As filed with the Securities and Exchange Commission on July 1, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2021 – April 30, 2022

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.
(b)	Not applicable.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2022

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with information about the investments of your Fund(s). The Securities and Exchange Commission currently requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2022.

We believe it is important to understand market conditions over the last six months to provide context for reading this report. The period began on November 1, 2021, with the S&P 500® Index at all-time highs driven by strong corporate earnings growth and continuing accommodative monetary policy from the Federal Reserve (“Fed”). While inflation had begun an upward trend it was still considered by many to be temporary and manageable, particularly as the year finished with the highest annualized U.S. gross domestic product growth rate in more than three decades. Against this backdrop stocks continued to rise into the calendar year’s close.

Stocks quickly headed into correction mode as the new year began and the Omicron variant of the COVID-19 pandemic created an exponential rise in case trends. Inflation continued to rise and after reaching levels not seen in more than 40 years, it became apparent the Fed would need to raise rates faster and higher than most had previously anticipated. In late February 2022, Russia invaded Ukraine creating a humanitarian crisis and geo-political concerns further exacerbating inflation and global market uncertainties. In March 2022, the Fed raised rates for the first time since 2018 and clearly signaled more rate hikes would soon follow.

By April, the year-over-year increase in the Consumer Price Index (“CPI”), a measure of inflation, was exceeding 8% and longer-term interest rates rose accordingly with the 10-year U.S. Treasury bond yield surpassing 2.90%, representing its highest rate in more than three years. Credit spreads also widened considerably, and as the period concluded yields for both investment grade and high yield bonds had reached their highest points since the initial months of the pandemic.

While U.S. COVID rates had dropped precipitously from earlier in the year, they remained elevated globally and China evoked widespread lockdowns spurring growth concerns in Asia and throughout emerging market regions. This contributed to further bottlenecks of global supply chains, already operating under historically constrained conditions and spurring global growth concerns. Major international stock indexes such as MSCI EAFE and MSCI Emerging Markets also suffered declines for the period.

While the reporting period ended with negative returns for both stocks and bonds, we continue to believe in the benefits of long-term investing and asset class diversification. Markets have historically not only displayed resilience, even amidst challenging market environments such as this past one, but also the ability to quickly discount future improving conditions as they appear evident.

For the six-month period ended April 30, 2022, the S&P 500® Index returned -9.65%, while the MSCI EAFE Index, representing international developed market equities, returned -11.80%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned -9.47%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2021, and held for the entire six-month period until April 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)		Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$886.40	$2.20		$1,022.50	$2.36	0.47%
Class C	1,000.00	883.20	5.88		1,018.50	6.31	1.26
Class I	1,000.00	890.50	0.80		1,024.00	0.85	0.17
Class R	1,000.00	885.60	3.41		1,021.20	3.66	0.73
Class R3	1,000.00	942.00	0.56	(D)	1,023.10	1.76	0.35

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	844.20	2.24		1,022.40	2.46	0.49
Class C	1,000.00	840.70	5.93		1,018.30	6.51	1.30
Class I	1,000.00	847.20	0.73		1,024.00	0.80	0.16
Class R	1,000.00	842.80	3.34		1,021.20	3.66	0.73
Class R3	1,000.00	948.80	0.56	(D)	1,023.10	1.76	0.35

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	863.00	2.17		1,022.50	2.36	0.47
Class C	1,000.00	859.70	5.86		1,018.50	6.36	1.27
Class I	1,000.00	866.00	0.69		1,024.10	0.75	0.15
Class R	1,000.00	862.10	3.42		1,021.10	3.71	0.74
Class R3	1,000.00	946.70	0.56	(D)	1,023.10	1.76	0.35

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	878.60	2.19		1,022.50	2.36	0.47
Class C	1,000.00	874.80	5.86		1,018.50	6.31	1.26
Class I	1,000.00	881.60	0.70		1,024.10	0.75	0.15
Class R	1,000.00	877.40	3.35		1,021.20	3.61	0.72
Class R3	1,000.00	944.10	0.56	(D)	1,023.10	1.76	0.35

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation Intermediate Horizon
Class R	$1,000.00	$880.40	$2.80	$1,021.80	$3.01	0.60%
Class R4	1,000.00	881.60	1.63	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	844.10	2.74	1,021.80	3.01	0.60
Class R4	1,000.00	844.60	1.60	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	919.50	2.86	1,021.80	3.01	0.60
Class R4	1,000.00	920.70	1.67	1,023.10	1.76	0.35

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Class commenced operations on March 1, 2022. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (60 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2022.

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition

At April 30, 2022

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.9%
U.S. Equity Funds	22.7
International Equity Funds	11.5
International Fixed Income Funds	5.7
U.S. Mixed Allocation Fund	1.2
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.0
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	64.1%
International Equity Funds	32.7
U.S. Mixed Allocation Fund	2.0
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.2
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	45.1%
International Equity Funds	23.4
U.S. Fixed Income Funds	23.4
International Fixed Income Funds	4.7
U.S. Mixed Allocation Fund	1.4
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	2.0
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.4%
U.S. Equity Funds	31.9
International Equity Funds	16.7
International Fixed Income Funds	6.2
U.S. Mixed Allocation Fund	1.3
International Alternative Fund	0.0 *
Net Other Assets (Liabilities) ^	1.5
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.7%
U.S. Equity Funds	37.0
International Equity Fund	13.2
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	65.8%
International Equity Fund	23.8
U.S. Fixed Income Funds	10.3
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.8%
U.S. Equity Funds	7.8
International Equity Fund	2.1
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.8%
U.S. Equity Funds - 2.8%
Alerian MLP ETF	158,781	$ 6,044,793
Energy Select Sector SPDR Fund	27,695	2,081,279
Health Care Select Sector SPDR Fund	6,015	783,694
Vanguard S&P 500 ETF	12,065	4,569,016
Vanguard Short-Term Treasury ETF	51,399	3,029,971

Total Exchange-Traded Funds (Cost $16,779,468)		16,508,753

INVESTMENT COMPANIES - 96.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	2,881

International Equity Funds - 11.5%
Transamerica Emerging Markets Opportunities (C)	1,007,935	8,325,542
Transamerica International Equity (C)	2,064,268	38,436,674
Transamerica International Focus (C)	1,136,898	9,140,664
Transamerica International Small Cap Value (C)	397,710	5,114,553
Transamerica International Stock (C)	651,730	6,491,228

		67,508,661

International Fixed Income Funds - 5.7%
Transamerica Emerging Markets Debt (C)	1,651,925	15,049,035
Transamerica Inflation Opportunities (C)	1,723,811	18,065,543

		33,114,578

U.S. Equity Funds - 19.9%
Transamerica Capital Growth (C)	27,192	204,754
Transamerica Large Cap Value (C)	3,687,470	48,232,101

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (C)	459,493	$ 3,492,143
Transamerica Mid Cap Value (C)	411,030	4,369,253
Transamerica Mid Cap Value Opportunities (C)	2,653	30,774
Transamerica Small Cap Growth (C)	552,524	3,530,625
Transamerica Small Cap Value (C)	425,860	2,917,141
Transamerica Sustainable Equity Income (C)	1,879,208	13,737,012
Transamerica US Growth (C)	1,647,319	39,535,645

		116,049,448

U.S. Fixed Income Funds - 57.9%
Transamerica Bond (C)	5,856,516	50,190,345
Transamerica Core Bond (C)	5,599,434	50,394,903
Transamerica Floating Rate (C)	852,523	7,954,043
Transamerica High Yield Bond (C)	1,423,301	11,941,491
Transamerica Intermediate Bond (C)	5,508,990	50,517,441
Transamerica Short-Term Bond (C)	1,948,654	19,018,865
Transamerica Total Return (C)	16,259,076	148,445,366

		338,462,454

U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (C)	996,335	7,133,761

Total Investment Companies (Cost $569,538,077)		562,271,783

Total Investments (Cost $586,317,545)		578,780,536
Net Other Assets (Liabilities) - 1.0%		5,902,408

Net Assets - 100.0%		$584,682,944

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	28	06/17/2022	$5,864,708	$5,778,500	$—	$(86,208)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$16,508,753	$—	$—	$16,508,753
Investment Companies	562,268,902	—	—	562,268,902

Total	$578,777,655	$—	$—	$578,777,655

Investment Companies Measured at Net Asset Value (E)				2,881

Total Investments				$578,780,536

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(86,208)	$—	$—	$(86,208)

Total Other Financial Instruments	$(86,208)	$—	$—	$(86,208)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,109,376	$3,052,446	$(5,000,000)	$(221,595)	$(5,749,882)	$50,190,345	5,856,516	$446,050	$299,697
Transamerica Capital Growth	32,122,256	11,197,492	(22,000,000)	(7,194,995)	(13,919,999)	204,754	27,192	60,354	11,137,138
Transamerica Core Bond	57,137,475	2,867,610	(4,000,000)	(185,262)	(5,424,920)	50,394,903	5,599,434	617,398	250,212
Transamerica Emerging Markets Debt	21,291,214	473,831	(4,000,000)	(144,428)	(2,571,582)	15,049,035	1,651,925	473,831	—
Transamerica Emerging Markets Opportunities	14,851,862	1,065,653	(4,000,000)	394,897	(3,986,870)	8,325,542	1,007,935	796,536	269,117
Transamerica Energy Infrastructure	6,662,478	154,454	—	—	316,829	7,133,761	996,335	154,454	—
Transamerica Floating Rate	—	8,055,768	—	—	(101,725)	7,954,043	852,523	33,870	—
Transamerica Global Allocation Liquidating Trust	3,128	—	—	—	(247)	2,881	1,340	—	—
Transamerica High Yield Bond	7,766,518	7,229,193	(2,000,000)	(86,649)	(967,571)	11,941,491	1,423,301	228,900	—
Transamerica Inflation Opportunities	25,029,935	3,583,520	(9,000,000)	(204,723)	(1,343,189)	18,065,543	1,723,811	470,927	112,593
Transamerica Intermediate Bond	64,756,133	1,590,054	(9,000,000)	(408,115)	(6,420,631)	50,517,441	5,508,990	598,090	991,964
Transamerica International Equity	29,737,218	13,055,019	—	—	(4,355,563)	38,436,674	2,064,268	1,055,019	—
Transamerica International Focus	24,797,462	1,467,450	(12,000,000)	1,650,352	(6,774,600)	9,140,664	1,136,898	734,585	732,865
Transamerica International Small Cap Value	3,062,706	3,112,630	—	—	(1,060,783)	5,114,553	397,710	79,997	32,633
Transamerica International Stock	17,309,681	1,306,784	(10,300,000)	1,509,021	(3,334,258)	6,491,228	651,730	484,115	822,669
Transamerica Large Cap Value	45,920,374	12,052,319	(6,000,000)	1,092,210	(4,832,802)	48,232,101	3,687,470	1,052,319	—
Transamerica Mid Cap Growth	2,533,448	2,707,267	—	—	(1,748,572)	3,492,143	459,493	245,507	461,760
Transamerica Mid Cap Value	4,468,534	735,900	—	—	(835,181)	4,369,253	411,030	60,679	675,221
Transamerica Mid Cap Value Opportunities	3,256,771	290,101	(3,300,000)	914,122	(1,130,220)	30,774	2,653	113,934	176,167
Transamerica Short-Term Bond	21,138,981	2,645,554	(4,000,000)	(72,766)	(692,904)	19,018,865	1,948,654	143,481	—
Transamerica Small Cap Growth	8,053,837	481,517	(3,000,000)	1,027,812	(3,032,541)	3,530,625	552,524	86,585	394,932
Transamerica Small Cap Value	8,018,509	2,231,529	(5,000,000)	582,947	(2,915,844)	2,917,141	425,860	1,528,280	703,249
Transamerica Sustainable Equity Income	15,260,836	5,730,629	(3,000,000)	(524,469)	(3,729,984)	13,737,012	1,879,208	1,785,505	945,124
Transamerica Total Return	184,324,432	7,162,621	(24,350,000)	(1,895,794)	(16,795,893)	148,445,366	16,259,076	2,162,621	—
Transamerica US Growth	41,970,897	21,421,332	(10,000,000)	(244,844)	(13,611,740)	39,535,645	1,647,319	527,755	4,097,119

Total	$697,584,061	$113,670,673	$(139,950,000)	$(4,012,279)	$(105,020,672)	$562,271,783	56,173,195	$13,940,792	$22,102,460

(D)	Restricted security. At April 30, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$2,881	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.3%
U.S. Equity Funds - 2.3%
Alerian MLP ETF	232,034	$8,833,535
Energy Select Sector SPDR Fund	46,892	3,523,934
Health Care Select Sector SPDR Fund	10,514	1,369,869
Vanguard S&P 500 ETF	24,126	9,136,516

Total Exchange-Traded Funds (Cost $23,468,087)		22,863,854

INVESTMENT COMPANIES - 96.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	1,880

International Equity Funds - 32.7%
Transamerica Emerging Markets Opportunities (C)	3,674,571	30,351,960
Transamerica International Equity (C)	8,314,377	154,813,695
Transamerica International Focus (C)	10,827,194	87,050,644
Transamerica International Small Cap Value (C)	1,061,891	13,655,922
Transamerica International Stock (C)	3,547,710	35,335,190

		321,207,411

U.S. Equity Funds - 61.8%
Transamerica Capital Growth (C)	907,163	6,830,934

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (C)	19,567,661	$ 255,945,005
Transamerica Mid Cap Growth (C)	2,850,497	21,663,775
Transamerica Mid Cap Value (C)	2,406,143	25,577,301
Transamerica Mid Cap Value Opportunities (C)	6,338	73,524
Transamerica Small Cap Growth (C)	1,065,192	6,806,575
Transamerica Small Cap Value (C)	1,018,053	6,973,664
Transamerica Sustainable Equity Income (C)	9,440,236	69,008,126
Transamerica US Growth (C)	8,915,375	213,968,999

		606,847,903

U.S. Mixed Allocation Fund - 2.0%
Transamerica Energy Infrastructure (C)	2,651,038	18,981,433

Total Investment Companies (Cost $850,022,063)		947,038,627

Total Investments (Cost $873,490,150)		969,902,481
Net Other Assets (Liabilities) - 1.2%		11,846,142

Net Assets - 100.0%		$981,748,623

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	100	06/17/2022	$20,944,974	$20,637,500	$—	$(307,474)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$22,863,854	$—	$—	$22,863,854
Investment Companies	947,036,747	—	—	947,036,747

Total	$969,900,601	$—	$—	$969,900,601

Investment Companies Measured at Net Asset Value (E)				1,880

Total Investments				$969,902,481

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(307,474)	$—	$—	$(307,474)

Total Other Financial Instruments	$(307,474)	$—	$—	$(307,474)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$152,469,240	$50,353,958	$(97,000,000)	$(22,358,882)	$(76,633,382)	$6,830,934	907,163	$271,409	$50,082,549
Transamerica Emerging Markets Opportunities	67,512,530	6,753,538	(28,000,000)	471,582	(16,385,690)	30,351,960	3,674,571	5,048,018	1,705,520
Transamerica Energy Infrastructure	45,653,179	198,763	(27,999,999)	4,742,048	(3,612,558)	18,981,433	2,651,038	711,865	—
Transamerica Global Allocation Liquidating Trust	2,041	—	—	—	(161)	1,880	874	—	—
Transamerica International Equity	150,187,493	26,328,361	—	—	(21,702,159)	154,813,695	8,314,377	5,328,361	—
Transamerica International Focus	127,292,467	17,532,838	(31,500,000)	(2,144,922)	(24,129,739)	87,050,644	10,827,194	3,770,835	3,762,003
Transamerica International Small Cap Value	27,315,870	1,004,535	(10,000,000)	2,331,871	(6,996,354)	13,655,922	1,061,891	713,489	291,046
Transamerica International Stock	27,592,048	13,255,178	—	—	(5,512,036)	35,335,190	3,547,710	835,459	1,419,719
Transamerica Large Cap Value	233,754,982	54,888,920	(12,000,000)	(583,106)	(20,115,791)	255,945,005	19,567,661	3,754,861	—
Transamerica Mid Cap Growth	8,424,670	22,351,932	(2,000,000)	(322,353)	(6,790,474)	21,663,775	2,850,497	816,403	1,535,529
Transamerica Mid Cap Value	39,989,252	5,925,372	(14,000,000)	1,757,104	(8,094,427)	25,577,301	2,406,143	488,576	5,436,796
Transamerica Mid Cap Value Opportunities	9,749,944	2,201,632	(9,950,000)	1,235,673	(3,163,725)	73,524	6,338	864,666	1,336,966
Transamerica Small Cap Growth	15,754,660	928,299	(6,000,000)	1,857,461	(5,733,845)	6,806,575	1,065,192	166,923	761,376
Transamerica Small Cap Value	15,345,225	4,156,421	(8,000,000)	859,937	(5,387,919)	6,973,664	1,018,053	2,846,557	1,309,864
Transamerica Sustainable Equity Income	73,421,354	20,915,914	(6,000,000)	(1,182,200)	(18,146,942)	69,008,126	9,440,236	7,812,710	4,103,204
Transamerica US Growth	220,194,616	81,474,094	(12,000,000)	(1,473,852)	(74,225,859)	213,968,999	8,915,375	2,906,907	22,567,187

Total	$1,214,659,571	$308,269,755	$(264,449,999)	$(14,809,639)	$(296,631,061)	$947,038,627	76,254,313	$36,337,039	$94,311,759

(D)	Restricted security. At April 30, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,880	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%
U.S. Equity Funds - 1.8%
Alerian MLP ETF	332,664	$12,664,519
Energy Select Sector SPDR Fund	79,107	5,944,891
Health Care Select Sector SPDR Fund	17,273	2,250,499
Vanguard Short-Term Treasury ETF	144,103	8,494,872

Total Exchange-Traded Funds (Cost $29,028,052)		29,354,781

INVESTMENT COMPANIES - 96.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	12,566

International Equity Funds - 23.4%
Transamerica Emerging Markets Opportunities (C)	4,291,670	35,449,197
Transamerica International Equity (C)	9,956,518	185,390,358
Transamerica International Focus (C)	11,868,573	95,423,323
Transamerica International Small Cap Value (C)	1,205,569	15,503,613
Transamerica International Stock (C)	4,526,921	45,088,129

		376,854,620

International Fixed Income Funds - 4.7%
Transamerica Emerging Markets Debt (C)	4,653,375	42,392,243
Transamerica Inflation Opportunities (C)	3,077,767	32,254,999

		74,647,242

U.S. Equity Funds - 43.3%
Transamerica Capital Growth (C)	1,787,301	13,458,374
Transamerica Large Cap Value (C)	22,685,767	296,729,835

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (C)	3,564,562	$ 27,090,671
Transamerica Mid Cap Value (C)	2,984,970	31,730,232
Transamerica Mid Cap Value Opportunities (C)	4,352	50,481
Transamerica Small Cap Growth (C)	1,325,139	8,467,639
Transamerica Small Cap Value (C)	1,418,597	9,717,392
Transamerica Sustainable Equity Income (C)	11,437,380	83,607,248
Transamerica US Growth (C)	9,417,460	226,019,045

		696,870,917

U.S. Fixed Income Funds - 23.4%
Transamerica Bond (C)	6,580,166	56,392,350
Transamerica Core Bond (C)	4,951,079	44,559,710
Transamerica Floating Rate (C)	2,451,005	22,867,875
Transamerica High Yield Bond (C)	3,580,996	30,044,555
Transamerica Intermediate Bond (C)	7,215,415	66,165,353
Transamerica Short-Term Bond (C)	2,011,920	19,636,339
Transamerica Total Return (C)	14,878,633	135,841,922

		375,508,104

U.S. Mixed Allocation Fund - 1.4%
Transamerica Energy Infrastructure (C)	3,154,614	22,587,038

Total Investment Companies (Cost $1,449,382,756)		1,546,480,487

Total Investments (Cost $1,478,410,808)		1,575,835,268
Net Other Assets (Liabilities) - 2.0%		32,433,411

Net Assets - 100.0%		$1,608,268,679

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	70	06/17/2022	$14,663,875	$14,446,250	$—	$(217,625)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$29,354,781	$—	$—	$29,354,781
Investment Companies	1,546,467,921	—	—	1,546,467,921

Total	$1,575,822,702	$—	$—	$1,575,822,702

Investment Companies Measured at Net Asset Value (E)				12,566

Total Investments				$1,575,835,268

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(217,625)	$—	$—	$(217,625)

Total Other Financial Instruments	$(217,625)	$—	$—	$(217,625)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$60,932,853	$6,142,108	$(4,000,000)	$(315,216)	$(6,367,395)	$56,392,350	6,580,166	$827,495	$314,259
Transamerica Capital Growth	183,646,849	64,017,426	(107,000,000)	(34,146,050)	(93,059,851)	13,458,374	1,787,301	345,055	63,672,371
Transamerica Core Bond	74,700,428	1,029,544	(25,000,000)	(1,681,297)	(4,488,965)	44,559,710	4,951,079	702,421	327,123
Transamerica Emerging Markets Debt	67,976,211	1,475,357	(19,000,000)	(1,231,879)	(6,827,446)	42,392,243	4,653,375	1,475,357	—
Transamerica Emerging Markets Opportunities	72,421,610	5,459,461	(26,000,000)	1,890,587	(18,322,461)	35,449,197	4,291,670	4,080,744	1,378,717
Transamerica Energy Infrastructure	58,994,061	291,370	(38,000,001)	6,987,293	(5,685,685)	22,587,038	3,154,614	897,393	—
Transamerica Floating Rate	—	23,160,329	—	—	(292,454)	22,867,875	2,451,005	160,329	—
Transamerica Global Allocation Liquidating Trust	13,641	—	—	—	(1,075)	12,566	5,843	—	—
Transamerica High Yield Bond	19,971,045	12,555,474	—	—	(2,481,964)	30,044,555	3,580,996	555,447	—
Transamerica Inflation Opportunities	28,886,378	17,919,059	(12,000,000)	(434,395)	(2,116,043)	32,254,999	3,077,767	734,992	184,067
Transamerica Intermediate Bond	88,556,316	2,196,392	(15,000,000)	(1,580,547)	(8,006,808)	66,165,353	7,215,415	853,281	1,343,111
Transamerica International Equity	186,378,310	37,612,341	(13,000,000)	1,126,066	(26,726,359)	185,390,358	9,956,518	6,612,341	—
Transamerica International Focus	159,061,684	9,412,857	(41,000,000)	(1,353,776)	(30,697,442)	95,423,323	11,868,573	4,711,946	4,700,911
Transamerica International Small Cap Value	25,323,385	931,263	(6,000,000)	1,279,286	(6,030,321)	15,503,613	1,205,569	661,446	269,817
Transamerica International Stock	54,069,348	4,419,245	(5,000,000)	624,155	(9,024,619)	45,088,129	4,526,921	1,637,164	2,782,081
Transamerica Large Cap Value	266,374,532	76,273,433	(23,000,000)	6,703,373	(29,621,503)	296,729,835	22,685,767	5,940,099	—
Transamerica Mid Cap Growth	14,849,573	23,145,585	—	—	(10,904,487)	27,090,671	3,564,562	1,439,017	2,706,568
Transamerica Mid Cap Value	45,219,214	7,446,931	(13,000,000)	1,293,436	(9,229,349)	31,730,232	2,984,970	614,037	6,832,894
Transamerica Mid Cap Value Opportunities	11,861,053	1,954,713	(12,100,000)	2,511,022	(4,176,307)	50,481	4,352	767,691	1,187,022
Transamerica Short-Term Bond	16,230,730	7,048,251	(3,000,000)	(19,712)	(622,930)	19,636,339	2,011,920	121,244	—
Transamerica Small Cap Growth	22,270,339	1,154,840	(10,000,000)	3,943,296	(8,900,836)	8,467,639	1,325,139	207,660	947,180
Transamerica Small Cap Value	22,160,814	5,413,867	(12,000,000)	2,894,879	(8,752,168)	9,717,392	1,418,597	3,707,729	1,706,138
Transamerica Sustainable Equity Income	90,414,518	19,289,886	(3,000,000)	(542,351)	(22,554,805)	83,607,248	11,437,380	7,505,836	4,927,154
Transamerica Total Return	173,323,268	2,035,238	(22,000,000)	(2,070,971)	(15,445,613)	135,841,922	14,878,633	2,035,238	—
Transamerica US Growth	227,854,231	120,552,787	(46,000,000)	(923,314)	(75,464,659)	226,019,045	9,417,460	2,915,887	22,636,900

Total	$1,971,490,391	$450,937,757	$(455,100,001)	$(15,046,115)	$(405,801,545)	$1,546,480,487	139,035,592	$49,509,849	$115,916,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At April 30, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$12,566	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%
U.S. Equity Funds - 1.8%
Alerian MLP ETF	225,897	$8,599,899
Energy Select Sector SPDR Fund	50,616	3,803,792
Health Care Select Sector SPDR Fund	11,265	1,467,717
Vanguard Short-Term Treasury ETF	94,279	5,557,747

Total Exchange-Traded Funds (Cost $19,222,990)		19,429,155

INVESTMENT COMPANIES - 96.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	7,800

International Equity Funds - 16.7%
Transamerica Emerging Markets Opportunities (C)	2,351,470	19,423,145
Transamerica International Equity (C)	4,949,953	92,168,132
Transamerica International Focus (C)	4,468,367	35,925,669
Transamerica International Small Cap Value (C)	827,835	10,645,964
Transamerica International Stock (C)	1,930,465	19,227,427

		177,390,337

International Fixed Income Funds - 6.2%
Transamerica Emerging Markets Debt (C)	3,015,243	27,468,863
Transamerica Inflation Opportunities (C)	3,631,033	38,053,226

		65,522,089

U.S. Equity Funds - 30.1%
Transamerica Capital Growth (C)	576,078	4,337,867
Transamerica Large Cap Value (C)	9,984,981	130,603,545

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (C)	1,678,236	$ 12,754,594
Transamerica Mid Cap Value (C)	1,356,593	14,420,587
Transamerica Mid Cap Value Opportunities (C)	985	11,422
Transamerica Small Cap Growth (C)	973,585	6,221,206
Transamerica Small Cap Value (C)	1,149,837	7,876,382
Transamerica Sustainable Equity Income (C)	5,079,650	37,132,242
Transamerica US Growth (C)	4,485,061	107,641,460

		320,999,305

U.S. Fixed Income Funds - 42.4%
Transamerica Bond (C)	9,475,433	81,204,462
Transamerica Core Bond (C)	6,753,064	60,777,573
Transamerica Floating Rate (C)	1,598,481	14,913,831
Transamerica High Yield Bond (C)	2,510,432	21,062,522
Transamerica Intermediate Bond (C)	6,469,783	59,327,907
Transamerica Short-Term Bond (C)	3,549,481	34,642,938
Transamerica Total Return (C)	19,724,817	180,087,583

		452,016,816

U.S. Mixed Allocation Fund - 1.3%
Transamerica Energy Infrastructure (C)	1,934,859	13,853,594

Total Investment Companies (Cost $998,740,065)		1,029,789,941

Total Investments (Cost $1,017,963,055)		1,049,219,096
Net Other Assets (Liabilities) - 1.5%		15,525,429

Net Assets - 100.0%		$1,064,744,525

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	59	06/17/2022	$12,358,211	$12,176,125	$—	$(182,086)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,429,155	$—	$—	$19,429,155
Investment Companies	1,029,782,141	—	—	1,029,782,141

Total	$1,049,211,296	$—	$—	$1,049,211,296

Investment Companies Measured at Net Asset Value (E)				7,800

Total Investments				$1,049,219,096

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(182,086)	$—	$—	$(182,086)

Total Other Financial Instruments	$(182,086)	$—	$—	$(182,086)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$95,422,958	$7,631,706	$(12,500,000)	$(332,261)	$(9,017,941)	$81,204,462	9,475,433	$1,170,241	$461,202
Transamerica Capital Growth	78,543,800	27,379,571	(49,000,000)	(9,512,451)	(43,073,053)	4,337,867	576,078	147,577	27,231,994
Transamerica Core Bond	89,630,490	1,256,586	(22,500,000)	(1,263,318)	(6,346,185)	60,777,573	6,753,064	864,083	392,503
Transamerica Emerging Markets Debt	45,793,570	986,692	(14,000,000)	(672,631)	(4,638,768)	27,468,863	3,015,243	986,692	—
Transamerica Emerging Markets Opportunities	40,522,043	2,793,469	(15,000,000)	1,229,673	(10,122,040)	19,423,145	2,351,470	2,088,014	705,455
Transamerica Energy Infrastructure	28,895,933	112,994	(15,999,999)	2,865,617	(2,020,951)	13,853,594	1,934,859	471,886	—
Transamerica Floating Rate	—	15,104,562	—	—	(190,731)	14,913,831	1,598,481	104,562	—
Transamerica Global Allocation Liquidating Trust	8,468	—	—	—	(668)	7,800	3,627	—	—
Transamerica High Yield Bond	14,423,533	8,396,059	—	(7)	(1,757,063)	21,062,522	2,510,432	396,039	—
Transamerica Inflation Opportunities	35,889,529	13,007,804	(8,000,000)	(289,227)	(2,554,880)	38,053,226	3,631,033	815,581	192,223
Transamerica Intermediate Bond	95,228,765	2,253,955	(29,000,000)	(1,496,098)	(7,658,715)	59,327,907	6,469,783	803,937	1,450,018
Transamerica International Equity	86,925,174	25,083,936	(8,000,000)	764,273	(12,605,251)	92,168,132	4,949,953	3,083,936	—
Transamerica International Focus	70,859,179	8,726,322	(30,000,000)	1,487,133	(15,146,965)	35,925,669	4,468,367	1,865,345	1,860,977
Transamerica International Small Cap Value	13,010,780	478,469	—	—	(2,843,285)	10,645,964	827,835	339,841	138,628
Transamerica International Stock	30,853,030	2,521,707	(10,000,000)	1,349,588	(5,496,898)	19,227,427	1,930,465	934,197	1,587,510
Transamerica Large Cap Value	115,462,693	32,188,839	(7,000,000)	1,752,143	(11,800,130)	130,603,545	9,984,981	2,522,173	—
Transamerica Mid Cap Growth	9,946,549	10,932,780	(3,000,000)	1,032,342	(6,157,077)	12,754,594	1,678,236	670,906	1,261,874
Transamerica Mid Cap Value	23,096,559	3,803,660	(8,500,000)	1,847,162	(5,826,794)	14,420,587	1,356,593	313,632	3,490,028
Transamerica Mid Cap Value Opportunities	1,567,496	353,956	(1,600,000)	406,718	(716,748)	11,422	985	139,012	214,944
Transamerica Short-Term Bond	42,343,216	4,783,826	(11,000,001)	(172,605)	(1,311,498)	34,642,938	3,549,481	283,808	—
Transamerica Small Cap Growth	14,943,259	848,465	(6,000,000)	2,343,255	(5,913,773)	6,221,206	973,585	152,568	695,897
Transamerica Small Cap Value	14,283,786	3,685,939	(6,000,000)	2,558,313	(6,651,656)	7,876,382	1,149,837	2,524,344	1,161,595
Transamerica Sustainable Equity Income	42,083,423	12,754,946	(7,000,000)	(395,089)	(10,311,038)	37,132,242	5,079,650	3,478,004	2,332,708
Transamerica Total Return	202,812,013	10,526,141	(11,000,000)	(558,095)	(21,692,476)	180,087,583	19,724,817	2,526,141	—
Transamerica US Growth	116,501,131	53,785,806	(24,700,000)	(465,291)	(37,480,186)	107,641,460	4,485,061	1,459,017	11,326,789

Total	$1,309,047,377	$249,398,190	$(299,800,000)	$2,479,144	$(231,334,770)	$1,029,789,941	98,479,349	$28,141,536	$54,504,345

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At April 30, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$7,800	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 13.2%
Transamerica International Equity (A)	1,963,047	$36,826,753

Money Market Fund - 0.1%
Transamerica Government Money Market, 0.00% (A) (B)	296,427	296,427

U.S. Equity Funds - 37.0%
Transamerica Large Growth (A)	2,922,529	30,628,104
Transamerica Large Value Opportunities (A)	3,998,071	38,981,192
Transamerica Mid Cap Growth (A)	1,009,048	7,648,586
Transamerica Mid Cap Value Opportunities (A)	747,644	8,725,008
Transamerica Small Cap Growth (A)	1,150,419	7,339,671
Transamerica Small Cap Value (A)	1,359,998	9,356,788

		102,679,349

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.7%
Transamerica High Quality Bond (A)	2,424,120	$ 22,956,415
Transamerica High Yield Bond (A)	2,047,611	17,179,457
Transamerica Inflation-Protected Securities (A)	3,236,084	33,525,830
Transamerica Intermediate Bond (A)	7,021,878	64,460,838

		138,122,540

Total Investment Companies (Cost $290,229,488)		277,925,069

Total Investments (Cost $290,229,488)		277,925,069
Net Other Assets (Liabilities) - (0.0)% (C)		(136,205)

Net Assets - 100.0%		$277,788,864

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$277,925,069	$—	$—	$277,925,069

Total Investments	$277,925,069	$—	$—	$277,925,069

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.8%
Transamerica International Equity (A)	2,067,300	$38,782,544

Money Market Fund - 0.2%
Transamerica Government Money Market, 0.00% (A) (B)	234,104	234,104

U.S. Equity Funds - 65.8%
Transamerica Large Growth (A)	2,771,276	29,042,976
Transamerica Large Value Opportunities (A)	3,911,352	38,135,683
Transamerica Mid Cap Growth (A)	1,233,525	9,350,119
Transamerica Mid Cap Value Opportunities (A)	921,422	10,752,999
Transamerica Small Cap Growth (A)	1,473,563	9,401,332
Transamerica Small Cap Value (A)	1,567,158	10,782,050

		107,465,159

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 10.3%
Transamerica High Quality Bond (A)	94,812	$ 897,868
Transamerica High Yield Bond (A)	409,668	3,437,115
Transamerica Inflation-Protected Securities (A)	557,477	5,775,458
Transamerica Intermediate Bond (A)	738,411	6,778,617

		16,889,058

Total Investment Companies (Cost $171,909,283)		163,370,865

Total Investments (Cost $171,909,283)		163,370,865
Net Other Assets (Liabilities) - (0.1)%		(81,771)

Net Assets - 100.0%		$163,289,094

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$163,370,865	$—	$—	$163,370,865

Total Investments	$163,370,865	$—	$—	$163,370,865

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica International Equity (A)	110,207	$2,067,492

Money Market Fund - 0.3%
Transamerica Government Money Market, 0.00% (A) (B)	270,285	270,285

U.S. Equity Funds - 7.8%
Transamerica Large Growth (A)	248,395	2,603,182
Transamerica Large Value Opportunities (A)	329,984	3,217,339
Transamerica Small Cap Growth (A)	139,412	889,446
Transamerica Small Cap Value (A)	146,594	1,008,568

		7,718,535

U.S. Fixed Income Funds - 89.8%
Transamerica High Quality Bond (A)	1,814,008	17,178,656

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,209,204	$ 10,145,218
Transamerica Inflation-Protected Securities (A)	1,691,085	17,519,642
Transamerica Intermediate Bond (A)	4,767,939	43,769,683

		88,613,199

Total Investment Companies (Cost $104,800,085)		98,669,511

Total Investments (Cost $104,800,085)		98,669,511
Net Other Assets (Liabilities) - (0.0)%		(48,283)

Net Assets - 100.0%		$98,621,228

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$98,669,511	$—	$—	$98,669,511

Total Investments	$98,669,511	$—	$—	$98,669,511

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2022

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Assets:
Affiliated investments, at value (A)	$562,271,783	$947,038,627	$1,546,480,487	$1,029,789,941
Unaffiliated investments, at value (B)	16,508,753	22,863,854	29,354,781	19,429,155
Cash	6,037,817	11,708,770	33,755,561	15,663,679
Receivables and other assets:
Shares of beneficial interest sold	130,471	140,342	200,227	75,574
Dividends	224,011	—	362,048	381,378
Contributions from affiliate	37,786	58,594	114,655	80,028
Variation margin receivable on futures contracts	271,116	968,263	677,793	571,293
Prepaid expenses	1,898	3,375	5,393	3,474
Total assets	585,483,635	982,781,825	1,610,950,945	1,065,994,522

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	224,267	—	389,383	381,616
Dividends and/or distributions	—	—	—	227
Shares of beneficial interest redeemed	306,272	533,618	1,527,867	367,555
Investment management fees	48,914	83,401	131,679	88,031
Distribution and service fees	141,563	253,336	400,129	262,460
Transfer agent fees	39,723	100,553	142,029	86,779
Trustees, CCO and deferred compensation fees	6,044	9,908	15,571	10,265
Audit and tax fees	11,388	12,065	13,807	12,651
Custody fees	3,562	5,486	8,277	4,429
Legal fees	789	186	948	1,432
Printing and shareholder reports fees	11,779	26,083	39,884	24,492
Registration fees	2,251	2,769	2,989	2,998
Other accrued expenses	4,139	5,797	9,703	7,062
Total liabilities	800,691	1,033,202	2,682,266	1,249,997
Net assets	$584,682,944	$981,748,623	$1,608,268,679	$1,064,744,525

Net assets consist of:
Paid-in capital	$581,769,594	$821,194,763	$1,442,582,990	$994,286,129
Total distributable earnings (accumulated losses)	2,913,350	160,553,860	165,685,689	70,458,396
Net assets	$584,682,944	$981,748,623	$1,608,268,679	$1,064,744,525
Net assets by class:
Class A	$530,505,675	$864,433,037	$1,427,966,999	$942,783,282
Class C	38,460,562	81,030,990	118,094,259	78,364,064
Class I	14,971,321	34,902,532	60,682,471	40,865,810
Class R	735,715	1,318,473	1,509,173	2,705,506
Class R3	9,671	63,591	15,777	25,863
Shares outstanding (unlimited shares, no par value):
Class A	53,034,892	65,730,047	121,846,640	87,244,318
Class C	3,892,329	6,365,208	9,910,881	7,154,446
Class I	1,484,756	2,648,938	5,170,531	3,774,909
Class R	72,607	101,153	128,906	251,407
Class R3	964	4,836	1,346	2,393
Net asset value per share: (C)
Class A	$10.00	$13.15	$11.72	$10.81
Class C	9.88	12.73	11.92	10.95
Class I	10.08	13.18	11.74	10.83
Class R	10.13	13.03	11.71	10.76
Class R3	10.03	13.15	11.72	10.81
Maximum offering price per share: (D)
Class A	$10.58	$13.92	$12.40	$11.44

(A) Affiliated investments, at cost	$569,538,077	$850,022,063	$1,449,382,756	$998,740,065
(B) Unaffiliated investments, at cost	$16,779,468	$23,468,087	$29,028,052	$19,222,990

(C)

Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(D)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Assets:
Affiliated investments, at value (A)	$277,925,069	$163,370,865	$98,669,511
Receivables and other assets:
Affiliated investments sold	309,318	111,069	13,229
Shares of beneficial interest sold	—	1,831	—
Dividends	70,495	14,260	42,297
Total assets	278,304,882	163,498,025	98,725,037

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	225,289	21,378	43,359
Shares of beneficial interest redeemed	154,524	105,800	12,167
Investment management fees	22,958	13,794	8,061
Distribution and service fees	113,191	67,922	40,219
Transfer agent fees	56	37	3
Total liabilities	516,018	208,931	103,809
Net assets	$277,788,864	$163,289,094	$98,621,228

Net assets consist of:
Paid-in capital	$280,253,552	$158,035,187	$104,200,487
Total distributable earnings (accumulated losses)	(2,464,688)	5,253,907	(5,579,259)
Net assets	$277,788,864	$163,289,094	$98,621,228
Net assets by class:
Class R	$268,826,462	$157,440,860	$98,130,141
Class R4	8,962,402	5,848,234	491,087
Shares outstanding (unlimited shares, no par value):
Class R	27,885,632	16,864,899	10,382,609
Class R4	929,697	625,265	51,961
Net asset value per share: (B)
Class R	$9.64	$9.34	$9.45
Class R4	9.64	9.35	9.45

(A) Affiliated investments, at cost	$290,229,488	$171,909,283	$104,800,085

(B) Net asset value per share for Class R and R4 shares represents offering price.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS

For the period ended April 30, 2022

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Investment Income:
Dividend income from affiliated investments	$13,940,792	$36,337,039	$49,509,849	$28,141,536
Dividend income from unaffiliated investments	68,760	45,826	22,741	14,030
Total investment income	14,009,552	36,382,865	49,532,590	28,155,566

Expenses:
Investment management fees	335,825	573,722	910,503	609,335
Distribution and service fees:
Class A	728,221	1,213,601	1,987,158	1,305,869
Class C	224,826	499,801	715,568	462,183
Class R	2,008	3,575	4,116	7,096
Class R3 (A)	4	10	5	5
Transfer agent fees:
Class A	202,778	475,802	669,077	408,243
Class C	24,528	77,502	97,592	56,303
Class I	9,156	20,446	35,067	22,943
Class R	297	645	865	1,131
Class R3 (A)	2	6	3	3
Trustees, CCO and deferred compensation fees	8,504	14,567	23,724	15,726
Audit and tax fees	12,781	14,726	17,930	15,279
Custody fees	4,221	6,570	10,675	7,452
Legal fees	14,887	24,919	40,762	27,440
Printing and shareholder reports fees	29,032	64,405	98,163	60,263
Registration fees	71,439	81,261	87,867	85,902
Other	14,006	19,282	28,892	21,162
Total expenses before waiver and/or reimbursement and recapture	1,682,515	3,090,840	4,727,967	3,106,335
Expenses waived and/or reimbursed:
Class I	(7,992)	(17,785)	(30,884)	(20,237)
Class R3 (A)	(4)	(11)	(4)	(5)
Recapture of previously waived and/or reimbursed fees:
Class R3 (A)	1	4	—	1
Net expenses	1,674,520	3,073,048	4,697,079	3,086,094

Net investment income (loss)	12,335,032	33,309,817	44,835,511	25,069,472

Net realized gain (loss) on:
Affiliated investments	(4,012,279)	(14,809,639)	(15,046,115)	2,479,144
Unaffiliated Investments	250,109	1,577,423	2,002,225	973,148
Capital gain distributions received from affiliated investment companies	22,102,460	94,311,759	115,916,313	54,504,345
Futures contracts	(1,152,410)	(1,366,667)	(3,074,993)	(2,240,565)
Net realized gain (loss)	17,187,880	79,712,876	99,797,430	55,716,072

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(105,020,672)	(296,631,061)	(405,801,545)	(231,334,770)
Unaffiliated investments	(270,715)	(604,233)	326,729	206,165
Futures contracts	(495,765)	(1,018,510)	(1,070,868)	(819,174)
Net change in unrealized appreciation (depreciation)	(105,787,152)	(298,253,804)	(406,545,684)	(231,947,779)
Net realized and change in unrealized gain (loss)	(88,599,272)	(218,540,928)	(306,748,254)	(176,231,707)
Net increase (decrease) in net assets resulting from operations	$(76,264,240)	$(185,231,111)	$(261,912,743)	$(151,162,235)

(A)	Class R3 commenced operations on March 1, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Investment Income:
Dividend income from affiliated investments	$13,921,805	$12,795,791	$2,374,781
Total investment income	13,921,805	12,795,791	2,374,781

Expenses:
Investment management fees	185,507	113,419	64,724
Distribution and service fees:
Class R	748,428	456,501	268,353
Class R4	12,259	8,036	664
Transfer agent fees:
Class R4	368	241	20
Total expenses before waiver and/or reimbursement and recapture	946,562	578,197	333,761
Expenses waived and/or reimbursed:
Class R	(29,934)	(18,258)	(10,734)
Class R4	(1,352)	(886)	(73)
Net expenses	915,276	559,053	322,954

Net investment income (loss)	13,006,529	12,236,738	2,051,827

Net realized gain (loss) on:
Affiliated investments	2,185,945	1,395,350	214,763
Capital gain distributions received from affiliated investment companies	17,781,834	17,764,247	1,921,704
Net realized gain (loss)	19,967,779	19,159,597	2,136,467

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(71,588,463)	(62,556,812)	(13,099,753)
Net realized and change in unrealized gain (loss)	(51,620,684)	(43,397,215)	(10,963,286)
Net increase (decrease) in net assets resulting from operations	$(38,614,155)	$(31,160,477)	$(8,911,459)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$12,335,032	$16,573,608	$33,309,817	$4,148,610
Net realized gain (loss)	17,187,880	34,429,417	79,712,876	56,855,411
Net change in unrealized appreciation (depreciation)	(105,787,152)	47,916,918	(298,253,804)	320,589,009
Net increase (decrease) in net assets resulting from operations	(76,264,240)	98,919,943	(185,231,111)	381,593,030

Dividends and/or distributions to shareholders:
Class A	(43,293,972)	(27,282,301)	(79,442,839)	(37,942,179)
Class C	(3,257,483)	(3,214,529)	(7,658,393)	(5,510,923)
Class I	(1,388,918)	(803,071)	(3,254,708)	(1,664,077)
Class R	(53,536)	(36,500)	(112,935)	(64,697)
Class R3 (A)	(12)	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(47,993,921)	(31,336,401)	(90,468,875)	(45,181,876)

Capital share transactions:
Proceeds from shares sold:
Class A	13,796,259	28,003,380	18,708,941	33,251,641
Class C	3,311,627	8,376,620	4,647,688	10,171,870
Class I	1,715,427	10,290,360	5,681,008	9,720,988
Class R	50,005	83,011	56,412	132,267
Class R3 (A)	10,252	—	67,186	—
	18,883,570	46,753,371	29,161,235	53,276,766
Dividends and/or distributions reinvested:
Class A	41,485,374	26,134,335	76,104,412	36,294,047
Class C	3,245,809	3,176,664	7,651,109	5,473,487
Class I	1,379,332	792,079	3,172,823	1,624,233
Class R	53,536	36,500	112,935	64,697
Class R3 (A)	12	—	—	—
	46,164,063	30,139,578	87,041,279	43,456,464
Cost of shares redeemed:
Class A	(54,951,114)	(101,447,480)	(75,918,392)	(144,366,822)
Class C	(5,375,966)	(15,975,852)	(9,267,629)	(28,761,520)
Class I	(4,502,677)	(8,660,466)	(6,565,203)	(13,245,657)
Class R	(134,958)	(163,787)	(14,644)	(794,977)
	(64,964,715)	(126,247,585)	(91,765,868)	(187,168,976)
Automatic conversions:
Class A	4,634,965	39,699,383	14,016,675	56,710,871
Class C	(4,634,965)	(39,699,383)	(14,016,675)	(56,710,871)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	82,918	(49,354,636)	24,436,646	(90,435,746)
Net increase (decrease) in net assets	(124,175,243)	18,228,906	(251,263,340)	245,975,408

Net assets:
Beginning of period/year	708,858,187	690,629,281	1,233,011,963	987,036,555
End of period/year	$584,682,944	$708,858,187	$981,748,623	$1,233,011,963

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	1,238,776	2,372,424	1,240,713	2,180,679
Class C	299,331	720,081	319,891	680,929
Class I	149,015	863,882	383,735	629,930
Class R	4,450	6,969	3,800	8,616
Class R3 (A)	963	—	4,836	—
	1,692,535	3,963,356	1,952,975	3,500,154
Shares reinvested:
Class A	3,688,221	2,258,602	4,925,852	2,527,441
Class C	291,416	278,337	510,414	392,646
Class I	121,984	68,085	205,627	113,345
Class R	4,696	3,120	7,372	4,540
Class R3 (A)	1	—	—	—
	4,106,318	2,608,144	5,649,265	3,037,972
Shares redeemed:
Class A	(4,902,030)	(8,586,874)	(5,017,606)	(9,341,725)
Class C	(488,501)	(1,369,527)	(643,841)	(1,940,596)
Class I	(405,672)	(725,810)	(443,843)	(863,886)
Class R	(11,149)	(13,714)	(1,010)	(53,114)
	(5,807,352)	(10,695,925)	(6,106,300)	(12,199,321)
Automatic conversions:
Class A	424,414	3,391,562	941,349	3,690,908
Class C	(429,679)	(3,434,031)	(972,284)	(3,810,574)
	(5,265)	(42,469)	(30,935)	(119,666)
Net increase (decrease) in shares outstanding:
Class A	449,381	(564,286)	2,090,308	(942,697)
Class C	(327,433)	(3,805,140)	(785,820)	(4,677,595)
Class I	(134,673)	206,157	145,519	(120,611)
Class R	(2,003)	(3,625)	10,162	(39,958)
Class R3 (A)	964	—	4,836	—
	(13,764)	(4,166,894)	1,465,005	(5,780,861)

(A)	Class R3 commenced operations on March 1, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$44,835,511	$22,637,004	$25,069,472	$23,005,376
Net realized gain (loss)	99,797,430	101,056,032	55,716,072	64,912,995
Net change in unrealized appreciation (depreciation)	(406,545,684)	362,664,889	(231,947,779)	157,794,534
Net increase (decrease) in net assets resulting from operations	(261,912,743)	486,357,925	(151,162,235)	245,712,905

Dividends and/or distributions to shareholders:
Class A	(131,632,810)	(63,583,627)	(84,090,817)	(43,748,920)
Class C	(10,372,050)	(8,139,383)	(6,449,318)	(5,601,955)
Class I	(5,750,760)	(2,769,986)	(3,654,292)	(1,934,475)
Class R	(130,442)	(72,175)	(220,092)	(99,327)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(147,886,062)	(74,565,171)	(94,414,519)	(51,384,677)

Capital share transactions:
Proceeds from shares sold:
Class A	24,182,327	52,058,931	19,923,780	43,476,907
Class C	5,354,244	13,796,313	3,771,542	10,688,978
Class I	7,899,874	14,084,660	6,282,883	10,148,813
Class R	35,846	123,695	176,379	586,746
Class R3 (A)	16,642	—	27,024	—
	37,488,933	80,063,599	30,181,608	64,901,444
Dividends and/or distributions reinvested:
Class A	125,164,997	60,359,068	79,924,564	41,566,141
Class C	10,346,308	8,111,693	6,441,654	5,570,294
Class I	5,652,303	2,717,510	3,540,756	1,876,430
Class R	129,109	71,574	215,615	97,208
	141,292,717	71,259,845	90,122,589	49,110,073
Cost of shares redeemed:
Class A	(135,711,323)	(235,890,542)	(121,558,794)	(165,581,050)
Class C	(12,277,515)	(42,174,528)	(7,810,842)	(28,262,092)
Class I	(11,020,778)	(16,479,905)	(6,860,722)	(14,067,490)
Class R	(63,638)	(815,984)	(86,359)	(1,164,377)
	(159,073,254)	(295,360,959)	(136,316,717)	(209,075,009)
Automatic conversions:
Class A	20,181,146	110,183,373	10,525,567	83,877,387
Class C	(20,181,146)	(110,183,373)	(10,525,567)	(83,877,387)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	19,708,396	(144,037,515)	(16,012,520)	(95,063,492)
Net increase (decrease) in net assets	(390,090,409)	267,755,239	(261,589,274)	99,264,736

Net assets:
Beginning of period/year	1,998,359,088	1,730,603,849	1,326,333,799	1,227,069,063
End of period/year	$1,608,268,679	$1,998,359,088	$1,064,744,525	$1,326,333,799

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	1,823,661	3,816,885	1,660,691	3,428,398
Class C	401,940	992,147	309,621	834,762
Class I	605,452	1,018,361	521,301	795,816
Class R	2,724	9,083	15,221	46,436
Class R3 (A)	1,346	—	2,393	—
	2,835,123	5,836,476	2,509,227	5,105,412
Shares reinvested:
Class A	9,285,237	4,604,048	6,529,785	3,390,387
Class C	753,006	609,444	517,818	448,855
Class I	419,933	207,761	289,514	153,303
Class R	9,578	5,464	17,673	7,948
	10,467,754	5,426,717	7,354,790	4,000,493
Shares redeemed:
Class A	(10,152,295)	(17,056,512)	(9,839,155)	(12,994,692)
Class C	(916,010)	(3,029,066)	(641,429)	(2,207,509)
Class I	(844,490)	(1,195,538)	(570,901)	(1,103,635)
Class R	(4,725)	(60,387)	(7,336)	(93,921)
	(11,917,520)	(21,341,503)	(11,058,821)	(16,399,757)
Automatic conversions:
Class A	1,540,029	8,040,237	882,680	6,648,908
Class C	(1,516,756)	(7,937,046)	(872,136)	(6,583,023)
	23,273	103,191	10,544	65,885
Net increase (decrease) in shares outstanding:
Class A	2,496,632	(595,342)	(765,999)	473,001
Class C	(1,277,820)	(9,364,521)	(686,126)	(7,506,915)
Class I	180,895	30,584	239,914	(154,516)
Class R	7,577	(45,840)	25,558	(39,537)
Class R3 (A)	1,346	—	2,393	—
	1,408,630	(9,975,119)	(1,184,260)	(7,227,967)

(A)	Class R3 commenced operations on March 1, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon		Transamerica Asset Allocation Short Horizon
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$13,006,529	$8,083,751	$12,236,738	$4,111,002	$2,051,827	$3,183,467
Net realized gain (loss)	19,967,779	15,729,036	19,159,597	11,567,220	2,136,467	2,974,110
Net change in unrealized appreciation (depreciation)	(71,588,463)	42,138,942	(62,556,812)	46,307,157	(13,099,753)	1,102,487
Net increase (decrease) in net assets resulting from operations	(38,614,155)	65,951,729	(31,160,477)	61,985,379	(8,911,459)	7,260,064

Dividends and/or distributions to shareholders:
Class R	(27,340,807)	(26,274,907)	(22,599,166)	(19,751,990)	(4,934,562)	(4,805,262)
Class R4	(898,334)	(816,146)	(793,269)	(643,392)	(25,286)	(23,638)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(28,239,141)	(27,091,053)	(23,392,435)	(20,395,382)	(4,959,848)	(4,828,900)

Capital share transactions:
Proceeds from shares sold:
Class R	615,138	1,802,547	711,784	2,528,423	1,343,451	1,496,352
Class R4	210,617	499,833	60,152	121,101	231	2,068
	825,755	2,302,380	771,936	2,649,524	1,343,682	1,498,420
Dividends and/or distributions reinvested:
Class R	27,340,807	26,274,907	22,599,166	19,751,990	4,934,562	4,805,262
Class R4	898,334	816,146	793,269	643,392	25,286	23,638
	28,239,141	27,091,053	23,392,435	20,395,382	4,959,848	4,828,900
Cost of shares redeemed:
Class R	(22,332,194)	(38,175,447)	(15,029,757)	(24,875,753)	(9,318,730)	(16,140,381)
Class R4	(371,891)	(923,442)	(50,225)	(282,284)	(30,773)	(23,863)
	(22,704,085)	(39,098,889)	(15,079,982)	(25,158,037)	(9,349,503)	(16,164,244)
Net increase (decrease) in net assets resulting from capital share transactions	6,360,811	(9,705,456)	9,084,389	(2,113,131)	(3,045,973)	(9,836,924)
Net increase (decrease) in net assets	(60,492,485)	29,155,220	(45,468,523)	39,476,866	(16,917,280)	(7,405,760)

Net assets:
Beginning of period/year	338,281,349	309,126,129	208,757,617	169,280,751	115,538,508	122,944,268
End of period/year	$277,788,864	$338,281,349	$163,289,094	$208,757,617	$98,621,228	$115,538,508

Capital share transactions - shares:
Shares issued:
Class R	58,615	157,246	69,088	219,672	131,176	139,461
Class R4	19,561	43,178	5,694	10,531	23	194
	78,176	200,424	74,782	230,203	131,199	139,655
Shares reinvested:
Class R	2,495,578	2,380,482	2,048,291	1,833,137	479,681	451,134
Class R4	82,038	73,903	71,798	59,551	2,461	2,219
	2,577,616	2,454,385	2,120,089	1,892,688	482,142	453,353
Shares redeemed:
Class R	(2,063,726)	(3,317,556)	(1,414,940)	(2,117,760)	(921,094)	(1,508,636)
Class R4	(36,626)	(78,496)	(4,605)	(24,371)	(3,071)	(2,231)
	(2,100,352)	(3,396,052)	(1,419,545)	(2,142,131)	(924,165)	(1,510,867)
Net increase (decrease) in shares outstanding:
Class R	490,467	(779,828)	702,439	(64,951)	(310,237)	(918,041)
Class R4	64,973	38,585	72,887	45,711	(587)	182
	555,440	(741,243)	775,326	(19,240)	(310,824)	(917,859)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.13		$11.04	$10.76	$10.67	$11.59	$11.18

Investment operations:
Net investment income (loss) (A)	0.21		0.27	0.19	0.19	0.25	0.24
Net realized and unrealized gain (loss)	(1.50)		1.33	0.47	0.65	(0.43)	0.71
Total investment operations	(1.29)		1.60	0.66	0.84	(0.18)	0.95
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.27)	(0.19)	(0.18)	(0.25)	(0.25)
Net realized gains	(0.61)		(0.24)	(0.19)	(0.57)	(0.49)	(0.29)
Total dividends and/or distributions to shareholders	(0.84)		(0.51)	(0.38)	(0.75)	(0.74)	(0.54)

Net asset value, end of period/year	$10.00		$12.13	$11.04	$10.76	$10.67	$11.59
Total return (B)	(11.36	)%(C)	14.80%	6.32%	8.64%	(1.77)%	8.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$530,506		$637,631	$586,536	$610,131	$661,621	$734,113
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.47	%(E)	0.45%	0.48%	0.49%	0.47%	0.47%
Including waiver and/or reimbursement and recapture	0.47	%(E)	0.45%	0.48%	0.49%	0.47%	0.47%
Net investment income (loss) to average net assets	3.86	%(E)	2.32%	1.78%	1.81%	2.21%	2.15%
Portfolio turnover rate	15	%(C)	6%	28%	4%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$11.99		$10.91	$10.68	$10.59	$11.49	$11.08

Investment operations:
Net investment income (loss) (A)	0.17		0.23	0.12	0.11	0.16	0.17
Net realized and unrealized gain (loss)	(1.48)		1.27	0.44	0.65	(0.42)	0.69
Total investment operations	(1.31)		1.50	0.56	0.76	(0.26)	0.86
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.18)	(0.14)	(0.10)	(0.15)	(0.16)
Net realized gains	(0.61)		(0.24)	(0.19)	(0.57)	(0.49)	(0.29)
Total dividends and/or distributions to shareholders	(0.80)		(0.42)	(0.33)	(0.67)	(0.64)	(0.45)

Net asset value, end of period/year	$9.88		$11.99	$10.91	$10.68	$10.59	$11.49
Total return (B)	(11.68	)%(C)	13.98%	5.37%	7.82%	(2.46)%	7.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,460		$50,580	$87,565	$126,367	$185,581	$331,669
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.26	%(E)	1.23%	1.25%	1.26%	1.23%	1.23%
Including waiver and/or reimbursement and recapture	1.26	%(E)	1.23%	1.25%	1.26%	1.23%	1.23%
Net investment income (loss) to average net assets	3.12	%(E)	1.96%	1.12%	1.07%	1.48%	1.51%
Portfolio turnover rate	15	%(C)	6%	28%	4%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.18		$11.08		$10.80		$10.70	$11.62	$11.21

Investment operations:
Net investment income (loss) (A)	0.24		0.30		0.22		0.21	0.28	0.28
Net realized and unrealized gain (loss)	(1.51)		1.34		0.46		0.67	(0.44)	0.69
Total investment operations	(1.27)		1.64		0.68		0.88	(0.16)	0.97
Contributions from affiliate	0.03	(B)	—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.30)		(0.21)		(0.21)	(0.27)	(0.27)
Net realized gains	(0.61)		(0.24)		(0.19)		(0.57)	(0.49)	(0.29)
Total dividends and/or distributions to shareholders	(0.86)		(0.54)		(0.40)		(0.78)	(0.76)	(0.56)

Net asset value, end of period/year	$10.08		$12.18		$11.08		$10.80	$10.70	$11.62
Total return	(10.95	)%(B)(C)	15.07%		6.48%		8.95%	(1.56)%	8.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,971		$19,731		$15,655		$16,423	$19,845	$29,213
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.26	%(E)	0.24%		0.26%		0.27%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.17	%(E)(F)(G)	0.15	%(G)	0.24	%(G)	0.27%	0.26%	0.26%
Net investment income (loss) to average net assets	4.29	%(E)	2.55%		2.04%		1.98%	2.51%	2.46%
Portfolio turnover rate	15	%(C)	6%		28%		4%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.03 to the class. The Total Return would have been 0.27% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.27		$11.16	$10.89	$10.78	$11.70	$11.28

Investment operations:
Net investment income (loss) (A)	0.21		0.25	0.15	0.15	0.20	0.21
Net realized and unrealized gain (loss)	(1.52)		1.34	0.48	0.67	(0.42)	0.70
Total investment operations	(1.31)		1.59	0.63	0.82	(0.22)	0.91
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.24)	(0.17)	(0.14)	(0.21)	(0.20)
Net realized gains	(0.61)		(0.24)	(0.19)	(0.57)	(0.49)	(0.29)
Total dividends and/or distributions to shareholders	(0.83)		(0.48)	(0.36)	(0.71)	(0.70)	(0.49)

Net asset value, end of period/year	$10.13		$12.27	$11.16	$10.89	$10.78	$11.70
Total return	(11.44	)%(B)	14.50%	5.90%	8.28%	(2.10)%	8.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$736		$916	$873	$855	$1,347	$1,359
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.71%	0.76%	0.86%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.71%	0.76%	0.86%	0.83%	0.85%
Net investment income (loss) to average net assets	3.79	%(D)	2.09%	1.42%	1.41%	1.82%	1.88%
Portfolio turnover rate	15	%(B)	6%	28%	4%	20%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R3
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$10.66

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	(0.64)
Total investment operations	(0.62)
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)

Net asset value, end of period	$10.03
Total return	(5.80	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)
Net investment income (loss) to average net assets	1.43	%(E)
Portfolio turnover rate	15	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.86		$12.53	$13.01	$14.38	$16.35	$14.71

Investment operations:
Net investment income (loss) (A)	0.45		0.06	0.17	0.11	0.26	0.23
Net realized and unrealized gain (loss)	(2.88)		4.86	0.48	0.67	(0.56)	2.55
Total investment operations	(2.43)		4.92	0.65	0.78	(0.30)	2.78
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.47)		(0.10)	(0.21)	(0.19)	(0.32)	(0.24)
Net realized gains	(0.81)		(0.49)	(0.92)	(1.96)	(1.35)	(0.90)
Total dividends and/or distributions to shareholders	(1.28)		(0.59)	(1.13)	(2.15)	(1.67)	(1.14)

Net asset value, end of period/year	$13.15		$16.86	$12.53	$13.01	$14.38	$16.35
Total return (B)	(15.58	)%(C)	40.12%	5.01%	7.89%	(2.33)%	20.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$864,433		$1,072,922	$809,244	$887,342	$922,131	$830,875
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.49	%(E)	0.48%	0.53%	0.54%	0.51%	0.52%
Including waiver and/or reimbursement and recapture	0.49	%(E)	0.48%	0.53%	0.54%	0.51%	0.52%
Net investment income (loss) to average net assets	6.04	%(E)	0.41%	1.40%	0.90%	1.65%	1.53%
Portfolio turnover rate	18	%(C)	8%	26%	1%	32%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.27		$12.11	$12.59	$13.88	$15.82	$14.26

Investment operations:
Net investment income (loss) (A)	0.39		(0.03)	0.09	0.03	0.15	0.13
Net realized and unrealized gain (loss)	(2.81)		4.68	0.44	0.64	(0.55)	2.46
Total investment operations	(2.42)		4.65	0.53	0.67	(0.40)	2.59
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		—	(0.09)	—	(0.19)	(0.13)
Net realized gains	(0.81)		(0.49)	(0.92)	(1.96)	(1.35)	(0.90)
Total dividends and/or distributions to shareholders	(1.12)		(0.49)	(1.01)	(1.96)	(1.54)	(1.03)

Net asset value, end of period/year	$12.73		$16.27	$12.11	$12.59	$13.88	$15.82
Total return (B)	(15.93	)%(C)	39.09%	4.13%	7.10%	(3.03)%	19.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,031		$116,319	$143,282	$205,681	$309,195	$628,621
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.30	%(E)	1.26%	1.31%	1.31%	1.26%	1.26%
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.26%	1.31%	1.31%	1.26%	1.26%
Net investment income (loss) to average net assets	5.43	%(E)	(0.23)%	0.74%	0.25%	1.02%	0.91%
Portfolio turnover rate	18	%(C)	8%	26%	1%	32%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.88		$12.53		$13.01		$14.38	$16.36	$14.72

Investment operations:
Net investment income (loss) (A)	0.47		0.12		0.22		0.16	0.30	0.23
Net realized and unrealized gain (loss)	(2.87)		4.86		0.47		0.65	(0.57)	2.59
Total investment operations	(2.40)		4.98		0.69		0.81	(0.27)	2.82
Contributions from affiliate	0.02	(B)	—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.51)		(0.14)		(0.25)		(0.22)	(0.36)	(0.28)
Net realized gains	(0.81)		(0.49)		(0.92)		(1.96)	(1.35)	(0.90)
Total dividends and/or distributions to shareholders	(1.32)		(0.63)		(1.17)		(2.18)	(1.71)	(1.18)

Net asset value, end of period/year	$13.18		$16.88		$12.53		$13.01	$14.38	$16.36
Total return	(15.28	)%(B)(C)	40.62%		5.31%		8.19%	(2.11)%	20.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,903		$42,252		$32,886		$43,396	$51,209	$56,253
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25	%(E)	0.24%		0.26%		0.27%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.16	%(E)(F)(G)	0.15	%(G)	0.25	%(G)	0.27%	0.26%	0.26%
Net investment income (loss) to average net assets	6.32	%(E)	0.77%		1.81%		1.25%	1.95%	1.50%
Portfolio turnover rate	18	%(C)	8%		26%		1%	32%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.02 to the class. The Total Return would have been 0.13% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.70		$12.41	$12.89	$14.22	$16.20	$14.57

Investment operations:
Net investment income (loss) (A)	0.42		0.04	0.14	0.08	0.22	0.18
Net realized and unrealized gain (loss)	(2.86)		4.81	0.47	0.67	(0.57)	2.55
Total investment operations	(2.44)		4.85	0.61	0.75	(0.35)	2.73
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.42)		(0.07)	(0.17)	(0.12)	(0.28)	(0.20)
Net realized gains	(0.81)		(0.49)	(0.92)	(1.96)	(1.35)	(0.90)
Total dividends and/or distributions to shareholders	(1.23)		(0.56)	(1.09)	(2.08)	(1.63)	(1.10)

Net asset value, end of period/year	$13.03		$16.70	$12.41	$12.89	$14.22	$16.20
Total return	(15.72	)%(B)	39.84%	4.72%	7.71%	(2.67)%	19.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,318		$1,519	$1,625	$1,940	$2,193	$2,702
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.76%	0.80%	0.79%	0.80%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.76%	0.80%	0.79%	0.80%
Net investment income (loss) to average net assets	5.69	%(D)	0.26%	1.17%	0.61%	1.41%	1.19%
Portfolio turnover rate	18	%(B)	8%	26%	1%	32%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R3
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$13.86

Investment operations:
Net investment income (loss) (B)	(0.05)
Net realized and unrealized gain (loss)	(0.66)
Total investment operations	(0.71)
Contributions from affiliate	—

Net asset value, end of period	$13.15
Total return	(5.12	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$64
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)
Net investment income (loss) to average net assets	(2.50	)%(E)
Portfolio turnover rate	18	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.72		$11.87	$12.05	$12.81	$14.38	$13.34

Investment operations:
Net investment income (loss) (A)	0.33		0.17	0.18	0.16	0.27	0.26
Net realized and unrealized gain (loss)	(2.20)		3.21	0.50	0.69	(0.50)	1.67
Total investment operations	(1.87)		3.38	0.68	0.85	(0.23)	1.93
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.38)		(0.15)	(0.23)	(0.21)	(0.30)	(0.25)
Net realized gains	(0.75)		(0.38)	(0.63)	(1.40)	(1.04)	(0.64)
Total dividends and/or distributions to shareholders	(1.13)		(0.53)	(0.86)	(1.61)	(1.34)	(0.89)

Net asset value, end of period/year	$11.72		$14.72	$11.87	$12.05	$12.81	$14.38
Total return (B)	(13.70	)%(C)	29.05%	5.75%	8.37%	(2.02)%	15.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,427,967		$1,756,950	$1,423,975	$1,531,349	$1,589,016	$1,434,214
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.47	%(E)	0.46%	0.50%	0.51%	0.49%	0.49%
Including waiver and/or reimbursement and recapture	0.47	%(E)	0.46%	0.50%	0.51%	0.49%	0.49%
Net investment income (loss) to average net assets	5.02	%(E)	1.19%	1.59%	1.36%	1.98%	1.89%
Portfolio turnover rate	17	%(C)	8%	28%	3%	32%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.85		$11.96	$12.10	$12.72		$14.28	$13.24

Investment operations:
Net investment income (loss) (A)	0.29		0.09	0.11	0.08		0.18	0.17
Net realized and unrealized gain (loss)	(2.25)		3.21	0.48	0.70		(0.52)	1.65
Total investment operations	(1.96)		3.30	0.59	0.78		(0.34)	1.82
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.03)	(0.10)	(0.00	)(B)	(0.18)	(0.14)
Net realized gains	(0.75)		(0.38)	(0.63)	(1.40)		(1.04)	(0.64)
Total dividends and/or distributions to shareholders	(0.97)		(0.41)	(0.73)	(1.40)		(1.22)	(0.78)

Net asset value, end of period/year	$11.92		$14.85	$11.96	$12.10		$12.72	$14.28
Total return (C)	(14.03	)%(D)	28.03%	4.97%	7.60%		(2.82)%	14.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$118,094		$166,140	$245,806	$354,235		$547,237	$1,123,771
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.27	%(F)	1.24%	1.27%	1.28%		1.24%	1.24%
Including waiver and/or reimbursement and recapture	1.27	%(F)	1.24%	1.27%	1.28%		1.24%	1.24%
Net investment income (loss) to average net assets	4.32	%(F)	0.66%	0.93%	0.68%		1.33%	1.25%
Portfolio turnover rate	17	%(D)	8%	28%	3%		32%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.73		$11.87		$12.04		$12.80	$14.38	$13.34

Investment operations:
Net investment income (loss) (A)	0.35		0.21		0.22		0.19	0.30	0.27
Net realized and unrealized gain (loss)	(2.20)		3.21		0.50		0.68	(0.51)	1.69
Total investment operations	(1.85)		3.42		0.72		0.87	(0.21)	1.96
Contributions from affiliate	0.02(B)		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.41)		(0.18)		(0.26)		(0.23)	(0.33)	(0.28)
Net realized gains	(0.75)		(0.38)		(0.63)		(1.40)	(1.04)	(0.64)
Total dividends and/or distributions to shareholders	(1.16)		(0.56)		(0.89)		(1.63)	(1.37)	(0.92)

Net asset value, end of period/year	$11.74		$14.73		$11.87		$12.04	$12.80	$14.38
Total return	(13.40	)%(B)(C)	29.42%		6.12%		8.64%	(1.84)%	15.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,683		$73,488		$58,844		$72,827	$81,772	$85,959
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.24	%(E)	0.23%		0.25%		0.26%	0.25%	0.25%
Including waiver and/or reimbursement and recapture	0.15	%(E)(F)(G)	0.14	%(G)	0.24	%(G)	0.26%	0.25%	0.25%
Net investment income (loss) to average net assets	5.36	%(E)	1.52%		1.92%		1.65%	2.24%	1.96%
Portfolio turnover rate	17	%(C)	8%		28%		3%	32%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.02 to the class. The Total Return would have been 0.15% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.68		$11.84	$11.99	$12.73	$14.30	$13.26

Investment operations:
Net investment income (loss) (A)	0.30		0.14	0.14	0.13	0.24	0.18
Net realized and unrealized gain (loss)	(2.19)		3.19	0.51	0.68	(0.52)	1.70
Total investment operations	(1.89)		3.33	0.65	0.81	(0.28)	1.88
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.33)		(0.11)	(0.17)	(0.15)	(0.25)	(0.20)
Net realized gains	(0.75)		(0.38)	(0.63)	(1.40)	(1.04)	(0.64)
Total dividends and/or distributions to shareholders	(1.08)		(0.49)	(0.80)	(1.55)	(1.29)	(0.84)

Net asset value, end of period/year	$11.71		$14.68	$11.84	$11.99	$12.73	$14.30
Total return	(13.79	)%(B)	28.63%	5.51%	8.08%	(2.33)%	15.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,509		$1,781	$1,979	$2,082	$3,268	$4,246
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.77%	0.78%	0.76%	0.76%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.77%	0.78%	0.76%	0.76%
Net investment income (loss) to average net assets	4.68	%(D)	1.00%	1.26%	1.12%	1.74%	1.36%
Portfolio turnover rate	17	%(B)	8%	28%	3%	32%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R3
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$12.38

Investment operations:
Net investment income (loss) (B)	0.00	(C)
Net realized and unrealized gain (loss)	(0.66)
Total investment operations	(0.66)
Contributions from affiliate	—

Net asset value, end of period	$11.72
Total return	(5.33	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$16
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.54	%(F)
Including waiver and/or reimbursement and recapture	0.35	%(F)
Net investment income (loss) to average net assets	0.09	%(F)
Portfolio turnover rate	17	%(D)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.31		$11.48	$11.46	$11.64	$12.80	$12.11

Investment operations:
Net investment income (loss) (A)	0.26		0.22	0.19	0.18	0.26	0.25
Net realized and unrealized gain (loss)	(1.76)		2.11	0.47	0.69	(0.47)	1.08
Total investment operations	(1.50)		2.33	0.66	0.87	(0.21)	1.33
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.20)	(0.25)	(0.23)	(0.27)	(0.23)
Net realized gains	(0.68)		(0.30)	(0.39)	(0.82)	(0.68)	(0.41)
Total dividends and/or distributions to shareholders	(1.00)		(0.50)	(0.64)	(1.05)	(0.95)	(0.64)

Net asset value, end of period/year	$10.81		$13.31	$11.48	$11.46	$11.64	$12.80
Total return (B)	(12.14	)%(C)	20.68%	5.93%	8.51%	(1.89)%	11.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$942,783		$1,171,334	$1,004,834	$1,066,485	$1,124,731	$1,094,724
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.47	%(E)	0.44%	0.49%	0.49%	0.48%	0.48%
Including waiver and/or reimbursement and recapture	0.47	%(E)	0.44%	0.49%	0.49%	0.48%	0.48%
Net investment income (loss) to average net assets	4.28	%(E)	1.76%	1.72%	1.64%	2.12%	2.07%
Portfolio turnover rate	16	%(C)	8%	24%	4%	25%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.38		$11.52	$11.47	$11.55	$12.70	$12.01

Investment operations:
Net investment income (loss) (A)	0.21		0.17	0.12	0.10	0.17	0.17
Net realized and unrealized gain (loss)	(1.78)		2.07	0.45	0.70	(0.48)	1.06
Total investment operations	(1.57)		2.24	0.57	0.80	(0.31)	1.23
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.08)	(0.13)	(0.06)	(0.16)	(0.13)
Net realized gains	(0.68)		(0.30)	(0.39)	(0.82)	(0.68)	(0.41)
Total dividends and/or distributions to shareholders	(0.86)		(0.38)	(0.52)	(0.88)	(0.84)	(0.54)

Net asset value, end of period/year	$10.95		$13.38	$11.52	$11.47	$11.55	$12.70
Total return (B)	(12.52	)%(C)	19.75%	5.06%	7.77%	(2.68)%	10.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,364		$104,930	$176,866	$266,489	$415,277	$786,977
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.26	%(E)	1.23%	1.27%	1.26%	1.23%	1.22%
Including waiver and/or reimbursement and recapture	1.26	%(E)	1.23%	1.27%	1.26%	1.23%	1.22%
Net investment income (loss) to average net assets	3.54	%(E)	1.30%	1.07%	0.93%	1.43%	1.43%
Portfolio turnover rate	16	%(C)	8%	24%	4%	25%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.32		$11.48		$11.46		$11.63	$12.80	$12.11

Investment operations:
Net investment income (loss) (A)	0.27		0.27		0.22		0.20	0.29	0.28
Net realized and unrealized gain (loss)	(1.75)		2.10		0.47		0.70	(0.48)	1.08
Total investment operations	(1.48)		2.37		0.69		0.90	(0.19)	1.36
Contributions from affiliate	0.02(B)		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.35)		(0.23)		(0.28)		(0.25)	(0.30)	(0.26)
Net realized gains	(0.68)		(0.30)		(0.39)		(0.82)	(0.68)	(0.41)
Total dividends and/or distributions to shareholders	(1.03)		(0.53)		(0.67)		(1.07)	(0.98)	(0.67)

Net asset value, end of period/year	$10.83		$13.32		$11.48		$11.46	$11.63	$12.80
Total return	(11.84	)%(B)(C)	21.03%		6.19%		8.86%	(1.73)%	11.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,866		$47,079		$42,338		$49,587	$48,287	$59,664
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25	%(E)	0.22%		0.26%		0.26%	0.26%	0.25%
Including waiver and/or reimbursement and recapture	0.15	%(E)(F)(G)	0.13	%(G)	0.25	%(G)	0.26%	0.26%	0.25%
Net investment income (loss) to average net assets	4.57	%(E)	2.09%		2.00%		1.84%	2.40%	2.26%
Portfolio turnover rate	16	%(C)	8%		24%		4%	25%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.02 to the class. The Total Return would have been 0.16% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.24		$11.42	$11.39	$11.57	$12.72	$12.03

Investment operations:
Net investment income (loss) (A)	0.24		0.17	0.16	0.17	0.22	0.17
Net realized and unrealized gain (loss)	(1.75)		2.11	0.47	0.66	(0.46)	1.13
Total investment operations	(1.51)		2.28	0.63	0.83	(0.24)	1.30
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.16)	(0.21)	(0.19)	(0.23)	(0.20)
Net realized gains	(0.68)		(0.30)	(0.39)	(0.82)	(0.68)	(0.41)
Total dividends and/or distributions to shareholders	(0.97)		(0.46)	(0.60)	(1.01)	(0.91)	(0.61)

Net asset value, end of period/year	$10.76		$13.24	$11.42	$11.39	$11.57	$12.72
Total return	(12.26	)%(B)	20.34%	5.72%	8.21%	(2.08)%	11.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,706		$2,991	$3,031	$3,058	$4,313	$4,693
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.70%	0.73%	0.74%	0.73%	0.73%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.70%	0.73%	0.74%	0.73%	0.73%
Net investment income (loss) to average net assets	3.97	%(D)	1.36%	1.46%	1.54%	1.82%	1.38%
Portfolio turnover rate	16	%(B)	8%	24%	4%	25%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R3
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$11.45

Investment operations:
Net investment income (loss) (B)	0.01
Net realized and unrealized gain (loss)	(0.65)
Total investment operations	(0.64)
Contributions from affiliate	—

Net asset value, end of period	$10.81
Total return	(5.59	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$26
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55	%(E)
Including waiver and/or reimbursement and recapture	0.35	%(E)
Net investment income (loss) to average net assets	0.62	%(E)
Portfolio turnover rate	16	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.97		$10.66	$10.57	$10.22	$10.38	$10.00

Investment operations:
Net investment income (loss) (B)	0.45		0.28	0.16	0.24	0.16	0.05
Net realized and unrealized gain (loss)	(1.77)		1.98	0.58	0.69	(0.16)	0.37
Total investment operations	(1.32)		2.26	0.74	0.93	—	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.46)		(0.28)	(0.16)	(0.24)	(0.16)	(0.04)
Net realized gains	(0.55)		(0.67)	(0.49)	(0.34)	—	—
Total dividends and/or distributions to shareholders	(1.01)		(0.95)	(0.65)	(0.58)	(0.16)	(0.04)

Net asset value, end of period/year	$9.64		$11.97	$10.66	$10.57	$10.22	$10.38
Total return	(11.96	)%(C)	22.01%	7.33%	9.85%	(0.07)%	4.24	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$268,827		$327,930	$300,319	$332,117	$357,118	$424,721
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	8.41	%(E)	2.38%	1.53%	2.35%	1.51%	0.99	%(E)
Portfolio turnover rate	15	%(C)	32%	48%	35%	27%	26	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$11.97		$10.66	$10.57	$10.22	$10.38	$9.58		$9.23

Investment operations:
Net investment income (loss) (D)	0.46		0.30	0.18	0.26	0.18	0.13		0.18
Net realized and unrealized gain (loss)	(1.76)		1.99	0.59	0.69	(0.16)	0.78		0.35
Total investment operations	(1.30)		2.29	0.77	0.95	0.02	0.91		0.53

Dividends and/or distributions to shareholders:
Net investment income	(0.48)		(0.31)	(0.19)	(0.26)	(0.18)	(0.11)		(0.18)
Net realized gains	(0.55)		(0.67)	(0.49)	(0.34)	—	—		—
Total dividends and/or distributions to shareholders	(1.03)		(0.98)	(0.68)	(0.60)	(0.18)	(0.11)		(0.18)

Net asset value, end of period/year	$9.64		$11.97	$10.66	$10.57	$10.22	$10.38		$9.58
Total return	(11.84	)%(E)	22.33%	7.61%	10.10%	0.18%	9.53	%(E)	5.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,962		$10,351	$8,807	$9,321	$15,632	$20,852		$78,806
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.38%	0.38%	0.21	%(G)	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.35%	0.35%	0.20	%(G)	0.10%
Net investment income (loss) to average net assets	8.56	%(G)	2.58%	1.75%	2.60%	1.73%	1.37	%(G)	1.88%
Portfolio turnover rate	15	%(E)	32%	48%	35%	27%	26	%(E)	45%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.49		$10.12	$10.50	$10.64	$10.68		$10.00

Investment operations:
Net investment income (loss) (B)	0.69		0.23	0.12	0.22	0.10		0.01
Net realized and unrealized gain (loss)	(2.42)		3.37	0.67	0.68	(0.05	)(C)	0.68
Total investment operations	(1.73)		3.60	0.79	0.90	0.05		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.74)		(0.25)	(0.13)	(0.23)	(0.09)		(0.01)
Net realized gains	(0.68)		(0.98)	(1.04)	(0.81)	—		—
Total dividends and/or distributions to shareholders	(1.42)		(1.23)	(1.17)	(1.04)	(0.09)		(0.01)

Net asset value, end of period/year	$9.34		$12.49	$10.12	$10.50	$10.64		$10.68
Total return	(15.59	)%(D)	37.55%	7.72%	10.28%	0.47%		6.90	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,441		$201,847	$164,147	$177,392	$190,928		$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62%	0.62%	0.62%	0.62%		0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60%	0.60%	0.60%	0.60%		0.60	%(F)
Net investment income (loss) to average net assets	12.94	%(F)	2.00%	1.19%	2.16%	0.86%		0.14	%(F)
Portfolio turnover rate	16	%(D)	23%	52%	40%	30%		35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$12.51		$10.13	$10.51	$10.64	$10.68		$9.38		$8.87

Investment operations:
Net investment income (loss) (D)	0.70		0.26	0.14	0.25	0.12		0.06		0.11
Net realized and unrealized gain (loss)	(2.43)		3.38	0.67	0.67	(0.04	)(E)	1.31		0.51
Total investment operations	(1.73)		3.64	0.81	0.92	0.08		1.37		0.62

Dividends and/or distributions to shareholders:
Net investment income	(0.75)		(0.28)	(0.15)	(0.24)	(0.12)		(0.07)		(0.11)
Net realized gains	(0.68)		(0.98)	(1.04)	(0.81)	—		—		—
Total dividends and/or distributions to shareholders	(1.43)		(1.26)	(1.19)	(1.05)	(0.12)		(0.07)		(0.11)

Net asset value, end of period/year	$9.35		$12.51	$10.13	$10.51	$10.64		$10.68		$9.38
Total return	(15.54	)%(F)	37.96%	7.98%	10.57%	0.72%		14.69	%(F)	7.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,848		$6,911	$5,134	$8,695	$25,038		$32,618		$28,489
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.38%	0.38%	0.38%	0.38%		0.28	%(H)	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.35%	0.35%	0.35%	0.35%		0.26	%(H)	0.10%
Net investment income (loss) to average net assets	13.02	%(H)	2.21%	1.44%	2.47%	1.09%		0.64	%(H)	1.29%
Portfolio turnover rate	16	%(F)	23%	52%	40%	30%		35	%(F)	28%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.75		$10.54	$10.29	$9.76	$10.10	$10.00

Investment operations:
Net investment income (loss) (B)	0.19		0.28	0.20	0.25	0.22	0.08
Net realized and unrealized gain (loss)	(1.02)		0.35	0.30	0.57	(0.34)	0.09
Total investment operations	(0.83)		0.63	0.50	0.82	(0.12)	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.28)	(0.20)	(0.26)	(0.22)	(0.07)
Net realized gains	(0.28)		(0.14)	(0.05)	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.47)		(0.42)	(0.25)	(0.29)	(0.22)	(0.07)

Net asset value, end of period/year	$9.45		$10.75	$10.54	$10.29	$9.76	$10.10
Total return	(8.05	)%(C)	6.10%	5.02%	8.51%	(1.21)%	1.72	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,130		$114,974	$122,392	$131,052	$142,129	$181,866
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	3.80	%(E)	2.63%	1.91%	2.53%	2.21%	1.77	%(E)
Portfolio turnover rate	15	%(C)	22%	29%	26%	52%	22	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$10.75		$10.54	$10.29	$9.76	$10.10	$9.81		$9.63

Investment operations:
Net investment income (loss) (D)	0.20		0.31	0.24	0.28	0.23	0.17		0.25
Net realized and unrealized gain (loss)	(1.01)		0.35	0.29	0.57	(0.33)	0.28		0.18
Total investment operations	(0.81)		0.66	0.53	0.85	(0.10)	0.45		0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.31)	(0.23)	(0.29)	(0.24)	(0.16)		(0.25)
Net realized gains	(0.28)		(0.14)	(0.05)	(0.03)	—	—		—
Total dividends and/or distributions to shareholders	(0.49)		(0.45)	(0.28)	(0.32)	(0.24)	(0.16)		(0.25)

Net asset value, end of period/year	$9.45		$10.75	$10.54	$10.29	$9.76	$10.10		$9.81
Total return	(7.93	)%(E)	6.37%	5.29%	8.78%	(1.01)%	4.49	%(E)	4.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$491		$565	$552	$2,762	$3,156	$6,959		$11,896
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.38%	0.38%	0.23	%(G)	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.35%	0.35%	0.22	%(G)	0.10%
Net investment income (loss) to average net assets	4.06	%(G)	2.86%	2.32%	2.75%	2.30%	1.98	%(G)	2.53%
Portfolio turnover rate	15	%(E)	22%	29%	26%	52%	22	%(E)	49%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

At April 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”) (A)	A,C,I,R,R3
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”) (A)	A,C,I,R,R3
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”) (A)	A,C,I,R,R3
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”) (A)	A,C,I,R,R3
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4

(A)	Class R3 commenced operations on March 1, 2022.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares automatically convert to Class A shares after eight years from the date of purchase.

Each Fund, a “fund of funds”, invests in a combination of certain other series of the Trust and the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate Growth, and Asset Allocation – Moderate funds also invest in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

1. ORGANIZATION (continued)

TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2022, the Funds have not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2022. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(86,208)	$—	$—	$(86,208)
Total	$—	$—	$(86,208)	$—	$—	$(86,208)

Asset Allocation – Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(307,474)	$—	$—	$(307,474)
Total	$—	$—	$(307,474)	$—	$—	$(307,474)

Asset Allocation – Moderate Growth
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(217,625)	$—	$—	$(217,625)
Total	$—	$—	$(217,625)	$—	$—	$(217,625)

Asset Allocation – Moderate
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(182,086)	$—	$—	$(182,086)
Total	$—	$—	$(182,086)	$—	$—	$(182,086)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2022. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$(529,226)	$—	$(623,184)	$—	$—	$(1,152,410)
Total	$(529,226)	$—	$(623,184)	$—	$—	$(1,152,410)

Asset Allocation – Growth
Futures contracts	$—	$—	$(1,366,670)	$—	$—	$(1,366,670)
Total	$—	$—	$(1,366,670)	$—	$—	$(1,366,670)

Asset Allocation – Moderate Growth
Futures contracts	$(1,451,979)	$—	$(1,623,014)	$—	$—	$(3,074,993)
Total	$(1,451,979)	$—	$(1,623,014)	$—	$—	$(3,074,993)

Asset Allocation – Moderate
Futures contracts	$(963,463)	$—	$(1,277,102)	$—	$—	$(2,240,565)
Total	$(963,463)	$—	$(1,277,102)	$—	$—	$(2,240,565)

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Asset Allocation – Conservative
Futures contracts	$—	$—	$(495,765)	$—	$—	$(495,765)
Total	$—	$—	$(495,765)	$—	$—	$(495,765)

Asset Allocation – Growth
Futures contracts	$—	$—	$(1,018,510)	$—	$—	$(1,018,510)
Total	$—	$—	$(1,018,510)	$—	$—	$(1,018,510)

Asset Allocation – Moderate Growth
Futures contracts	$—	$—	$(1,070,868)	$—	$—	$(1,070,868)
Total	$—	$—	$(1,070,868)	$—	$—	$(1,070,868)

Asset Allocation – Moderate
Futures contracts	$—	$—	$(819,174)	$—	$—	$(819,174)
Total	$—	$—	$(819,174)	$—	$—	$(819,174)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2022.

	Asset Allocation – Conservative	Asset Allocation – Growth	Asset Allocation – Moderate Growth	Asset Allocation – Moderate
Futures contracts:
Average notional value of contracts – long	$14,395,834	$25,639,709	$32,666,919	$24,470,424

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of a Fund’s securities and assets fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a Fund’s investments.

Europe. A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Additional Market Disruption. Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Asset allocation risk: A Fund’s investment performance is significantly impacted by a Fund’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying funds may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying funds selected by the sub-adviser may underperform the market or similar funds.

Underlying funds risk: Because a Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of a Fund’s prospectus identifies certain risks of each underlying fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, Aegon USA Investment Management, LLC (“AUIM”), Aegon Asset Management UK (“AAM UK”), TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

As of April 30, 2022, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$1,052,429	0.18%
Asset Allocation – Growth	—	—
Asset Allocation – Moderate Growth	2,090,749	0.13

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Moderate	$1,597,117	0.15%
Intermediate Horizon	277,788,864	100.00
Long Horizon	163,289,094	100.00
Short Horizon	98,621,228	100.00

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Fund	Rate
Asset Allocation – Conservative (A)
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Growth (A)
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Asset Allocation – Moderate Growth (A)
First $1 billion	0.1040
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800

Fund	Rate
Asset Allocation – Moderate (A)
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800
Intermediate Horizon	0.1200
Long Horizon	0.1200
Short Horizon	0.1200

(A)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2023. These amounts are not subject to recapture by TAM.

On April 18, 2022, TFS, the Funds’ transfer agent, returned to Class I of applicable Funds certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as a “Contributions from affiliate” within each applicable Fund’s Statement of Assets and Liabilities and Financial Highlights in this shareholder report.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Conservative
Class A	0.60%	March 1, 2023
Class C	1.35	March 1, 2023
Class I	0.35	March 1, 2023
Class R	0.95	March 1, 2023
Class R3 (A)	0.35	March 1, 2025
Asset Allocation – Growth
Class A	0.60	March 1, 2023
Class C	1.35	March 1, 2023
Class I	0.35	March 1, 2023
Class R	0.95	March 1, 2023
Class R3 (A)	0.35	March 1, 2025
Asset Allocation – Moderate Growth
Class A	0.60	March 1, 2023
Class C	1.35	March 1, 2023
Class I	0.35	March 1, 2023
Class R	0.85	March 1, 2023
Class R3 (A)	0.35	March 1, 2025

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Moderate
Class A	0.60%	March 1, 2023
Class C	1.35	March 1, 2023
Class I	0.35	March 1, 2023
Class R	0.85	March 1, 2023
Class R3 (A)	0.35	March 1, 2025
Intermediate Horizon
Class R	0.60	March 1, 2023
Class R4	0.35	March 1, 2023
Long Horizon
Class R	0.60	March 1, 2023
Class R4	0.35	March 1, 2023
Short Horizon
Class R	0.60	March 1, 2023
Class R4	0.35	March 1, 2023

(A)	Class R3 commenced operations on March 1, 2022.

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended April 30, 2022, the balances available for recapture by TAM for each Fund are as follows. Funds and/or classes not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
Asset Allocation – Conservative
Class R3 (B)	$—	$—	$—	$3	$3
Asset Allocation – Growth
Class R3 (B)	—	—	—	8	8
Asset Allocation – Moderate Growth
Class R3 (B)	—	—	—	4	4
Asset Allocation – Moderate
Class R3 (B)	—	—	—	4	4
Intermediate Horizon
Class R	33,966	62,371	65,585	29,934	191,856
Class R4	1,915	2,620	2,815	1,352	8,702
Long Horizon
Class R	18,104	33,633	39,623	18,258	109,618
Class R4	2,786	2,336	1,781	886	7,789
Short Horizon
Class R	13,492	25,251	24,082	10,734	73,559
Class R4	442	577	157	73	1,249

(A)	For the six-month period of May 1, 2019 through October 31, 2019.
(B)	Class R3 commenced operations on March 1, 2022.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3 (B)	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I.
(B)	Class R3 commenced operations on March 1, 2022.

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2022, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$88,829	$765
Class C	—	3,694
Asset Allocation – Growth
Class A	252,375	905
Class C	—	5,297

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate Growth
Class A	$309,333	$1,217
Class C	—	5,151
Asset Allocation – Moderate
Class A	177,335	193
Class C	—	3,517

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended April 30, 2022, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$231,633	$38,381
Asset Allocation – Growth	565,574	98,275
Asset Allocation – Moderate Growth	788,238	138,272
Asset Allocation – Moderate	479,049	84,177
Intermediate Horizon	368	56
Long Horizon	241	37
Short Horizon	20	3

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by each series of the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

(“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$94,279,468	$139,950,000
Asset Allocation – Growth	200,134,752	264,449,999
Asset Allocation – Moderate Growth	313,261,386	455,100,001
Asset Allocation – Moderate	185,389,656	299,800,000
Intermediate Horizon	46,199,655	69,021,756
Long Horizon	31,030,762	45,967,086
Short Horizon	16,644,801	25,057,722

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative	$586,317,545	$29,822,902	$(37,446,119)	$(7,623,217)
Asset Allocation – Growth	873,490,150	112,669,826	(16,564,969)	96,104,857
Asset Allocation – Moderate Growth	1,478,410,808	155,542,950	(58,336,115)	97,206,835
Asset Allocation – Moderate	1,017,963,055	80,746,374	(49,672,419)	31,073,955
Intermediate Horizon	290,229,488	8,585,021	(20,889,440)	(12,304,419)
Long Horizon	171,909,283	4,269,080	(12,807,498)	(8,538,418)
Short Horizon	104,800,085	1,195,893	(7,326,467)	(6,130,574)

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

11. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 shares underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

Transamerica Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2022

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2022

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2171298 04/22

© 2022 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2022

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with information about the investments of your Fund(s). The Securities and Exchange Commission currently requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2022.

We believe it is important to understand market conditions over the last six months to provide context for reading this report. The period began on November 1, 2021, with the S&P 500® Index at all-time highs driven by strong corporate earnings growth and continuing accommodative monetary policy from the Federal Reserve (“Fed”). While inflation had begun an upward trend it was still considered by many to be temporary and manageable, particularly as the year finished with the highest annualized U.S. gross domestic product growth rate in more than three decades. Against this backdrop stocks continued to rise into the calendar year’s close.

Stocks quickly headed into correction mode as the new year began and the Omicron variant of the COVID-19 pandemic created an exponential rise in case trends. Inflation continued to rise and after reaching levels not seen in more than 40 years, it became apparent the Fed would need to raise rates faster and higher than most had previously anticipated. In late February 2022, Russia invaded Ukraine creating a humanitarian crisis and geo-political concerns further exacerbating inflation and global market uncertainties. In March 2022, the Fed raised rates for the first time since 2018 and clearly signaled more rate hikes would soon follow.

By April, the year-over-year increase in the Consumer Price Index (“CPI”), a measure of inflation, was exceeding 8% and longer-term interest rates rose accordingly with the 10-year U.S. Treasury bond yield surpassing 2.90%, representing its highest rate in more than three years. Credit spreads also widened considerably, and as the period concluded yields for both investment grade and high yield bonds had reached their highest points since the initial months of the pandemic.

While U.S. COVID rates had dropped precipitously from earlier in the year, they remained elevated globally and China evoked widespread lockdowns spurring growth concerns in Asia and throughout emerging market regions. This contributed to further bottlenecks of global supply chains, already operating under historically constrained conditions and spurring global growth concerns. Major international stock indexes such as MSCI EAFE and MSCI Emerging Markets also suffered declines for the period.

While the reporting period ended with negative returns for both stocks and bonds, we continue to believe in the benefits of long-term investing and asset class diversification. Markets have historically not only displayed resilience, even amidst challenging market environments such as this past one, but also the ability to quickly discount future improving conditions as they appear evident.

For the six-month period ended April 30, 2022, the S&P 500® Index returned -9.65%, while the MSCI EAFE Index, representing international developed market equities, returned -11.80%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned -9.47%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2021, and held for the entire six-month period until April 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)		Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$909.90	$2.70		$1,022.00	$2.86	0.57%
Class R	1,000.00	907.60	5.06		1,019.50	5.36	1.07

Transamerica Bond
Class A	1,000.00	912.10	4.22		1,020.40	4.46	0.89
Class C	1,000.00	908.60	7.24		1,017.20	7.65	1.53
Class I	1,000.00	914.10	2.37		1,022.30	2.51	0.50
Class I2	1,000.00	913.40	2.13		1,022.60	2.26	0.45
Class R	1,000.00	938.20	1.82	(C)	1,019.10	5.71	1.14
Class R6	1,000.00	913.30	2.13		1,022.60	2.26	0.45

Transamerica Capital Growth
Class A	1,000.00	486.80	3.91		1,019.50	5.31	1.06
Class C	1,000.00	485.00	6.66		1,015.80	9.05	1.81
Class I	1,000.00	488.00	2.95		1,020.80	4.01	0.80
Class I2	1,000.00	487.40	2.62		1,021.30	3.56	0.71
Class R	1,000.00	752.40	1.99	(C)	1,018.00	6.90	1.38
Class R6	1,000.00	487.40	2.62		1,021.30	3.56	0.71

Transamerica Emerging Markets Debt
Class A	1,000.00	876.20	5.81		1,018.60	6.26	1.25
Class C	1,000.00	872.50	8.96		1,015.20	9.64	1.93
Class I	1,000.00	880.80	3.96		1,020.60	4.26	0.85
Class I2	1,000.00	877.40	3.54		1,021.00	3.81	0.76
Class R6	1,000.00	878.20	3.54		1,021.00	3.81	0.76

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Emerging Markets Opportunities
Class I	$1,000.00	$781.80	$4.20	$1,020.10	$4.76	0.95	% (D)
Class I2	1,000.00	781.50	3.75	1,020.60	4.26	0.85	(D)
Class R6	1,000.00	781.20	3.75	1,020.60	4.26	0.85	(D)

Transamerica Energy Infrastructure
Class A	1,000.00	1,068.30	8.21	1,016.90	8.00	1.60
Class C	1,000.00	1,062.90	12.02	1,013.10	11.73	2.35
Class I	1,000.00	1,070.30	6.62	1,018.40	6.46	1.29
Class I2	1,000.00	1,070.70	6.11	1,018.90	5.96	1.19

Transamerica Floating Rate
Class A	1,000.00	995.70	5.20	1,019.60	5.26	1.05	(D)
Class C	1,000.00	990.90	8.89	1,015.90	9.00	1.80	(D)
Class I	1,000.00	996.80	3.96	1,020.80	4.01	0.80	(D)
Class I2	1,000.00	997.30	3.57	1,021.20	3.61	0.72	(D)

Transamerica Government Money Market
Class A	1,000.00	1,000.00	0.79	1,024.00	0.80	0.16
Class C	1,000.00	1,000.00	0.84	1,024.00	0.85	0.17
Class I	1,000.00	1,000.00	0.84	1,024.00	0.85	0.17
Class I2	1,000.00	1,000.10	0.69	1,024.10	0.70	0.14
Class I3	1,000.00	1,000.10	0.84	1,024.00	0.85	0.17
Class R2	1,000.00	1,000.00	0.84	1,024.00	0.85	0.17
Class R4	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Transamerica High Quality Bond
Class I3	1,000.00	967.70	2.34	1,022.40	2.41	0.48
Class R	1,000.00	965.30	4.73	1,020.00	4.86	0.97
Class R4	1,000.00	967.70	3.17	1,021.60	3.26	0.65

Transamerica High Yield Bond
Class A	1,000.00	930.30	4.74	1,019.90	4.96	0.99
Class C	1,000.00	925.50	8.21	1,016.30	8.60	1.72
Class I	1,000.00	931.80	2.92	1,021.80	3.06	0.61
Class I2	1,000.00	930.90	2.87	1,021.80	3.01	0.60
Class I3	1,000.00	930.90	2.87	1,021.80	3.01	0.60
Class R	1,000.00	928.60	5.26	1,019.30	5.51	1.10
Class R4	1,000.00	930.50	4.07	1,020.60	4.26	0.85
Class R6	1,000.00	930.90	2.87	1,021.80	3.01	0.60

Transamerica High Yield ESG
Class I	1,000.00	924.50	3.67	1,021.00	3.86	0.77
Class I2	1,000.00	924.50	3.58	1,021.10	3.76	0.75

Transamerica High Yield Muni
Class A	1,000.00	887.90	4.26	1,020.30	4.56	0.91	(D)
Class C	1,000.00	885.40	7.06	1,017.30	7.55	1.51	(D)
Class I	1,000.00	888.50	3.56	1,021.00	3.81	0.76	(D)
Class I2	1,000.00	888.50	3.09	1,021.50	3.31	0.66	(D)

Transamerica Inflation Opportunities
Class A	1,000.00	955.60	4.85	1,019.80	5.01	1.00	(D)
Class C	1,000.00	952.80	8.28	1,016.30	8.55	1.71	(D)
Class I	1,000.00	957.50	3.15	1,021.60	3.26	0.65	(D)
Class I2	1,000.00	956.90	3.11	1,021.60	3.21	0.64	(D)
Class R6	1,000.00	957.80	3.11	1,021.60	3.21	0.64	(D)

Transamerica Inflation-Protected Securities
Class I3	1,000.00	960.00	2.48	1,022.30	2.56	0.51	(D)
Class R	1,000.00	958.30	4.81	1,019.90	4.96	0.99	(D)
Class R4	1,000.00	960.00	3.11	1,021.60	3.21	0.64	(D)

Transamerica Intermediate Bond
Class I2	1,000.00	910.90	1.99	1,022.70	2.11	0.42
Class I3	1,000.00	910.10	1.99	1,022.70	2.11	0.42
Class R	1,000.00	908.90	4.35	1,020.20	4.61	0.92
Class R4	1,000.00	910.00	3.08	1,021.60	3.26	0.65
Class R6	1,000.00	911.10	1.94	1,022.80	2.06	0.41

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Intermediate Muni
Class A	$1,000.00	$907.30	$3.03	$1,021.60	$3.21	0.64	%(D)
Class C	1,000.00	905.00	5.95	1,018.50	6.31	1.26	(D)
Class I	1,000.00	909.10	2.32	1,022.40	2.46	0.49	(D)
Class I2	1,000.00	908.60	2.18	1,022.50	2.31	0.46	(D)

Transamerica International Equity
Class A	1,000.00	889.90	5.86	1,018.60	6.26	1.25
Class C	1,000.00	887.30	8.89	1,015.40	9.49	1.90
Class I	1,000.00	892.00	4.03	1,020.50	4.31	0.86
Class I2	1,000.00	892.00	3.57	1,021.00	3.81	0.76
Class I3	1,000.00	891.90	3.57	1,021.00	3.81	0.76
Class R	1,000.00	889.50	5.90	1,018.50	6.31	1.26
Class R4	1,000.00	890.80	4.74	1,019.80	5.06	1.01
Class R6	1,000.00	892.20	3.57	1,021.00	3.81	0.76

Transamerica International Focus
Class A	1,000.00	844.80	5.53	1,018.80	6.06	1.21
Class I	1,000.00	846.30	4.39	1,020.00	4.81	0.96
Class I2	1,000.00	847.20	3.71	1,020.80	4.06	0.81
Class R6	1,000.00	846.80	3.71	1,020.80	4.06	0.81

Transamerica International Small Cap Value
Class I	1,000.00	818.90	4.96	1,019.30	5.51	1.10
Class I2	1,000.00	818.20	4.51	1,019.80	5.01	1.00

Transamerica International Stock
Class A	1,000.00	916.10	5.94	1,018.60	6.26	1.25	(D)
Class I	1,000.00	919.00	4.76	1,019.80	5.01	1.00	(D)
Class I2	1,000.00	918.00	3.95	1,020.70	4.16	0.83	(D)
Class R6	1,000.00	917.60	4.47	1,020.10	4.71	0.94	(D)

Transamerica Large Cap Value
Class A	1,000.00	942.60	4.67	1,020.00	4.86	0.97
Class C	1,000.00	939.40	8.37	1,016.20	8.70	1.74
Class I	1,000.00	945.00	3.04	1,021.70	3.16	0.63
Class I2	1,000.00	944.60	2.99	1,021.70	3.11	0.62
Class R6	1,000.00	944.60	2.99	1,021.70	3.11	0.62

Transamerica Large Core
Class I3	1,000.00	920.80	2.52	1,022.20	2.66	0.53	(D)
Class R	1,000.00	918.50	4.90	1,019.70	5.16	1.03	(D)
Class R4	1,000.00	919.60	3.71	1,020.90	3.91	0.78	(D)

Transamerica Large Growth
Class I3	1,000.00	636.00	2.80	1,021.40	3.46	0.69
Class R	1,000.00	635.00	4.82	1,018.90	5.96	1.19
Class R4	1,000.00	635.50	3.65	1,020.30	4.51	0.90
Class R6	1,000.00	636.10	2.84	1,021.30	3.51	0.70

Transamerica Large Value Opportunities
Class I3	1,000.00	994.20	2.47	1,022.30	2.51	0.50	(D)
Class R	1,000.00	991.60	4.94	1,019.80	5.01	1.00	(D)
Class R4	1,000.00	992.90	3.71	1,021.10	3.76	0.75	(D)

Transamerica Mid Cap Growth
Class A	1,000.00	701.70	5.11	1,018.80	6.06	1.21
Class C	1,000.00	698.20	8.34	1,015.00	9.89	1.98
Class I	1,000.00	703.60	3.72	1,020.40	4.41	0.88
Class I2	1,000.00	702.80	3.29	1,020.90	3.91	0.78
Class I3	1,000.00	702.70	3.29	1,020.90	3.91	0.78
Class R	1,000.00	701.40	5.40	1,018.40	6.41	1.28
Class R4	1,000.00	702.20	4.01	1,020.10	4.76	0.95
Class R6	1,000.00	703.40	3.29	1,020.90	3.91	0.78

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)		Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Mid Cap Value Opportunities
Class A	$1,000.00	$1,005.90	$5.97		$1,018.80	$6.01	1.20%
Class C	1,000.00	1,003.40	9.24		1,015.60	9.30	1.86
Class I	1,000.00	1,009.20	4.23		1,020.60	4.26	0.85
Class I2	1,000.00	1,009.50	3.74		1,021.10	3.76	0.75
Class I3	1,000.00	1,009.50	3.74		1,021.10	3.76	0.75
Class R	1,000.00	1,006.60	6.22		1,018.60	6.26	1.25
Class R4	1,000.00	1,008.30	4.48		1,020.30	4.51	0.90
Class R6	1,000.00	1,008.80	3.74		1,021.10	3.76	0.75

Transamerica Multi-Asset Income
Class A	1,000.00	957.00	4.85		1,019.80	5.01	1.00	(D)
Class C	1,000.00	953.60	8.33		1,016.30	8.60	1.72	(D)
Class I	1,000.00	958.60	3.50		1,021.20	3.61	0.72	(D)
Class I2	1,000.00	958.60	3.16		1,021.60	3.26	0.65	(D)

Transamerica Multi-Managed Balanced
Class A	1,000.00	907.40	4.49		1,020.10	4.76	0.95
Class C	1,000.00	904.00	8.07		1,016.30	8.55	1.71
Class I	1,000.00	909.20	3.50		1,021.10	3.71	0.74
Class R	1,000.00	947.40	2.13	(C)	1,018.20	6.66	1.33
Class R6	1,000.00	908.50	3.03		1,021.60	3.21	0.64

Transamerica Short-Term Bond
Class A	1,000.00	967.80	3.46		1,021.30	3.56	0.71
Class C	1,000.00	963.90	7.30		1,017.40	7.50	1.50
Class I	1,000.00	970.00	2.49		1,022.30	2.56	0.51
Class I2	1,000.00	969.50	2.05		1,022.70	2.11	0.42
Class R6	1,000.00	969.50	2.05		1,022.70	2.11	0.42

Transamerica Small Cap Growth
Class A	1,000.00	719.20	5.97		1,017.90	7.00	1.40
Class C	1,000.00	717.00	8.94		1,014.40	10.49	2.10
Class I	1,000.00	721.00	4.57		1,019.50	5.36	1.07
Class I2	1,000.00	721.40	4.27		1,019.80	5.01	1.00
Class I3	1,000.00	721.10	4.27		1,019.80	5.01	1.00
Class R	1,000.00	719.40	6.35		1,017.40	7.45	1.49
Class R4	1,000.00	721.20	4.91		1,019.10	5.76	1.15
Class R6	1,000.00	722.20	4.27		1,019.80	5.01	1.00

Transamerica Small Cap Value
Class A	1,000.00	946.10	5.98		1,018.60	6.21	1.24
Class C	1,000.00	942.00	9.63		1,014.90	9.99	2.00
Class I	1,000.00	947.70	4.64		1,020.00	4.81	0.96
Class I2	1,000.00	947.20	4.15		1,020.50	4.31	0.86
Class I3	1,000.00	947.80	4.15		1,020.50	4.31	0.86
Class R	1,000.00	945.90	6.56		1,018.10	6.81	1.36
Class R4	1,000.00	946.30	5.31		1,019.30	5.51	1.10
Class R6	1,000.00	947.80	4.15		1,020.50	4.31	0.86

Transamerica Small/Mid Cap Value
Class A	1,000.00	970.60	6.01		1,018.70	6.16	1.23
Class C	1,000.00	967.10	9.66		1,015.00	9.89	1.98
Class I	1,000.00	973.00	4.55		1,020.20	4.66	0.93
Class I2	1,000.00	972.50	4.11		1,020.60	4.21	0.84
Class R6	1,000.00	972.60	4.11		1,020.60	4.21	0.84

Transamerica Sustainable Bond
Class I	1,000.00	901.70	2.36		1,022.30	2.51	0.50
Class I2	1,000.00	900.90	2.12		1,022.60	2.26	0.45

Transamerica Sustainable Equity Income
Class A	1,000.00	902.90	4.86		1,019.70	5.16	1.03
Class C	1,000.00	899.50	8.95		1,015.40	9.49	1.90
Class I	1,000.00	907.70	3.59		1,021.00	3.81	0.76
Class I2	1,000.00	904.30	3.54		1,021.10	3.76	0.75
Class R6	1,000.00	904.40	3.54		1,021.10	3.76	0.75

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Unconstrained Bond
Class A	$1,000.00	$959.90	$5.10	$1,019.60	$5.26	1.05	% (D)
Class I	1,000.00	961.70	3.89	1,020.80	4.01	0.80	(D)
Class I2	1,000.00	960.30	3.40	1,021.30	3.51	0.70	(D)

Transamerica US Growth
Class A	1,000.00	800.80	4.60	1,019.70	5.16	1.03
Class C	1,000.00	797.30	8.16	1,015.70	9.15	1.83
Class I	1,000.00	802.60	3.53	1,020.90	3.96	0.79
Class I2	1,000.00	802.10	3.04	1,021.40	3.41	0.68
Class R6	1,000.00	802.10	3.04	1,021.40	3.41	0.68
Class T	1,000.00	801.70	3.22	1,021.20	3.61	0.72

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Class commenced operations on March 1, 2022. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (59 days), and divided by the number of days in the year (365 days).

(D)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition

At April 30, 2022

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	58.1%
Corporate Debt Securities	14.4
U.S. Government Obligations	10.8
U.S. Government Agency Obligations	9.1
Commercial Paper	7.0
Asset-Backed Securities	2.7
Mortgage-Backed Securities	2.7
Other Investment Company	1.3
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.4
Preferred Stock	0.0 *
Net Other Assets (Liabilities) ^	(7.8)
Total	100.0%

Transamerica Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	51.5%
Asset-Backed Securities	15.4
Mortgage-Backed Securities	14.8
U.S. Government Obligations	13.5
U.S. Government Agency Obligations	2.9
Commercial Paper	2.8
Other Investment Company	2.0
Foreign Government Obligations	0.8
Loan Assignment	0.6
Short-Term U.S. Government Obligation	0.2
Repurchase Agreement	0.2
Net Other Assets (Liabilities) ^	(4.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.63
Duration †	5.63

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	16.6%
AAA	12.3
AA	4.6
A	13.4
BBB	30.2
BB	13.8
B	7.0
CCC and Below	0.8
Not Rated	6.0
Net Other Assets (Liabilities) ^	(4.7)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Other Investment Company	5.0
Repurchase Agreement	1.5
Over-the-Counter Foreign Exchange Options Purchased	0.3
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

Transamerica Emerging Markets Debt

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	52.1%
Corporate Debt Securities	41.6
Repurchase Agreement	5.0
Other Investment Company	3.0
Net Other Assets (Liabilities) ^	(1.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	10.12
Duration †	5.65

Credit Quality ‡	Percentage of Net Assets
AAA	5.0%
AA	5.5
A	7.1
BBB	35.1
BB	22.0
B	12.6
CCC and Below	6.2
Not Rated	8.0
Cu	0.2
Net Other Assets (Liabilities) ^	(1.7)
Total	100.0%

Transamerica Emerging Markets Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	92.4%
Preferred Stocks	3.4
Other Investment Company	0.0 *
Net Other Assets (Liabilities) ^	4.2
Total	100.0%

Transamerica Energy Infrastructure

Asset Allocation	Percentage of Net Assets
Common Stocks	70.7%
Master Limited Partnerships	25.5
Other Investment Company	1.7
Repurchase Agreement	1.5
Corporate Debt Securities	1.2
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Floating Rate

Asset Allocation	Percentage of Net Assets
Loan Assignments	88.6%
Repurchase Agreement	9.7
Corporate Debt Securities	6.6
Exchange-Traded Funds	0.9
Preferred Stocks	0.1
Common Stocks	0.1
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica Floating Rate (continued)

Fund Characteristics	Years
Average Maturity §	4.77%
Duration †	0.46

Credit Quality ‡	Percentage of Net Assets
AAA	9.7%
BBB	0.8
BB	23.2
B	68.5
CCC and Below	2.6
Not Rated	1.2
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Transamerica Government Money Market**

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	46.6%
U.S. Government Agency Obligations	19.0
Short-Term U.S. Government Obligations	17.1
Short-Term U.S. Government Agency Obligations	15.1
U.S. Government Obligations	3.7
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.24
Duration †	0.09

Transamerica High Quality Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	51.5%
Asset-Backed Securities	30.7
Mortgage-Backed Securities	11.3
U.S. Government Agency Obligations	2.9
U.S. Government Obligations	2.8
Other Investment Company	2.1
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.11
Duration †	1.59

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	5.7%
AAA	14.6
AA	8.6
A	27.8
BBB	39.2
BB	0.9
Not Rated	4.5
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica High Yield Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	97.0%
Other Investment Company	6.6
Repurchase Agreement	0.7
Loan Assignments	0.6
Common Stocks	0.1
Rights	0.0 *
Warrant	0.0 *
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.87
Duration †	4.16

Credit Quality ‡	Percentage of Net Assets
AAA	0.7%
BBB	5.5
BB	48.8
B	36.4
CCC and Below	6.6
Not Rated	7.0
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Transamerica High Yield ESG

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	95.3%
Other Investment Company	12.7
Net Other Assets (Liabilities)	(8.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.30
Duration †	4.30

Credit Quality ‡	Percentage of Net Assets
BBB	6.2%
BB	50.4
B	34.9
CCC and Below	3.8
Not Rated	12.7
Net Other Assets (Liabilities)	(8.0)
Total	100.0%

Transamerica High Yield Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	92.5%
Corporate Debt Security	0.2
Net Other Assets (Liabilities)	7.3
Total	100.0%

Fund Characteristics	Years
Average Maturity §	19.76
Duration †	11.24

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica High Yield Muni (continued)

Credit Quality ‡	Percentage of Net Assets
AAA	0.3%
AA	7.5
A	0.7
BBB	22.7
BB	11.3
B	0.7
CCC and Below	0.0
Not Rated	49.5
Net Other Assets (Liabilities)	7.3
Total	100.0%

Transamerica Inflation Opportunities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.0%
Foreign Government Obligations	25.2
Corporate Debt Securities	19.3
Other Investment Company	1.6
Short-Term Investment Company	0.7
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.12
Duration †	6.94

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.0%
AAA	11.6
AA	7.9
A	5.0
BBB	15.4
BB	3.0
B	0.1
Not Rated	3.8
Net Other Assets (Liabilities) ^	(0.8)
Total	100.0%

Transamerica Inflation-Protected Securities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	80.8%
Foreign Government Obligations	11.8
Corporate Debt Securities	6.7
Other Investment Company	3.8
Short-Term Investment Company	0.4
Net Other Assets (Liabilities) ^	(3.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.00
Duration †	6.94

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	80.8%
AAA	7.7
AA	2.0
A	0.7
BBB	6.3
BB	1.3
Not Rated	4.7
Net Other Assets (Liabilities) ^	(3.5)
Total	100.0%

Transamerica Intermediate Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	36.1%
U.S. Government Obligations	22.9
U.S. Government Agency Obligations	22.3
Commercial Paper	19.1
Mortgage-Backed Securities	7.8
Asset-Backed Securities	6.7
Short-Term U.S. Government Obligation	2.6
Repurchase Agreement	1.1
Foreign Government Obligations	0.9
Other Investment Company	0.5
Preferred Stocks	0.1
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities)	(20.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.59
Duration †	6.14

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	47.8%
AAA	11.8
AA	2.7
A	7.7
BBB	25.0
BB	4.1
B	0.3
CCC and Below	0.4
Not Rated	20.3
Net Other Assets (Liabilities)	(20.1)
Total	100.0%

Transamerica Intermediate Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	97.6%
Net Other Assets (Liabilities)	2.4
Total	100.0%

Fund Characteristics	Years
Average Maturity §	10.49
Duration †	7.43

Credit Quality ‡	Percentage of Net Assets
AAA	3.9%
AA	60.9
A	17.0
BBB	10.2
BB	0.5
B	0.0
CCC and Below	0.0
Not Rated	5.1
Net Other Assets (Liabilities)	2.4
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Other Investment Company	6.8
Repurchase Agreement	2.2
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica International Focus

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Other Investment Company	7.3
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(4.9)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Other Investment Company	3.6
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(2.8)
Total	100.0%

Transamerica International Stock

Asset Allocation	Percentage of Net Assets
Common Stocks	94.8%
Exchange-Traded Fund	1.4
Preferred Stock	0.8
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	3.0
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Repurchase Agreement	2.5
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Exchange-Traded Fund	1.8
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Other Investment Company	2.3
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Exchange-Traded Fund	2.0
Other Investment Company	0.8
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Other Investment Company	1.3
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	94.7%
Repurchase Agreement	5.9
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Multi-Asset Income

Asset Allocation	Percentage of Net Assets
Common Stocks	44.4%
Corporate Debt Securities	40.5
Other Investment Company	7.1
Exchange-Traded Funds	6.7
Preferred Stocks	4.0
Repurchase Agreement	3.3
Master Limited Partnership	0.1
Net Other Assets (Liabilities)	(6.1)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	58.9%
Corporate Debt Securities	14.0
U.S. Government Obligations	10.2
U.S. Government Agency Obligations	8.9
Commercial Paper	7.7
Asset-Backed Securities	2.7
Mortgage-Backed Securities	2.7
Short-Term U.S. Government Obligations	1.2
Repurchase Agreement	1.0
Foreign Government Obligations	0.4
Other Investment Company	0.2
Preferred Stocks	0.0 *
Net Other Assets (Liabilities) ^	(7.9)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.50
Duration †	6.19

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	20.3%
AAA	5.2
AA	1.0
A	3.4
BBB	9.7
BB	1.3
B	0.2
Not Rated	66.8
Net Other Assets (Liabilities) ^	(7.9)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica Short-Term Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	63.3%
Mortgage-Backed Securities	17.7
Asset-Backed Securities	11.0
U.S. Government Obligations	6.6
Repurchase Agreement	0.9
U.S. Government Agency Obligations	0.7
Loan Assignment	0.3
Other Investment Company	0.1
Foreign Government Obligation	0.1
Net Other Assets (Liabilities) ^	(0.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.40
Duration †	1.59

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	7.3%
AAA	11.9
AA	4.2
A	23.0
BBB	45.8
BB	6.0
B	1.6
CCC and Below	0.1
Not Rated	0.8
Net Other Assets (Liabilities) ^	(0.7)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.4%
Repurchase Agreement	3.1
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Repurchase Agreement	0.7
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Repurchase Agreement	3.3
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Sustainable Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	47.0%
U.S. Government Agency Obligations	17.3
Asset-Backed Securities	15.4
Commercial Paper	12.4
Mortgage-Backed Securities	10.3
U.S. Government Obligations	5.7
Other Investment Company	4.7
Foreign Government Obligations	2.0
Loan Assignments	1.0
Net Other Assets (Liabilities)	(15.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.11
Duration †	6.14

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	23.0%
AAA	7.0
AA	6.9
A	16.7
BBB	23.3
BB	11.1
B	4.1
Not Rated	23.7
Net Other Assets (Liabilities)	(15.8)
Total	100.0%

Transamerica Sustainable Equity Income

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Other Investment Company	0.3
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Transamerica Unconstrained Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	43.1%
U.S. Government Obligations	14.7
Asset-Backed Securities	12.8
Loan Assignments	9.8
Short-Term U.S. Government Obligations	8.7
Other Investment Company	5.9
Foreign Government Obligations	5.5
Short-Term Investment Company	5.2
Preferred Stocks	0.3
Common Stocks	0.1
Net Other Assets (Liabilities) ^	(6.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.14
Duration †	1.53

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica Unconstrained Bond (continued)

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	23.4%
AAA	8.7
AA	6.1
A	7.2
BBB	15.5
BB	15.1
B	15.7
CCC and Below	1.6
Not Rated	12.8
Net Other Assets (Liabilities) ^	(6.1)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Repurchase Agreement	1.9
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

**

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 58.1%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	393	$172,684
Raytheon Technologies Corp.	4,164	395,205
Textron, Inc.	2,216	153,458

		721,347

Air Freight & Logistics - 0.7%
FedEx Corp.	1,010	200,728
United Parcel Service, Inc., Class B	3,295	593,034

		793,762

Airlines - 0.1%
Southwest Airlines Co. (A)	2,842	132,778

Auto Components - 0.1%
Aptiv PLC (A)	519	55,222
Magna International, Inc.	1,682	101,374

		156,596

Automobiles - 1.3%
General Motors Co. (A)	3,013	114,223
Rivian Automotive, Inc., Class A (A) (B)	597	18,053
Tesla, Inc. (A)	1,498	1,304,399

		1,436,675

Banks - 2.2%
Bank of America Corp.	16,158	576,517
Citigroup, Inc.	5,310	255,995
Fifth Third Bancorp	4,216	158,226
Regions Financial Corp.	5,061	104,864
SVB Financial Group (A)	187	91,189
Truist Financial Corp.	4,453	215,303
US Bancorp	8,919	433,107
Wells Fargo & Co.	14,929	651,352

		2,486,553

Beverages - 1.1%
Coca-Cola Co.	13,507	872,687
Constellation Brands, Inc., Class A	1,087	267,500
PepsiCo, Inc.	528	90,663

		1,230,850

Biotechnology - 1.5%
AbbVie, Inc.	5,876	863,067
Biogen, Inc. (A)	595	123,427
BioMarin Pharmaceutical, Inc. (A)	442	35,957
Neurocrine Biosciences, Inc. (A)	450	40,513
Regeneron Pharmaceuticals, Inc. (A)	515	339,441
Vertex Pharmaceuticals, Inc. (A)	1,281	349,995

		1,752,400

Building Products - 0.4%
Masco Corp.	2,673	140,840
Trane Technologies PLC	2,537	354,901

		495,741

Capital Markets - 1.5%
Goldman Sachs Group, Inc.	639	195,208
Intercontinental Exchange, Inc.	1,465	169,662
Morgan Stanley	3,479	280,373
S&P Global, Inc.	1,395	525,217
State Street Corp.	4,797	321,255
T. Rowe Price Group, Inc.	1,966	241,897

		1,733,612

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	432	$101,118
Celanese Corp.	651	95,658
DuPont de Nemours, Inc.	1,820	119,993
Eastman Chemical Co.	2,112	216,839
Linde PLC	1,601	499,448
PPG Industries, Inc.	1,853	237,165

		1,270,221

Commercial Services & Supplies - 0.1%
Cintas Corp.	195	77,466

Communications Equipment - 0.1%
Motorola Solutions, Inc.	268	57,269

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	436	154,440

Consumer Finance - 0.3%
American Express Co.	1,174	205,109
Capital One Financial Corp.	1,088	135,587

		340,696

Containers & Packaging - 0.1%
Avery Dennison Corp.	628	113,417

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	3,297	1,064,371
Voya Financial, Inc. (B)	922	58,215

		1,122,586

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	4,724	218,721

Electric Utilities - 1.3%
Edison International	1,660	114,191
Evergy, Inc.	1,522	103,268
Exelon Corp.	10,636	497,552
FirstEnergy Corp.	5,032	217,936
NextEra Energy, Inc.	6,990	496,430

		1,429,377

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,878	417,368

Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,265	70,260

Entertainment - 0.3%
Netflix, Inc. (A)	954	181,604
Walt Disney Co. (A)	924	103,146

		284,750

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	1,447	227,020
Equinix, Inc.	285	204,938
Equity Lifestyle Properties, Inc.	1,766	136,477
Host Hotels & Resorts, Inc.	3,641	74,094
Kimco Realty Corp.	4,907	124,294
Prologis, Inc.	3,436	550,756
SBA Communications Corp.	370	128,431
Sun Communities, Inc.	1,022	179,433
UDR, Inc.	545	28,999
Ventas, Inc.	3,778	209,868

		1,864,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	510	$271,177
Walmart, Inc.	1,883	288,080

		559,257

Food Products - 0.3%
Mondelez International, Inc., Class A	5,784	372,952

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	3,728	423,128
ABIOMED, Inc. (A)	82	23,500
Baxter International, Inc.	3,252	231,087
Boston Scientific Corp. (A)	6,535	275,189
DexCom, Inc. (A)	177	72,319
Intuitive Surgical, Inc. (A)	994	237,864
Medtronic PLC	3,364	351,067
Zimmer Biomet Holdings, Inc.	1,658	200,203

		1,814,357

Health Care Providers & Services - 1.9%
Anthem, Inc.	792	397,529
Centene Corp. (A)	4,598	370,369
Humana, Inc.	332	147,594
McKesson Corp.	525	162,545
UnitedHealth Group, Inc.	2,231	1,134,575

		2,212,612

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (A)	120	265,237
Chipotle Mexican Grill, Inc. (A)	119	173,217
Expedia Group, Inc. (A)	1,104	192,924
Hilton Worldwide Holdings, Inc. (A)	1,413	219,425
McDonald’s Corp.	2,081	518,502
Royal Caribbean Cruises Ltd. (A)	408	31,714
Yum! Brands, Inc.	573	67,047

		1,468,066

Household Durables - 0.3%
D.R. Horton, Inc.	258	17,954
Lennar Corp., Class A	3,059	233,983
PulteGroup, Inc.	465	19,418
Toll Brothers, Inc.	1,486	68,906

		340,261

Household Products - 1.0%
Kimberly-Clark Corp.	1,670	231,846
Procter & Gamble Co.	5,797	930,708

		1,162,554

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,288	249,241

Insurance - 1.3%
Arthur J Gallagher & Co.	1,355	228,304
Chubb Ltd.	715	147,612
Hartford Financial Services Group, Inc.	4,488	313,846
Progressive Corp.	4,653	499,546
Prudential Financial, Inc.	1,343	145,729
Travelers Cos., Inc.	733	125,387

		1,460,424

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	724	1,652,306
Alphabet, Inc., Class C (A)	553	1,271,529

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	4,549	$911,938
ZoomInfo Technologies, Inc. (A)	1,824	86,458

		3,922,231

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (A)	913	2,269,380

IT Services - 2.6%
Accenture PLC, Class A	2,049	615,438
Affirm Holdings, Inc. (A) (B)	850	24,395
Automatic Data Processing, Inc.	1,016	221,671
FleetCor Technologies, Inc. (A)	839	209,347
Mastercard, Inc., Class A	2,729	991,664
Shopify, Inc., Class A (A)	100	42,682
Visa, Inc., Class A	4,246	904,950

		3,010,147

Life Sciences Tools & Services - 1.0%
Danaher Corp.	1,193	299,598
Illumina, Inc. (A)	272	80,689
Thermo Fisher Scientific, Inc.	1,408	778,511

		1,158,798

Machinery - 1.5%
Deere & Co.	1,625	613,519
Dover Corp.	1,032	137,565
Ingersoll Rand, Inc.	2,093	92,008
Otis Worldwide Corp.	4,132	300,975
Parker-Hannifin Corp.	873	236,426
Stanley Black & Decker, Inc.	2,232	268,175

		1,648,668

Media - 0.6%
Charter Communications, Inc., Class A (A)	718	307,656
Comcast Corp., Class A	9,800	389,648
Fox Corp., Class A	434	15,554
Interpublic Group of Cos., Inc.	758	24,726

		737,584

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	2,305	93,468
Nucor Corp.	556	86,057

		179,525

Multi-Utilities - 0.4%
Ameren Corp.	1,623	150,777
CenterPoint Energy, Inc.	7,982	244,329
DTE Energy Co.	642	84,127

		479,233

Multiline Retail - 0.1%
Dollar General Corp.	281	66,746

Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	893	121,278
Chevron Corp.	4,013	628,717
ConocoPhillips	7,691	734,644
Coterra Energy, Inc.	1,449	41,717
Diamondback Energy, Inc.	2,901	366,193
EOG Resources, Inc.	2,551	297,855
Phillips 66	985	85,459
Pioneer Natural Resources Co.	1,648	383,110

		2,658,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	733	$193,556

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	9,386	706,484
Eli Lilly & Co.	2,102	614,057
Johnson & Johnson	3,749	676,545
Merck & Co., Inc.	2,817	249,840
Pfizer, Inc.	5,516	270,670

		2,517,596

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,028	83,916
Leidos Holdings, Inc.	2,040	211,160

		295,076

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	2,003	65,298
Norfolk Southern Corp.	1,415	364,900
Uber Technologies, Inc. (A)	599	18,857
Union Pacific Corp.	1,101	257,953

		707,008

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (A)	4,744	405,707
Analog Devices, Inc.	2,845	439,211
Applied Materials, Inc.	1,958	216,065
KLA Corp.	240	76,622
Lam Research Corp.	908	422,910
Microchip Technology, Inc.	2,338	152,438
Micron Technology, Inc.	2,083	142,040
NVIDIA Corp.	4,218	782,312
NXP Semiconductors NV	2,411	412,040
QUALCOMM, Inc.	1,321	184,531
Texas Instruments, Inc.	4,454	758,294

		3,992,170

Software - 5.1%
Adobe, Inc. (A)	317	125,516
Fortinet, Inc. (A)	263	76,010
Intuit, Inc.	1,140	477,375
Microsoft Corp.	16,274	4,516,360
Oracle Corp.	3,092	226,953
Salesforce, Inc. (A)	1,123	197,581
Workday, Inc., Class A (A)	1,086	224,476

		5,844,271

Specialty Retail - 1.8%
AutoNation, Inc. (A)	425	49,262
AutoZone, Inc. (A)	69	134,927
Best Buy Co., Inc.	2,774	249,466
Burlington Stores, Inc. (A) (B)	330	67,175
Home Depot, Inc.	1,240	372,496
Lowe’s Cos., Inc.	3,270	646,577
O’Reilly Automotive, Inc. (A)	525	318,439
TJX Cos., Inc.	3,469	212,580

		2,050,922

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	29,619	4,669,435
Seagate Technology Holdings PLC	3,752	307,814

		4,977,249

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	3,532	$440,440

Tobacco - 0.5%
Altria Group, Inc.	5,230	290,631
Philip Morris International, Inc.	2,956	295,600

		586,231

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	2,572	316,716

Total Common Stocks (Cost $44,100,410)		66,053,439

PREFERRED STOCK - 0.0% (C)
Electric Utilities - 0.0% (C)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,501

Total Preferred Stock (Cost $8,784)		7,501

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	$ 65,763	61,798
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	21,567	21,303
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	16,810	16,660
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 2.04% (D), 10/18/2030 (E)	350,000	348,056
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS, Class A, 1.93%, 07/20/2048 (E)	89,962	79,421
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (E)	241,931	221,089
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	119,057	118,104
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	123,813	118,427
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	13,785	13,859
MVW Owner Trust Series 2016-1A, Class A, 2.25%, 12/20/2033 (E)	10,935	10,945
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (E)	330,000	321,870
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (E)	330,000	319,636

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.25% (D), 01/20/2031 (E)	$200,000	$199,222
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	110,547	110,067
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 03/08/2029 (E)	40,383	40,349
Series 2019-A, Class A, 3.06%, 04/09/2038 (E)	70,854	68,907
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.16% (D), 07/20/2030 (E)	250,000	249,010
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A, 0.99%, 11/20/2037 (E)	105,015	99,172
Towd Point Mortgage Trust Series 2016-2, Class A1A, 2.75% (D), 08/25/2055 (E)	1,833	1,831
Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (E)	24,452	24,372
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (E)	17,775	17,739
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (E)	30,146	29,665
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (E)	50,508	49,942
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (E)	105,590	104,761
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (E)	147,966	143,867
Series 2020-4, Class A1, 1.75%, 10/25/2060 (E)	140,417	130,341
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (E)	130,000	123,025
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	10,167	10,009
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	29,515	29,075

Total Asset-Backed Securities (Cost $3,191,526)		3,082,522

CORPORATE DEBT SECURITIES - 14.4%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.40%, 04/15/2030 (B) (E)	41,000	38,286
Boeing Co.
3.50%, 03/01/2039	91,000	70,207
5.15%, 05/01/2030	85,000	84,737
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028 (E)	108,000	94,472

		287,702

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031 (E)	$153,000	$125,592

Airlines - 0.2%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	48,303	45,342
JetBlue Pass-Through Trust 2.75%, 11/15/2033	79,575	71,621
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (E)	86,902	88,640
United Airlines Pass-Through Trust 3.75%, 03/03/2028	55,912	54,650

		260,253

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp. 3.25%, 03/01/2032 (B)	54,000	47,697
BorgWarner, Inc. 3.38%, 03/15/2025 (B)	36,000	35,692

		83,389

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026 (B)	63,000	60,480
General Motors Co.
4.88%, 10/02/2023	23,000	23,477
6.25%, 10/02/2043	15,000	15,535

		99,492

Banks - 2.1%
Banco Santander SA 2.75%, 12/03/2030	200,000	163,653
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (D), 09/21/2036	112,000	89,795
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	47,000	35,240
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	72,000	68,197
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	196,000	195,454
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	208,547
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	265,469
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	200,000	165,846
5.02%, 06/26/2024 (E)	65,000	63,577
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	154,000	135,510
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	108,000	95,137
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	59,000	57,300
4.13%, 12/15/2026	85,000	84,559
Svenska Handelsbanken AB 0.41%, 05/24/2022	250,000	249,895

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	$200,000	$165,498
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	35,000	31,936
4.10%, 06/03/2026	139,000	138,461
4.61% (D), 04/25/2053	143,000	141,568
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	39,100

		2,394,742

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	90,000	82,883
4.75%, 01/23/2029	78,000	80,341
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	57,864
3.70%, 12/06/2026 (B)	16,000	15,868
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030 (B)	56,000	51,368

		288,324

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	45,804
4.05%, 11/21/2039	40,000	36,682
Amgen, Inc. 2.00%, 01/15/2032	82,000	67,793
CSL UK Holdings Ltd. 4.63%, 04/27/2042 (E)	48,000	47,257
Gilead Sciences, Inc. 4.15%, 03/01/2047 (B)	24,000	21,999

		219,535

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	62,828
3.75%, 12/01/2027	72,000	70,191
Carrier Global Corp. 2.72%, 02/15/2030 (B)	74,000	65,504
Owens Corning 7.00%, 12/01/2036	114,000	131,180

		329,703

Capital Markets - 0.7%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (B) (D)	145,000	131,479
Deutsche Bank AG Fixed until 09/18/2030, 3.55% (D), 09/18/2031	150,000	132,480
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	181,000	158,279
6.75%, 10/01/2037	75,000	86,687
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	102,000	83,965
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	68,000	60,737

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	$102,000	$81,708
5.00%, 11/24/2025	60,000	61,631

		796,966

Chemicals - 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (E)	74,000	62,161

Commercial Services & Supplies - 0.4%
ADT Security Corp. 4.13%, 08/01/2029 (E)	79,000	67,073
Ashtead Capital, Inc. 4.25%, 11/01/2029 (E)	200,000	191,236
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	111,000	111,798
Triton Container International Ltd. / TAL International Container Corp. 3.25%, 03/15/2032	160,000	136,503

		506,610

Construction & Engineering - 0.0% (C)
Quanta Services, Inc. 2.90%, 10/01/2030	56,000	48,918

Consumer Finance - 0.4%
Ally Financial, Inc. 8.00%, 11/01/2031	110,000	130,997
BMW US Capital LLC 2.80%, 04/11/2026 (E)	65,000	62,771
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028 (E)	100,000	85,164
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (B) (E)	200,000	174,810

		453,742

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	59,499
2.85%, 02/01/2032 (B)	45,000	39,385

		98,884

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	160,000	124,300
4.45%, 04/03/2026	150,000	146,499
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	43,805
5.50%, 12/15/2024 (E)	147,000	149,270
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	42,000	40,348
3.85%, 06/15/2025 (E)	56,000	55,656
Kaupthing Bank 7.63%, 02/28/2020 (G) (H) (I)	710,000	0

		559,878

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	60,000	54,000
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	26,340

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$177,000	$143,625
2.99%, 10/30/2056	105,000	74,874

		298,839

Electric Utilities - 0.5%
Appalachian Power Co. 3.40%, 06/01/2025 (B)	66,000	65,904
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	34,000	36,608
DTE Electric Co. 4.30%, 07/01/2044 (B)	101,000	96,845
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	108,000	90,981
Duke Energy Progress LLC 3.60%, 09/15/2047 (B)	64,000	54,688
Entergy Arkansas LLC 3.70%, 06/01/2024	48,000	48,518
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042 (B)	20,000	21,739
Pacific Gas & Electric Co. 2.50%, 02/01/2031	69,000	54,678
PacifiCorp
3.60%, 04/01/2024 (B)	61,000	61,423
5.75%, 04/01/2037 (B)	20,000	22,177
Public Service Electric & Gas Co. 3.00%, 05/15/2025 (B)	49,000	48,089

		601,650

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 2.95%, 02/15/2032	58,000	49,722
Keysight Technologies, Inc. 4.60%, 04/06/2027 (B)	86,000	88,262
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	50,000	45,484

		183,468

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	90,000	87,321
Schlumberger Investment SA 3.65%, 12/01/2023	26,000	26,184

		113,505

Equity Real Estate Investment Trusts - 1.2%
Broadstone Net Lease LLC 2.60%, 09/15/2031	123,000	103,344
Corporate Office Properties LP
2.00%, 01/15/2029	25,000	20,864
2.25%, 03/15/2026	35,000	32,487
2.75%, 04/15/2031	18,000	15,290
Host Hotels & Resorts LP 2.90%, 12/15/2031	65,000	54,948
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	48,000	45,936
Office Properties Income Trust 3.45%, 10/15/2031	76,000	59,598
Physicians Realty LP 2.63%, 11/01/2031	94,000	79,127

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP 2.75%, 04/01/2032	$61,000	$49,529
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	101,565
1.88%, 07/15/2050 (E)	56,000	51,909
2.84%, 01/15/2050 (E)	300,000	291,258
3.45%, 03/15/2048 (E)	78,000	78,087
Simon Property Group LP 2.20%, 02/01/2031	73,000	61,938
Ventas Realty LP 3.25%, 10/15/2026	86,000	83,433
VICI Properties LP 4.95%, 02/15/2030	118,000	117,196
Weyerhaeuser Co. 4.00%, 04/15/2030 (B)	69,000	66,471

		1,312,980

Food & Staples Retailing - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	123,000	99,564
Sysco Corp. 3.30%, 07/15/2026	104,000	101,479

		201,043

Food Products - 0.2%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	94,000	81,460
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%, 02/02/2029 (E)	76,000	67,736
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (E)	102,000	86,190

		235,386

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	200,000	190,536
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	69,000	61,459
Koninklijke Philips NV 5.00%, 03/15/2042	37,000	37,515

		289,510

Health Care Providers & Services - 0.5%
Anthem, Inc. 2.25%, 05/15/2030	61,000	52,807
Centene Corp.
3.00%, 10/15/2030	80,000	69,600
3.38%, 02/15/2030	60,000	53,607
Cigna Corp. 2.40%, 03/15/2030	61,000	53,415
CVS Health Corp.
2.70%, 08/21/2040	50,000	37,804
3.75%, 04/01/2030	86,000	82,262
HCA, Inc.
4.13%, 06/15/2029	28,000	26,843
5.25%, 04/15/2025	16,000	16,491
5.50%, 06/15/2047	50,000	49,206
Health Care Service Corp. 2.20%, 06/01/2030 (E)	75,000	64,715

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	$51,000	$46,606
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	49,000	45,798

		599,154

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	22,000	18,902
3.80%, 02/15/2028	65,000	61,971
Hyatt Hotels Corp. 1.80%, 10/01/2024	41,000	38,995
Magallanes, Inc. 5.05%, 03/15/2042 (E)	114,000	103,831

		223,699

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	74,000	74,189

Industrial Conglomerates - 0.0% (C)
General Electric Co. 4.13%, 10/09/2042	48,000	44,603

Insurance - 0.7%
Enstar Group Ltd. 3.10%, 09/01/2031	92,000	77,763
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	151,000	134,292
Global Atlantic Finance Co. 3.13%, 06/15/2031 (E)	159,000	134,675
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (E)	224,000	223,543
6.63%, 05/01/2031 (E)	45,000	46,297
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (D), 10/01/2050	94,000	82,322
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 3.49% (D), 12/15/2065	161,000	144,095

		842,987

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	200,000	202,338
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	97,000	96,239

		298,577

IT Services - 0.1%
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B) (E)	78,000	67,460

Machinery - 0.1%
Flowserve Corp. 2.80%, 01/15/2032	77,000	63,485

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	44,000	36,150
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (E)	35,000	32,889

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp. 2.94%, 11/01/2056 (E)	$17,000	$12,208
NBCUniversal Media LLC 4.45%, 01/15/2043	24,000	23,017
Paramount Global 4.20%, 05/19/2032 (B)	44,000	40,625

		144,889

Metals & Mining - 0.3%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	200,000	195,069
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	47,000	47,111
4.55%, 11/14/2024	49,000	49,613
Glencore Funding LLC 2.63%, 09/23/2031 (E)	82,000	68,548

		360,341

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023 (B)	71,000	71,881
CMS Energy Corp.
3.88%, 03/01/2024 (B)	17,000	17,106
4.88%, 03/01/2044	26,000	26,091
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	6,000	6,011

		121,089

Oil, Gas & Consumable Fuels - 0.9%
Boardwalk Pipelines LP 3.40%, 02/15/2031	46,000	40,774
BP Capital Markets PLC 3.12%, 05/04/2026	147,000	141,997
Chevron USA, Inc. 3.25%, 10/15/2029	47,000	45,265
Energy Transfer LP
5.15%, 03/15/2045	133,000	120,595
5.95%, 10/01/2043	28,000	27,257
Enterprise Products Operating LLC 4.25%, 02/15/2048	104,000	91,701
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024 (B)	52,000	52,569
Occidental Petroleum Corp. 5.55%, 03/15/2026	62,000	63,550
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	126,671
7.69%, 01/23/2050	17,000	13,319
Pioneer Natural Resources Co. 2.15%, 01/15/2031	90,000	75,998
Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/2029	52,000	47,417
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	41,000	40,251
Shell International Finance BV
2.50%, 09/12/2026	103,000	98,265
3.75%, 09/12/2046	30,000	27,134
Williams Cos., Inc. 5.40%, 03/04/2044	28,000	28,065

		1,040,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 1.20%, 05/28/2026	$ 40,000	$ 36,392
AstraZeneca PLC 4.38%, 08/17/2048	34,000	34,690
Bristol-Myers Squibb Co. 1.45%, 11/13/2030 (B)	67,000	54,548
Royalty Pharma PLC 2.20%, 09/02/2030	77,000	64,319
Viatris, Inc. 2.30%, 06/22/2027	76,000	67,313

		257,262

Professional Services - 0.2%
Equifax, Inc. 2.60%, 12/01/2024	52,000	50,666
Experian Finance PLC 2.75%, 03/08/2030 (E)	200,000	180,731

		231,397

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	121,000	113,692
5.50%, 01/15/2026 (E)	47,000	47,103

		160,795

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95%, 02/15/2028 (E)	31,000	26,864
Entegris Escrow Corp. 4.75%, 04/15/2029 (E)	98,000	94,448
KLA Corp. 3.30%, 03/01/2050 (B)	56,000	46,691
Microchip Technology, Inc. 0.98%, 09/01/2024 (E)	70,000	65,698
Micron Technology, Inc. 2.70%, 04/15/2032	122,000	101,607
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (E)	39,000	28,586
3.40%, 05/01/2030 (E)	75,000	68,403
QUALCOMM, Inc.
3.25%, 05/20/2027	48,000	47,048
3.25%, 05/20/2050 (B)	39,000	33,218
Skyworks Solutions, Inc. 1.80%, 06/01/2026	39,000	35,514
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	200,000	161,725

		709,802

Software - 0.3%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (B)	15,000	13,315
Infor, Inc. 1.75%, 07/15/2025 (E)	68,000	63,371
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	114,000	112,944
Workday, Inc. 3.50%, 04/01/2027	104,000	101,469

		291,099

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	$ 80,000	$ 75,491

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.65%, 05/11/2050	40,000	30,607
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	60,000	63,379
Seagate HDD Cayman 4.13%, 01/15/2031 (B)	115,000	100,913
Western Digital Corp. 2.85%, 02/01/2029	117,000	103,626

		298,525

Tobacco - 0.3%
Altria Group, Inc. 2.45%, 02/04/2032	83,000	66,585
BAT Capital Corp.
2.26%, 03/25/2028	128,000	109,425
4.91%, 04/02/2030	52,000	50,181
BAT International Finance PLC 4.45%, 03/16/2028	70,000	67,468

		293,659

Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.80%, 03/15/2032 (E)	132,000	122,272
Sprint Corp. 7.88%, 09/15/2023	42,000	43,837
T-Mobile USA, Inc. 3.88%, 04/15/2030	135,000	127,995

		294,104

Total Corporate Debt Securities (Cost $18,030,694)		16,345,707

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.2%
Colombia Government International Bond 4.50%, 01/28/2026 (B)	200,000	191,666

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	116,000	111,759

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	109,474

Total Foreign Government Obligations (Cost $433,954)		412,899

MORTGAGE-BACKED SECURITIES - 2.7%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	144,166	72,705
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (E)	41,796	41,512
CIM Trust Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (E)	210,790	195,389

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 23,007	$ 22,933
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	65,463
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	153,536
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (E)	36,684	36,325
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	121,617
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	83,258	82,593
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	301,542
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	129,222
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	164,101	148,247
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	148,276	138,463
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	150,000	145,247
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.22% (D), 03/18/2035	11,347	10,701
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	282,578
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 1.47% (D), 10/25/2034	15,226	14,986
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.06% (D), 08/25/2037	89,645	78,249
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 1.31% (D), 10/25/2028	9,930	9,675
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	31,211	29,828
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	15,346	15,046
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	36,779	35,693
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	28,638	28,114
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	24,681	23,759

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	$ 53,263	$ 52,672
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	91,197	90,052
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	30,524	29,895
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	35,457	35,307
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	116,748	114,459
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	102,209	100,542
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	194,172
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 1.25% (D), 01/19/2034	36,462	35,824
Towd Point Mortgage Trust Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (E)	183,458	174,560

Total Mortgage-Backed Securities (Cost $3,183,461)		3,010,906

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.90%, 2.40% (D), 02/01/2041	1,718	1,738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	210,731
2.89%, 06/25/2027	57,733	57,725
3.01%, 07/25/2025	188,000	187,098
3.06% (D), 07/25/2023 - 08/25/2024	448,880	447,795
3.53% (D), 10/25/2023	110,000	110,822
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.25% (D), 03/01/2041	482	480
3.33% (D), 10/25/2023	29,014	29,002
3.50%, 11/01/2028 - 01/01/2029	38,717	38,956
4.00%, 10/01/2025 - 07/01/2026	8,102	8,258
4.50%, 02/01/2025	760	775
5.00%, 04/01/2039 - 11/01/2039	65,170	68,352
5.50%, 09/01/2036 - 12/01/2041	123,710	132,815
6.00%, 05/01/2038 - 04/01/2040	66,043	73,013
6.50%, 05/01/2040	18,582	20,261
Government National Mortgage Association, Interest Only STRIPS 0.64% (D), 02/16/2053	84,556	1,578
Tennessee Valley Authority 5.88%, 04/01/2036	79,000	98,447
Uniform Mortgage-Backed Security
2.00%, TBA (J)	2,638,000	2,387,882
2.50%, TBA (J)	2,497,000	2,295,987
3.00%, TBA (J)	1,564,000	1,476,330

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
3.50%, TBA (J)	$ 1,655,000	$ 1,606,902
4.00%, TBA (J)	1,123,000	1,117,802

Total U.S. Government Agency Obligations (Cost $10,640,437)		10,372,749

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury - 9.5%
U.S. Treasury Bond
1.25%, 05/15/2050	589,000	394,630
1.38%, 08/15/2050	102,000	70,547
1.88%, 02/15/2051 - 11/15/2051	749,000	589,951
2.00%, 02/15/2050	301,000	244,010
2.25%, 08/15/2046	95,000	80,498
2.38%, 05/15/2051	95,000	84,016
2.50%, 02/15/2045 - 05/15/2046	355,000	315,478
2.75%, 08/15/2042 - 11/15/2047	632,500	592,626
2.88%, 08/15/2045 - 05/15/2049	356,300	343,146
3.00%, 05/15/2042 - 08/15/2048	166,100	163,409
3.13%, 02/15/2042 - 05/15/2048	269,500	268,787
3.63%, 02/15/2044	242,300	259,261
5.25%, 02/15/2029	309,000	352,743
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	333,000	326,358
0.25%, 08/31/2025 (B)	249,000	228,039
0.63%, 05/15/2030 - 08/15/2030	672,000	560,964
0.88%, 06/30/2026	435,000	400,013
1.13%, 02/15/2031	635,000	548,655
1.25%, 11/30/2026	381,000	353,794
1.38%, 11/15/2031	397,000	347,189
1.50%, 08/15/2026 - 02/15/2030	517,300	478,037
1.63%, 11/15/2022 - 05/15/2031	1,127,900	1,055,766
1.75%, 05/15/2023	204,000	203,115
1.88%, 02/15/2032	890,000	813,794
2.00%, 02/15/2025	93,000	90,849
2.13%, 05/15/2025 (B)	110,000	107,555
2.25%, 11/15/2025 - 11/15/2027	348,300	338,261
2.38%, 01/31/2023 - 02/29/2024	270,000	270,002
2.50%, 08/15/2023 - 01/31/2024	545,000	545,059
2.88%, 08/15/2028	95,000	94,544
3.13%, 11/15/2028	260,500	263,146

		10,784,242

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	187,546	178,408
1.75%, 01/15/2028	97,479	109,084
2.50%, 01/15/2029	360,284	426,017
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	193,592	197,749
0.63%, 01/15/2024	509,430	531,737

		1,442,995

Total U.S. Government Obligations (Cost $13,263,305)		12,227,237

	Principal	Value
COMMERCIAL PAPER - 7.0%
Banks - 2.4%
Bedford Row Funding Corp.
0.30% (K), 05/09/2022	$ 250,000	$ 249,967
0.51% (K), 05/09/2022	333,000	332,956
Korea Development Bank 0.84% (K), 06/08/2022	490,000	489,564
Mackinac Funding Co. LLC 0.68% (K), 06/02/2022	375,000	374,703
Macquarie Bank Ltd. 0.68% (K), 06/06/2022	500,000	499,702
Royal Bank of Canada 1.02% (K), 06/15/2022	360,000	359,596
Standard Chartered Bank 1.10% (K), 06/14/2022	450,000	449,498

		2,755,986

Consumer Finance - 0.4%
Toyota Motor Credit Corp. 1.02% (K), 07/14/2022	500,000	498,840

Diversified Financial Services - 3.1%
Atlantic Asset Securitization LLC 1.43% (K), 08/17/2022	500,000	497,918
Glencove Funding LLC 0.99% (K), 07/08/2022	350,000	349,263
Lexington Parker Capital Co. LLC 0.53% (K), 05/16/2022	475,000	474,860
Longship Funding LLC 0.68% (K), 05/23/2022	425,000	424,785
Ridgefield Funding Co. LLC 1.02% (K), 06/10/2022	500,000	499,499
Sheffield Receivables Co. LLC 1.02% (K), 06/08/2022	500,000	499,532
Starbird Funding Corp. 0.31% (K), 05/13/2022	450,000	449,899
Victory Receivables Corp. 1.02% (K), 07/08/2022	350,000	349,210

		3,544,966

Food Products - 0.5%
Britannia Funding Co. LLC 0.36% (K), 05/13/2022	500,000	499,886

Machinery - 0.2%
Illinois Tool Works, Inc. 0.82% (K), 07/11/2022	250,000	249,472

Software - 0.4%
Manhattan Asset Funding Co. LLC 1.07% (K), 08/02/2022	450,000	448,494

Total Commercial Paper (Cost $7,998,219)		7,997,644

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill
0.19% (K), 05/05/2022	125,000	124,999
0.33% (K), 06/02/2022	225,000	224,936
0.39% (K), 06/09/2022 - 06/16/2022	670,000	669,678
0.49% (K), 06/23/2022	50,000	49,957
0.51% (K), 06/30/2022	390,000	389,553

Total Short-Term U.S. Government Obligations (Cost $1,459,262)		1,459,123

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (K)	1,519,655	$ 1,519,655

Total Other Investment Company (Cost $1,519,655)		1,519,655

Total Investments (Cost $103,829,707)		122,489,382
Net Other Assets (Liabilities) - (7.8)%		(8,883,281)

Net Assets - 100.0%		$113,606,101

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	3	06/17/2022	$649,884	$619,125	$—	$(30,759)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$66,053,439	$—	$—	$66,053,439
Preferred Stock	7,501	—	—	7,501
Asset-Backed Securities	—	3,082,522	—	3,082,522
Corporate Debt Securities	—	16,345,707	0	16,345,707
Foreign Government Obligations	—	412,899	—	412,899
Mortgage-Backed Securities	—	3,010,906	—	3,010,906
U.S. Government Agency Obligations	—	10,372,749	—	10,372,749
U.S. Government Obligations	—	12,227,237	—	12,227,237
Commercial Paper	—	7,997,644	—	7,997,644
Short-Term U.S. Government Obligations	—	1,459,123	—	1,459,123
Other Investment Company	1,519,655	—	—	1,519,655

Total Investments	$67,580,595	$54,908,787	$0	$122,489,382

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(30,759)	$—	$—	$(30,759)

Total Other Financial Instruments	$(30,759)	$—	$—	$(30,759)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,159,759, collateralized by cash collateral of $1,519,655 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $685,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $10,824,283, representing 9.5% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at April 30, 2022.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.4%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$521,023	$536,637
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	4,529,464	4,212,656
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	2,712,742	2,517,189
Anchorage Capital CLO 16 Ltd. Series 2020-16A, Class CR, 3-Month LIBOR + 2.40%, 3.44% (B), 01/19/2035 (A)	2,700,000	2,648,371
Anchorage Capital CLO 25 Ltd. Series 2022-25A, Class C, 3-Month SOFR + 2.35%, 2.59% (B), 04/20/2035 (A)	4,400,000	4,375,527
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3-Month LIBOR + 1.14%, 2.18% (B), 07/15/2032 (A)	3,600,000	3,574,836
Apidos CLO XXXI Series 2019-31A, Class BR, 3-Month LIBOR + 1.55%, 2.59% (B), 04/15/2031 (A)	2,500,000	2,470,885
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	3,184,550	3,003,701
Battalion CLO XVI Ltd. Series 2019-16A, Class CR, 3-Month LIBOR + 2.25%, 3.31% (B), 12/19/2032 (A)	3,100,000	3,021,843
Battalion CLO XXI Ltd. Series 2021-21A, Class A, 3-Month LIBOR + 1.18%, 2.22% (B), 07/15/2034 (A)	2,880,000	2,843,873
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	124,010	122,492
BXG Receivables Note Trust
Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	463,040	458,907
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	1,234,691	1,160,033
CARS-DB4 LP
Series 2020-1A, Class A1, 2.69%, 02/15/2050 (A)	1,102,460	1,068,100
Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	5,983,706	5,778,958
CARS-DB5 LP Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,120,000	3,702,902
CIFC Funding Ltd. Series 2015-2A, Class BR2, 3-Month LIBOR + 1.50%, 2.54% (B), 04/15/2030 (A)	7,030,000	6,978,751
Countrywide Asset-Backed Certificates Series 2002-S3, Class A5, 4.93% (B), 05/25/2032	6,731	6,643

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	$ 5,727,000	$ 5,248,296
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	2,991,859
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	760,187	750,938
ExteNet LLC Series 2019-1A, Class A2, 3.20%, 07/26/2049 (A)	2,765,000	2,738,092
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	2,977,738	2,628,841
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	3,272,266	2,937,824
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,161,215	3,802,735
GSAA Home Equity Trust Series 2006-1, Class A3, 1-Month LIBOR + 0.66%, 1.33% (B), 01/25/2036	1,047,548	540,645
Hilton Grand Vacations Trust Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	617,521	608,395
ICG US CLO Ltd. Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 2.26% (B), 10/20/2034 (A)	4,500,000	4,439,552
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	373,740	374,966
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,218,268	1,258,938
Lehman XS Trust Series 2005-8, Class 1A3, 1-Month LIBOR + 0.70%, 1.37% (B), 12/25/2035	908,641	992,715
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 2.04% (B), 04/15/2029 (A)	3,038,811	3,025,914
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	801,236	768,040
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	2,500,271	2,330,470
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	1,388,307	1,359,495
NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049 (A)	5,386,417	5,212,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust
Series 2020-APT1, Class DT1, 2.00%, 12/16/2052 (A)	$ 400,000	$ 393,448
Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (A)	13,300,000	12,972,319
Series 2020-T1, Class BT1, 1.82%, 08/15/2053 (A)	2,400,000	2,336,173
Series 2020-T1, Class DT1, 3.01%, 08/15/2053 (A)	3,390,000	3,303,831
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (A)	20,913,000	20,256,188
Series 2020-T2, Class CT2, 2.17%, 09/15/2053 (A)	1,200,000	1,162,450
Series 2020-T3, Class AT3, 1.32%, 10/15/2052 (A)	4,144,000	4,138,486
Series 2020-T3, Class BT3, 1.57%, 10/15/2052 (A)	120,000	119,919
Series 2020-T3, Class CT3, 1.81%, 10/15/2052 (A)	600,000	600,006
Series 2020-T3, Class DT3, 2.46%, 10/15/2052 (A)	480,000	480,227
Octagon 54 Ltd. Series 2021-1A, Class A1, 3-Month LIBOR + 1.12%, 2.16% (B), 07/15/2034 (A)	2,750,000	2,714,825
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (A)	9,477,095	9,435,958
Series 2020-T1, Class BT1, 1.77%, 08/15/2052 (A)	1,335,937	1,329,502
Series 2020-T1, Class CT1, 2.32%, 08/15/2052 (A)	553,674	551,731
Series 2020-T1, Class DT1, 3.06%, 08/15/2052 (A)	1,298,463	1,295,975
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 03/08/2029 (A)	232,510	232,311
Series 2018-A, Class C, 3.74%, 11/08/2030 (A)	474,918	471,923
Series 2019-A, Class A, 3.06%, 04/09/2038 (A)	372,914	362,669
Series 2019-A, Class C, 3.61%, 04/09/2038 (A)	372,912	363,214
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 2.84% (B), 10/22/2030 (A)	3,750,000	3,718,256
Pikes Peak CLO 4 Series 2019-4A, Class AR, 3-Month LIBOR + 1.20%, 2.24% (B), 07/15/2034 (A)	4,395,000	4,345,969
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 09/20/2035 (A)	600,073	602,124
Series 2018-3A, Class D, 5.20%, 09/20/2035 (A)	645,361	646,283
Series 2019-1A, Class B, 3.42%, 01/20/2036 (A)	457,722	451,160

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2019-2A, Class A, 2.59%, 05/20/2036 (A)	$ 626,136	$ 612,475
Series 2019-2A, Class D, 4.54%, 05/20/2036 (A)	635,286	620,290
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	312,881	296,879
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	1,519,403	1,475,852
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	3,193,537	3,027,296
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	2,213,395	2,105,730
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (A)	3,169,333	3,141,327
Series 2020-T1, Class CT1, 1.82%, 11/15/2052 (A)	654,667	649,088
Series 2020-T1, Class DT1, 2.37%, 11/15/2052 (A)	360,000	356,954
STORE Master Funding I LLC Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	1,037,375	1,010,222
STORE Master Funding I-VII & XIV Series 2019-1, Class A3, 3.32%, 11/20/2049 (A)	1,129,189	1,073,339
Sunnova Helios II Issuer LLC Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,490,071	2,278,945
TICP CLO III Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 2.41% (B), 04/20/2028 (A)	1,250,000	1,250,563
Towd Point Mortgage Trust
Series 2016-2, Class A1A, 2.75% (B), 08/25/2055 (A)	17,481	17,457
Series 2016-4, Class A1, 2.25% (B), 07/25/2056 (A)	86,883	86,790
Series 2017-1, Class A1, 2.75% (B), 10/25/2056 (A)	542,843	541,066
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	382,696	381,927
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	2,441,079	2,401,431
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,339,651	2,302,371
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	2,101,660	2,089,173
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	3,417,064	3,322,407
Series 2018-5, Class A1A, 3.25% (B), 07/25/2058 (A)	1,245,524	1,236,905
Series 2019-1, Class A1, 3.66% (B), 03/25/2058 (A)	6,197,664	6,113,667
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	9,229,922	8,567,649
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	6,085,000	5,577,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	$ 407,543	$ 407,394
Welk Resorts LLC Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	884,453	875,927
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4, 3-Month LIBOR + 1.55%, 2.61% (B), 07/20/2029 (A)	3,815,000	3,774,008
Series 2016-2A, Class A2R, 3-Month LIBOR + 1.58%, 2.64% (B), 10/20/2028 (A)	4,975,000	4,937,832
Series 2017-2A, Class A2R, 3-Month LIBOR + 1.62%, 2.68% (B), 10/20/2029 (A)	4,000,000	3,968,604

Total Asset-Backed Securities (Cost $235,179,008)		227,278,515

CORPORATE DEBT SECURITIES - 51.5%
Aerospace & Defense - 0.9%
BAE Systems PLC 3.40%, 04/15/2030 (A)	1,460,000	1,363,356
Boeing Co.
5.15%, 05/01/2030	3,195,000	3,185,109
5.93%, 05/01/2060	2,833,000	2,813,634
Embraer Finance BV 6.95%, 01/17/2028 (A)	2,343,000	2,357,234
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028 (A)	3,768,000	3,296,020

		13,015,353

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. 2.65%, 07/15/2031 (A)	5,315,000	4,362,903

Airlines - 1.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,336,812	2,105,876
3.70%, 04/01/2028	1,128,549	1,074,651
4.00%, 01/15/2027	1,643,983	1,547,176
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	1,655,000	1,629,636
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	2,086,000	2,069,193
JetBlue Pass-Through Trust 2.75%, 11/15/2033	2,604,923	2,344,565
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (A)	2,916,556	2,974,887
United Airlines Pass-Through Trust
2.70%, 11/01/2033	983,293	876,390
3.75%, 03/03/2028	1,312,023	1,282,394
4.15%, 02/25/2033	1,911,197	1,869,853
US Airways Pass-Through Trust 3.95%, 05/15/2027	224,229	212,300

		17,986,921

Auto Components - 0.4%
Aptiv PLC / Aptiv Corp. 3.25%, 03/01/2032 (C)	1,762,000	1,556,342

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Auto Components (continued)
Clarios Global LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	$ 2,977,000	$ 3,006,770
Weichai International Hong Kong Energy Group Co. Ltd. Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,603,288

		6,166,400

Automobiles - 0.2%
General Motors Co. 6.25%, 10/02/2043	2,723,000	2,820,083

Banks - 5.5%
ABN AMRO Bank NV Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	3,600,000	3,032,009
Banco Santander SA 2.75%, 12/03/2030	3,600,000	2,945,757
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (B), 09/21/2036	3,809,000	3,053,844
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	3,406,000	2,553,766
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	6,338,000	6,320,358
Barclays PLC Fixed until 03/15/2028 (D), 4.38% (B)	5,310,000	4,427,213
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	4,720,629
6.75%, 09/30/2022 (A) (C)	1,500,000	1,519,275
BPCE SA 4.50%, 03/15/2025 (A)	4,654,000	4,639,383
Citigroup, Inc. Fixed until 12/10/2025 (D), 4.00% (B)	3,111,000	2,823,233
Commerzbank AG 8.13%, 09/19/2023 (A)	4,661,000	4,852,364
Credit Suisse AG 6.50%, 08/08/2023 (A)	3,070,000	3,146,750
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	3,837,000	3,181,758
5.02%, 06/26/2024 (A)	595,000	581,974
JPMorgan Chase & Co.
Fixed until 01/25/2032, 2.96% (B), 01/25/2033	3,473,000	3,059,358
Fixed until 02/01/2025 (D), 4.60% (B)	5,533,000	5,092,407
Lloyds Banking Group PLC
Fixed until 09/14/2041, 3.37% (B), 12/14/2046	3,629,000	2,717,586
Fixed until 06/27/2026 (D), 6.75% (B) (C)	2,567,000	2,585,482
Truist Financial Corp. Fixed until 09/01/2025 (D), 4.95% (B) (C)	5,369,000	5,362,289
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,335,000	4,414,669
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,678,099

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	$ 3,903,000	$ 3,561,292
4.61% (B), 04/25/2053	4,601,000	4,554,911
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	509,993

		81,334,399

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,089,000	1,002,890
4.75%, 01/23/2029	5,088,000	5,240,686
Constellation Brands, Inc.
3.15%, 08/01/2029	1,344,000	1,234,429
3.70%, 12/06/2026	771,000	764,653
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	5,160,000	4,483,885

		12,726,543

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,639,192
3.25%, 10/01/2022	770,000	771,683
4.05%, 11/21/2039	1,711,000	1,569,073
Amgen, Inc. 2.00%, 01/15/2032	2,822,000	2,333,074
CSL UK Holdings Ltd. 4.63%, 04/27/2042 (A)	1,546,000	1,522,057

		7,835,079

Building Products - 0.8%
Builders FirstSource, Inc. 5.00%, 03/01/2030 (A)	859,000	794,575
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,572,000	2,098,613
3.75%, 12/01/2027	2,784,000	2,714,043
Carrier Global Corp. 2.72%, 02/15/2030	2,936,000	2,598,920
Owens Corning 7.00%, 12/01/2036	1,811,000	2,083,924
Standard Industries, Inc. 3.38%, 01/15/2031 (A)	2,179,000	1,740,280

		12,030,355

Capital Markets - 2.2%
Charles Schwab Corp. Fixed until 12/01/2027 (D), 5.00% (B) (C)	3,340,000	3,046,748
Credit Suisse Group AG Fixed until 08/21/2026 (D), 6.38% (A) (B) (C)	7,047,000	6,633,975
Deutsche Bank AG Fixed until 04/08/2030, 5.88% (B), 07/08/2031	3,012,000	2,927,577
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (B), 02/24/2033	5,793,000	5,065,792
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	3,449,000	2,839,168
Lazard Group LLC 4.50%, 09/19/2028	2,336,000	2,320,082
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	3,175,000	2,889,250

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	$ 3,556,000	$ 2,848,567
4.00%, 07/23/2025	4,024,000	4,022,464

		32,593,623

Chemicals - 0.6%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (A)	1,005,000	884,400
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	2,647,000	2,223,504
Mosaic Co. 4.05%, 11/15/2027	800,000	794,347
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	2,800,000	2,761,500
Nutrien Ltd. 4.20%, 04/01/2029	2,514,000	2,513,365

		9,177,116

Commercial Services & Supplies - 1.0%
ADT Security Corp. 4.13%, 08/01/2029 (A)	2,728,000	2,316,154
Ashtead Capital, Inc.
2.45%, 08/12/2031 (A)	1,494,000	1,219,242
4.25%, 11/01/2029 (A)	1,358,000	1,298,491
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,647,296
5.38%, 07/15/2024 (A)	3,987,000	3,973,285
Triton Container International Ltd. / TAL International Container Corp. 3.25%, 03/15/2032	5,371,000	4,582,219

		15,036,687

Communications Equipment - 0.5%
CommScope, Inc. 4.75%, 09/01/2029 (A)	7,885,000	6,592,570

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,209,198
IHS Holding Ltd. 5.63%, 11/29/2026 (A)	2,561,000	2,432,950
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (A)	1,975,000	1,982,702
Quanta Services, Inc. 2.90%, 10/01/2030	2,043,000	1,784,643

		8,409,493

Construction Materials - 0.5%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A) (C)	2,580,000	2,520,482
Holcim Finance US LLC 3.50%, 09/22/2026 (A)	2,427,000	2,376,260
Martin Marietta Materials, Inc. 2.50%, 03/15/2030	2,925,000	2,554,273

		7,451,015

Consumer Finance - 1.1%
Ally Financial, Inc. 8.00%, 11/01/2031	3,848,000	4,582,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
BMW US Capital LLC 2.80%, 04/11/2026 (A)	$ 2,644,000	$ 2,553,331
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	4,705,000	4,434,768
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028 (A)	3,359,000	2,860,650
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A) (C)	2,089,000	1,825,892

		16,257,174

Containers & Packaging - 1.2%
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (A)	2,004,000	2,016,525
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (A)	5,810,000	5,667,655
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A)	6,000,000	5,235,000
Sonoco Products Co.
2.25%, 02/01/2027	2,168,000	2,015,519
2.85%, 02/01/2032	846,000	740,448
WRKCo, Inc. 3.90%, 06/01/2028	2,405,000	2,350,746

		18,025,893

Diversified Financial Services - 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,574,000	2,776,554
4.45%, 04/03/2026	3,579,000	3,495,468
4.50%, 09/15/2023	4,183,000	4,192,390
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,716,442
3.50%, 11/01/2027 (A)	1,507,000	1,387,712
5.50%, 12/15/2024 (A)	6,418,000	6,517,110
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,549,000	1,488,078
3.85%, 06/15/2025 (A)	3,784,000	3,760,736
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (A)	5,711,000	5,249,551
Mexico Remittances Funding Fiduciary Estate Management SARL 4.88%, 01/15/2028 (A)	6,098,000	5,092,440
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	4,725,000	4,339,676
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,430,008
5.50%, 05/15/2029 (A)	3,940,000	3,644,500

		46,090,665

Diversified Telecommunication Services - 1.2%
Axian Telecom 7.38%, 02/16/2027 (A)	1,148,000	1,114,074
Level 3 Financing, Inc. 3.40%, 03/01/2027 (A)	4,475,000	4,027,500
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	4,440,000	3,996,000
7.50%, 04/01/2024	1,750,000	1,797,250

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 1,973,000	$ 1,600,975
1.75%, 01/20/2031	2,923,000	2,389,489
4.13%, 03/16/2027	2,134,000	2,144,475

		17,069,763

Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	5,178,000	4,879,302
EDP Finance BV 3.63%, 07/15/2024 (A)	6,300,000	6,245,643
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	506,805
3.63%, 02/15/2031 (A)	854,000	710,955
Pacific Gas & Electric Co. 2.50%, 02/01/2031	2,323,000	1,840,824

		14,183,529

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. 2.95%, 02/15/2032	1,991,000	1,706,837
Keysight Technologies, Inc. 4.60%, 04/06/2027	2,980,000	3,058,377
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	177,563
4.38%, 02/15/2030 (A)	1,498,000	1,362,716

		6,305,493

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	1,793,000	1,768,794
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	1,737,000	1,685,296

		3,454,090

Equity Real Estate Investment Trusts - 3.1%
Broadstone Net Lease LLC 2.60%, 09/15/2031	3,745,000	3,146,529
Corporate Office Properties LP
2.00%, 01/15/2029 (C)	879,000	733,581
2.25%, 03/15/2026	1,251,000	1,161,162
2.75%, 04/15/2031	670,000	569,128
EPR Properties 3.75%, 08/15/2029	2,420,000	2,144,902
HAT Holdings I LLC / HAT Holdings II LLC 3.38%, 06/15/2026 (A)	1,830,000	1,680,910
Host Hotels & Resorts LP 2.90%, 12/15/2031	2,275,000	1,923,185
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	1,602,000	1,533,100
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	3,750,000	3,571,987
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,083,509
5.50%, 02/15/2026	3,496,000	3,402,902
Office Properties Income Trust 3.45%, 10/15/2031	2,556,000	2,004,386
Physicians Realty LP 2.63%, 11/01/2031	3,138,000	2,641,481

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP 2.75%, 04/01/2032	$ 2,053,000	$ 1,666,940
SBA Tower Trust
1.63%, 05/15/2051 (A)	1,660,000	1,532,706
2.84%, 01/15/2050 (A)	6,883,000	6,682,431
3.45%, 03/15/2048 (A)	995,000	996,104
Simon Property Group LP 2.20%, 02/01/2031	2,546,000	2,160,210
VICI Properties LP 4.95%, 02/15/2030 (C)	3,802,000	3,776,108
Weyerhaeuser Co. 4.00%, 04/15/2030	2,433,000	2,343,807

		45,755,068

Food & Staples Retailing - 0.9%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	4,817,000	3,899,166
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP 4.63%, 01/15/2027 (A)	4,890,000	4,580,341
InRetail Consumer 3.25%, 03/22/2028 (A)	3,042,000	2,692,201
Sysco Corp. 5.95%, 04/01/2030	2,267,000	2,472,687

		13,644,395

Food Products - 1.0%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	1,893,020
2.75%, 05/14/2031	3,156,000	2,734,975
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%, 02/02/2029 (A)	2,556,000	2,278,061
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (A)	3,473,000	2,934,685
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	581,400
5.50%, 12/15/2029 (A)	3,964,000	3,607,240
5.63%, 01/15/2028 (A)	800,000	756,400

		14,785,781

Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp. 2.75%, 09/23/2026 (A)	2,053,000	1,955,852
Boston Scientific Corp. 4.70%, 03/01/2049	529,000	529,768
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	2,596,000	2,312,304
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (A)	2,443,000	2,131,518
5.25%, 10/01/2029 (A) (C)	489,000	425,430
Stryker Corp. 1.95%, 06/15/2030	2,312,000	1,961,531

		9,316,403

Health Care Providers & Services - 1.8%
Anthem, Inc. 2.25%, 05/15/2030	2,121,000	1,836,127
Centene Corp.
3.00%, 10/15/2030	2,115,000	1,840,050

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Centene Corp. (continued)
3.38%, 02/15/2030	$ 3,806,000	$ 3,400,471
4.25%, 12/15/2027	1,047,000	1,011,590
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,689,305
8.00%, 03/15/2026 (A)	725,000	749,505
Cigna Corp. 2.40%, 03/15/2030	2,085,000	1,825,750
CVS Health Corp. 4.78%, 03/25/2038	4,372,000	4,331,845
HCA, Inc.
4.13%, 06/15/2029	3,725,000	3,571,104
7.50%, 11/06/2033	1,031,000	1,208,848
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	1,695,000	1,548,957
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	1,730,000	1,616,962
Tenet Healthcare Corp. 5.13%, 11/01/2027 (A)	1,400,000	1,359,351

		25,989,865

Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp. 4.75%, 12/01/2027	849,000	802,424
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	999,000	926,573
Expedia Group, Inc.
2.95%, 03/15/2031	846,000	726,862
3.80%, 02/15/2028	1,761,000	1,678,951
GLP Capital LP / GLP Financing II, Inc. 4.00%, 01/15/2030	2,357,000	2,192,199
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029 (A)	3,099,000	2,807,756
Hyatt Hotels Corp. 1.80%, 10/01/2024	1,368,000	1,301,105
International Game Technology PLC 6.50%, 02/15/2025 (A)	2,792,000	2,840,860
Magallanes, Inc. 5.05%, 03/15/2042 (A)	3,726,000	3,393,628
Marriott International, Inc.
2.75%, 10/15/2033	2,965,000	2,439,674
5.75%, 05/01/2025	292,000	306,200
MGM Resorts International
4.75%, 10/15/2028 (C)	1,627,000	1,494,481
5.75%, 06/15/2025	3,379,000	3,356,124
NCL Corp. Ltd. 5.88%, 03/15/2026 (A)	3,416,000	3,155,735
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028 (A) (C)	1,364,000	1,244,650
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	715,627
7.25%, 11/15/2029 (A) (C)	796,000	833,917
Viking Cruises Ltd. 5.88%, 09/15/2027 (A)	4,525,000	3,833,354

		34,050,120

Household Durables - 0.5%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	1,998,741

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Century Communities, Inc. (continued)
6.75%, 06/01/2027	$ 1,319,000	$ 1,333,522
D.R. Horton, Inc. 4.38%, 09/15/2022	2,438,000	2,444,215
KB Home 7.63%, 05/15/2023	795,000	814,875

		6,591,353

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp. 3.75%, 03/01/2031 (A)	4,515,000	3,803,887

Industrial Conglomerates - 0.1%
General Electric Co. 3-Month LIBOR + 3.33%, 4.16% (B), 06/15/2022 (D)	1,442,000	1,362,502

Insurance - 2.4%
AXA SA 8.60%, 12/15/2030	3,593,000	4,522,473
Cloverie PLC for Zurich Insurance Co. Ltd. Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	6,400,000	6,524,979
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	5,700,000	5,069,313
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	5,907,000	5,360,603
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A)	5,254,000	5,243,282
6.63%, 05/01/2031 (A)	1,451,000	1,492,811
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,788,000	1,565,877
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 3.49% (B), 12/15/2065	6,275,000	5,616,125

		35,395,463

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	2,436,000	2,464,483
Tencent Holdings Ltd. 3.28%, 04/11/2024 (A)	1,686,000	1,672,768

		4,137,251

IT Services - 0.2%
Gartner, Inc. 4.50%, 07/01/2028 (A)	413,000	395,826
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	3,084,000	2,667,259

		3,063,085

Leisure Products - 0.0% (F)
Mattel, Inc. 5.88%, 12/15/2027 (A)	360,000	368,280

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	846,000	765,630

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (continued)
4.00%, 03/15/2031 (A)	$ 846,000	$ 755,317

		1,520,947

Machinery - 0.1%
Flowserve Corp. 2.80%, 01/15/2032	2,566,000	2,115,632

Marine - 0.2%
MV24 Capital BV 6.75%, 06/01/2034 (A)	3,409,089	3,232,669

Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.13%, 07/01/2049	4,520,000	3,892,240
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,443,000	1,355,987
7.50%, 06/01/2029 (A)	1,392,000	1,313,630
Comcast Corp. 4.15%, 10/15/2028	3,261,000	3,286,505
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	2,031,268
4.63%, 12/01/2030 (A)	1,217,000	931,005
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	379,600
6.63%, 08/15/2027 (A)	690,000	143,175
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (A)	1,031,000	970,429
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,486,020
5.88%, 07/15/2022	5,471,000	5,477,510
Gray Television, Inc. 4.75%, 10/15/2030 (A)	1,640,000	1,417,452
Paramount Global 4.20%, 05/19/2032	1,611,000	1,487,425
Univision Communications, Inc. 6.63%, 06/01/2027 (A)	725,000	726,813
VZ Secured Financing BV 5.00%, 01/15/2032 (A)	1,917,000	1,653,412

		26,552,471

Metals & Mining - 0.8%
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	5,502,000	5,514,985
Glencore Funding LLC 2.63%, 09/23/2031 (A)	2,750,000	2,298,881
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	215,338
3.88%, 08/15/2031 (A)	236,000	202,370
Teck Resources Ltd. 6.25%, 07/15/2041	2,662,000	2,892,154

		11,123,728

Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	1,874,000	1,807,162
4.25%, 11/30/2023	2,854,000	2,889,415

		4,696,577

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	$ 1,175,000	$ 1,101,762
7.88%, 05/15/2026 (A)	2,739,000	2,863,944
Boardwalk Pipelines LP 3.40%, 02/15/2031	1,514,000	1,341,999
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,568,000	4,134,520
4.50%, 10/01/2029	1,735,000	1,661,262
Chevron USA, Inc. 3.25%, 10/15/2029	2,562,000	2,467,411
Citgo Holding, Inc. 9.25%, 08/01/2024 (A) (C)	700,000	695,625
Energy Transfer LP 6.00%, 06/15/2048	5,423,000	5,322,250
EnLink Midstream Partners LP 5.05%, 04/01/2045	1,095,000	843,051
EQM Midstream Partners LP 6.50%, 07/15/2048	2,310,000	2,125,200
Exxon Mobil Corp. 3.04%, 03/01/2026	2,435,000	2,398,316
Lukoil International Finance BV 6.66%, 06/07/2022 (A)	1,000,000	680,000
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	1,918,785
5.75%, 10/01/2025	950,000	945,250
6.00%, 06/01/2026	350,000	349,174
Occidental Petroleum Corp. 5.55%, 03/15/2026	5,870,000	6,016,750
ONEOK Partners LP 4.90%, 03/15/2025	1,134,000	1,158,115
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	3,507,000	3,226,440
6.84%, 01/23/2030	3,538,000	3,224,179
6.88%, 10/16/2025	2,440,000	2,452,200
7.69%, 01/23/2050	1,593,000	1,248,116
Pioneer Natural Resources Co. 2.15%, 01/15/2031	3,530,000	2,980,825
Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/2029	1,710,000	1,559,305
Southwestern Energy Co. 5.38%, 03/15/2030	655,000	646,714
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	1,723,000	1,559,591

		52,920,784

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049 (A) (C)	1,560,000	1,429,366

Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 1.20%, 05/28/2026	2,543,000	2,313,637
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	680,756
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,585,120
6.13%, 04/15/2025 (A)	1,631,000	1,637,116

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc. (continued)
6.25%, 02/15/2029 (A)	$ 520,000	$ 378,435
7.00%, 01/15/2028 (A)	617,000	505,755
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	2,041,000	2,026,603
Royalty Pharma PLC 2.20%, 09/02/2030	2,746,000	2,293,775
Viatris, Inc. 2.30%, 06/22/2027	1,187,000	1,051,327

		13,472,524

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	1,680,000	1,636,911

Road & Rail - 0.5%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,386,000	3,181,479
5.50%, 01/15/2026 (A)	4,641,000	4,651,199

		7,832,678

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc. 1.95%, 02/15/2028 (A)	1,219,000	1,056,347
Entegris Escrow Corp. 4.75%, 04/15/2029 (A)	3,173,000	3,058,010
KLA Corp. 4.10%, 03/15/2029	2,500,000	2,515,015
Microchip Technology, Inc. 0.98%, 09/01/2024 (A)	2,433,000	2,283,479
Micron Technology, Inc. 2.70%, 04/15/2032	4,095,000	3,410,513
QUALCOMM, Inc.
3.25%, 05/20/2027 (C)	1,698,000	1,664,337
3.25%, 05/20/2050	1,428,000	1,216,286
Skyworks Solutions, Inc. 1.80%, 06/01/2026	1,359,000	1,237,515
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	6,595,000	5,332,877

		21,774,379

Software - 0.9%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	583,000	517,497
Infor, Inc. 1.75%, 07/15/2025 (A)	2,364,000	2,203,083
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	641,527
5.13%, 04/15/2029 (A)	1,572,000	1,507,155
5.25%, 10/01/2030 (A)	2,183,000	2,062,935
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	3,675,000	3,640,979
Workday, Inc. 3.50%, 04/01/2027	3,475,000	3,390,421

		13,963,597

Specialty Retail - 0.2%
Gap, Inc.
3.63%, 10/01/2029 (A) (C)	494,000	401,822
3.88%, 10/01/2031 (A) (C)	494,000	393,817

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc. 3.75%, 04/01/2032 (C)	$ 2,608,000	$ 2,460,993

		3,256,632

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 2.85%, 02/23/2023	1,092,000	1,098,058
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	4,238,000	4,476,671
Seagate HDD Cayman 4.13%, 01/15/2031	402,000	352,755
Western Digital Corp. 2.85%, 02/01/2029	3,952,000	3,500,257

		9,427,741

Tobacco - 0.9%
Altria Group, Inc. 2.45%, 02/04/2032	3,220,000	2,583,186
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	4,624,906
4.76%, 09/06/2049	2,713,000	2,219,461
4.91%, 04/02/2030	1,903,000	1,836,435
BAT International Finance PLC 4.45%, 03/16/2028	2,311,000	2,227,400
Reynolds American, Inc. 7.25%, 06/15/2037	439,000	482,790

		13,974,178

Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.25%, 03/01/2025	1,116,000	1,081,140

Wireless Telecommunication Services - 1.0%
Altice France SA 5.50%, 10/15/2029 (A)	3,032,000	2,584,780
Rogers Communications, Inc. 3.80%, 03/15/2032 (A)	4,304,000	3,986,792
Sprint Corp. 7.88%, 09/15/2023	2,510,000	2,619,813
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	1,772,660
3.88%, 04/15/2030	1,419,000	1,345,365
Vmed O2 Financing I PLC 4.75%, 07/15/2031 (A)	2,500,000	2,143,750

		14,453,160

Total Corporate Debt Securities (Cost $833,151,248)		761,653,714

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026 (C)	1,300,000	1,245,829

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	782,000	657,912
5.50%, 01/27/2025 (E)	1,122,000	1,148,339

		1,806,251

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	$ 119,808	$ 65,015
0.50% (G), 07/31/2040 (A)	435,840	236,670
1.00% (G), 07/31/2035 (A)	950,976	594,631
5.00% (G), 07/31/2030 (A)	362,880	294,044

		1,190,360

Indonesia - 0.1%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	2,195,000	2,265,175

Mongolia - 0.0% (F)
Mongolia Government International Bond 5.63%, 05/01/2023 (A)	253,000	251,199

Qatar - 0.2%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,657,000	2,687,524

Uzbekistan - 0.2%
Republic of Uzbekistan International Bond 3.90%, 10/19/2031 (A)	3,049,000	2,481,276

Total Foreign Government Obligations (Cost $12,903,501)		11,927,614

LOAN ASSIGNMENT - 0.6%
Commercial Services & Supplies - 0.6%
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (B), 03/04/2028 (H)	8,469,250	8,422,364

Total Loan Assignment (Cost $8,413,953)		8,422,364

MORTGAGE-BACKED SECURITIES - 14.8%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,400,000	2,315,597
280 Park Avenue Mortgage Trust Series 2017-280P, Class E, 1-Month LIBOR + 2.12%, 2.61% (B), 09/15/2034 (A)	4,630,000	4,513,934
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 1.09% (B), 05/25/2035	498,268	471,054
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 1.11% (B), 05/25/2035	768,968	722,294
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 1.31% (B), 03/25/2036	974,336	904,194
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.13%, 0.79% (B), 03/25/2047	311,802	290,109
Ashford Hospitality Trust Series 2018-ASHF, Class D, 1-Month LIBOR + 2.10%, 2.65% (B), 04/15/2035 (A)	3,988,000	3,849,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 2.35% (B), 09/15/2032 (A)	$ 5,000,000	$ 4,836,976
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,760,572
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	3,718,739
Banc of America Funding Trust Series 2007-3, Class TA2, 1-Month LIBOR + 0.18%, 0.85% (B), 04/25/2037	206,705	197,321
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.75% (B), 08/15/2036 (A)	2,339,000	2,297,209
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 2.25% (B), 08/15/2036 (A)	2,130,000	2,086,749
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 3.05% (B), 08/15/2036 (A)	1,890,000	1,840,029
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.68% (B), 03/15/2037 (A)	7,065,000	6,654,378
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.99% (B), 03/15/2037 (A)	2,570,000	2,328,074
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (A)	1,300,000	1,297,762
BHMS Mortgage Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.45% (B), 07/15/2035 (A)	4,065,000	3,932,530
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 2.00% (B), 10/15/2036 (A)	5,469,750	5,414,875
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 2.25% (B), 10/15/2037 (A)	3,346,950	3,261,189
BX Trust Series 2018-GW, Class C, 1-Month LIBOR + 1.22%, 1.77% (B), 05/15/2035 (A)	1,900,000	1,859,619
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.55% (B), 11/15/2034 (A)	1,825,000	1,705,783
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 2.30% (B), 07/15/2030 (A)	2,200,000	2,195,504

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.94% (B), 04/25/2035	$ 95,696	$ 90,461
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 1.17% (B), 02/25/2036	2,482,215	2,333,753
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 2.05% (B), 11/15/2036 (A)	9,000,000	8,926,857
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.80% (B), 11/15/2036 (A)	5,750,000	5,692,318
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	7,118,221	6,598,132
Citigroup Commercial Mortgage Trust Series 2019-PRM, Class C, 3.90%, 05/10/2036 (A)	2,380,000	2,397,986
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	43,808	42,321
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	353,688	345,494
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 2.23% (B), 11/15/2038 (A)	5,700,000	5,485,882
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	2,225,000	2,178,171
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 1.85% (B), 12/15/2031 (A)	5,895,200	5,687,875
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.61% (B), 12/27/2036 (A)	220,983	223,055
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	7,157,087	6,813,042
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,713,229	6,064,637
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,589,986	2,490,959
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,777,788	4,461,589
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	7,902,000	7,632,290
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month LIBOR + 1.63%, 2.19% (B), 12/15/2036 (A)	6,222,000	6,050,361
GS Mortgage Securities Corp. Trust Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	5,242,000	5,236,216

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	$ 2,000,000	$ 1,983,003
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,591,852
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,254,770
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1-Month LIBOR + 0.13%, 0.79% (B), 05/25/2037	156,681	90,462
ILPT Trust Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,740,368
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.06% (B), 08/25/2037	632,526	552,119
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, 1-Month LIBOR + 1.65%, 2.21% (B), 01/15/2033 (A)	3,835,000	3,808,137
JPMorgan Chase Commercial Mortgage Securities Trust
1.00% (B), 04/15/2037 (A) (H)	3,100,000	2,982,382
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,536,974
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.95%, 2.50% (B), 11/15/2036 (A)	3,033,000	2,965,732
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 2.86% (B), 03/25/2036	885,054	653,841
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	601,203	601,849
Mill City Mortgage Loan Trust Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	5,289,655	5,174,229
Morgan Stanley Capital I Trust Series 2018-SUN, Class C, 1-Month LIBOR + 1.40%, 1.95% (B), 07/15/2035 (A)	2,015,000	1,959,493
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.73% (B), 10/15/2037 (A)	1,375,000	1,342,211
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 2.20% (B), 10/15/2037 (A)	5,710,000	5,560,113
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	392,016	383,141
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,472,200	1,455,843
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	6,698,279	6,585,105
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	648,678	640,531

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	$ 421,646	$ 420,314
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,467,828	2,457,386
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,683,706	1,671,892
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,429,836	4,326,645
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,731,427	4,654,242
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	4,448,508	4,331,383
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,946,151	2,913,562
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 1.21% (B), 02/25/2046	2,674,127	1,465,536
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.42%, 1.09% (B), 06/25/2037	127,157	120,954
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,537,564	1,517,677
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.65%, 2.10% (B), 11/11/2034 (A)	1,405,489	1,376,121
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	3,372,795	3,298,182
VNDO Mortgage Trust Series 2012-6AVE, Class E, 3.45% (B), 11/15/2030 (A)	4,000,000	4,012,206

Total Mortgage-Backed Securities (Cost $227,802,181)		219,633,270

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	446,862	78,489
Uniform Mortgage-Backed Security
2.00%, TBA (H)	15,483,000	13,673,424
2.50%, TBA (H)	12,377,000	11,303,682
3.00%, TBA (H)	6,414,000	6,054,465
3.50%, TBA (H)	3,708,000	3,600,236
4.00%, TBA (H)	7,692,000	7,656,395

Total U.S. Government Agency Obligations (Cost $43,777,566)		42,366,691

U.S. GOVERNMENT OBLIGATIONS - 13.5%
U.S. Treasury - 12.3%
U.S. Treasury Bond
1.25%, 05/15/2050	16,304,000	10,923,680
1.88%, 02/15/2051	4,857,000	3,824,888
2.00%, 02/15/2050	6,987,000	5,664,110
2.25%, 05/15/2041 - 08/15/2049	31,913,900	27,328,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.38%, 02/15/2042 (C)	$ 10,704,000	$ 9,483,075
2.38%, 05/15/2051	2,664,000	2,355,975
2.50%, 05/15/2046	9,450,000	8,409,023
2.75%, 08/15/2042 - 11/15/2047	48,742,000	45,661,494
2.88%, 11/15/2046 - 05/15/2049	12,716,200	12,289,952
3.00%, 08/15/2048 - 02/15/2049	9,386,000	9,284,751
3.13%, 05/15/2048	1,568,000	1,587,723
3.50%, 02/15/2039	13,095,000	13,961,009
U.S. Treasury Note
0.88%, 06/30/2026	1,625,300	1,494,578
1.25%, 08/15/2031	1,499,000	1,299,914
1.38%, 11/15/2031	2,489,000	2,176,708
1.50%, 01/31/2027	2,330,000	2,183,101
1.63%, 05/15/2031	8,269,000	7,441,777
1.88%, 02/15/2032	17,788,000	16,264,903

		181,635,235

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bond 0.25%, 02/15/2050	13,487,845	12,830,664
U.S. Treasury Inflation-Protected Indexed Note 0.13%, 07/15/2030	4,807,719	4,910,947

		17,741,611

Total U.S. Government Obligations (Cost $223,376,372)		199,376,846

COMMERCIAL PAPER - 2.8%
Banks - 1.4%
Australia & New Zealand Banking Group Ltd. 0.98% (I), 06/10/2022	2,000,000	1,998,078
Macquarie Bank Ltd. 0.68% (I), 06/06/2022	4,050,000	4,047,589
Standard Chartered Bank 1.10% (I), 06/14/2022	15,000,000	14,983,248

		21,028,915

Capital Markets - 0.0% (F)
Cedar Springs Capital Co. LLC 0.39% (I), 05/02/2022	500,000	499,985

Consumer Finance - 0.2%
Toyota Motor Credit Corp. 1.02% (I), 07/14/2022	2,637,000	2,630,882

Diversified Financial Services - 0.9%
Atlantic Asset Securitization LLC 1.43% (I), 08/17/2022	500,000	497,918

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Chariot Funding LLC 1.30% (I), 07/28/2022	$ 500,000	$ 498,450
Fairway Finance Co. LLC 0.30% (I), 05/03/2022	700,000	699,972
Lexington Parker Capital Co. LLC 0.53% (I), 05/16/2022	1,400,000	1,399,588
Sheffield Receivables Co. LLC 1.02% (I), 06/08/2022	11,000,000	10,989,696

		14,085,624

Food Products - 0.3%
Britannia Funding Co. LLC 0.36% (I), 05/13/2022	4,000,000	3,999,085

Total Commercial Paper (Cost $42,239,841)		42,244,491

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill 0.40% (I), 06/09/2022	3,318,000	3,316,490

Total Short-Term U.S. Government Obligation (Cost $3,316,564)		3,316,490

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (I)	30,184,363	30,184,363

Total Other Investment Company (Cost $30,184,363)		30,184,363

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (I), dated 04/29/2022, to be repurchased at $2,519,315 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 09/30/2028, and with a value of $2,569,773.	$2,519,315	2,519,315

Total Repurchase Agreement (Cost $2,519,315)		2,519,315

Total Investments (Cost $1,662,863,912)		1,548,923,673
Net Other Assets (Liabilities) - (4.7)%		(69,034,890)

Net Assets - 100.0%		$1,479,888,783

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	06/21/2022	$183,284	$160,438	$—	$(22,846)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$227,278,515	$—	$227,278,515
Corporate Debt Securities	—	761,653,714	—	761,653,714
Foreign Government Obligations	—	11,927,614	—	11,927,614
Loan Assignment	—	8,422,364	—	8,422,364
Mortgage-Backed Securities	—	219,633,270	—	219,633,270
U.S. Government Agency Obligations	—	42,366,691	—	42,366,691
U.S. Government Obligations	—	199,376,846	—	199,376,846
Commercial Paper	—	42,244,491	—	42,244,491
Short-Term U.S. Government Obligation	—	3,316,490	—	3,316,490
Other Investment Company	30,184,363	—	—	30,184,363
Repurchase Agreement	—	2,519,315	—	2,519,315

Total Investments	$30,184,363	$1,518,739,310	$—	$1,548,923,673

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(22,846)	$—	$—	$(22,846)

Total Other Financial Instruments	$(22,846)	$—	$—	$(22,846)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $788,398,358, representing 53.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,775,099, collateralized by cash collateral of $30,184,363 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,228,895. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $9,276,606, representing 0.6% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at April 30, 2022.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Automobiles - 0.4%
Rivian Automotive, Inc., Class A (A) (B)	274,830	$8,310,859

Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (A)	59,185	7,897,055
Ginkgo Bioworks Holdings, Inc. (A) (B)	1,868,677	5,419,163
Moderna, Inc. (A)	63,251	8,501,567

		21,817,785

Capital Markets - 1.2%
Coinbase Global, Inc., Class A (A) (B)	243,138	27,404,084

Commercial Services & Supplies - 0.3%
Aurora Innovation, Inc. (A) (B)	1,695,105	7,221,147

Consumer Finance - 0.4%
Upstart Holdings, Inc. (A) (B)	122,871	9,217,782

Entertainment - 4.6%
ROBLOX Corp., Class A (A)	2,370,792	72,664,775
Sea Ltd., ADR (A)	382,335	31,642,044

		104,306,819

Health Care Equipment & Supplies - 0.6%
DexCom, Inc. (A)	31,465	12,855,970

Health Care Providers & Services - 2.5%
agilon health, Inc. (A) (B)	1,989,831	35,359,297
Guardant Health, Inc. (A) (B)	369,540	22,800,618

		58,159,915

Health Care Technology - 5.0%
Doximity, Inc., Class A (A) (B)	584,464	23,302,580
GoodRx Holdings, Inc., Class A (A) (B)	875,338	11,860,830
Veeva Systems, Inc., Class A (A)	428,702	78,002,329

		113,165,739

Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc., Class A (A)	386,459	59,209,383

Interactive Media & Services - 4.8%
Snap, Inc., Class A (A)	2,128,840	60,586,787
Twitter, Inc. (A)	238,201	11,676,613
ZoomInfo Technologies, Inc. (A)	792,236	37,551,986

		109,815,386

Internet & Direct Marketing Retail - 12.7%
Chewy, Inc., Class A (A) (B)	1,125,094	32,695,232
Coupang, Inc. (A)	2,545,153	32,756,119
DoorDash, Inc., Class A (A)	1,376,080	112,054,194
Grab Holdings Ltd., Class A (A) (B)	8,244,868	24,322,361
MercadoLibre, Inc. (A)	53,761	52,343,322
Wayfair, Inc., Class A (A) (B)	462,872	35,613,372

		289,784,600

IT Services - 26.5%
Adyen NV (A) (C)	28,625	48,012,523
Block, Inc. (A)	881,519	87,746,401
Cloudflare, Inc., Class A (A)	2,032,482	175,078,000
MongoDB, Inc. (A)	129,736	46,047,198
Shopify, Inc., Class A (A)	208,370	88,936,483
Snowflake, Inc., Class A (A)	913,562	156,621,069

		602,441,674

Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (A)	599,058	10,519,459

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc., Class A (A) (B)	597,196	$ 28,522,081
Illumina, Inc. (A)	49,577	14,707,017

		43,229,098

Pharmaceuticals - 5.5%
Royalty Pharma PLC, Class A	2,957,223	125,918,555

Road & Rail - 3.5%
Uber Technologies, Inc. (A)	2,567,849	80,835,887

Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	101,827	57,407,008

Software - 20.7%
Bill.com Holdings, Inc. (A)	499,942	85,345,099
Datadog, Inc., Class A (A)	972,665	117,478,479
Trade Desk, Inc., Class A (A)	2,166,673	127,660,373
Unity Software, Inc. (A) (B)	1,162,820	77,222,876
Zoom Video Communications, Inc., Class A (A)	631,041	62,832,752

		470,539,579

Specialty Retail - 1.2%
Carvana Co. (A) (B)	490,343	28,420,280

Total Common Stocks (Cost $2,780,266,444)		2,240,581,009

OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	112,866,836	112,866,836

Total Other Investment Company (Cost $112,866,836)		112,866,836

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (D), dated 04/29/2022, to be repurchased at $34,486,190 on 05/02/2022. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2028, and with a value of $35,176,002.	$34,486,190	34,486,190

Total Repurchase Agreement (Cost $34,486,190)		34,486,190

Total Investments Excluding Options Purchased (Cost $2,927,619,470)		2,387,934,035
Total Options Purchased - 0.3% (Cost $18,185,419)		5,880,612

Total Investments (Cost $2,945,804,889)		2,393,814,647
Net Other Assets (Liabilities) - (5.2)%		(117,355,486)

Net Assets - 100.0%		$2,276,459,161

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	1,297,619,540	$6,229,372	$4,052,466
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	1,275,536,690	5,942,521	1,014,052
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	371,973,815	1,973,321	228,764
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	594,847,613	4,040,205	585,330

Total							$18,185,419	$5,880,612

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,192,568,486	$48,012,523	$—	$2,240,581,009
Other Investment Company	112,866,836	—	—	112,866,836
Repurchase Agreement	—	34,486,190	—	34,486,190
Over-the-Counter Foreign Exchange Options Purchased	—	5,880,612	—	5,880,612

Total Investments	$2,305,435,322	$88,379,325	$—	$2,393,814,647

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $218,449,304, collateralized by cash collateral of $112,866,836 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $111,932,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of the 144A security is $48,012,523, representing 2.1% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 41.6%
Argentina - 0.9%
Pampa Energia SA 7.50%, 01/24/2027 (A)	$315,000	$292,560
7.50%, 01/24/2027 (B)	1,500,000	1,393,140
YPF SA 2.50% (C), 06/30/2029 (A)	1,670,000	1,217,029

		2,902,729

Bermuda - 1.2%
Digicel Group Holdings Ltd. PIK Rate 2.00%, Cash Rate 8.00%, 04/01/2024 (D)	1,812,091	1,809,590
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.85%, 10/14/2038 (B)	800,000	764,400
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026 (B)	1,160,000	1,050,227

		3,624,217

Brazil - 0.7%
Banco do Brasil SA Fixed until 06/18/2024 (E), 9.00% (A) (F) (G)	950,000	969,000
Oi SA PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (D)	1,700,000	1,361,292

		2,330,292

Canada - 0.2%
First Quantum Minerals Ltd. 6.88%, 10/15/2027 (B)	500,000	502,500

Cayman Islands - 3.4%
Alibaba Group Holding Ltd. 2.13%, 02/09/2031	610,000	506,336
2.70%, 02/09/2041	1,230,000	872,776
CIFI Holdings Group Co. Ltd. 4.45%, 08/17/2026 (A)	900,000	684,000
Country Garden Holdings Co. Ltd. 5.40%, 05/27/2025 (A)	645,000	469,238
7.25%, 04/08/2026 (A)	715,000	525,525
IHS Holding Ltd. 6.25%, 11/29/2028 (B)	975,000	918,352
Kaisa Group Holdings Ltd. 9.38%, 06/30/2024 (A) (H) (I)	2,120,000	429,830
11.25%, 04/16/2025 (A)	350,000	70,438
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036 (B)	1,712,885	1,604,117
Longfor Group Holdings Ltd. 3.85%, 01/13/2032 (A)	885,000	745,294
Melco Resorts Finance Ltd. 5.38%, 12/04/2029 (A)	490,000	392,103
5.75%, 07/21/2028 (A)	210,000	174,405
SA Global Sukuk Ltd. 2.69%, 06/17/2031 (B)	1,750,000	1,573,617
Vale Overseas Ltd. 3.75%, 07/08/2030	1,900,000	1,717,125

		10,683,156

Chile - 1.6%
Agrosuper SA 4.60%, 01/20/2032 (B)	1,155,000	1,042,388

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Alfa Desarrollo SpA 4.55%, 09/27/2051 (B)	$ 1,495,956	$ 1,172,904
Cia Cervecerias Unidas SA 3.35%, 01/19/2032 (B)	1,100,000	976,250
Enel Chile SA 4.88%, 06/12/2028	860,000	846,670
Sociedad de Transmision Austral SA 4.00%, 01/27/2032 (B)	1,200,000	1,118,748

		5,156,960

Colombia - 0.8%
Ecopetrol SA 5.88%, 11/02/2051	910,000	692,737
Empresas Publicas de Medellin ESP 4.38%, 02/15/2031 (B)	980,000	805,080
Interconexion Electrica SA ESP 3.83%, 11/26/2033 (B)	1,235,000	1,105,325

		2,603,142

Guatemala - 0.3%
CT Trust 5.13%, 02/03/2032 (B)	870,000	810,492

India - 0.5%
Muthoot Finance Ltd. 4.40%, 09/02/2023 (B) (G)	500,000	494,750
6.13%, 10/31/2022 (B)	1,050,000	1,052,625

		1,547,375

Indonesia - 1.7%
Freeport Indonesia PT 5.32%, 04/14/2032 (B)	1,855,000	1,794,712
6.20%, 04/14/2052 (B) (G)	1,575,000	1,505,165
Indofood CBP Sukses Makmur Tbk PT 4.75%, 06/09/2051 (A)	2,400,000	1,925,707

		5,225,584

Ireland - 0.0% (J)
Lukoil Capital DAC 3.60%, 10/26/2031 (B)	400,000	140,000
Sovcombank Via SovCom Capital DAC Fixed until 02/17/2027 (E), 7.60% (B) (F)	640,000	12,800

		152,800

Israel - 0.9%
Energean Israel Finance Ltd. 4.88%, 03/30/2026 (A)	700,000	648,900
5.88%, 03/30/2031 (A)	850,000	762,875
Leviathan Bond Ltd. 6.75%, 06/30/2030 (A)	1,400,000	1,373,954

		2,785,729

Jersey, Channel Islands - 0.8%
Galaxy Pipeline Assets Bidco Ltd. 1.75%, 09/30/2027 (B)	892,020	838,382
2.16%, 03/31/2034 (A)	1,671,896	1,470,010
2.16%, 03/31/2034 (B)	321,888	283,019

		2,591,411

Kazakhstan - 0.8%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026 (B)	660,000	577,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Kazakhstan (continued)
KazMunayGas National Co. JSC 6.38%, 10/24/2048 (A)	$ 2,060,000	$ 1,966,293

		2,543,397

Luxembourg - 3.1%
CSN Resources SA 5.88%, 04/08/2032 (B)	1,620,000	1,441,800
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	1,130,000	1,000,884
4.39%, 11/30/2046 (B)	1,340,000	1,132,889
Guara Norte SARL 5.20%, 06/15/2034 (B)	988,326	874,827
JBS Finance Luxembourg SARL 3.63%, 01/15/2032 (B)	1,160,000	984,852
Kenbourne Invest SA 6.88%, 11/26/2024 (B)	1,100,000	1,049,125
MC Brazil Downstream Trading SARL 7.25%, 06/30/2031 (B)	1,200,000	1,044,000
Movida Europe SA 5.25%, 02/08/2031 (B)	1,500,000	1,230,015
Rumo Luxembourg SARL 4.20%, 01/18/2032 (B) (G)	1,150,000	959,675

		9,718,067

Mauritius - 0.1%
Axian Telecom 7.38%, 02/16/2027 (B)	400,000	388,179

Mexico - 7.8%
America Movil SAB de CV 5.38%, 04/04/2032 (B)	2,845,000	2,588,410
Banco Mercantil del Norte SA Fixed until 01/24/2032 (E), 6.63% (B) (F)	1,520,000	1,360,400
Braskem Idesa SAPI 6.99%, 02/20/2032 (B)	920,000	825,580
CIBANCO SA Institucion de Banca Multiple Trust 4.38%, 07/22/2031 (B)	1,400,000	1,126,314
Comision Federal de Electricidad
4.69%, 05/15/2029 (B)	1,350,000	1,252,125
6.26%, 02/15/2052 (B)	1,900,000	1,664,344
Grupo Bimbo SAB de CV Fixed until 04/17/2023 (E), 5.95% (B) (F)	1,200,000	1,206,000
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/2051 (B)	1,980,000	1,627,580
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	2,840,000	2,268,478
Petroleos Mexicanos
6.50%, 03/13/2027	1,150,000	1,098,584
6.63%, 06/15/2035	3,630,000	2,943,930
6.70%, 02/16/2032	4,275,000	3,683,682
7.19%, 09/12/2024 (A)	MXN 39,590,000	1,802,323
Total Play Telecomunicaciones SA de CV 6.38%, 09/20/2028 (B) (G)	$1,320,000	1,096,933

		24,544,683

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Morocco - 0.5%
OCP SA
3.75%, 06/23/2031 (B)	$ 890,000	$ 752,543
5.13%, 06/23/2051 (B)	1,245,000	962,086

		1,714,629

Multi-National - 0.7%
Digicel International Finance Ltd. / Digicel International Holdings Ltd. 8.75%, 05/25/2024 (B)	1,040,000	1,026,501
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 5.50%, 01/15/2030 (B)	1,060,000	1,046,750

		2,073,251

Netherlands - 2.6%
Braskem Netherlands Finance BV 5.88%, 01/31/2050 (B) (G)	1,850,000	1,653,900
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (B)	1,375,000	1,380,363
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (B)	1,745,000	1,561,775
MV24 Capital BV 6.75%, 06/01/2034 (B)	541,842	513,802
Prosus NV
3.83%, 02/08/2051 (B) (G)	1,845,000	1,224,221
4.99%, 01/19/2052 (B)	900,000	707,358
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	1,325,000	1,136,214

		8,177,633

Nigeria - 0.5%
SEPLAT Energy PLC 7.75%, 04/01/2026 (B)	1,500,000	1,421,250

Northern Mariana Islands - 0.9%
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024 (B)	1,100,000	1,100,286
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025 (B) (G)	1,850,000	1,804,675

		2,904,961

Oman - 0.4%
OQ SAOC 5.13%, 05/06/2028 (B)	1,300,000	1,262,625

Peru - 0.4%
Consorcio Transmantaro SA 5.20%, 04/11/2038 (B) (G)	1,240,000	1,155,060

Qatar - 1.2%
Qatar Energy
1.38%, 09/12/2026 (B)	1,310,000	1,186,205
2.25%, 07/12/2031 (B)	3,085,000	2,691,663

		3,877,868

Republic of South Africa - 0.5%
Eskom Holdings SOC Ltd. 7.50%, 09/15/2033	ZAR 34,000,000	1,581,503

Saudi Arabia - 1.2%
Saudi Arabian Oil Co.
2.88%, 04/16/2024 (B)	$2,100,000	2,074,069
4.25%, 04/16/2039 (A)	1,850,000	1,767,139

		3,841,208

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore - 0.9%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (B)	$ 1,220,380	$ 1,186,197
6.88%, 02/04/2039 (A)	26,151	25,419
Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028 (B)	1,795,000	1,678,925

		2,890,541

Thailand - 0.4%
GC Treasury Center Co. Ltd. 5.20%, 03/30/2052 (B)	1,275,000	1,198,718

Turkey - 0.5%
QNB Finansbank AS 6.88%, 09/07/2024 (B)	1,400,000	1,439,396

United Arab Emirates - 1.2%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047 (A)	900,000	890,172
Acwa Power Management & Investments One Ltd. 5.95%, 12/15/2039 (B)	1,547,055	1,603,832
Sweihan PV Power Co. PJSC 3.63%, 01/31/2049 (B)	1,400,000	1,219,266

		3,713,270

United Kingdom - 1.6%
Energean PLC 6.50%, 04/30/2027 (B)	1,130,000	1,061,635
Liquid Telecommunications Financing PLC 5.50%, 09/04/2026 (B)	750,000	716,250
Tullow Oil PLC 10.25%, 05/15/2026 (B)	1,875,000	1,861,687
Vedanta Resources Finance II PLC
8.95%, 03/11/2025 (B)	1,070,000	1,017,035
13.88%, 01/21/2024 (B)	500,000	519,000

		5,175,607

United States - 2.7%
Kosmos Energy Ltd. 7.75%, 05/01/2027 (B)	1,030,000	1,019,700
New Fortress Energy, Inc. 6.50%, 09/30/2026 (B)	1,120,000	1,083,958
Sasol Financing USA LLC 5.50%, 03/18/2031	1,700,000	1,530,000
TSMC Arizona Corp.
2.50%, 10/25/2031	1,065,000	926,359
4.13%, 04/22/2029	1,250,000	1,245,525
4.25%, 04/22/2032	2,545,000	2,534,878

		8,340,420

Venezuela - 0.1%
Petroleos de Venezuela SA 8.50%, 10/27/2020 (A) (H) (I)	1,945,000	311,200

Virgin Islands, British - 0.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029 (B)	1,010,000	962,025
Studio City Finance Ltd. 6.50%, 01/15/2028 (A)	940,000	737,900

		1,699,925

Total Corporate Debt Securities (Cost $146,059,894)		130,889,778

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 52.1%
Angola - 1.9%
Angolan Government International Bond
8.75%, 04/14/2032 (B)	$ 1,670,000	$ 1,579,402
9.50%, 11/12/2025 (A)	4,000,000	4,249,120

		5,828,522

Argentina - 2.5%
Argentina Government International Bond
0.50% (C), 07/09/2030	5,540,000	1,747,039
1.13% (C), 07/09/2035 - 07/09/2046	20,875,000	6,032,512
2.00% (C), 01/09/2038	302,183	108,514

		7,888,065

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023 - 01/01/2033	BRL 66,859,000	12,901,728

Chile - 1.3%
Bonos de la Tesoreria de la Republica EN pesos
4.70%, 09/01/2030 (A)	CLP 2,030,000,000	2,106,653
5.00%, 10/01/2028 (A)	825,000,000	885,998
Chile Government International Bond 2.55%, 07/27/2033	$1,250,000	1,043,675

		4,036,326

China - 0.8%
China Government Bond 3.27%, 11/19/2030	CNY 15,000,000	2,348,887

Colombia - 1.8%
Colombia Government International Bond
4.50%, 03/15/2029	$1,500,000	1,359,510
5.00%, 06/15/2045	2,015,000	1,500,386
5.63%, 02/26/2044	1,500,000	1,210,456
Colombia TES Series B, 6.00%, 04/28/2028	COP 7,164,500,000	1,484,272

		5,554,624

Cote d’Ivoire - 0.9%
Ivory Coast Government International Bond
6.13%, 06/15/2033 (B)	$1,205,000	1,105,949
6.88%, 10/17/2040 (B)	EUR 1,815,000	1,612,023

		2,717,972

Dominican Republic - 0.8%
Dominican Republic International Bond
5.50%, 02/22/2029 (B)	$900,000	841,050
6.00%, 02/22/2033 (B)	1,930,000	1,752,440

		2,593,490

Ecuador - 0.6%
Ecuador Government International Bond 5.00% (C), 07/31/2030 (A)	2,390,000	1,936,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 0.8%
Egypt Government International Bond 8.88%, 05/29/2050 (B)	$ 3,515,000	$ 2,583,525

El Salvador - 0.3%
El Salvador Government International Bond 5.88%, 01/30/2025 (B)	1,775,000	842,844

Gabon - 0.4%
Gabon Government International Bond 6.95%, 06/16/2025 (B)	1,375,000	1,365,100

Ghana - 0.9%
Ghana Government International Bond 7.63%, 05/16/2029 (B)	4,690,000	2,949,494

Hungary - 0.9%
Hungary Government Bond 1.50%, 08/26/2026	HUF 920,430,000	2,037,861
Hungary Government International Bond 3.13%, 09/21/2051 (B)	$1,345,000	926,969

		2,964,830

Indonesia - 5.3%
Indonesia Government International Bond
4.35%, 01/08/2027 (B)	6,000,000	6,141,850
4.63%, 04/15/2043 (B)	2,395,000	2,270,340
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 35,691,000,000	2,639,048
8.38%, 03/15/2034	51,892,000,000	3,886,889
Series FR73,
8.75%, 05/15/2031	23,819,000,000	1,816,932

		16,755,059

Kenya - 0.3%
Republic of Kenya Government International Bond 6.88%, 06/24/2024 (B)	$900,000	867,852

Lebanon - 0.1%
Lebanon Government International Bond 6.85%, 03/23/2027 (A) (H) (I)	1,630,000	186,635

Malaysia - 2.7%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 15,116,000	2,971,323
4.89%, 06/08/2038	10,801,000	2,458,143
Malaysia Sovereign Sukuk Bhd. 3.04%, 04/22/2025 (B)	$3,000,000	2,976,668

		8,406,134

Mexico - 5.8%
Mexico Bonos
7.50%, 06/03/2027	MXN 94,777,100	4,353,063
Series M,
7.75%, 05/29/2031	56,450,000	2,536,287
8.50%, 05/31/2029	84,940,000	4,036,820
10.00%, 11/20/2036	18,750,000	980,175

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond
3.75%, 01/11/2028	$2,575,000	$ 2,480,858
4.28%, 08/14/2041	1,360,000	1,131,574
4.40%, 02/12/2052	3,365,000	2,690,082

		18,208,859

Nigeria - 0.8%
Nigeria Government International Bond 8.38%, 03/24/2029 (B)	2,625,000	2,445,607

Oman - 0.8%
Oman Government International Bond
6.25%, 01/25/2031 (B)	1,250,000	1,271,975
7.00%, 01/25/2051 (B)	1,370,000	1,315,885

		2,587,860

Panama - 1.5%
Panama Government International Bond
3.75%, 03/16/2025	500,000	497,875
4.50%, 04/16/2050 - 01/19/2063	5,215,000	4,361,151

		4,859,026

Peru - 2.1%
Peru Government International Bond
2.39%, 01/23/2026	2,680,000	2,515,689
2.78%, 01/23/2031	1,550,000	1,344,361
3.00%, 01/15/2034	1,245,000	1,038,666
6.90%, 08/12/2037 (B)	PEN 7,908,000	1,822,863

		6,721,579

Poland - 1.3%
Republic of Poland Government Bond Series 0432, 1.75%, 04/25/2032	PLN 26,996,000	4,094,231

Qatar - 0.9%
Qatar Government International Bond 3.40%, 04/16/2025 (B) (G)	$2,750,000	2,754,840

Republic of Korea - 0.8%
Export-Import Bank of Korea 8.00%, 05/15/2024 (B)	IDR 35,800,000,000	2,542,326

Republic of South Africa - 4.3%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 50,271,700	2,594,997
7.30%, 04/20/2052 (G)	$3,340,000	3,123,568
8.00%, 01/31/2030	22,357,100	1,267,032
8.25%, 03/31/2032	41,976,000	2,313,763
8.88%, 02/28/2035	75,723,000	4,176,333

		13,475,693

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 1.3%
Romania Government Bond 5.00%, 02/12/2029	RON 10,560,000	$ 2,003,440
Romania Government International Bond
2.88%, 04/13/2042 (B)	EUR 600,000	422,975
3.00%, 02/27/2027 (B)	$1,000,000	928,770
5.13%, 06/15/2048 (B)	900,000	815,760

		4,170,945

Russian Federation - 0.1%
Russian Federation Federal Bond - OFZ 7.70%, 03/23/2033	RUB 180,458,000	154,913

Saudi Arabia - 1.3%
Saudi Arabia Government International Bond
3.25%, 10/26/2026 (B)	$2,277,000	2,263,475
4.63%, 10/04/2047 (B)	1,913,000	1,867,176

		4,130,651

Supranational - 0.3%
Banque Ouest Africaine de Developpement 4.70%, 10/22/2031 (B)	1,050,000	1,038,723

Thailand - 1.1%
Thailand Government Bond
1.59%, 12/17/2035	THB 87,162,000	2,070,322
3.78%, 06/25/2032	42,413,000	1,333,575

		3,403,897

Tunisia - 0.2%
Tunisian Republic 5.75%, 01/30/2025 (A)	$920,000	625,572

Turkey - 0.7%
Turkey Government International Bond
6.38%, 10/14/2025 (G)	1,330,000	1,273,475
6.50%, 09/20/2033 (G)	1,110,000	938,505

		2,211,980

Ukraine - 0.8%
Ukraine Government International Bond
Zero Coupon (F), 05/31/2040 (A)	3,360,000	964,925
7.75%, 09/01/2023 - 09/01/2025 (A)	4,730,000	1,607,496

		2,572,421

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.6%
Finance Department Government of Sharjah 3.63%, 03/10/2033 (B) (G)	$ 2,200,000	$ 1,936,009

Venezuela - 0.2%
Venezuela Government International Bond 9.00%, 05/07/2023 (A) (H) (I)	9,260,000	745,430

Virgin Islands, British - 0.4%
1MDB Global Investments Ltd. 4.40%, 03/09/2023 (A)	1,200,000	1,191,068

Zambia - 0.4%
Zambia Government International Bond 5.38%, 09/20/2022 (A)	1,940,000	1,386,945

Total Foreign Government Obligations (Cost $189,689,203)		163,986,294

	Shares	Value
OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (K)	9,425,925	9,425,925

Total Other Investment Company (Cost $9,425,925)		9,425,925

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp., 0.00% (K), dated 04/29/2022, to be repurchased at $15,570,874 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 09/30/2028, and with a value of $15,882,358.	$15,570,874	15,570,874

Total Repurchase Agreement (Cost $15,570,874)		15,570,874

Total Investments (Cost $360,745,896)		319,872,871
Net Other Assets (Liabilities) - (1.7)%		(5,335,898)

Net Assets - 100.0%		$314,536,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/31/2022	USD	1,659,145	PLN	7,445,413	$—	$(13,771)
GSB	05/03/2022	USD	3,064,894	BRL	15,076,522	18,284	—
GSB	05/03/2022	BRL	15,076,522	USD	3,027,414	19,196	—
GSB	06/02/2022	USD	3,150,000	BRL	15,840,405	—	(20,042)
HSBC	05/03/2022	USD	2,562,442	BRL	12,604,908	15,287	—
HSBC	05/03/2022	BRL	12,604,908	USD	2,522,495	24,660	—
HSBC	05/31/2022	USD	1,872,683	RON	8,838,126	—	(3,598)
HSBC	05/31/2022	THB	107,526,592	USD	3,126,546	14,063	—
HSBC	05/31/2022	CZK	98,582,843	USD	4,218,395	—	(7,550)
JPM	05/31/2022	PLN	7,826,610	USD	1,746,173	12,394	—
MSC	05/03/2022	USD	4,142,525	BRL	19,734,269	154,694	—
MSC	05/03/2022	BRL	19,734,269	USD	4,011,764	—	(23,933)
MSC	05/23/2022	CLP	1,595,059,561	USD	1,934,578	—	(73,076)
MSC	05/31/2022	USD	2,175,926	EUR	2,061,362	—	(1,546)
MSC	05/31/2022	USD	925,551	ZAR	14,779,843	—	(6,992)
SCB	05/03/2022	USD	1,756,504	BRL	8,473,375	44,234	—
SCB	05/03/2022	BRL	8,473,375	USD	1,722,546	—	(10,276)

Total						$302,812	$(160,784)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	51.3%	$163,986,294
Oil, Gas & Consumable Fuels	12.8	40,899,790
Electric Utilities	6.0	19,357,505
Metals & Mining	2.6	8,497,337
Chemicals	2.2	6,922,827
Wireless Telecommunication Services	2.0	6,473,626
Food Products	1.9	6,205,697
Energy Equipment & Services	1.7	5,328,152
Semiconductors & Semiconductor Equipment	1.5	4,706,762
Diversified Telecommunication Services	1.4	4,373,146
Real Estate Management & Development	1.3	4,050,639
Banks	1.2	3,781,596
Internet & Direct Marketing Retail	1.0	3,310,691
Transportation Infrastructure	1.0	3,228,153
Construction & Engineering	0.7	2,298,715
Beverages	0.6	1,938,275
Road & Rail	0.5	1,604,117
Professional Services	0.5	1,603,832
Consumer Finance	0.5	1,547,375
Hotels, Restaurants & Leisure	0.4	1,304,408
Specialty Retail	0.4	1,230,015
Pharmaceuticals	0.3	1,136,214
Capital Markets	0.2	577,104
Marine	0.2	513,802

Investments	92.2	294,876,072
Short-Term Investments	7.8	24,996,799

Total Investments	100.0%	$319,872,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$130,889,778	$—	$130,889,778
Foreign Government Obligations	—	163,986,294	—	163,986,294
Other Investment Company	9,425,925	—	—	9,425,925
Repurchase Agreement	—	15,570,874	—	15,570,874

Total Investments	$9,425,925	$310,446,946	$—	$319,872,871

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$302,812	$—	$302,812

Total Other Financial Instruments	$—	$302,812	$—	$302,812

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(160,784)	$—	$(160,784)

Total Other Financial Instruments	$—	$(160,784)	$—	$(160,784)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $35,537,788, representing 11.3% of the Fund’s net assets.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $135,993,153, representing 43.2% of the Fund’s net assets.
(C)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,991,478, collateralized by cash collateral of $9,425,925 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,844,690. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Non-income producing securities.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2022, the total value of such securities is $1,673,095, representing 0.5% of the Fund’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at April 30, 2022.
(L)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Brazil - 5.7%
Banco do Brasil SA	924,400	$6,211,343
Energisa SA	608,136	5,860,011
Hapvida Participacoes e Investimentos SA (A)	1,567,848	2,781,182
Magazine Luiza SA	2,568,676	2,535,450
Petroleo Brasileiro SA	2,452,451	16,587,943
Raia Drogasil SA	589,329	2,494,899
Telefonica Brasil SA	652,500	7,019,989
Vale SA, ADR	990,141	16,723,482

		60,214,299

Cayman Islands - 0.0% (B)
New Oriental Education & Technology Group, Inc., ADR (C)	38,349	481,280

China - 35.5%
Airtac International Group	137,635	3,735,161
Alibaba Group Holding Ltd. (C)	1,365,469	16,655,551
Amoy Diagnostics Co. Ltd., A Shares	205,551	1,418,132
Angang Steel Co. Ltd., A Shares	2,993,400	1,564,332
Angang Steel Co. Ltd., H Shares	904,000	395,438
Anhui Conch Cement Co. Ltd., H Shares	803,000	4,363,527
ANTA Sports Products Ltd.	288,198	3,312,112
Asymchem Laboratories Tianjin Co. Ltd., H Shares (A) (C)	64,000	1,378,608
Baidu, Inc., Class A (C)	360,500	5,747,705
Baoshan Iron & Steel Co. Ltd., A Shares	3,731,000	3,630,959
China Construction Bank Corp., H Shares	19,511,922	13,900,274
China Longyuan Power Group Corp. Ltd., H Shares	5,296,175	10,215,329
China Merchants Bank Co. Ltd., H Shares (D)	1,310,068	7,896,100
China National Building Material Co. Ltd., H Shares	3,968,000	5,280,661
China Pacific Insurance Group Co. Ltd., H Shares	1,656,888	3,673,276
China Railway Group Ltd., A Shares	2,592,800	2,779,728
China Tourism Group Duty Free Corp. Ltd., A Shares	347,806	9,465,763
China Vanke Co. Ltd., H Shares	1,048,400	2,472,126
China Yangtze Power Co. Ltd., A Shares	1,119,260	3,847,292
CIFI Holdings Group Co. Ltd. (D)	8,634,272	4,153,237
CITIC Ltd.	1,488,000	1,539,350
Contemporary Amperex Technology Co. Ltd., A Shares (C)	271,200	16,579,550
Country Garden Services Holdings Co. Ltd.	553,079	2,331,106
CSC Financial Co. Ltd., H Shares (A)	5,422,033	4,991,918
CSPC Pharmaceutical Group Ltd.	2,241,981	2,292,079
ENN Energy Holdings Ltd.	561,236	7,517,798
Ganfeng Lithium Co. Ltd., H Shares (A)	442,292	5,293,887
GDS Holdings Ltd., ADR (C)	26,634	836,840
Glodon Co. Ltd., A Shares	219,800	1,528,524
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	352,200	3,950,941
Haidilao International Holding Ltd. (A) (C) (D)	1,948,000	3,781,064
Hangzhou Tigermed Consulting Co. Ltd., A Shares	25,900	348,076
Hangzhou Tigermed Consulting Co. Ltd., H Shares (A)	171,100	1,658,214

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China Ltd., H Shares	18,001,503	$ 10,851,419
JD.com, Inc., ADR (C)	80,291	4,950,743
JD.com, Inc., Class A (C)	116,788	3,641,279
KE Holdings, Inc., ADR (C)	613,566	8,700,366
Kingdee International Software Group Co. Ltd. (C)	2,555,000	5,213,714
LI Ning Co. Ltd.	1,154,552	8,998,771
Longfor Group Holdings Ltd. (A)	664,396	3,290,476
Meituan, Class B (A) (C)	660,812	14,158,819
Metallurgical Corp. of China Ltd., A Shares	3,595,100	1,898,248
Microport Scientific Corp. (C) (D)	342,800	673,794
NetEase, Inc.	423,900	8,119,918
Ping An Insurance Group Co. of China Ltd., H Shares	1,536,158	9,709,614
Proya Cosmetics Co. Ltd., A Shares	246,951	7,537,650
Qinghai Salt Lake Industry Co. Ltd., A Shares (C)	454,300	1,974,142
Remegen Co. Ltd., H Shares (A) (C) (D)	78,000	325,874
Sany Heavy Industry Co. Ltd., A Shares	987,100	2,456,145
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,929,078	3,120,487
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	209,000	3,708,164
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	87,200	4,122,987
Sinoma Science & Technology Co. Ltd., A Shares	1,284,100	3,912,423
TAL Education Group, ADR (C)	95,398	323,399
Tencent Holdings Ltd.	1,174,802	55,362,409
Trip.com Group Ltd., ADR (C)	116,147	2,746,877
Trip.com Group Ltd. (C)	41,100	970,520
WuXi AppTec Co. Ltd., H Shares (A)	191,148	2,599,955
Wuxi Biologics Cayman, Inc. (A) (C)	150,825	1,113,211
Wuxi Lead Intelligent Equipment Co. Ltd., A Shares	242,900	1,604,634
XPeng, Inc., ADR (C)	290,433	7,147,556
XPeng, Inc., A Shares (C) (D)	165,100	2,051,498
Yatsen Holding Ltd., ADR (C) (D)	1,524,725	937,248
Yifeng Pharmacy Chain Co. Ltd., A Shares	459,688	2,554,027
Yihai International Holding Ltd. (D)	1,895,241	5,335,250
Yum China Holdings, Inc.	41,757	1,745,443
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	132,200	3,935,414
Yunnan Energy New Material Co. Ltd., A Shares	223,601	6,810,329
Zhejiang HangKe Technology, Inc. Co., A Shares	182,620	1,199,419
Zhongsheng Group Holdings Ltd.	497,500	3,287,388
Zijin Mining Group Co. Ltd., H Shares	2,706,000	3,940,228
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	3,131,078	2,736,984

		372,301,480

Czech Republic - 0.9%
Komercni Banka AS	292,631	9,609,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Greece - 0.3%
Hellenic Telecommunications Organization SA	161,333	$ 3,103,733

Hong Kong - 2.3%
AIA Group Ltd.	1,483,741	14,575,912
China Gas Holdings Ltd.	2,887,006	3,519,165
China Overseas Land & Investment Ltd.	286,000	883,533
ESR Cayman Ltd. (A) (C)	700,383	2,126,087
Melco Resorts & Entertainment Ltd., ADR (C)	616,011	3,523,583

		24,628,280

India - 11.7%
Apollo Hospitals Enterprise Ltd.	30,898	1,783,437
Axis Bank Ltd., GDR (C)	201,558	9,574,005
Axis Bank Ltd. (C)	642,897	6,071,939
Bharat Electronics Ltd.	887,828	2,738,059
Bharti Airtel Ltd. (C)	2,102,847	19,625,825
Housing Development Finance Corp. Ltd.	160,657	4,629,653
Infosys Ltd., ADR	607,864	12,078,258
Kotak Mahindra Bank Ltd.	627,105	14,534,528
Mahindra & Mahindra Ltd., GDR	453,334	5,394,674
Mahindra & Mahindra Ltd.	113,077	1,357,483
PI Industries Ltd.	35,955	1,326,495
Power Grid Corp. of India Ltd.	1,465,132	4,378,881
Reliance Industries Ltd., GDR (A)	128,230	9,309,498
Reliance Industries Ltd.	551,042	20,033,206
SBI Life Insurance Co. Ltd. (A)	190,894	2,739,392
Tata Consultancy Services Ltd.	44,367	2,045,550
Tata Steel Ltd.	135,111	2,216,576
UPL Ltd.	255,814	2,748,258

		122,585,717

Indonesia - 3.8%
Aneka Tambang Tbk (C)	6,798,200	1,214,913
Bank Central Asia Tbk PT	15,595,363	8,746,996
Bank Rakyat Indonesia Persero Tbk PT (E)	54,447,832	18,141,310
Telkom Indonesia Persero Tbk PT	35,551,500	11,329,788

		39,433,007

Japan - 0.7%
Tokyo Electron Ltd.	16,833	7,102,624

Jordan - 0.2%
Hikma Pharmaceuticals PLC	70,261	1,650,460

Macau - 0.9%
Sands China Ltd. (C)	4,140,800	9,127,048

Mexico - 0.4%
Grupo Mexico SAB de CV, Series B	844,643	3,956,554

Netherlands - 0.6%
ASML Holding NV	12,027	6,825,785

Peru - 0.7%
Credicorp Ltd.	52,442	7,283,669

Philippines - 1.4%
Ayala Land, Inc.	4,520,754	2,759,327
BDO Unibank, Inc.	4,974,910	12,293,342

		15,052,669

Republic of Korea - 6.1%
E-MART, Inc.	54,666	5,656,747
Kangwon Land, Inc. (C)	221,955	4,664,275

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
POSCO Holdings, Inc.	12,919	$ 2,949,754
Samsung Electronics Co. Ltd.	583,890	31,117,568
Shinhan Financial Group Co. Ltd.	226,432	7,523,113
SK Innovation Co. Ltd. (C) (D)	35,256	5,611,206
SK Telecom Co. Ltd.	150,512	6,789,324

		64,311,987

Republic of South Africa - 3.8%
Discovery Ltd. (C)	39,317	377,507
FirstRand Ltd.	3,268,699	14,077,240
Gold Fields Ltd.	779,012	10,555,274
Impala Platinum Holdings Ltd.	240,867	3,115,715
Old Mutual Ltd.	7,354,140	5,899,852
Rand Merchant Investment Holdings Ltd.	1,706,245	2,918,200
Sibanye Stillwater Ltd.	978,540	3,385,407

		40,329,195

Russian Federation - 0.0%
Gazprom PJSC, ADR (F) (G) (H) (I)	2,525,844	0
Lukoil PJSC, ADR (F) (G) (H) (I)	192,700	0
MMC Norilsk Nickel PJSC (F) (G) (H) (I)	7,371	0
Mobile TeleSystems PJSC, ADR (F) (G) (H) (I)	382,338	0
Novatek PJSC, GDR (F) (G) (H) (I)	2,914	0
Sberbank of Russia PJSC (F) (G) (H) (I)	1,980,987	0
Yandex NV, Class A (C) (F) (G) (H) (I)	137,164	0

		0

Saudi Arabia - 0.3%
SABIC Agri-Nutrients Co.	29,965	1,290,850
Saudi Basic Industries Corp.	65,609	2,272,805

		3,563,655

Singapore - 0.2%
Sea Ltd., ADR (C)	19,294	1,596,771

Taiwan - 12.1%
ASE Technology Holding Co. Ltd.	1,909,295	6,091,342
ASMedia Technology, Inc.	47,115	2,217,463
China Development Financial Holding Corp.	3,942,000	2,377,192
Feng TAY Enterprise Co. Ltd.	199,000	1,281,182
Globalwafers Co. Ltd.	222,504	3,877,707
MediaTek, Inc.	516,400	14,236,104
Nan Ya Printed Circuit Board Corp.	145,000	1,925,954
Realtek Semiconductor Corp.	584,834	7,935,912
Taiwan Semiconductor Manufacturing Co. Ltd.	4,625,678	83,644,496
Yageo Corp.	216,343	2,920,096

		126,507,448

Thailand - 2.6%
Bangkok Dusit Medical Services PCL, Class F	1,861,400	1,388,688
Central Pattana PCL	797,818	1,409,284
CP ALL PCL	2,343,400	4,447,329
Kasikornbank PCL	3,870,835	17,034,212
PTT Exploration & Production PCL	707,200	3,117,875

		27,397,388

United Arab Emirates - 0.1%
Emaar Properties PJSC	474,499	818,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 1.6%
Anglo American PLC	174,869	$ 7,745,118
Standard Chartered PLC	1,267,680	8,666,268

		16,411,386

United States - 0.5%
Parade Technologies Ltd.	101,683	4,835,696

Total Common Stocks (Cost $1,138,759,405)		969,128,550

PREFERRED STOCKS - 3.4%
Brazil - 1.6%
Banco Bradesco SA, 5.08% (J)	3,815,513	13,876,137
Gerdau SA, 11.23% (J)	549,100	3,106,489

		16,982,626

	Shares	Value

PREFERRED STOCKS (continued)
Republic of Korea - 1.8%
Samsung Electronics Co. Ltd., 2.44% (J)	397,515	$ 18,636,949

Total Preferred Stocks (Cost $38,096,057)		35,619,575

OTHER INVESTMENT COMPANY - 0.0% (B)
United States - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (J)	381,995	381,995

Total Other Investment Company (Cost $381,995)		381,995

Total Investments (Cost $1,177,237,457)		1,005,130,120
Net Other Assets (Liabilities) - 4.2%		43,824,727

Net Assets - 100.0%		$1,048,954,847

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	488	06/17/2022	$26,158,014	$25,800,560	$—	$(357,454)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	17.4%	$174,591,827
Semiconductors & Semiconductor Equipment	13.6	136,767,124
Metals & Mining	6.9	69,794,126
Interactive Media & Services	6.1	61,110,114
Oil, Gas & Consumable Fuels	5.4	54,659,731
Technology Hardware, Storage & Peripherals	4.9	49,754,517
Insurance	4.0	39,893,753
Internet & Direct Marketing Retail	3.9	39,406,392
Real Estate Management & Development	2.9	28,943,983
Chemicals	2.8	27,994,407
Hotels, Restaurants & Leisure	2.6	26,558,810
Wireless Telecommunication Services	2.6	26,415,149
Diversified Telecommunication Services	2.1	21,453,510
Electrical Equipment	1.8	17,778,969
Automobiles	1.6	15,951,211
Food & Staples Retailing	1.5	15,153,002
IT Services	1.5	14,960,648
Diversified Financial Services	1.4	14,077,240
Independent Power & Renewable Electricity Producers	1.4	14,062,621
Textiles, Apparel & Luxury Goods	1.3	13,592,065
Specialty Retail	1.3	12,753,151
Personal Products	1.2	12,410,312
Gas Utilities	1.1	11,036,963
Machinery	1.0	10,532,924
Electric Utilities	1.0	10,238,892
Entertainment	1.0	9,716,689
Construction Materials	1.0	9,644,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Equipment & Supplies	0.8%		$7,917,268
Software	0.7		6,742,238
Health Care Providers & Services	0.6		5,953,307
Life Sciences Tools & Services	0.6		5,719,456
Food Products	0.5		5,335,250
Pharmaceuticals	0.5		5,321,147
Capital Markets	0.5		4,991,918
Electronic Equipment, Instruments & Components	0.5		4,846,050
Construction & Engineering	0.5		4,677,976
Thrifts & Mortgage Finance	0.5		4,629,653
Aerospace & Defense	0.3		2,738,059
Multiline Retail	0.2		2,535,450
Biotechnology	0.2		1,744,006
Industrial Conglomerates	0.2		1,539,350
Diversified Consumer Services	0.1		804,679

Investments	100.0		1,004,748,125
Short-Term Investments	0.0	(B)	381,995

Total Investments	100.0%		$1,005,130,120

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Common Stocks	$140,801,063	$828,327,487	$0	$969,128,550
Preferred Stocks	16,982,626	18,636,949	—	35,619,575
Other Investment Company	381,995	—	—	381,995

Total Investments	$158,165,684	$846,964,436	$0	$1,005,130,120

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(357,454)	$—	$—	$(357,454)

Total Other Financial Instruments	$(357,454)	$—	$—	$(357,454)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (H)	$0	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $55,548,185, representing 5.3% of the Fund’s net assets.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing securities.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,734,943, collateralized by cash collateral of $381,995 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $30,403,216. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(H)	For the period ended April 30, 2022, the valuation technique changed for investments in Russian Federation Common Stocks with a total value of $5 from using market comparable and market transactions, to being worthless because of the Russian invasion of Ukraine, liquidity concerns and US sanctions. This was considered to be a more relevant measure of fair value as of April 30, 2022.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at April 30, 2022.
(K)	The Fund recognized transfers in and out of Level 3 as of the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 70.7%
Electric Utilities - 3.9%
Eversource Energy	7,400	$646,760
NextEra Energy, Inc.	51,800	3,678,836
Xcel Energy, Inc.	23,700	1,736,262

		6,061,858

Independent Power & Renewable Electricity Producers - 14.1%
AES Corp.	51,200	1,045,504
Atlantica Sustainable Infrastructure PLC (A)	202,645	6,261,731
Brookfield Renewable Corp., Class A	19,000	682,100
Clearway Energy, Inc., Class C	141,500	4,319,995
Innergex Renewable Energy, Inc. (A)	85,800	1,148,764
Northland Power, Inc. (A)	104,500	3,153,750
Polaris Infrastructure, Inc. (A)	100,000	1,462,655
ReNew Energy Global PLC, A Shares (A) (B)	87,400	697,452
TransAlta Corp. (A)	286,100	3,068,897

		21,840,848

Multi-Utilities - 1.8%
Dominion Energy, Inc.	17,100	1,396,044
Sempra Energy	8,300	1,339,288

		2,735,332

Oil, Gas & Consumable Fuels - 50.9%
Cheniere Energy, Inc.	65,616	8,911,309
DT Midstream, Inc. (B)	35,400	1,902,750
Enbridge, Inc.	130,100	5,677,564
Enviva, Inc.	30,600	2,580,804
Kinder Morgan, Inc.	356,000	6,461,400
ONEOK, Inc.	45,700	2,894,181
Pembina Pipeline Corp.	168,900	6,392,865
Phillips 66	65,900	5,717,484
Plains GP Holdings LP, Class A (A) (B)	489,600	5,468,832
Targa Resources Corp.	185,600	13,624,896
TC Energy Corp.	140,136	7,413,194
Williams Cos., Inc.	344,300	11,806,047

		78,851,326

Total Common Stocks (Cost $76,649,284)		109,489,364

MASTER LIMITED PARTNERSHIPS - 25.5% (C)
Independent Power & Renewable Electricity Producers - 6.9%
Brookfield Renewable Partners LP (B)	158,250	5,570,400
NextEra Energy Partners LP	77,200	5,146,152

		10,716,552

Multi-Utilities - 1.0%
Brookfield Infrastructure Partners LP	25,300	1,579,479

Oil, Gas & Consumable Fuels - 17.6%
Energy Transfer LP	747,900	8,286,732
Enterprise Products Partners LP	305,500	7,915,505
Magellan Midstream Partners LP	45,200	2,189,940
MPLX LP	233,400	7,552,824
Rattler Midstream LP	95,100	1,279,095

		27,224,096

Total Master Limited Partnerships (Cost $33,242,561)		39,520,127

	Principal	Value
CORPORATE DEBT SECURITIES - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer LP 6.00%, 06/15/2048	$460,000	$ 451,454
Enterprise Products Operating LLC 4.20%, 01/31/2050	540,000	475,119
Kinder Morgan, Inc. 5.55%, 06/01/2045	460,000	463,575
Williams Cos., Inc. 5.10%, 09/15/2045	460,000	449,911

Total Corporate Debt Securities (Cost $1,856,290)		1,840,059

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	2,636,555	2,636,555

Total Other Investment Company (Cost $2,636,555)		2,636,555

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (D), dated 04/29/2022, to be repurchased at $2,290,739 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $2,336,626.	$2,290,739	2,290,739

Total Repurchase Agreement (Cost $2,290,739)		2,290,739

Total Investments (Cost $116,675,429)		155,776,844
Net Other Assets (Liabilities) - (0.6)%		(967,293)

Net Assets - 100.0%		$154,809,551

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$109,489,364	$—	$—	$109,489,364
Master Limited Partnerships	39,520,127	—	—	39,520,127
Corporate Debt Securities	—	1,840,059	—	1,840,059
Other Investment Company	2,636,555	—	—	2,636,555
Repurchase Agreement	—	2,290,739	—	2,290,739

Total Investments	$151,646,046	$4,130,798	$—	$155,776,844

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,347,406, collateralized by cash collateral of $2,636,555 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,949,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.6%
Chemicals - 0.3%
Olympus Water US Holding Corp. 4.25%, 10/01/2028 (A)	$1,500,000	$1,325,490

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL 4.63%, 06/01/2028 (A)	2,150,000	1,901,250
Garda World Security Corp. 4.63%, 02/15/2027 (A)	2,750,000	2,495,625
GFL Environmental, Inc.
3.75%, 08/01/2025 (A)	150,000	142,125
4.25%, 06/01/2025 (A)	640,000	620,730

		5,159,730

Communications Equipment - 0.4%
Avaya, Inc. 6.13%, 09/15/2028 (A)	2,100,000	1,948,282
CommScope, Inc. 6.00%, 03/01/2026 (A)	250,000	235,800

		2,184,082

Construction & Engineering - 0.1%
Artera Services LLC 9.03%, 12/04/2025 (A)	417,000	394,065

Containers & Packaging - 0.2%
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A)	1,250,000	1,090,625

Diversified Telecommunication Services - 0.4%
Cablevision Lightpath LLC 3.88%, 09/15/2027 (A)	2,000,000	1,758,760
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (A)	500,000	435,000

		2,193,760

Health Care Providers & Services - 1.0%
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (A)	1,500,000	1,387,500
6.75%, 04/15/2025 (A)	500,000	510,000
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	769,000	694,784
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	485,875
4.88%, 01/01/2026 (A)	2,000,000	1,946,980

		5,025,139

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028 (A)	1,765,000	1,623,800

Household Products - 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5.00%, 12/31/2026 (A)	1,304,000	1,154,040

IT Services - 0.4%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (A)	750,000	690,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
MoneyGram International, Inc. 5.38%, 08/01/2026 (A)	$ 1,000,000	$ 1,015,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (A)	500,000	503,750

		2,208,750

Machinery - 0.5%
Madison IAQ LLC 4.13%, 06/30/2028 (A)	1,273,000	1,121,806
Vertiv Group Corp. 4.13%, 11/15/2028 (A)	1,395,000	1,215,394

		2,337,200

Media - 0.8%
Arches Buyer, Inc. 4.25%, 06/01/2028 (A)	500,000	444,375
CSC Holdings LLC 5.38%, 02/01/2028 (A)	1,500,000	1,377,202
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	227,576
6.75%, 10/15/2027 (A)	1,260,000	1,252,157
Scripps Escrow II, Inc. 3.88%, 01/15/2029 (A)	100,000	88,890
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	250,000	245,625
6.63%, 06/01/2027 (A)	333,000	333,833

		3,969,658

Personal Products - 0.2%
Coty, Inc. 5.00%, 04/15/2026 (A)	1,000,000	944,400

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc. 4.88%, 06/01/2028 (A)	1,000,000	887,250
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 04/30/2028 (A)	250,000	231,657

		1,118,907

Software - 0.3%
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL 4.63%, 05/01/2028 (A)	1,950,000	1,716,000

Transportation Infrastructure - 0.2%
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 07/31/2029 (A)	1,000,000	890,730

Wireless Telecommunication Services - 0.1%
Altice France SA 5.50%, 01/15/2028 (A)	250,000	220,312

Total Corporate Debt Securities (Cost $36,868,967)		33,556,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 88.6%
Aerospace & Defense - 0.7%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (B), 01/15/2025	$ 246,256	$ 243,537
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (B), 02/12/2027	98,000	95,841
Castlelake Aviation Ltd. Term Loan B, 3-Month LIBOR + 2.75%, 3.25% (B), 10/22/2026	1,543,250	1,523,188
TransDigm, Inc. Term Loan G, TBD, 08/22/2024 (C) (D)	2,000,000	1,968,334

		3,830,900

Air Freight & Logistics - 0.3%
RLG Holdings LLC Term Loan, 1-Month LIBOR + 4.25%, 5.01% (B), 07/07/2028	1,745,625	1,708,530

Airlines - 0.1%
American Airlines, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 2.45% (B), 06/27/2025	175,000	168,612
United Airlines, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.50% (B), 04/21/2028	495,000	490,600

		659,212

Auto Components - 1.6%
Clarios Global LP Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 04/30/2026	1,866,010	1,833,821
First Brands Group LLC Term Loan, 3-Month LIBOR + 5.00%, 6.00% (B), 03/30/2027 (C)	4,235,935	4,216,522
Mavis Tire Express Services Corp. Term Loan B, 1-Month LIBOR + 4.00%, 4.75% (B), 05/04/2028	2,215,813	2,199,502

		8,249,845

Automobiles - 0.4%
American Auto Auction Group LLC Term Loan B, 3-Month SOFR + 5.00%, 5.80% (B), 12/30/2027	1,122,188	1,105,355
CWGS Group LLC Term Loan B, 1-Month LIBOR + 2.50%, 3.25% - 3.26% (B), 06/03/2028	640,789	600,206
Thor Industries, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.81% (B), 02/01/2026	523,069	517,620

		2,223,181

	Principal	Value
LOAN ASSIGNMENTS (continued)
Beverages - 0.3%
Naked Juice LLC
2nd Lien Term Loan,
3-Month SOFR + 6.00%, 6.65% (B), 01/24/2030	$ 1,000,000	$ 992,500
Term Loan,
2-Month SOFR + 3.25%, 4.00% (B), 01/24/2029	500,000	490,070

		1,482,570

Biotechnology - 0.6%
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (B), 12/02/2027 (C)	300,000	296,250
Term Loan B,
3-Month LIBOR + 4.00%, 5.01% (B), 07/09/2026	2,702,908	2,658,986

		2,955,236

Building Products - 3.1%
Anvil International LLC 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.24% (B), 05/28/2026	997,442	966,273
Chamberlain Group, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 4.51% (B), 11/03/2028	2,244,375	2,202,293
Cornerstone Building Brands, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 3.80% (B), 04/12/2028	2,124,606	1,989,162
Griffon Corp. Term Loan B, TBD, 01/24/2029 (C) (D)	1,300,000	1,287,000
Janus International Group LLC Term Loan B1, 1-Month LIBOR + 3.25%, 4.25% (B), 02/12/2025	1,738,185	1,703,421
LBM Acquisition LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.51% (B), 12/17/2027 (C)	1,080,407	1,017,203
Term Loan B2,
3-Month LIBOR + 3.75%, 4.50% (B), 12/17/2027	165,415	159,419
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 3.39% (B), 02/01/2027 (C)	2,114,266	2,050,083
Term Loan B1,
3-Month LIBOR + 3.00%, 3.76% (B), 06/11/2028	350,000	340,521
Tamko Building Products LLC Term Loan B, 3-Month LIBOR + 3.00%, 3.51% - 4.24% (B), 06/01/2026	1,959,836	1,913,290

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
VT Topco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.26% (B), 08/01/2025	$ 661,844	$ 651,916
Term Loan,
1-Month LIBOR + 3.75%, 4.76% (B), 08/01/2025	1,688,291	1,677,036

		15,957,617

Capital Markets - 2.4%
Blucora, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 5.01% (B), 05/22/2024	2,270,846	2,265,168
CRCI Longhorn Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.95% (B), 08/08/2025	1,240,360	1,212,452
Deerfield Dakota Holding LLC Term Loan B, 3-Month SOFR + 3.75%, 4.75% (B), 04/09/2027	3,384,443	3,372,357
Illuminate Merger Sub Corp. Term Loan, 3-Month LIBOR + 3.50%, 4.51% (B), 07/21/2028	997,500	935,364
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 07/03/2024	1,648,863	1,628,767
Tiger Acquisition LLC Term Loan, 3-Month LIBOR + 3.25%, 3.76% (B), 06/01/2028	1,960,188	1,871,979
Victory Capital Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 3.22% (B), 07/01/2026	6,171	6,109
3-Month LIBOR + 2.25%, 3.26% (B), 12/29/2028	825,743	816,109

		12,108,305

Chemicals - 0.5%
Tronox Finance LLC
Term Loan,
TBD, 04/04/2029 (C) (D)	1,000,000	992,500
Term Loan B,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% - 3.01% (B), 03/10/2028	875,382	865,807
VAC Germany Holdings GmbH Term Loan B, 3-Month LIBOR + 4.00%, 5.01% (B), 03/08/2025	611,692	597,929

		2,456,236

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 7.8%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.38%, 4.14% (B), 12/23/2027	$ 445,500	$ 438,420
Term Loan B3,
1-Month LIBOR + 3.50%, 4.26% (B), 12/23/2027	995,000	983,391
APX Group, Inc. Term Loan B, 1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 4.05% - 6.00% (B), 07/10/2028	2,239,373	2,215,735
Asurion LLC
Term Loan B6,
1-Month LIBOR + 3.13%, 3.89% (B), 11/03/2023	1,000,000	995,208
Term Loan B8,
1-Month LIBOR + 3.25%, 4.01% (B), 12/23/2026	1,139,356	1,112,771
Term Loan B9,
1-Month LIBOR + 3.25%, 4.01% (B), 07/31/2027	1,091,481	1,065,558
BIFM CA Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.26% (B), 06/01/2026	2,719,412	2,682,020
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.51% (B), 11/27/2026	2,156,394	2,145,948
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (B), 11/27/2026	786,000	784,035
Driven Holdings LLC Term Loan B, 3-Month LIBOR + 3.00%, 3.92% (B), 12/17/2028	2,000,000	1,975,000
Ensemble RCM LLC Term Loan, 3-Month LIBOR + 3.75%, 4.99% (B), 08/03/2026	2,527,626	2,518,147
EWT Holdings III Corp. Term Loan, 1-Month LIBOR + 2.50%, 3.31% (B), 04/01/2028	1,391,987	1,382,128
Garda World Security Corp. Term Loan B, 1-Month LIBOR + 4.25%, 4.92% (B), 10/30/2026	1,000,000	989,167
GFL Environmental, Inc. Term Loan, 3-Month LIBOR + 3.00%, 4.24% (B), 05/30/2025 (C)	2,635,465	2,627,888
Harsco Corp. Term Loan, 1-Month LIBOR + 2.25%, 3.13% (B), 03/10/2028	496,250	479,502

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Jadex, Inc. Term Loan, 1-Month LIBOR + 4.75%, 5.51% (B), 02/18/2028	$ 1,734,981	$ 1,691,607
PECF USS Intermediate Holding III Corp. Term Loan B, 3-Month LIBOR + 4.25%, 4.76% (B), 12/15/2028	2,693,250	2,651,168
Prime Security Services Borrower LLC Term Loan, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.50% (B), 09/23/2026	2,515,736	2,483,504
Spectrum Holdings III Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.26% (B), 01/31/2025	2,735,119	2,632,552
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (B), 03/04/2028 (C)	3,974,975	3,952,969
Technimark Holdings LLC Term Loan, 1-Month LIBOR + 3.75%, 4.30% (B), 07/09/2029	1,318,658	1,275,801
TruGreen LP Term Loan, 1-Month LIBOR + 4.00%, 4.76% (B), 11/02/2027	2,969,962	2,954,186

		40,036,705

Communications Equipment - 0.9%
Avaya, Inc. Term Loan B2, 1-Month LIBOR + 4.00%, 4.55% (B), 12/15/2027	1,000,000	983,250
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 04/06/2026	2,162,429	2,076,606
Securus Technologies Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.50%, 5.51% (B), 11/01/2024	1,454,143	1,382,043

		4,441,899

Construction & Engineering - 3.2%
Artera Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.26% (B), 03/06/2025	249,696	232,998
Term Loan,
3-Month LIBOR + 3.50%, 4.51% (B), 03/06/2025	794,000	741,894
Centuri Group, Inc. Term Loan B, 3-Month LIBOR + 2.50%, 3.01% (B), 08/27/2028	442,915	437,157

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
LRS Holdings LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.01% (B), 08/13/2028	$ 1,197,000	$ 1,182,411
Osmose Utilities Services, Inc. Term Loan, 1-Month LIBOR + 3.25%, 4.01% (B), 06/23/2028	2,488,123	2,449,246
Pike Corp. Term Loan B, 1-Month LIBOR + 3.00%, 3.77% (B), 01/21/2028 (C)	3,365,614	3,345,629
Refficiency Holdings LLC Term Loan, 1-Month LIBOR + 3.75%, 4.51% (B), 12/16/2027	1,851,603	1,834,630
VM Consolidated, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 4.26% (B), 03/19/2028	2,835,203	2,809,510
WIN Waste Innovations Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.76% (B), 03/24/2028	3,223,175	3,182,885

		16,216,360

Construction Materials - 0.3%
Smyrna Ready Mix Concrete LLC Term Loan B, 3-Month SOFR + 4.25%, 5.05% (B), 04/02/2029	1,500,000	1,477,500

Containers & Packaging - 6.5%
Anchor Glass Container Corp. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 3.75% - 3.76% (B), 12/07/2023	473,192	406,280
Berlin Packaging LLC
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.25% - 5.00% (B), 03/11/2028	1,990,000	1,966,902
Term Loan B,
3-Month LIBOR + 3.25%, 4.26% (B), 03/11/2028	991,880	975,762
Berry Global, Inc. Term Loan Z, 1-Month LIBOR + 1.75%, 2.24% (B), 07/01/2026	223,401	219,847
Canister International Group, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 5.51% (B), 12/21/2026 (C)	1,996,985	1,976,182
Clydesdale Acquisition Holdings, Inc. Term Loan B, 3-Month SOFR + 4.25%, 4.78% (B), 04/13/2029	2,450,000	2,416,592

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Golden West Packaging Group LLC Term Loan, 1-Month LIBOR + 5.25%, 6.01% (B), 11/23/2027	$ 525,000	$ 521,062
Graham Packaging Co., Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.76% (B), 08/04/2027	2,870,939	2,806,343
Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month LIBOR + 4.75%, 5.55% (B), 02/12/2026	594,000	527,175
LABL, Inc. 1st Lien Term Loan, 1-Month LIBOR + 5.00%, 5.76% (B), 10/29/2028 (C)	625	612
Liqui-Box Holdings, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 5.50% (B), 02/26/2027	494,990	461,579
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.76% (B), 11/30/2027	3,174,215	3,145,648
Plastipak Packaging, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (B), 12/01/2028	1,995,000	1,956,347
Plaze, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.76% (B), 08/03/2026	246,875	237,926
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 4.76% (B), 07/31/2026 (C)	1,860,139	1,823,516
Term Loan,
1-Month LIBOR + 4.00%, 4.76% (B), 07/31/2026	373,125	365,663
Pretium PKG Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 4.50% - 4.97% (B), 10/02/2028	1,496,250	1,451,362
Printpack Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 4.00% (B), 07/26/2023	594,249	586,821
Proampac PG Borrower LLC Term Loan, 3-Month LIBOR + 3.75%, 4.50% - 6.25% (B), 11/03/2025	2,482,519	2,441,557
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.26% (B), 09/20/2028	248,750	242,220
Term Loan B2,
1-Month LIBOR + 3.25%, 4.01% (B), 02/05/2026	997,475	969,628

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Tosca Services LLC Term Loan, 1-Month LIBOR + 3.50%, 4.26% (B), 08/18/2027	$ 2,209,884	$ 2,147,731
TricorBraun Holdings, Inc. Term Loan, 1-Month LIBOR + 3.25%, 4.01% (B), 03/03/2028	2,984,104	2,913,977
Trident TPI Holdings, Inc. Term Loan B1, 3-Month LIBOR + 3.25%, 4.26% (B), 10/17/2024	2,777,489	2,758,972

		33,319,704

Diversified Consumer Services - 1.9%
Mister Car Wash Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (B), 05/14/2026	2,790,675	2,764,264
Pre-Paid Legal Services, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.25% (B), 12/15/2028	2,250,000	2,222,343
Solis IV BV Term Loan B1, 3-Month SOFR + 3.50%, 4.00% (B), 02/26/2029	2,000,000	1,898,750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.52% (B), 05/18/2025	2,974,240	2,918,473

		9,803,830

Diversified Financial Services - 2.1%
AlixPartners LLP Term Loan B, 1-Month LIBOR + 2.75%, 3.51% (B), 02/04/2028	1,831,500	1,810,641
BCP Raptor II LLC 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 5.51% (B), 11/03/2025	427,630	426,205
Messer Industries GmbH Term Loan, 3-Month LIBOR + 2.50%, 3.51% (B), 03/02/2026	600,462	594,672
NAB Holdings LLC Term Loan, 3-Month SOFR + 3.00%, 3.80% (B), 11/23/2028	3,241,875	3,197,974
NBG Acquisition, Inc. Term Loan, 6-Month LIBOR + 5.50%, 7.00% (B), 04/26/2024	453,484	289,852
Primary Products Finance LLC Term Loan, 3-Month LIBOR + 4.00%, 4.50% (B), 04/02/2029	750,000	746,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Russell Investments US Institutional Holdco, Inc. Term Loan, 6-Month LIBOR + 3.50%, 5.00% (B), 05/30/2025 (C)	$ 2,969,689	$ 2,933,310
TransUnion LLC Term Loan B6, 1-Month LIBOR + 2.25%, 3.01% (B), 12/01/2028	868,468	858,500

		10,858,029

Diversified Telecommunication Services - 1.0%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.01% (B), 03/15/2027	288,363	276,227
Global Tel*Link Corp. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 5.01% (B), 11/29/2025	1,824,637	1,734,317
Virgin Media Bristol LLC
Term Loan N,
1-Month LIBOR + 2.50%, 3.05% (B), 01/31/2028	225,000	221,563
Term Loan Q,
1-Month LIBOR + 3.25%, 3.80% (B), 01/31/2029 (C)	2,232,278	2,219,257
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.76% (B), 03/09/2027	500,000	473,542

		4,924,906

Electrical Equipment - 0.4%
C&D Technologies, Inc. Term Loan B, 1-Month LIBOR + 5.75%, 3-Month LIBOR + 5.75%, 6.00% - 6.51% (B), 12/20/2025	1,041,923	1,015,354
Electrical Components International, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 5.01% (B), 06/26/2025 (C)	1,110,217	1,069,972

		2,085,326

Electronic Equipment, Instruments & Components - 0.8%
Badger Buyer Corp. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 09/30/2024	430,171	398,983
Electro Rent Corp. 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.10% (B), 01/31/2024	2,971,013	2,968,042
II-VI, Inc. Term Loan B, TBD, 12/01/2028 (C) (D)	800,000	795,800

		4,162,825

	Principal	Value
LOAN ASSIGNMENTS (continued)
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.49% (B), 04/22/2026 (C)	$ 989,255	$ 880,900

Food & Staples Retailing - 1.8%
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.26% (B), 03/31/2028	2,734,350	2,707,007
Chef’s Warehouse Leasing Co. LLC Term Loan, 1-Month LIBOR + 5.50%, 6.26% (B), 06/22/2025 (C)	1,340,733	1,334,029
Hostess Brands LLC Term Loan, 1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.01% - 3.49% (B), 08/03/2025	2,169,395	2,139,566
Quirch Foods Holdings LLC Term Loan, 3-Month LIBOR + 4.50%, 5.50% (B), 10/27/2027	1,494,956	1,480,006
US Foods, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.26% (B), 11/22/2028	1,496,250	1,486,197

		9,146,805

Food Products - 2.4%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.51% (B), 10/01/2025	857,697	737,620
Term Loan,
1-Month LIBOR + 4.75%, 5.51% (B), 10/01/2025	497,500	437,489
B&G Foods, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 3.26% (B), 10/10/2026	2,455,154	2,398,889
BCPE North Star US HoldCo 2, Inc. Term Loan, 3-Month LIBOR + 4.00%, 5.01% (B), 06/09/2028	1,730,652	1,685,222
C.J. Foods, Inc. Term Loan B, 3-Month LIBOR + 6.00%, 7.50% (B), 03/16/2027	147,369	145,896
CHG PPC Parent LLC Term Loan, 1-Month LIBOR + 3.00%, 3.81% (B), 12/08/2028	2,000,000	1,960,000
Del Monte Foods, Inc. Term Loan, TBD, 02/15/2029 (C) (D)	2,000,000	1,972,500
Froneri International Ltd. Term Loan, 1-Month LIBOR + 2.25%, 3.01% (B), 01/29/2027	240,713	234,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Monogram Food Solutions LLC Term Loan B, 1-Month LIBOR + 4.00%, 4.81% (B), 08/28/2028	$ 748,125	$ 736,903
Shearer’s Foods, Inc. Term Loan, 1-Month LIBOR + 3.50%, 4.26% (B), 09/23/2027	1,956,613	1,890,088
WEI Sales LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (B), 03/31/2025	208,558	200,998

		12,399,999

Health Care Equipment & Supplies - 2.2%
Agiliti Health, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 3.25% (B), 01/04/2026	641,104	634,693
1-Month LIBOR + 2.75%, 3.50% (B), 01/04/2026	1,743,292	1,725,859
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.26% (B), 09/01/2024	389,155	381,372
Term Loan,
1-Month LIBOR + 4.50%, 5.26% (B), 09/01/2024	1,376,009	1,355,369
Medline Borrower LP Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 10/23/2028	2,465,000	2,421,581
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.00%, 3.23% (B), 06/30/2025	4,546,015	4,532,517
YI LLC 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.00% (B), 11/07/2024	220,815	217,227

		11,268,618

Health Care Providers & Services - 6.5%
AHP Health Partners, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.26% (B), 08/24/2028 (C)	3,935,244	3,908,189
Forefront Management Holdings LLC Term Loan B, 3-Month SOFR + 4.25%, 4.75% (B), 03/23/2029	1,685,039	1,679,774
Heartland Dental LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.26% (B), 04/30/2025	742,294	735,057
Term Loan,
1-Month LIBOR + 4.00%, 4.63% (B), 04/30/2025	496,250	492,295

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
ICON Luxembourg SARL Term Loan, 3-Month LIBOR + 2.25%, 3.31% (B), 07/03/2028	$ 852,442	$ 846,189
Midwest Physician Administrative Services LLC Term Loan, 3-Month LIBOR + 3.25%, 4.26% (B), 03/12/2028	2,728,095	2,671,261
Pacific Dental Services LLC Term Loan, 1-Month LIBOR + 3.25%, 4.00% (B), 05/05/2028	1,992,102	1,974,671
Pathway Vet Alliance LLC Term Loan, 1-Month LIBOR + 3.75%, 4.51% (B), 03/31/2027	2,142,035	2,118,830
Pearl Intermediate Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.51% (B), 02/14/2025	632,807	625,424
Term Loan,
1-Month LIBOR + 3.25%, 4.01% (B), 02/14/2025	992,288	980,711
PetVet Care Centers LLC Term Loan B3, 1-Month LIBOR + 3.50%, 4.26% (B), 02/14/2025	1,191,372	1,182,808
Quorum Health Corp. Term Loan, 3-Month LIBOR + 6.50%, 7.50% (B), 04/29/2025	1,474,877	1,150,404
Radnet Management, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.75% (B), 04/21/2028	3,078,282	3,045,575
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.50% (B), 11/16/2025	768,459	758,565
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.51% (B), 06/27/2025	1,200,373	1,186,869
Term Loan B,
1-Month LIBOR + 3.00%, 3.67% (B), 06/27/2025	497,497	494,388
Southern Veterinary Partners LLC Term Loan, 3-Month LIBOR + 4.00%, 5.00% (B), 10/05/2027	1,789,346	1,777,604
Surgery Center Holdings, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.50% (B), 08/31/2026	3,976,146	3,935,831

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Women’s Care Enterprises LLC Term Loan, 3-Month LIBOR + 4.50%, 5.74% (B), 01/15/2028	$ 994,994	$ 983,178
WP CityMD Bidco LLC 1st Lien Term Loan B, 6-Month LIBOR + 3.25%, 3.75% (B), 12/22/2028	2,734,419	2,700,238

		33,247,861

Health Care Technology - 0.9%
Athenahealth, Inc. Term Loan B, 1-Month SOFR + 3.50%, 4.01% (B), 02/15/2029	1,068,841	1,056,015
Change Healthcare Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3.50% (B), 03/01/2024	3,381,988	3,373,533

		4,429,548

Hotels, Restaurants & Leisure - 6.2%
19th Holdings Golf LLC Term Loan B, 3-Month SOFR + 3.25%, 3.75% (B), 02/07/2029	500,000	491,250
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 3.51% (B), 12/23/2024	336,545	334,747
Term Loan B1,
1-Month LIBOR + 3.50%, 4.26% (B), 07/21/2025	2,987,367	2,978,032
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.76% (B), 09/18/2024 (C)	2,436,776	2,370,104
Everi Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.50%, 3.01% (B), 08/03/2028	1,864,146	1,848,301
Flynn Restaurant Group LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.26% (B), 06/27/2025	575,601	569,845
Term Loan B,
1-Month LIBOR + 4.25%, 5.14% (B), 12/01/2028	1,246,875	1,230,666
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (B), 08/02/2028	2,744,817	2,732,237
IRB Holding Corp.
Term Loan B,
1-Month SOFR + 3.00%, 3.75% (B), 12/15/2027	992,462	977,575
6-Month LIBOR + 2.75%, 3.76% (B), 02/05/2025	2,287,606	2,264,730

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.01% (B), 10/20/2025	$ 2,825,578	$ 2,766,416
Penn National Gaming, Inc. TBD, 04/20/2029 (C) (D)	1,350,000	1,343,813
Refficiency Holdings LLC Delayed Draw Term Loan, 1-Month LIBOR + 3.75%, 3.75% - 4.51% (B), 12/16/2027	9,709	9,620
Scientific Games Holdings LP Term Loan B, 3-Month SOFR + 3.50%, 4.18% (B), 04/04/2029 (C)	1,750,000	1,730,626
Scientific Games International, Inc. Term Loan, 3-Month SOFR + 3.00%, 3.57% (B), 04/14/2029	2,300,000	2,277,718
Seattle Spinco, Inc. Term Loan B5, 3-Month SOFR + 4.00%, 4.67% (B), 02/26/2027	1,246,875	1,235,965
SeaWorld Parks & Entertainment, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.81% (B), 08/25/2028	1,941,497	1,910,918
Twin River Worldwide Holdings, Inc. Term Loan B, 6-Month LIBOR + 3.25%, 3.75% (B), 10/02/2028	2,493,750	2,468,501
United PF Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.01% (B), 12/30/2026	1,814,540	1,753,866
Term Loan,
3-Month LIBOR + 8.50%, 9.51% (B), 12/30/2026	197,000	195,522
Univision Communications, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 01/31/2029	150,000	148,387

		31,638,839

Household Durables - 1.8%
ACProducts, Inc. Term Loan B, 6-Month LIBOR + 4.25%, 4.75% (B), 05/17/2028	1,156,263	996,192
American Residential Services LLC Term Loan B, 3-Month LIBOR + 3.50%, 4.51% (B), 10/15/2027	1,986,181	1,951,423
Hoffmaster Group, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 5.01% (B), 11/21/2023	1,963,446	1,834,187
Instant Brands Holdings, Inc. Term Loan, 3-Month LIBOR + 5.00%, 5.75% (B), 04/12/2028	1,887,500	1,727,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables (continued)
Libbey Glass, Inc. Term Loan, 3-Month LIBOR + 8.00%, 9.02% (B), 11/13/2025 (E)	$ 650,629	$ 667,979
Lifetime Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 02/28/2025	1,911,180	1,889,679

		9,066,523

Household Products - 1.6%
Conair Holdings LLC Term Loan B, 3-Month LIBOR + 3.75%, 4.76% (B), 05/17/2028	3,064,616	2,997,194
Diamond BV Term Loan B, 1-Month LIBOR + 2.75%, 3.51% - 3.99% (B), 09/29/2028	2,992,500	2,884,022
Energizer Holdings, Inc. Term Loan, 1-Month LIBOR + 2.25%, 2.94% (B), 12/22/2027	993,097	981,924
Journey Personal Care Corp. Term Loan B, 3-Month LIBOR + 4.25%, 5.26% (B), 03/01/2028	694,750	649,591
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 5.26% (B), 06/28/2026	428,354	404,795
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 5.26% (B), 06/28/2026	23,156	21,882

		7,939,408

Independent Power & Renewable Electricity Producers - 0.2%
Calpine Construction Finance Co. LP Term Loan B, 1-Month LIBOR + 2.00%, 2.76% (B), 01/15/2025	940,402	927,472

Industrial Conglomerates - 0.3%
Magenta Buyer LLC 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.23% (B), 07/27/2028	1,762,397	1,739,817

Insurance - 1.7%
Acrisure LLC
1st Lien Term Loan B,
1-Month LIBOR + 4.25%, 5.01% (B), 02/15/2027	299,250	297,131
Term Loan B,
1-Month LIBOR + 3.50%, 4.26% (B), 02/15/2027	1,139,276	1,120,999
1-Month LIBOR + 3.75%, 4.51% (B), 02/15/2027	497,500	492,733
Alliant Holdings Intermediate LLC Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 05/09/2025 (C)	2,360,971	2,337,066

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
AmWINS Group, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.00% - 3.01% (B), 02/19/2028	$ 992,467	$ 974,212
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 4.00% (B), 04/25/2025	1,235,881	1,221,514
3-Month LIBOR + 3.25%, 4.00% - 4.18% (B), 04/25/2025	1,992,437	1,980,751

		8,424,406

IT Services - 2.4%
Banff Merger Sub, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.51% (B), 10/02/2025	1,242,787	1,225,854
Conduent Business Services LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.01% (B), 10/16/2028	2,163,578	2,140,319
Moneygram International, Inc. Term Loan B, 6-Month LIBOR + 4.50%, 4.95% (B), 07/21/2026 (C)	1,624,897	1,616,367
Peraton Corp. Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (B), 02/01/2028	2,271,658	2,251,781
Rackspace Technology Global, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.50% (B), 02/15/2028	2,835,900	2,766,775
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 2.75%, 3.51% (B), 05/01/2024	27,640	27,433
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (B), 08/31/2028	248,750	245,226
1-Month SOFR + 3.00%, 3.70% (B), 08/31/2028	1,987,438	1,971,290

		12,245,045

Leisure Products - 1.2%
Bombardier Recreational Products, Inc. Term Loan, 1-Month LIBOR + 2.00%, 2.49% (B), 05/24/2027	486,306	477,188
Polaris Newco LLC Term Loan B, 1-Month LIBOR + 4.00%, 4.76% (B), 06/02/2028	2,487,500	2,467,118
Recess Holdings, Inc. 1st Lien Term Loan, TBD, 09/30/2024 (C) (D)	212,943	210,813
SP PF Buyer LLC Term Loan, 1-Month LIBOR + 4.50%, 5.26% (B), 12/22/2025	2,155,156	2,009,683

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products (continued)
SRAM LLC Term Loan B, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.25% - 3.51% (B), 05/18/2028	$ 1,090,909	$ 1,078,636

		6,243,438

Life Sciences Tools & Services - 0.6%
Parexel International Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.26% (B), 11/15/2028	3,325,000	3,299,025

Machinery - 2.5%
Alliance Laundry Systems LLC Term Loan B, 1-Month LIBOR + 3.50%, 3-Month LIBOR + 3.50%, 4.25% - 4.52% (B), 10/08/2027 (C)	1,970,788	1,957,649
Columbus McKinnon Corp. Term Loan B, 3-Month LIBOR + 2.75%, 3.81% (B), 05/14/2028	477,687	471,119
Filtration Group Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3.76% (B), 03/29/2025	803,856	792,356
Term Loan,
1-Month LIBOR + 3.50%, 4.26% (B), 10/21/2028	1,990,000	1,964,628
GrafTech Finance, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (B), 02/12/2025	81,197	80,537
Hillman Group, Inc.
Delayed Draw Term Loan,
1-Month LIBOR + 2.75%, 2.75% - 3.00% (B), 07/14/2028 (C)	115,202	111,948
Term Loan B1,
1-Month LIBOR + 2.75%, 3.38% (B), 07/14/2028 (C)	1,363,683	1,325,159
Ingersoll-Rand Services Co. Term Loan, 1-Month LIBOR + 1.75%, 2.51% (B), 03/01/2027	245	242
Madison IAQ LLC Term Loan, 6-Month LIBOR + 3.25%, 4.52% (B), 06/21/2028	1,491,237	1,450,228
Patriot Container Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.75% (B), 03/20/2025	2,536,999	2,410,149
SPX Flow, Inc. Term Loan, 1-Month SOFR + 4.60%, 5.30% (B), 04/05/2029 (C)	2,050,000	1,991,062
Welbilt, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (B), 10/23/2025	253,846	252,365

		12,807,442

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 6.3%
ABG Intermediate Holdings 2 LLC Term Loan B1, 3-Month SOFR + 3.50%, 4.00% (B), 12/21/2028	$ 1,050,000	$ 1,040,812
Arches Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 12/06/2027	2,529,306	2,464,098
CMG Media Corp. Term Loan, 1-Month LIBOR + 3.50%, 4.26% (B), 12/17/2026	1,978,772	1,948,029
Cogeco Financing 2 LP Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (B), 09/01/2028 (C)	2,500,000	2,462,500
Coral-US Co-Borrower LLC Term Loan B6, 1-Month LIBOR + 3.00%, 3.54% (B), 10/15/2029 (C)	2,484,000	2,455,434
CSC Holdings LLC Term Loan B1, 1-Month LIBOR + 2.25%, 2.80% (B), 07/17/2025	490,956	481,260
Diamond Sports Group LLC
2nd Lien Term Loan,
3-Month SOFR + 3.25%, 3.66% (B), 08/24/2026	403,621	132,354
Term Loan,
1-Month SOFR + 8.00%, 9.00% (B), 05/26/2026	1,000,000	1,018,750
DirecTV Financing LLC Term Loan, 1-Month LIBOR + 5.00%, 5.76% (B), 08/02/2027	1,480,250	1,473,157
E.W. Scripps Co.
Term Loan B2,
3-Month LIBOR + 2.56%, 3.33% (B), 05/01/2026	192,045	190,045
Term Loan B3,
1-Month LIBOR + 3.00%, 3.51% (B), 01/07/2028 (C)	2,503,140	2,491,014
Gray Television, Inc. Term Loan D, 1-Month LIBOR + 3.00%, 3.46% (B), 12/01/2028	2,992,500	2,970,056
LCPR Loan Financing LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.30% (B), 10/16/2028	855,000	851,794
MH Sub I LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.26% (B), 09/13/2024	989,637	982,568
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 09/13/2024	2,531,605	2,515,430

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Mission Broadcasting, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 2.96% (B), 06/02/2028 (C)	$ 648,875	$ 642,850
NAI Entertainment Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3.50% (B), 05/08/2025	637,219	625,271
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.96% (B), 09/18/2026	799,054	792,312
Numericable Group SA Term Loan B11, 1-Month LIBOR + 2.75%, 3.51% (B), 07/31/2025	781,766	766,410
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 3.27% (B), 09/30/2026 (C)	987,500	950,469
Term Loan B4,
3-Month SOFR + 3.75%, 4.42% (B), 04/13/2029	250,000	242,188
Univision Communications, Inc. 1st Lien Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 03/15/2026	1,492,481	1,478,676
UPC Financing Partnership Term Loan AX, 1-Month LIBOR + 3.00%, 3.55% (B), 01/31/2029	2,227,285	2,203,818
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 3.05% (B), 04/30/2028	769,000	753,620

		31,932,915

Multiline Retail - 0.0% (F)
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month LIBOR + 4.50%, 5.51% (B), 11/09/2027	262,350	251,200

Oil, Gas & Consumable Fuels - 0.8%
Citgo Petroleum Corp. Term Loan B, 1-Month LIBOR + 6.25%, 7.25% (B), 03/28/2024	1,741,675	1,735,506
Delek US Holdings, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (B), 03/31/2025	249,354	244,522
EG America LLC Term Loan, 3-Month LIBOR + 4.00%, 5.00% (B), 02/07/2025 (C)	1,240,375	1,211,175
EG Group Ltd. Term Loan, 3-Month LIBOR + 4.25%, 5.25% (B), 03/31/2026	397,352	388,710

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Phoenix Services International LLC Term Loan, 1-Month LIBOR + 3.75%, 4.75% (B), 03/01/2025	$ 771,328	$ 709,622
Prairie ECI Acquiror LP Term Loan B, 1-Month LIBOR + 4.75%, 5.51% (B), 03/11/2026	2,163	2,113

		4,291,648

Paper & Forest Products - 0.7%
Domtar Corp.
Delayed Draw Term Loan,
TBD, 09/20/2028 (C) (D)	129,032	128,119
Term Loan B,
1-Month LIBOR + 5.50%, 6.25% (B), 11/30/2028	1,457,959	1,447,632
Pixelle Specialty Solutions LLC Term Loan B, 1-Month LIBOR + 6.50%, 7.50% (B), 10/31/2024	2,107,861	2,083,490

		3,659,241

Personal Products - 0.4%
KDC/ONE Development Corp., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (B), 12/22/2025	1,464,269	1,443,220
Kronos Acquisition Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.51% (B), 12/22/2026 (C)	648,125	600,164

		2,043,384

Pharmaceuticals - 0.7%
Amneal Pharmaceuticals LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.31% (B), 05/04/2025	472,371	466,112
Bausch Health Cos., Inc.
Term Loan B,
TBD, 01/27/2027 (C) (D)	750,000	725,391
1-Month LIBOR + 2.75%, 3.51% (B), 11/27/2025	647,611	643,564
1-Month LIBOR + 3.00%, 3.76% (B), 06/02/2025	675,869	671,926
Elanco Animal Health, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 2.21% (B), 08/01/2027	222,638	218,046
Organon & Co. Term Loan, 3-Month LIBOR + 3.00%, 3.56% (B), 06/02/2028	707,979	703,775
Perrigo Investments LLC Term Loan B, 3-Month SOFR + 2.50%, 3.14% (B), 04/20/2029	238,636	237,443

		3,666,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.7%
Ankura Consulting Group LLC Term Loan, 1-Month LIBOR + 4.50%, 5.25% (B), 03/17/2028	$ 497,672	$ 493,939
Dun & Bradstreet Corp.
Term Loan,
1-Month LIBOR + 3.25%, 3.92% (B), 02/06/2026	698,232	692,704
Term Loan B2,
1-Month SOFR + 3.25%, 3.92% (B), 01/18/2029	2,400,000	2,379,749

		3,566,392

Real Estate Management & Development - 1.6%
Brookfield WEC Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 3.51% (B), 08/01/2025 (C)	2,080,835	2,043,474
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.51% (B), 08/21/2025	2,912,268	2,877,685
RE/MAX International, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.31% (B), 07/21/2028	2,621,191	2,555,661
Redstone Holdco 2 LP Term Loan, 3-Month LIBOR + 4.75%, 5.93% (B), 04/27/2028	721,375	691,843

		8,168,663

Road & Rail - 0.8%
Avis Budget Car Rental LLC Term Loan C, 1-Month SOFR + 3.50%, 4.30% (B), 03/16/2029	2,250,000	2,243,437
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 6.00%, 7.01% (B), 10/08/2025	1,623,679	1,623,679

		3,867,116

Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. Term Loan B, TBD, 03/02/2029 (C) (D)	1,250,000	1,250,000
MKS Instruments, Inc.
TBD, 04/08/2029 (C) (D)	1,650,000	1,642,781
Term Loan,
TBD, 10/21/2028 (C) (D)	1,000,000	990,625

		3,883,406

Software - 5.2%
Altium Packaging LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.52% (B), 02/03/2028	1,289,481	1,237,500

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
AppLovin Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.76% (B), 10/25/2028	$ 249,375	$ 247,453
1-Month LIBOR + 3.25%, 4.01% (B), 08/15/2025	1,705,070	1,696,012
Ceridian HCM Holding, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (B), 04/30/2025	1,974,631	1,945,835
Cornerstone OnDemand, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.51% (B), 10/16/2028	750,000	738,281
Epicor Software Corp. Term Loan, 1-Month LIBOR + 3.25%, 4.01% (B), 07/30/2027	2,728,624	2,710,784
GoTo Group, Inc. Term Loan B, 1-Month LIBOR + 4.75%, 5.30% (B), 08/31/2027	2,307,742	2,226,971
Helios Software Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.55% (B), 03/11/2028	955,714	947,591
MA FinanceCo. LLC Term Loan B, 3-Month LIBOR + 4.25%, 5.25% (B), 06/05/2025	920,166	913,840
Mitchell International, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.25% (B), 10/15/2028	1,825,000	1,795,344
NCR Corp. Term Loan, 3-Month LIBOR + 2.50%, 3.74% (B), 08/28/2026	1,886,164	1,829,579
Quest Software US Holdings, Inc. Term Loan, 3-Month SOFR + 4.25%, 4.75% (B), 02/01/2029	1,500,000	1,470,937
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 3.51% (B), 06/21/2024	209,525	206,906
Sophia LP
Term Loan B,
3-Month LIBOR + 3.25%, 4.26% (B), 10/07/2027	3,076,282	3,038,788
3-Month SOFR + 4.25%, 4.95% (B), 10/07/2027	500,000	497,500
SS&C European Holdings SARL Term Loan B4, 1-Month LIBOR + 1.75%, 2.51% (B), 04/16/2025	315,702	310,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 2.51% (B), 04/16/2025	$ 388,901	$ 382,859
Term Loan B6,
TBD, 03/22/2029 (C) (D)	212,418	210,666
Term Loan B7,
TBD, 03/22/2029 (C) (D)	287,582	285,209
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.21% (B), 05/04/2026	2,638,752	2,608,593
Term Loan B,
3-Month LIBOR + 3.75%, 4.76% (B), 05/04/2026	1,332,813	1,326,863

		26,628,308

Specialty Retail - 2.3%
Apro LLC Term Loan, 3-Month LIBOR + 3.75%, 4.50% (B), 11/14/2026	2,234,956	2,208,416
Great Outdoors Group LLC Term Loan B1, 1-Month LIBOR + 3.75%, 4.51% (B), 03/06/2028	2,479,403	2,451,510
Petco Health & Wellness Co., Inc. Term Loan B, TBD, 03/03/2028 (C) (D)	850,000	842,107
PetSmart, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.50% (B), 02/11/2028	2,684,731	2,656,541
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month LIBOR + 3.25%, 3.81% (B), 02/17/2028	1,417,475	1,384,401
Staples, Inc. Term Loan B2, 3-Month LIBOR + 4.50%, 4.82% (B), 09/12/2024	381,639	374,165
WOOF Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.68% (B), 12/21/2027	1,588,975	1,573,085

		11,490,225

Technology Hardware, Storage & Peripherals - 0.3%
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (B), 11/06/2023	1,483,941	1,409,744

Textiles, Apparel & Luxury Goods - 0.3%
Augusta Sportswear Group, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 5.51% (B), 10/26/2023	287,679	285,881

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc. Term Loan B, 3-Month SOFR + 3.50%, 3.50% - 4.45% (B), 02/17/2029	$ 1,100,000	$ 1,073,416

		1,359,297

Transportation Infrastructure - 0.1%
First Student Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 3.98% (B), 07/21/2028	364,283	357,225
Term Loan C,
3-Month LIBOR + 3.00%, 3.98% (B), 07/21/2028	134,804	132,192

		489,417

Wireless Telecommunication Services - 0.2%
Altice France SA Term Loan B13, 3-Month LIBOR + 4.00%, 4.51% (B), 08/14/2026	994,845	986,555

Total Loan Assignments (Cost $458,789,401)		452,357,630

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (H) (I)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (I)	889,572	1
LG Parent Holdco, Inc. (E) (I)	30,405	395,265

		395,266

Software - 0.0% (F)
Avaya Holdings Corp. (J) (K)	4	37

Textiles, Apparel & Luxury Goods - 0.0% (F)
Men’s Wearhouse, Inc. (H) (L)	7,650	9,562

Total Common Stocks (Cost $375,454)		404,865

PREFERRED STOCKS - 0.1%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp., 0.00% (G) (I)	189,500	0
LG Parent Holdco, Inc., 0.00% (E) (I)	4,064	520,239

Total Preferred Stocks (Cost $372,397)		520,239

EXCHANGE-TRADED FUNDS - 0.9%
U.S. Fixed Income Funds - 0.9%
Invesco Senior Loan ETF	110,400	2,380,224
SPDR Blackstone Senior Loan ETF (K)	53,300	2,370,251

Total Exchange-Traded Funds (Cost $4,845,907)		4,7 50,475

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (F)
Securities Lending Collateral - 0.0% (F)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (M)	26,345	$ 26,345

Total Other Investment Company (Cost $26,345)		26,345

	Principal	Value
REPURCHASE AGREEMENT - 9.7%
Fixed Income Clearing Corp., 0.00% (M), dated 04/29/2022, to be repurchased at $49,260,250 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $50,245,463.	$49,260,250	49,260,250

Total Repurchase Agreement (Cost $49,260,250)		49,260,250

Total Investments (Cost $550,538,721)		540,876,492
Net Other Assets (Liabilities) - (6.0)%		(30,657,723)

Net Assets - 100.0%		$510,218,769

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$33,556,688	$—	$33,556,688
Loan Assignments	—	452,357,630	—	452,357,630
Common Stocks	37	395,266	9,562	404,865
Preferred Stocks	—	520,239	—	520,239
Exchange-Traded Funds	4,750,475	—	—	4,750,475
Other Investment Company	26,345	—	—	26,345
Repurchase Agreement	—	49,260,250	—	49,260,250

Total Investments	$4,776,857	$536,090,073	$9,562	$540,876,492

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (L)	$—	$—	$9,562	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $33,556,688, representing 6.6% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the security represents unsettled loan commitments at April 30, 2022 where the rate will be determined at time of settlement.
(E)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Libbey Glass, Inc. Term Loan 9.02%, 11/13/2025	11/13/2020 - 01/13/2022	$654,773	$667,979	0.1%

Common Stocks	LG Parent Holdco, Inc.	11/13/2020	30,405	395,265	0.1

Preferred Stocks	LG Parent Holdco, Inc., 0.00%	11/13/2020	182,897	520,239	0.1

Total			$868,075	$1,583,483	0.3%

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities deemed worthless.
(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $915,505, representing 0.2% of the Fund’s net assets.
(J)	Non-income producing security.
(K)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,370,288, collateralized by cash collateral of $26,345 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,398,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rates disclosed reflect the yields at April 30, 2022.
(N)	The Fund recognized transfers in and out of Level 3 as of the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.01%, 0.29% (A), 11/22/2022	$6,795,000	$6,794,903
3-Month SOFR + 0.02%, 0.30% (A), 05/16/2023	3,835,000	3,834,903
3-Month SOFR + 0.03%, 0.31% (A), 07/25/2023	1,760,000	1,759,934
3-Month SOFR + 0.04%, 0.32% (A), 03/10/2023	1,475,000	1,475,193
3-Month SOFR + 0.05%, 0.33% (A), 08/22/2023 - 10/16/2023	8,370,000	8,370,000
0.33% (A), 02/20/2024	10,000,000	10,000,000
3-Month SOFR + 0.06%, 0.34% (A), 12/13/2022 - 01/10/2024	6,390,000	6,390,577
3-Month SOFR + 0.09%, 0.37% (A), 10/07/2022	5,245,000	5,245,000
3-Month SOFR + 0.10%, 0.38% (A), 09/02/2022	2,305,000	2,305,000
3-Month SOFR + 0.19%, 0.47% (A), 07/14/2022	4,205,000	4,205,000
FFR + 0.18%, 0.51% (A), 07/20/2022	14,420,000	14,419,683
3-Month Treasury Money Market Yield + 0.12%, 1.01% (A), 05/02/2022	1,885,000	1,884,999
Federal Home Loan Bank
3-Month SOFR + 0.01%, 0.29% (A), 09/06/2022	3,175,000	3,175,000
3-Month SOFR + 0.02%, 0.30% (A), 12/16/2022 - 05/02/2023	17,370,000	17,370,000
3-Month SOFR + 0.06%, 0.34% (A), 05/12/2022 - 12/08/2022	28,865,000	28,868,015
Federal Home Loan Mortgage Corp. 0.13%, 07/25/2022	2,435,000	2,435,254

Total U.S. Government Agency Obligations (Cost $118,533,461)		118,533,461

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury - 3.7%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.03%, 0.92% (A), 07/31/2023	8,000,000	8,000,304
3-Month Treasury Money Market Yield + 0.06%, 0.95% (A), 07/31/2022	254,100	254,100
U.S. Treasury Note
0.13%, 06/30/2022 - 03/31/2023	6,455,000	6,375,044
1.63%, 12/15/2022	2,000,000	2,003,398
2.13%, 05/15/2022	865,000	865,730
2.63%, 02/28/2023	5,315,000	5,372,477

Total U.S. Government Obligations (Cost $22,871,053)		22,871,053

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
Federal Farm Credit Banks Funding Corp. 0.07% (B), 08/10/2022	7,510,000	7,509,895
Federal Farm Credit Discount Notes
0.06% (B), 06/21/2022	2,465,000	2,464,786

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Discount Notes (continued)
0.41% (B), 11/01/2022	$ 2,220,000	$ 2,215,437
1.33% (B), 11/14/2022	3,240,000	3,216,834
Federal Home Loan Bank
0.06% (B), 05/23/2022	2,470,000	2,469,991
3-Month SOFR + 0.00%, 0.28% (A), 05/03/2022 - 05/13/2022	13,660,000	13,660,000
0.28% (B), 08/19/2022	6,055,000	6,055,000
3-Month SOFR + 0.01%, 0.29% (A), 08/04/2022	20,000,000	20,000,000
Federal Home Loan Bank Discount Notes
0.33% (B), 05/24/2022	18,895,000	18,890,843
0.41% (B), 06/15/2022	6,045,000	6,041,910
0.49% (B), 06/15/2022	5,380,000	5,376,714
0.84% (B), 07/15/2022	4,345,000	4,337,387
1.11% (B), 10/03/2022	2,355,000	2,343,877

Total Short-Term U.S. Government Agency Obligations (Cost $94,582,674)		94,582,674

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.1%
U.S. Cash Management Bill
0.52% (B), 07/05/2022	14,255,000	14,241,541
0.82% (B), 08/02/2022	8,350,000	8,332,449
0.98% (B), 08/16/2022	6,000,000	5,982,630
1.13% (B), 08/30/2022	8,445,000	8,414,014
U.S. Treasury Bill
0.08% (B), 09/08/2022	2,451,600	2,450,931
0.13% (B), 06/16/2022	7,560,000	7,558,717
0.15% (B), 06/23/2022	7,075,000	7,073,461
0.16% (B), 06/23/2022	3,495,000	3,494,161
0.22% (B), 07/07/2022	3,640,000	3,638,487
0.28% (B), 05/31/2022	2,660,000	2,659,358
0.39% (B), 07/28/2022	1,465,000	1,463,624
0.40% (B), 12/29/2022	720,000	718,105
0.64% (B), 01/26/2023	2,790,000	2,776,768
0.68% (B), 09/01/2022	4,070,000	4,060,608
0.71% (B), 09/08/2022	240,000	239,389
0.72% (B), 09/08/2022	18,000,000	17,953,495
0.78% (B), 08/18/2022	1,650,000	1,646,118
0.83% (B), 09/15/2022	2,915,000	2,905,837
0.89% (B), 09/22/2022	2,325,000	2,316,853
1.07% (B), 09/29/2022	2,040,000	2,030,956
1.13% (B), 10/06/2022	4,234,000	4,213,243
1.17% (B), 02/23/2023	2,465,000	2,441,558

Total Short-Term U.S. Government Obligations (Cost $106,612,303)		106,612,303

REPURCHASE AGREEMENTS - 46.6%
Barclays Capital, Inc., 0.30% (B), dated 04/29/2022, to be repurchased at $31,000,775 on 05/02/2022. Collateralized by U.S. Government Obligations, 1.88% - 5.25%, due 08/31/2024 - 11/15/2028, and with a total value of $31,620,009.	31,000,000	31,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS (continued)

BNP Paribas SA, 0.27% (B), dated 04/29/2022, to be repurchased at $35,000,788 on 05/02/2022. Collateralized by U.S. Government Obligations, 0.00% - 3.63%, due 04/15/2028 - 08/15/2048, and with a total value of $35,700,016.

	$ 35,000,000	$ 35,000,000
BNP Paribas SA, 0.28% (B), dated 04/29/2022, to be repurchased at $15,000,350 on 05/02/2022. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.13% - 6.50%, due 06/01/2023 - 09/01/2051, and with a total value of $15,330,792.	15,000,000	15,000,000
Citigroup Global Markets, Inc., 0.30% (B), dated 04/29/2022, to be repurchased at $45,001,125 on 05/02/2022. Collateralized by U.S. Government Obligations, 1.13% - 4.38%, due 05/15/2040 - 08/15/2040, and with a total value of $45,927,350.	45,000,000	45,000,000
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $406,813 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 09/30/2028, and with a value of $414,970.	406,813	406,813
Goldman Sachs & Co., 0.30% (B), dated 04/29/2022, to be repurchased at $43,001,075 on 05/02/2022. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.00% - 3.00%, due 02/15/2050 - 04/20/2050, and with a total value of $43,860,006.	43,000,000	43,000,000
JPMorgan Chase & Co., 0.30% (B), dated 04/29/2022, to be repurchased at $30,000,750 on 05/02/2022. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.98% - 2.00%, due 08/11/2022 - 03/20/2052, and with a total value of $30,600,002.	30,000,000	30,000,000

	Principal	Value

REPURCHASE AGREEMENTS (continued)

Merrill Lynch & Co., Inc., 0.28% (B), dated 04/29/2022, to be repurchased at $5,000,117 on 05/02/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $5,100,004.

	$ 5,000,000	$ 5,000,000
Merrill Lynch & Co., Inc., 0.30% (B), dated 04/29/2022, to be repurchased at $20,000,500 on 05/02/2022. Collateralized by U.S. Government Agency Obligations, 4.00% - 4.50%, due 08/20/2049 - 11/20/2051, and with a total value of $20,400,000.	20,000,000	20,000,000
Toronto-Dominion Bank, 0.28% (B), dated 04/29/2022, to be repurchased at $50,001,167 on 05/02/2022. Collateralized by U.S. Government Obligations, 0.13% - 2.75%, due 01/31/2023 - 02/15/2031, and with a total value of $51,000,035.	50,000,000	50,000,000
Toronto-Dominion Bank, 0.30% (B), dated 04/29/2022, to be repurchased at $17,000,425 on 05/02/2022. Collateralized by U.S. Government Obligations, 0.25% - 1.50%, due 02/28/2023 - 05/31/2027, and with a total value of $17,340,076.	17,000,000	17,000,000

Total Repurchase Agreements (Cost $291,406,813)		291,406,813

Total Investments (Cost $634,006,304)		634,006,304
Net Other Assets (Liabilities) - (1.5)%		(9,271,271)

Net Assets - 100.0%		$624,735,033

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$118,533,461	$—	$118,533,461
U.S. Government Obligations	—	22,871,053	—	22,871,053
Short-Term U.S. Government Agency Obligations	—	94,582,674	—	94,582,674
Short-Term U.S. Government Obligations	—	106,612,303	—	106,612,303
Repurchase Agreements	—	291,406,813	—	291,406,813

Total Investments	$—	$634,006,304	$—	$634,006,304

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

FFR	Federal Funds Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 30.7%
American Express Credit Account Master Trust Series 2017-7, Class B, 2.54%, 05/15/2025	$1,000,000	$1,002,657
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D, 3.82%, 03/18/2024	3,000,000	3,021,324
Series 2018-2, Class D, 4.01%, 07/18/2024	3,000,000	3,024,333
Series 2020-2, Class D, 2.13%, 03/18/2026	1,360,000	1,321,447
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A, 4.00%, 03/20/2025 (A)	1,425,000	1,431,114
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	520,000	489,088
CarMax Auto Owner Trust Series 2019-1, Class B, 3.45%, 11/15/2024	920,000	926,738
CLI Funding VIII LLC Series 2021-1A, Class A, 1.64%, 02/18/2046 (A)	1,479,942	1,333,270
CNH Equipment Trust
Series 2018-A, Class B, 3.47%, 10/15/2025	1,700,000	1,701,038
Series 2019-C, Class B, 2.35%, 04/15/2027	1,730,000	1,702,097
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (A)	1,228,500	1,233,764
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (A)	772,000	771,950
Evergreen Credit Card Trust Series 2019-2, Class B, 2.27%, 09/15/2024 (A)	625,000	625,801
FirstKey Homes Trust Series 2020-SFR2, Class D, 1.97%, 10/19/2037 (A)	2,000,000	1,834,688
Ford Credit Auto Lease Trust Series 2021-A, Class C, 0.78%, 09/15/2025	1,725,000	1,677,411
Ford Credit Auto Owner Trust
Series 2019-1, Class A, 3.52%, 07/15/2030 (A)	1,500,000	1,505,952
Series 2019-C, Class B, 2.13%, 05/15/2025	2,130,000	2,110,445
Series 2020-1, Class C, 2.54%, 08/15/2031 (A)	1,135,000	1,079,376
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,532,572
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class C, 3.52%, 09/16/2024	1,000,000	1,006,065
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B, 1.03%, 08/15/2025 (A)	715,000	696,303

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust (continued)
Series 2020-2, Class C, 1.31%, 10/15/2025 (A)	$ 1,860,000	$ 1,794,483
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	361,124	359,828
HPEFS Equipment Trust Series 2022-1A, Class C, 1.96%, 05/21/2029 (A)	1,100,000	1,050,286
Hyundai Auto Receivables Trust Series 2021-A, Class C, 1.33%, 11/15/2027	1,350,000	1,254,066
Master Credit Card Trust II Series 2018-1A, Class C, 3.74%, 07/21/2024 (A)	675,000	678,310
MVW LLC Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	646,998	622,628
MVW Owner Trust
Series 2016-1A, Class A, 2.25%, 12/20/2033 (A)	109,349	109,446
Series 2017-1A, Class A, 2.42%, 12/20/2034 (A)	245,980	243,817
PFS Financing Corp. Series 2021-A, Class A, 0.71%, 04/15/2026 (A)	900,000	849,075
Progress Residential Trust
Series 2019-SFR3, Class D, 2.87%, 09/17/2036 (A)	1,000,000	946,299
Series 2020-SFR3, Class D, 1.90%, 10/17/2027 (A)	1,355,000	1,204,382
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A, 3.50%, 06/20/2035 (A)	211,518	210,237
Synchrony Credit Card Master Note Trust Series 2017-2, Class C, 3.01%, 10/15/2025	640,000	641,043
Verizon Master Trust
Series 2021-1, Class C, 0.89%, 05/20/2027	950,000	898,230
Series 2022-1, Class C, 1.39% (B), 01/20/2027	1,250,000	1,223,910
Verizon Owner Trust
Series 2019-A, Class C, 3.22%, 09/20/2023	725,000	727,352
Series 2019-B, Class C, 2.60%, 12/20/2023	1,535,000	1,538,411
Series 2020-A, Class C, 2.06%, 07/22/2024	450,000	446,611
Series 2020-B, Class C, 0.83%, 02/20/2025	1,000,000	962,012
Volvo Financial Equipment LLC
Series 2019-1A, Class B, 3.26%, 01/16/2024 (A)	660,000	662,982
Series 2019-2A, Class B, 2.28%, 11/15/2024 (A)	930,000	921,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	$ 353,317	$ 347,821
World Omni Auto Receivables Trust Series 2019-B, Class B, 2.86%, 06/16/2025	625,000	625,249
World Omni Select Auto Trust Series 2021-A, Class C, 1.09%, 11/15/2027	1,515,000	1,411,555

Total Asset-Backed Securities (Cost $51,189,451)		49,757,068

CORPORATE DEBT SECURITIES - 51.5%
Airlines - 0.9%
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,390,824	1,396,293

Banks - 15.8%
Bank of America Corp. Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,352,466
Bank of Montreal 0.63%, 07/09/2024	1,220,000	1,148,786
Barclays PLC 3-Month LIBOR + 1.38%, 1.84% (B), 05/16/2024	2,000,000	2,012,598
BNP Paribas SA Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,493,590
Citigroup, Inc. 4.05%, 07/30/2022	2,600,000	2,613,967
Credit Suisse AG 1.00%, 05/05/2023	1,095,000	1,072,211
DNB Bank ASA Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,125,565
HSBC Holdings PLC Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,272,446
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,185,929
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,039,809
Lloyds Banking Group PLC Fixed until 11/07/2022, 2.91% (B), 11/07/2023	1,545,000	1,542,505
Morgan Stanley Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,444,718
NatWest Group PLC Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,250,756
PNC Bank NA 2.50%, 08/27/2024	2,170,000	2,126,986
Sumitomo Mitsui Financial Group, Inc. 3-Month SOFR + 0.88%, 1.16% (B), 01/14/2027	1,445,000	1,435,673
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/2023 (A)	1,075,000	1,041,653

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. Fixed until 04/30/2025, 2.19% (B), 04/30/2026	$ 1,470,000	$ 1,389,315

		25,548,973

Capital Markets - 3.2%
Ameriprise Financial, Inc. 3.00%, 04/02/2025	1,579,000	1,560,198
Charles Schwab Corp. 3-Month SOFR + 1.05%, 1.29% (B), 03/03/2027	450,000	450,212
Goldman Sachs Group, Inc. Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,400,000	3,127,222

		5,137,632

Consumer Finance - 2.8%
American Express Co. 3-Month SOFR + 0.65%, 0.82% (B), 11/04/2026	1,210,000	1,197,892
Capital One Financial Corp. 3.50%, 06/15/2023	965,000	970,904
General Motors Financial Co., Inc. 3-Month SOFR + 1.20%, 1.40% (B), 11/17/2023	1,760,000	1,762,055
Volkswagen Group of America Finance LLC 0.88%, 11/22/2023 (A)	635,000	609,810

		4,540,661

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	1,015,000	945,857
4.50%, 09/15/2023	235,000	235,527

		1,181,384

Diversified Telecommunication Services - 1.1%
AT&T, Inc. 3-Month LIBOR + 1.18%, 1.98% (B), 06/12/2024 (C)	1,770,000	1,783,346

Electric Utilities - 3.5%
Berkshire Hathaway Energy Co. 4.05%, 04/15/2025 (C)	1,040,000	1,053,937
Constellation Energy Generation LLC 3.25%, 06/01/2025	1,000,000	980,388
Edison International 4.95%, 04/15/2025	1,526,000	1,553,321
Entergy Louisiana LLC 0.95%, 10/01/2024	810,000	764,230
NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/2023	1,250,000	1,230,376
RGS AEGCO Funding Corp. 9.82%, 12/07/2022	69,817	69,745

		5,651,997

Energy Equipment & Services - 1.0%
Halliburton Co. 3.50%, 08/01/2023	1,690,000	1,697,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 4.8%
American Tower Corp. 2.40%, 03/15/2025	$ 965,000	$ 928,145
Kimco Realty Corp. 4.45%, 01/15/2024	850,000	859,088
Office Properties Income Trust
4.00%, 07/15/2022	875,000	875,658
4.50%, 02/01/2025	950,000	943,064
Simon Property Group LP 3.50%, 09/01/2025(C)	1,425,000	1,415,673
Ventas Realty LP 3.50%, 02/01/2025	805,000	797,274
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.75%, 09/17/2024 (A)	1,340,000	1,324,255
Welltower, Inc. 3.63%, 03/15/2024	650,000	650,189

		7,793,346

Food & Staples Retailing - 0.7%
7-Eleven, Inc. 0.80%, 02/10/2024 (A)	1,225,000	1,167,434

Food Products - 0.7%
Mondelez International, Inc. 2.13%, 03/17/2024	1,120,000	1,100,100

Gas Utilities - 0.4%
Atmos Energy Corp. 0.63%, 03/09/2023	705,000	692,717

Health Care Providers & Services - 0.1%
Cigna Corp. 3.50%, 06/15/2024	250,000	250,611

Household Durables - 1.5%
Panasonic Holdings Corp 2.54%, 07/19/2022 (A)	2,400,000	2,398,068

Insurance - 1.1%
Berkshire Hathaway Finance Corp. 2.30%, 03/15/2027 (C)	1,835,000	1,754,108

IT Services - 0.8%
Fiserv, Inc. 2.75%, 07/01/2024	1,255,000	1,236,239

Life Sciences Tools & Services - 0.9%
Illumina, Inc. 0.55%, 03/23/2023	995,000	976,223
Thermo Fisher Scientific, Inc. 3-Month SOFR + 0.53%, 0.81% (B), 10/18/2024	515,000	512,842

		1,489,065

Machinery - 0.4%
Caterpillar Financial Services Corp. 0.65%, 07/07/2023	680,000	664,481

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,223,000	1,245,333

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 1.9%
Dominion Energy, Inc. 3-Month LIBOR + 0.53%, 1.36% (B), 09/15/2023	$ 1,775,000	$ 1,771,871
DTE Energy Co. 1.05%, 06/01/2025	1,425,000	1,312,048

		3,083,919

Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer LP 4.75%, 01/15/2026	1,565,000	1,584,741
Phillips 66 3.70%, 04/06/2023	440,000	443,249
Williams Cos., Inc. 3.90%, 01/15/2025	990,000	988,561

		3,016,551

Pharmaceuticals - 1.0%
AstraZeneca PLC 3-Month LIBOR + 0.67%, 1.13% (B), 08/17/2023	1,562,000	1,568,307

Road & Rail - 2.6%
Canadian Pacific Railway Co. 1.35%, 12/02/2024	1,295,000	1,226,989
Norfolk Southern Corp. 5.59%, 05/17/2025	1,432,000	1,509,670
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	438,708
1.16%, 04/03/2026 (A)	1,075,000	971,340

		4,146,707

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. 7.50%, 08/15/2022	1,691,000	1,713,541
Intel Corp. 3.40%, 03/25/2025	1,270,000	1,271,475

		2,985,016

Software - 1.1%
Oracle Corp. 2.50%, 04/01/2025	1,155,000	1,102,942
VMware, Inc. 0.60%, 08/15/2023	765,000	740,362

		1,843,304

Total Corporate Debt Securities (Cost $86,610,243)		83,373,368

MORTGAGE-BACKED SECURITIES - 11.3%
BX Commercial Mortgage Trust
Series 2019-XL, Class F,
1-Month LIBOR + 2.00%, 2.55% (B), 10/15/2036 (A)	1,555,500	1,524,293
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 1.96% (B), 06/15/2038 (A)	1,730,000	1,678,007
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 1.65% (B), 09/15/2036 (A)	700,000	676,108

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-LGCY, Class D, 1-Month LIBOR + 1.30%, 1.86% (B), 10/15/2023 (A)	$ 1,700,000	$ 1,619,286
CGDB Commercial Mortgage Trust Series 2019-MOB, Class D, 1-Month LIBOR + 1.65%, 2.20% (B), 11/15/2036 (A)	2,210,000	2,160,122
CHC Commercial Mortgage Trust Series 2019-CHC, Class D, 1-Month LIBOR + 2.05%, 2.60% (B), 06/15/2034 (A)	1,757,174	1,706,383
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class B, 4.38%, 01/10/2036 (A)	1,600,000	1,603,271
Cold Storage Trust Series 2020-ICE5, Class D, 1-Month LIBOR + 2.10%, 2.65% (B), 11/15/2037 (A)	1,474,486	1,459,285
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 1-Month LIBOR + 1.60%, 2.15% (B), 05/15/2036 (A)	1,810,000	1,788,379
DBGS Mortgage Trust Series 2018-BIOD, Class E, 1-Month LIBOR + 1.70%, 2.19% (B), 05/15/2035 (A)	822,386	807,956
Extended Stay America Trust Series 2021-ESH, Class C, 1-Month LIBOR + 1.70%, 2.26% (B), 07/15/2038 (A)	447,247	440,276
Morgan Stanley Capital I Trust Series 2017-CLS, Class D, 1-Month LIBOR + 1.40%, 1.95% (B), 11/15/2034 (A)	1,305,000	1,293,444
STWD Trust Series 2021-FLWR, Class D, 1-Month LIBOR + 1.38%, 1.93% (B), 07/15/2036 (A)	1,700,000	1,634,603

Total Mortgage-Backed Securities (Cost $18,897,480)		18,391,413

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 2.20% (B), 06/01/2033	334,517	345,969
4.50%, 09/01/2026	108,918	111,087
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.61% (B), 08/25/2031	17,698,461	697,868
0.81% (B), 12/25/2030	4,792,779	242,256
1.03% (B), 09/25/2030	19,933,301	1,248,802
1.14% (B), 06/25/2031	7,595,816	578,341
1.43% (B), 07/25/2026	20,605,735	884,235

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association, Interest Only STRIPS 0.13% (B), 11/25/2022	$ 21,537,086	$ 2
Government National Mortgage Association 5.75%, 12/15/2022	4,822	4,717
Seasoned Loans Structured Transaction Trust Series 2018-1, Class A1, 3.50%, 06/25/2028	572,963	566,436

Total U.S. Government Agency Obligations (Cost $4,975,348)		4,679,713

U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury - 2.8%
U.S. Treasury Note
0.50%, 02/28/2026	4,365,000	3,981,698
1.50%, 02/15/2025	510,000	491,234

Total U.S. Government Obligations (Cost $4,761,028)		4,472,932

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	3,389,848	3,389,848

Total Other Investment Company (Cost $3,389,848)		3,389,848

Total Investments (Cost $169,823,398)		164,064,342
Net Other Assets (Liabilities) - (1.3)%		(2,100,833)

Net Assets - 100.0%		$161,963,509

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$49,757,068	$—	$49,757,068
Corporate Debt Securities	—	83,373,368	—	83,373,368
Mortgage-Backed Securities	—	18,391,413	—	18,391,413
U.S. Government Agency Obligations	—	4,679,713	—	4,679,713
U.S. Government Obligations	—	4,472,932	—	4,472,932
Other Investment Company	3,389,848	—	—	3,389,848

Total Investments	$3,389,848	$160,674,494	$—	$164,064,342

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $49,964,338, representing 30.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,316,376, collateralized by cash collateral of $3,389,848. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.0%
Aerospace & Defense - 0.7%
TransDigm, Inc.
4.88%, 05/01/2029	$6,520,000	$5,713,150
5.50%, 11/15/2027	3,768,000	3,455,218
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,962,000	2,880,545
8.88%, 06/01/2024 (B)	1,385,000	1,433,503

		13,482,416

Airlines - 1.0%
American Airlines Group, Inc. 3.75%, 03/01/2025 (A) (B)	10,118,000	9,030,315
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	2,427,000	2,405,764
5.75%, 04/20/2029 (B)	2,126,000	2,048,560
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (A)	4,033,000	3,891,845
United Airlines Pass-Through Trust 4.63%, 03/03/2024	735,378	738,270

		18,114,754

Auto Components - 2.0%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	4,001,000	4,041,010
8.50%, 05/15/2027 (B)	5,876,000	5,872,357
Dana, Inc.
4.50%, 02/15/2032	4,562,000	3,763,650
5.38%, 11/15/2027	2,558,000	2,417,310
5.63%, 06/15/2028 (A)	1,897,000	1,809,264
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	2,986,000	2,784,624
5.00%, 05/31/2026 - 07/15/2029 (A)	6,916,000	6,368,452
9.50%, 05/31/2025	3,986,000	4,180,317
Patrick Industries, Inc. 7.50%, 10/15/2027 (B)	5,897,000	5,955,970

		37,192,954

Automobiles - 0.1%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	2,256,000	2,197,141

Banks - 1.6%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	3,017,000	3,043,399
Fixed until 06/15/2024 (C), 8.00% (D)	3,262,000	3,361,899
Citigroup, Inc. Fixed until 09/12/2024 (C), 5.00% (D)	7,691,000	7,277,608
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	1,694,000	1,404,717
5.71%, 01/15/2026 (B)	6,247,000	6,220,520
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	4,140,000	3,810,332
Lloyds Banking Group PLC Fixed until 06/27/2024 (C), 7.50% (A) (D)	4,252,000	4,337,040

		29,455,515

Beverages - 0.5%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (B)	10,746,000	9,337,952

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.3%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (A) (B)	$ 6,086,000	$ 5,553,475

Building Products - 0.9%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	1,173,000	1,001,449
5.00%, 03/01/2030 (B)	694,000	641,950
6.75%, 06/01/2027 (B)	2,884,000	2,974,125
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (B)	6,056,000	5,038,895
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,864,000	2,287,362
4.38%, 07/15/2030 (B)	1,140,000	950,595
5.00%, 02/15/2027 (B)	5,281,000	5,003,747

		17,898,123

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	2,250,000	1,977,187
Fixed until 12/18/2024 (C), 6.25% (B) (D)	1,350,000	1,309,160
Fixed until 08/21/2026 (C), 6.38% (A) (B) (D)	3,782,000	3,560,337
Fixed until 09/12/2025 (C), 7.25% (B) (D)	3,450,000	3,364,440
Fixed until 07/17/2023 (C), 7.50% (B) (D)	1,971,000	1,951,881
Fixed until 12/11/2023 (C), 7.50% (B) (D)	5,403,000	5,406,728
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	3,428,000	2,833,589
Fixed until 10/30/2025 (C), 6.00% (A) (D)	1,400,000	1,302,000
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	5,744,000	5,227,040
MSCI, Inc. 3.63%, 09/01/2030 (B)	8,369,000	7,380,621

		34,312,983

Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	1,345,000	1,183,600
7.50%, 09/30/2029 (B)	2,702,000	2,239,755
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (B)	7,289,000	6,555,727
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	4,559,000	4,496,314
5.25%, 06/01/2027 (B)	9,169,000	8,733,472
Olin Corp.
5.00%, 02/01/2030	4,180,000	3,959,296
5.13%, 09/15/2027	3,235,000	3,204,915
5.63%, 08/01/2029	1,906,000	1,876,838

		32,249,917

Commercial Services & Supplies - 2.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	4,957,000	4,647,187
5.75%, 07/15/2027 (A) (B)	7,120,000	6,978,185
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	3,394,000	3,087,861
5.00%, 09/01/2030	2,742,000	2,474,655
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,945,000	3,580,087
6.00%, 06/01/2029 (B)	4,381,000	3,630,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp. (continued)
9.50%, 11/01/2027 (B)	$ 2,287,000	$ 2,246,978
Harsco Corp. 5.75%, 07/31/2027 (B)	186,000	169,493
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	3,752,000	3,545,640
5.63%, 10/01/2028 (B)	6,699,000	6,491,666
5.88%, 10/01/2030 (B)	640,000	616,000
Stericycle, Inc.
3.88%, 01/15/2029 (B)	2,077,000	1,831,602
5.38%, 07/15/2024 (B)	4,899,000	4,882,147

		44,181,554

Communications Equipment - 1.2%
Avaya, Inc. 6.13%, 09/15/2028 (B)	9,218,000	8,552,031
CommScope Technologies LLC 6.00%, 06/15/2025 (B)	6,343,000	5,518,410
CommScope, Inc.
4.75%, 09/01/2029 (B)	5,420,000	4,531,608
6.00%, 03/01/2026 (B)	2,723,000	2,568,333
8.25%, 03/01/2027 (B)	2,579,000	2,217,940

		23,388,322

Construction & Engineering - 0.6%
Abengoa Abenewco 2 SA PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E)	2,023,470	10,117
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	4,776,000	3,945,753
6.63%, 01/15/2028 (B)	5,109,000	4,967,634
Taylor Morrison Communities, Inc. 6.63%, 07/15/2027 (B)	1,890,000	1,890,498

		10,814,002

Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (B)	1,006,000	973,934

Consumer Finance - 1.9%
Altice Financing SA 5.00%, 01/15/2028 (B)	1,771,000	1,478,785
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	2,120,000	1,889,938
3.38%, 11/13/2025	3,975,000	3,746,696
4.00%, 11/13/2030	5,368,000	4,656,740
4.38%, 08/06/2023	3,548,000	3,550,129
4.39%, 01/08/2026	9,034,000	8,717,810
5.13%, 06/16/2025	1,812,000	1,807,470
Navient Corp.
5.00%, 03/15/2027	1,020,000	928,491
5.50%, 03/15/2029	1,898,000	1,680,679
5.88%, 10/25/2024	7,127,000	7,073,547

		35,530,285

Containers & Packaging - 4.1%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (E)	4,132,216	3,471,061

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	$ 3,741,000	$ 3,264,023
4.00%, 09/01/2029 (B)	7,007,000	6,005,209
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (A) (B)	3,241,000	2,767,133
Ball Corp. 2.88%, 08/15/2030	11,339,000	9,534,965
Cascades, Inc. / Cascades USA, Inc. 5.13%, 01/15/2026 (B)	1,069,000	1,039,603
5.38%, 01/15/2028 (B)	8,954,000	8,640,610
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	4,236,000	4,262,475
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	11,582,000	11,529,881
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (B)	8,058,000	7,189,883
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (B)	3,000	2,927
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	2,558,000	2,589,975
6.38%, 08/15/2025 (B)	820,000	817,950
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (B)	4,977,000	4,342,432
Trident TPI Holdings, Inc. 9.25%, 08/01/2024 (B)	5,237,000	5,145,352
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	4,224,000	4,081,440
8.50%, 08/15/2027 (A) (B)	1,785,000	1,762,688

		76,447,607

Diversified Consumer Services - 0.3%
WW International, Inc. 4.50%, 04/15/2029 (A) (B)	6,788,000	5,371,005

Diversified Financial Services - 3.4%
Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (E)	6,211,919	5,156,951
Dana Financing SARL 5.75%, 04/15/2025 (B)	11,877,000	11,728,537
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.05% (D), 12/21/2065 (B)	17,977,000	14,022,060
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.30% (D), 12/21/2065 (B)	2,974,000	2,379,200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	4,427,000	4,069,298
5.25%, 10/01/2025 (B)	3,485,000	3,424,013
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	9,405,000	8,273,520
5.75%, 06/15/2027 (B)	3,938,000	3,416,215

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	$ 3,149,000	$ 2,732,891
5.50%, 05/15/2029 (B)	9,769,000	9,036,325

		64,239,010

Diversified Telecommunication Services - 4.0%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	2,400,000	2,190,108
6.00%, 01/15/2030 (A) (B)	4,982,000	4,331,799
6.75%, 05/01/2029 (B)	4,144,000	3,734,158
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	6,033,000	6,002,835
Iliad Holding SASU
6.50%, 10/15/2026 (B)	4,421,000	4,249,510
7.00%, 10/15/2028 (B)	5,031,000	4,754,295
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (B) (F) (G)	3,274,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	5,877,000	4,773,358
3.75%, 07/15/2029 (B)	1,968,000	1,599,000
4.25%, 07/01/2028 (B)	4,398,000	3,716,310
4.63%, 09/15/2027 (B)	2,435,000	2,188,456
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	5,144,000	4,063,760
5.13%, 12/15/2026 (B)	7,590,000	6,831,000
5.38%, 06/15/2029 (B)	5,213,000	4,251,123
7.50%, 04/01/2024 (A)	5,811,000	5,967,897
Switch Ltd.
3.75%, 09/15/2028 (B)	4,829,000	4,551,333
4.13%, 06/15/2029 (A) (B)	3,830,000	3,657,650
Telecom Italia Capital SA
6.00%, 09/30/2034	2,860,000	2,498,096
6.38%, 11/15/2033	2,908,000	2,540,865
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (B)	3,657,000	3,181,590

		75,083,143

Electric Utilities - 0.8%
Elwood Energy LLC 8.16%, 07/05/2026	1,964,376	1,984,019
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	2,072,000	1,756,020
3.88%, 02/15/2032 (B)	1,894,000	1,581,007
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	4,683,000	4,249,729
5.00%, 07/31/2027 (B)	5,812,000	5,535,930
5.63%, 02/15/2027 (B)	611,000	601,835

		15,708,540

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV 4.00%, 04/15/2029 (B)	4,272,000	3,808,339
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	563,975
4.38%, 02/15/2030 (B)	1,386,000	1,260,830

		5,633,144

Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (B)	5,467,000	5,302,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	$ 1,431,000	$ 1,376,321
7.50%, 04/01/2025 (B)	1,546,000	1,486,927
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (E)	6,792,675	6,588,895
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (B)	3,788,000	3,466,020
USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 09/01/2027	4,444,000	4,343,166

		22,564,319

Entertainment - 0.7%
CDI Escrow Issuer, Inc. 5.75%, 04/01/2030 (B)	4,778,000	4,605,562
Netflix, Inc. 4.88%, 04/15/2028	3,886,000	3,804,161
4.88%, 06/15/2030 (A) (B)	2,651,000	2,584,751
5.38%, 11/15/2029 (B)	1,275,000	1,276,275
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	775,000	736,250

		13,006,999

Equity Real Estate Investment Trusts - 3.0%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	4,945,000	4,542,131
6.00%, 04/15/2025 (B)	3,212,000	3,260,180
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (B)	3,167,000	2,790,697
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	1,881,000	1,611,773
5.25%, 03/15/2028 (B)	6,992,000	6,660,090
iStar, Inc.
4.25%, 08/01/2025	4,591,000	4,405,983
5.50%, 02/15/2026	5,248,000	5,108,246
MPT Operating Partnership LP / MPT Finance Corp. 3.50%, 03/15/2031	5,269,000	4,485,236
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	2,397,000	2,325,090
7.50%, 06/01/2025 (B)	6,323,000	6,542,408
SBA Communications Corp.
3.13%, 02/01/2029	5,735,000	4,919,483
3.88%, 02/15/2027	3,057,000	2,901,704
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029	3,431,000	3,259,450
4.63%, 06/15/2025	1,364,000	1,357,180
5.75%, 02/01/2027 (B)	2,539,000	2,538,949

		56,708,600

Food & Staples Retailing - 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	1,607,000	1,466,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP (continued)
3.50%, 03/15/2029 (B)	$ 5,957,000	$ 5,018,177
4.63%, 01/15/2027 (B)	5,537,000	5,186,369
7.50%, 03/15/2026 (B)	1,383,000	1,453,623
Rite Aid Corp.
7.50%, 07/01/2025 (B)	4,594,000	3,933,153
8.00%, 11/15/2026 (A) (B)	5,255,000	4,414,418

		21,472,128

Food Products - 2.6%
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,454,000	4,359,571
4.88%, 10/01/2049	3,922,000	3,651,708
5.00%, 07/15/2035 - 06/04/2042	11,174,000	10,985,149
6.88%, 01/26/2039	1,374,000	1,576,706
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	3,721,000	3,144,245
5.88%, 09/30/2027 (B)	8,243,000	8,303,215
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	3,825,000	3,180,870
4.63%, 04/15/2030 (B)	2,134,000	1,824,570
5.50%, 12/15/2029 (B)	9,336,000	8,495,760
5.63%, 01/15/2028 (A) (B)	3,856,000	3,645,848

		49,167,642

Health Care Equipment & Supplies - 0.4%
Mozart Debt Merger Sub, Inc. 3.88%, 04/01/2029 (B)	7,815,000	6,818,588

Health Care Providers & Services - 5.8%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (B)	5,836,000	5,529,610
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	597,487
5.13%, 03/01/2030 (A) (B)	1,261,000	1,084,460
6.13%, 08/01/2028 (B)	5,472,000	5,171,040
Centene Corp.
3.38%, 02/15/2030	501,000	447,618
4.25%, 12/15/2027	1,993,000	1,925,597
4.63%, 12/15/2029	1,024,000	990,720
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	6,407,000	5,616,697
5.63%, 03/15/2027 (B)	398,000	379,391
6.88%, 04/15/2029 (A) (B)	674,000	591,044
8.00%, 03/15/2026 (B)	11,296,000	11,677,805
DaVita, Inc.
3.75%, 02/15/2031 (B)	11,037,000	8,995,155
4.63%, 06/01/2030 (B)	5,365,000	4,667,550
Encompass Health Corp.
4.50%, 02/01/2028	2,185,000	2,020,098
4.63%, 04/01/2031	638,000	563,035
4.75%, 02/01/2030	2,206,000	1,993,672
5.75%, 09/15/2025 (A)	6,707,000	6,824,372
HCA, Inc.
3.50%, 09/01/2030	3,454,000	3,100,328
5.38%, 02/01/2025	4,023,000	4,132,878
5.88%, 02/15/2026 - 02/01/2029	12,238,000	12,658,433
7.50%, 11/06/2033	441,000	517,073

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. 4.38%, 06/15/2028 (B)	$ 5,903,000	$ 5,517,298
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	5,038,000	4,551,783
4.88%, 01/01/2026 (B)	2,460,000	2,394,785
5.13%, 11/01/2027 (B)	3,225,000	3,131,362
6.13%, 10/01/2028 (B)	11,941,000	11,458,942
6.75%, 06/15/2023	2,401,000	2,470,053

		109,008,286

Hotels, Restaurants & Leisure - 7.6%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	3,641,000	3,349,720
4.00%, 10/15/2030 (B)	4,993,000	4,267,517
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	4,758,000	4,496,976
4.75%, 06/15/2031 (B)	1,179,000	1,066,170
8.63%, 06/01/2025 (B)	675,000	704,531
Boyne USA, Inc. 4.75%, 05/15/2029 (B)	5,940,000	5,509,350
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (B)	6,231,000	5,343,082
6.25%, 07/01/2025 (B)	2,816,000	2,846,610
Carnival Corp.
6.00%, 05/01/2029 (B)	5,225,000	4,689,437
7.63%, 03/01/2026 (B)	2,058,000	2,016,840
10.50%, 02/01/2026 (B)	2,643,000	2,907,300
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	4,109,000	3,975,458
5.38%, 05/01/2025 (B)	1,265,000	1,290,692
5.75%, 05/01/2028 (B)	493,000	500,025
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	5,142,000	4,490,509
5.00%, 06/01/2029 (B)	3,665,000	3,307,663
International Game Technology PLC
4.13%, 04/15/2026 (B)	1,852,000	1,739,973
5.25%, 01/15/2029 (B)	780,000	739,729
6.25%, 01/15/2027 (B)	3,038,000	3,084,694
6.50%, 02/15/2025 (B)	2,946,000	2,997,555
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029 (B)	5,857,000	5,192,172
MGM Resorts International
4.63%, 09/01/2026	942,000	886,921
4.75%, 10/15/2028 (A)	3,858,000	3,543,766
5.50%, 04/15/2027	5,448,000	5,266,091
5.75%, 06/15/2025	5,750,000	5,711,072
6.75%, 05/01/2025	1,938,000	1,983,843
NCL Corp. Ltd. 5.88%, 03/15/2026 - 02/15/2027 (B)	11,303,000	10,508,866
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	1,545,000	1,396,294
5.38%, 07/15/2027 (B)	3,082,000	2,827,735
5.50%, 04/01/2028 (A) (B)	2,469,000	2,252,963
9.13%, 06/15/2023 (B)	1,021,000	1,054,014
10.88%, 06/01/2023 (B)	1,718,000	1,797,458
11.50%, 06/01/2025 (B)	861,000	936,079

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. 7.00%, 05/15/2028 (B)	$ 5,340,000	$ 5,467,025
Station Casinos LLC 4.50%, 02/15/2028 (B)	7,333,000	6,655,981
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	5,812,000	5,143,620
5.65%, 04/01/2024	3,970,000	3,999,775
6.00%, 04/01/2027	6,016,000	6,061,240
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	6,859,000	5,810,602
6.25%, 05/15/2025 (B)	5,512,000	5,043,480
7.00%, 02/15/2029 (A) (B)	2,205,000	1,962,450

		142,825,278

Household Durables - 1.4%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	3,210,000	2,961,225
6.75%, 03/15/2025	4,144,000	4,130,325
7.25%, 10/15/2029 (A)	5,316,000	5,076,727
Century Communities, Inc. 6.75%, 06/01/2027	2,071,000	2,093,802
KB Home
7.50%, 09/15/2022	3,108,000	3,156,562
7.63%, 05/15/2023	4,095,000	4,197,375
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,534,675
6.00%, 06/01/2025	2,754,000	2,802,168

		25,952,859

Household Products - 0.5%
Central Garden & Pet Co. 4.13%, 04/30/2031 (B)	4,043,000	3,466,873
Energizer Holdings, Inc. 6.50%, 12/31/2027 (B)	1,287,000	1,235,520
Spectrum Brands, Inc. 3.88%, 03/15/2031 (B)	5,086,000	4,259,525

		8,961,918

Independent Power & Renewable Electricity Producers - 1.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	6,247,000	5,263,097
4.50%, 02/15/2028 (B)	4,965,000	4,596,200
5.00%, 02/01/2031 (B)	1,552,000	1,323,437
5.13%, 03/15/2028 (B)	2,702,000	2,450,525
5.25%, 06/01/2026 (B)	1,978,000	1,953,275
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	2,875,000	2,472,500
4.75%, 03/15/2028 (B)	3,167,000	2,992,815

		21,051,849

Insurance - 1.7%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	5,575,000	5,059,313
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.63% (D), 02/12/2067 (B)	7,827,000	6,876,565
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.83% (D), 05/17/2066	14,233,000	11,991,302

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Ohio National Financial Services, Inc. 5.80%, 01/24/2030 (B)	$ 7,641,000	$ 7,625,413

		31,552,593

IT Services - 1.0%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (B)	6,217,000	5,719,640
Gartner, Inc.
3.63%, 06/15/2029 (B)	326,000	291,770
3.75%, 10/01/2030 (B)	2,262,000	2,017,251
4.50%, 07/01/2028 (B)	5,333,000	5,111,230
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	7,748,000	6,701,013

		19,840,904

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	2,583,000	2,570,085
6.20%, 10/01/2040	615,000	638,063

		3,208,148

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	1,438,000	1,301,390
4.00%, 03/15/2031 (B)	1,438,000	1,283,860

		2,585,250

Machinery - 1.7%
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	4,268,000	3,691,820
Madison IAQ LLC
4.13%, 06/30/2028 (B)	3,181,000	2,803,193
5.88%, 06/30/2029 (B)	994,000	810,090
Meritor, Inc. 4.50%, 12/15/2028 (A) (B)	883,000	880,792
SPX FLOW, Inc. 8.75%, 04/01/2030 (A) (B)	6,781,000	6,098,730
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (B)	10,029,000	9,627,840
Vertiv Group Corp. 4.13%, 11/15/2028 (B)	4,399,000	3,832,629
Wabash National Corp. 4.50%, 10/15/2028 (B)	4,710,000	3,942,270

		31,687,364

Media - 10.8%
Adelphia Communications Corp.
9.25%, 10/01/2049 (F) (H) (I)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (F) (H) (I)	1,460,000	102
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	4,944,000	4,393,980
6.13%, 12/01/2028 (B)	3,193,000	2,777,910
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	7,189,000	5,873,377
4.50%, 08/15/2030 (B)	6,451,000	5,628,498
4.50%, 05/01/2032	6,830,000	5,786,376
4.75%, 03/01/2030 - 02/01/2032 (B)	9,694,000	8,574,181
5.00%, 02/01/2028 (B)	5,511,000	5,250,109

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.38%, 06/01/2029 (B)	$ 2,325,000	$ 2,202,938
5.50%, 05/01/2026 (B)	2,764,000	2,770,910
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	6,856,000	6,442,583
7.50%, 06/01/2029 (B)	2,162,000	2,040,279
7.75%, 04/15/2028 (B)	4,647,000	4,379,798
CSC Holdings LLC
4.50%, 11/15/2031 (B)	4,250,000	3,517,884
4.63%, 12/01/2030 (B)	13,730,000	10,503,450
5.00%, 11/15/2031 (B)	1,950,000	1,507,994
5.38%, 02/01/2028 (A) (B)	3,600,000	3,305,286
5.75%, 01/15/2030 (B)	1,767,000	1,453,358
6.50%, 02/01/2029 (B)	3,262,000	3,098,900
7.50%, 04/01/2028 (B)	3,331,000	3,070,682
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	10,476,000	3,823,740
6.63%, 08/15/2027 (B)	609,000	126,368
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (B)	9,774,000	9,199,777
DISH DBS Corp.
5.00%, 03/15/2023	4,230,000	4,190,576
5.25%, 12/01/2026 (B)	3,875,000	3,557,831
5.75%, 12/01/2028 (B)	3,966,000	3,547,508
5.88%, 07/15/2022	2,238,000	2,240,663
7.38%, 07/01/2028 (A)	3,175,000	2,794,000
7.75%, 07/01/2026	3,358,000	3,158,753
Gray Escrow II, Inc. 5.38%, 11/15/2031 (B)	5,048,000	4,351,174
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	6,827,000	5,900,576
7.00%, 05/15/2027 (A) (B)	7,283,000	7,528,801
iHeartCommunications, Inc.
6.38%, 05/01/2026	1,873,000	1,889,389
8.38%, 05/01/2027	8,588,759	8,502,871
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	1,093,000	994,963
6.75%, 10/15/2027 (B)	7,323,000	7,277,414
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	2,429,000	2,014,734
5.50%, 03/01/2030 (A) (B)	5,395,000	4,410,413
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	1,825,000	1,681,281
4.13%, 07/01/2030 (B)	3,750,000	3,292,838
5.00%, 08/01/2027 (B)	250,000	241,250
5.50%, 07/01/2029 (B)	3,198,000	3,075,389
TEGNA, Inc.
4.63%, 03/15/2028	3,058,000	2,942,408
4.75%, 03/15/2026 (B)	2,229,000	2,209,496
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	4,399,000	4,409,998
9.50%, 05/01/2025 (B)	979,000	1,023,055
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	4,157,000	3,652,964

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
UPC Holding BV
5.50%, 01/15/2028 (B)	$ 3,000,000	$ 2,837,520
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	5,449,000	4,740,630
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	13,109,000	11,306,512
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	3,225,000	3,160,500

		202,662,078

Metals & Mining - 4.4%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	3,323,000	3,397,767
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (B)	5,109,000	5,351,422
Constellium SE
5.63%, 06/15/2028 (B)	9,589,000	9,181,467
5.88%, 02/15/2026 (B)	8,910,000	8,822,326
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (B)	1,666,000	1,665,617
7.50%, 04/01/2025 (B)	2,002,000	2,031,930
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/2030 (B)	4,672,000	4,638,362
6.13%, 04/15/2032 (B)	1,476,000	1,462,819
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,142,000	3,035,958
4.25%, 03/01/2030	2,492,000	2,344,723
4.38%, 08/01/2028	4,277,000	4,141,205
4.55%, 11/14/2024	2,275,000	2,303,438
4.63%, 08/01/2030 (A)	3,527,000	3,420,837
5.45%, 03/15/2043	3,827,000	3,825,316
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	6,732,000	6,834,528
8.50%, 05/01/2030 (B)	7,088,000	7,034,840
New Gold, Inc.
6.38%, 05/15/2025 (B)	1,037,000	1,055,044
7.50%, 07/15/2027 (B)	7,732,000	7,780,325
Novelis Corp.
3.25%, 11/15/2026 (B)	595,000	542,908
3.88%, 08/15/2031 (B)	612,000	524,790
4.75%, 01/30/2030 (B)	4,021,000	3,698,234

		83,093,856

Oil, Gas & Consumable Fuels - 11.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	4,910,000	4,603,960
7.88%, 05/15/2026 (B)	4,584,000	4,793,106
Antero Resources Corp.
8.38%, 07/15/2026 (B)	874,000	941,866
Callon Petroleum Co.
6.13%, 10/01/2024	6,134,000	6,055,546
6.38%, 07/01/2026	2,575,000	2,484,875
8.00%, 08/01/2028 (A) (B)	813,000	840,902
8.25%, 07/15/2025	4,645,000	4,656,612
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	2,909,147
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,672,000	5,133,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.
4.63%, 10/15/2028	$ 2,121,000	$ 2,052,068
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	2,697,000	2,562,150
7.50%, 04/30/2026	651,618	651,618
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	3,966,000	3,816,521
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (B)	8,532,000	8,894,610
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	218,230
5.63%, 10/15/2025 (B)	13,411,000	13,411,000
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	5,081,000	4,826,950
DCP Midstream Operating LP
5.38%, 07/15/2025	5,293,000	5,319,465
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	3,338,000	3,037,580
4.38%, 06/15/2031 (B)	835,000	748,060
eG Global Finance PLC
6.75%, 02/07/2025 (B)	5,529,000	5,373,912
8.50%, 10/30/2025 (B)	2,947,000	2,947,000
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	1,507,000	1,493,512
6.50%, 07/01/2027 (B)	2,980,000	3,009,800
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	272,000	249,503
5.13%, 06/15/2028 (A) (B)	4,881,000	4,722,367
Holly Energy Partners LP / Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	3,913,000	3,991,260
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A) (B)	6,000,000	6,118,740
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,948,710
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	853,000	782,192
10.50%, 05/15/2027 (B)	3,210,000	3,129,750
NuStar Logistics LP
5.63%, 04/28/2027	4,354,000	4,177,195
5.75%, 10/01/2025	1,223,000	1,216,885
6.00%, 06/01/2026	531,000	529,747
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (B)	4,432,000	4,453,540
Occidental Petroleum Corp.
5.88%, 09/01/2025	4,668,000	4,794,363
6.13%, 01/01/2031 (A)	871,000	915,473
6.20%, 03/15/2040	3,040,000	3,146,400
6.45%, 09/15/2036	9,951,000	10,796,835
6.60%, 03/15/2046	1,860,000	2,027,400
6.63%, 09/01/2030	3,228,000	3,498,345
7.15%, 05/15/2028	4,012,000	4,332,960
Ovintiv, Inc.
7.38%, 11/01/2031 (A)	2,355,000	2,724,856
Parkland Corp.
4.50%, 10/01/2029 (B)	1,943,000	1,700,786

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Parkland Corp. (continued)
4.63%, 05/01/2030 (B)	$ 1,108,000	$ 969,500
5.88%, 07/15/2027 (B)	3,894,000	3,776,012
PDC Energy, Inc.
6.13%, 09/15/2024	4,929,000	4,940,189
SM Energy Co.
6.50%, 07/15/2028 (A)	512,000	504,755
6.63%, 01/15/2027 (A)	4,965,000	4,927,762
6.75%, 09/15/2026 (A)	4,303,000	4,281,313
Southwestern Energy Co. 4.75%, 02/01/2032	1,828,000	1,729,745
5.38%, 03/15/2030	2,407,000	2,376,551
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	4,578,000	3,662,400
8.50%, 10/15/2026 (B)	2,171,000	2,026,911
Summit Midstream Partners LP Fixed until 12/15/2022 (C), 9.50%	4,423,000	3,485,324
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	2,747,000	2,486,475
4.88%, 02/01/2031	7,857,000	7,560,261
5.00%, 01/15/2028	3,140,000	3,079,398
5.50%, 03/01/2030	4,336,000	4,291,209
6.50%, 07/15/2027	1,228,000	1,265,012
Western Midstream Operating LP 5.30%, 03/01/2048	6,085,000	5,278,737
5.45%, 04/01/2044	2,246,000	2,049,475

		215,730,582

Paper & Forest Products - 0.6%
Domtar Corp. 6.75%, 10/01/2028 (B)	4,560,000	4,520,100
Glatfelter Corp. 4.75%, 11/15/2029 (B)	8,159,000	6,527,200

		11,047,300

Personal Products - 0.5%
Coty, Inc. 5.00%, 04/15/2026 (B)	5,205,000	4,915,602
6.50%, 04/15/2026 (A) (B)	4,074,000	3,953,084

		8,868,686

Pharmaceuticals - 2.1%
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (A) (B)	5,188,000	4,901,778
9.25%, 04/01/2026 (B)	2,121,000	2,105,517
Bausch Health Cos., Inc. 5.00%, 01/30/2028 - 02/15/2029 (B)	2,425,000	1,723,411
5.25%, 01/30/2030 - 02/15/2031 (B)	3,033,000	2,106,309
5.50%, 11/01/2025 (B)	1,745,000	1,688,287
6.13%, 04/15/2025 (B)	3,285,000	3,297,319
7.00%, 01/15/2028 (B)	3,255,000	2,668,123
9.00%, 12/15/2025 (B) (J)	1,753,000	1,759,583
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 06/30/2028 (A) (B)	5,260,000	2,261,800
9.50%, 07/31/2027 (A) (B)	1,889,000	1,482,865

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. 6.13%, 04/01/2029 (B)	$ 3,300,000	$ 2,887,500
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 04/30/2028 (B)	4,260,000	3,947,444
5.13%, 04/30/2031 (B)	2,195,000	1,983,731
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (B)	8,513,000	7,767,091

		40,580,758

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	4,118,000	4,200,442

Road & Rail - 1.1%
Hertz Corp. 4.63%, 12/01/2026 (B)	593,000	540,531
5.00%, 12/01/2029 (B)	2,876,000	2,509,310
Uber Technologies, Inc. 4.50%, 08/15/2029 (B)	6,522,000	5,614,301
7.50%, 09/15/2027 (B)	6,466,000	6,655,518
8.00%, 11/01/2026 (B)	4,886,000	5,118,085

		20,437,745

Software - 1.4%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (A)	6,095,000	5,410,196
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL 4.63%, 05/01/2028 (B)	7,057,000	6,210,160
NCR Corp. 5.00%, 10/01/2028 (B)	2,808,000	2,591,952
5.13%, 04/15/2029 (B)	4,740,000	4,544,475
5.25%, 10/01/2030 (B)	2,215,000	2,093,175
5.75%, 09/01/2027 (B)	1,656,000	1,593,900
6.13%, 09/01/2029 (A) (B)	4,085,000	3,911,388

		26,355,246

Specialty Retail - 1.3%
Bath & Body Works, Inc. 5.25%, 02/01/2028	963,000	924,480
6.75%, 07/01/2036	2,541,000	2,464,770
6.88%, 11/01/2035	1,903,000	1,859,212
7.50%, 06/15/2029	4,485,000	4,636,683
9.38%, 07/01/2025 (B)	522,000	587,250
Gap, Inc. 3.63%, 10/01/2029 (A) (B)	1,052,000	855,702
3.88%, 10/01/2031 (A) (B)	1,052,000	838,654
Sally Holdings LLC / Sally Capital, Inc. 8.75%, 04/30/2025 (B)	4,968,000	5,210,190
Staples, Inc. 7.50%, 04/15/2026 (B)	6,865,000	6,556,075

		23,933,016

Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 4.88%, 03/01/2024	3,521,000	3,538,605
Western Digital Corp. 4.75%, 02/15/2026	5,292,000	5,253,368

		8,791,973

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.2%
Boise Cascade Co. 4.88%, 07/01/2030 (B)	$ 6,950,000	$ 6,536,124
Herc Holdings, Inc. 5.50%, 07/15/2027 (B)	8,525,000	8,351,943
United Rentals North America, Inc. 3.75%, 01/15/2032	3,473,000	3,021,510
4.00%, 07/15/2030	6,263,000	5,617,231

		23,526,808

Wireless Telecommunication Services - 1.8%
Altice France SA 5.50%, 10/15/2029 (B)	5,391,000	4,595,827
8.13%, 02/01/2027 (B)	3,803,000	3,831,522
Sprint Corp. 7.13%, 06/15/2024	8,138,000	8,565,245
7.63%, 03/01/2026	1,850,000	2,009,433
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,363,000	1,250,553
2.63%, 02/15/2029	1,439,000	1,243,958
2.88%, 02/15/2031	1,460,000	1,239,321
3.38%, 04/15/2029 (B)	4,097,000	3,721,039
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	4,955,000	4,186,628
4.75%, 07/15/2031 (B)	3,279,000	2,811,743

		33,455,269

Total Corporate Debt Securities (Cost $1,967,292,523)		1,826,262,260

LOAN ASSIGNMENTS - 0.6%
Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.80% (D), 12/15/2027	5,009,865	4,924,698
Term Loan B2,
1-Month LIBOR + 4.00%, 4.55% (D), 12/15/2027	2,625,000	2,581,031

		7,505,729

Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.76% (D), 03/09/2027	4,476,329	4,239,455

Total Loan Assignments (Cost $12,044,608)		11,745,184

	Shares	Value
COMMON STOCKS - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA	31,634	909,477

Electric Utilities - 0.0% (K)
Homer City Generation LLC (F) (H) (J)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.0% (K)
Ultra Resources, Inc. (F) (H) (L)	3,226	0

Software - 0.0% (K)
ASG WT Corp. (F) (H)	1,265	109,030

Total Common Stocks (Cost $16,880,061)		1,021,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
RIGHTS - 0.0% (K)
Diversified Telecommunication Services - 0.0% (K)
Intelsat Jackson Holdings SA, (M) Exercise Price $0.10, Expiration Date 12/05/2025	$ 6,624	$ 28,152

Total Rights (Cost $0)		28,152

WARRANT - 0.0% (K)
Construction & Engineering - 0.0% (K)
Abengoa Abenewco 2 SA, (H) (M) Exercise Price EUR 0, Expiration Date 10/26/2024	2,023,470	20

Total Warrant (Cost $273,488)		20

OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (N)	124,987,378	124,987,378

Total Other Investment Company (Cost $124,987,378)		124,987,378

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (N), dated 04/29/2022, to be repurchased at $13,407,101 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $13,675,244.	$13,407,101	$ 13,407,101

Total Repurchase Agreement (Cost $13,407,101)		13,407,101

Total Investments (Cost $2,134,885,159)		1,977,451,309
Net Other Assets (Liabilities) - (5.0)%		(94,523,946)

Net Assets - 100.0%		$1,882,927,363

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,826,262,067	$193	$1,826,262,260
Loan Assignments	—	11,745,184	—	11,745,184
Common Stocks	—	909,477	111,737	1,021,214
Rights	—	28,152	—	28,152
Warrant	—	20	—	20
Other Investment Company	124,987,378	—	—	124,987,378
Repurchase Agreement	—	13,407,101	—	13,407,101

Total Investments	$124,987,378	$1,852,352,001	$111,930	$1,977,451,309

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $125,359,829, collateralized by cash collateral of $124,987,378 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,982,195. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $1,279,862,691, representing 68.0% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Rounds to less than $1 or $(1).
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $111,950, representing less than 0.1% of the Fund’s net assets.
(I)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(J)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets

Corporate Debt Securities	Bausch Health Cos., Inc. 9.00%, 12/15/2025	06/02/2021	$1,875,710	$1,759,583	0.1%

Common Stocks	Homer City Generation LLC	01/10/2011 - 03/24/2017	13,906,767	2,707	0.0	(K)

Total			$15,782,477	$1,762,290	0.1%

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Security deemed worthless.
(M)	Non-income producing securities.
(N)	Rates disclosed reflect the yields at April 30, 2022.
(O)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.3%
Auto Components - 2.4%
Clarios Global LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	$30,000	$30,300
8.50%, 05/15/2027 (A)	45,000	44,972
Dana, Inc. 4.50%, 02/15/2032	96,000	79,200
5.63%, 06/15/2028 (B)	140,000	133,525
Goodyear Tire & Rubber Co. 4.88%, 03/15/2027 (B)	40,000	37,302
5.00%, 07/15/2029 (B)	35,000	31,209
9.50%, 05/31/2025 (B)	18,000	18,878
Patrick Industries, Inc. 7.50%, 10/15/2027 (A)	99,000	99,990

		475,376

Banks - 1.7%
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (D)	18,000	16,335
Fixed until 09/12/2024 (C), 5.00% (D)	60,000	56,775
Intesa Sanpaolo SpA Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (A)	200,000	165,846
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	100,000	92,037

		330,993

Beverages - 1.2%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	266,000	231,146

Biotechnology - 0.9%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (A) (B)	200,000	182,500
Building Products - 2.4%
Builders FirstSource, Inc. 4.25%, 02/01/2032 (A)	12,000	10,245
5.00%, 03/01/2030 (A)	60,000	55,500
6.75%, 06/01/2027 (A)	63,000	64,969
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	356,000	296,210
Standard Industries, Inc. 4.38%, 07/15/2030 (A)	12,000	10,006
5.00%, 02/15/2027 (A) (B)	45,000	42,637

		479,567

Capital Markets - 1.5%
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	207,000	188,370
4.63%, 11/15/2027 (A) (B)	50,000	47,437
MSCI, Inc. 3.63%, 09/01/2030 (A)	73,000	64,379

		300,186

Chemicals - 0.1%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (A)	13,000	11,440
7.50%, 09/30/2029 (A)	15,000	12,434

		23,874

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 4.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.38%, 03/01/2029 (A) (B)	$ 55,000	$ 51,563
5.75%, 07/15/2027 (A)	147,000	144,072
Covanta Holding Corp. 5.00%, 09/01/2030	189,000	170,572
Garda World Security Corp. 4.63%, 02/15/2027 (A)	100,000	90,750
6.00%, 06/01/2029 (A)	39,000	32,315
Harsco Corp. 5.75%, 07/31/2027 (A) (B)	118,000	107,528
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029 (A)	107,000	101,115
5.63%, 10/01/2028 (A)	168,000	162,800
Stericycle, Inc. 5.38%, 07/15/2024 (A)	95,000	94,673

		955,388

Communications Equipment - 2.0%
Avaya, Inc. 6.13%, 09/15/2028 (A)	131,000	121,536
CommScope Technologies LLC 6.00%, 06/15/2025 (A)	83,000	72,210
CommScope, Inc. 4.75%, 09/01/2029 (A)	127,000	106,183
6.00%, 03/01/2026 (A)	90,000	84,888

		384,817

Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.63%, 08/01/2029 - 04/01/2030 (A)	78,000	64,585
6.63%, 01/15/2028 (A)	80,000	77,786
Taylor Morrison Communities, Inc. 5.88%, 06/15/2027 (A)	50,000	49,634

		192,005

Construction Materials - 1.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (A)	230,000	222,237
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (A)	22,000	21,299

		243,536

Consumer Finance - 0.9%
Ford Motor Credit Co. LLC 4.00%, 11/13/2030	200,000	173,500

Containers & Packaging - 3.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (A) (B)	200,000	174,500
Cascades, Inc. / Cascades USA, Inc. 5.13%, 01/15/2026 (A)	135,000	131,287
5.38%, 01/15/2028 (A) (B)	137,000	132,205
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (A)	108,000	97,060
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (A)	50,000	48,775
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A) (B)	40,000	34,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Trident TPI Holdings, Inc. 9.25%, 08/01/2024 (A)	$ 16,000	$ 15,720

		634,447

Diversified Consumer Services - 0.3%
WW International, Inc. 4.50%, 04/15/2029 (A) (B)	68,000	53,805
Diversified Financial Services - 1.5%
Dana Financing SARL 5.75%, 04/15/2025 (A)	140,000	138,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 10/01/2025 (A)	40,000	39,300
United Wholesale Mortgage LLC 5.50%, 11/15/2025 - 04/15/2029 (A)	131,000	117,044

		294,594

Diversified Telecommunication Services - 5.6%
Frontier Communications Holdings LLC 5.00%, 05/01/2028 (A)	80,000	73,004
6.00%, 01/15/2030 (A) (B)	47,000	40,866
Hughes Satellite Systems Corp. 6.63%, 08/01/2026 (B)	102,000	101,490
Iliad Holding SASU 6.50%, 10/15/2026 (A)	200,000	192,242
Level 3 Financing, Inc. 3.63%, 01/15/2029 (A)	18,000	14,620
3.75%, 07/15/2029 (A) (B)	66,000	53,625
4.25%, 07/01/2028 (A)	83,000	70,135
Lumen Technologies, Inc. 5.13%, 12/15/2026 (A)	185,000	166,500
5.38%, 06/15/2029 (A)	46,000	37,512
7.50%, 04/01/2024	60,000	61,620
Switch Ltd. 3.75%, 09/15/2028 (A)	75,000	70,688
4.13%, 06/15/2029 (A) (B)	79,000	75,445
Telecom Italia Capital SA 6.00%, 09/30/2034 (B)	18,000	15,722
6.38%, 11/15/2033	19,000	16,601
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (A)	116,000	100,920

		1,090,990

Electric Utilities - 2.0%
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (A) (B)	425,000	397,375

Electrical Equipment - 0.1%
Atkore, Inc. 4.25%, 06/01/2031 (A)	12,000	10,620

Electronic Equipment, Instruments & Components - 1.0%
Sensata Technologies BV 4.88%, 10/15/2023 (A)	95,000	95,242
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	100,000	90,969

		186,211

Energy Equipment & Services - 1.9%
CSI Compressco LP / CSI Compressco Finance, Inc. 7.50%, 04/01/2025 (A) (B)	45,000	43,281

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Enviva Partners LP / Enviva Partners Finance Corp. 6.50%, 01/15/2026 (A)	$ 62,000	$ 63,175
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (B)	190,000	173,850
USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 09/01/2027	100,000	97,731

		378,037

Entertainment - 0.3%
Netflix, Inc. 4.88%, 06/15/2030 (A) (B)	70,000	68,251

Equity Real Estate Investment Trusts - 4.7%
HAT Holdings I LLC / HAT Holdings II LLC 3.38%, 06/15/2026 (A)	142,000	130,431
3.75%, 09/15/2030 (A)	110,000	94,875
6.00%, 04/15/2025 (A) (B)	50,000	50,750
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (A)	32,000	28,198
Iron Mountain, Inc. 4.50%, 02/15/2031 (A)	15,000	12,853
5.25%, 03/15/2028 (A)	215,000	204,794
iStar, Inc. 5.50%, 02/15/2026	37,000	36,015
MPT Operating Partnership LP / MPT Finance Corp. 3.50%, 03/15/2031	165,000	140,456
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.88%, 10/01/2028 (A)	48,000	46,560
SBA Communications Corp. 3.13%, 02/01/2029	144,000	123,523
3.88%, 02/15/2027	55,000	52,206

		920,661

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP 4.63%, 01/15/2027 (A)	150,000	140,501
Rite Aid Corp. 7.50%, 07/01/2025 (A)	100,000	85,615

		226,116

Food Products - 2.8%
Darling Ingredients, Inc. 5.25%, 04/15/2027 (A)	205,000	205,000
Kraft Heinz Foods Co. 3.88%, 05/15/2027	90,000	88,092
4.88%, 10/01/2049	90,000	83,798
Post Holdings, Inc. 4.50%, 09/15/2031 (A)	27,000	22,453
4.63%, 04/15/2030 (A)	121,000	103,455
5.50%, 12/15/2029 (A)	52,000	47,320

		550,118

Health Care Equipment & Supplies - 0.3%
Mozart Debt Merger Sub, Inc. 3.88%, 04/01/2029 (A)	74,000	64,565

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 4.6%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (A)	$ 63,000	$ 59,692
AdaptHealth LLC 4.63%, 08/01/2029 (A)	5,000	4,238
5.13%, 03/01/2030 (A) (B)	12,000	10,320
6.13%, 08/01/2028 (A) (B)	115,000	108,675
DaVita, Inc. 3.75%, 02/15/2031 (A)	79,000	64,385
4.63%, 06/01/2030 (A)	75,000	65,250
Encompass Health Corp. 4.63%, 04/01/2031	5,000	4,412
4.75%, 02/01/2030	140,000	126,525
HCA, Inc. 3.50%, 09/01/2030	110,000	98,737
5.88%, 02/15/2026	85,000	87,797
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	62,000	57,949
Tenet Healthcare Corp. 4.25%, 06/01/2029 (A)	44,000	39,754
6.13%, 10/01/2028 (A)	180,000	172,733

		900,467

Hotels, Restaurants & Leisure - 6.8%
1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028 (A)	32,000	29,440
Boyd Gaming Corp. 4.75%, 12/01/2027 (B)	79,000	74,666
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	159,000	147,472
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/2025	110,000	111,958
Hilton Domestic Operating Co., Inc. 4.88%, 01/15/2030	190,000	183,825
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 4.88%, 07/01/2031 (A)	187,000	163,307
5.00%, 06/01/2029 (A)	23,000	20,758
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029 (A)	68,000	60,281
NCL Corp. Ltd. 5.88%, 03/15/2026 (A)	98,000	90,533
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026 (A)	14,000	12,653
10.88%, 06/01/2023 (A) (B)	65,000	68,006
Travel & Leisure Co. 4.50%, 12/01/2029 (A)	70,000	61,950
5.65%, 04/01/2024	100,000	100,750
6.60%, 10/01/2025	75,000	77,813
Viking Cruises Ltd. 6.25%, 05/15/2025 (A)	150,000	137,250

		1,340,662

Household Durables - 2.2%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	70,000	66,849
KB Home 4.80%, 11/15/2029	70,000	63,809
7.63%, 05/15/2023	100,000	102,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp. 5.13%, 06/06/2027	$ 45,000	$ 43,988
6.00%, 06/01/2025	37,000	37,647
Newell Brands, Inc. 4.88%, 06/01/2025	110,000	111,427

		426,220

Household Products - 0.4%
Central Garden & Pet Co. 4.13%, 04/30/2031 (A)	42,000	36,015
Spectrum Brands, Inc. 3.88%, 03/15/2031 (A)	42,000	35,175

		71,190

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp. 4.50%, 02/15/2028 (A)	85,000	78,686
5.00%, 02/01/2031 (A)	90,000	76,746
Clearway Energy Operating LLC 3.75%, 02/15/2031 (A)	20,000	17,200
4.75%, 03/15/2028 (A)	306,000	289,170

		461,802

Insurance - 1.9%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.63%(D), 02/12/2067 (A)	60,000	52,714
Lincoln National Corp. 3-Month LIBOR + 2.36%, 2.83%(D), 05/17/2066	151,000	127,218
Ohio National Financial Services, Inc. 5.80%, 01/24/2030 (A)	200,000	199,592

		379,524

IT Services - 0.8%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (A)	53,000	48,760
Gartner, Inc. 3.75%, 10/01/2030 (A)	17,000	15,160
4.50%, 07/01/2028 (A)	50,000	47,921
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A) (B)	53,000	45,838

		157,679

Leisure Products - 0.2%
Mattel, Inc. 5.45%, 11/01/2041	29,000	28,855
6.20%, 10/01/2040 (B)	7,000	7,263

		36,118

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029 (A)	52,000	47,060
4.00%, 03/15/2031 (A)	52,000	46,426

		93,486

Machinery - 3.2%
Madison IAQ LLC 4.13%, 06/30/2028 (A) (B)	116,000	102,223
5.88%, 06/30/2029 (A)	31,000	25,264
Meritor, Inc. 6.25%, 06/01/2025 (A)	190,000	196,745

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
SPX FLOW, Inc. 8.75%, 04/01/2030 (A) (B)	$ 51,000	$ 45,869
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (A)	65,000	62,400
Vertiv Group Corp. 4.13%, 11/15/2028 (A)	88,000	76,670
Wabash National Corp. 4.50%, 10/15/2028 (A)	142,000	118,854

		628,025

Media - 13.4%
Arches Buyer, Inc. 4.25%, 06/01/2028 (A)	38,000	33,773
6.13%, 12/01/2028 (A)	22,000	19,140
CCO Holdings LLC / CCO Holdings Capital Corp. 4.25%, 02/01/2031 - 01/15/2034 (A)	99,000	82,290
4.50%, 06/01/2033 (A)	40,000	32,713
4.75%, 02/01/2032 (A)	64,000	55,120
5.00%, 02/01/2028 (A)	75,000	71,449
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (A)	65,000	61,081
7.50%, 06/01/2029 (A)	20,000	18,874
7.75%, 04/15/2028 (A)	50,000	47,125
CSC Holdings LLC 4.50%, 11/15/2031 (A)	200,000	165,547
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (A)	60,000	21,900
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (A)	65,000	61,181
DISH DBS Corp. 5.25%, 12/01/2026 (A)	38,000	34,890
5.75%, 12/01/2028 (A)	39,000	34,885
5.88%, 07/15/2022	33,000	33,039
7.75%, 07/01/2026	70,000	65,847
Gray Escrow II, Inc. 5.38%, 11/15/2031 (A)	48,000	41,374
Gray Television, Inc. 4.75%, 10/15/2030 (A) (B)	205,000	177,181
7.00%, 05/15/2027 (A) (B)	94,000	97,172
iHeartCommunications, Inc. 6.38%, 05/01/2026	100,000	100,875
8.38%, 05/01/2027	68,000	67,320
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (A)	180,000	178,879
Nexstar Media, Inc. 4.75%, 11/01/2028 (A) (B)	23,000	20,873
5.63%, 07/15/2027 (A)	152,000	147,916
Sinclair Television Group, Inc. 5.50%, 03/01/2030 (A) (B)	60,000	49,050
Sirius XM Radio, Inc. 3.13%, 09/01/2026 (A)	37,000	34,086
4.13%, 07/01/2030 (A)	130,000	114,152
Summer BC Bidco B LLC 5.50%, 10/31/2026 (A)	200,000	192,040
TEGNA, Inc. 4.63%, 03/15/2028	120,000	115,464
4.75%, 03/15/2026 (A)	34,000	33,703

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Univision Communications, Inc. 6.63%, 06/01/2027 (A)	$ 70,000	$ 70,175
UPC Broadband Finco BV 4.88%, 07/15/2031 (A)	200,000	175,750
VZ Secured Financing BV 5.00%, 01/15/2032 (A)	200,000	172,500

		2,627,364

Metals & Mining - 2.4%
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (A)	91,000	93,047
Mineral Resources Ltd. 8.13%, 05/01/2027 (A)	45,000	45,685
8.50%, 05/01/2030	50,000	49,625
New Gold, Inc. 7.50%, 07/15/2027 (A)	187,000	188,169
Novelis Corp. 3.25%, 11/15/2026 (A)	42,000	38,323
3.88%, 08/15/2031 (A)	12,000	10,290
4.75%, 01/30/2030 (A)	45,000	41,388

		466,527

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP 4.00%, 03/01/2031	100,000	90,511
DCP Midstream LP Fixed until 12/15/2022 (C), 7.38% (D)	27,000	25,650
DCP Midstream Operating LP 5.38%, 07/15/2025	38,000	38,190
Hess Midstream Operations LP 5.13%, 06/15/2028 (A) (B)	115,000	111,262
NuStar Logistics LP 5.63%, 04/28/2027 (B)	50,000	47,970
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	85,000	84,122

		397,705

Paper & Forest Products - 0.3%
Glatfelter Corp. 4.75%, 11/15/2029 (A)	77,000	61,600

Personal Products - 0.4%
Coty, Inc. 5.00%, 04/15/2026 (A)	46,000	43,442
6.50%, 04/15/2026 (A)	33,000	32,021

		75,463

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc. 5.00%, 02/15/2029 (A) (B)	10,000	7,018
5.25%, 01/30/2030 (A)	40,000	27,764
5.25%, 02/15/2031 (A) (B)	3,000	2,085
6.13%, 04/15/2025 (A)	118,000	118,443
9.00%, 12/15/2025 (A)	28,000	28,105

		183,415

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (A)	45,000	45,901

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 1.1%
Hertz Corp. 4.63%, 12/01/2026 (A) (B)	$ 6,000	$ 5,469
5.00%, 12/01/2029 (A)	12,000	10,470
Uber Technologies, Inc. 4.50%, 08/15/2029 (A)	71,000	61,119
6.25%, 01/15/2028 (A) (B)	5,000	4,950
8.00%, 11/01/2026 (A)	128,000	134,080

		216,088

Software - 0.7%
NCR Corp. 5.00%, 10/01/2028 (A)	15,000	13,846
5.13%, 04/15/2029 (A)	40,000	38,350
5.25%, 10/01/2030 (A)	9,000	8,505
6.13%, 09/01/2029 (A) (B)	90,000	86,175

		146,876

Specialty Retail - 0.1%
Gap, Inc. 3.63%, 10/01/2029 (A) (B)	10,000	8,134
3.88%, 10/01/2031 (A) (B)	10,000	7,972

		16,106

Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp. 4.75%, 02/15/2026	144,000	142,949

Trading Companies & Distributors - 2.8%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	240,000	225,708
Herc Holdings, Inc. 5.50%, 07/15/2027 (A)	75,000	73,478
United Rentals North America, Inc. 3.75%, 01/15/2032	80,000	69,600
4.00%, 07/15/2030	191,000	171,306

		540,092

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 2.2%
Sprint Corp. 7.88%, 09/15/2023	$ 150,000	$ 156,563
T-Mobile USA, Inc. 3.38%, 04/15/2029 (A)	31,000	28,155
Vmed O2 Financing I PLC 4.75%, 07/15/2031 (A)	280,000	240,100

		424,818

Total Corporate Debt Securities (Cost $20,539,292)		18,688,755

	Shares	Value
OTHER INVESTMENT COMPANY - 12.7%
Securities Lending Collateral - 12.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (E)	2,495,080	2,495,080

Total Other Investment Company (Cost $2,495,080)		2,495,080

Total Investments (Cost $23,034,372)		21,183,835
Net Other Assets (Liabilities) - (8.0)%		(1,577,691)

Net Assets - 100.0%		$19,606,144

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$18,688,755	$—	$18,688,755
Other Investment Company	2,495,080	—	—	2,495,080

Total Investments	$2,495,080	$18,688,755	$—	$21,183,835

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $14,347,098, representing 73.2% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,490,326, collateralized by cash collateral of $2,495,080 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $47,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Rate disclosed reflects the yield at April 30, 2022.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 0.2%
Commercial Services & Supplies - 0.2%
Wildflower Improvement Association 6.63%, 03/01/2031 (A) (B)	$329,040	$324,937

Total Corporate Debt Security (Cost $320,958)		324,937

MUNICIPAL GOVERNMENT OBLIGATIONS - 92.5%
Alabama - 1.2%
Alabama State University, Revenue Bonds, 5.00%, 09/01/2040 (C)	1,045,000	1,123,618
County of Perry, General Obligation Unlimited, Series B, 7.38%, 12/01/2030	295,000	295,252
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (A)	500,000	513,394

		1,932,264

Arizona - 5.0%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	195,000	183,295
Class A,
4.00%, 07/01/2051	1,500,000	1,290,964
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 05/15/2056	1,340,000	1,374,303
Industrial Development Authority of the City of Phoenix, Revenue Bonds, 4.63%, 07/01/2026 (A) (B)	600,000	615,333
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,310,000	2,090,124
6.95%, 07/01/2041	150,000	150,148
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (A)	500,000	500,071
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	110,000	113,766
Tempe Industrial Development Authority, Revenue Bonds, Class B, 4.00%, 12/01/2056	2,130,000	1,790,351

		8,108,355

Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds,
ACA, 5.30%, 05/01/2033	45,000	45,051
Series B, ACA, 4.80%, 05/01/2024	110,000	109,782
Saline County Property Owners Improvement District No. 49, General Obligation Limited, Series A, 5.75%, 02/01/2036	15,000	15,007

		169,840

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 6.7%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	$ 135,000	$ 136,882
Series A, 5.88%, 06/01/2043	35,000	35,012
California Health Facilities Financing Authority, Revenue Bonds, 5.00%, 09/01/2048	375,000	406,048
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A-1, 5.00%, 01/01/2056 (A)	400,000	376,449
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	750,000	653,832
Series A, 5.50%, 06/01/2038 (A)	700,000	721,580
California Public Finance Authority, Revenue Bonds,
3.13%, 05/15/2029 (A)	1,500,000	1,406,153
5.00%, 11/15/2046 - 11/15/2056 (A)	4,575,000	4,519,828
Series A, 5.00%, 06/15/2049 (A)	250,000	250,201
California Statewide Communities Development Authority, Revenue Bonds,
Series A, 5.25%, 12/01/2056 (A)	500,000	518,141
5.75%, 01/15/2045 (A)	475,000	479,534
Series B, 6.00%, 12/01/2024	210,000	222,480
California Statewide Financing Authority, Revenue Bonds, Series B, 6.00%, 05/01/2037	55,000	55,912
Golden State Tobacco Securitization Corp., Revenue Bonds, Series B-2, Zero Coupon, 06/01/2066	5,000,000	538,283
Palomar Health, Revenue Bonds, 5.00%, 11/01/2028	45,000	48,673
Upland Community Facilities District, Special Tax, Series A, 3.50%, 09/01/2049	600,000	505,544

		10,874,552

Colorado - 13.9%
Aerotropolis Regional Transportation Authority, Revenue Bonds, 5.00%, 12/01/2051	290,000	287,774
Baseline Metropolitan District No. 1, General Obligation Unlimited, Series A, 5.00%, 12/01/2051	1,000,000	885,365
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	500,000	498,435

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, Series A, 5.00%, 12/01/2050	$ 2,000,000	$ 1,859,431
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series B, 6.38%, 12/15/2047	937,000	931,614
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited, Series A, 5.00%, 12/01/2041 - 12/01/2050	1,075,000	988,252
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 4.00%, 11/01/2035 - 10/01/2061	830,000	698,672
Colorado Health Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/15/2053	150,000	153,937
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	1,019,586
Denver Health & Hospital Authority, Revenue Bonds, Series A, 4.00%, 12/01/2040	500,000	488,872
Denver International Business Center Metropolitan District No. 1, General Obligation Limited, 6.00%, 12/01/2048	500,000	506,831
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	290,000	296,349
Hogback Metropolitan District, General Obligation Limited, Series A, 5.00%, 12/01/2051	1,550,000	1,327,062
Painted Prairie Metropolitan District No. 2, General Obligation Limited, 5.25%, 12/01/2048	2,000,000	1,991,631
Peak Metropolitan District No. 1, General Obligation Limited, Series A, 5.00%, 12/01/2051 (A)	1,150,000	1,063,257
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	65,000	82,640
Rampart Range Metropolitan District No. 5, Revenue Bonds, 4.00%, 12/01/2051	3,000,000	2,327,993
Ridgeline Vista Metropolitan District, General Obligation Limited, Series A, 5.25%, 12/01/2060	2,530,000	2,546,999

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Town of Frisco Marina Enterprise Revenue, Revenue Bonds, 5.00%, 12/01/2048	$ 150,000	$ 150,190
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	1,000,000	961,002
5.00%, 12/01/2041	1,365,000	1,384,850
Westerly Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2040 - 12/01/2050	2,200,000	2,076,695

		22,527,437

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, 5.00%, 01/01/2055 (A)	500,000	507,845
Series B-1, 3.25%, 01/01/2027 (A)	275,000	270,779

		778,624

Delaware - 0.5%
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2054	835,000	824,378

		824,378

District of Columbia - 3.1%
District of Columbia, Revenue Bonds, Series B, 5.00%, 07/01/2048	100,000	102,480
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
6.50%, 05/15/2033	5,000	5,224
Series A, Zero Coupon, 06/15/2046	100,000	20,937
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, AGM, 4.00%, 10/01/2052	4,900,000	4,823,405

		4,952,046

Florida - 8.9%
Capital Trust Agency, Inc., Revenue Bonds, Zero Coupon, 07/01/2061 (A)	7,000,000	371,477
Series A, 5.00%, 01/01/2056 (A)	450,000	413,714
City of Tampa, Revenue Bonds, Series A, Zero Coupon, 09/01/2053	2,000,000	490,040
County of Lake, Revenue Bonds, 5.00%, 01/15/2039 - 01/15/2054 (A)	1,025,000	1,010,140
Edgewater East Community Development District, Special Assessment, 4.00%, 05/01/2052	1,500,000	1,308,969
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2035 - 07/01/2045	1,325,000	1,217,334

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds, (continued)
5.13%, 06/01/2040 (A)	$ 500,000	$ 512,775
Series A, 4.00%, 06/01/2030	500,000	474,747
Series B, 7.38%, 01/01/2049 (A)	1,000,000	1,022,391
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	660,000	617,804
5.00%, 06/01/2047 (A)	350,000	318,368
Pinellas County Educational Facilities Authority, Revenue Bonds,
4.00%, 06/01/2046 (A)	500,000	403,402
5.00%, 06/01/2056 (A)	1,000,000	914,776
Rustic Oaks Community Development District, Special Assessment, 4.00%, 05/01/2052	1,500,000	1,320,784
Silver Palms West Community Development District, Special Assessment, 3.25%, 06/15/2042	1,000,000	837,990
St. Johns County Industrial Development Authority, Revenue Bonds, 4.00%, 12/15/2050	2,300,000	1,927,287
Tern Bay Community Development District, Special Assessment, 4.00%, 06/15/2052	1,500,000	1,318,518

		14,480,516

Georgia - 3.7%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	4,000,000	3,624,054
George L Smith II Congress Center Authority, Revenue Bonds, 5.00%, 01/01/2054 (A)	2,520,000	2,400,649

		6,024,703

Idaho - 1.3%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035	285,000	291,031
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,857,679

		2,148,710

Illinois - 7.1%
Chicago Board of Education, General Obligation Unlimited, Series A, AGM, 5.00%, 12/01/2035	550,000	601,611
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	215,000	251,450
Series A, 5.00%, 01/01/2044	1,000,000	1,047,871
Series B, 6.21%, 01/01/2032	250,000	264,803

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited, (continued)
Series C, 5.00%, 01/01/2038	$ 1,000,000	$ 1,044,012
Cook County School District No. 132, General Obligation Limited, Series A, AGM, 4.20%, 12/01/2027	301,000	315,444
Illinois Finance Authority, Revenue Bonds, 4.00%, 08/01/2032 - 11/01/2056	2,630,000	2,405,468
Series A, 5.00%, 11/01/2049	1,000,000	994,080
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,057
5.00%, 02/01/2027	500,000	515,726
6.63%, 02/01/2035	25,000	26,975
6.75%, 03/01/2029	115,000	129,956
7.10%, 07/01/2035	155,000	175,832
7.35%, 07/01/2035	20,000	22,328
Series A, 5.00%, 12/01/2034 - 05/01/2041	635,000	661,070
Series M, 5.10% (D), 06/01/2033	680,000	617,007
Village of Oak Lawn, General Obligation Unlimited,
Series A, 3.35%, 12/01/2026	315,000	311,922
5.23%, 12/01/2024	700,000	692,778
Village of Rosemont, General Obligation Unlimited, Series A, AGC, 6.00%, 12/01/2035	15,000	17,008
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,480,000	1,256,148
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, 3.25%, 01/01/2030	45,000	45,011
3.38%, 01/01/2033	25,000	25,007
5.00%, 01/01/2027	55,000	55,771

		11,512,335

Indiana - 2.4%
Indiana Finance Authority, Revenue Bonds, Series A, 4.00%, 11/15/2026 - 11/15/2041	2,410,000	2,176,898
Indiana Housing & Community Development Authority, Revenue Bonds, Series A, 5.25%, 04/01/2041 (A)	2,000,000	1,733,435

		3,910,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.7%
Iowa Finance Authority, Revenue Bonds, Series A, 4.00%, 05/15/2053	$ 1,500,000	$ 1,204,619

Kansas - 0.4%
City of Manhattan, Revenue Bonds, Series A, 4.00%, 06/01/2046	525,000	464,040
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds, NATL, Zero Coupon, 12/01/2027	155,000	124,033

		588,073

Kentucky - 0.0% (E)
Edmonson County Industrial Building Revenue, Revenue Bonds, 5.00%, 03/01/2027	20,000	19,344
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	24,021

		43,365

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 3.88%, 11/01/2045 (A)	1,285,000	1,051,058
Parish of St. James, Revenue Bonds, Series 2, 6.35%, 07/01/2040 (A)	500,000	568,938

		1,619,996

Maryland - 0.1%
Maryland Economic Development Corp., Revenue Bonds, 5.75%, 09/01/2025	165,000	165,360

Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 10/01/2049	500,000	523,691

Michigan - 0.8%
Kentwood Economic Development Corp., Revenue Bonds, 4.00%, 11/15/2045	400,000	373,349
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series C, Zero Coupon, 06/01/2058	20,000,000	928,610

		1,301,959

Minnesota - 2.6%
City of Apple Valley, Revenue Bonds, 4.00%, 09/01/2051 - 09/01/2061	1,695,000	1,351,896
City of Deephaven, Revenue Bonds, Series A, 5.25%, 07/01/2037	80,000	82,482
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	375,000	375,269

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Woodbury, Revenue Bonds, 4.00%, 07/01/2056	$ 505,000	$ 423,386
Duluth Economic Development Authority, Revenue Bonds, 4.00%, 07/01/2041	930,000	834,179
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A, 5.00%, 12/01/2050	550,000	560,279
Series B, 5.25%, 04/01/2043	400,000	363,616
Township of Baytown, Revenue Bonds,
Series A, 4.00%, 08/01/2041	200,000	176,207
4.25%, 08/01/2046	120,000	105,932

		4,273,246

Missouri - 0.0% (E)
Health & Educational Facilities Authority, Revenue Bonds, 4.25%, 12/01/2042 (A) (B)	75,000	75,364

Montana - 0.1%
City of Forsyth, Revenue Bonds, Series A, 3.90% (F), 03/01/2031	135,000	136,432
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	25,002

		161,434

Nevada - 0.0% (E)
City of Reno, Special Assessment, 7.25%, 12/01/2025	30,000	29,966

New Jersey - 1.9%
County of Essex, General Obligation Unlimited, Series A, 0.05%, 08/15/2037	875,000	476,492
Essex County Improvement Authority, Revenue Bonds,
Series A, 5.00%, 12/01/2035 (G) (H)	500,000	367,500
5.13%, 12/01/2045 (G) (H)	30,000	22,050
New Jersey Economic Development Authority, Revenue Bonds,
Series A, 5.13%, 09/01/2052 (A)	760,000	766,109
Series B, 6.50%, 04/01/2031 (B)	9,404	9,814
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.00%, 07/01/2030	40,000	43,426
Tobacco Settlement Financing Corp., Revenue Bonds, Series B, 5.00%, 06/01/2046	1,320,000	1,377,523

		3,062,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 3.6%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, Series A, 5.00%, 08/01/2052	$ 500,000	$ 505,475
Build NYC Resource Corp., Revenue Bonds,
Series A, 4.00%, 06/15/2056	450,000	376,031
5.00%, 12/01/2051 (A)	750,000	755,128
New York City Industrial Development Agency, Revenue Bonds, FGIC, CPI + 0.89%, 8.76% (F), 03/01/2027	20,000	20,439
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	10,000	10,000
New York Counties Tobacco Trust IV, Revenue Bonds, Series A, 5.00%, 06/01/2038	25,000	25,050
New York Counties Tobacco Trust VI, Revenue Bonds,
Series A-2B, 5.00%, 06/01/2045	870,000	900,422
Series C, 3.75%, 06/01/2045	2,070,000	1,717,986
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	105,324
New York Transportation Development Corp., Revenue Bonds, 3.00%, 08/01/2031	1,000,000	925,569
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	57,457
Yonkers Economic Development Corp., Revenue Bonds, Series A, 5.00%, 10/15/2054	465,000	463,505

		5,862,386

North Carolina - 1.3%
North Carolina Medical Care Commission, Revenue Bonds, 4.00%, 09/01/2046 - 09/01/2051	1,565,000	1,494,354
Series A, 5.00%, 10/01/2050	560,000	583,387

		2,077,741

Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, Class 2, 5.00%, 06/01/2055	4,685,000	4,556,185
Series B-3, Class 2, Zero Coupon, 06/01/2057	14,000,000	1,852,333
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (B)	20,000	20,027

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Greene, Revenue Bonds, Series A, ACA, 5.10%, 09/01/2029	$ 110,000	$ 106,851

		6,535,396

Oregon - 1.6%
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (A) (B)	85,000	85,085
Salem Hospital Facility Authority, Revenue Bonds, 4.00%, 05/15/2040 - 05/15/2057	1,900,000	1,745,519
Yamhill County Hospital Authority, Revenue Bonds, Series A, 5.00%, 11/15/2056	750,000	681,558

		2,512,162

Pennsylvania - 2.3%
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2039 - 01/01/2045	650,000	665,011
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	3,000,000	3,007,290
Susquehanna Area Regional Airport Authority, Revenue Bonds, Series B, 9.88%, 01/01/2034	10,000	11,628

		3,683,929

Puerto Rico - 2.8%
Children’s Trust Fund, Revenue Bonds,
5.38%, 05/15/2033	10,000	10,237
5.50%, 05/15/2039	55,000	56,295
5.63%, 05/15/2043	45,000	45,755
Commonwealth of Puerto Rico, Revenue Bonds, 5.50%, 07/01/2029	158,085	165,697
Commonwealth of Puerto Rico Public Improvement Revenue, Revenue Bonds, 5.50%, 07/01/2022	50,668	50,587
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.63%, 07/01/2023	350,000	353,734
3.65%, 07/01/2024	210,000	212,241
Series RR, AGC,
5.00%, 07/01/2028	270,000	274,820
Series SS, AGM,
5.00%, 07/01/2030	110,000	111,964
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	269,730
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,446
Series UU, AGC,
4.25%, 07/01/2027	365,000	368,903
5.00%, 07/01/2026	165,000	167,945
Series UU, AGM,
5.00%, 07/01/2022 - 07/01/2024	315,000	320,622

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	$ 55,000	$ 55,382
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,590
Series AA-1, AGM,
4.95%, 07/01/2026	155,000	156,004
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	650,000	654,513
Series E, AGM,
5.50%, 07/01/2023	150,000	154,636
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,041
5.00%, 07/01/2030	30,000	30,208
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	161,129
Series N, AGC,
5.25%, 07/01/2036	120,000	125,584
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	282,097
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
4.75%, 08/01/2022	140,000	140,646
5.00%, 08/01/2022	160,000	161,111
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	70,788

		4,541,705

South Carolina - 0.1%
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	130,000	129,626

Tennessee - 1.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
Zero Coupon, 06/01/2043 (A)	4,000,000	1,262,160
4.00%, 06/01/2051 (A)	750,000	621,661

		1,883,821

Texas - 4.2%
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	550,000	571,634
City of Lavon, Special Assessment, 4.13%, 09/15/2052 (A)	1,000,000	850,199
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	394,550
4.25%, 09/15/2051 (A)	514,000	438,805
Harris County Municipal Utility District No. 406, General Obligation Unlimited, Series A, 4.00%, 09/01/2047	855,000	783,921
Harris County-Houston Sports Authority, Revenue Bonds, NATL, Zero Coupon, 11/15/2023	10,000	9,487

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 11/01/2049 - 11/01/2055	$ 2,250,000	$ 2,053,023
5.00%, 01/01/2047 - 01/01/2055	1,000,000	919,068
Newark Higher Education Finance Corp., Revenue Bonds, 5.00%, 06/15/2048	50,000	50,091
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	437,966
Van Alstyne Economic Development Corp., Revenue Bonds, 4.00%, 08/15/2031	240,000	225,180

		6,733,924

Virginia - 4.1%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds, Series A, ACA, 5.50%, 07/15/2035 (I)	50,000	49,078
Buena Vista Public Service Authority, Revenue Bonds,
Series A,
5.13%, 01/01/2023	10,000	10,004
6.00%, 01/01/2027	50,000	49,997
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	375,000	379,716
James City County Economic Development Authority, Revenue Bonds, Series A, 4.00%, 12/01/2050	2,500,000	2,056,033
Tobacco Settlement Financing Corp., Revenue Bonds, Series B-1, 5.00%, 06/01/2047	190,000	190,244
Virginia College Building Authority, Revenue Bonds, 4.00%, 06/01/2046	565,000	528,337
Virginia Small Business Financing Authority, Revenue Bonds, 4.00%, 12/01/2051	4,000,000	3,396,455

		6,659,864

West Virginia - 0.0% (E)
Tobacco Settlement Finance Authority, Revenue Bonds, Series B, Zero Coupon, 06/01/2047	450,000	40,688

Wisconsin - 5.0%
Public Finance Authority, Revenue Bonds,
4.00%, 07/01/2051	250,000	213,095
5.00%, 06/15/2053	175,000	177,605
Series A,
4.25%, 12/01/2051 (A)	1,500,000	1,287,956
5.00%, 06/15/2049 (A)	90,000	91,737

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds, (continued)
Series A, AGM,
4.00%, 07/01/2059	$ 1,000,000	$ 984,696
5.00%, 07/01/2054	1,000,000	1,071,550
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2056	2,350,000	2,011,682
5.00%, 08/01/2039	500,000	454,184

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, (continued)
Series A,
5.13%, 04/01/2057	$ 2,000,000	$ 1,753,117

		8,045,622

Total Municipal Government Obligations (Cost $168,823,722)		150,000,944

Total Investments (Cost $169,144,680)		150,325,881
Net Other Assets (Liabilities) - 7.3%		11,831,607

Net Assets - 100.0%		$162,157,488

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Security	$—	$324,937	$—	$324,937
Municipal Government Obligations	—	150,000,944	—	150,000,944

Total Investments	$—	$150,325,881	$—	$150,325,881

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $34,166,281, representing 21.1% of the Fund’s net assets.
(B)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Security	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$323,035	$324,937	0.2%

Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	600,010	615,333	0.4

Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	75,364	0.0	(E)

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	9,907	9,814	0.0	(E)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,027	0.0	(E)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets

Municipal Government Obligations	Oregon State Facilities Authority Revenue Bonds Series B 6.75%, 06/15/2022	11/19/2015	$85,002	$85,085	0.1%

Total			$1,116,036	$1,130,560	0.7%

(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2022; the maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2022, the total value of such securities is $389,550, representing 0.2% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2022, the value of this security is $49,078, representing less than 0.1% of the Fund’s net assets.
(J)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 19.3%
Banks - 6.0%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/16/2022 (B) (C)	$726,000	$600,748
Banco Santander Chile 3.18%, 10/26/2031 (D)	489,000	444,379
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	500,000	422,933
4.18%, 11/25/2027	528,000	519,566
CPI-YoY + 1.10%, 9.54% (A), 11/19/2024	1,000,000	1,078,020
Barclays Bank PLC CPI-YoY + 1.00%, 8.04% (A), 05/22/2023	2,600,000	2,570,264
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (D)	321,000	298,934
BPCE SA Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (D)	605,000	468,274
Citigroup, Inc. Fixed until 11/03/2031, 2.52% (A), 11/03/2032	320,000	267,917
Corestates Capital II 3-Month LIBOR + 0.65%, 1.69% (A), 01/15/2027 (D)	269,000	258,120
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (D)	215,000	168,502
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	319,742
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (D)	621,000	560,871

		7,978,270

Capital Markets - 2.3%
Deutsche Bank AG Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,319,000	1,100,352
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	600,000	496,486
Fixed until 11/10/2022 (B), 5.00% (A) (C)	702,000	672,165
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	111,000	88,917
CPI-YoY + 2.00%, 8.00% (A), 04/25/2023 - 06/09/2023	643,000	665,716

		3,023,636

Chemicals - 0.2%
Westlake Corp. 3.38%, 08/15/2061	461,000	331,815

Commercial Services & Supplies - 0.6%
Triton Container International Ltd. 3.15%, 06/15/2031 (D)	880,000	750,698

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.8%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	$ 622,000	$ 534,920
Synchrony Financial 2.88%, 10/28/2031	650,000	529,977

		1,064,897

Food Products - 0.4%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (D)	581,000	583,485

Hotels, Restaurants & Leisure - 0.4%
Magallanes, Inc. 5.14%, 03/15/2052 (D)	675,000	605,905

Insurance - 1.0%
Enstar Group Ltd. 3.10%, 09/01/2031	742,000	627,177
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.63% (A), 02/12/2067 (D)	898,000	788,955

		1,416,132

Metals & Mining - 3.9%
Anglo American Capital PLC 3.88%, 03/16/2029 (D)	1,575,000	1,494,223
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	466,000	416,860
Glencore Funding LLC
2.63%, 09/23/2031 (D)	423,000	353,610
2.85%, 04/27/2031 (D)	791,000	675,701
Newcrest Finance Pty Ltd. 5.75%, 11/15/2041 (D)	446,000	464,553
South32 Treasury Ltd. 4.35%, 04/14/2032 (C)	849,000	818,003
Teck Resources Ltd. 6.25%, 07/15/2041	790,000	858,303
Vale Overseas Ltd. 3.75%, 07/08/2030	88,000	79,530

		5,160,783

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (C)	127,000	107,644

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp. 4.25%, 01/15/2030 (C)	500,000	464,530
Cenovus Energy, Inc. 4.25%, 04/15/2027	397,000	397,582
Diamondback Energy, Inc. 4.40%, 03/24/2051 (C)	424,000	381,896
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (C)	731,000	700,723
Energy Transfer LP
4.95%, 05/15/2028	253,000	252,698
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	587,350
EnLink Midstream Partners LP Fixed until 12/15/2022 (B), 6.00% (A)	133,000	98,420
Enterprise Products Operating LLC
3.70%, 01/31/2051	435,000	353,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	$ 243,000	$ 222,174
Williams Cos., Inc. 3.50%, 10/15/2051	342,000	263,054

		3,722,093

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc. 2.60%, 02/15/2033 (D)	1,286,000	1,034,787

Total Corporate Debt Securities (Cost $28,642,996)		25,780,145

FOREIGN GOVERNMENT OBLIGATIONS - 25.2%
Australia - 4.4%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 5,000,000	3,967,349
2.50%, 09/20/2030 (E)	1,750,000	1,828,308

		5,795,657

Canada - 1.6%
Canadian Government Real Return Bond
4.00%, 12/01/2031	CAD 562,062	582,002
4.25%, 12/01/2026	1,670,920	1,565,433

		2,147,435

Germany - 1.2%
Deutsche Bundesrepublik Inflation-Linked Bond 0.50%, 04/15/2030 (E)	EUR 1,234,893	1,603,796

Japan - 3.2%
Japan Government CPI-Linked Bond 0.10%, 03/10/2026	JPY 281,855,750	2,285,904
0.01%, 03/10/2031	243,590,400	2,006,535

		4,292,439

Mexico - 0.4%
Mexico Government International Bond 4.28%, 08/14/2041	$ 686,000	570,779

New Zealand - 4.4%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 7,375,000	5,849,113

Spain - 2.1%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (E)	EUR 1,199,781	1,459,575
1.00%, 11/30/2030 (E)	1,109,100	1,391,175

		2,850,750

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 7.9%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 4,951,898	$ 7,318,149
1.25%, 11/22/2032 (E)	1,769,148	3,209,298

		10,527,447

Total Foreign Government Obligations (Cost $34,957,025)		33,637,416

U.S. GOVERNMENT OBLIGATIONS - 54.0%
U.S. Treasury Inflation-Protected Securities - 54.0%
U.S. Treasury Inflation-Protected Indexed Bond
0.13%, 02/15/2051 - 02/15/2052	$5,595,975	5,179,988
0.75%, 02/15/2042 - 02/15/2045	2,318,943	2,447,309
1.00%, 02/15/2046	2,274,357	2,534,664
1.38%, 02/15/2044	973,592	1,155,621
2.13%, 02/15/2040	918,582	1,213,557
2.38%, 01/15/2025	3,159,870	3,472,524
3.38%, 04/15/2032	1,917,504	2,590,503
3.88%, 04/15/2029	2,242,916	2,875,401
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 01/15/2023 - 07/15/2031	22,282,593	22,958,973
0.25%, 01/15/2025 - 07/15/2029	3,193,366	3,308,569
0.38%, 07/15/2025 - 07/15/2027	5,991,023	6,268,596
0.50%, 01/15/2028	1,724,790	1,805,791
0.63%, 04/15/2023 - 01/15/2026	15,643,440	16,338,136

Total U.S. Government Obligations (Cost $71,016,245)		72,149,632

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.7%
Money Market Fund - 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.29% (F)	964,017	964,017

Total Short-Term Investment Company (Cost $964,017)		964,017

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (F)	2,157,750	2,157,750

Total Other Investment Company (Cost $2,157,750)		2,157,750

Total Investments (Cost $137,738,033)		134,688,960
Net Other Assets (Liabilities) - (0.8)%		(1,011,747)

Net Assets - 100.0%		$133,677,213

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/12/2022	USD	4,645,779	AUD	6,500,000	$52,282	$—
JPMS	05/12/2022	USD	785,639	CAD	1,000,000	7,245	—
JPMS	05/12/2022	USD	6,005,840	EUR	5,275,000	438,223	—
JPMS	05/12/2022	USD	11,457,906	GBP	8,531,000	730,765	—
JPMS	05/12/2022	USD	4,513,516	JPY	550,130,000	272,773	—
JPMS	05/12/2022	USD	1,643,387	MXN	34,000,000	—	(18,725)
JPMS	05/12/2022	USD	4,633,737	NZD	7,000,000	114,410	—
JPMS	05/12/2022	MXN	34,000,000	USD	1,662,340	—	(228)
JPMS	05/12/2022	EUR	1,000,000	USD	1,098,273	—	(42,801)
JPMS	05/12/2022	GBP	175,000	USD	227,439	—	(7,388)

Total						$1,615,698	$(69,142)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$25,780,145	$—	$25,780,145
Foreign Government Obligations	—	33,637,416	—	33,637,416
U.S. Government Obligations	—	72,149,632	—	72,149,632
Short-Term Investment Company	964,017	—	—	964,017
Other Investment Company	2,157,750	—	—	2,157,750

Total Investments	$3,121,767	$131,567,193	$—	$134,688,960

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$1,615,698	$—	$1,615,698

Total Other Financial Instruments	$—	$1,615,698	$—	$1,615,698

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(69,142)	$—	$(69,142)

Total Other Financial Instruments	$—	$(69,142)	$—	$(69,142)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,987,077, collateralized by cash collateral of $2,157,750 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $892,005. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $8,950,997, representing 6.7% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $26,626,763, representing 19.9% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
CPI-YoY	Consumer Price Index-Year over Year

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.7%
Banks - 1.2%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/16/2022 (B)	$394,000	$326,026
Banco Santander Chile 3.18%, 10/26/2031 (C)	263,000	239,001
Bank of America Corp. 4.18%, 11/25/2027	150,000	147,604
Citigroup, Inc. Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	142,331
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	168,502
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	167,843

		1,191,307

Capital Markets - 0.3%
Goldman Sachs Group, Inc. Fixed until 07/21/2031, 2.38% (A), 07/21/2032	350,000	289,617
Morgan Stanley Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	44,058

		333,675

Chemicals - 0.2%
Westlake Corp. 3.38%, 08/15/2061	230,000	165,548

Commercial Services & Supplies - 0.2%
Triton Container International Ltd. 3.15%, 06/15/2031 (C)	274,000	233,740

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	203,000	174,580

Food Products - 0.2%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	200,000	200,856

Hotels, Restaurants & Leisure - 0.2%
Magallanes, Inc. 5.14%, 03/15/2052 (C)	247,000	221,716

Insurance - 0.6%
Enstar Group Ltd. 3.10%, 09/01/2031	197,000	166,515
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.63% (A), 02/12/2067 (C) (D)	487,000	427,863

		594,378

Metals & Mining - 1.7%
Anglo American Capital PLC 3.88%, 03/16/2029 (C)	575,000	545,510
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030 (D)	200,000	178,910
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	127,066
2.85%, 04/27/2031 (C)	200,000	170,847

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
South32 Treasury Ltd. 4.35%, 04/14/2032 (C) (D)	$ 311,000	$ 299,645
Teck Resources Ltd. 6.25%, 07/15/2041	368,000	399,817
Vale Overseas Ltd. 3.75%, 07/08/2030	49,000	44,284

		1,766,079

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (D)	66,000	55,941

Oil, Gas & Consumable Fuels - 1.7%
Apache Corp. 4.25%, 01/15/2030 (D)	140,000	130,068
Cenovus Energy, Inc. 4.25%, 04/15/2027	166,000	166,243
Diamondback Energy, Inc. 4.40%, 03/24/2051 (D)	221,000	199,055
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (D)	397,000	380,557
Energy Transfer LP
4.95%, 05/15/2028 (D)	169,000	168,798
Fixed until 02/15/2023 (B), 6.25% (A) (D)	375,000	318,750
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	123,580
Fixed until 08/16/2027, 5.25% (A), 08/16/2077 (D)	132,000	120,687
Williams Cos., Inc. 3.50%, 10/15/2051 (D)	170,000	130,758

		1,738,496

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc. 2.60%, 02/15/2033 (C) (D)	150,000	120,698

Total Corporate Debt Securities (Cost $7,632,748)		6,797,014

FOREIGN GOVERNMENT OBLIGATIONS - 11.8%
Australia - 2.8%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 1,200,000	952,164
2.50%, 09/20/2030 (E)	1,775,000	1,854,426

		2,806,590

Canada - 1.8%
Canadian Government Real Return Bond 4.25%, 12/01/2026	CAD 1,963,331	1,839,384

Japan - 1.0%
Japan Government CPI-Linked Bond 0.10%, 03/10/2026	JPY 61,495,800	498,743
0.01%, 03/10/2031	60,897,600	501,634

		1,000,377

Mexico - 0.3%
Mexico Government International Bond 4.28%, 08/14/2041	$351,000	292,046

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.1%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 3,900,000	$ 3,093,091

Spain - 0.8%
Spain Government Inflation-Linked Bond 0.70%, 11/30/2033 (E)	EUR 654,426	796,132

United Kingdom - 2.0%
U.K. Inflation-Linked Gilt 0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 1,383,834	2,046,390

Total Foreign Government Obligations (Cost $11,946,628)		11,874,010

U.S. GOVERNMENT OBLIGATIONS - 80.8%
U.S. Treasury Inflation-Protected Securities - 80.8%
U.S. Treasury Inflation-Protected Indexed Bond
0.13%, 02/15/2051 - 02/15/2052	$2,649,469	2,454,229
0.25%, 02/15/2050	1,103,210	1,049,457
0.63%, 02/15/2043	55,514	57,190
0.75%, 02/15/2042 - 02/15/2045	2,098,349	2,218,030
1.00%, 02/15/2046 - 02/15/2048	4,286,705	4,822,478
1.38%, 02/15/2044	1,034,455	1,227,863
1.75%, 01/15/2028	2,795,742	3,128,582
2.00%, 01/15/2026	3,050,979	3,371,213
2.13%, 02/15/2040 - 02/15/2041	3,107,781	4,109,309
2.38%, 01/15/2025 - 01/15/2027	5,070,809	5,672,555
2.50%, 01/15/2029	1,149,190	1,358,861
3.38%, 04/15/2032	577,488	780,173
3.63%, 04/15/2028	832,969	1,029,379
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 01/15/2023 - 07/15/2031	16,693,921	17,209,569
0.13%, 01/15/2032 (D)	2,148,699	2,186,749

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Note (continued)
0.25%, 01/15/2025	$ 3,233,223	$ 3,363,183
0.38%, 07/15/2023 - 07/15/2027	12,470,579	13,009,589
0.50%, 01/15/2028	2,529,622	2,648,420
0.63%, 04/15/2023 - 01/15/2026	10,255,542	10,717,622
0.75%, 07/15/2028	1,129,930	1,205,803

Total U.S. Government Obligations (Cost $78,763,648)		81,620,254

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.29% (F)	363,499	363,499

Total Short-Term Investment Company (Cost $363,499)		363,499

OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (F)	$3,864,498	3,864,498

Total Other Investment Company (Cost $3,864,498)		3,864,498

Total Investments (Cost $102,571,021)		104,519,275
Net Other Assets (Liabilities) - (3.5)%		(3,547,736)

Net Assets - 100.0%		$100,971,539

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/12/2022	USD	2,501,573	AUD	3,500,000	$28,152	$—
JPMS	05/12/2022	USD	1,453,432	CAD	1,850,000	13,403	—
JPMS	05/12/2022	USD	882,040	EUR	775,000	64,049	—
JPMS	05/12/2022	USD	2,211,730	GBP	1,645,000	143,257	—
JPMS	05/12/2022	USD	1,045,662	JPY	127,974,000	59,160	—
JPMS	05/12/2022	USD	2,846,438	NZD	4,300,000	70,280	—
JPMS	05/12/2022	GBP	20,000	USD	25,993	—	(845)

Total						$378,301	$(845)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$6,797,014	$—	$6,797,014
Foreign Government Obligations	—	11,874,010	—	11,874,010
U.S. Government Obligations	—	81,620,254	—	81,620,254
Short-Term Investment Company	363,499	—	—	363,499
Other Investment Company	3,864,498	—	—	3,864,498

Total Investments	$4,227,997	$100,291,278	$—	$104,519,275

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$378,301	$—	$378,301

Total Other Financial Instruments	$—	$378,301	$—	$378,301

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(845)	$—	$(845)

Total Other Financial Instruments	$—	$(845)	$—	$(845)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $2,755,444, representing 2.7% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,083,375, collateralized by cash collateral of $3,864,498 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $302,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $8,742,203, representing 8.7% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.7%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	$1,109,744	$1,042,843
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	365,236	361,977
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 2.04% (B), 10/18/2030 (A)	11,780,000	11,714,562
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,977,738	2,628,841
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,133,806	2,813,516
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,835,091	3,504,706
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	342,013	337,714
ICG US CLO Ltd. Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 2.26% (B), 10/20/2034 (A)	2,755,000	2,717,992
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	412,622	413,975
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	614,760	615,637
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	1,012,787	968,731
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A)	519,678	522,469
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	929,462	930,294
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	487,377	477,263
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (A)	11,450,000	11,167,898
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	7,645,000	7,404,894
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	496,000	495,340
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.25% (B), 01/20/2031 (A)	3,600,000	3,585,989
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (A)	5,544,232	5,520,166

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	$ 215,589	$ 215,621
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	968,655	966,200
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	792,529	790,315
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	633,954	616,538
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.16% (B), 07/20/2030 (A)	6,450,000	6,424,464
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 1.02% (B), 11/25/2046 (A)	460,040	442,347
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	3,683,607	3,478,660
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	81,054	80,944
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	282,764	282,462
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	834,875	832,141
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	385,718	384,943
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,198,507	1,179,411
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	3,771,234	3,728,991
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,723,532	2,648,087
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	2,632,977	2,444,053
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	4,500,000	4,258,548
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	1,067,577	1,050,968
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (A)	1,751,241	1,725,146
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 2.20% (B), 10/20/2028 (A)	5,989,439	5,959,019

Total Asset-Backed Securities (Cost $97,643,160)		94,733,665

CORPORATE DEBT SECURITIES - 36.1%
Aerospace & Defense - 0.7%
BAE Systems PLC 3.40%, 04/15/2030 (A)	2,003,000	1,870,412
Boeing Co.
3.50%, 03/01/2039	3,904,000	3,011,950
5.15%, 05/01/2030	2,754,000	2,745,475

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028 (A)	$ 2,471,000	$ 2,161,482

		9,789,319

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. 2.65%, 07/15/2031 (A)	5,332,000	4,376,857

Airlines - 0.6%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	171	161
JetBlue Pass-Through Trust 2.75%, 11/15/2033	3,814,091	3,432,878
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (A)	2,691,319	2,745,145
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	35,922	36,092
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,193,270	2,143,740

		8,358,016

Auto Components - 0.2%
Aptiv PLC / Aptiv Corp. 3.25%, 03/01/2032 (C)	1,668,000	1,473,313
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	1,948,000	1,931,304

		3,404,617

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	1,960,000	2,000,678
6.25%, 10/02/2043	772,000	799,524

		2,800,202

Banks - 4.9%
ABN AMRO Bank NV Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	3,400,000	2,863,564
Banco Santander SA 2.75%, 12/03/2030	2,000,000	1,636,532
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (B), 09/21/2036	3,722,000	2,984,092
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	1,942,000	1,456,082
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	3,090,000	2,926,801
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	5,972,000	5,955,376
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (B), 10/27/2028	6,415,000	6,108,811
Commerzbank AG 8.13%, 09/19/2023 (A)	4,227,000	4,400,546
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	1,044,000	865,717
5.02%, 06/26/2024 (A)	2,745,000	2,684,906

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	$ 5,355,000	$ 4,712,043
Fixed until 01/25/2032, 2.96% (B), 01/25/2033	3,321,000	2,925,461
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	1,322,000	1,283,902
4.13%, 12/15/2026	2,997,000	2,981,446
Svenska Handelsbanken AB 0.41%, 05/24/2022	10,250,000	10,245,672
UniCredit SpA Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,001,000	4,138,287
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	1,268,000	1,156,987
4.10%, 06/03/2026	3,911,000	3,895,829
4.61%, 04/25/2053	4,383,000	4,339,095
Fixed until 06/15/2024 (D), 5.90% (B)	1,573,000	1,537,608

		69,098,757

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,365,000	2,177,993
4.75%, 01/23/2029	2,770,000	2,853,125
Constellation Brands, Inc.
3.15%, 08/01/2029	770,000	707,225
3.70%, 12/06/2026	1,010,000	1,001,685
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	2,574,000	2,361,088

		9,101,116

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,254,000	1,222,085
4.05%, 11/21/2039	1,702,000	1,560,819
Amgen, Inc. 2.00%, 01/15/2032	2,617,000	2,163,591
CSL UK Holdings Ltd. 4.63%, 04/27/2042 (A)	1,471,000	1,448,219
Gilead Sciences, Inc. 4.15%, 03/01/2047	852,000	780,965

		7,175,679

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,047,000	1,670,241
3.75%, 12/01/2027	1,999,000	1,948,769
Carrier Global Corp. 2.72%, 02/15/2030	2,353,000	2,082,854
Owens Corning 7.00%, 12/01/2036	3,696,000	4,253,000

		9,954,864

Capital Markets - 1.9%
Charles Schwab Corp. Fixed until 06/01/2026 (D), 4.00% (B)	4,047,000	3,669,617
Credit Suisse Group AG Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	2,419,000	2,308,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	$ 1,617,000	$ 1,594,582
Fixed until 04/08/2030, 5.88% (B), 07/08/2031	2,738,000	2,661,257
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	5,550,000	4,853,297
6.75%, 10/01/2037	2,654,000	3,067,563
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	3,321,000	2,733,800
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	1,181,000	1,054,866
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	3,544,000	2,838,954
5.00%, 11/24/2025	2,215,000	2,275,226

		27,057,312

Chemicals - 0.2%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	2,654,000	2,229,384

Commercial Services & Supplies - 0.8%
ADT Security Corp. 4.13%, 08/01/2029 (A)	2,731,000	2,318,701
Ashtead Capital, Inc.
2.45%, 08/12/2031 (A)	1,478,000	1,206,184
4.25%, 11/01/2029 (A)	1,623,000	1,551,879
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	1,479,000	1,467,634
3.85%, 11/15/2024 (A)	2,171,000	2,186,615
Triton Container International Ltd. / TAL International Container Corp. 3.25%, 03/15/2032	3,232,000	2,757,351

		11,488,364

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	1,999,000	1,746,207

Consumer Finance - 1.0%
Ally Financial, Inc. 8.00%, 11/01/2031	3,475,000	4,138,333
BMW US Capital LLC 2.80%, 04/11/2026 (A)	2,662,000	2,570,713
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	3,928,000	3,702,395
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028 (A)	2,548,000	2,169,972
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A) (C)	1,851,000	1,617,868

		14,199,281

Containers & Packaging - 0.2%
Sonoco Products Co.
2.25%, 02/01/2027	1,999,000	1,858,406
2.85%, 02/01/2032	1,400,000	1,225,327

		3,083,733

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	$ 3,414,000	$ 2,652,254
4.45%, 04/03/2026	3,330,000	3,252,280
4.50%, 09/15/2023	2,332,000	2,337,235
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,781,000	1,592,179
5.50%, 12/15/2024 (A)	4,523,000	4,592,846
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,511,000	1,451,572
3.85%, 06/15/2025 (A)	2,275,000	2,261,013

		18,139,379

Diversified Telecommunication Services - 0.7%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (A)	2,546,000	2,291,400
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	902,145
Verizon Communications, Inc.
1.68%, 10/30/2030	3,127,000	2,537,379
2.99%, 10/30/2056	5,214,000	3,718,011

		9,448,935

Electric Utilities - 1.3%
Appalachian Power Co. 3.40%, 06/01/2025 (C)	2,210,000	2,206,786
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	328,000	353,155
DTE Electric Co. 4.30%, 07/01/2044	3,898,000	3,737,645
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	5,399,000	4,933,907
Duke Energy Progress LLC 3.60%, 09/15/2047	1,457,000	1,245,015
Entergy Arkansas LLC 3.70%, 06/01/2024	798,000	806,618
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	378,000	410,867
Pacific Gas & Electric Co. 2.50%, 02/01/2031	2,614,000	2,071,423
PacifiCorp
3.60%, 04/01/2024	1,559,000	1,569,823
5.75%, 04/01/2037	286,000	317,128
Public Service Electric & Gas Co. 3.00%, 05/15/2025	1,045,000	1,025,567

		18,677,934

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. 2.95%, 02/15/2032	1,920,000	1,645,970
Keysight Technologies, Inc. 4.60%, 04/06/2027	1,815,000	1,862,737
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	2,585,000	2,351,549

		5,860,256

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	2,916,000	2,829,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA 3.65%, 12/01/2023	$ 599,000	$ 603,239

		3,432,440

Equity Real Estate Investment Trusts - 2.9%
American Tower Trust #1 3.65%, 03/23/2028 (A)	1,500,000	1,479,774
Broadstone Net Lease LLC 2.60%, 09/15/2031	3,319,000	2,788,606
Corporate Office Properties LP
2.00%, 01/15/2029	868,000	724,401
2.25%, 03/15/2026	646,000	599,609
2.75%, 04/15/2031	636,000	540,246
Host Hotels & Resorts LP 2.90%, 12/15/2031	2,079,000	1,757,496
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	1,520,000	1,454,627
Office Properties Income Trust 3.45%, 10/15/2031	2,467,000	1,934,593
Physicians Realty LP 2.63%, 11/01/2031	3,021,000	2,542,994
Piedmont Operating Partnership LP 2.75%, 04/01/2032	2,002,000	1,625,530
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,426,000	3,163,283
1.88%, 07/15/2050 (A)	1,100,000	1,019,646
2.84%, 01/15/2050 (A)	9,139,000	8,872,692
3.45%, 03/15/2048 (A)	2,261,000	2,263,509
Simon Property Group LP 2.20%, 02/01/2031	2,001,000	1,697,793
Ventas Realty LP 3.25%, 10/15/2026	2,682,000	2,601,953
VICI Properties LP 4.95%, 02/15/2030	3,606,000	3,581,443
Weyerhaeuser Co. 4.00%, 04/15/2030	2,942,000	2,834,147

		41,482,342

Food & Staples Retailing - 0.4%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	3,122,000	2,527,133
Sysco Corp. 3.30%, 07/15/2026	3,170,000	3,093,165

		5,620,298

Food Products - 0.5%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	2,579,000	2,234,949
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%, 02/02/2029 (A)	2,337,000	2,082,875
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (A)	3,367,000	2,845,115

		7,162,939

Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75%, 09/23/2026 (A)	1,862,000	1,773,890
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	2,762,000	2,460,164

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV 5.00%, 03/15/2042	$ 1,155,000	$ 1,171,076

		5,405,130

Health Care Providers & Services - 1.4%
Anthem, Inc. 2.25%, 05/15/2030	1,698,000	1,469,941
Centene Corp. 3.38%, 02/15/2030	2,847,000	2,543,652
Cigna Corp. 2.40%, 03/15/2030	2,421,000	2,119,971
CVS Health Corp.
2.70%, 08/21/2040	1,856,000	1,403,292
3.75%, 04/01/2030	2,886,000	2,760,545
HCA, Inc.
4.13%, 06/15/2029	999,000	957,727
5.25%, 04/15/2025	959,000	988,405
5.50%, 06/15/2047	1,546,000	1,521,451
Health Care Service Corp. 2.20%, 06/01/2030 (A)	2,810,000	2,424,653
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	1,566,000	1,431,072
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	1,710,000	1,598,269

		19,218,978

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
2.95%, 03/15/2031	795,000	683,044
3.80%, 02/15/2028	1,497,000	1,427,252
Hyatt Hotels Corp. 1.80%, 10/01/2024	1,324,000	1,259,256
Magallanes, Inc. 5.05%, 03/15/2042 (A)	3,482,000	3,171,394

		6,540,946

Household Durables - 0.2%
D.R. Horton, Inc. 4.38%, 09/15/2022	2,223,000	2,228,666

Industrial Conglomerates - 0.1%
General Electric Co. 4.13%, 10/09/2042	1,481,000	1,376,199

Insurance - 1.8%
Enstar Group Ltd. 3.10%, 09/01/2031	2,952,000	2,495,183
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	4,754,000	4,227,985
Global Atlantic Finance Co. 3.13%, 06/15/2031 (A)	4,979,000	4,217,264
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A)	4,906,000	4,895,992
6.63%, 05/01/2031 (A)	1,348,000	1,386,842
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,249,000	2,845,377
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 3.49% (B), 12/15/2065	5,842,000	5,228,590

		25,297,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.5%
Baidu, Inc. 4.38%, 05/14/2024	$ 4,652,000	$ 4,706,395
Tencent Holdings Ltd. 3.28%, 04/11/2024 (A)	2,683,000	2,661,943

		7,368,338

IT Services - 0.2%
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	2,902,000	2,509,853

Machinery - 0.1%
Flowserve Corp. 2.80%, 01/15/2032	2,501,000	2,062,040

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	1,925,000	1,581,573
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (A)	2,020,000	1,898,194
Comcast Corp. 2.94%, 11/01/2056 (A)	866,000	621,873
NBCUniversal Media LLC 4.45%, 01/15/2043	1,792,000	1,718,621
Paramount Global 4.20%, 05/19/2032	1,572,000	1,451,417

		7,271,678

Metals & Mining - 0.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	2,277,000	2,220,858
4.75%, 04/10/2027 (A)	905,000	908,311
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	3,864,000	3,873,119
Glencore Funding LLC 2.63%, 09/23/2031 (A)	2,659,000	2,222,809

		9,225,097

Multi-Utilities - 0.3%
Black Hills Corp. 4.25%, 11/30/2023	2,555,000	2,586,705
CMS Energy Corp.
3.88%, 03/01/2024 (C)	387,000	389,411
4.88%, 03/01/2044	521,000	522,813
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	1,115,000	1,117,103

		4,616,032

Oil, Gas & Consumable Fuels - 2.7%
Boardwalk Pipelines LP 3.40%, 02/15/2031	1,670,000	1,480,277
BP Capital Markets PLC 3.12%, 05/04/2026	4,209,000	4,065,751
Chevron USA, Inc. 3.25%, 10/15/2029	2,185,000	2,104,329
Energy Transfer LP
4.90%, 02/01/2024	1,530,000	1,551,782
5.15%, 03/15/2045	891,000	807,893
5.95%, 10/01/2043	691,000	672,676
7.60%, 02/01/2024	2,160,000	2,277,676

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC 4.25%, 02/15/2048	$ 4,458,000	$ 3,930,780
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	1,698,000	1,716,565
Occidental Petroleum Corp. 5.55%, 03/15/2026	5,039,000	5,164,975
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,833,232
6.88%, 08/04/2026	1,410,000	1,402,442
7.69%, 01/23/2050	641,000	502,223
Pioneer Natural Resources Co. 2.15%, 01/15/2031	3,281,000	2,770,563
Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/2029	1,655,000	1,509,152
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,544,000	1,515,794
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (A)	323,000	313,815
Shell International Finance BV
2.50%, 09/12/2026	1,668,000	1,591,329
3.75%, 09/12/2046	1,527,000	1,381,103
Williams Cos., Inc. 5.40%, 03/04/2044	585,000	586,353

		38,178,710

Personal Products - 0.2%
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027 (A)	3,635,000	3,519,698

Pharmaceuticals - 0.6%
Astrazzeneca Finance LLC 1.20%, 05/28/2026	1,383,000	1,258,262
AstraZeneca PLC 4.38%, 08/17/2048	1,275,000	1,300,872
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	2,230,000	2,214,270
Bristol-Myers Squibb Co. 1.45%, 11/13/2030	1,702,000	1,385,676
Royalty Pharma PLC 2.20%, 09/02/2030	2,221,000	1,855,235
Viatris, Inc. 2.30%, 06/22/2027	1,329,000	1,177,096

		9,191,411

Professional Services - 0.3%
Equifax, Inc. 2.60%, 12/01/2024	2,138,000	2,083,164
Experian Finance PLC 2.75%, 03/08/2030 (A)	2,582,000	2,333,228

		4,416,392

Road & Rail - 0.4%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	4,672,000	4,389,802
5.50%, 01/15/2026 (A)	1,741,000	1,744,826

		6,134,628

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc. 1.95%, 02/15/2028 (A)	1,106,000	958,425

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris Escrow Corp. 4.75%, 04/15/2029 (A)	$ 2,986,000	$ 2,877,787
KLA Corp. 3.30%, 03/01/2050	2,318,000	1,932,680
Microchip Technology, Inc. 0.98%, 09/01/2024 (A)	2,438,000	2,288,172
Micron Technology, Inc. 2.70%, 04/15/2032	3,930,000	3,273,093
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (A)	1,240,000	908,872
3.40%, 05/01/2030 (A)	1,216,000	1,109,046
QUALCOMM, Inc. 3.25%, 05/20/2027 - 05/20/2050	3,497,000	3,222,305
Skyworks Solutions, Inc. 1.80%, 06/01/2026	1,350,000	1,229,319
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	5,908,000	4,777,352

		22,577,051

Software - 0.7%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	570,000	505,958
Infor, Inc. 1.75%, 07/15/2025 (A)	2,732,000	2,546,033
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	3,484,000	3,451,747
Workday, Inc. 3.50%, 04/01/2027	3,274,000	3,194,314

		9,698,052

Specialty Retail - 0.2%
Lowe’s Cos., Inc. 3.75%, 04/01/2032 (C)	2,476,000	2,336,434

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc. 2.65%, 05/11/2050	1,986,000	1,519,650
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	2,232,000	2,357,699
Seagate HDD Cayman 4.13%, 01/15/2031	3,751,000	3,291,502
Western Digital Corp. 2.85%, 02/01/2029	3,762,000	3,331,976

		10,500,827

Tobacco - 0.7%
Altria Group, Inc. 2.45%, 02/04/2032	3,009,000	2,413,915
BAT Capital Corp.
2.26%, 03/25/2028	3,028,000	2,588,580
4.91%, 04/02/2030	2,213,000	2,135,591
BAT International Finance PLC 4.45%, 03/16/2028	2,197,000	2,117,524

		9,255,610

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV 4.38%, 07/16/2042	2,100,000	1,973,536
Rogers Communications, Inc. 3.80%, 03/15/2032 (A)	4,017,000	3,720,944

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Corp. 7.88%, 09/15/2023	$ 1,290,000	$ 1,346,437
T-Mobile USA, Inc.
3.50%, 04/15/2031	700,000	620,431
3.88%, 04/15/2030	3,631,000	3,442,581

		11,103,929

Total Corporate Debt Securities (Cost $562,297,236)		513,721,163

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050	825,000	655,462

Colombia - 0.2%
Colombia Government International Bond 4.50%, 01/28/2026	3,650,000	3,497,904

Indonesia - 0.2%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	3,205,000	3,307,465

Mexico - 0.2%
Mexico Government International Bond 3.75%, 01/11/2028 (C)	2,481,000	2,390,295

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	735,000	710,326

Peru - 0.0% (E)
Peru Government International Bond 7.35%, 07/21/2025	390,000	426,949

Poland - 0.0% (E)
Republic of Poland Government International Bond 3.00%, 03/17/2023	500,000	499,214

Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	913,000	923,489

Total Foreign Government Obligations (Cost $12,926,288)		12,411,104

MORTGAGE-BACKED SECURITIES - 7.8%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 1.29% (B), 08/25/2035	362,075	320,032
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	500,170	445,568
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 1.23% (B), 11/20/2035	368,756	320,398
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,754,989	2,398,009
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	726,231	465,737
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (A)	1,893,357	1,880,496

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (A)	$ 1,100,000	$ 1,098,106
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 2.74% (B), 11/25/2034	27,360	27,412
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.17% (B), 02/25/2034	20,957	20,887
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 1.25% (B), 04/25/2035	75,466	68,678
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	6,891,216	6,387,713
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	830,796	828,132
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,079,705
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	265,367	256,364
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	276,520	270,113
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	1,467,347	1,452,993
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	572,616
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,669,325	1,655,988
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,692,975
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	8,485,000	8,253,489
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	7,035,000	6,886,935
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.61% (B), 12/27/2036 (A)	321,913	324,932
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,892,249	6,226,360
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,695,412	4,384,665
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (A)	6,050,000	5,858,286
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.22% (B), 03/18/2035	3,782	3,567
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	4,664,567	4,624,925

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 1.11% (B), 06/19/2034	$ 172,563	$ 163,328
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 1.47% (B), 10/25/2034	6,525	6,423
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.06% (B), 08/25/2037	303,212	264,667
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class B, 3.77%, 06/10/2027 (A)	4,800,000	1,326,528
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.70% (B), 02/25/2034	12,632	11,830
Series 2006-A2, Class 5A1,
2.28% (B), 11/25/2033	10,217	10,257
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	152,661	74,652
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 2.81% (B), 11/25/2035 (A)	200,842	138,744
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 1.31% (B), 10/25/2028	7,282	7,095
Series 2004-A1, Class 2A1,
2.32% (B), 02/25/2034	51,158	51,430
Series 2005-A4, Class 2A2,
2.45% (B), 07/25/2035	48,378	45,389
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,800,659
Series 2013-C11, Class B,
4.50% (B), 08/15/2046	1,035,000	760,785
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	900,401	860,481
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	369,594	362,360
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	275,840	267,700
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	967,547	949,862
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	1,226,405	1,194,699
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	1,129,730	1,104,151
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,579,591	1,520,610
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,997,377	1,975,186
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	869,762	855,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	$ 3,183,080	$ 3,143,105
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,572,088	1,539,697
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	977,491	959,033
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	3,571,376	3,501,363
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,664,730	1,637,573
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	9,507,000	9,466,648
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (A)	6,500,000	6,060,858
RALI Trust Series 2007-QO4, Class A1A, 1-Month LIBOR + 0.38%, 1.05% (B), 05/25/2047	301,163	285,783
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.02% (B), 07/25/2035	210,348	143,418
Series 2007-3, Class 3A1,
3.26% (B), 04/25/2047	530,267	303,005
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 1.25% (B), 01/19/2034	15,426	15,156
Towd Point Mortgage Trust Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	5,051,798	4,806,774
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 1.25% (B), 07/25/2045	20,349	19,747
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 1.03% (B), 07/25/2047	24,628	491
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	2,889,297

Total Mortgage-Backed Securities (Cost $120,622,260)		110,328,932

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	270,000	331,329

Total Municipal Government Obligation (Cost $319,562)		331,329

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.3%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 1.79% (B), 05/01/2037	$ 14,005	$ 14,355
6-Month LIBOR + 1.57%, 1.82% (B), 02/01/2037	2,473	2,465
6-Month LIBOR + 1.57%, 1.91% (B), 04/01/2037	21,704	22,057
12-Month LIBOR + 1.66%, 1.96% (B), 01/01/2038	54,097	55,635
12-Month LIBOR + 1.73%, 1.98% (B), 09/01/2035	171,105	176,074
12-Month LIBOR + 1.75%, 2.00% (B), 12/01/2034	6,378	6,477
12-Month LIBOR + 1.80%, 2.05% (B), 09/01/2037	10,279	10,662
6-Month LIBOR + 2.12%, 2.25% (B), 05/01/2037	4,907	4,916
12-Month LIBOR + 1.90%, 2.40% (B), 02/01/2041	49,829	50,401
5.00%, 12/01/2035	228,372	243,668
6.00%, 05/01/2031	160,626	173,416
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,879,233	3,878,744
3.01%, 07/25/2025	12,812,000	12,750,531
3.06% (B), 08/25/2024	4,914,595	4,898,787
3.17%, 10/25/2024	2,140,000	2,143,149
3.49%, 01/25/2024	6,965,000	7,011,879
Federal National Mortgage Association
6-Month LIBOR + 0.93%, 1.26% (B), 08/01/2037	1,127	1,141
6-Month LIBOR + 1.51%, 1.73% (B), 01/01/2035	4,779	4,929
6-Month LIBOR + 1.53%, 1.78% (B), 08/01/2034	714	715
12-Month LIBOR + 1.74%, 2.09% (B), 08/01/2035	19,146	19,892
12-Month LIBOR + 1.75%, 2.25% (B), 03/01/2041	12,453	12,397
3.50%, 07/01/2028 - 01/01/2029	1,064,149	1,070,535
4.50%, 02/01/2025 - 04/01/2025	35,359	36,138
5.00%, 04/01/2039 - 11/01/2039	5,335,787	5,563,587
5.50%, 04/01/2036 - 12/01/2041	2,524,826	2,718,499
6.00%, 02/01/2034 - 01/01/2040	2,390,201	2,607,555
6.50%, 06/01/2038 - 05/01/2040	953,209	1,039,608
Government National Mortgage Association, Interest Only STRIPS 0.64% (B), 02/16/2053	2,815,851	52,550
Tennessee Valley Authority 5.88%, 04/01/2036	2,768,000	3,449,390
Uniform Mortgage-Backed Security
2.00%, TBA (F)	82,063,000	74,291,527
2.50%, TBA (F)	76,545,000	70,382,834
3.00%, TBA (F)	50,126,000	47,316,203
3.50%, TBA (F)	47,806,000	46,416,638
4.00%, TBA (F)	30,902,000	30,758,957

Total U.S. Government Agency Obligations (Cost $324,336,172)		317,186,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.9%
U.S. Treasury - 19.1%
U.S. Treasury Bond
1.25%, 05/15/2050	$ 3,201,000	$ 2,144,670
1.38%, 08/15/2050	1,413,000	977,288
1.88%, 02/15/2051 - 11/15/2051	20,739,000	16,336,299
2.00%, 02/15/2050	9,112,000	7,386,771
2.25%, 08/15/2046	3,501,000	2,966,551
2.38%, 05/15/2051	3,830,000	3,387,156
2.50%, 02/15/2045 - 05/15/2046	42,510,200	37,780,197
2.75%, 08/15/2042 - 11/15/2047	7,431,500	6,955,493
2.88%, 08/15/2045 - 05/15/2049	9,895,500	9,492,922
3.00%, 05/15/2042 - 08/15/2048	7,297,300	7,167,099
3.13%, 02/15/2042 - 05/15/2048	15,626,000	15,575,350
3.63%, 02/15/2044	9,479,600	10,143,172
5.25%, 02/15/2029	4,198,100	4,792,394
U.S. Treasury Note
0.25%, 05/31/2025	3,253,000	3,001,020
0.63%, 05/15/2030 - 08/15/2030	11,796,000	9,839,996
0.88%, 06/30/2026	2,410,100	2,216,256
1.13%, 02/15/2031 (C)	5,731,000	4,951,718
1.25%, 11/30/2026	12,997,000	12,068,933
1.38%, 11/15/2031	4,848,000	4,239,728
1.50%, 08/15/2026 - 02/15/2030	18,226,700	17,073,287
1.63%, 05/15/2026 - 05/15/2031	21,211,900	19,583,957
1.75%, 05/15/2023	1,619,200	1,612,179
1.88%, 02/15/2032	5,049,000	4,616,679
2.13%, 06/30/2022	2,305,000	2,310,461
2.25%, 11/15/2025 - 11/15/2027	13,649,900	13,190,291
2.38%, 01/31/2023	1,558,000	1,563,964
2.63%, 02/15/2029	2,275,400	2,231,225
2.88%, 05/15/2028 - 08/15/2028	35,899,800	35,732,872
3.13%, 11/15/2028	13,172,000	13,305,778

		272,643,706

U.S. Treasury Inflation-Protected Securities - 3.8%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	7,151,007	6,802,582
1.75%, 01/15/2028	4,218,794	4,721,053
2.50%, 01/15/2029	12,655,226	14,964,187
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	7,388,577	7,547,220
0.63%, 01/15/2024	18,944,294	19,773,847

		53,808,889

Total U.S. Government Obligations (Cost $351,486,587)		326,452,595

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 7.70% (B)	52,502	1,423,329

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (E)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	$ 187,473

Total Preferred Stocks (Cost $1,614,154)		1,610,802

	Principal	Value
COMMERCIAL PAPER - 19.1%
Banks - 2.3%
Korea Development Bank 0.84% (G), 06/08/2022	$15,000,000	14,986,666
Mackinac Funding Co. LLC 0.68% (G), 06/02/2022	16,000,000	15,987,322
Macquarie Bank Ltd. 0.68% (G), 06/06/2022	2,320,000	2,318,619

		33,292,607

Capital Markets - 1.1%
Cedar Springs Capital Co. LLC 0.39% (G), 05/02/2022	16,000,000	15,999,524

Consumer Finance - 1.2%
Toyota Motor Credit Corp. 1.02% (G), 07/14/2022	17,500,000	17,459,398

Diversified Financial Services - 13.3%
Atlantic Asset Securitization LLC 1.43% (G), 08/17/2022	12,773,000	12,719,804
Chariot Funding LLC 1.30% (G), 07/28/2022	16,000,000	15,950,400
Fairway Finance Co. LLC 0.30% (G), 05/03/2022	16,000,000	15,999,355
Glencove Funding LLC 0.99% (G), 07/08/2022	7,900,000	7,883,364
Lexington Parker Capital Co. LLC 0.53% (G), 05/16/2022	17,700,000	17,694,793
Liberty Funding LLC 0.39% (G), 05/13/2022	15,000,000	14,996,646
LMA-Americas LLC 1.13% (G), 07/18/2022	9,000,000	8,976,200
Mont Blanc Capital Corp. 0.92% (G), 06/13/2022	4,008,000	4,003,591
Old Line Funding LLC 0.53% (G), 05/24/2022	14,908,000	14,900,618
Ridgefield Funding Co. LLC
0.97% (G), 06/07/2022	17,000,000	16,984,604
1.02% (G), 06/10/2022	15,000,000	14,984,985
Sheffield Receivables Co. LLC 1.02% (G), 06/08/2022	15,000,000	14,985,950
Starbird Funding Corp.
0.31% (G), 05/13/2022	3,000,000	2,999,326
0.32% (G), 05/13/2022	9,425,000	9,422,881
1.02% (G), 07/11/2022	2,350,000	2,344,706
Victory Receivables Corp.
0.56% (G), 05/05/2022	7,060,000	7,059,525
1.02% (G), 07/08/2022	7,000,000	6,984,211

		188,890,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Electric Utilities - 0.1%
Siemens Capital Co. LLC 0.32% (G), 05/16/2022	$ 1,700,000	$ 1,699,577

Food Products - 1.1%
Britannia Funding Co. LLC 0.36% (G), 05/13/2022	15,000,000	14,996,570

Total Commercial Paper (Cost $272,353,272)		272,338,635

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury Bill 0.51% (G), 06/30/2022	36,931,000	36,888,632

Total Short-Term U.S. Government Obligation (Cost $36,899,304)		36,888,632

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (G)	6,827,531	6,827,531

Total Other Investment Company (Cost $6,827,531)		6,827,531

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (G), dated 04/29/2022, to be repurchased at $16,224,878 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $16,549,432.	$16,224,878	$ 16,224,878

Total Repurchase Agreement (Cost $16,224,878)		16,224,878

Total Investments (Cost $1,803,550,404)		1,709,055,577
Net Other Assets (Liabilities) - (20.1)%		(285,841,823)

Net Assets - 100.0%		$1,423,213,754

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$94,733,665	$—	$94,733,665
Corporate Debt Securities	—	513,721,163	—	513,721,163
Foreign Government Obligations	—	12,411,104	—	12,411,104
Mortgage-Backed Securities	—	110,328,932	—	110,328,932
Municipal Government Obligation	—	331,329	—	331,329
U.S. Government Agency Obligations	—	317,186,311	—	317,186,311
U.S. Government Obligations	—	326,452,595	—	326,452,595
Preferred Stocks	1,610,802	—	—	1,610,802
Commercial Paper	—	272,338,635	—	272,338,635
Short-Term U.S. Government Obligation	—	36,888,632	—	36,888,632
Other Investment Company	6,827,531	—	—	6,827,531
Repurchase Agreement	—	16,224,878	—	16,224,878

Total Investments	$8,438,333	$1,700,617,244	$—	$1,709,055,577

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $345,216,860, representing 24.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,938,420, collateralized by cash collateral of $6,827,531 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $257,705. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2022.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.6%
Alabama - 4.0%
Alabama Special Care Facilities Financing Authority, Revenue Bonds, 5.00%, 11/15/2046	$3,875,000	$4,118,330
Alabama State University, Revenue Bonds, 5.00%, 09/01/2038 - 09/01/2039	6,075,000	6,549,923
Bibb County Board of Education, Special Tax, Series B, BAM, 4.00%, 04/01/2045 - 04/01/2050	800,000	789,421
Black Belt Energy Gas District, Revenue Bonds, Fixed until 12/01/2031, 4.00% (A), 06/01/2051	8,925,000	9,173,277
County of Jefferson Sewer Revenue, Revenue Bonds, Series A, AGM, 5.50%, 10/01/2053	1,015,000	1,072,294
Dekalb-Jackson Cooperative District, Revenue Bonds, AGM, 4.05%, 01/01/2050	140,000	138,482
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds, AGM, 4.00%, 04/01/2025	70,000	72,204
Health Care Authority of the City of Huntsville, Revenue Bonds, Series B-1, 5.00%, 06/01/2038	4,050,000	4,439,621
Marshall County Board of Education, Special Tax, AGM, 4.00%, 03/01/2032	230,000	235,658
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds, Series A, 6.00%, 05/01/2040 (B)	2,850,000	2,926,344
Phenix City Board of Education, Special Tax, BAM, 4.00%, 08/01/2044	2,730,000	2,728,672
Saraland Board of Education, Special Tax, Series B, AGM, 4.00%, 06/01/2031	1,170,000	1,232,996
Saraland Public Educational Building Authority, Revenue Bonds, AGM, 4.00%, 12/01/2030	1,540,000	1,643,068
Southeast Energy Authority Cooperative District, Revenue Bonds, Series B, Fixed until 12/01/2031, 4.00% (A), 12/01/2051	45,000,000	45,597,033

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Alabama (continued)
University of North Alabama, Revenue Bonds, Series A, BAM, 4.00%, 11/01/2044	$ 4,760,000	$ 4,867,309

		85,584,632

Alaska - 0.0% (C)
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	69,278

Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds, 4.00%, 02/01/2050	4,675,000	4,570,594
Series A, 4.00%, 10/01/2049	950,000	931,756
5.00%, 03/01/2037	680,000	722,668
Series A, BAM, 5.00%, 06/01/2049 - 06/01/2058	17,280,000	18,620,568
Series B, 4.00%, 07/01/2041 - 07/01/2051	1,650,000	1,440,955
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (B) (D)	3,254,984	3,080,262
City of Litchfield Park Excise Tax Revenue, Revenue Bonds, 4.00%, 07/01/2041	775,000	797,117
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	35,000	36,462
County of Santa Cruz Pledged Revenue, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	145,863
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2038	250,000	240,595
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment, BAM, 3.00%, 01/01/2025	805,000	815,809
Industrial Development Authority of the City of Phoenix, Revenue Bonds, 5.00%, 07/01/2036	1,440,000	1,470,470
Industrial Development Authority of the County of Pima, Revenue Bonds, 4.00%, 04/01/2035 - 04/01/2036	1,665,000	1,669,532
La Paz County Industrial Development Authority, Revenue Bonds, 4.90%, 06/15/2028 (B)	460,000	457,577
Maricopa County Industrial Development Authority, Revenue Bonds, 4.00%, 07/01/2049 - 07/01/2054	2,650,000	2,682,590
Series A, 5.00%, 01/01/2034	175,000	182,292
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	41,286

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds, Class A, 4.00%, 12/01/2022 - 12/01/2026	$ 715,000	$ 725,090

		38,631,486

Arkansas - 0.5%
Little Rock School District, General Obligation Limited, 3.00%, 02/01/2026 - 02/01/2030	10,545,000	10,532,279

California - 13.7%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax, BAM, 5.00%, 09/01/2036 - 09/01/2039	3,200,000	3,621,061
Adelanto School District, Special Tax, BAM, 4.00%, 09/01/2035 - 09/01/2036	555,000	569,884
Alameda Corridor Transportation Authority, Revenue Bonds, Series B, AGM, 4.00%, 10/01/2035 - 10/01/2037	2,510,000	2,566,200
Avalon Community Improvement Agency Successor Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2025 - 09/01/2026	815,000	878,307
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds,
AGM, 3.00%, 10/01/2033	60,000	58,553
4.00%, 10/01/2027	185,000	194,307
Beaumont Public Improvement Authority, Revenue Bonds, Series A, AGM, 5.00%, 09/01/2038 - 09/01/2049	7,970,000	8,660,925
California County Tobacco Securitization Agency, Revenue Bonds, Series B-1, 1.75%, 06/01/2030	75,000	74,957
California Educational Facilities Authority, Revenue Bonds, 5.00%, 04/01/2051	7,000,000	8,574,474
California Health Facilities Financing Authority, Revenue Bonds, 5.00%, 08/15/2051 - 08/15/2055	3,420,000	3,757,160
Series B, 5.00%, 11/15/2031	75,000	81,676
California Housing Finance Agency, Revenue Bonds, Series E, FNMA, 2.50%, 02/01/2038	74,052	65,340
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	4,450,000	4,327,681
4.38%, 07/01/2025 (B)	520,000	531,629
5.00%, 01/01/2035 - 01/01/2049	14,900,000	16,413,785

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
BAM, 4.00%, 05/15/2034 - 05/15/2046	$ 14,535,000	$ 14,547,162
BAM-TCRS, 5.00%, 05/15/2038 - 05/15/2041	8,500,000	9,157,171
Series A, 4.00%, 11/01/2031 (D)	14,905,000	16,028,664
4.00%, 10/01/2034 - 02/01/2051	13,130,000	12,878,525
4.50%, 06/01/2028 (B)	200,000	202,445
5.00%, 10/01/2044 - 02/01/2047	11,220,000	12,118,953
California Public Finance Authority, Revenue Bonds, Series A, 4.25%, 06/15/2029 (B)	735,000	730,957
California School Finance Authority, Revenue Bonds, Series A, 4.00%, 08/01/2025 (B)	350,000	353,788
California Statewide Communities Development Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	50,000	52,983
Series A, 3.00%, 11/01/2022 (B)	440,000	440,901
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	818,612
5.00%, 08/15/2041 - 08/15/2046	3,350,000	3,621,503
5.75%, 01/15/2045 (B)	100,000	100,955
California Statewide Communities Development Authority, Special Assessment, 4.00%, 09/02/2028 - 09/02/2044	2,840,000	2,822,432
5.00%, 09/02/2034	870,000	937,149
Carmichael Water District, Certificate of Participation, Series A, 4.00%, 11/01/2037	2,130,000	2,179,783
Cascade Union Elementary School District, General Obligation Unlimited,
Series B, AGM, 4.00%, 08/01/2036	80,000	81,679
Series B, AGM, 4.00%, 08/01/2034 - 08/01/2039	365,000	371,362
Chico Unified School District, General Obligation Unlimited, Series C, 4.00%, 08/01/2044	2,000,000	2,012,045
Chino Valley Unified School District, General Obligation Limited, Series B, 5.00%, 08/01/2055	30,760,000	33,968,151
Chowchilla Elementary School District, General Obligation Unlimited, 5.00%, 08/01/2048	650,000	696,469
City of Azusa, Special Tax, AGM, 5.00%, 09/01/2049	1,400,000	1,546,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Beaumont, Special Tax, 5.00%, 09/01/2044	$ 345,000	$ 365,563
City of Fontana, Special Tax, 4.00%, 09/01/2045 - 09/01/2050	600,000	548,590
City of Lathrop, Special Assessment, 4.00%, 09/02/2022	145,000	145,887
City of Lemoore Water Revenue, Revenue Bonds, BAM, 5.00%, 06/01/2049	6,100,000	6,734,789
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 5.00%, 05/15/2038	4,605,000	4,860,421
City of Porterville Sewer Revenue, Certificate of Participation, Series C, AGM, 4.00%, 09/15/2049	3,135,000	3,090,021
City of Sacramento, Special Tax, Series 02, 5.00%, 09/01/2044 - 09/01/2049	2,325,000	2,450,435
Coachella Redevelopment Successor Agency, Tax Allocation, AGM, 5.00%, 09/01/2026	70,000	73,998
Series A, AGM, 4.00%, 09/01/2032	110,000	113,415
5.00%, 09/01/2029 - 09/01/2030	610,000	667,966
Colton Joint Unified School District, General Obligation Unlimited,
BAM, 4.00%, 02/01/2033	55,000	56,641
5.00%, 02/01/2029	105,000	113,657
Compton Unified School District, General Obligation Unlimited,
Series B, BAM, Zero Coupon, 06/01/2034	430,000	265,615
Series B, BAM, 4.00%, 06/01/2049	5,855,000	5,762,126
County of El Dorado, Special Tax, 5.00%, 09/01/2029	1,110,000	1,207,514
BAM, 3.00%, 09/01/2025 - 09/01/2026	260,000	263,824
County of San Bernardino, Special Tax, 4.00%, 09/01/2047	100,000	93,478
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax, Series A, AGM, 4.00%, 09/01/2029	60,000	62,983
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B, 3.00%, 12/01/2031	3,170,000	3,066,426
3.25%, 12/01/2036	3,250,000	3,117,113
Desert Community College District, General Obligation Unlimited, Series A, 4.00%, 08/01/2040 - 08/01/2051	13,925,000	13,817,577

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Durham Unified School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2037 - 08/01/2039	$ 710,000	$ 718,058
Elk Grove Unified School District, Certificate of Participation, BAM, 5.00%, 02/01/2027 - 02/01/2028	2,245,000	2,428,980
Etiwanda School District, Special Tax,
Series 2, 3.00%, 09/01/2022	85,000	85,211
3.50%, 09/01/2023	75,000	75,375
Eureka City Schools, General Obligation Unlimited, BAM, 4.00%, 08/01/2038	85,000	86,570
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax, BAM, 2.25%, 08/15/2023	2,215,000	2,213,393
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Series A, AGM, 5.00%, 01/15/2042	70,000	72,712
Golden State Tobacco Securitization Corp., Revenue Bonds, Series B-2, Zero Coupon, 06/01/2066	55,000,000	5,921,113
Heber Elementary School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2035 - 08/01/2038	360,000	365,824
Inglewood Unified School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2051	1,500,000	1,461,302
Jurupa Community Services District, Special Tax, Series A, 4.00%, 09/01/2045 - 09/01/2050	665,000	605,189
Konocti Unified School District, General Obligation Unlimited, AGM, 5.00%, 08/01/2042	680,000	733,097
Lynwood Unified School District, General Obligation Unlimited, Series B, BAM, 4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,081,968
Madera County Public Financing Authority, Revenue Bonds, BAM, 4.00%, 10/01/2050	8,130,000	8,149,515
Marin Healthcare District, General Obligation Unlimited, Series A, 5.00%, 08/01/2041	2,240,000	2,442,859

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
McFarland Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 11/01/2040 - 11/01/2045	$ 550,000	$ 548,255
Menifee Union School District Public Financing Authority, Special Tax,
Series A, 5.00%, 09/01/2023	225,000	230,925
Series A, BAM, 5.00%, 09/01/2029 - 09/01/2034	1,155,000	1,234,719
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	4,350,000	4,294,378
Series A, BAM, 4.00%, 12/01/2036 - 12/01/2038	610,000	627,247
Mountain View School District, General Obligation Unlimited, Series D, AGM, 4.00%, 08/01/2049	1,000,000	985,677
Oakdale Public Financing Authority, Special Tax, 2.63%, 09/01/2022	110,000	110,103
Ontario International Airport Authority, Revenue Bonds, Series A, AGM, 5.00%, 05/15/2046	1,500,000	1,647,191
Oxnard Financing Authority, Revenue Bonds, Series A, BAM, 4.00%, 06/01/2055	2,970,000	2,973,967
Palomar Health, Certificate of Participation, AGM-CR, 4.00%, 11/01/2047	375,000	390,376
Parlier Unified School District, General Obligation Unlimited, Series B, AGM, 4.00%, 08/01/2048 - 08/01/2051	1,010,000	1,003,814
Pollock Pines Elementary School District, General Obligation Unlimited, AGM, 4.00%, 08/01/2049	1,565,000	1,540,054
Rancho Cordova Community Facilities District, Special Tax, 4.00%, 09/01/2041	325,000	310,465
Rio Elementary School District Community Facilities District, Special Tax, BAM, 5.00%, 09/01/2029 - 09/01/2032	1,510,000	1,639,028
River Islands Public Financing Authority, Revenue Bonds, AGM, 4.00%, 09/01/2045 - 09/01/2050	2,400,000	2,411,536
River Islands Public Financing Authority, Special Tax, 4.00%, 09/01/2051	665,000	601,787

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Robla School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2038	$ 1,075,000	$ 1,092,595
5.00%, 08/01/2044	1,720,000	1,878,187
San Bernardino County Redevelopment Successor Agency, Tax Allocation, Series B, AGM, 5.00%, 09/01/2025 - 09/01/2026	230,000	247,119
San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.00%, 10/15/2044	365,000	387,789
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,035,771
Series L,
4.00%, 07/01/2049	3,000,000	2,981,490
San Leandro Unified School District, General Obligation Unlimited, AGC, Zero Coupon (E), 08/01/2039	305,000	278,010
Sanger Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2052	2,500,000	2,552,525
Sanger Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 08/01/2055	1,500,000	1,464,806
Santa Ana Unified School District, General Obligation Unlimited, Series A, 4.00%, 08/01/2048	4,265,000	4,211,654
Saugus Union School District Financing Authority, Revenue Bonds, Series A, BAM, 4.00%, 09/01/2049	875,000	861,034
Snowline Joint Unified School District, Special Tax, Series A, 3.00%, 09/01/2022	280,000	280,722
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	685,000	714,793
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation, AGM, 5.00%, 09/01/2022	60,000	60,663
Sunnyvale School District, General Obligation Unlimited, Series A, 4.00%, 09/01/2050	3,805,000	3,839,584

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sutter Union High School District, General Obligation Unlimited, BAM, Zero Coupon, 08/01/2028	$ 140,000	$ 113,421
Tahoe-Truckee Unified School District, Certificate of Participation, BAM, 4.00%, 06/01/2043	1,000,000	1,002,010
Temescal Valley Water District, Special Tax, 4.00%, 09/01/2025	390,000	399,229
Tulare Local Health Care District, General Obligation Unlimited, BAM, 4.00%, 08/01/2039	1,500,000	1,532,716
Upland Community Facilities District, Special Tax, Series A, 4.00%, 09/01/2049	750,000	692,732
Vacaville Unified School District, Certificate of Participation, AGM, 4.00%, 12/01/2024	105,000	109,097
Washington Township Health Care District, General Obligation Unlimited, Series DT, 4.00%, 08/01/2034 - 08/01/2036	1,610,000	1,675,870
West Kern Community College District, Certificate of Participation, AGM, 4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,404,517

		292,728,703

Colorado - 2.0%
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	392,598
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028 (D)	294,000	289,150
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	525,000	529,235
Brighton Crossing Metropolitan District No. 6, General Obligation Limited, Series A, 5.00%, 12/01/2050	2,005,000	1,864,079
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2031	285,000	316,054
Castle Oaks Metropolitan District No. 3, General Obligation Limited, AGM, 4.00%, 12/01/2040 - 12/01/2050	2,470,000	2,545,558

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
City of Arvada, Certificate of Participation, 4.00%, 12/01/2032 - 12/01/2033	$ 1,080,000	$ 1,125,484
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 08/01/2024 - 08/01/2026	180,000	186,778
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,701,705
Series A,
5.00%, 06/01/2036	200,000	211,898
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2049 - 09/01/2050	4,800,000	4,479,836
5.00%, 12/01/2033	100,000	103,751
Series B,
4.00%, 01/01/2040	5,000,000	4,954,035
Denver Health & Hospital Authority, Revenue Bonds, Series A, 4.00%, 12/01/2040	750,000	733,308
Erie Commons Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2039	1,260,000	1,308,385
Flying Horse Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2050	745,000	730,568
Heather Gardens Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2025 - 12/01/2030	755,000	800,583
Highpointe Vista Metropolitan District No. 2, General Obligation Limited, BAM, 4.00%, 12/01/2046	525,000	547,876
Northglenn Urban Renewal Authority, Tax Allocation, 4.00%, 12/01/2024 - 12/01/2038	2,215,000	2,233,888
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,276,006
Series A, AGM,
4.00%, 12/01/2046	6,530,000	6,718,633
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,282,540
Rampart Range Metropolitan District No. 5, Revenue Bonds, 4.00%, 12/01/2051	4,000,000	3,103,991
Sand Creek Metropolitan District, General Obligation Limited, AGM, 4.00%, 12/01/2032 - 12/01/2033	965,000	1,022,065
Silver Peaks Metropolitan District No. 2, General Obligation Limited, BAM, 5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,632,397

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited, AGM, 4.00%, 12/01/2044	$ 435,000	$ 449,270
Transport Metropolitan District No. 3, General Obligation Limited, Series A-2, Zero Coupon (E), 12/01/2051	1,000,000	834,135
Wyndham Hill Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 4.00%, 12/01/2034	540,000	562,875

		41,936,681

Connecticut - 0.6%
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,050
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	491,778
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	767,129
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	555,000	619,581
Series A, BAM-TCRS,
5.00%, 08/01/2037	435,000	470,959
Series B, BAM,
5.00%, 08/15/2025	40,000	42,908
Connecticut Housing Finance Authority, Revenue Bonds, Series 24, 3.80%, 06/15/2031	120,000	122,365
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	6,967,554
Series B-2,
2.75%, 01/01/2026 (B)	650,000	634,678
Series J,
5.00%, 07/01/2034	310,000	311,797
State of Connecticut, General Obligation Unlimited, Series B, 4.00%, 03/01/2029	25,000	25,310
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	665,000	769,289
Series A, BAM,
5.00%, 08/01/2027	440,000	488,339

		11,731,737

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds, Series A, BAM, 5.00%, 10/01/2035 - 10/01/2038	1,425,000	1,616,470

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware (continued)
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2049	$ 875,000	$ 871,403

		2,487,873

District of Columbia - 1.3%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	1,000,000	885,148
Series A,
4.13%, 07/01/2027	1,010,000	1,010,342
5.00%, 07/01/2032	1,500,000	1,514,157
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	1,510,000	1,529,770
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	25,294
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGM,
4.00%, 10/01/2052	20,000,000	19,687,368
Series B, AGM,
4.00%, 10/01/2053	1,325,000	1,303,950
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,065,000	1,288,981
Series C, AGC,
6.50% (E), 10/01/2041	285,000	330,983

		27,575,993

Florida - 3.4%
Board of Governors International University Dormitory Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2032	2,195,000	2,304,152
Bridgewater Community Development District, Special Assessment, 4.50%, 05/01/2031	25,000	25,430
Capital Trust Agency, Inc., Revenue Bonds, 3.50%, 07/01/2022 (B)	570,000	569,159
City of Cape Coral Water & Sewer Revenue, Special Assessment,
AGM,
2.13%, 09/01/2022	80,000	80,181
2.75%, 09/01/2025 - 09/01/2026	250,000	250,458
City of Fort Myers, Revenue Bonds, 4.00%, 12/01/2032 - 12/01/2033	310,000	320,235
City of Jacksonville, Revenue Bonds, Series C, 5.00%, 10/01/2031	100,000	101,360
City of Miami Parking System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2028 - 10/01/2029	745,000	840,604
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2032	11,230,000	12,496,630

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Orlando Tourist Development Tax Revenue, Revenue Bonds, (continued)
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	$ 7,870,000	$ 8,619,582
City of Tallahassee, Revenue Bonds, 5.00%, 10/01/2023	55,000	55,649
City of Tampa, Revenue Bonds,
Series A,
5.00%, 11/15/2025	150,000	150,206
Series B,
4.00%, 07/01/2045	1,000,000	978,815
5.00%, 07/01/2050	550,000	591,684
County of Polk Utility System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2043	10,000,000	10,381,676
Florida Development Finance Corp., Revenue Bonds,
AGM,
4.00%, 02/01/2042 - 02/01/2046	6,065,000	5,898,120
Series A,
5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,061,672
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.00%, 04/01/2035	1,050,000	1,131,957
Florida Keys Aqueduct Authority, Revenue Bonds, Series A, 5.00%, 09/01/2049	500,000	527,643
Florida State Board of Governors, Revenue Bonds, Series A, AGM, 5.00%, 11/01/2028	390,000	436,616
Herons Glen Recreation District, Special Assessment, BAM, 3.00%, 05/01/2034 - 05/01/2035	495,000	458,874
Hillsborough County Industrial Development Authority, Revenue Bonds, 4.00%, 08/01/2055	6,040,000	5,710,381
Lee County Industrial Development Authority, Revenue Bonds, 5.00%, 11/15/2039 - 11/15/2044	3,500,000	3,749,055
Miami-Dade County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 06/01/2047 (B)	1,875,000	1,705,544
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	135,000	136,685
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	562,425
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	8,881,841
Series B,
5.00%, 10/01/2044	300,000	322,250

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, 5.00%, 05/15/2032	$ 900,000	$ 929,049
St. Johns County Industrial Development Authority, Revenue Bonds, 4.00%, 12/15/2022 - 12/15/2024	370,000	372,610
Village Community Development District No. 12, Special Assessment, 3.25%, 05/01/2023 (B)	185,000	184,932
Volusia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	625,000	676,810

		71,512,285

Georgia - 3.0%
Bibb County Development Authority, Revenue Bonds, 5.25%, 06/01/2050	4,920,000	5,418,011
City of Bainbridge Combined Utility Revenue, Revenue Bonds, BAM, 4.00%, 12/01/2051	1,200,000	1,226,557
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds, 5.00%, 04/01/2050	7,075,000	7,723,034
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM, 5.00%, 10/01/2054	1,140,000	1,251,515
Development Authority of Lagrange, Revenue Bonds, 4.50%, 10/15/2031	1,975,000	1,850,292
Fulton County Development Authority Revenue, Revenue Bonds, 4.00%, 07/01/2039 - 04/01/2050	11,035,000	10,731,845
Gainesville & Hall County Hospital Authority, Revenue Bonds, Class A, 4.00%, 02/15/2051	10,785,000	10,509,056
George L Smith II Congress Center Authority, Revenue Bonds, 4.00%, 01/01/2036	1,250,000	1,185,819
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.20%, 12/01/2036	415,000	397,517
3.25%, 12/01/2037	1,320,000	1,268,182
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.00%, 05/15/2049	5,000,000	5,514,729
Municipal Electric Authority of Georgia, Revenue Bonds, AGM, 5.00%, 01/01/2062	15,810,000	17,070,773

		64,147,330

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Guam - 0.0% (C)
Guam Government Waterworks Authority, Revenue Bonds, 5.00%, 07/01/2023 - 07/01/2031	$ 335,000	$ 355,015
Guam Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	120,000	121,682
Series A, AGM,
5.00%, 10/01/2026	215,000	218,014

		694,711

Idaho - 0.5%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,508,293
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 07/01/2026	160,000	160,364
4.63%, 07/01/2029 (B)	185,000	191,696
Idaho State Health Facilities Authority Revenue, Revenue Bonds, 4.00%, 03/01/2046	5,000,000	4,878,578

		9,738,931

Illinois - 14.9%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	325,727
4.00%, 02/01/2032 - 02/01/2035	3,000,000	3,093,603
5.00%, 02/01/2029	1,320,000	1,421,988
Berwyn Municipal Securitization Corp., Revenue Bonds, Series A, AGM- CR, 5.00%, 01/01/2035	8,230,000	9,179,934
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,375,000	1,481,177
Channahon Park District, General Obligation Unlimited, Series A, BAM, 4.00%, 12/15/2038	50,000	51,503
Chicago Board of Education, General Obligation Unlimited, Series A, NATL, Zero Coupon, 12/01/2022	25,000	24,652
Chicago O’Hare International Airport, Revenue Bonds, Series D, BAM-TCRS, 5.00%, 01/01/2039	25,000	25,362
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2024	100,000	100,214
Series A, AGM,
5.25%, 01/01/2042	645,000	709,507
City of Chicago Waterworks Revenue, Revenue Bonds,
4.00%, 11/01/2023	500,000	504,224

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Waterworks Revenue, Revenue Bonds, (continued)
5.00%, 11/01/2028	$ 500,000	$ 524,690
AGM-CR,
5.00%, 11/01/2027	165,000	167,570
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,402,725
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,337,306
City of East Moline, General Obligation Unlimited, Series A, AGM, 4.00%, 01/15/2036 - 01/15/2037	1,100,000	1,115,910
City of Flora, General Obligation Unlimited, BAM, 3.50%, 11/01/2023	95,000	96,888
City of Monmouth, General Obligation Unlimited, Series A, AGM, Zero Coupon, 12/01/2044	100,000	33,706
City of North Chicago, General Obligation Unlimited, Series B, AGM, 4.00%, 11/01/2023	40,000	40,868
City of Peoria, General Obligation Unlimited, Series B, BAM-TCRS, 5.00%, 01/01/2026 - 01/01/2027	1,445,000	1,549,363
City of Rock Island, General Obligation Unlimited, Series B, 4.00%, 12/01/2030	255,000	272,067
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,425,402
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,778,724
Cook & Will Counties Community College District No. 515, General Obligation Limited, 5.00%, 12/01/2024	45,000	47,619
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	822,093
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	680,000	706,793
Cook County Community College District No. 508, General Obligation Unlimited, 5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,412,092
BAM-TCRS, 5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,170,306
Cook County High School District No. 209 Proviso Township, General Obligation Limited, Series B, AGM, 5.00%, 12/01/2032	1,500,000	1,675,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 111, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2037	$ 2,350,000	$ 2,613,510
Cook County School District No. 111, General Obligation Unlimited, AGM, 4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,245,056
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,010,822
Cook County School District No. 160, General Obligation Unlimited, Series A, BAM, 4.00%, 12/01/2026 - 12/01/2027	235,000	248,227
Cook County School District No. 94, General Obligation Unlimited, BAM, 4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,260,039
Cook County Township High School District No. 220, General Obligation Unlimited, BAM, 5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,421,406
County of Cook, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 11/15/2024	1,500,000	1,524,785
County of Logan, General Obligation Unlimited, Series B, BAM, 3.25%, 11/01/2037	50,000	49,275
County of Sangamon, General Obligation Limited, BAM, 4.00%, 12/15/2040	300,000	310,286
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited, Series B, BAM, 4.00%, 02/01/2039 - 02/01/2040	805,000	830,282
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited, Series B, AGM, 4.00%, 12/01/2034	385,000	405,079
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited, Series A, AGM, 5.00%, 08/15/2028	150,000	161,543
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 08/15/2038	20,415,000	20,090,725
5.00%, 08/01/2025 - 04/01/2034	4,955,000	5,398,700
AGM, 4.00%, 12/01/2023	140,000	143,451

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, (continued)
5.00%, 12/01/2036	$ 1,900,000	$ 2,038,413
Series A, 4.00%, 11/01/2023 - 05/01/2050	2,005,000	2,010,350
4.13%, 05/15/2047	5,335,000	5,280,886
5.00%, 07/01/2022 - 11/01/2029	5,485,000	5,823,640
Illinois Housing Development Authority, Revenue Bonds, FNMA, 2.63%, 09/01/2032	1,428,693	1,299,964
Illinois Sports Facilities Authority, Revenue Bonds, BAM-TCRS, 5.00%, 06/15/2029	1,980,000	2,233,858
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2044	1,500,000	1,648,041
Series B, 5.00%, 01/01/2037	140,000	149,650
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	135,000	139,663
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited, Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	135,267
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited, Series A, BAM, 4.00%, 12/01/2039	1,300,000	1,324,502
Series B, 3.50%, 01/01/2027	135,000	136,131
Series B, BAM, 4.00%, 01/01/2034 - 01/01/2036	1,785,000	1,839,749
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	105,000	105,795
Macon County School District No. 61, General Obligation Unlimited, AGM, 5.00%, 12/01/2040	550,000	609,214
Series C, AGM, 4.00%, 01/01/2040 - 01/01/2045	4,530,000	4,617,556
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited, BAM, 4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,667,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited, BAM, 5.00%, 12/01/2030	$ 3,270,000	$ 3,661,759
Series B, BAM, 3.50%, 03/01/2029	1,700,000	1,724,652
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited, Series A, AGM, 5.00%, 11/01/2031 - 11/01/2033	3,580,000	3,837,502
Series A, BAM-TCRS, 5.00%, 11/01/2026	975,000	1,022,427
McHenry County Community Unit School District No. 12, General Obligation Unlimited, BAM, 5.00%, 01/01/2035	2,625,000	2,772,371
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	117,183
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,282,867
Metropolitan Pier & Exposition Authority, Revenue Bonds, NATL, 5.70% (E), 06/15/2023	165,000	171,192
Series B, BAM-TCRS, 5.00%, 06/15/2052	315,000	334,429
Northeastern Illinois University, Certificate of Participation, AGM, 3.00%, 07/01/2023	525,000	522,257
4.00%, 07/01/2025	245,000	247,118
Northeastern Illinois University, Revenue Bonds, Series 1, BAM, 4.00%, 07/01/2022	670,000	672,812
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	110,166
Northern Illinois University, Revenue Bonds, BAM, 4.00%, 10/01/2043	1,275,000	1,241,737
Series B, BAM, 4.00%, 04/01/2036 - 04/01/2041	4,595,000	4,575,284
5.00%, 04/01/2027	355,000	386,493
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited, Series C, AGM, 4.00%, 12/01/2026 - 12/01/2029	625,000	640,666

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Regional Transportation Authority, Revenue Bonds, Series A, NATL, 5.50%, 07/01/2025	$ 65,000	$ 71,147
Rock Island County Public Building Commission, Revenue Bonds, AGM, 5.00%, 12/01/2025 - 12/01/2041	1,530,000	1,671,805
Sales Tax Securitization Corp., Revenue Bonds, BAM-TCRS, 5.00%, 01/01/2038	6,525,000	7,056,266
Sangamon County Water Reclamation District, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 01/01/2044	14,135,000	14,489,442
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited, Series B, BAM, 4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,314,312
5.00%, 12/01/2036	345,000	387,890
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	455,000	464,953
Southern Illinois University, Revenue Bonds, BAM, 4.00%, 04/01/2028 - 04/01/2040	1,300,000	1,349,117
Series A, AGM, 5.50%, 04/01/2023	370,000	381,734
Southwestern Illinois Development Authority, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,081,508
St. Clair County High School District No. 201, General Obligation Unlimited, Series B, BAM, 5.00%, 02/01/2025	4,040,000	4,292,774
St. Clair County School District No. 119, General Obligation Unlimited, Series A, AGM, 4.00%, 04/01/2038	500,000	531,461
State of Illinois, General Obligation Unlimited,
5.00%, 02/01/2023 - 11/01/2038	6,880,000	7,114,385
5.25%, 07/01/2030	1,020,000	1,047,802
5.50%, 07/01/2025 - 05/01/2039	5,910,000	6,405,836
5.75%, 05/01/2045	1,350,000	1,480,360
BAM-TCRS, 4.00%, 06/01/2041	17,625,000	17,438,869
Series A, 4.00%, 01/01/2030	225,000	225,329
5.00%, 04/01/2024	3,350,000	3,418,835
Series B, 4.00%, 12/01/2039	1,250,000	1,170,548
5.00%, 12/01/2032 - 10/01/2033	22,150,000	23,883,710

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited, (continued)
Series C, 5.00%, 11/01/2029	$ 8,865,000	$ 9,465,269
Taylorville Community Unit School District No. 3, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2040	585,000	603,732
Tazewell County School District No. 51, General Obligation Unlimited, NATL, 9.00%, 12/01/2022	770,000	802,256
University of Illinois, Revenue Bonds, Series A, AGM, 4.00%, 04/01/2043	5,845,000	5,852,320
Series A, BAM-TCRS, 4.00%, 04/01/2031	1,170,000	1,203,578
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	98,442
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	235,000	249,340
Series B, AGM,
3.00%, 12/01/2029	1,000,000	987,807
Village of Calumet Park, General Obligation Unlimited, BAM, 4.00%, 12/01/2022 - 12/01/2032	2,105,000	2,178,301
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,425,081
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,532,088
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	300,624
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	230,000	246,157
Village of Lombard, General Obligation Unlimited, 5.00%, 01/01/2024	250,000	259,794
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,177,313
5.00%, 12/01/2032	125,000	127,113
Series C, BAM,
4.00%, 12/01/2023	235,000	237,469
Village of Matteson, Revenue Bonds, BAM, 5.00%, 12/01/2024 - 12/01/2035	3,610,000	3,954,533

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	$ 171,000	$ 171,616
3.00%, 03/01/2025	130,000	130,499
3.10%, 03/01/2026	190,000	191,336
3.30%, 03/01/2028	182,000	183,749
3.40%, 03/01/2029	658,000	665,572
3.45%, 03/01/2030	124,000	125,394
Village of Mundelein, General Obligation Unlimited, AGM, 4.00%, 12/15/2039	720,000	743,652
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2049	27,180,000	27,146,155
5.00%, 12/01/2042	11,270,000	12,515,628
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2022 - 06/01/2033	3,020,000	2,916,776
Western Illinois University, Revenue Bonds, BAM, 5.00%, 04/01/2023 - 04/01/2024	400,000	413,474
Will County Community High School District No. 210, General Obligation Unlimited, Series A, AGM-CR, 5.00%, 01/01/2027	3,475,000	3,524,889
Will County Community Unit School District No. 201, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,166,197
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	6,105,000	6,412,172

		316,878,175

Indiana - 1.2%
Bloomington Redevelopment District, Tax Allocation, Series A-1, 5.00%, 02/01/2026 - 02/01/2040	1,600,000	1,775,421
City of Rockport, Revenue Bonds, Series A, 2.75%, 06/01/2025	4,540,000	4,518,388
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 02/01/2029	1,545,000	1,620,331
5.00%, 02/01/2026	675,000	730,651
Indiana Finance Authority, Revenue Bonds,
5.00%, 10/01/2035	2,295,000	2,477,967
Series A,
3.00%, 11/01/2030	3,500,000	3,137,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds, (continued)
Series B,
3.00%, 11/01/2030	$ 625,000	$ 560,209
Series B,
2.50%, 11/01/2030	2,500,000	2,154,938
Indiana Health Facility Financing Authority, Revenue Bonds, 5.00%, 11/15/2034	1,725,000	1,840,922
Merrillville Building Corp., Revenue Bonds, BAM, 4.00%, 07/15/2036 - 12/15/2039	2,720,000	2,844,045
Merrillville Redevelopment Authority, Revenue Bonds, BAM, 4.00%, 07/15/2036 - 12/15/2039	2,810,000	2,950,437
Wawasee High School Building Corp., Revenue Bonds, 5.00%, 07/15/2038	1,250,000	1,354,986

		25,965,468

Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,840,000	7,887,761
Series A,
4.00%, 05/15/2053	2,500,000	2,007,699

		9,895,460

Kansas - 0.2%
Marais Des Cygnes Public Utility Authority, Revenue Bonds, AGM, 3.00%, 12/01/2026 - 12/01/2027	725,000	728,887
University of Kansas Hospital Authority, Revenue Bonds, Series A, 5.00%, 03/01/2047	2,750,000	3,001,643

		3,730,530

Kentucky - 3.1%
City of Winchester Combined Utilities Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2029	685,000	726,311
County of Hardin, Revenue Bonds, AGM, 5.75%, 08/01/2033 - 08/01/2045	105,000	109,503
County of Knox, General Obligation Unlimited, BAM, 5.00%, 10/01/2035	585,000	646,725
Kentucky Bond Development Corp., Revenue Bonds, BAM, 5.00%, 09/01/2049	16,690,000	18,587,034
Kentucky Economic Development Finance Authority, Revenue Bonds, Series A, AGM, 5.00%, 12/01/2045 - 12/01/2047	9,555,000	10,508,624

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	$ 1,000,000	$ 1,078,491
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,500,000	2,465,337
Series A, NATL,
5.00%, 09/01/2023	115,000	118,850
Kentucky State Property & Building Commission, Revenue Bonds,
BAM,
5.00%, 05/01/2034	2,000,000	2,195,290
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,453,546
Kentucky State University, Certificate of Participation, BAM, 4.00%, 11/01/2041 - 11/01/2046	2,850,000	2,905,647
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds, AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	15,935,000	16,733,758
Louisville / Jefferson County Metropolitan Government, Revenue Bonds, Series A, 4.00%, 10/01/2039 - 10/01/2040	725,000	725,269
Morehead State University, Revenue Bonds, Series A, 4.00%, 04/01/2030 - 04/01/2032	435,000	447,845
Nicholas County School District Finance Corp., Revenue Bonds,
2.00%, 02/01/2023	55,000	55,011
3.00%, 02/01/2028 - 02/01/2032	315,000	313,019
Northern Kentucky University, Revenue Bonds, Series A, AGM, 4.00%, 09/01/2030	1,130,000	1,175,542
Paducah Electric Plant Board, Revenue Bonds, Series A, AGM, 5.00%, 10/01/2029 - 10/01/2032	2,355,000	2,578,208
University of Louisville, Revenue Bonds, Series B, BAM, 4.00%, 09/01/2031	1,195,000	1,270,999

		66,095,009

Louisiana - 2.6%
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
4.00%, 12/01/2039	1,935,000	1,970,431
5.00%, 12/01/2032	35,000	38,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2026 - 08/01/2029	$ 11,870,000	$ 13,090,812
BAM,
5.00%, 10/01/2028	385,000	432,010
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (F) (G)	3,160,000	2,970,400
Series A,
4.00%, 05/15/2049	765,000	734,743
New Orleans Aviation Board, Revenue Bonds, AGM, 5.00%, 10/01/2033 - 10/01/2048	10,195,000	11,260,449
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,220,000	1,184,227
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,210,000	3,951,347
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	11,000,000	10,397,596
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds, Series A, 5.00%, 07/01/2034 - 07/01/2048	8,750,000	9,612,890

		55,643,734

Maine - 0.3%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	640,000	680,840
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	382,894
Maine Health & Higher Educational Facilities Authority Revenue, Revenue Bonds, 4.00%, 07/01/2051	3,800,000	3,721,030
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	495,000	452,887
3.35%, 11/15/2044	130,000	113,777
Series C,
2.75%, 11/15/2031	950,000	903,713
Series D-1,
2.50%, 11/15/2026	160,000	157,495

		6,412,636

Maryland - 2.7%
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	300,000	305,400

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
City of Rockville, Revenue Bonds, (continued)
Series A-2,
2.25%, 11/01/2022	$ 85,000	$ 84,406
5.00%, 11/01/2023	345,000	351,210
County of Prince George, General Obligation Limited, Series A, 3.00%, 07/01/2033 - 07/01/2034	20,655,000	20,529,782
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, 4.00%, 07/01/2045 - 07/01/2050	705,000	685,413
Maryland Stadium Authority Built to Learn Revenue, Revenue Bonds, Series A, 4.00%, 06/01/2052	27,000,000	26,442,952
Washington Suburban Sanitary Commission, Revenue Bonds, 5.00%, 06/01/2022	10,000,000	10,030,211

		58,429,374

Massachusetts - 1.0%
Commonwealth of Massachusetts, General Obligation Limited, Series A, 5.00%, 07/01/2037	45,000	47,944
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	318,526
4.38%, 10/01/2029	300,000	303,647
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	265,021
Series C, AGM,
4.00%, 10/01/2045	1,040,000	1,019,370
Series J-2,
5.00%, 07/01/2048 - 07/01/2053	17,615,000	18,898,627
Massachusetts Housing Finance Agency, Revenue Bonds,
Series 183,
2.80%, 06/01/2031	175,000	174,534
Series C,
2.85%, 06/01/2028	40,000	39,381
2.90%, 12/01/2028	125,000	123,319

		21,190,369

Michigan - 3.1%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	100,000	108,966
Capac Community School District, General Obligation Unlimited, BAM, 4.00%, 05/01/2027 - 05/01/2029	575,000	608,351
Clarkston Community Schools, General Obligation Unlimited, Series I, 5.00%, 05/01/2041	20,000	21,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Detroit Wayne County Stadium Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	$ 2,795,000	$ 2,831,399
Eastern Michigan University, Revenue Bonds, Series A, BAM-TCRS, 4.00%, 03/01/2047	1,845,000	1,887,242
Grand Rapids Economic Development Corp., Revenue Bonds, 3.00%, 11/01/2022	410,000	409,520
Grand Rapids Public Schools, General Obligation Unlimited, AGM, 5.00%, 05/01/2030	695,000	751,829
Lake City Area Schools, General Obligation Unlimited, BAM, 5.00%, 05/01/2035	2,725,000	2,943,538
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2046	2,050,000	2,011,739
5.00%, 05/15/2054	38,800,000	41,026,134
Series A,
4.00%, 11/15/2050	450,000	436,879
Series C,
5.25%, 10/01/2043	20,000	20,847
Michigan Strategic Fund, Revenue Bonds, 5.00%, 11/15/2049	2,500,000	2,587,152
Southgate Community School District, General Obligation Unlimited, 5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,111,853
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	407,141
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	48,295
Tri-County Area School District, General Obligation Unlimited, AGM, 4.00%, 05/01/2044	5,170,000	5,283,053
Warren Consolidated Schools, General Obligation Unlimited, AGM, 4.00%, 05/01/2027	500,000	526,930
Wayne County Airport Authority, Revenue Bonds, Series A, 5.00%, 12/01/2032	250,000	271,715
Zeeland Public Schools, General Obligation Unlimited, Series B, BAM, 5.00%, 05/01/2028 - 05/01/2030	750,000	823,210

		65,117,690

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 1.6%
City of Apple Valley, Revenue Bonds, 4.25%, 09/01/2038	$ 1,000,000	$ 942,504
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	240,000	237,883
4.40%, 07/01/2025	90,000	90,851
City of Minneapolis, Revenue Bonds,
4.00%, 11/15/2037	1,645,000	1,673,617
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,225,000	23,312,567
City of Red Wing, Revenue Bonds, Series A, 5.00%, 08/01/2047	1,250,000	1,127,357
City of Stillwater, Tax Allocation,
3.00%, 02/01/2023 - 02/01/2027	1,570,000	1,564,257
4.00%, 02/01/2030	500,000	504,027
Duluth Economic Development Authority, Revenue Bonds, 4.00%, 07/01/2041	930,000	834,179
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 11/15/2025 - 12/01/2030	1,205,000	1,296,488
Series B,
4.25%, 04/01/2025	100,000	99,295
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	103,350
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,145,000	995,841
2.00%, 07/01/2032	555,000	487,845
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	615,000	593,691
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	675,000	615,867

		34,479,619

Mississippi - 0.6%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,327,307
AGM-CR,
5.25%, 02/01/2049	4,945,000	5,489,656
BAM,
4.00%, 07/01/2050	4,580,000	4,491,883

		13,308,846

Missouri - 0.9%
Branson Industrial Development Authority, Tax Allocation, Series A, 4.00%, 11/01/2022	350,000	349,982
City of Kansas City, Revenue Bonds, Series A, 5.00%, 09/01/2034	100,000	100,295

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
City of St. Louis Industrial Development Authority, Tax Allocation, 3.75%, 11/01/2027	$ 70,000	$ 70,000
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2049	500,000	477,990
5.00%, 02/01/2029	2,145,000	2,281,537
Kansas City Industrial Development Authority, Revenue Bonds, AGM-CR, 5.00%, 03/01/2033	4,605,000	5,127,352
Lincoln University Auxiliary System Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2037	315,000	323,283
5.00%, 06/01/2027	830,000	919,476
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds, 4.00%, 06/01/2053	4,950,000	4,812,335
Missouri Housing Development Commission, Revenue Bonds, Series B, GNMA, FNMA, FHLMC, 2.55%, 11/01/2029	185,000	175,766
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, 5.00%, 12/01/2043	250,000	270,046
Missouri Southern State University, Revenue Bonds, Series A, AGM, 4.00%, 10/01/2037	170,000	174,042
St. Louis Municipal Finance Corp., Revenue Bonds, Series A, AGM, 5.00%, 02/15/2030 - 02/15/2033	2,835,000	3,092,679
St. Louis Municipal Library District, Certificate of Participation, BAM, 4.00%, 03/15/2048	560,000	563,826

		18,738,609

Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	545,000	595,663
Series C,
5.00%, 06/01/2025	425,000	452,737

		1,048,400

Nebraska - 0.6%
Central Plains Energy Project, Revenue Bonds, Series A, 5.00%, 09/01/2034	580,000	644,734
Madison County Hospital Authority No. 1, Revenue Bonds, 5.00%, 07/01/2025	1,765,000	1,882,955

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska (continued)
Southeast Community College Area, Revenue Bonds, AGM, 4.00%, 03/15/2042 - 03/15/2052	$ 10,155,000	$ 10,202,162

		12,729,851

Nevada - 0.0% (C)
Henderson Local Improvement Districts, Special Assessment, 2.50%, 09/01/2025	120,000	116,764
Nevada System of Higher Education, Revenue Bonds, Series A, 5.00%, 07/01/2024	25,000	25,784

		142,548

New Jersey - 5.3%
Atlantic County Improvement Authority, Revenue Bonds, AGM, 4.00%, 07/01/2053	700,000	704,776
City of Atlantic City, General Obligation Unlimited, Series B, AGM, 5.00%, 03/01/2037	900,000	983,656
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	775,000	788,517
County of Essex, General Obligation Unlimited, Series A, 2.00%, 08/15/2033	2,190,000	1,803,376
Series B, 2.00%, 08/15/2033 - 08/15/2034	4,410,000	3,595,270
Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035 (F) (G)	535,000	393,225
Garden State Preservation Trust, Revenue Bonds, Series A, AGM, 5.75%, 11/01/2028	5,050,000	5,729,099
Greater Egg Harbor Regional High School District, General Obligation Unlimited, AGM, 5.00%, 02/01/2023	130,000	132,910
Lindenwold Boro School District, General Obligation Unlimited, 4.00%, 02/01/2039 - 02/01/2044	9,065,000	9,138,698
New Jersey Building Authority, Revenue Bonds, Series A, BAM, 5.00%, 06/15/2028	640,000	690,204
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	7,295,000	7,652,950

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds, (continued)
Series A, 3.50%, 09/01/2022 (B) (D)	$ 40,000	$ 40,031
4.25%, 09/01/2027 (B)	200,000	202,981
5.00%, 09/01/2037 (B)	750,000	761,507
Series A, BAM, 3.13%, 07/01/2031	2,695,000	2,583,371
5.00%, 07/01/2027 - 07/01/2028	7,200,000	7,889,799
Series A, BAM-TCRS, 5.00%, 06/15/2027 - 06/15/2030	15,765,000	17,255,673
Series B, 4.25%, 09/01/2022 (B) (D)	50,000	49,974
Series C, BAM-TCRS, 5.00%, 06/15/2026	2,755,000	2,988,067
Series DDD, 5.00%, 06/15/2042	2,000,000	2,100,780
Series DDD, BAM-TCRS, 5.00%, 06/15/2026 - 06/15/2030	5,905,000	6,456,161
Series PP, AGM-CR, 5.00%, 06/15/2025	12,765,000	13,347,058
Series WW, 5.25%, 06/15/2040	1,095,000	1,147,541
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A, 4.00%, 07/01/2050	740,000	710,254
Series H, AGM, 5.00%, 07/01/2026	85,000	90,537
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.00%, 07/01/2023	70,000	70,331
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series A, 2.38%, 12/01/2029	585,000	577,380
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Series A, 2.60%, 11/01/2024	395,000	394,786
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series C, AGM, Zero Coupon, 12/15/2029	5,190,000	3,962,553
Series C, AMBAC, BAM-TCRS, Zero Coupon, 12/15/2028	2,625,000	2,087,935
Parking Authority of the City of Trenton, Revenue Bonds, Series B, AGM, 4.00%, 04/01/2027	640,000	668,466
Salem County Improvement Authority, Revenue Bonds, AGM, 4.00%, 08/15/2048	225,000	217,946
State of New Jersey, General Obligation Unlimited, 5.00%, 06/01/2039 - 06/01/2041	10,025,000	10,909,478

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.25%, 06/01/2046	$ 7,000,000	$ 7,475,521

		113,600,811

New York - 6.3%
Brookhaven Local Development Corp., Revenue Bonds, Series B, 4.00%, 11/01/2045	1,000,000	1,020,779
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2029 - 07/15/2035	3,935,000	4,048,392
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 10/01/2037	400,000	414,830
Series A, 3.88%, 08/01/2027	2,545,000	2,543,086
5.00%, 08/01/2037	1,320,000	1,356,644
Buffalo Municipal Water Finance Authority, Revenue Bonds, Series A, AGM, 5.00%, 07/01/2039	55,000	59,494
Build NYC Resource Corp., Revenue Bonds, 5.00%, 07/01/2041	100,000	106,118
City of Niagara Falls, General Obligation Limited, BAM, 5.00%, 05/15/2028	55,000	59,862
Colonie Public Improvement, General Obligation Unlimited, Series A, AGM, 2.00%, 03/01/2029	115,000	103,594
County of Nassau, General Obligation Limited, Series A, AGM, 5.00%, 04/01/2043	1,200,000	1,341,978
County of Suffolk, General Obligation Limited, Series D, BAM, 4.00%, 10/15/2027 - 10/15/2029	14,270,000	14,971,362
East Ramapo Central School District, General Obligation Unlimited, AGM, 5.00%, 03/15/2039 - 03/15/2047	7,235,000	7,990,922
Jefferson County Civic Facility Development Corp., Revenue Bonds, Series A, 4.00%, 11/01/2030	350,000	350,329
Lockport City School District, General Obligation Unlimited,
2.25%, 08/01/2027	620,000	602,079
2.50%, 08/01/2028	645,000	643,503

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR, 5.00%, 11/15/2038	$ 5,000,000	$ 5,423,781
Series D-1, BAM, 5.00%, 11/15/2033	14,955,000	16,046,248
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,003,554
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM, 4.10%, 07/01/2042	25,000	25,039
Series C-1, 2.25%, 05/01/2026	185,000	180,899
2.30%, 11/01/2026	470,000	457,841
2.45%, 11/01/2027	65,000	63,084
2.55%, 05/01/2028	180,000	173,883
Series I, FNMA, Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,950,000	4,971,121
New York City Industrial Development Agency, Revenue Bonds,
AGM, 4.00%, 03/01/2032 - 03/01/2045	7,550,000	7,771,700
5.00%, 01/01/2030	1,325,000	1,464,349
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 4.00%, 07/15/2036	2,850,000	2,934,871
New York Counties Tobacco Trust VI, Revenue Bonds, Series C, 3.75%, 06/01/2045	180,000	149,390
New York State Dormitory Authority, Revenue Bonds,
4.00%, 07/01/2046	750,000	737,255
FHA, 4.00%, 02/01/2034 - 02/01/2040	1,885,000	1,902,625
Series A, 4.00%, 07/01/2048	4,250,000	4,170,119
5.00%, 10/01/2033 - 10/01/2048	7,465,000	8,978,512
Series A, AGM, 4.00%, 10/01/2034	3,900,000	4,161,314
5.00%, 10/01/2033	1,155,000	1,289,187
Series A, AGM, 5.00%, 10/01/2034	210,000	233,094
Series A-1, 4.00%, 07/01/2028 - 07/01/2046	3,510,000	3,632,561
Series C, AGM, 4.00%, 10/01/2035	490,000	521,560
New York State Thruway Authority, Revenue Bonds,
Series A, 5.25%, 01/01/2056	4,690,000	5,008,273
Series A, 5.00%, 01/01/2051	75,000	79,235

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Thruway Authority, Revenue Bonds, (continued)
Series O, 4.00%, 01/01/2041	$ 9,820,000	$ 9,831,568
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	125,000	125,093
Oneida County Local Development Corp. Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2049	2,000,000	2,039,639
Port Authority of New York & New Jersey, Revenue Bonds, 5.00%, 09/01/2048	1,350,000	1,481,836
State of New York Mortgage Agency, Revenue Bonds, Series 190, 3.45%, 10/01/2030	110,000	110,288
Town of North Hempstead, General Obligation Limited,
Series A, 2.50%, 03/15/2030	1,230,000	1,208,492
2.75%, 03/15/2031 - 03/15/2033	2,330,000	2,297,720
Town of Oyster Bay, General Obligation Limited, Series B, AGM, 3.00%, 08/15/2029 - 08/15/2034	9,640,000	9,381,447
TSASC, Inc., Revenue Bonds, Series A, 5.00%, 06/01/2024	140,000	145,233
Windsor Central School District, General Obligation Unlimited, 3.00%, 06/15/2030 - 06/15/2031	285,000	277,452

		134,891,235

North Carolina - 1.4%
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B, 2.38%, 01/01/2025	1,060,000	1,062,842
2.45%, 07/01/2025	670,000	670,196
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	10,000,000	9,824,087
5.00%, 01/01/2038	560,000	592,203
Series A, 5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,185,759
Series B-1, 2.55%, 09/01/2026	1,575,000	1,517,196
Series B-2, 2.30%, 09/01/2025	1,250,000	1,209,733
North Carolina Turnpike Authority, Revenue Bonds, AGM, 5.00%, 01/01/2035 - 01/01/2049	6,295,000	6,938,322
Winston-Salem State University, Revenue Bonds, BAM, 5.00%, 06/01/2029 - 06/01/2036	2,990,000	3,236,753

		29,237,091

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 0.3%
City of Grand Forks, Revenue Bonds, 4.00%, 12/01/2051	$ 7,305,000	$ 6,901,522
County of Burleigh, Revenue Bonds, 3.60%, 05/01/2024	260,000	256,312
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	25,000	25,214

		7,183,048

Ohio - 3.2%
Brunswick City School District, General Obligation Unlimited, Series A, 5.00%, 12/01/2032 - 12/01/2034	170,000	175,350
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	47,035,000	45,741,759
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	5,027,761
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	1,620,000	1,528,144
Cleveland Heights & University Heights City School District, General Obligation Unlimited, 4.00%, 12/01/2029 - 12/01/2030	845,000	891,670
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series C, 3.00%, 05/15/2022	115,000	115,069
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	154,672
AGM,
4.00%, 12/01/2037	440,000	452,952
County of Butler, Revenue Bonds, 5.00%, 11/15/2027	65,000	72,037
County of Franklin, Revenue Bonds, Series A, 5.00%, 12/01/2047	890,000	955,537
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	330,000	333,190
Dayton City School District, Certificate of Participation, 4.00%, 12/01/2026	295,000	310,457
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	240,000	250,861
Euclid City School District, Certificate of Participation, BAM, 4.00%, 12/01/2044	565,000	581,937

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Little Miami Local School District, General Obligation Unlimited, Series B, 5.00%, 11/01/2048	$ 1,795,000	$ 1,903,464
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (A), 02/01/2026	1,700,000	1,608,484
Series C,
Fixed until 11/04/2025, 1.50% (A), 02/01/2026	2,000,000	1,854,168
Ohio Higher Educational Facility Commission, Revenue Bonds, 4.00%, 07/01/2046	1,100,000	1,104,035
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	630,000	622,177
3.40%, 09/01/2037	1,680,000	1,674,831
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,040,000	1,073,820
Summit County Development Finance Authority, Revenue Bonds, 4.00%, 12/01/2028 - 12/01/2032	570,000	575,531
Wayne County Southeast Local School District, Certificate of Participation, BAM, 4.00%, 12/01/2028 - 12/01/2033	1,365,000	1,448,730

		68,456,636

Oklahoma - 0.1%
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	46,387
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	1,315,000	1,436,063
Grady County School Finance Authority, Revenue Bonds, 5.00%, 09/01/2022	115,000	116,328
Oklahoma City Public Property Authority, Revenue Bonds, 4.50%, 10/01/2036	150,000	150,161
Oklahoma Housing Finance Agency, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 2.75%, 09/01/2034	80,000	75,539

		1,824,478

Oregon - 1.1%
City of Boardman, General Obligation Unlimited, BAM, 3.00%, 06/15/2037 - 06/15/2039	1,055,000	959,518

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
City of Sherwood, General Obligation Limited, Series B, 4.00%, 06/01/2051	$ 3,215,000	$ 3,283,021
County of Jackson Airport Revenue, Revenue Bonds, AGM, 5.00%, 12/01/2030 - 12/01/2032	255,000	276,680
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds, 3.00%, 09/01/2035	770,000	711,988
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/15/2050	1,615,000	1,560,255
5.00%, 08/15/2037	2,000,000	2,218,433
Series A, AGM,
4.00%, 08/15/2040	4,125,000	4,096,676
Oregon State Facilities Authority, Revenue Bonds, Series A, 5.50%, 06/15/2035 (B)	750,000	769,569
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,345,000	3,024,226
2.65%, 07/01/2039	7,605,000	6,757,855

		23,658,221

Pennsylvania - 6.2%
Aliquippa Municipal Water Authority Water & Sewer Revenue, Revenue Bonds, BAM, 4.00%, 11/15/2051	630,000	627,515
Allegheny County Hospital Development Authority, Revenue Bonds, Series A, 4.00%, 07/15/2036 - 07/15/2038	13,775,000	13,879,165
Allegheny County Sanitary Authority, Revenue Bonds, AGM, 4.00%, 12/01/2035	295,000	304,679
Beaver County Economic Development Authority, Revenue Bonds, BAM, 4.00%, 11/15/2035 - 11/15/2036	3,500,000	3,598,917
Borough of Monaca, General Obligation Unlimited, Series C, BAM, 4.00%, 11/15/2050	500,000	506,208
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2045	540,000	545,191
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	80,000	82,448

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bucks County Industrial Development Authority, Revenue Bonds, 5.00%, 10/01/2033 - 10/01/2037	$ 1,950,000	$ 2,065,227
Coatesville School District, General Obligation Limited, Series A, BAM, Zero Coupon, 10/01/2037 - 10/01/2038	555,000	275,603
County of Lackawanna, General Obligation Unlimited, BAM, 4.00%, 09/15/2032 - 09/15/2033	6,965,000	7,257,804
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2029	900,000	945,678
Delaware County Authority, Revenue Bonds, 4.00%, 10/01/2022	190,000	191,332
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, AMBAC, 5.70%, 07/01/2027	350,000	394,690
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	1,841,627
Erie Sewer Authority, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2036	2,000,000	2,258,374
Fairview School District, General Obligation Limited, Series A, 4.00%, 02/01/2026	130,000	134,531
Geisinger Authority, Revenue Bonds, Series A-1, 5.00%, 02/15/2045	4,775,000	5,114,989
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	250,000	254,083
Lancaster Industrial Development Authority, Revenue Bonds, 4.00%, 12/01/2044	1,070,000	1,095,287
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	75,000	79,940
Montgomery County Industrial Development Authority, Revenue Bonds, 4.00%, 10/01/2041	665,000	618,650
Mountaintop Area Joint Sanitary Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2049	3,855,000	3,850,160
Series A, BAM,
4.00%, 12/15/2046	1,510,000	1,522,073
Penn Delco School District, General Obligation Limited, 4.00%, 06/01/2045	975,000	993,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Penn Hills School District, General Obligation Limited, Series A, BAM, 5.00%, 11/15/2025	$ 85,000	$ 91,630
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	20,295,000	19,768,063
Series AAGM,
4.00%, 05/01/2040 - 05/01/2041	9,000,000	9,194,320
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,425,000	1,396,762
2.25%, 10/01/2026	550,000	537,215
Series 124B,
2.30%, 04/01/2026	145,000	142,133
2.40%, 10/01/2026	375,000	367,074
2.55%, 10/01/2027	1,300,000	1,269,072
2.65%, 04/01/2028	1,010,000	984,518
2.75%, 10/01/2028	1,555,000	1,519,227
Series 129,
2.20%, 04/01/2027	220,000	213,575
2.25%, 10/01/2027	80,000	77,102
2.40%, 10/01/2028	1,135,000	1,089,188
2.45%, 04/01/2029 - 10/01/2029	2,570,000	2,457,564
2.55%, 04/01/2030	1,280,000	1,215,259
2.60%, 10/01/2030	455,000	431,555
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A,
5.00%, 12/01/2044	8,510,000	9,163,333
Series A, AGM,
4.00%, 12/01/2049	11,700,000	11,685,431
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,275,000	1,404,181
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,075,000	8,636,607
Series C,
5.00%, 12/01/2044	500,000	522,230
Series E,
6.38% (E), 12/01/2038	660,000	766,129
Philadelphia Gas Works Co., Revenue Bonds,
4.00%, 10/01/2036 - 10/01/2037	300,000	308,211
5.00%, 08/01/2024	150,000	157,779
Series A, AGM,
5.00%, 08/01/2050	1,445,000	1,570,315
Reading School District, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	1,940,000	2,053,704
School District of Philadelphia, General Obligation Limited, Series A, 4.00%, 09/01/2036	1,235,000	1,269,857
State Public School Building Authority, Revenue Bonds,
5.00%, 09/15/2022	80,000	81,038

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds, (continued)
Series A, AGM,
5.00%, 06/01/2032	$ 1,840,000	$ 2,000,138
Township of Northampton, General Obligation Limited, 4.00%, 05/15/2046	350,000	352,960
Upper Dublin School District, General Obligation Limited,
Series A,
4.00%, 05/15/2037 - 05/15/2044	1,425,000	1,447,307
Series A,
4.00%, 05/15/2038 - 05/15/2039	420,000	427,720
Wilkes-Barre Area School District, General Obligation Limited,
BAM,
4.00%, 04/15/2054	1,505,000	1,496,868
5.00%, 04/15/2059	440,000	480,961

		133,016,916

Puerto Rico - 0.6%
Children’s Trust Fund, Revenue Bonds, 5.63%, 05/15/2043	125,000	127,098
Commonwealth of Puerto Rico, Revenue Bonds,
4.00%, 07/01/2022	315,794	316,036
5.50%, 07/01/2029	90,334	94,684
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	626,615
5.00%, 07/01/2023	40,000	40,714
Series RR, AGC,
5.00%, 07/01/2028	345,000	351,158
Series SS, AGC,
4.38%, 07/01/2030	145,000	146,723
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,137,486
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	50,893
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,214
5.00%, 07/01/2026	650,000	661,603
Series UU, AGM,
4.00%, 07/01/2023	120,000	121,282
5.00%, 07/01/2022 - 07/01/2024	965,000	982,226
Series VV, AGM,
5.25%, 07/01/2027	40,000	41,489
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	30,000	30,208
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	185,854
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	396,824
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	300,000	313,894

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, (continued)
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	$ 160,000	$ 169,873
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,599,822
Series E, AGM,
5.50%, 07/01/2023	65,000	67,009
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,183,288
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	272,078
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	350,498
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	100,937
Puerto Rico Municipal Finance Agency, Revenue Bonds, Series A, AGM, 5.00%, 08/01/2022 - 08/01/2027	1,520,000	1,537,524

		13,926,030

Rhode Island - 0.9%
Providence Public Building Authority, Revenue Bonds, Series A, AGM, 5.00%, 09/15/2026 - 09/15/2037	11,215,000	12,215,276
Providence Redevelopment Agency, Revenue Bonds, Series A, AGM-CR, 5.00%, 04/01/2027	1,200,000	1,279,418
Rhode Island Commerce Corp., Revenue Bonds, BAM-TCRS, 5.00%, 07/01/2034	1,395,000	1,524,529
Rhode Island Health & Educational Building Corp., Revenue Bonds,
5.00%, 05/15/2028 - 05/15/2029	2,510,000	2,697,537
Series C,
5.00%, 09/15/2027	180,000	196,230
Rhode Island Turnpike & Bridge Authority, Revenue Bonds, Series A, 5.00%, 10/01/2024	130,000	137,536
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2023 - 06/01/2027	1,140,000	1,190,419

		19,240,945

South Carolina - 0.8%
Patriots Energy Group, Revenue Bonds, Series A, 4.00%, 06/01/2051	1,600,000	1,553,618
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	12,205,000	12,073,972
5.00%, 10/01/2026 (B)	2,050,000	2,105,850

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
Spartanburg Regional Health Services District, Revenue Bonds, Series A, AGM, 4.00%, 04/15/2036 - 04/15/2045	$ 2,055,000	$ 2,038,799

		17,772,239

South Dakota - 0.2%
South Dakota Housing Development Authority, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 05/01/2026	55,000	54,297
2.75%, 05/01/2027	145,000	143,690
2.80%, 11/01/2027	55,000	54,484
2.85%, 05/01/2028	475,000	467,857
2.95%, 11/01/2028	280,000	276,683
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	610,000	598,877
2.70%, 05/01/2028	390,000	380,960
2.75%, 11/01/2028	1,425,000	1,391,497

		3,368,345

Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	85,000	89,008
City of Jackson, Revenue Bonds, 5.00%, 04/01/2041	150,000	164,479
Greeneville Health & Educational Facilities Board, Revenue Bonds,
4.00%, 07/01/2040	5,000,000	4,997,763
Series A,
5.00%, 07/01/2034	3,035,000	3,096,724
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A, 5.00%, 01/01/2026	100,000	108,083
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Revenue Bonds, 5.00%, 07/01/2031	10,280,000	11,545,104
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.75%, 01/01/2025	40,000	40,025
2.95%, 01/01/2026	45,000	45,112
Series B-2,
2.25%, 01/01/2025	295,000	291,051
2.80%, 07/01/2027	2,150,000	2,133,663
2.85%, 01/01/2028	2,930,000	2,899,663
2.95%, 07/01/2028	2,655,000	2,634,853
3.05%, 07/01/2029	2,840,000	2,828,706

		30,874,234

Texas - 2.0%
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds, 5.00%, 12/01/2022	2,115,000	2,142,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Central Texas Regional Mobility Authority, Revenue Bonds, Series B, 5.00%, 01/01/2045	$ 2,400,000	$ 2,553,177
City of Laredo International Toll Bridge System Revenue, Revenue Bonds, AGM, 5.00%, 10/01/2022	90,000	91,262
City of Liberty Hill, Special Assessment, 3.38%, 09/01/2042 (B)	1,000,000	835,215
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	25,000	25,624
City of Round Rock, Revenue Bonds, AGM, 4.00%, 12/01/2035 - 12/01/2037	1,445,000	1,511,173
City of Rowlett, Special Assessment, 3.13%, 09/15/2031 (B)	226,000	205,319
City of Temple, Tax Allocation, BAM, 4.00%, 08/01/2039 - 08/01/2041	700,000	720,540
County of Kaufman, General Obligation Limited, Series A, 4.00%, 02/15/2045	250,000	255,464
Dallas County Flood Control District No. 1, General Obligation Unlimited, 5.00%, 04/01/2023 - 04/01/2024 (B)	2,320,000	2,338,169
Dallas-Fort Worth International Airport, Revenue Bonds, Series C, 5.00%, 11/01/2034	40,000	41,278
Decatur Hospital Authority, Revenue Bonds, Series B, AGM, 4.00%, 09/01/2050	4,395,000	4,339,160
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited, AGM, 2.75%, 09/01/2030	80,000	77,371
El Paso County Hospital District, General Obligation Limited, 5.00%, 08/15/2026	150,000	154,438
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited, BAM, 4.00%, 09/01/2029 - 09/01/2032	380,000	386,788
Grand Parkway Transportation Corp., Revenue Bonds, Series B, 5.00%, 04/01/2053	25,000	25,936
Grant Road Public Utility District, General Obligation Unlimited, AGC, 3.50%, 10/01/2023	750,000	750,805

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Guadalupe-Blanco River Authority, Revenue Bonds, 4.00%, 08/15/2051	$ 1,450,000	$ 1,464,851
Harris County Municipal Utility District No. 399, General Obligation Unlimited, AGM, 4.00%, 09/01/2033	270,000	275,086
Harris County-Houston Sports Authority, Revenue Bonds, Series A, AGM, 5.00%, 11/15/2027	35,000	36,835
Houston Higher Education Finance Corp., Revenue Bonds, 5.00%, 08/15/2024	340,000	358,527
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited, AGM, 3.00%, 09/01/2033	150,000	143,672
Nacogdoches County Hospital District, Revenue Bonds, AGM, 4.00%, 05/15/2037	400,000	400,284
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	80,000	77,625
5.00%, 01/01/2024 - 01/01/2028	3,125,000	3,221,537
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	90,000	90,923
Northwoods Road District No. 1, General Obligation Unlimited, BAM, 4.00%, 08/15/2027	280,000	294,628
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation, BAM, 4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,559,222
Pecos Barstow Toyah Independent School District, General Obligation Unlimited, 4.00%, 02/15/2041	2,000,000	2,046,817
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	350,000	343,817
Southwest Houston Redevelopment Authority, Tax Allocation, Series B, AGM, 5.00%, 09/01/2034	2,000,000	2,168,489
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.00%, 02/15/2041	1,000,000	1,081,171
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, 5.00%, 12/15/2032	6,240,000	6,778,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Texas Water Development Board, Revenue Bonds, 4.00%, 10/15/2049	$ 900,000	$ 913,477
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	452,100
Viridian Municipal Management District, General Obligation Unlimited, BAM, 4.00%, 12/01/2026	580,000	600,130
Wichita Falls Economic Development Corp., Revenue Bonds, AGM, 4.00%, 09/01/2046 - 09/01/2050	2,260,000	2,326,258

		42,087,992

U.S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032 (D)	200,000	201,599

Utah - 0.1%
City of Herriman Water Revenue, Revenue Bonds, AGM, 4.00%, 01/01/2038	500,000	524,409
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2022 - 10/15/2026	1,115,000	1,145,227
4.25%, 04/15/2034	120,000	121,018
Series A,
5.00%, 10/15/2025	160,000	169,079

		1,959,733

Vermont - 0.2%
City of Burlington, General Obligation Unlimited, Series A, 5.00%, 11/01/2035	215,000	241,899
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Series A, 5.00%, 12/01/2027	575,000	624,674
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	755,000	704,169
Series D, GNMA, FNMA, FHLMC,
2.90%, 05/01/2029	130,000	130,155
Vermont Municipal Bond Bank, Revenue Bonds, Series A, 4.00%, 10/01/2040	400,000	415,779
Vermont Public Power Supply Authority, Revenue Bonds, Series A, 5.00%, 07/01/2023 - 07/01/2027	2,125,000	2,266,182

		4,382,858

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 0.4%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, AGM, 5.00%, 07/01/2041	$ 3,995,000	$ 4,224,364
Henrico County Economic Development Authority, Revenue Bonds, Series C, 3.50%, 12/01/2027	445,000	432,662
Loudoun County Economic Development Authority, Revenue Bonds, Zero Coupon, 07/01/2049	8,050,000	2,944,491
Virginia Small Business Financing Authority, Revenue Bonds, 4.00%, 11/01/2036	1,650,000	1,679,806

		9,281,323

Washington - 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	45,000	47,073
Washington Health Care Facilities Authority, Revenue Bonds, 5.00%, 10/01/2044	4,115,000	4,292,605
Series A,
4.00%, 08/15/2046	100,000	100,253
Series B,
5.00%, 10/01/2026	85,000	92,619
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (B)	100,000	99,592
5.00%, 07/01/2033 (B)	375,000	375,820
Series 3-N, GNMA, FNMA, FHLMC,
2.85%, 12/01/2028	265,000	263,865

		5,271,827

West Virginia - 0.1%
City of Buckhannon, Revenue Bonds, Series C, 4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,087,264
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	1,000,000	1,009,997

		2,097,261

Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B)	255,000	251,634
4.00%, 09/01/2029 (B)	850,000	858,579
4.00% (A), 10/01/2041	16,820,000	17,030,798
Series A,
4.00%, 01/01/2045	1,500,000	1,468,637
5.00%, 06/01/2027 - 07/01/2038	725,000	759,596
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,517,536
5.00%, 07/01/2036 - 07/01/2054	1,145,000	1,240,989
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.50%, 08/01/2022	190,000	189,397

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, (continued)
5.00%, 08/15/2022 - 08/01/2039	$ 3,325,000	$ 3,278,613

		27,595,779

Wyoming - 1.0%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds, Series A, 4.00%, 06/15/2026 - 06/15/2035	4,245,000	4,380,403
University of Wyoming, Revenue Bonds, Series C, 4.00%, 06/01/2037 - 06/01/2038	14,025,000	14,256,175

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming (continued)
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	$ 305,000	$ 278,886
Series 2,
2.95%, 06/01/2033	2,485,000	2,339,011

		21,254,475

Total Municipal Government Obligations (Cost $2,255,368,149)		2,078,361,313

Total Investments (Cost $2,255,368,149)		2,078,361,313
Net Other Assets (Liabilities) - 2.4%		51,384,409

Net Assets - 100.0%		$2,129,745,722

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$2,078,361,313	$—	$2,078,361,313

Total Investments	$—	$2,078,361,313	$—	$2,078,361,313

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $21,823,719, representing 1.0% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$3,254,990	$3,080,262	0.1%
Municipal Government Obligations	California Municipal Finance Authority Revenue Bonds Series A 4.00%, 11/01/2031	01/04/2022	18,336,848	16,028,664	0.8
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	291,210	289,150	0.0	(C)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	$39,984	$40,031	0.0	%(C)

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	49,913	49,974	0.0	(C)

Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	201,599	0.0	(C)

Total			$22,185,891	$19,689,680	0.9%

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2022, the total value of such securities is $3,363,625, representing 0.2% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 4.0%
BHP Group Ltd., ADR	408,676	$27,373,119
BHP Group Ltd.	511,500	17,091,990
Lendlease Corp. Ltd. (A)	3,160,500	27,073,969
Macquarie Group Ltd.	447,000	64,351,452
Santos Ltd.	12,392,800	69,251,834

		205,142,364

Austria - 0.2%
ams-OSRAM AG (B)	890,100	10,888,739

Belgium - 2.5%
Anheuser-Busch InBev SA (A)	1,053,300	60,606,384
Groupe Bruxelles Lambert SA	356,420	33,631,948
KBC Group NV	526,500	35,818,766

		130,057,098

Canada - 0.4%
TFI International, Inc.	266,100	21,405,655

China - 0.0% (C)
JD.com, Inc., Class A (B)	1,033	32,207
Tencent Holdings Ltd.	21,700	1,022,610

		1,054,817

Finland - 1.1%
Nokia OYJ	11,224,800	56,910,519

France - 9.7%
Air Liquide SA (A)	5,646	976,805
Airbus SE (A)	137,200	15,019,537
Amundi SA (D)	557,600	33,528,497
Capgemini SE	264,152	53,775,792
Cie de Saint-Gobain	27,037	1,577,289
Dassault Aviation SA	183,760	30,835,872
Engie SA (A)	6,903,200	81,461,004
Rexel SA	1,593,817	32,648,799
Sanofi (A)	780,601	82,505,530
TotalEnergies SE	1,169,100	57,406,277
Ubisoft Entertainment SA (B)	502,100	22,701,409
Veolia Environnement SA	2,761,923	80,583,446

		493,020,257

Germany - 10.5%
Allianz SE	161,702	36,485,482
BASF SE	973,300	51,256,871
Bayer AG	455,352	29,994,510
Continental AG	10,442	715,706
Deutsche Boerse AG	363,400	63,265,953
Deutsche Post AG	1,468,701	62,746,519
Fresenius SE & Co. KGaA	1,373,800	48,561,021
HeidelbergCement AG	950,635	54,763,636
Infineon Technologies AG	1,379,827	39,163,923
SAP SE	635,347	64,389,843
Siemens AG	526,495	64,735,178
Talanx AG	438,884	18,248,648

		534,327,290

Hong Kong - 2.4%
CK Asset Holdings Ltd.	6,477,600	43,912,552
CK Hutchison Holdings Ltd.	11,008,400	77,256,146

		121,168,698

	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.5%
AerCap Holdings NV (B)	592,200	$ 27,661,662
AIB Group PLC	12,645,900	27,468,604
DCC PLC	703,231	53,283,075
Ryanair Holdings PLC, ADR (B)	111,372	9,725,003
Smurfit Kappa Group PLC	1,450,015	61,271,495

		179,409,839

Israel - 1.0%
Check Point Software Technologies Ltd. (B)	383,800	48,470,102

Italy - 0.5%
Enel SpA	236,781	1,539,761
Prysmian SpA	734,022	23,873,997

		25,413,758

Japan - 19.5%
Astellas Pharma, Inc.	3,712,600	56,526,990
Denka Co. Ltd.	769,780	20,636,262
Denso Corp.	19,500	1,188,432
FANUC Corp.	257,600	39,471,546
Fujitsu Ltd.	320,960	48,512,834
Hitachi Ltd.	1,211,180	57,441,967
Japan Airlines Co. Ltd. (B)	201,000	3,318,403
Kirin Holdings Co. Ltd.	2,206,900	32,171,581
Kyocera Corp.	1,008,100	52,932,240
Nintendo Co. Ltd.	132,700	60,563,047
Olympus Corp.	2,177,100	38,319,396
ORIX Corp.	4,170,700	76,069,232
Panasonic Holdings Corp.	121,000	1,078,497
Rakuten Group, Inc. (A)	6,410,700	45,066,462
SBI Holdings, Inc.	1,603,900	35,874,598
Sega Sammy Holdings, Inc.	1,447,300	25,645,603
Seven & i Holdings Co. Ltd.	1,917,700	84,794,738
Sony Group Corp.	1,317,000	113,658,437
Square Enix Holdings Co. Ltd.	653,000	26,071,523
Sumitomo Mitsui Financial Group, Inc. (A)	2,064,800	62,385,733
Toshiba Corp.	1,304,550	54,175,780
Toyota Industries Corp.	1,041,400	62,459,826

		998,363,127

Luxembourg - 0.9%
ArcelorMittal SA	1,613,135	47,035,297

Netherlands - 3.6%
ASML Holding NV	93,100	52,837,832
EXOR NV	226,400	15,710,983
Heineken Holding NV (A)	661,085	51,605,753
Koninklijke Philips NV	826,934	21,608,710
NXP Semiconductors NV	248,000	42,383,200

		184,146,478

Norway - 1.5%
DNB Bank ASA (A)	1,782,300	34,536,179
Mowi ASA	1,547,500	43,712,268

		78,248,447

Republic of Korea - 1.6%
E-MART, Inc.	3,672	379,972
KB Financial Group, Inc.	25,031	1,164,544
LG Corp.	11,149	643,837
Samsung Electronics Co. Ltd.	1,518,519	80,927,261

		83,115,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.5%
CapitaLand Integrated Commercial Trust, REIT	508,300	$ 851,703
DBS Group Holdings Ltd.	2,973,300	72,134,094
Oversea-Chinese Banking Corp. Ltd.	116,900	1,037,907

		74,023,704

Sweden - 2.6%
Essity AB, Class B	1,589,200	41,908,765
Husqvarna AB, B Shares	521,900	4,988,897
Investor AB, B Shares	1,647,388	31,700,523
Lundin Energy AB (A)	686,300	28,375,655
Swedbank AB, A Shares	70,960	1,122,533
Volvo AB, B Shares	1,607,737	25,648,919

		133,745,292

Switzerland - 11.9%
ABB Ltd.	1,925,900	57,780,734
Alcon, Inc.	188,073	13,428,564
Cie Financiere Richemont SA, Class A	357,500	41,538,169
Glencore PLC	7,364,900	45,380,040
Nestle SA	1,005,764	129,838,174
Novartis AG	945,215	83,527,933
Roche Holding AG	281,561	104,406,680
Siemens Energy AG	1,785,897	34,400,421
UBS Group AG	5,638,674	95,725,689

		606,026,404

United Kingdom - 17.9%
Ashtead Group PLC	455,800	23,568,155
Aviva PLC	8,422,101	45,185,632
Barratt Developments PLC	3,123,442	19,109,349
BP PLC	10,977,700	52,998,068
British Land Co. PLC, REIT (A)	1,514,200	9,753,591
Bunzl PLC	981,248	37,857,159
CNH Industrial NV	3,219,400	45,606,943
Entain PLC	1,236,700	23,237,995
GlaxoSmithKline PLC	2,661,100	59,988,062
Imperial Brands PLC	1,388,294	28,898,077
Inchcape PLC	2,189,896	19,594,453
Informa PLC (B)	4,583,851	32,517,358
Kingfisher PLC	13,254,500	41,798,992
Liberty Global PLC, Class C (B)	1,749,900	41,472,630

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Linde PLC	167,200	$ 52,159,712
Lloyds Banking Group PLC	99,619,754	56,580,302
Melrose Industries PLC	20,721,520	30,110,381
Persimmon PLC	1,149,200	29,930,072
Reckitt Benckiser Group PLC	880,800	68,689,683
Smith & Nephew PLC	3,396,900	55,058,851
Tesco PLC	18,576,732	63,111,063
Unilever PLC	1,619,414	75,286,748

		912,513,276

United States - 0.0% (C)
Amazon.com, Inc. (B)	308	765,574

Total Common Stocks (Cost $4,602,075,497)		4,945,252,349

OTHER INVESTMENT COMPANY - 6.8%
Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (E)	348,764,521	348,764,521

Total Other Investment Company (Cost $348,764,521)		348,764,521

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (E), dated 04/29/2022, to be repurchased at $111,023,285 on 05/02/2022. Collateralized by U.S. Government Obligations, 1.38% - 3.13%, due 10/31/2028 - 11/15/2028, and with a total value of $113,243,752.	$111,023,285	111,023,285

Total Repurchase Agreement (Cost $111,023,285)		111,023,285

Total Investments (Cost $5,061,863,303)		5,405,040,155
Net Other Assets (Liabilities) - (5.8)%		(294,114,353)

Net Assets - 100.0%		$5,110,925,802

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.7%	$416,949,705
Industrial Conglomerates	6.2	337,646,364
Capital Markets	5.4	292,746,189
Banks	5.4	292,248,662
Oil, Gas & Consumable Fuels	3.9	208,031,834
Machinery	3.3	178,176,131
Food Products	3.2	173,550,442
Household Durables	3.0	163,776,355
Multi-Utilities	3.0	162,044,450
Diversified Financial Services	2.9	157,112,686
Food & Staples Retailing	2.7	148,285,773

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Semiconductors & Semiconductor Equipment	2.7%		$145,273,694
Beverages	2.7		144,383,718
Metals & Mining	2.5		136,880,446
Health Care Equipment & Supplies	2.4		128,415,521
Chemicals	2.3		125,029,650
Trading Companies & Distributors	2.3		121,735,775
Electrical Equipment	2.1		116,055,152
Software	2.1		112,859,945
Household Products	2.0		110,598,448
Entertainment	2.0		109,335,979
IT Services	1.9		102,288,626
Insurance	1.9		99,919,762
Technology Hardware, Storage & Peripherals	1.5		80,927,261
Personal Products	1.4		75,286,748
Real Estate Management & Development	1.3		70,986,521
Air Freight & Logistics	1.2		62,746,519
Containers & Packaging	1.1		61,271,495
Communications Equipment	1.1		56,910,519
Construction Materials	1.0		54,763,636
Electronic Equipment, Instruments & Components	1.0		52,932,240
Health Care Providers & Services	0.9		48,561,021
Internet & Direct Marketing Retail	0.9		45,864,243
Aerospace & Defense	0.9		45,855,409
Specialty Retail	0.8		41,798,992
Textiles, Apparel & Luxury Goods	0.8		41,538,169
Diversified Telecommunication Services	0.8		41,472,630
Media	0.6		32,517,358
Tobacco	0.5		28,898,077
Leisure Products	0.5		25,645,603
Hotels, Restaurants & Leisure	0.4		23,237,995
Road & Rail	0.4		21,405,655
Distributors	0.4		19,594,453
Airlines	0.2		13,043,406
Equity Real Estate Investment Trusts	0.2		10,605,294
Auto Components	0.0	(C)	1,904,138
Building Products	0.0	(C)	1,577,289
Electric Utilities	0.0	(C)	1,539,761
Interactive Media & Services	0.0	(C)	1,022,610

Investments	91.5		4,945,252,349
Short-Term Investments	8.5		459,787,806

Total Investments	100.0%		$5,405,040,155

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$271,416,657	$4,673,835,692	$—	$4,945,252,349
Other Investment Company	348,764,521	—	—	348,764,521
Repurchase Agreement	—	111,023,285	—	111,023,285

Total Investments	$620,181,178	$4,784,858,977	$—	$5,405,040,155

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $354,778,915, collateralized by cash collateral of $348,764,521 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,111,937. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of the 144A security is $33,528,497, representing 0.7% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2022.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Focus

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.9%
Northern Star Resources Ltd.	3,195,843	$21,967,546

Austria - 1.5%
Erste Group Bank AG	532,328	16,574,433

China - 3.1%
Airtac International Group	639,144	17,345,194
ANTA Sports Products Ltd.	1,515,900	17,421,461

		34,766,655

Finland - 1.5%
Neste OYJ	387,724	16,636,783

France - 11.3%
LVMH Moet Hennessy Louis Vuitton SE	31,856	20,615,133
Sanofi (A)	352,560	37,263,788
TotalEnergies SE	693,694	34,062,432
Vinci SA (A)	371,540	36,051,959

		127,993,312

Germany - 2.8%
Bayerische Motoren Werke AG	389,845	31,836,990

Ireland - 8.0%
ICON PLC (B)	138,465	31,322,168
Kingspan Group PLC	355,919	33,131,450
Smurfit Kappa Group PLC	604,302	25,535,244

		89,988,862

Israel - 3.9%
Bank Leumi Le-Israel BM	2,036,133	21,368,699
Nice Ltd., ADR (A) (B)	107,859	22,263,176

		43,631,875

Italy - 4.5%
Amplifon SpA (A)	472,678	18,857,423
Enel SpA	3,550,759	23,090,205
Interpump Group SpA	224,057	9,058,565

		51,006,193

Japan - 16.6%
Asahi Group Holdings Ltd.	347,100	13,083,175
Food & Life Cos. Ltd.	715,600	16,981,633
Haseko Corp.	1,067,100	11,692,245
ITOCHU Corp.	842,900	25,439,543
Lasertec Corp. (A)	139,400	18,624,026
Nidec Corp.	144,600	9,348,255
Open House Group Co. Ltd.	495,400	19,169,333
Pan Pacific International Holdings Corp.	1,005,800	15,402,170
Taiyo Yuden Co. Ltd. (A)	607,900	23,882,842
Tokyo Electron Ltd.	79,900	33,713,517

		187,336,739

Netherlands - 1.3%
Euronext NV (C)	180,764	14,483,197

Norway - 6.1%
DNB Bank ASA (A)	1,511,815	29,294,908
Equinor ASA	1,173,412	39,660,813

		68,955,721

Republic of Korea - 2.1%
Samsung Electronics Co. Ltd.	438,629	23,376,094

Singapore - 3.5%
DBS Group Holdings Ltd.	1,613,400	39,142,080

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.2%
Iberdrola SA	2,200,478	$ 25,285,259

Sweden - 3.4%
Epiroc AB, Class A	404,864	8,207,833
Epiroc AB, Class B	1,165,330	20,330,166
Thule Group AB (A) (C)	283,922	9,848,432

		38,386,431

Switzerland - 7.9%
Lonza Group AG	43,353	25,562,396
Roche Holding AG	109,385	40,561,458
Swiss Life Holding AG	39,627	23,170,504

		89,294,358

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	265,533	24,675,982

United Kingdom - 13.1%
Ashtead Group PLC	465,583	24,074,007
Beazley PLC	2,263,514	12,284,444
British American Tobacco PLC	613,159	25,698,934
Diageo PLC	460,987	22,998,113
Legal & General Group PLC	9,252,863	28,842,053
Rio Tinto PLC, ADR (A)	484,107	34,429,690

		148,327,241

Total Common Stocks (Cost $951,061,807)		1,093,665,751

OTHER INVESTMENT COMPANY - 7.3%
Securities Lending Collateral - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	82,804,472	82,804,472

Total Other Investment Company (Cost $82,804,472)		82,804,472

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (D), dated 04/29/2022, to be repurchased at $7,650,829 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 09/30/2028, and with a value of $7,803,926.	$7,650,829	7,650,829

Total Repurchase Agreement (Cost $7,650,829)		7,650,829

Total Investments (Cost $1,041,517,108)		1,184,121,052
Net Other Assets (Liabilities) - (4.9)%		(55,104,363)

Net Assets - 100.0%		$1,129,016,689

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.0%	$106,380,120
Oil, Gas & Consumable Fuels	7.6	90,360,028
Pharmaceuticals	6.6	77,825,246
Semiconductors & Semiconductor Equipment	6.5	77,013,525
Insurance	5.4	64,297,001
Life Sciences Tools & Services	4.8	56,884,564
Metals & Mining	4.8	56,397,236
Machinery	4.6	54,941,758
Trading Companies & Distributors	4.2	49,513,550
Electric Utilities	4.1	48,375,464
Textiles, Apparel & Luxury Goods	3.2	38,036,594
Beverages	3.1	36,081,288
Construction & Engineering	3.0	36,051,959
Building Products	2.8	33,131,450
Automobiles	2.7	31,836,990
Household Durables	2.6	30,861,578
Tobacco	2.2	25,698,934
Containers & Packaging	2.2	25,535,244
Electronic Equipment, Instruments & Components	2.0	23,882,842
Technology Hardware, Storage & Peripherals	2.0	23,376,094
Software	1.9	22,263,176
Health Care Providers & Services	1.6	18,857,423
Hotels, Restaurants & Leisure	1.4	16,981,633
Multiline Retail	1.3	15,402,170
Capital Markets	1.2	14,483,197
Leisure Products	0.8	9,848,432
Electrical Equipment	0.8	9,348,255

Investments	92.4	1,093,665,751
Short-Term Investments	7.6	90,455,301

Total Investments	100.0%	$1,184,121,052

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$112,691,016	$980,974,735	$—	$1,093,665,751
Other Investment Company	82,804,472	—	—	82,804,472
Repurchase Agreement	—	7,650,829	—	7,650,829

Total Investments	$195,495,488	$988,625,564	$—	$1,184,121,052

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $144,208,395, collateralized by cash collateral of $82,804,472 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $67,090,998. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $24,331,629, representing 2.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 3.6%
BlueScope Steel Ltd.	770,500	$10,953,117
Charter Hall Group, REIT	619,232	6,655,138
Omni Bridgeway Ltd. (A) (B)	2,559,169	6,012,709

		23,620,964

Austria - 0.8%
ams-OSRAM AG (A)	434,000	5,309,193

Belgium - 6.6%
Barco NV	329,734	7,425,562
D’ieteren Group	82,108	13,179,373
Fagron	326,248	6,119,692
Groupe Bruxelles Lambert SA	97,427	9,193,255
Telenet Group Holding NV (B)	229,200	6,830,709

		42,748,591

Denmark - 2.7%
Scandinavian Tobacco Group AS, Class A (C)	556,928	11,609,569
Schouw & Co. AS	82,067	6,274,124

		17,883,693

Finland - 0.9%
Kamux Corp.	216,600	2,191,961
Raisio OYJ, V Shares	1,529,083	3,582,229

		5,774,190

France - 5.4%
Elis SA (A)	618,700	8,872,929
ICADE, REIT	81,600	4,871,997
Kaufman & Broad SA (B)	222,229	6,758,581
Rothschild & Co.	366,619	14,363,734

		34,867,241

Germany - 5.9%
Bertrandt AG	36,509	1,696,082
Borussia Dortmund GmbH & Co. KGaA (A)	554,480	2,171,653
DIC Asset AG	476,678	6,668,683
DWS Group GmbH & Co. KGaA (C)	99,500	3,274,388
Gerresheimer AG	151,400	10,516,597
Hamburger Hafen und Logistik AG	337,640	5,494,599
SAF-Holland SE (A)	518,300	3,939,240
Takkt AG	297,613	4,808,363

		38,569,605

Greece - 1.0%
Motor Oil Hellas Corinth Refineries SA	412,151	6,520,291

Hong Kong - 1.2%
Great Eagle Holdings Ltd.	1,432,493	3,342,418
Kerry Logistics Network Ltd.	426,681	981,214
Pacific Textiles Holdings Ltd.	7,261,900	3,197,292

		7,520,924

Ireland - 4.4%
Bank of Ireland Group PLC (A)	1,742,100	10,558,356
C&C Group PLC (A)	1,922,185	5,017,822
Grafton Group PLC	77,700	941,045
Smurfit Kappa Group PLC	286,710	12,115,151

		28,632,374

Italy - 4.2%
BFF Bank SpA (C)	976,600	6,089,694
Buzzi Unicem SpA (B)	285,000	5,277,823
Danieli & C Officine Meccaniche SpA	163,790	2,562,200

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
doValue SpA (B) (C)	424,000	$ 3,605,176
Prysmian SpA	305,752	9,944,555

		27,479,448

Japan - 29.2%
Aida Engineering Ltd.	396,100	2,934,502
Air Water, Inc.	391,100	5,191,031
Capcom Co. Ltd.	779,100	20,558,189
CKD Corp.	281,800	3,649,228
Denka Co. Ltd.	413,960	11,097,440
DTS Corp.	348,900	7,655,337
Fuji Corp.	369,800	6,169,942
Furyu Corp.	113,100	893,301
GMO internet, Inc.	373,700	7,468,460
Hikari Tsushin, Inc.	53,000	6,205,940
Horiba Ltd.	153,000	7,443,959
Hosokawa Micron Corp.	107,000	2,028,510
Japan Petroleum Exploration Co. Ltd.	121,000	2,412,012
Kintetsu World Express, Inc.	580,600	13,831,342
Kumiai Chemical Industry Co. Ltd. (B)	747,100	5,054,252
Kyushu Railway Co.	150,000	2,940,112
MatsukiyoCocokara & Co.	221,600	7,325,062
Meitec Corp.	108,100	5,737,938
Nakanishi, Inc.	608,700	9,949,199
Nextage Co. Ltd.	157,900	2,413,256
Nichiha Corp.	223,000	4,031,757
Nippon Parking Development Co. Ltd.	3,021,000	3,573,463
Paramount Bed Holdings Co. Ltd.	356,600	5,939,153
PCA Corp. (B)	305,500	3,071,322
Rohto Pharmaceutical Co. Ltd.	226,600	6,051,251
Sanwa Holdings Corp.	1,076,600	9,808,101
Shinoken Group Co. Ltd.	430,000	3,348,419
Square Enix Holdings Co. Ltd.	264,300	10,552,379
Takasago Thermal Engineering Co. Ltd.	320,000	4,185,802
Token Corp. (B)	84,200	5,604,806
Wakita & Co. Ltd.	358,700	2,984,747

		190,110,212

Netherlands - 4.2%
ASM International NV (B)	38,000	11,418,700
Euronext NV (C)	77,780	6,231,900
Van Lanschot Kempen NV, CVA	368,800	9,604,120

		27,254,720

New Zealand - 0.3%
Pushpay Holdings Ltd. (A) (B)	2,141,100	1,805,843

Norway - 2.5%
ABG Sundal Collier Holding ASA	5,098,727	3,881,390
Aker ASA, A Shares (B)	72,300	5,893,230
Kongsberg Gruppen ASA	159,100	6,833,756

		16,608,376

Philippines - 0.3%
Alliance Global Group, Inc.	7,988,900	1,801,858

Republic of Korea - 3.3%
Eugene Technology Co. Ltd.	307,509	10,343,610
Gradiant Corp.	567,719	2,003,857
Value Added Technology Co. Ltd.	293,900	9,333,809

		21,681,276

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.2%
Cia de Distribucion Integral Logista Holdings SA	492,464	$ 9,073,862
Fluidra SA	93,300	2,525,088
Vidrala SA	33,809	2,422,606

		14,021,556

Sweden - 4.7%
Cloetta AB, B Shares	2,526,200	6,383,791
Dios Fastigheter AB	1,149,874	10,267,108
Husqvarna AB, B Shares (B)	674,600	6,448,572
Nobia AB	960,200	3,768,290
Trelleborg AB, B Shares (B)	180,800	3,965,592

		30,833,353

Switzerland - 1.8%
Swissquote Group Holding SA	70,676	11,486,870

United Kingdom - 13.6%
Bellway PLC	365,900	11,113,213
Domino’s Pizza Group PLC	1,343,500	5,872,301
Howden Joinery Group PLC	709,400	6,716,253
IG Group Holdings PLC	999,535	10,215,320
Inchcape PLC	439,000	3,928,024
Informa PLC (A)	1,118,727	7,936,132
Intermediate Capital Group PLC	370,435	7,088,819
International Personal Finance PLC	1,015,750	1,210,130
Lancashire Holdings Ltd.	771,200	4,087,276
Oxford Metrics PLC	885,500	991,405
Redde Northgate PLC	294,268	1,455,710
Redrow PLC	1,833,600	12,019,791
Savills PLC	659,700	8,874,683

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vistry Group PLC	662,500	$ 6,911,914

		88,420,971

Total Common Stocks (Cost $623,969,642)		642,951,549

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	23,713,203	23,713,203

Total Other Investment Company (Cost $23,713,203)		23,713,203

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (D), dated 04/29/2022, to be repurchased at $2,841,288 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $2,898,204.	$2,841,288	2,841,288

Total Repurchase Agreement (Cost $2,841,288)		2,841,288

Total Investments (Cost $650,524,133)		669,506,040
Net Other Assets (Liabilities) - (2.8)%		(18,287,855)

Net Assets - 100.0%		$651,218,185

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	9.9%	$66,146,541
Household Durables	6.9	46,176,595
Entertainment	5.0	33,282,221
Real Estate Management & Development	4.9	32,501,311
Machinery	4.5	30,283,634
Semiconductors & Semiconductor Equipment	4.0	27,071,503
Health Care Equipment & Supplies	3.8	25,222,161
Diversified Financial Services	3.7	24,900,834
Air Freight & Logistics	3.6	23,886,418
Chemicals	3.2	21,342,723
Building Products	2.7	18,025,660
Distributors	2.6	17,107,397
IT Services	2.5	16,929,640
Food Products	2.4	16,240,144
Electronic Equipment, Instruments & Components	2.2	14,869,521
Media	2.2	14,766,841
Containers & Packaging	2.2	14,537,757
Commercial Services & Supplies	1.9	12,446,392
Tobacco	1.7	11,609,569
Equity Real Estate Investment Trusts	1.7	11,527,135
Metals & Mining	1.6	10,953,117
Specialty Retail	1.6	10,811,157

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Trading Companies & Distributors	1.6%	$10,642,045
Banks	1.6	10,558,356
Life Sciences Tools & Services	1.6	10,516,597
Electrical Equipment	1.5	9,944,555
Oil, Gas & Consumable Fuels	1.3	8,932,303
Industrial Conglomerates	1.1	7,695,088
Professional Services	1.1	7,434,020
Food & Staples Retailing	1.1	7,325,062
Aerospace & Defense	1.0	6,833,756
Internet & Direct Marketing Retail	1.0	6,812,220
Health Care Providers & Services	0.9	6,119,692
Personal Products	0.9	6,051,251
Hotels, Restaurants & Leisure	0.9	5,872,301
Transportation Infrastructure	0.8	5,494,599
Construction Materials	0.8	5,277,823
Beverages	0.7	5,017,822
Road & Rail	0.7	4,395,822
Insurance	0.6	4,087,276
Software	0.6	4,062,727
Auto Components	0.6	3,939,240
Textiles, Apparel & Luxury Goods	0.5	3,197,292
Consumer Finance	0.2	1,210,130
Leisure Products	0.1	893,301

Investments	96.0	642,951,549
Short-Term Investments	4.0	26,554,491

Total Investments	100.0%	$669,506,040

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$642,951,549	$—	$642,951,549
Other Investment Company	23,713,203	—	—	23,713,203
Repurchase Agreement	—	2,841,288	—	2,841,288

Total Investments	$23,713,203	$645,792,837	$—	$669,506,040

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $43,960,403, collateralized by cash collateral of $23,713,203 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,520,984. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $30,810,727, representing 4.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Australia - 4.9%
BlueScope Steel Ltd.	35,599	$506,061
Commonwealth Bank of Australia	19,313	1,403,737
National Australia Bank Ltd.	63,185	1,442,430
Perseus Mining Ltd.	432,724	602,147
Sonic Healthcare Ltd.	24,167	624,142
South32 Ltd.	503,357	1,676,348

		6,254,865

Austria - 0.3%
voestalpine AG	16,080	418,448

Belgium - 0.6%
Anheuser-Busch InBev SA	8,743	503,068
UCB SA	2,792	317,374

		820,442

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	832,400	543,077

Denmark - 4.0%
AP Moller - Maersk AS, Class B	691	1,999,910
Danske Bank AS	22,174	340,124
Novo Nordisk AS, Class B	21,683	2,476,767
Pandora AS	2,740	240,590

		5,057,391

Finland - 2.3%
Nokia OYJ	168,983	856,755
Nordea Bank Abp	204,403	2,037,914

		2,894,669

France - 9.3%
Capgemini SE	5,646	1,149,407
Cie de Saint-Gobain	23,968	1,398,249
Eiffage SA	10,092	996,572
LVMH Moet Hennessy Louis Vuitton SE	3,415	2,209,966
Pernod Ricard SA	6,354	1,311,365
Publicis Groupe SA	6,535	392,340
Rexel SA	19,862	406,866
Sanofi (A)	16,163	1,708,346
Sartorius Stedim Biotech	1,222	399,874
TotalEnergies SE	25,091	1,232,042
Veolia Environnement SA	18,380	536,265

		11,741,292

Germany - 7.0%
Bayer AG	11,351	747,702
Bayerische Motoren Werke AG	10,344	844,751
Brenntag SE	4,355	336,047
Deutsche Post AG	34,815	1,487,383
Deutsche Telekom AG	76,506	1,409,328
HeidelbergCement AG	5,666	326,404
Infineon Technologies AG	31,547	895,405
Mercedes-Benz Group AG	13,895	969,887
Merck KGaA	9,819	1,821,692

		8,838,599

Hong Kong - 2.0%
ASM Pacific Technology Ltd.	43,800	441,407
CK Hutchison Holdings Ltd.	174,500	1,224,628
Pacific Basin Shipping Ltd.	1,937,000	888,716

		2,554,751

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.3%
James Hardie Industries PLC, CDI	12,559	$ 362,054

Israel - 0.6%
Teva Pharmaceutical Industries Ltd., ADR (B)	81,900	713,349

Italy - 1.4%
Enel SpA	69,028	448,882
Eni SpA	51,079	714,022
Leonardo SpA	56,719	583,717

		1,746,621

Japan - 24.7%
Canon, Inc. (A)	86,900	1,999,495
Cosmo Energy Holdings Co. Ltd.	11,600	288,195
Electric Power Development Co. Ltd., Class C	30,100	412,454
FUJIFILM Holdings Corp.	34,600	1,902,005
Fujitsu Ltd.	8,300	1,254,538
Honda Motor Co. Ltd.	30,900	812,780
Ibiden Co. Ltd.	11,000	411,090
Inpex Corp.	29,900	355,755
ITOCHU Corp.	64,400	1,943,655
Japan Tobacco, Inc.	50,200	853,992
Marubeni Corp.	125,500	1,369,910
Mitsubishi Corp.	36,600	1,228,864
Mitsubishi UFJ Financial Group, Inc.	207,600	1,206,856
Mitsui & Co. Ltd.	23,200	561,806
Mizuho Financial Group, Inc.	33,190	403,016
Murata Manufacturing Co. Ltd.	14,100	840,465
Nippon Telegraph & Telephone Corp.	95,500	2,814,322
Nippon Yusen KK	22,500	1,623,240
Nomura Holdings, Inc.	129,600	499,019
Olympus Corp.	26,600	468,190
Ono Pharmaceutical Co. Ltd.	21,800	560,054
Sekisui House Ltd.	51,800	899,659
Seven & i Holdings Co. Ltd.	30,700	1,357,459
SoftBank Group Corp.	8,700	357,833
Sony Group Corp.	13,300	1,147,803
Sumitomo Corp.	95,400	1,509,574
Tokyo Electron Ltd.	3,400	1,434,618
Toyota Motor Corp.	164,600	2,820,208

		31,336,855

Netherlands - 4.7%
Akzo Nobel NV	4,553	394,957
ASML Holding NV	3,359	1,906,362
ASR Nederland NV	7,171	325,912
Koninklijke Ahold Delhaize NV	45,993	1,356,608
NN Group NV	20,471	1,002,702
Signify NV (C)	12,662	535,698
Stellantis NV	35,390	475,134

		5,997,373

Norway - 0.7%
Equinor ASA	25,635	866,452

Singapore - 0.9%
DBS Group Holdings Ltd.	33,600	815,157
Yangzijiang Financial Holding Pte. Ltd. (B)	832,400	328,036

		1,143,193

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	71,950	377,540
Banco Santander SA	432,943	1,265,210

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	97,008	$ 1,114,700
Repsol SA	21,635	322,748
Telefonica SA	112,134	545,492

		3,625,690

Sweden - 0.8%
SSAB AB, B Shares	165,019	970,415

Switzerland - 10.1%
Alcon, Inc.	22,870	1,632,936
Cie Financiere Richemont SA, Class A	1,983	230,406
Julius Baer Group Ltd.	11,949	571,017
Nestle SA	10,368	1,338,447
Novartis AG	21,232	1,876,256
Roche Holding AG	6,130	2,273,088
Sonova Holding AG	3,240	1,168,429
Swiss Life Holding AG	2,395	1,400,393
UBS Group AG	100,696	1,709,479
Zurich Insurance Group AG	1,182	538,128

		12,738,579

United Kingdom - 16.9%
3i Group PLC	85,014	1,391,275
Anglo American PLC	11,197	495,926
Ashtead Group PLC	8,584	443,855
AstraZeneca PLC	13,873	1,851,231
BAE Systems PLC	50,912	470,257
Barclays PLC	425,487	782,105
Bellway PLC	8,732	265,211
BP PLC	135,343	653,408
British American Tobacco PLC	31,730	1,329,879
Coca-Cola Europacific Partners PLC	22,154	1,106,592
Diageo PLC	50,373	2,513,051
Ferguson PLC	6,574	824,703
GlaxoSmithKline PLC	77,535	1,747,839
Imperial Brands PLC	63,074	1,312,919
Kingfisher PLC	137,211	432,704
Lloyds Banking Group PLC	883,494	501,792

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Redrow PLC	42,408	$ 277,997
Rio Tinto PLC	14,456	1,021,405
Shell PLC	39,065	1,048,735
SSE PLC	62,267	1,446,202
Standard Chartered PLC	77,910	532,618
Vodafone Group PLC	590,603	894,149

		21,343,853

Total Common Stocks (Cost $114,357,174)		119,967,968

PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG, 3.31% (D)	6,662	1,031,720

Total Preferred Stock (Cost $1,129,101)		1,031,720

EXCHANGE-TRADED FUND - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF (A)	25,400	1,743,456

Total Exchange-Traded Fund (Cost $1,853,008)		1,743,456

OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	24,300	24,300

Total Other Investment Company (Cost $24,300)		24,300

Total Investments (Cost $117,363,583)		122,767,444
Net Other Assets (Liabilities) - 3.0%		3,812,803

Net Assets - 100.0%		$126,580,247

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	13.1%	$16,093,698
Banks	9.1	11,108,499
Trading Companies & Distributors	7.0	8,625,280
Automobiles	5.7	6,954,480
Metals & Mining	4.6	5,690,750
Oil, Gas & Consumable Fuels	4.5	5,481,357
Beverages	4.4	5,434,076
Diversified Telecommunication Services	3.9	4,769,142
Semiconductors & Semiconductor Equipment	3.8	4,677,792
Marine	3.7	4,511,866
Capital Markets	3.7	4,498,826
Technology Hardware, Storage & Peripherals	3.2	3,901,500
Tobacco	2.8	3,496,790
Health Care Equipment & Supplies	2.7	3,269,555
Insurance	2.7	3,267,135
Electric Utilities	2.5	3,009,784

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Food & Staples Retailing	2.2%		$2,714,067
Textiles, Apparel & Luxury Goods	2.2		2,680,962
Household Durables	2.1		2,590,670
IT Services	2.0		2,403,945
International Equity Funds	1.4		1,743,456
Air Freight & Logistics	1.2		1,487,383
Building Products	1.1		1,398,249
Food Products	1.1		1,338,447
Wireless Telecommunication Services	1.0		1,251,982
Electronic Equipment, Instruments & Components	1.0		1,251,555
Industrial Conglomerates	1.0		1,224,628
Aerospace & Defense	0.9		1,053,974
Construction & Engineering	0.8		996,572
Communications Equipment	0.7		856,755
Construction Materials	0.6		688,458
Health Care Providers & Services	0.5		624,142
Machinery	0.4		543,077
Multi-Utilities	0.4		536,265
Electrical Equipment	0.4		535,698
Specialty Retail	0.4		432,704
Independent Power & Renewable Electricity Producers	0.3		412,454
Life Sciences Tools & Services	0.3		399,874
Chemicals	0.3		394,957
Media	0.3		392,340

Investments	100.0		122,743,144
Short-Term Investments	0.0	(E)	24,300

Total Investments	100.0%		$122,767,444

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,819,941	$118,148,027	$—	$119,967,968
Preferred Stock	—	1,031,720	—	1,031,720
Exchange-Traded Fund	1,743,456	—	—	1,743,456
Other Investment Company	24,300	—	—	24,300

Total Investments	$3,587,697	$119,179,747	$—	$122,767,444

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,443,014, collateralized by cash collateral of $24,300 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,545,226. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of the 144A security is $535,698, representing 0.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 4.1%
Northrop Grumman Corp.	110,345	$48,485,593
Textron, Inc.	701,448	48,575,274

		97,060,867

Airlines - 1.4%
Southwest Airlines Co. (A)	713,072	33,314,724

Automobiles - 1.6%
General Motors Co. (A)	981,491	37,208,324

Banks - 8.7%
Bank of America Corp.	2,288,517	81,654,287
JPMorgan Chase & Co.	592,482	70,718,651
Wells Fargo & Co.	1,290,064	56,285,492

		208,658,430

Beverages - 2.6%
PepsiCo, Inc.	367,853	63,164,039

Biotechnology - 2.0%
AbbVie, Inc.	322,449	47,361,309

Capital Markets - 6.2%
BlackRock, Inc.	84,319	52,672,393
Charles Schwab Corp.	902,795	59,882,392
State Street Corp.	531,506	35,594,957

		148,149,742

Chemicals - 2.1%
Air Products & Chemicals, Inc.	214,888	50,298,834

Construction & Engineering - 2.5%
Quanta Services, Inc.	510,583	59,217,416

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	145,085	51,392,009

Electric Utilities - 4.6%
Duke Energy Corp.	503,639	55,480,872
Xcel Energy, Inc.	729,215	53,422,291

		108,903,163

Energy Equipment & Services - 1.7%
Schlumberger NV	1,042,142	40,653,959

Entertainment - 2.2%
Walt Disney Co. (A)	475,941	53,129,294

Equity Real Estate Investment Trusts - 4.6%
American Tower Corp.	189,807	45,747,283
Prologis, Inc.	396,687	63,584,959

		109,332,242

Food Products - 3.6%
Mondelez International, Inc., Class A	488,483	31,497,384
Tyson Foods, Inc., Class A	577,752	53,823,376

		85,320,760

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	575,936	40,926,012

Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	347,957	52,642,415
UnitedHealth Group, Inc.	216,480	110,090,904

		162,733,319

Insurance - 2.3%
Hartford Financial Services Group, Inc.	781,255	54,633,162

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (A)	34,717	$ 79,230,790

IT Services - 2.0%
Global Payments, Inc.	346,313	47,437,955

Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc.	136,704	75,586,376

Machinery - 4.7%
Caterpillar, Inc.	270,349	56,919,279
Parker-Hannifin Corp.	208,772	56,539,633

		113,458,912

Media - 1.6%
Comcast Corp., Class A	795,597	31,632,937
Fox Corp., Class A	202,415	7,254,553

		38,887,490

Multiline Retail - 2.1%
Target Corp.	222,706	50,921,727

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	560,502	87,813,848
ConocoPhillips	841,313	80,362,218

		168,176,066

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	803,111	60,450,165
Eli Lilly & Co.	208,823	61,003,463

		121,453,628

Road & Rail - 2.0%
CSX Corp.	1,364,668	46,862,699

Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology, Inc.	584,526	39,858,828

Software - 2.3%
Microsoft Corp.	198,447	55,073,011

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	254,801	50,381,802

Total Common Stocks (Cost $1,971,764,967)		2,338,786,889

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $60,874,472 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $62,091,994.	$60,874,472	60,874,472

Total Repurchase Agreement (Cost $60,874,472)		60,874,472

Total Investments (Cost $2,032,639,439)		2,399,661,361
Net Other Assets (Liabilities) - (0.5)%		(12,380,715)

Net Assets - 100.0%		$2,387,280,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,338,786,889	$—	$—	$2,338,786,889
Repurchase Agreement	—	60,874,472	—	60,874,472

Total Investments	$2,338,786,889	$60,874,472	$—	$2,399,661,361

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 0.9%
L3 Harris Technologies, Inc.	652	$151,433
Lockheed Martin Corp.	3,127	1,351,239
Textron, Inc.	2,171	150,342

		1,653,014

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	134	14,224
Expeditors International of Washington, Inc.	3,608	357,445
United Parcel Service, Inc., Class B	7,546	1,358,129

		1,729,798

Auto Components - 0.0% (A)
BorgWarner, Inc.	1,987	73,181

Automobiles - 2.2%
Ford Motor Co.	17,157	242,943
General Motors Co. (B)	6,858	259,987
Tesla, Inc. (B)	4,004	3,486,523

		3,989,453

Banks - 3.5%
Bank of America Corp.	28,930	1,032,223
Citigroup, Inc.	8,262	398,311
Citizens Financial Group, Inc.	3,102	122,219
Comerica, Inc.	2,397	196,314
Fifth Third Bancorp	9,695	363,854
First Republic Bank	1,727	257,703
JPMorgan Chase & Co.	1,773	211,625
KeyCorp	36,317	701,281
PNC Financial Services Group, Inc.	3,183	528,696
SVB Financial Group (B)	1,113	542,743
US Bancorp	28,995	1,407,997
Wells Fargo & Co.	8,787	383,377

		6,146,343

Beverages - 0.7%
Brown-Forman Corp., Class B	8,230	555,031
Coca-Cola Co.	11,246	726,604
PepsiCo, Inc.	136	23,353

		1,304,988

Biotechnology - 2.1%
AbbVie, Inc.	8,757	1,286,228
Amgen, Inc.	5,960	1,389,812
Gilead Sciences, Inc.	2,521	149,596
Moderna, Inc. (B)	1,080	145,163
Regeneron Pharmaceuticals, Inc. (B)	1,056	696,020
Vertex Pharmaceuticals, Inc. (B)	276	75,409

		3,742,228

Building Products - 0.6%
A.O. Smith Corp.	8,090	472,699
Masco Corp.	9,969	525,266

		997,965

Capital Markets - 1.9%
Ameriprise Financial, Inc.	2,422	643,017
BlackRock, Inc.	35	21,864
Charles Schwab Corp.	1,904	126,292
FactSet Research Systems, Inc.	47	18,964
Goldman Sachs Group, Inc.	558	170,463
Intercontinental Exchange, Inc.	1,406	162,829
Morgan Stanley	3,356	270,460

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	7,788	$ 759,018
S&P Global, Inc.	1,567	589,976
State Street Corp.	2,899	194,146
T. Rowe Price Group, Inc.	3,668	451,311

		3,408,340

Chemicals - 1.2%
CF Industries Holdings, Inc.	2,893	280,129
Dow, Inc.	20,158	1,340,507
LyondellBasell Industries NV, Class A	2,895	306,957
Mosaic Co.	2,427	151,493

		2,079,086

Commercial Services & Supplies - 0.2%
Copart, Inc. (B)	3,175	360,839

Communications Equipment - 0.8%
Arista Networks, Inc. (B)	2,181	252,058
Cisco Systems, Inc.	22,504	1,102,246

		1,354,304

Consumer Finance - 1.1%
American Express Co.	5,798	1,012,969
Capital One Financial Corp.	3,768	469,568
Discover Financial Services	4,913	552,516

		2,035,053

Containers & Packaging - 0.6%
Avery Dennison Corp.	4,383	791,570
Ball Corp.	3,238	262,796

		1,054,366

Distributors - 0.3%
Genuine Parts Co.	310	40,316
LKQ Corp.	8,653	429,448

		469,764

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (B)	11,911	3,845,228

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	30,782	1,425,207

Electric Utilities - 1.1%
Constellation Energy Corp.	7,547	446,858
NextEra Energy, Inc.	9,270	658,355
NRG Energy, Inc.	5,780	207,502
PPL Corp.	23,588	667,776

		1,980,491

Electrical Equipment - 0.0% (A)
Emerson Electric Co.	842	75,932

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	5,293	186,261
Keysight Technologies, Inc. (B)	635	89,071
TE Connectivity Ltd.	2,707	337,780
Trimble, Inc. (B)	1,772	118,192
Zebra Technologies Corp., Class A (B)	286	105,723

		837,027

Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,572	48,763
Halliburton Co.	56	1,995
Schlumberger NV	8,767	342,001

		392,759

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.6%
Activision Blizzard, Inc.	1,170	$ 88,452
Electronic Arts, Inc.	308	36,359
Live Nation Entertainment, Inc. (B)	110	11,537
Netflix, Inc. (B)	2,195	417,840
Walt Disney Co. (B)	4,257	475,209

		1,029,397

Equity Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	3,076	361,738
Essex Property Trust, Inc.	652	214,684
Extra Space Storage, Inc.	298	56,620
Host Hotels & Resorts, Inc.	34,844	709,075
Simon Property Group, Inc.	4,451	525,218
Vornado Realty Trust	8,743	338,442
Weyerhaeuser Co.	29,428	1,213,022

		3,418,799

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	228	121,232
Kroger Co.	7,054	380,634
Walmart, Inc.	3,821	584,575

		1,086,441

Food Products - 1.5%
Campbell Soup Co.	3,088	145,815
General Mills, Inc.	4,494	317,861
Hershey Co.	4,746	1,071,504
Mondelez International, Inc., Class A	6,289	405,515
Tyson Foods, Inc., Class A	8,381	780,774

		2,721,469

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	12,739	1,445,876
Align Technology, Inc. (B)	489	141,766
Becton Dickinson & Co.	1,736	429,122
Boston Scientific Corp. (B)	1,016	42,784
DexCom, Inc. (B)	78	31,869
Edwards Lifesciences Corp. (B)	784	82,932
Hologic, Inc. (B)	7,857	565,625
IDEXX Laboratories, Inc. (B)	849	365,478
Intuitive Surgical, Inc. (B)	505	120,847
Teleflex, Inc.	241	68,834

		3,295,133

Health Care Providers & Services - 3.6%
Anthem, Inc.	1,905	956,177
CVS Health Corp.	5,698	547,749
DaVita, Inc. (B)	545	59,062
HCA Healthcare, Inc.	1,656	355,295
Laboratory Corp. of America Holdings	3,903	937,813
McKesson Corp.	1,935	599,095
Molina Healthcare, Inc. (B)	1,438	450,741
Quest Diagnostics, Inc.	3,521	471,250
UnitedHealth Group, Inc.	4,093	2,081,495

		6,458,677

Health Care Technology - 0.0% (A)
Cerner Corp.	249	23,316

Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (B)	262	579,101
Caesars Entertainment, Inc. (B)	1,668	110,555
Darden Restaurants, Inc.	2,253	296,788

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	481	$ 162,578
Expedia Group, Inc. (B)	1,706	298,123
Marriott International, Inc., Class A (B)	3,300	585,816
McDonald’s Corp.	3,782	942,323
Starbucks Corp.	9,429	703,781
Yum! Brands, Inc.	2,585	302,471

		3,981,536

Household Durables - 0.2%
Lennar Corp., Class A	2,783	212,872
Whirlpool Corp.	789	143,219

		356,091

Household Products - 2.4%
Clorox Co.	755	108,320
Colgate-Palmolive Co.	11,725	903,411
Kimberly-Clark Corp.	4,881	677,629
Procter & Gamble Co.	16,526	2,653,250

		4,342,610

Industrial Conglomerates - 1.4%
3M Co.	7,732	1,115,109
General Electric Co.	1,748	130,313
Honeywell International, Inc.	6,101	1,180,605

		2,426,027

Insurance - 2.5%
Aflac, Inc.	1,180	67,590
American International Group, Inc.	11,369	665,200
Aon PLC, Class A	1,812	521,838
Chubb Ltd.	3,913	807,839
Cincinnati Financial Corp.	5,941	728,723
Everest Re Group Ltd.	2,411	662,326
Loews Corp.	2,475	155,529
Marsh & McLennan Cos., Inc.	2,311	373,689
MetLife, Inc.	1,306	85,778
Prudential Financial, Inc.	737	79,972
Travelers Cos., Inc.	625	106,912
W.R. Berkley Corp.	2,178	144,815

		4,400,211

Interactive Media & Services - 5.9%
Alphabet, Inc., Class A (B)	1,569	3,580,756
Alphabet, Inc., Class C (B)	1,939	4,458,401
Meta Platforms, Inc., Class A (B)	11,995	2,404,638

		10,443,795

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (B)	1,860	4,623,272
eBay, Inc.	6,654	345,475
Etsy, Inc. (B)	110	10,251

		4,978,998

IT Services - 4.1%
Accenture PLC, Class A	1,918	576,090
Automatic Data Processing, Inc.	1,103	240,653
Cognizant Technology Solutions Corp., Class A	1,832	148,209
DXC Technology Co. (B)	3,604	103,435
Gartner, Inc. (B)	1,990	578,194
International Business Machines Corp.	3,393	448,589
Mastercard, Inc., Class A	5,721	2,078,897
Paychex, Inc.	1,649	208,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc. (B)	5,870	$ 516,149
Visa, Inc., Class A	10,863	2,315,231

		7,214,425

Leisure Products - 0.2%
Hasbro, Inc.	3,120	274,747

Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	4,848	578,221
Bio-Techne Corp.	40	15,188
Charles River Laboratories International, Inc. (B)	236	56,996
IQVIA Holdings, Inc. (B)	3,538	771,249
Mettler-Toledo International, Inc. (B)	495	632,377
PerkinElmer, Inc.	511	74,918
Thermo Fisher Scientific, Inc.	3,294	1,821,318
Waters Corp. (B)	1,977	599,071
West Pharmaceutical Services, Inc.	368	115,942

		4,665,280

Machinery - 1.5%
Cummins, Inc.	938	177,460
Illinois Tool Works, Inc.	1,404	276,743
Nordson Corp.	1,029	221,945
Parker-Hannifin Corp.	4,496	1,217,607
Snap-on, Inc.	3,329	707,379

		2,601,134

Media - 1.5%
Charter Communications, Inc., Class A (B)	878	376,214
Comcast Corp., Class A	30,292	1,204,410
DISH Network Corp., Class A (B)	1,152	32,844
Fox Corp., Class A	14,305	512,691
Interpublic Group of Cos., Inc.	11,441	373,205
News Corp., Class A	7,003	139,080
News Corp., Class B	610	12,145
Omnicom Group, Inc.	1,108	84,352

		2,734,941

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	7,639	309,762
Nucor Corp.	3,953	611,845

		921,607

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	3,885	360,295
Dominion Energy, Inc.	1,214	99,111
DTE Energy Co.	9,017	1,181,587

		1,640,993

Multiline Retail - 0.4%
Target Corp.	2,995	684,807

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	5,404	846,645
ConocoPhillips	8,754	836,182
Diamondback Energy, Inc.	427	53,900
EOG Resources, Inc.	3,566	416,366
Exxon Mobil Corp.	24,027	2,048,302
Marathon Oil Corp.	6,900	171,948
Marathon Petroleum Corp.	8,208	716,230
Occidental Petroleum Corp.	4,433	244,214
ONEOK, Inc.	10,650	674,465
Phillips 66	9,829	852,764

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	2,684	$ 623,949
Valero Energy Corp.	2,525	281,487

		7,766,452

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	1,808	477,420

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	9,980	751,195
Eli Lilly & Co.	2,955	863,244
Johnson & Johnson	12,349	2,228,500
Merck & Co., Inc.	4,266	378,352
Pfizer, Inc.	26,873	1,318,658

		5,539,949

Professional Services - 0.2%
Robert Half International, Inc.	2,938	288,835

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (B)	10,923	907,046

Road & Rail - 1.3%
CSX Corp.	31,934	1,096,613
Old Dominion Freight Line, Inc.	665	186,280
Union Pacific Corp.	4,155	973,475

		2,256,368

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (B)	7,111	608,133
Applied Materials, Inc.	7,777	858,192
Broadcom, Inc.	3,957	2,193,721
KLA Corp.	1,145	365,553
Lam Research Corp.	402	187,236
Microchip Technology, Inc.	5,773	376,400
Micron Technology, Inc.	8,000	545,520
NVIDIA Corp.	11,824	2,192,997
NXP Semiconductors NV	3,185	544,316
QUALCOMM, Inc.	6,464	902,956
Texas Instruments, Inc.	7,340	1,249,635

		10,024,659

Software - 8.6%
Adobe, Inc. (B)	2,885	1,142,316
Cadence Design Systems, Inc. (B)	2,729	411,669
Fortinet, Inc. (B)	1,221	352,881
Microsoft Corp.	43,586	12,095,987
Salesforce, Inc. (B)	2,087	367,187
ServiceNow, Inc. (B)	1,160	554,596
Synopsys, Inc. (B)	1,414	405,521

		15,330,157

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	233	46,514
AutoZone, Inc. (B)	335	655,083
Bath & Body Works, Inc.	1,327	70,185
Home Depot, Inc.	5,148	1,546,459
Lowe’s Cos., Inc.	5,149	1,018,112
O’Reilly Automotive, Inc. (B)	1,275	773,351
Ross Stores, Inc.	390	38,910
Ulta Beauty, Inc. (B)	1,499	594,803

		4,743,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	81,593	$ 12,863,136
Hewlett Packard Enterprise Co.	5,215	80,363
HP, Inc.	3,247	118,938
NetApp, Inc.	1,086	79,549
Seagate Technology Holdings PLC	2,305	189,102
Western Digital Corp. (B)	2,080	110,386

		13,441,474

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	1,541	192,163
Ralph Lauren Corp.	2,853	297,682
Tapestry, Inc.	8,839	290,980
Under Armour, Inc., Class A (B)	8,247	126,674
Under Armour, Inc., Class C (B)	7,271	103,175

		1,010,674

Tobacco - 1.0%
Altria Group, Inc.	10,870	604,046
Philip Morris International, Inc.	11,938	1,193,800

		1,797,846

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (B)	1,531	$ 484,592
WW Grainger, Inc.	1,210	605,036

		1,089,628

Water Utilities - 0.3%
American Water Works Co., Inc.	3,745	577,030

Total Common Stocks (Cost $138,715,898)		173,906,755

EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust (C)	7,715	3,178,580

Total Exchange-Traded Fund (Cost $3,458,329)		3,178,580

Total Investments (Cost $142,174,227)		177,085,335
Net Other Assets (Liabilities) - 0.4%		649,064

Net Assets - 100.0%		$177,734,399

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$173,906,755	$—	$—	$173,906,755
Exchange-Traded Fund	3,178,580	—	—	3,178,580

Total Investments	$177,085,335	$—	$—	$177,085,335

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the security is on loan. The value of the security on loan is $3,146,444, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,209,449. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	50,177	$4,762,299

Automobiles - 1.6%
Rivian Automotive, Inc., Class A (A) (B)	43,656	1,320,158
Tesla, Inc. (A)	12,736	11,089,999

		12,410,157

Beverages - 1.3%
Constellation Brands, Inc., Class A	21,074	5,186,101
Monster Beverage Corp. (A)	60,199	5,157,850

		10,343,951

Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (A)	9,401	1,254,375
Ginkgo Bioworks Holdings, Inc. (A) (B)	295,363	856,553
Moderna, Inc. (A)	10,047	1,350,417
Regeneron Pharmaceuticals, Inc. (A)	7,489	4,936,075
Seagen, Inc. (A)	17,763	2,327,131
Vertex Pharmaceuticals, Inc. (A)	19,473	5,320,413

		16,044,964

Building Products - 1.4%
Builders FirstSource, Inc. (A)	51,027	3,141,732
Fortune Brands Home & Security, Inc.	45,614	3,249,998
Johnson Controls International PLC	67,772	4,057,510

		10,449,240

Capital Markets - 1.4%
Coinbase Global, Inc., Class A (A)	38,800	4,373,148
Morgan Stanley	32,383	2,609,746
S&P Global, Inc.	9,591	3,611,011

		10,593,905

Chemicals - 0.6%
PPG Industries, Inc.	35,911	4,596,249

Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (A)	266,913	1,137,049

Consumer Finance - 1.2%
American Express Co.	46,785	8,173,808
Upstart Holdings, Inc. (A) (B)	19,657	1,474,668

		9,648,476

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	48,052	3,249,757

Entertainment - 2.9%
ROBLOX Corp., Class A (A)	386,457	11,844,907
Roku, Inc. (A)	19,747	1,834,496
Sea Ltd., ADR (A)	60,827	5,034,043
Walt Disney Co. (A)	33,170	3,702,767

		22,416,213

Equity Real Estate Investment Trusts - 0.9%
Prologis, Inc.	28,400	4,552,236
Rexford Industrial Realty, Inc.	35,272	2,752,627

		7,304,863

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (A)	8,345	2,419,299
DexCom, Inc. (A)	5,045	2,061,286
Edwards Lifesciences Corp. (A)	39,462	4,174,290
Teleflex, Inc.	12,387	3,537,975

		12,192,850

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.2%
agilon health, Inc. (A)	318,782	$ 5,664,756
Guardant Health, Inc. (A)	58,336	3,599,331
UnitedHealth Group, Inc.	15,782	8,025,936

		17,290,023

Health Care Technology - 2.3%
Doximity, Inc., Class A (A)	92,999	3,707,870
GoodRx Holdings, Inc., Class A (A)	141,417	1,916,201
Veeva Systems, Inc., Class A (A)	68,680	12,496,326

		18,120,397

Hotels, Restaurants & Leisure - 3.6%
Airbnb, Inc., Class A (A)	93,047	14,255,731
Booking Holdings, Inc. (A)	2,839	6,275,070
Chipotle Mexican Grill, Inc. (A)	3,834	5,580,809
Penn National Gaming, Inc. (A)	45,889	1,678,160

		27,789,770

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A (A)	8,003	18,264,367
Meta Platforms, Inc., Class A (A)	55,502	11,126,486
Snap, Inc., Class A (A)	340,886	9,701,615
Twitter, Inc. (A)	38,839	1,903,888
ZoomInfo Technologies, Inc. (A)	125,898	5,967,565

		46,963,921

Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (A)	8,154	20,267,827
Chewy, Inc., Class A (A) (B)	179,716	5,222,547
Coupang, Inc. (A)	398,995	5,135,066
DoorDash, Inc., Class A (A)	221,473	18,034,546
Etsy, Inc. (A)	20,555	1,915,520
Grab Holdings Ltd., Class A (A)	1,307,861	3,858,190
MercadoLibre, Inc. (A)	8,613	8,385,875
Wayfair, Inc., Class A (A) (B)	74,155	5,705,486

		68,525,057

IT Services - 14.7%
Adyen NV (A) (B) (C)	4,287	7,190,557
Block, Inc. (A)	158,345	15,761,661
Cloudflare, Inc., Class A (A)	304,389	26,220,068
FleetCor Technologies, Inc. (A)	22,130	5,521,878
Global Payments, Inc.	25,236	3,456,827
Mastercard, Inc., Class A	31,491	11,443,200
MongoDB, Inc. (A)	19,430	6,896,290
Shopify, Inc., Class A (A)	31,206	13,319,345
Snowflake, Inc., Class A (A)	136,817	23,455,906

		113,265,732

Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (A)	95,159	1,670,992

Life Sciences Tools & Services - 1.7%
10X Genomics, Inc., Class A (A)	95,674	4,569,391
Illumina, Inc. (A)	7,911	2,346,798
Thermo Fisher Scientific, Inc.	11,324	6,261,266

		13,177,455

Machinery - 1.3%
Deere & Co.	18,296	6,907,655
Nordson Corp.	15,789	3,405,529

		10,313,184

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.0%
Eli Lilly & Co.	36,613	$ 10,695,756
Royalty Pharma PLC, Class A	473,763	20,172,828

		30,868,584

Road & Rail - 1.7%
Uber Technologies, Inc. (A)	419,378	13,202,019

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (A)	56,544	4,835,643
ASML Holding NV	19,784	11,153,626
Entegris, Inc.	18,743	2,087,783
KLA Corp.	13,855	4,423,347
Marvell Technology, Inc.	55,464	3,221,349
MKS Instruments, Inc.	18,907	2,155,020
NVIDIA Corp.	53,856	9,988,672
Teradyne, Inc.	25,403	2,679,000
Texas Instruments, Inc.	34,936	5,947,854

		46,492,294

Software - 19.5%
Adobe, Inc. (A)	13,622	5,393,631
Avalara, Inc. (A)	28,068	2,135,133
Bill.com Holdings, Inc. (A)	80,753	13,785,345
Datadog, Inc., Class A (A)	157,398	19,010,530
Five9, Inc. (A)	28,200	3,104,820
Microsoft Corp.	132,373	36,736,155
Palo Alto Networks, Inc. (A) (B)	10,617	5,959,110
Paycom Software, Inc. (A)	11,022	3,102,362
Qualtrics International, Inc., Class A (A)	74,628	1,383,603
Salesforce, Inc. (A)	34,014	5,984,423
ServiceNow, Inc. (A)	11,846	5,663,573
Trade Desk, Inc., Class A (A)	347,027	20,446,831
Unity Software, Inc. (A)	186,290	12,371,519
Workday, Inc., Class A (A)	25,482	5,267,129
Zoom Video Communications, Inc., Class A (A)	101,096	10,066,129

		150,410,293

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.5%
Carvana Co. (A)	77,297	$ 4,480,134
TJX Cos., Inc.	113,331	6,944,924

		11,425,058

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	260,000	40,989,000
NetApp, Inc.	54,196	3,969,857

		44,958,857

Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (A)	15,589	5,528,327
NIKE, Inc., Class B	51,648	6,440,506

		11,968,833

Total Common Stocks (Cost $710,692,735)		751,592,442

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	18,119,422	18,119,422

Total Other Investment Company (Cost $18,119,422)		18,119,422

Total Investments Excluding Options Purchased (Cost $728,812,157)		769,711,864
Total Options Purchased - 0.1% (Cost $1,883,384)		604,283

Total Investments (Cost $730,695,541)		770,316,147
Net Other Assets (Liabilities) - 0.4%		2,901,117

Net Assets - 100.0%		$773,217,264

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	132,378,116	$635,496	$413,417
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	133,492,769	621,921	106,127
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	38,737,740	205,504	23,824
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	61,905,670	420,463	60,915

Total							$1,883,384	$604,283

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$744,401,885	$7,190,557	$—	$751,592,442
Other Investment Company	18,119,422	—	—	18,119,422
Over-the-Counter Foreign Exchange Options Purchased	—	604,283	—	604,283

Total Investments	$762,521,307	$7,794,840	$—	$770,316,147

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,757,883, collateralized by cash collateral of $18,119,422 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,189,446. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of the 144A security is $7,190,557, representing 0.9% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	12,020	$5,194,083
Textron, Inc.	24,109	1,669,548

		6,863,631

Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	4,844	479,895
United Parcel Service, Inc., Class B	31,433	5,657,311

		6,137,206

Banks - 6.7%
Bank of America Corp.	58,801	2,098,020
Citigroup, Inc.	59,859	2,885,802
Citizens Financial Group, Inc.	31,727	1,250,044
Commerce Bancshares, Inc.	31,775	2,172,457
JPMorgan Chase & Co.	22,266	2,657,670
KeyCorp	156,475	3,021,532
PacWest Bancorp	19,135	629,350
Prosperity Bancshares, Inc.	30,082	1,966,761
SVB Financial Group (A)	5,231	2,550,845
US Bancorp	87,820	4,264,539
Wells Fargo & Co.	4,720	205,934

		23,702,954

Beverages - 1.3%
Brown-Forman Corp., Class B	38,913	2,624,293
Coca-Cola Co.	23,615	1,525,765
PepsiCo, Inc.	3,570	613,005

		4,763,063

Biotechnology - 2.8%
AbbVie, Inc.	19,396	2,848,885
Amgen, Inc.	17,880	4,169,437
Gilead Sciences, Inc.	1,568	93,045
Regeneron Pharmaceuticals, Inc. (A)	4,119	2,714,874

		9,826,241

Building Products - 0.8%
A.O. Smith Corp.	11,818	690,526
Masco Corp.	32,693	1,722,594
Owens Corning	6,263	569,494

		2,982,614

Capital Markets - 2.4%
Ameriprise Financial, Inc.	11,527	3,060,303
Blackstone, Inc.	35,893	3,645,652
Interactive Brokers Group, Inc., Class A	15,873	945,396
T. Rowe Price Group, Inc.	6,127	753,866

		8,405,217

Chemicals - 1.8%
CF Industries Holdings, Inc.	3,751	363,209
Dow, Inc.	64,298	4,275,817
Mosaic Co.	18,530	1,156,643
NewMarket Corp.	1,933	627,471

		6,423,140

Communications Equipment - 1.8%
Cisco Systems, Inc.	127,976	6,268,264

Consumer Finance - 2.5%
Ally Financial, Inc.	41,502	1,658,420
American Express Co.	17,130	2,992,782
Capital One Financial Corp.	19,127	2,383,607

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (continued)
Discover Financial Services	15,828	$ 1,780,017

		8,814,826

Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B (A)	32,427	10,468,408

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	141,193	6,537,236

Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	72,497	2,980,352
PPL Corp.	73,794	2,089,108
Southern Co.	10,979	805,749

		5,875,209

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. (A)	10,918	1,286,795

Equity Real Estate Investment Trusts - 2.7%
American Homes 4 Rent Trust, Class A	68,383	2,708,651
Brixmor Property Group, Inc.	12,627	320,473
EPR Properties	2,045	107,403
Host Hotels & Resorts, Inc.	91,339	1,858,749
Simon Property Group, Inc.	7,660	903,880
Weyerhaeuser Co.	87,951	3,625,340

		9,524,496

Food & Staples Retailing - 0.2%
Walmart, Inc.	3,830	585,952

Food Products - 2.4%
Hershey Co.	4,953	1,118,239
Seaboard Corp.	817	3,451,817
Tyson Foods, Inc., Class A	42,571	3,965,914

		8,535,970

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	44,945	5,101,258
Hologic, Inc. (A)	14,389	1,035,864

		6,137,122

Health Care Providers & Services - 5.4%
Anthem, Inc.	7,418	3,723,317
HCA Healthcare, Inc.	4,843	1,039,066
Laboratory Corp. of America Holdings	14,313	3,439,127
McKesson Corp.	6,161	1,907,507
Molina Healthcare, Inc. (A)	3,935	1,233,426
UnitedHealth Group, Inc.	15,560	7,913,038

		19,255,481

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A (A)	2,367	430,676

Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	11,285	1,486,573
McDonald’s Corp.	5,671	1,412,986
Wyndham Hotels & Resorts, Inc.	8,960	788,122
Yum! Brands, Inc.	22,439	2,625,587

		6,313,268

Household Durables - 0.4%
Lennar Corp., Class A	17,859	1,366,035

Household Products - 4.6%
Colgate-Palmolive Co.	46,911	3,614,493
Kimberly-Clark Corp.	18,330	2,544,754

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Procter & Gamble Co.	62,279	$ 9,998,893

		16,158,140

Industrial Conglomerates - 1.1%
3M Co.	26,628	3,840,290

Insurance - 4.1%
Allstate Corp.	8,815	1,115,450
American International Group, Inc.	35,413	2,072,015
Cincinnati Financial Corp.	11,644	1,428,253
Everest Re Group Ltd.	3,300	906,543
Fidelity National Financial, Inc.	23,982	954,963
Markel Corp. (A)	2,550	3,450,864
MetLife, Inc.	14,442	948,550
Old Republic International Corp.	85,862	1,889,823
W.R. Berkley Corp.	24,366	1,620,095

		14,386,556

Interactive Media & Services - 0.9%
Alphabet, Inc., Class A (A)	703	1,604,379
Alphabet, Inc., Class C (A)	760	1,747,491

		3,351,870

IT Services - 3.1%
Amdocs Ltd.	43,400	3,458,546
Gartner, Inc. (A)	7,441	2,161,982
Mastercard, Inc., Class A	9,995	3,631,983
Visa, Inc., Class A	8,120	1,730,616

		10,983,127

Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	4,872	581,084
IQVIA Holdings, Inc. (A)	10,897	2,375,437
Mettler-Toledo International, Inc. (A)	1,050	1,341,407
Thermo Fisher Scientific, Inc.	5,646	3,121,786
Waters Corp. (A)	9,071	2,748,694

		10,168,408

Machinery - 2.9%
Cummins, Inc.	15,717	2,973,499
Illinois Tool Works, Inc.	2,573	507,164
Lincoln Electric Holdings, Inc.	10,763	1,450,099
Nordson Corp.	2,229	480,773
Parker-Hannifin Corp.	15,016	4,066,633
Snap-on, Inc.	3,068	651,920

		10,130,088

Media - 1.2%
Interpublic Group of Cos., Inc.	30,823	1,005,446
Nexstar Media Group, Inc., Class A	3,690	584,570
Sirius XM Holdings, Inc. (B)	469,272	2,815,632

		4,405,648

Metals & Mining - 1.2%
Nucor Corp.	26,978	4,175,655

Multi-Utilities - 1.1%
DTE Energy Co.	29,175	3,823,092

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	25,347	3,971,115
ConocoPhillips	26,414	2,523,065
Continental Resources, Inc.	10,758	597,822
EOG Resources, Inc.	28,333	3,308,161
Exxon Mobil Corp.	56,519	4,818,245

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	19,737	$ 491,846
Marathon Petroleum Corp.	26,939	2,350,697
ONEOK, Inc.	27,107	1,716,686
Phillips 66	49,274	4,275,012
Pioneer Natural Resources Co.	9,976	2,319,121
Targa Resources Corp.	19,488	1,430,614

		27,802,384

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	6,495	488,879
Johnson & Johnson	46,108	8,320,650
Merck & Co., Inc.	7,350	651,871
Pfizer, Inc.	78,285	3,841,445

		13,302,845

Professional Services - 0.2%
Science Applications International Corp.	6,746	561,470

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	17,595	1,461,089
Jones Lang LaSalle, Inc. (A)	2,260	494,330

		1,955,419

Road & Rail - 2.1%
Landstar System, Inc.	12,197	1,889,315
Old Dominion Freight Line, Inc.	3,450	966,414
Union Pacific Corp.	18,796	4,403,715

		7,259,444

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom, Inc.	12,826	7,110,606
KLA Corp.	2,079	663,742
Micron Technology, Inc.	29,981	2,044,404
QUALCOMM, Inc.	14,204	1,984,157
Texas Instruments, Inc.	33,229	5,657,237

		17,460,146

Software - 1.0%
Microsoft Corp.	12,877	3,573,625

Specialty Retail - 4.1%
AutoNation, Inc. (A)	7,378	855,184
AutoZone, Inc. (A)	640	1,251,501
Home Depot, Inc.	20,998	6,307,799
Lowe’s Cos., Inc.	10,635	2,102,858
O’Reilly Automotive, Inc. (A)	4,871	2,954,505
Ulta Beauty, Inc. (A)	2,647	1,050,330

		14,522,177

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	22,181	3,496,835
Dell Technologies, Inc., Class C	15,256	717,184

		4,214,019

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	17,701	1,491,132
Lululemon Athletica, Inc. (A)	1,831	649,328

		2,140,460

Tobacco - 1.1%
Altria Group, Inc.	22,012	1,223,207
Philip Morris International, Inc.	27,126	2,712,600

		3,935,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (A)	5,532	$ 1,750,989
WW Grainger, Inc.	7,309	3,654,719

		5,405,708

Water Utilities - 0.3%
American Water Works Co., Inc.	7,299	1,124,630

Total Common Stocks (Cost $319,747,194)		345,184,812

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	45,075	7,051,082

Total Exchange-Traded Fund (Cost $7,571,499)		7,051,082

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	2,710,038	$ 2,710,038

Total Other Investment Company (Cost $2,710,038)		2,710,038

Total Investments (Cost $330,028,731)		354,945,932
Net Other Assets (Liabilities) - (0.5)%		(1,800,456)

Net Assets - 100.0%		$353,145,476

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$345,184,812	$—	$—	$345,184,812
Exchange-Traded Fund	7,051,082	—	—	7,051,082
Other Investment Company	2,710,038	—	—	2,710,038

Total Investments	$354,945,932	$—	$—	$354,945,932

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,787,474, collateralized by cash collateral of $2,710,038 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $193,581. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 6.9%
BWX Technologies, Inc.	202,992	$10,539,345
Hexcel Corp.	204,500	11,116,620

		21,655,965

Biotechnology - 4.6%
Seagen, Inc. (A)	111,093	14,554,294

Building Products - 3.1%
Fortune Brands Home & Security, Inc.	135,039	9,621,529

Capital Markets - 6.6%
Ares Management Corp., Class A	123,063	8,149,232
Hamilton Lane, Inc., Class A	184,244	12,635,453

		20,784,685

Diversified Consumer Services - 2.4%
Chegg, Inc. (A)	305,681	7,562,548

Electronic Equipment, Instruments & Components - 4.4%
CDW Corp.	84,451	13,780,714

Entertainment - 3.0%
Electronic Arts, Inc.	80,897	9,549,891

Food Products - 2.8%
Freshpet, Inc. (A)	94,583	8,829,323

Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (A)	30,163	8,744,555

Health Care Technology - 4.1%
Omnicell, Inc. (A)	119,136	13,006,077

Hotels, Restaurants & Leisure - 7.3%
Hilton Worldwide Holdings, Inc. (A)	87,832	13,639,431
Wingstop, Inc.	103,825	9,526,982

		23,166,413

Interactive Media & Services - 6.1%
Match Group, Inc. (A)	142,033	11,241,912
ZoomInfo Technologies, Inc. (A)	171,780	8,142,372

		19,384,284

Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (A)	29,943	2,790,388

IT Services - 11.0%
Gartner, Inc. (A)	78,418	22,784,350
Shift4 Payments, Inc., Class A (A) (B)	227,094	11,913,351

		34,697,701

Life Sciences Tools & Services - 6.5%
ICON PLC (A)	89,934	20,343,970

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 5.7%
TransUnion	205,871	$ 18,017,830

Semiconductors & Semiconductor Equipment - 4.2%
KLA Corp.	22,941	7,324,144
Synaptics, Inc. (A)	39,164	5,813,504

		13,137,648

Software - 15.1%
Avalara, Inc. (A)	147,286	11,204,046
Ceridian HCM Holding, Inc. (A)	190,517	10,693,719
Palo Alto Networks, Inc. (A) (B)	23,992	13,466,230
Varonis Systems, Inc. (A)	284,937	12,309,279

		47,673,274

Textiles, Apparel & Luxury Goods - 2.3%
Lululemon Athletica, Inc. (A)	20,417	7,240,481

Total Common Stocks (Cost $365,426,501)		314,541,570

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	3,979,919	3,979,919

Total Other Investment Company (Cost $3,979,919)		3,979,919

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $1,372,360 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $1,399,835.	$1,372,360	1,372,360

Total Repurchase Agreement (Cost $1,372,360)		1,372,360

Total Investments (Cost $370,778,780)		319,893,849
Net Other Assets (Liabilities) - (1.5)%		(4,606,845)

Net Assets - 100.0%		$315,287,004

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$314,541,570	$—	$—	$314,541,570
Other Investment Company	3,979,919	—	—	3,979,919
Repurchase Agreement	—	1,372,360	—	1,372,360

Total Investments	$318,521,489	$1,372,360	$—	$319,893,849

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,800,977, collateralized by cash collateral of $3,979,919 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,250,172. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	97,300	$20,699,602

Banks - 2.1%
First Citizens BancShares, Inc., Class A	43,856	28,040,649

Beverages - 1.5%
Molson Coors Beverage Co., Class B	387,284	20,967,556

Biotechnology - 0.4%
United Therapeutics Corp. (A)	31,000	5,504,360

Building Products - 0.5%
Builders FirstSource, Inc. (A)	118,600	7,302,202

Chemicals - 1.6%
Mosaic Co.	167,500	10,455,350
Olin Corp.	200,300	11,497,220

		21,952,570

Consumer Finance - 1.5%
Ally Financial, Inc.	499,439	19,957,582

Containers & Packaging - 3.3%
Berry Global Group, Inc. (A)	128,300	7,229,705
Graphic Packaging Holding Co.	995,900	21,710,620
Sealed Air Corp.	261,100	16,765,231

		45,705,556

Distributors - 1.0%
LKQ Corp.	281,300	13,960,919

Diversified Telecommunication Services - 1.7%
Liberty Global PLC, Class A (A)	1,039,900	23,668,124

Electric Utilities - 3.9%
Evergy, Inc.	389,800	26,447,930
OGE Energy Corp.	678,100	26,228,908

		52,676,838

Electronic Equipment, Instruments & Components - 3.7%
Flex Ltd. (A)	951,800	15,695,182
Vontier Corp.	1,373,900	35,199,318

		50,894,500

Entertainment - 1.0%
Warner Bros Discovery, Inc. (A)	750,800	13,627,020

Equity Real Estate Investment Trusts - 2.8%
Gaming & Leisure Properties, Inc.	300,875	13,352,832
JBG SMITH Properties	928,300	24,469,988

		37,822,820

Food Products - 3.6%
Kraft Heinz Co.	313,300	13,355,979
Post Holdings, Inc. (A)	471,700	35,089,763

		48,445,742

Gas Utilities - 1.8%
UGI Corp.	706,500	24,232,950

Health Care Equipment & Supplies - 1.5%
Koninklijke Philips NV	798,300	20,580,174

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	149,656	22,641,456
Centene Corp. (A)	208,900	16,826,895
Laboratory Corp. of America Holdings (A)	91,038	21,874,611

		61,342,962

Independent Power & Renewable Electricity Producers - 2.0%
Vistra Corp.	1,079,800	27,016,596

	Shares	Value
COMMON STOCKS (continued)
Insurance - 12.8%
Alleghany Corp. (A)	51,509	$ 43,087,279
Allstate Corp.	214,649	27,161,684
Arch Capital Group Ltd. (A)	608,900	27,808,463
Fidelity National Financial, Inc.	659,222	26,250,220
Loews Corp.	269,617	16,942,732
Markel Corp. (A)	13,888	18,794,353
Old Republic International Corp.	626,900	13,798,069

		173,842,800

Interactive Media & Services - 1.5%
IAC / InterActiveCorp (A)	242,429	20,092,516

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	105,300	5,467,176

IT Services - 2.9%
FleetCor Technologies, Inc. (A)	98,700	24,627,624
Global Payments, Inc.	106,100	14,533,578

		39,161,202

Machinery - 0.8%
CNH Industrial NV	752,400	10,676,556

Media - 8.2%
Altice USA, Inc., Class A (A)	2,259,100	20,964,448
DISH Network Corp., Class A (A)	670,543	19,117,181
Fox Corp., Class A	469,900	16,841,216
Liberty Broadband Corp., Class C (A)	277,956	31,081,040
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	568,400	23,804,592

		111,808,477

Metals & Mining - 1.2%
Cleveland-Cliffs, Inc. (A)	271,600	6,923,084
U.S. Steel Corp.	290,300	8,851,247

		15,774,331

Mortgage Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	3,543,345	22,748,275

Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	656,402	20,092,465
NiSource, Inc.	765,400	22,288,448

		42,380,913

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	130,100	21,134,745

Oil, Gas & Consumable Fuels - 8.8%
Chesapeake Energy Corp. (B)	173,400	14,222,268
Devon Energy Corp.	191,300	11,127,921
Diamondback Energy, Inc.	86,000	10,855,780
EQT Corp.	340,200	13,522,950
HF Sinclair Corp. (A)	571,300	21,720,826
Kinder Morgan, Inc.	1,149,600	20,865,240
Williams Cos., Inc.	810,200	27,781,758

		120,096,743

Paper & Forest Products - 1.3%
Louisiana-Pacific Corp.	271,900	17,542,988

Pharmaceuticals - 3.9%
Organon & Co.	524,700	16,963,551
Perrigo Co. PLC	708,700	24,308,410
Viatris, Inc.	1,145,200	11,829,916

		53,101,877

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Teradyne, Inc.	99,200	$ 10,461,632

Software - 3.0%
CDK Global, Inc.	493,100	26,829,571
SS&C Technologies Holdings, Inc.	215,100	13,908,366

		40,737,937

Specialty Retail - 1.4%
Ross Stores, Inc.	196,300	19,584,851

Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp. (A)	385,000	20,431,950

Total Common Stocks (Cost $1,121,763,811)		1,289,443,691

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $80,114,003 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $81,716,352.	$80,114,003	$ 80,114,003

Total Repurchase Agreement (Cost $80,114,003)		80,114,003

Total Investments (Cost $1,201,877,814)		1,369,557,694
Net Other Assets (Liabilities) - (0.6)%		(8,154,097)

Net Assets - 100.0%		$1,361,403,597

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,289,443,691	$—	$—	$1,289,443,691
Repurchase Agreement	—	80,114,003	—	80,114,003

Total Investments	$1,289,443,691	$80,114,003	$—	$1,369,557,694

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $14,222,268 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,522,250. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 44.4%
Automobiles - 0.4%
General Motors Co. (A)	65,000	$2,464,150

Banks - 1.5%
Citigroup, Inc.	100,000	4,821,000
JPMorgan Chase & Co.	45,000	5,371,200

		10,192,200

Biotechnology - 1.8%
AbbVie, Inc.	80,000	11,750,400

Capital Markets - 2.5%
Blackstone, Inc.	60,000	6,094,200
Goldman Sachs Group, Inc.	5,000	1,527,450
Morgan Stanley	110,000	8,864,900

		16,486,550

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	70,000	7,422,100

Communications Equipment - 0.3%
Cisco Systems, Inc.	45,000	2,204,100

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	90,000	4,167,000

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	150,000	5,278,500

Equity Real Estate Investment Trusts - 2.6%
Realty Income Corp.	55,000	3,814,800
Simon Property Group, Inc.	40,000	4,720,000
STORE Capital Corp.	146,189	4,156,153
UDR, Inc.	86,981	4,628,259

		17,319,212

Household Durables - 1.1%
Whirlpool Corp.	39,952	7,252,087

Insurance - 3.6%
Allstate Corp.	35,000	4,428,900
American International Group, Inc.	60,000	3,510,600
Fidelity National Financial, Inc.	185,000	7,366,700
MetLife, Inc.	130,000	8,538,400

		23,844,600

Interactive Media & Services - 1.8%
Alphabet, Inc., Class C (A)	5,400	12,416,382

Machinery - 0.3%
Stanley Black & Decker, Inc.	17,500	2,102,625

Media - 0.2%
Omnicom Group, Inc.	20,000	1,522,600

Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	200,000	2,196,000
Annaly Capital Management, Inc.	444,350	2,852,727

		5,048,727

Multiline Retail - 1.2%
Target Corp.	35,000	8,002,750

Oil, Gas & Consumable Fuels - 4.0%
BP PLC, ADR	235,000	6,749,200
Chevron Corp.	70,000	10,966,900
Devon Energy Corp.	100,000	5,817,000
Williams Cos., Inc.	95,000	3,257,550

		26,790,650

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	170,000	$ 12,795,900
GlaxoSmithKline PLC, ADR	150,000	6,792,000
Johnson & Johnson	45,000	8,120,700
Merck & Co., Inc.	125,000	11,086,250
Pfizer, Inc.	159,180	7,810,963

		46,605,813

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	15,000	8,315,850
QUALCOMM, Inc.	60,000	8,381,400

		16,697,250

Software - 2.6%
Microsoft Corp.	43,250	12,002,740
Oracle Corp.	75,000	5,505,000

		17,507,740

Specialty Retail - 2.8%
Best Buy Co., Inc.	65,000	5,845,450
Dick’s Sporting Goods, Inc. (B)	17,500	1,687,350
Home Depot, Inc.	20,000	6,008,000
Lowe’s Cos., Inc.	24,975	4,938,307

		18,479,107

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	155,000	24,435,750

Tobacco - 1.3%
Philip Morris International, Inc.	85,000	8,500,000

Total Common Stocks (Cost $248,735,815)		296,490,293

PREFERRED STOCKS - 4.0%
Banks - 0.7%
Cadence Bank, Series A, 5.50% (B)	40,000	969,600
Citigroup, Inc., Series J, Fixed until 09/30/2023, 7.13% (C)	12,000	313,200
Dime Community Bancshares, Inc., 5.50% (B)	95,000	2,099,500
KeyCorp, Series F, 5.65%	17,451	412,193
Wells Fargo & Co., Series Q, Fixed until 09/15/2023, 5.85% (C)	40,000	975,600

		4,770,093

Consumer Finance - 0.1%
Capital One Financial Corp., Series J, 4.80%	40,000	793,200

Insurance - 0.4%
Aspen Insurance Holdings Ltd., 5.63%	20,000	463,000
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (C)	35,000	890,750
Enstar Group Ltd., Series E, 7.00%	60,000	1,521,000

		2,874,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.6%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (C)	63,100	$ 1,511,876
Annaly Capital Management, Inc.
Series F, 6.95% (B) (C)	62,000	1,539,460
Series I, 6.75% (C)	20,000	494,800
Dynex Capital, Inc., Series C, Fixed until 04/15/2025, 6.90% (C)	45,000	1,122,750
New Residential Investment Corp.
Series A, 7.50% (C)	20,000	477,400
Series D, 7.00% (C)	65,000	1,522,300
New York Mortgage Trust, Inc., Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,841,600
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (B) (C)	39,800	950,822

		10,461,008

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP, Series A-1, 6.50%	39,500	866,630

Trading Companies & Distributors - 0.5%
Fortress Transportation & Infrastructure Investors LLC, Series C, Fixed until 06/15/2026, 8.25% (C)	45,000	1,099,800
Triton International Ltd., Series E, 5.75% (B)	100,000	2,359,000

		3,458,800

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc., Series VV, 6.00%	123,000	2,488,290
U.S. Cellular Corp., 5.50%	60,100	1,206,808

		3,695,098

Total Preferred Stocks (Cost $29,215,119)		26,919,579

EXCHANGE-TRADED FUNDS - 6.7%
U.S. Equity Funds - 0.8%
Global X MLP ETF (B)	77,241	3,117,447
Global X SuperDividend U.S. ETF (B)	100,025	2,028,507

		5,145,954

U.S. Fixed Income Funds - 5.9%
Invesco Senior Loan ETF (B)	464,639	10,017,617
iShares iBoxx High Yield Corporate Bond ETF (B)	125,000	9,816,250
SPDR Bloomberg Short Term High Yield Bond ETF (B)	758,911	19,367,408

		39,201,275

Total Exchange-Traded Funds (Cost $47,465,991)		44,347,229

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.1%
Capital Markets - 0.1%
AllianceBernstein Holding LP	15,000	$ 597,150

Total Master Limited Partnership (Cost $290,055)		597,150

	Principal	Value
CORPORATE DEBT SECURITIES - 40.5%
Aerospace & Defense - 0.7%
TransDigm, Inc. 5.50%, 11/15/2027	$4,275,000	3,920,132
8.00%, 12/15/2025 (D)	750,000	779,531

		4,699,663

Air Freight & Logistics - 0.2%
XPO CNW, Inc. 6.70%, 05/01/2034	1,181,000	1,211,690

Airlines - 0.1%
United Airlines, Inc. 4.63%, 04/15/2029 (D)	500,000	458,750

Auto Components - 2.3%
Adient Global Holdings Ltd. 4.88%, 08/15/2026 (B) (D)	2,000,000	1,783,460
Clarios Global LP / Clarios US Finance Co. 6.25%, 05/15/2026 (D)	1,575,000	1,590,750
8.50%, 05/15/2027 (D)	1,250,000	1,249,225
Cooper Tire & Rubber Co. 7.63%, 03/15/2027	79,000	82,753
Dana, Inc. 5.38%, 11/15/2027	1,750,000	1,653,750
Goodyear Tire & Rubber Co. 5.00%, 07/15/2029 (B)	2,500,000	2,229,250
7.00%, 03/15/2028	876,000	884,760
9.50%, 05/31/2025	1,100,000	1,153,625
Patrick Industries, Inc. 4.75%, 05/01/2029 (D)	3,307,000	2,835,752
Tenneco, Inc. 5.38%, 12/15/2024	2,240,000	2,189,914

		15,653,239

Automobiles - 0.7%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	2,000,000	1,947,820
General Motors Co. 6.80%, 10/01/2027	500,000	540,187
Jaguar Land Rover Automotive PLC 5.88%, 01/15/2028 (D)	1,750,000	1,535,625
Winnebago Industries, Inc. 6.25%, 07/15/2028 (D)	525,000	521,062

		4,544,694

Banks - 0.4%
Freedom Mortgage Corp. 6.63%, 01/15/2027 (D)	1,800,000	1,557,900
7.63%, 05/01/2026 (D)	1,350,000	1,228,500

		2,786,400

Building Products - 1.1%
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (D)	3,000,000	2,715,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Builders FirstSource, Inc. 5.00%, 03/01/2030 (D)	$ 2,000,000	$ 1,850,000
6.75%, 06/01/2027 (D)	709,000	731,156
JELD-WEN, Inc. 4.88%, 12/15/2027 (B) (D)	2,400,000	2,176,368

		7,472,524

Capital Markets - 0.9%
Apollo Investment Corp. 5.25%, 03/03/2025	1,500,000	1,467,391
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.25%, 05/15/2027	3,500,000	3,269,595
6.38%, 12/15/2025	200,000	199,000
StoneX Group, Inc. 8.63%, 06/15/2025 (D)	1,200,000	1,251,000

		6,186,986

Chemicals - 0.6%
Chemours Co. 5.75%, 11/15/2028 (B) (D)	1,700,000	1,593,750
Methanex Corp. 5.13%, 10/15/2027	1,000,000	960,000
5.25%, 12/15/2029	1,500,000	1,433,498

		3,987,248

Commercial Services & Supplies - 3.6%
Alta Equipment Group, Inc. 5.63%, 04/15/2026 (D)	3,342,000	3,107,782
Aramark Services, Inc. 5.00%, 02/01/2028 (B) (D)	4,000,000	3,724,440
Brink’s Co. 4.63%, 10/15/2027 (D)	3,000,000	2,842,500
Cimpress PLC 7.00%, 06/15/2026 (D)	2,350,000	2,191,375
CoreCivic, Inc. 8.25%, 04/15/2026	2,225,000	2,285,564
EnPro Industries, Inc. 5.75%, 10/15/2026	3,594,000	3,588,950
Garda World Security Corp. 9.50%, 11/01/2027 (D)	2,250,000	2,210,625
GEO Group, Inc. 5.13%, 04/01/2023	850,000	810,688
GFL Environmental, Inc. 4.75%, 06/15/2029 (D)	500,000	453,750
Harsco Corp. 5.75%, 07/31/2027 (D)	650,000	592,313
Matthews International Corp. 5.25%, 12/01/2025 (D)	205,000	202,950
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.75%, 04/15/2026 (D)	2,000,000	1,917,500
Stena International SA 6.13%, 02/01/2025 (D)	300,000	297,434

		24,225,871

Communications Equipment - 0.2%
CommScope, Inc. 7.13%, 07/01/2028 (B) (D)	1,500,000	1,196,250
8.25%, 03/01/2027 (D)	500,000	430,000

		1,626,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 1.9%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 6.25%, 09/15/2027 (D)	$ 1,300,000	$ 1,219,660
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 02/01/2026 (D)	362,000	338,470
Forestar Group, Inc. 5.00%, 03/01/2028 (D)	5,000,000	4,517,550
M/I Homes, Inc. 4.95%, 02/01/2028	2,235,000	2,056,200
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028 (D)	3,765,000	3,441,361
Williams Scotsman International, Inc. 4.63%, 08/15/2028 (D)	805,000	761,892

		12,335,133

Construction Materials - 0.5%
Cemex SAB de CV 7.38%, 06/05/2027 (D)	500,000	526,350
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (D)	2,925,000	2,831,766

		3,358,116

Consumer Finance - 2.3%
Ally Financial, Inc. Fixed until 05/15/2028 (E), 4.70% (C)	2,250,000	1,946,250
Altice Financing SA 5.00%, 01/15/2028 (D)	1,500,000	1,252,500
5.75%, 08/15/2029 (D)	1,000,000	842,510
Credit Acceptance Corp. 5.13%, 12/31/2024 (D)	500,000	494,005
6.63%, 03/15/2026 (B)	2,250,000	2,272,500
Enova International, Inc. 8.50%, 09/15/2025 (D)	1,800,000	1,791,000
Navient Corp. 5.50%, 03/15/2029	1,200,000	1,062,600
PRA Group, Inc. 5.00%, 10/01/2029 (B) (D)	1,300,000	1,202,500
7.38%, 09/01/2025 (D)	2,000,000	2,069,400
World Acceptance Corp. 7.00%, 11/01/2026 (D)	3,000,000	2,602,470

		15,535,735

Containers & Packaging - 0.5%
Berry Global, Inc. 5.63%, 07/15/2027 (D)	3,000,000	2,988,810

Distributors - 0.8%
G-III Apparel Group Ltd. 7.88%, 08/15/2025 (D)	2,500,000	2,600,000
Performance Food Group, Inc. 5.50%, 10/15/2027 (D)	3,074,000	2,977,569

		5,577,569

Diversified Consumer Services - 0.4%
Service Corp. International 7.50%, 04/01/2027	2,500,000	2,718,750

Diversified Financial Services - 0.8%
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (D)	2,500,000	2,460,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.05% (C), 12/21/2065 (D)	$ 900,000	$ 702,000
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.00%, 08/15/2028 (D)	2,500,000	2,275,025

		5,437,659

Diversified Telecommunication Services - 0.8%
Lumen Technologies, Inc. 5.13%, 12/15/2026 (D)	2,500,000	2,250,000
5.63%, 04/01/2025	2,000,000	1,950,000
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (D)	1,500,000	1,256,250

		5,456,250

Electric Utilities - 0.3%
Drax Finco PLC 6.63%, 11/01/2025 (D)	1,871,000	1,880,355

Electrical Equipment - 0.3%
WESCO Distribution, Inc. 7.13%, 06/15/2025 (D)	1,000,000	1,038,750
7.25%, 06/15/2028 (D)	1,000,000	1,039,700

		2,078,450

Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (D)	1,500,000	1,455,000
Enviva Partners LP / Enviva Partners Finance Corp. 6.50%, 01/15/2026 (D)	3,800,000	3,872,048
Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 01/15/2027	2,725,000	2,672,516
Transocean Sentry Ltd. 5.38%, 05/15/2023 (D)	624,869	606,123

		8,605,687

Entertainment - 0.2%
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (D)	1,500,000	1,409,250

Equity Real Estate Investment Trusts - 0.9%
Iron Mountain, Inc. 4.88%, 09/15/2027 (D)	3,050,000	2,905,125
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/2027	1,000,000	932,460
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 4.75%, 04/15/2028 (D)	2,500,000	2,231,250

		6,068,835

Food & Staples Retailing - 1.4%
Arko Corp. 5.13%, 11/15/2029 (D)	1,350,000	1,194,750
Fresh Market, Inc. 9.75%, 05/01/2023 (D)	3,000,000	2,925,000
United Natural Foods, Inc. 6.75%, 10/15/2028 (B) (D)	5,500,000	5,504,015

		9,623,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.8%
B&G Foods, Inc. 5.25%, 04/01/2025	$ 1,184,000	$ 1,127,408
5.25%, 09/15/2027 (B)	2,958,000	2,711,019
Chobani LLC / Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (D)	3,750,000	3,375,000
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	4,000,000	3,640,000
5.63%, 01/15/2028 (D)	1,000,000	945,500

		11,798,927

Health Care Providers & Services - 0.6%
AdaptHealth LLC 5.13%, 03/01/2030 (B) (D)	3,000,000	2,580,000
Akumin, Inc. 7.00%, 11/01/2025 (B) (D)	1,750,000	1,474,375

		4,054,375

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. 5.75%, 03/01/2027 (D)	2,000,000	1,811,030
7.63%, 03/01/2026 (D)	1,325,000	1,298,500
Marriott Ownership Resorts, Inc. 4.75%, 01/15/2028	3,750,000	3,450,000
NCL Corp. Ltd. 5.88%, 03/15/2026 (D)	1,800,000	1,662,858
Scientific Games International, Inc. 7.00%, 05/15/2028 (D)	2,350,000	2,405,901
Travel & Leisure Co. 6.60%, 10/01/2025	1,650,000	1,711,875
VOC Escrow Ltd. 5.00%, 02/15/2028 (D)	3,366,000	3,046,230

		15,386,394

Household Durables - 0.5%
Installed Building Products, Inc. 5.75%, 02/01/2028 (D)	3,744,000	3,547,110

Household Products - 0.2%
Central Garden & Pet Co. 5.13%, 02/01/2028	1,141,000	1,101,065

Insurance - 0.6%
Kuvare US Holdings, Inc. Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (D)	1,500,000	1,549,886
SBL Holdings, Inc. Fixed until 11/13/2026 (E), 6.50% (C) (D)	2,500,000	2,193,750

		3,743,636

IT Services - 0.6%
Leidos, Inc. 7.13%, 07/01/2032	1,800,000	2,083,500
Unisys Corp. 6.88%, 11/01/2027 (D)	2,000,000	2,006,660

		4,090,160

Leisure Products - 0.2%
Life Time, Inc. 5.75%, 01/15/2026 (D)	1,000,000	970,300

Machinery - 1.2%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (D)	750,000	684,563
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (D)	4,750,000	4,758,407

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Vertiv Group Corp. 4.13%, 11/15/2028 (D)	$ 3,100,000	$ 2,700,875

		8,143,845

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50%, 08/15/2030 (D)	2,000,000	1,745,000
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (D)	1,250,000	456,250

		2,201,250

Metals & Mining - 1.3%
Allegheny Technologies, Inc. 5.88%, 12/01/2027 (B)	4,002,000	3,861,930
Carpenter Technology Corp. 7.63%, 03/15/2030	250,000	254,555
Cleveland-Cliffs, Inc. 5.88%, 06/01/2027 (B)	1,000,000	1,000,000
First Quantum Minerals Ltd. 6.50%, 03/01/2024 (D)	2,000,000	2,002,840
6.88%, 10/15/2027 (D)	800,000	804,000
U.S. Steel Corp. 6.88%, 03/01/2029 (B)	1,000,000	1,017,530

		8,940,855

Mortgage Real Estate Investment Trusts - 0.6%
AG Issuer LLC 6.25%, 03/01/2028 (D)	1,000,000	977,500
Starwood Property Trust, Inc. 4.38%, 01/15/2027 (D)	3,500,000	3,265,115

		4,242,615

Multiline Retail - 0.3%
Dillard’s, Inc. 7.00%, 12/01/2028	230,000	250,663
7.75%, 07/15/2026	1,150,000	1,246,756
7.88%, 01/01/2023	350,000	356,315

		1,853,734

Oil, Gas & Consumable Fuels - 1.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.63%, 12/15/2025 (D)	1,310,000	1,349,300
Colgate Energy Partners III LLC 5.88%, 07/01/2029 (D)	2,250,000	2,238,750
Hess Midstream Operations LP 5.13%, 06/15/2028 (D)	1,000,000	967,500
Murphy Oil Corp. 6.38%, 07/15/2028	2,100,000	2,136,750
Northern Oil & Gas, Inc. 8.13%, 03/01/2028 (D)	2,000,000	1,990,000
ONEOK Partners LP 6.85%, 10/15/2037	1,000,000	1,072,142
Renewable Energy Group, Inc. 5.88%, 06/01/2028 (D)	2,350,000	2,489,002
Valero Energy Corp. 8.75%, 06/15/2030	300,000	377,016

		12,620,460

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (D)	$ 900,000	$ 720,000

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc. 4.88%, 06/01/2028 (D)	1,100,000	975,975
5.25%, 01/30/2030 (D)	500,000	347,050

		1,323,025

Real Estate Management & Development - 0.8%
Five Point Operating Co. LP / Five Point Capital Corp. 7.88%, 11/15/2025 (D)	2,305,000	2,286,929
Realogy Group LLC / Realogy Co-Issuer Corp. 5.75%, 01/15/2029 (D)	3,300,000	2,767,726

		5,054,655

Road & Rail - 0.2%
Uber Technologies, Inc. 7.50%, 09/15/2027 (D)	1,000,000	1,029,310

Specialty Retail - 2.6%
Abercrombie & Fitch Management Co. 8.75%, 07/15/2025 (D)	1,000,000	1,045,241
Bath & Body Works, Inc. 6.69%, 01/15/2027	1,000,000	1,030,080
Carvana Co. 5.88%, 10/01/2028 (B) (D)	500,000	397,392
Michaels Cos., Inc. 5.25%, 05/01/2028 (D)	3,210,000	2,758,738
7.88%, 05/01/2029 (B) (D)	500,000	393,750
PetSmart, Inc. / PetSmart Finance Corp. 4.75%, 02/15/2028 (D)	1,900,000	1,771,123
7.75%, 02/15/2029 (D)	1,131,000	1,125,345
Rent-A-Center, Inc. 6.38%, 02/15/2029 (B) (D)	3,675,000	3,201,844
Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/01/2025 (B)	3,275,000	3,287,281
Sonic Automotive, Inc. 4.63%, 11/15/2029 (D)	2,500,000	2,150,655

		17,161,449

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036	405,000	499,631

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.25%, 03/15/2029 (D)	3,000,000	2,550,000
PVH Corp. 7.75%, 11/15/2023	100,000	105,690

		2,655,690

Trading Companies & Distributors - 0.5%
Fortress Transportation & Infrastructure Investors LLC 5.50%, 05/01/2028 (D)	250,000	215,625
6.50%, 10/01/2025 (D)	350,000	333,375
9.75%, 08/01/2027 (D)	1,500,000	1,530,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc. 5.50%, 07/15/2027 (D)	$ 1,500,000	$ 1,469,550

		3,548,940

Total Corporate Debt Securities (Cost $290,786,392)		270,615,105

	Shares	Value
OTHER INVESTMENT COMPANY - 7.1%
Securities Lending Collateral - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (F)	47,513,177	47,513,177

Total Other Investment Company (Cost $47,513,177)		47,513,177

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.00% (F), dated 04/29/2022, to be repurchased at $22,095,826 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $22,537,774.	$22,095,826	$ 22,095,826

Total Repurchase Agreement (Cost $22,095,826)		22,095,826

Total Investments (Cost $686,102,375)		708,578,359
Net Other Assets (Liabilities) - (6.1)%		(40,949,073)

Net Assets - 100.0%		$667,629,286

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$296,490,293	$—	$—	$296,490,293
Preferred Stocks	26,919,579	—	—	26,919,579
Exchange-Traded Funds	44,347,229	—	—	44,347,229
Master Limited Partnership	597,150	—	—	597,150
Corporate Debt Securities	—	270,615,105	—	270,615,105
Other Investment Company	47,513,177	—	—	47,513,177
Repurchase Agreement	—	22,095,826	—	22,095,826

Total Investments	$415,867,428	$292,710,931	$—	$708,578,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $59,818,204, collateralized by cash collateral of $47,513,177 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,694,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $196,494,056, representing 29.4% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rates disclosed reflect the yields at April 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 58.9%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	4,316	$1,896,450
Raytheon Technologies Corp.	46,015	4,367,284
Textron, Inc.	24,526	1,698,426

		7,962,160

Air Freight & Logistics - 0.7%
FedEx Corp.	11,519	2,289,286
United Parcel Service, Inc., Class B	36,834	6,629,383

		8,918,669

Airlines - 0.1%
Southwest Airlines Co. (A)	31,434	1,468,597

Auto Components - 0.1%
Aptiv PLC (A)	5,731	609,778
Magna International, Inc. (B)	18,573	1,119,395

		1,729,173

Automobiles - 1.3%
General Motors Co. (A)	33,295	1,262,213
Rivian Automotive, Inc., Class A (A) (B)	6,165	186,430
Tesla, Inc. (A)	16,553	14,413,690

		15,862,333

Banks - 2.2%
Bank of America Corp.	178,668	6,374,874
Citigroup, Inc.	58,717	2,830,747
Fifth Third Bancorp	46,002	1,726,455
Regions Financial Corp.	55,495	1,149,856
SVB Financial Group (A)	2,068	1,008,440
Truist Financial Corp.	49,234	2,380,464
US Bancorp	98,684	4,792,095
Wells Fargo & Co.	166,526	7,265,529

		27,528,460

Beverages - 1.1%
Coca-Cola Co.	149,259	9,643,624
Constellation Brands, Inc., Class A	11,976	2,947,174
PepsiCo, Inc.	5,833	1,001,584

		13,592,382

Biotechnology - 1.6%
AbbVie, Inc.	64,935	9,537,653
Biogen, Inc. (A)	6,571	1,363,088
BioMarin Pharmaceutical, Inc. (A)	4,907	399,184
Neurocrine Biosciences, Inc. (A)	4,989	449,160
Regeneron Pharmaceuticals, Inc. (A)	5,698	3,755,609
Vertex Pharmaceuticals, Inc. (A)	14,153	3,866,883

		19,371,577

Building Products - 0.4%
Masco Corp.	29,546	1,556,779
Trane Technologies PLC	28,029	3,920,977

		5,477,756

Capital Markets - 1.5%
Goldman Sachs Group, Inc.	7,064	2,157,981
Intercontinental Exchange, Inc.	16,133	1,868,363
Morgan Stanley	38,533	3,105,375
S&P Global, Inc.	15,450	5,816,925
State Street Corp.	52,505	3,516,260
T. Rowe Price Group, Inc.	21,627	2,660,986

		19,125,890

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,771	$ 1,116,748
Celanese Corp.	7,183	1,055,470
DuPont de Nemours, Inc.	20,217	1,332,907
Eastman Chemical Co.	23,448	2,407,406
Linde PLC	17,706	5,523,564
PPG Industries, Inc.	20,375	2,607,796

		14,043,891

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,159	857,684

Communications Equipment - 0.1%
Motorola Solutions, Inc.	2,957	631,881

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,795	1,698,485

Consumer Finance - 0.3%
American Express Co.	12,984	2,268,435
Capital One Financial Corp.	12,124	1,510,893

		3,779,328

Containers & Packaging - 0.1%
Avery Dennison Corp.	6,942	1,253,725

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	36,492	11,780,712
Voya Financial, Inc.	10,200	644,028

		12,424,740

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	52,220	2,417,786

Electric Utilities - 1.3%
Edison International	18,363	1,263,191
Evergy, Inc.	16,830	1,141,915
Exelon Corp.	115,947	5,424,001
FirstEnergy Corp.	55,645	2,409,985
NextEra Energy, Inc.	76,606	5,440,558

		15,679,650

Electrical Equipment - 0.4%
Eaton Corp. PLC	31,819	4,614,391

Energy Equipment & Services - 0.1%
Baker Hughes Co.	24,259	752,514

Entertainment - 0.3%
Netflix, Inc. (A)	10,517	2,002,016
Walt Disney Co. (A)	10,291	1,148,785

		3,150,801

Equity Real Estate Investment Trusts - 1.7%
Camden Property Trust	16,020	2,513,378
Equinix, Inc.	3,154	2,267,978
Equity Lifestyle Properties, Inc.	19,515	1,508,119
Host Hotels & Resorts, Inc.	40,268	819,454
Kimco Realty Corp.	54,299	1,375,394
Prologis, Inc.	37,998	6,090,700
SBA Communications Corp.	4,093	1,420,721
Sun Communities, Inc.	11,313	1,986,223
UDR, Inc.	6,038	321,282
Ventas, Inc.	41,815	2,322,823

		20,626,072

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	5,571	2,962,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	20,809	$ 3,183,569

		6,145,781

Food Products - 0.3%
Mondelez International, Inc., Class A	63,907	4,120,723

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	41,352	4,693,452
ABIOMED, Inc. (A)	916	262,507
Baxter International, Inc.	35,951	2,554,678
Boston Scientific Corp. (A)	72,259	3,042,827
DexCom, Inc. (A)	1,953	797,957
Intuitive Surgical, Inc. (A)	10,978	2,627,035
Medtronic PLC	37,169	3,878,957
Zimmer Biomet Holdings, Inc.	18,327	2,212,985

		20,070,398

Health Care Providers & Services - 2.0%
Anthem, Inc.	8,787	4,410,459
Centene Corp. (A)	50,848	4,095,806
Humana, Inc.	3,671	1,631,980
McKesson Corp.	5,807	1,797,905
UnitedHealth Group, Inc.	24,661	12,541,352

		24,477,502

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (A)	1,348	2,979,498
Chipotle Mexican Grill, Inc. (A)	1,313	1,911,216
Expedia Group, Inc. (A)	12,217	2,134,921
Hilton Worldwide Holdings, Inc. (A)	15,609	2,423,921
McDonald’s Corp.	23,044	5,741,643
Royal Caribbean Cruises Ltd. (A)	4,501	349,863
Yum! Brands, Inc.	6,329	740,556

		16,281,618

Household Durables - 0.3%
D.R. Horton, Inc.	2,871	199,793
Lennar Corp., Class A	33,837	2,588,192
PulteGroup, Inc.	5,146	214,897
Toll Brothers, Inc.	16,251	753,559

		3,756,441

Household Products - 1.0%
Kimberly-Clark Corp.	18,632	2,586,680
Procter & Gamble Co.	64,112	10,293,182

		12,879,862

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	14,219	2,751,519

Insurance - 1.3%
Arthur J Gallagher & Co.	14,839	2,500,223
Chubb Ltd.	7,716	1,592,968
Hartford Financial Services Group, Inc.	50,378	3,522,934
Progressive Corp.	51,962	5,578,640
Prudential Financial, Inc.	14,838	1,610,071
Travelers Cos., Inc.	8,113	1,387,810

		16,192,646

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	8,006	18,271,213
Alphabet, Inc., Class C (A)	6,115	14,060,403
Meta Platforms, Inc., Class A (A)	50,236	10,070,811

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc. (A)	20,186	$ 956,816

		43,359,243

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (A)	10,091	25,082,492

IT Services - 2.7%
Accenture PLC, Class A	22,668	6,808,561
Affirm Holdings, Inc. (A) (B)	9,396	269,665
Automatic Data Processing, Inc.	11,225	2,449,071
FleetCor Technologies, Inc. (A)	9,314	2,324,029
Mastercard, Inc., Class A	30,142	10,953,000
Shopify, Inc., Class A (A)	1,087	463,953
Visa, Inc., Class A	46,971	10,010,929

		33,279,208

Life Sciences Tools & Services - 1.0%
Danaher Corp.	13,177	3,309,140
Illumina, Inc. (A)	2,996	888,764
Thermo Fisher Scientific, Inc.	15,572	8,610,070

		12,807,974

Machinery - 1.5%
Deere & Co.	17,973	6,785,706
Dover Corp.	11,404	1,520,153
Ingersoll Rand, Inc.	23,161	1,018,158
Otis Worldwide Corp.	46,430	3,381,961
Parker-Hannifin Corp.	9,646	2,612,330
Stanley Black & Decker, Inc.	24,641	2,960,616

		18,278,924

Media - 0.7%
Charter Communications, Inc., Class A (A)	7,956	3,409,066
Comcast Corp., Class A	108,594	4,317,698
Fox Corp., Class A	4,819	172,713
Interpublic Group of Cos., Inc.	8,369	272,997

		8,172,474

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	25,505	1,034,228
Nucor Corp.	6,152	952,206

		1,986,434

Multi-Utilities - 0.4%
Ameren Corp.	17,954	1,667,927
CenterPoint Energy, Inc.	86,859	2,658,754
DTE Energy Co.	6,935	908,762

		5,235,443

Multiline Retail - 0.1%
Dollar General Corp.	3,203	760,809

Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	9,778	1,327,950
Chevron Corp.	44,547	6,979,179
ConocoPhillips	85,116	8,130,280
Coterra Energy, Inc.	16,047	461,993
Diamondback Energy, Inc.	32,080	4,049,458
EOG Resources, Inc.	28,175	3,289,713
Phillips 66	11,568	1,003,640
Pioneer Natural Resources Co.	18,192	4,229,094

		29,471,307

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,110	$ 2,141,527

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	102,367	7,705,164
Eli Lilly & Co.	23,419	6,841,392
Johnson & Johnson	41,453	7,480,608
Merck & Co., Inc.	31,001	2,749,479
Pfizer, Inc.	61,781	3,031,594

		27,808,237

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	11,376	928,623
Leidos Holdings, Inc.	22,562	2,335,393

		3,264,016

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	22,176	722,938
Norfolk Southern Corp.	15,634	4,031,696
Uber Technologies, Inc. (A)	6,625	208,555
Union Pacific Corp.	12,191	2,856,229

		7,819,418

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (A)	52,430	4,483,814
Analog Devices, Inc.	31,424	4,851,237
Applied Materials, Inc.	21,847	2,410,816
KLA Corp.	2,652	846,678
Lam Research Corp.	10,023	4,668,312
Microchip Technology, Inc.	25,774	1,680,465
Micron Technology, Inc.	23,008	1,568,915
NVIDIA Corp.	46,874	8,693,721
NXP Semiconductors NV	26,267	4,489,030
QUALCOMM, Inc.	14,659	2,047,716
Texas Instruments, Inc.	49,248	8,384,472

		44,125,176

Software - 5.2%
Adobe, Inc. (A)	3,501	1,386,221
Fortinet, Inc. (A)	2,929	846,510
Intuit, Inc.	12,616	5,282,950
Microsoft Corp.	179,895	49,924,460
Oracle Corp.	34,193	2,509,766
Salesforce, Inc. (A)	12,390	2,179,897
Workday, Inc., Class A (A)	11,991	2,478,540

		64,608,344

Specialty Retail - 1.8%
AutoNation, Inc. (A)	4,697	544,429
AutoZone, Inc. (A)	762	1,490,068
Best Buy Co., Inc.	30,681	2,759,142
Burlington Stores, Inc. (A) (B)	3,658	744,623
Home Depot, Inc.	13,705	4,116,982
Lowe’s Cos., Inc.	36,216	7,160,990
O’Reilly Automotive, Inc. (A)	5,826	3,533,760
TJX Cos., Inc.	38,315	2,347,943

		22,697,937

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	327,329	51,603,417
Seagate Technology Holdings PLC	41,496	3,404,332

		55,007,749

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	39,034	$ 4,867,540

Tobacco - 0.5%
Altria Group, Inc.	57,805	3,212,224
Philip Morris International, Inc.	32,655	3,265,500

		6,477,724

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	28,581	3,519,464

Total Common Stocks (Cost $420,805,697)		730,415,875

PREFERRED STOCKS - 0.0% (C)
Banks - 0.0% (C)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 7.70% (D)	11,963	324,317

Electric Utilities - 0.0% (C)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	960	22,502

Total Preferred Stocks (Cost $351,477)		346,819

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$194,668	200,502
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	386,355	363,064
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	167,144	165,098
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	151,800	150,445
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 2.04% (D), 10/18/2030 (E)	2,490,000	2,476,168
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (E)	116,952	115,529
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (E)	863,634	762,443
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (E)	996,910	895,021
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (E)	1,306,428	1,193,882
ICG US CLO Ltd. Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 2.26% (D), 10/20/2034 (E)	2,200,000	2,170,447
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	333,242	333,718

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	$ 715,637	$ 684,507
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	82,018	82,459
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 2.04% (D), 04/15/2029 (E)	551,727	549,386
MVW LLC Series 2021-1WA, Class A, 1.14%, 01/22/2041 (E)	727,352	672,731
MVW Owner Trust
Series 2016-1A, Class A, 2.25%, 12/20/2033 (E)	43,739	43,779
Series 2019-1A, Class A, 2.89%, 11/20/2036 (E)	125,764	123,154
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1, 1.03%, 12/16/2052 (E)	1,875,000	1,846,774
Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (E)	1,950,000	1,901,956
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (E)	1,900,000	1,840,327
Series 2020-T3, Class AT3, 1.32%, 10/15/2052 (E)	40,000	39,946
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.25% (D), 01/20/2031 (E)	800,000	796,886
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	3,012,884	2,999,806
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 03/08/2029 (E)	285,131	284,886
Series 2018-A, Class A, 3.10%, 11/08/2030 (E)	43,535	43,425
Series 2018-A, Class B, 3.35%, 11/08/2030 (E)	35,619	35,520
Series 2019-A, Class A, 3.06%, 04/09/2038 (E)	305,790	297,389
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.16% (D), 07/20/2030 (E)	2,000,000	1,992,082
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (E)	300,023	284,678
Series 2021-1A, Class A, 0.99%, 11/20/2037 (E)	974,756	920,523
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (E)	320,667	317,833
Towd Point Mortgage Trust
Series 2016-2, Class A1A, 2.75% (D), 08/25/2055 (E)	23,439	23,407

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-4, Class A1, 2.25% (D), 07/25/2056 (E)	$ 62,990	$ 62,923
Series 2017-1, Class A1, 2.75% (D), 10/25/2056 (E)	206,099	205,424
Series 2017-2, Class A1, 2.75% (D), 04/25/2057 (E)	216,406	215,873
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (E)	119,981	119,740
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (E)	568,953	559,712
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (E)	298,822	294,061
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (E)	420,897	416,182
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (E)	789,813	783,609
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (E)	1,481,571	1,440,530
Series 2019-1, Class A1, 3.66% (D), 03/25/2058 (E)	855,979	844,378
Series 2020-4, Class A1, 1.75%, 10/25/2060 (E)	1,252,543	1,162,669
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (E)	1,300,000	1,230,247
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	48,295	47,544
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	226,284	222,912
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 2.20% (D), 10/20/2028 (E)	605,632	602,556

Total Asset-Backed Securities (Cost $33,995,425)		32,816,131

CORPORATE DEBT SECURITIES - 14.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.40%, 04/15/2030 (E)	599,000	559,350
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,152,626
5.15%, 05/01/2030	1,117,000	1,113,542
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028 (E)	1,103,000	964,838

		3,790,356

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031 (E)	1,760,000	1,444,724

Airlines - 0.2%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	587,566	551,545
JetBlue Pass-Through Trust 2.75%, 11/15/2033	1,008,859	908,025

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (E)	$ 898,289	$ 916,255
United Airlines Pass-Through Trust 3.75%, 03/03/2028	611,218	597,415

		2,973,240

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp. 3.25%, 03/01/2032 (B)	554,000	489,338
BorgWarner, Inc. 3.38%, 03/15/2025 (B)	572,000	567,097

		1,056,435

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	601,000	613,473
6.25%, 10/02/2043	262,000	271,341

		884,814

Banks - 1.6%
ABN AMRO Bank NV Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	1,200,000	1,010,670
Banco Santander SA 2.75%, 12/03/2030	600,000	490,960
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (D), 09/21/2036	1,096,000	878,712
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	706,000	529,348
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,097,000	1,039,062
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,086,000	2,080,194
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	2,370,000	2,256,879
Commerzbank AG 8.13%, 09/19/2023 (E)	1,955,000	2,035,265
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	277,000	229,697
5.02%, 06/26/2024 (E)	420,000	410,805
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	1,664,000	1,464,209
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	1,158,000	1,020,079
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	507,000	492,389
4.13%, 12/15/2026	1,209,000	1,202,726
UniCredit SpA Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,506,000	1,246,203
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	335,000	305,671
4.10%, 06/03/2026	1,342,000	1,336,794
4.61% (D), 04/25/2053	1,526,000	1,510,714
Fixed until 06/15/2024 (F), 5.90% (D)	513,000	501,457

		20,041,834

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	$ 888,000	$ 817,783
4.75%, 01/23/2029	870,000	896,108
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	528,122
3.70%, 12/06/2026	152,000	150,749
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	1,081,000	991,584

		3,384,346

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	392,743
4.05%, 11/21/2039	733,000	672,198
Amgen, Inc. 2.00%, 01/15/2032	870,000	719,268
CSL UK Holdings Ltd. 4.63%, 04/27/2042 (E)	513,000	505,055
Gilead Sciences, Inc. 4.15%, 03/01/2047	177,000	162,243

		2,451,507

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	639,701
3.75%, 12/01/2027	610,000	594,672
Carrier Global Corp. 2.72%, 02/15/2030	879,000	778,083
Owens Corning 7.00%, 12/01/2036	1,196,000	1,376,241

		3,388,697

Capital Markets - 0.7%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (D)	1,411,000	1,279,424
Credit Suisse Group AG Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	772,000	736,623
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	427,000	421,080
Fixed until 04/08/2030, 5.88% (D), 07/08/2031	723,000	702,735
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	1,936,000	1,692,970
6.75%, 10/01/2037	865,000	999,790
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	1,046,000	861,052
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	918,000	819,955
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	1,036,000	829,898
5.00%, 11/24/2025	486,000	499,215

		8,842,742

Chemicals - 0.0% (C)
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (E)	664,000	557,766

Commercial Services & Supplies - 0.4%
ADT Security Corp. 4.13%, 08/01/2029 (E)	793,000	673,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Ashtead Capital, Inc. 2.45%, 08/12/2031 (E)	$ 704,000	$ 574,529
4.25%, 11/01/2029 (E)	414,000	395,858
ERAC USA Finance LLC 2.70%, 11/01/2023 (E)	186,000	184,571
3.30%, 12/01/2026 (E)	780,000	757,187
3.85%, 11/15/2024 (E)	521,000	524,747
Triton Container International Ltd. / TAL International Container Corp. 3.25%, 03/15/2032	1,654,000	1,411,095

		4,521,268

Construction & Engineering - 0.0% (C)
Quanta Services, Inc. 2.90%, 10/01/2030	499,000	435,897

Consumer Finance - 0.4%
Ally Financial, Inc. 8.00%, 11/01/2031	1,196,000	1,424,301
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,029,000	993,713
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	1,497,000	1,411,020
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028 (E)	1,024,000	872,076
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (E)	644,000	562,889

		5,263,999

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	665,000	618,229
2.85%, 02/01/2032	466,000	407,859

		1,026,088

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85%, 10/29/2041	1,096,000	851,456
4.45%, 04/03/2026	1,120,000	1,093,860
4.50%, 09/15/2023	849,000	850,906
Aviation Capital Group LLC 1.95%, 01/30/2026 (E)	677,000	605,224
5.50%, 12/15/2024 (E)	1,296,000	1,316,013
Element Fleet Management Corp. 1.60%, 04/06/2024 (E)	412,000	395,796
3.85%, 06/15/2025 (E)	494,000	490,963

		5,604,218

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	741,000	666,900
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	148,163
Verizon Communications, Inc. 1.68%, 10/30/2030	1,668,000	1,353,485
2.99%, 10/30/2056	1,656,000	1,180,864

		3,349,412

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	961,000	959,603
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	117,000	125,973
DTE Electric Co. 4.30%, 07/01/2044	1,430,000	1,371,173

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	$ 1,717,000	$ 1,533,201
Duke Energy Progress LLC 3.60%, 09/15/2047	1,237,000	1,057,023
Entergy Arkansas LLC 3.70%, 06/01/2024	192,000	194,074
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	70,000	76,087
Pacific Gas & Electric Co. 2.50%, 02/01/2031	611,000	484,177
PacifiCorp 3.60%, 04/01/2024	833,000	838,783
5.75%, 04/01/2037	117,000	129,734
Public Service Electric & Gas Co. 3.00%, 05/15/2025	424,000	416,115

		7,185,943

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 2.95%, 02/15/2032	621,000	532,369
Keysight Technologies, Inc. 4.60%, 04/06/2027	724,000	743,042
Sensata Technologies BV 4.00%, 04/15/2029 (E)	200,000	178,293
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	403,000	366,605

		1,820,309

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	1,207,000	1,171,072
Schlumberger Investment SA 3.65%, 12/01/2023	98,000	98,693

		1,269,765

Equity Real Estate Investment Trusts - 1.2%
American Tower Trust #1 3.65%, 03/23/2028 (E)	508,000	501,150
Broadstone Net Lease LLC 2.60%, 09/15/2031	1,329,000	1,116,619
Corporate Office Properties LP 2.00%, 01/15/2029	257,000	214,483
2.25%, 03/15/2026	314,000	291,451
2.75%, 04/15/2031	168,000	142,707
Host Hotels & Resorts LP 2.90%, 12/15/2031	675,000	570,615
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	513,000	490,936
Office Properties Income Trust 3.45%, 10/15/2031	778,000	610,098
Physicians Realty LP 2.63%, 11/01/2031	951,000	800,525
Piedmont Operating Partnership LP 2.75%, 04/01/2032	626,000	508,283
SBA Tower Trust 1.63%, 05/15/2051 (E)	2,058,000	1,900,185
1.88%, 07/15/2050 (E)	746,000	691,505
2.84%, 01/15/2050 (E)	2,715,000	2,635,886
3.45%, 03/15/2048 (E)	345,000	345,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group LP 2.20%, 02/01/2031	$ 717,000	$ 608,355
Ventas Realty LP 3.25%, 10/15/2026	930,000	902,243
VICI Properties LP 4.95%, 02/15/2030 (B)	1,256,000	1,247,447
Weyerhaeuser Co. 4.00%, 04/15/2030	1,001,000	964,304

		14,542,175

Food & Staples Retailing - 0.1%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	1,194,000	966,495
Sysco Corp. 3.30%, 07/15/2026	945,000	922,095

		1,888,590

Food Products - 0.2%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	957,000	829,332
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%, 02/02/2029 (E)	785,000	699,639
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (E)	1,051,000	888,095

		2,417,066

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	600,000	571,608
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	992,000	883,593
Koninklijke Philips NV 5.00%, 03/15/2042	355,000	359,941

		1,815,142

Health Care Providers & Services - 0.6%
Anthem, Inc. 2.25%, 05/15/2030	721,000	624,162
Centene Corp. 3.00%, 10/15/2030	875,000	761,250
3.38%, 02/15/2030	510,000	455,660
Cigna Corp. 2.40%, 03/15/2030	862,000	754,818
CVS Health Corp. 2.70%, 08/21/2040	858,000	648,720
3.75%, 04/01/2030	967,000	924,965
HCA, Inc. 4.13%, 06/15/2029	520,000	498,517
5.25%, 04/15/2025	230,000	237,052
5.50%, 06/15/2047	527,000	518,632
Health Care Service Corp. 2.20%, 06/01/2030 (E)	735,000	634,206
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	532,000	486,162
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	500,000	467,330

		7,011,474

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc. 2.95%, 03/15/2031	$ 211,000	$ 181,286
3.80%, 02/15/2028	685,000	653,084
Hyatt Hotels Corp. 1.80%, 10/01/2024	417,000	396,609
Magallanes, Inc. 5.05%, 03/15/2042 (E)	1,176,000	1,071,097

		2,302,076

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	993,000	995,531

Industrial Conglomerates - 0.0% (C)
General Electric Co. 4.13%, 10/09/2042	494,000	459,043

Insurance - 0.7%
Enstar Group Ltd. 3.10%, 09/01/2031	938,000	792,846
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	1,641,000	1,459,429
Global Atlantic Finance Co. 3.13%, 06/15/2031 (E)	1,549,000	1,312,019
Ohio National Financial Services, Inc. 5.80%, 01/24/2030 (E)	1,642,000	1,638,650
6.63%, 05/01/2031 (E)	456,000	469,140
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,106,000	968,601
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 3.49% (D), 12/15/2065	1,832,000	1,639,640

		8,280,325

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	1,990,000	2,013,268
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	742,000	736,177

		2,749,445

IT Services - 0.1%
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	763,000	659,896

Machinery - 0.1%
Flowserve Corp. 2.80%, 01/15/2032	782,000	644,748

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	562,000	461,737
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (E)	827,000	777,132
Comcast Corp. 2.94%, 11/01/2056 (E)	372,000	267,132
NBCUniversal Media LLC 4.45%, 01/15/2043	456,000	437,328
Paramount Global 4.20%, 05/19/2032	588,000	542,896

		2,486,225

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	$ 1,063,000	$ 1,036,791
4.75%, 04/10/2027 (E)	230,000	230,841
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	1,088,000	1,090,568
4.55%, 11/14/2024	481,000	487,012
Glencore Funding LLC 2.63%, 09/23/2031 (E)	837,000	699,696

		3,544,908

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	587,000	594,284
CMS Energy Corp. 3.88%, 03/01/2024	65,000	65,405
4.88%, 03/01/2044	141,000	141,491
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	158,000	158,298

		959,478

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP 3.40%, 02/15/2031	390,000	345,693
BP Capital Markets PLC 3.12%, 05/04/2026	1,481,000	1,430,596
Chevron USA, Inc. 3.25%, 10/15/2029	654,000	629,854
Energy Transfer LP 4.90%, 02/01/2024	356,000	361,068
5.15%, 02/01/2043	559,000	510,070
5.95%, 10/01/2043	499,000	485,767
7.60%, 02/01/2024	397,000	418,629
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,656,000	1,460,155
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	772,000	780,441
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,184,000	1,213,600
Petroleos Mexicanos 6.50%, 01/23/2029	385,000	354,200
6.84%, 01/23/2030	892,000	812,880
6.88%, 08/04/2026	340,000	338,178
7.69%, 01/23/2050	95,000	74,433
Pioneer Natural Resources Co. 2.15%, 01/15/2031	871,000	735,495
Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/2029	637,000	580,864
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	573,000	562,532
Shell International Finance BV 2.50%, 09/12/2026	1,057,000	1,008,414
3.75%, 09/12/2046	351,000	317,464
Williams Cos., Inc. 5.40%, 03/04/2044	97,000	97,224

		12,517,557

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027 (E)	1,230,000	1,190,984

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC 1.20%, 05/28/2026	$ 388,000	$ 353,005
AstraZeneca PLC 4.38%, 08/17/2048	626,000	638,703
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	716,000	710,950
Bristol-Myers Squibb Co. 1.45%, 11/13/2030	612,000	498,257
Royalty Pharma PLC 2.20%, 09/02/2030	925,000	772,666
Viatris, Inc. 2.30%, 06/22/2027	677,000	599,619

		3,573,200

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	879,000	856,455
Experian Finance PLC 2.75%, 03/08/2030 (E)	957,000	864,795

		1,721,250

Road & Rail - 0.2%
Avolon Holdings Funding Ltd. 2.88%, 02/15/2025 (E)	969,000	910,470
5.50%, 01/15/2026 (E)	1,240,000	1,242,725

		2,153,195

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95%, 02/15/2028 (E)	464,000	402,088
Entegris Escrow Corp. 4.75%, 04/15/2029 (E)	1,044,000	1,006,165
KLA Corp. 3.30%, 03/01/2050	730,000	608,652
Microchip Technology, Inc. 0.98%, 09/01/2024 (E)	684,000	641,965
Micron Technology, Inc. 2.70%, 04/15/2032	1,247,000	1,038,562
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.25%, 11/30/2051 (E)	401,000	293,917
3.40%, 05/01/2030 (E)	656,000	598,301
QUALCOMM, Inc. 3.25%, 05/20/2027 - 05/20/2050	1,259,000	1,171,493
Skyworks Solutions, Inc. 1.80%, 06/01/2026	379,000	345,120
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	1,611,000	1,302,694

		7,408,957

Software - 0.3%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	140,000	124,270
Infor, Inc. 1.75%, 07/15/2025 (E)	945,000	880,674
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	1,217,000	1,205,734
Workday, Inc. 3.50%, 04/01/2027	1,142,000	1,114,205

		3,324,883

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	$ 836,000	$ 788,877

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.65%, 05/11/2050	637,000	487,420
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	797,000	841,885
Seagate HDD Cayman 4.13%, 01/15/2031	1,164,000	1,021,410
Western Digital Corp. 2.85%, 02/01/2029	1,244,000	1,101,801

		3,452,516

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	798,000	640,181
BAT Capital Corp. 2.26%, 03/25/2028	1,355,000	1,158,364
4.91%, 04/02/2030	560,000	540,412
BAT International Finance PLC 4.45%, 03/16/2028	741,000	714,194

		3,053,151

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.38%, 07/16/2042	300,000	281,933
Rogers Communications, Inc. 3.80%, 03/15/2032 (E)	1,359,000	1,258,841
Sprint Corp. 7.88%, 09/15/2023	640,000	668,000
T-Mobile USA, Inc. 3.50%, 04/15/2031	830,000	735,654
3.88%, 04/15/2030	1,616,000	1,532,143

		4,476,571

Total Corporate Debt Securities (Cost $192,680,039)		173,710,623

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025	330,000	332,376

Chile - 0.0% (C)
Chile Government International Bond 3.50%, 01/25/2050	400,000	317,800

Colombia - 0.1%
Colombia Government International Bond 4.00%, 02/26/2024	235,000	231,125
4.50%, 01/28/2026	850,000	814,580

		1,045,705

Indonesia - 0.1%
Indonesia Government International Bond 4.75%, 01/08/2026 (E)	1,035,000	1,068,089
5.38%, 10/17/2023 (E)	115,000	118,921

		1,187,010

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,126,000	1,084,833

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.0% (C)
Panama Government International Bond 3.88%, 03/17/2028	$ 315,000	$ 304,425

Peru - 0.0% (C)
Peru Government International Bond 7.35%, 07/21/2025	125,000	136,843

Poland - 0.0% (C)
Republic of Poland Government International Bond 3.00%, 03/17/2023	275,000	274,568

Qatar - 0.0% (C)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	202,298

Total Foreign Government Obligations (Cost $5,151,589)		4,885,858

MORTGAGE-BACKED SECURITIES - 2.7%
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (E)	478,564	475,313
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,045,000	43,757
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	1,600,000	1,597,245
CIM Trust Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (E)	2,188,975	2,029,038
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3, 3.75%, 03/10/2047	74,133	73,895
Series 2014-GC19, Class A4, 4.02%, 03/10/2047	220,000	221,567
Series 2015-GC27, Class B, 3.77%, 02/10/2048	1,250,000	1,216,997
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (E)	254,952	252,457
COMM Mortgage Trust
Series 2013-CR11, Class AM, 4.72% (D), 08/10/2050	1,310,000	1,327,657
Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (E)	91,584	90,852
Series 2013-WWP, Class B, 3.73%, 03/10/2031 (E)	1,150,000	1,158,822
Series 2014-UBS2, Class A5, 3.96%, 03/10/2047	2,415,000	2,421,695
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (E)	3,050,000	2,966,782
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	812,531
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (E)	1,663,389	1,502,682
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (E)	1,400,386	1,307,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	$ 1,250,000	$ 1,210,390
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	669,264
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	673,803
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class B, 4.21% (D), 01/15/2046	950,000	950,572
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (E)	90,181	90,277
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	320,117
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	99,782	95,358
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (E)	49,876	48,900
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (E)	114,933	111,542
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (E)	94,096	92,376
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (E)	208,347	202,961
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (E)	144,605	141,331
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (E)	148,087	142,557
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (E)	188,357	183,755
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (E)	432,765	427,957
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (E)	978,135	961,608
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (E)	613,375	605,672
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (E)	442,002	432,895
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (E)	224,823	220,578
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (E)	326,207	324,827
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (E)	1,149,091	1,126,565
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (E)	1,039,125	1,022,174
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	1,373,000	1,367,172

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	$ 950,000	$ 885,818
Towd Point Mortgage Trust Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (E)	2,496,814	2,375,713
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	559,114

Total Mortgage-Backed Securities (Cost $34,534,217)		32,742,293

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Home Loan Mortgage Corp. 5.00%, 08/01/2035	130,139	138,681
5.50%, 06/01/2041	51,964	55,322
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1.38%, 06/25/2030	2,547,000	2,190,739
2.81%, 01/25/2025	1,786,472	1,772,676
2.89%, 06/25/2027	418,309	418,256
3.01%, 07/25/2025	2,408,000	2,396,447
3.06% (D), 08/25/2024	1,792,498	1,786,732
3.49%, 01/25/2024	1,298,000	1,306,736
3.53% (D), 07/25/2023	1,000,000	1,007,647
Federal National Mortgage Association 12-Month LIBOR + 1.52%, 1.82% (D), 02/01/2043	33,891	33,867
3.33% (D), 10/25/2023	100,230	100,190
3.50%, 07/01/2028 - 11/01/2028	145,757	146,649
4.00%, 04/01/2026 - 06/01/2042	38,745	39,246
4.50%, 02/01/2025 - 06/01/2026	48,254	49,260
5.00%, 04/01/2039 - 11/01/2039	625,492	653,589
5.50%, 10/01/2036 - 12/01/2041	485,981	522,116
6.00%, 08/01/2036 - 06/01/2041	647,085	715,140
6.50%, 05/01/2040	58,755	64,066
Government National Mortgage Association, Interest Only STRIPS 0.64% (D), 02/16/2053	269,774	5,035
Tennessee Valley Authority 5.88%, 04/01/2036	774,000	964,533
Uniform Mortgage-Backed Security 2.00%, TBA (G)	27,825,000	25,207,975
2.50%, TBA (G)	26,839,000	24,685,139
3.00%, TBA (G)	16,984,000	16,031,967
3.50%, TBA (G)	17,244,000	16,742,846
4.00%, TBA (G)	13,738,000	13,674,408

Total U.S. Government Agency Obligations (Cost $113,551,883)		110,709,262

U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury - 9.0%
U.S. Treasury Bond
1.25%, 05/15/2050	3,600,000	2,412,000
1.88%, 02/15/2051 - 11/15/2051	9,928,000	7,819,961
2.00%, 02/15/2050	1,799,000	1,458,385
2.25%, 08/15/2046	2,031,000	1,720,955
2.38%, 05/15/2051	1,090,000	963,969

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.50%, 02/15/2045 - 05/15/2046	$ 7,240,000	$ 6,436,169
2.75%, 08/15/2042 - 11/15/2047	3,376,900	3,166,091
2.88%, 08/15/2045 - 05/15/2049	2,261,600	2,177,727
3.00%, 05/15/2042 - 02/15/2049	2,313,400	2,285,781
3.13%, 02/15/2042 - 05/15/2048	6,300,600	6,278,293
3.63%, 02/15/2044	2,903,000	3,106,210
5.25%, 02/15/2029	1,098,000	1,253,436
U.S. Treasury Note 0.13%, 12/31/2022 - 05/31/2023	3,261,000	3,204,576
0.25%, 05/31/2025	4,184,000	3,859,903
0.25%, 08/31/2025 (B)	2,962,000	2,712,660
0.63%, 05/15/2030 - 08/15/2030	8,926,000	7,456,933
0.88%, 06/30/2026	848,200	779,980
1.13%, 02/15/2031	4,704,000	4,064,366
1.38%, 11/15/2031	2,338,000	2,044,654
1.50%, 08/15/2026 - 02/15/2030	7,775,100	7,199,761
1.63%, 02/15/2026 - 05/15/2031	11,213,600	10,208,336
1.63%, 05/15/2026 (B)	1,957,000	1,859,762
1.75%, 05/15/2023 (B)	500,000	497,832
1.88%, 02/15/2032	5,886,000	5,382,011
2.13%, 06/30/2022	1,121,000	1,123,656
2.25%, 11/15/2025 (B)	856,100	836,871
2.25%, 11/15/2027	3,750,500	3,617,181
2.38%, 01/31/2023	1,293,100	1,298,050
2.50%, 08/15/2023 - 05/15/2024	7,032,000	7,017,914
2.63%, 02/15/2029	653,500	640,813
2.88%, 05/15/2028 - 08/15/2028	7,246,300	7,212,430
3.13%, 11/15/2028	1,189,500	1,201,581

		111,298,247

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bond 0.25%, 02/15/2050	1,755,207	1,669,686
1.75%, 01/15/2028	1,015,403	1,136,289
2.50%, 01/15/2029	3,455,365	4,085,800
U.S. Treasury Inflation-Protected Indexed Note 0.13%, 07/15/2030	2,334,166	2,384,284
0.63%, 01/15/2024	4,879,298	5,092,958

		14,369,017

Total U.S. Government Obligations (Cost $135,590,034)		125,667,264

COMMERCIAL PAPER - 7.7%
Banks - 1.8%
Australia & New Zealand Banking Group Ltd. 0.98% (H), 06/10/2022	2,535,000	2,532,563
Bedford Row Funding Corp. 0.30% (H), 05/09/2022	3,288,000	3,287,563
Korea Development Bank 0.84% (H), 06/08/2022	2,760,000	2,757,547
Mackinac Funding Co. LLC 0.68% (H), 06/02/2022	4,200,000	4,196,672
Macquarie Bank Ltd. 0.68% (H), 06/06/2022	5,000,000	4,997,023

	Principal	Value

COMMERCIAL PAPER (continued)
Banks (continued)
Standard Chartered Bank 1.10% (H), 06/14/2022	$ 5,000,000	$ 4,994,416

		22,765,784

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC 0.39% (H), 05/02/2022	4,650,000	4,649,862

Consumer Finance - 0.4%
Toyota Motor Credit Corp. 1.02% (H), 07/14/2022	4,510,000	4,499,536

Diversified Financial Services - 4.2%
Atlantic Asset Securitization LLC 1.43% (H), 08/17/2022	2,500,000	2,489,588
CAFCO LLC 0.27% (H), 05/05/2022	3,631,000	3,630,756
Cancara Asset Securitisation LLC 0.95% (H), 07/05/2022	1,510,000	1,507,035
Chariot Funding LLC 1.30% (H), 07/28/2022	4,650,000	4,635,585
Fairway Finance Co. LLC 0.30% (H), 05/03/2022	3,250,000	3,249,869
Glencove Funding LLC 0.99% (H), 07/08/2022	3,250,000	3,243,156
LaFayette Asset Securitization LLC 0.71% (H), 06/02/2022	2,600,000	2,598,038
Lexington Parker Capital Co. LLC 0.53% (H), 05/16/2022	5,512,000	5,510,378
Liberty Street Funding LLC 1.00% (H), 07/01/2022	2,100,000	2,096,263
Old Line Funding LLC 0.53% (H), 05/24/2022	5,000,000	4,997,524
Ridgefield Funding Co. LLC 1.02% (H), 06/10/2022	5,000,000	4,994,995
Sheffield Receivables Co. LLC 1.02% (H), 06/08/2022	5,000,000	4,995,317
Starbird Funding Corp. 0.31% (H), 05/13/2022	3,100,000	3,099,303
Victory Receivables Corp. 0.56% (H), 05/05/2022	3,606,000	3,605,757
0.98% (H), 06/22/2022	450,000	449,312
1.07% (H), 07/11/2022	915,000	912,803

		52,015,679

Food Products - 0.4%
Britannia Funding Co. LLC 0.36% (H), 05/13/2022	5,000,000	4,998,857

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc. 0.92% (H), 06/16/2022	2,000,000	1,997,712

Software - 0.4%
Manhattan Asset Funding Co. LLC 1.07% (H), 08/02/2022	4,750,000	4,734,106

Total Commercial Paper (Cost $95,666,876)		95,661,536

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bill
0.19% (H), 05/05/2022	3,400,000	3,399,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.39% (H), 06/09/2022	$ 6,304,000	$ 6,301,131
0.51% (H), 06/30/2022	5,156,000	5,150,085

Total Short-Term U.S. Government Obligations (Cost $14,852,805)		14,851,189

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (H)	2,355,606	2,355,606

Total Other Investment Company (Cost $2,355,606)		2,355,606

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (H), dated 04/29/2022, to be repurchased at $12,739,863 on 05/02/2022. Collateralized by U.S. Government Obligations, 1.25% - 1.50%, due 09/30/2028 - 11/30/2028, and with a total value of $12,994,750.	$12,739,863	$ 12,739,863

Total Repurchase Agreement (Cost $12,739,863)		12,739,863

Total Investments (Cost $1,062,275,511)		1,336,902,319
Net Other Assets (Liabilities) - (7.9)%		(97,415,457)

Net Assets - 100.0%		$1,239,486,862

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	44	06/17/2022	$9,518,934	$9,080,500	$—	$(438,434)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$730,415,875	$—	$—	$730,415,875
Preferred Stocks	346,819	—	—	346,819
Asset-Backed Securities	—	32,816,131	—	32,816,131
Corporate Debt Securities	—	173,710,623	—	173,710,623
Foreign Government Obligations	—	4,885,858	—	4,885,858
Mortgage-Backed Securities	—	32,742,293	—	32,742,293
U.S. Government Agency Obligations	—	110,709,262	—	110,709,262
U.S. Government Obligations	—	125,667,264	—	125,667,264
Commercial Paper	—	95,661,536	—	95,661,536
Short-Term U.S. Government Obligations	—	14,851,189	—	14,851,189
Other Investment Company	2,355,606	—	—	2,355,606
Repurchase Agreement	—	12,739,863	—	12,739,863

Total Investments	$733,118,300	$603,784,019	$—	$1,336,902,319

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(438,434)	$—	$—	$(438,434)

Total Other Financial Instruments	$(438,434)	$—	$—	$(438,434)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,375,131, collateralized by cash collateral of $2,355,606 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,256,496. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $112,266,822, representing 9.1% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2022.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.0%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	$2,844,234	$2,672,769
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	9,979,617	9,281,605
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	4,521,219	4,185,090
Anchorage Capital CLO 11 Ltd. Series 2019-11A, Class AR, 3-Month LIBOR + 1.14%, 2.28% (B), 07/22/2032 (A)	12,300,000	12,209,620
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3-Month LIBOR + 1.14%, 2.18% (B), 07/15/2032 (A)	10,000,000	9,930,100
Apidos CLO XXXI Series 2019-31A, Class BR, 3-Month LIBOR + 1.55%, 2.59% (B), 04/15/2031 (A)	12,500,000	12,354,425
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	6,859,031	6,469,510
BXG Receivables Note Trust
Series 2017-A, Class A, 2.95%, 10/04/2032 (A)	2,794,344	2,741,644
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	6,331,749	5,948,887
CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 07/15/2060 (A)	5,983,273	5,574,348
CIFC Funding Ltd. Series 2015-2A, Class BR2, 3-Month LIBOR + 1.50%, 2.54% (B), 04/15/2030 (A)	16,300,000	16,181,173
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.15%, 0.82% (B), 03/25/2047	3,320,320	3,271,619
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	2,923,797	2,888,225
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	2,627,698	2,495,868
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	2,452,519	2,332,232
DT Auto Owner Trust Series 2020-1A, Class B, 2.16%, 05/15/2024 (A)	257,038	257,085
Halcyon Loan Advisors Funding Ltd. Series 2015-1A, Class B1R, 3-Month LIBOR + 1.55%, 2.61% (B), 04/20/2027 (A)	3,259,155	3,254,719
Hilton Grand Vacations Trust
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	4,242,823	4,109,974
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	3,472,802	3,377,254
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	3,806,983	3,805,693

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	$ 3,405,252	$ 3,264,172
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	4,000,298	3,820,886
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	5,000,542	4,662,459
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	4,083,256	3,998,516
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1, 1.03%, 12/16/2052 (A)	20,000,000	19,698,922
Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (A)	19,567,000	19,084,914
Series 2020-T1, Class CT1, 2.27%, 08/15/2053 (A)	1,780,000	1,733,104
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (A)	15,000,000	14,528,896
Series 2020-T3, Class AT3, 1.32%, 10/15/2052 (A)	8,000,000	7,989,354
Series 2020-T3, Class BT3, 1.57%, 10/15/2052 (A)	1,000,000	999,329
Series 2020-T3, Class DT3, 2.46%, 10/15/2052 (A)	1,000,000	1,000,474
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (A)	13,825,916	13,765,902
Orange Lake Timeshare Trust
Series 2015-AA, Class A, 2.88%, 09/08/2027 (A)	1,018,532	1,018,681
Series 2016-A, Class A, 2.61%, 03/08/2029 (A)	2,610,236	2,607,991
Series 2018-A, Class C, 3.74%, 11/08/2030 (A)	1,780,942	1,769,710
Series 2019-A, Class C, 3.61%, 04/09/2038 (A)	3,542,667	3,450,528
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 2.84% (B), 10/22/2030 (A)	6,000,000	5,949,210
PennantPark CLO III Ltd. Series 2021-3A, Class A1, 3-Month LIBOR + 1.62%, 2.76% (B), 10/22/2032 (A)	15,000,000	14,840,205
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 09/20/2035 (A)	1,509,617	1,514,777
Series 2018-3A, Class D, 5.20%, 09/20/2035 (A)	1,475,651	1,477,759
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	3,428,837	3,253,467
Series 2020-2A, Class C, 3.51%, 07/20/2037 (A)	3,000,233	2,926,834
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	7,270,277	6,828,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (A)	$ 4,366,667	$ 4,328,080
TICP CLO III Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 2.41% (B), 04/20/2028 (A)	10,000,000	10,004,500
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50% (B), 10/25/2056 (A)	1,939,962	1,936,052
Series 2017-2, Class A1, 2.75% (B), 04/25/2057 (A)	1,304,416	1,301,199
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	2,902,485	2,896,649
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	4,152,001	4,084,565
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	6,956,612	6,845,768
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	3,970,458	3,925,984
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	10,949,828	10,884,767
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	4,223,596	4,190,423
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	8,756,257	8,513,697
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	11,823,344	10,974,986
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	7,270,000	6,879,921
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (A)	6,554,749	6,411,629
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (A)	1,820,110	1,792,988
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 2.61% (B), 07/20/2029 (A)	10,000,000	9,892,550
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 2.56% (B), 04/20/2028 (A)	15,000,000	14,919,600
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 2.68% (B), 10/20/2029 (A)	15,000,000	14,882,265

Total Asset-Backed Securities (Cost $387,521,993)		378,191,810

CORPORATE DEBT SECURITIES - 63.3%
Aerospace & Defense - 1.0%
Boeing Co. 1.43%, 02/04/2024	6,940,000	6,670,293
1.95%, 02/01/2024	8,089,000	7,852,291
Huntington Ingalls Industries, Inc. 0.67%, 08/16/2023 (A)	9,907,000	9,584,020

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Harris Technologies, Inc. 3.85%, 06/15/2023	$ 9,968,000	$ 10,051,213

		34,157,817

Air Freight & Logistics - 0.2%
GXO Logistics, Inc. 1.65%, 07/15/2026 (A)	8,902,000	7,881,077

Airlines - 1.0%
American Airlines Pass-Through Trust 4.38%, 04/01/2024	2,821,036	2,815,128
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	5,043,000	4,965,714
Delta Air Lines, Inc. 3.80%, 04/19/2023	9,957,000	9,944,056
Southwest Airlines Co. 5.25%, 05/04/2025	13,145,000	13,595,397
US Airways Pass-Through Trust 3.95%, 05/15/2027	3,898,526	3,691,132

		35,011,427

Auto Components - 1.1%
Aptiv PLC / Aptiv Corp. 2.40%, 02/18/2025	6,979,000	6,714,381
BorgWarner, Inc. 5.00%, 10/01/2025 (A)	20,550,000	21,082,547
Clarios Global LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	10,304,000	10,407,040

		38,203,968

Banks - 15.8%
AIB Group PLC 4.75%, 10/12/2023 (A)	6,849,000	6,908,564
Banco Santander SA
Fixed until 06/30/2023, 0.70% (B), 06/30/2024	10,600,000	10,250,233
3.85%, 04/12/2023	4,600,000	4,641,017
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,797,167
Bank of America Corp.
3-Month SOFR + 1.05%, 1.20% (B), 02/04/2028	11,965,000	11,792,212
3-Month SOFR + 0.97%, 1.25% (B), 07/22/2027	10,966,000	10,833,918
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	13,976,000	13,944,881
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	19,940,000	19,955,846
Banque Federative du Credit Mutuel SA 0.65%, 02/27/2024 (A)	8,117,000	7,720,585
2.13%, 11/21/2022 (A)	4,991,000	4,984,675
Barclays PLC
3-Month LIBOR + 1.38%, 1.84% (B), 05/16/2024	13,510,000	13,595,098
5.20%, 05/12/2026	10,825,000	10,960,962
BNP Paribas SA Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	11,788,000	11,004,025

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
3-Month SOFR + 0.57%, 0.85% (B), 01/14/2025 (A)	$ 11,000,000	$ 10,925,934
5.15%, 07/21/2024 (A)	11,364,000	11,554,731
Canadian Imperial Bank of Commerce 0.45%, 06/22/2023	10,895,000	10,606,506
Fixed until 07/22/2022, 2.61% (B), 07/22/2023	4,425,000	4,422,493
Citigroup, Inc.
3-Month SOFR + 0.69%, 0.97% (B), 01/25/2026	18,049,000	17,774,308
3-Month LIBOR + 1.02%, 1.55% (B), 06/01/2024	14,675,000	14,727,814
Commerzbank AG 8.13%, 09/19/2023 (A)	8,000,000	8,328,452
Cooperatieve Rabobank UA 2.63%, 07/22/2024 (A) (C)	8,117,000	7,955,430
Credit Agricole SA 4.38%, 03/17/2025 (A)	7,474,000	7,453,671
Credit Suisse AG
3-Month SOFR + 0.39%, 0.67% (B), 02/02/2024	16,749,000	16,628,426
3.63%, 09/09/2024	5,630,000	5,620,980
6.50%, 08/08/2023 (A)	4,434,000	4,544,850
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,297,952
1.23%, 06/22/2024 (A) (C)	10,000,000	9,441,226
Fifth Third Bancorp 3.65%, 01/25/2024	10,000,000	10,030,229
First-Citizens Bank & Trust Co. Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,497,821
Goldman Sachs Group, Inc. Fixed until 03/08/2023, 0.67% (B), 03/08/2024	14,955,000	14,588,458
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024	11,000,000	10,589,341
3-Month LIBOR + 1.00%, 1.49% (B), 05/18/2024	10,000,000	10,013,744
Intesa Sanpaolo SpA 3.25%, 09/23/2024 (A)	8,929,000	8,750,602
3.38%, 01/12/2023 (A)	5,000,000	4,996,807
JPMorgan Chase & Co.
3-Month SOFR + 0.58%, 0.86% (B), 03/16/2024	10,000,000	9,965,450
3-Month SOFR + 0.89%, 1.16% (B), 04/22/2027 (C)	14,954,000	14,623,965
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	7,853,000	7,889,821
7.75%, 07/15/2025	5,982,000	6,647,471
Lloyds Banking Group PLC
Fixed until 05/11/2023, 0.70% (B), 05/11/2024	10,000,000	9,706,620
4.50%, 11/04/2024	8,718,000	8,793,659
Morgan Stanley Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,876,207

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC 6.00%, 12/19/2023	$ 10,118,000	$ 10,393,632
6.13%, 12/15/2022	4,985,000	5,070,654
Nordea Bank Abp 1.00%, 06/09/2023 (A) (C)	8,797,000	8,608,660
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	7,811,000	7,887,321
Santander UK Group Holdings PLC 4.75%, 09/15/2025 (A)	1,913,000	1,913,971
Santander UK PLC 5.00%, 11/07/2023 (A)	8,117,000	8,244,437
Skandinaviska Enskilda Banken AB 0.65%, 09/09/2024 (A)	22,000,000	20,619,791
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	10,220,000	10,121,829
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,147,987
Toronto-Dominion Bank 2.35%, 03/08/2024	17,945,000	17,684,155
Truist Bank 3-Month SOFR + 0.73%, 0.99% (B), 03/09/2023	7,250,000	7,265,660
UniCredit SpA Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,576,867
US Bancorp 2.40%, 07/30/2024	9,070,000	8,918,008
Wells Fargo & Co.
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	8,660,000	8,321,259
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,754,382

		540,170,764

Beverages - 0.5%
Keurig Dr. Pepper, Inc. 0.75%, 03/15/2024	15,849,000	15,118,006
4.42%, 05/25/2025	1,360,000	1,389,758

		16,507,764

Biotechnology - 0.5%
AbbVie, Inc. 3.80%, 03/15/2025	8,090,000	8,101,096
Gilead Sciences, Inc. 0.75%, 09/29/2023	8,908,000	8,620,349

		16,721,445

Building Products - 0.4%
Carlisle Cos., Inc. 0.55%, 09/01/2023	6,980,000	6,741,319
Owens Corning 4.20%, 12/01/2024	8,091,000	8,177,682

		14,919,001

Capital Markets - 2.7%
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	4,870,000	4,802,482
4.50%, 04/01/2025	14,000,000	13,724,213

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3-Month SOFR + 0.58%, 0.83% (B), 03/08/2024	$ 16,824,000	$ 16,685,573
3-Month SOFR + 1.12%, 1.34% (B), 02/24/2028	15,000,000	14,732,190
Macquarie Group Ltd.
3-Month SOFR + 0.71%, 0.99% (B), 10/14/2025 (A)	11,965,000	11,879,739
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	10,783,844
Morgan Stanley
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,932,452
4.10%, 05/22/2023	14,873,000	15,039,750
UBS Group AG Fixed until 07/30/2023, 1.01% (B), 07/30/2024 (A)	2,435,000	2,364,526

		93,944,769

Chemicals - 1.2%
DuPont de Nemours, Inc. 4.21%, 11/15/2023	20,112,000	20,400,357
International Flavors & Fragrances, Inc. 0.70%, 09/15/2022 (A)	4,322,000	4,297,057
LYB International Finance III LLC 1.25%, 10/01/2025	3,968,000	3,640,098
Syngenta Finance NV 4.44%, 04/24/2023 (A)	10,000,000	10,069,126
Westlake Corp. 0.88%, 08/15/2024	3,953,000	3,763,204

		42,169,842

Commercial Services & Supplies - 0.8%
Ashtead Capital, Inc. 1.50%, 08/12/2026 (A)	7,199,000	6,409,259
Triton Container International Ltd. 0.80%, 08/01/2023 (A)	21,712,000	20,905,357

		27,314,616

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	10,889,000	10,867,549

Construction Materials - 0.8%
CRH America, Inc. 3.88%, 05/18/2025 (A)	8,117,000	8,166,511
Martin Marietta Materials, Inc. 0.65%, 07/15/2023	19,809,000	19,310,559

		27,477,070

Consumer Finance - 3.9%
Ally Financial, Inc. 5.75%, 11/20/2025	16,948,000	17,372,548
American Express Co. 3.38%, 05/03/2024 (A)	20,936,000	20,926,945
American Honda Finance Corp. 0.88%, 07/07/2023	11,959,000	11,711,445
Daimler Finance North America LLC 0.75%, 03/01/2024 (A)	13,548,000	12,967,442

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC 2.70%, 08/10/2026	$ 2,006,000	$ 1,788,309
3.37%, 11/17/2023	5,000,000	4,925,000
3.38%, 11/13/2025	7,233,000	6,817,573
General Motors Financial Co., Inc.
3-Month SOFR + 0.76%, 1.01% (B), 03/08/2024	14,954,000	14,849,149
2.75%, 06/20/2025	8,094,000	7,760,447
Hyundai Capital America 0.80%, 04/03/2023 - 01/08/2024 (A)	24,933,000	24,124,494
Nissan Motor Acceptance Co. LLC 1.13%, 09/16/2024 (A) (C)	12,140,000	11,286,972

		134,530,324

Containers & Packaging - 1.0%
Avery Dennison Corp. 0.85%, 08/15/2024	12,139,000	11,441,890
Berry Global, Inc. 0.95%, 02/15/2024	4,469,000	4,264,968
1.57%, 01/15/2026	4,046,000	3,683,630
4.88%, 07/15/2026 (A)	8,091,000	8,041,240
Sonoco Products Co. 1.80%, 02/01/2025	8,699,000	8,257,869

		35,689,597

Diversified Consumer Services - 0.5%
Nationwide Building Society
3-Month SOFR + 1.29%, 1.49% (B), 02/16/2028 (A)	11,439,000	11,257,059
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	6,824,290

		18,081,349

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65%, 10/29/2024	12,048,000	11,227,271
3.30%, 01/23/2023	6,030,000	6,028,283
AIG Global Funding 0.65%, 06/17/2024 (A)	8,902,000	8,382,670
Aviation Capital Group LLC 1.95%, 01/30/2026 (A)	1,813,000	1,620,786
4.38%, 01/30/2024 (A)	6,424,000	6,412,225
5.50%, 12/15/2024 (A)	8,793,000	8,928,785
Element Fleet Management Corp. 1.60%, 04/06/2024 (A) (C)	2,434,000	2,338,270
3.85%, 06/15/2025 (A) (C)	7,068,000	7,024,547
Jackson Financial, Inc. 1.13%, 11/22/2023 (A) (C)	8,360,000	8,067,623

		60,030,460

Diversified Telecommunication Services - 1.0%
AT&T, Inc. 3-Month SOFR + 0.64%, 0.92% (B), 03/25/2024	6,928,000	6,921,356
Lumen Technologies, Inc. 5.13%, 12/15/2026 (A)	10,388,000	9,349,200
Verizon Communications, Inc. 3-Month SOFR + 0.79%, 1.07% (B), 03/20/2026	16,946,000	16,889,346

		33,159,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.1%
American Electric Power Co., Inc. 0.75%, 11/01/2023	$ 9,842,000	$ 9,461,204
Enel Finance International NV 2.65%, 09/10/2024 (A)	14,611,000	14,256,434
Entergy Louisiana LLC 0.95%, 10/01/2024	14,957,000	14,111,839
Evergy, Inc. 2.45%, 09/15/2024	9,388,000	9,088,908
Georgia Power Co. 2.10%, 07/30/2023	7,441,000	7,360,005
Metropolitan Edison Co. 3.50%, 03/15/2023 (A)	12,044,000	12,065,560
NextEra Energy Capital Holdings, Inc. 3-Month SOFR + 0.54%, 0.77% (B), 03/01/2023	9,635,000	9,623,598
Oncor Electric Delivery Co. LLC 2.75%, 06/01/2024	10,771,000	10,655,469
Pacific Gas & Electric Co. 1.75%, 06/16/2022	8,781,000	8,775,026
Southern Co. 0.60%, 02/26/2024	9,968,000	9,502,011

		104,900,054

Electrical Equipment - 0.7%
Siemens Financieringsmaatschappij NV
3-Month SOFR + 0.43%, 0.69% (B), 03/11/2024 (A)	10,000,000	10,009,843
3.13%, 03/16/2024 (A)	12,500,000	12,481,208

		22,491,051

Equity Real Estate Investment Trusts - 2.5%
American Tower Corp. 3.00%, 06/15/2023	17,032,000	17,012,112
HAT Holdings I LLC / HAT Holdings II LLC 3.38%, 06/15/2026 (A)	11,215,000	10,301,314
National Retail Properties, Inc. 3.60%, 12/15/2026	7,606,000	7,447,351
Office Properties Income Trust 2.65%, 06/15/2026	8,092,000	7,251,799
Realty Income Corp. 4.60%, 02/06/2024	23,370,000	23,820,705
Simon Property Group LP 3-Month SOFR + 0.43%, 0.71% (B), 01/11/2024	9,776,000	9,751,133
Ventas Realty LP 3.25%, 10/15/2026	8,903,000	8,637,281

		84,221,695

Food & Staples Retailing - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP 3.50%, 02/15/2023 (A)	3,984,000	3,973,642

Food Products - 0.1%
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	2,917,000	2,713,484

Health Care Equipment & Supplies - 0.6%
Becton Dickinson & Co. 3-Month LIBOR + 1.03%, 1.61% (B), 06/06/2022	1,507,000	1,507,017

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL 2.05%, 11/15/2022	$ 10,888,000	$ 10,884,920
Stryker Corp. 0.60%, 12/01/2023	8,974,000	8,632,976

		21,024,913

Health Care Providers & Services - 1.2%
Cigna Corp. 0.61%, 03/15/2024	4,941,000	4,710,431
3-Month LIBOR + 0.89%, 1.93% (B), 07/15/2023	12,689,000	12,757,927
CVS Health Corp. 2.63%, 08/15/2024	4,979,000	4,897,737
HCA, Inc. 5.00%, 03/15/2024	12,128,000	12,427,040
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	8,084,000	7,858,388

		42,651,523

Hotels, Restaurants & Leisure - 1.1%
GLP Capital LP / GLP Financing II, Inc. 3.35%, 09/01/2024	3,636,000	3,577,659
Hyatt Hotels Corp. 1.30%, 10/01/2023	5,666,000	5,506,753
Las Vegas Sands Corp. 3.20%, 08/08/2024	7,276,000	6,990,442
Magallanes, Inc. 3.43%, 03/15/2024 (A)	21,892,000	21,754,571

		37,829,425

Household Durables - 0.6%
Lennar Corp. 5.88%, 11/15/2024	17,738,000	18,420,983
Newell Brands, Inc. 4.10%, 04/01/2023	2,235,000	2,232,005

		20,652,988

Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	14,369,000	14,289,738
Athene Global Funding 1.20%, 10/13/2023 (A)	9,881,000	9,562,960
Brighthouse Financial Global Funding 1.00%, 04/12/2024 (A)	12,138,000	11,559,784
Brown & Brown, Inc. 4.20%, 09/15/2024	9,820,000	9,902,097
Corebridge Financial, Inc. 3.50%, 04/04/2025 (A)	21,248,000	21,009,953
Five Corners Funding Trust 4.42%, 11/15/2023 (A)	7,131,000	7,225,549
GA Global Funding Trust 0.80%, 09/13/2024 (A)	18,547,000	17,280,973
Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	8,778,000	8,884,456
Security Benefit Global Funding 1.25%, 05/17/2024 (A)	8,092,000	7,669,900

		107,385,410

IT Services - 0.7%
DXC Technology Co. 1.80%, 09/15/2026	5,398,000	4,828,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Fidelity National Information Services, Inc. 0.38%, 03/01/2023 (C)	$ 8,789,000	$ 8,626,731
Fiserv, Inc. 2.75%, 07/01/2024	10,943,000	10,779,409

		24,234,396

Leisure Products - 0.3%
Brunswick Corp. 0.85%, 08/18/2024	12,062,000	11,266,802

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	12,133,000	12,354,558
Discovery Communications LLC 2.95%, 03/20/2023	6,297,000	6,295,298
DISH DBS Corp. 5.00%, 03/15/2023	10,484,000	10,386,289
Paramount Global 4.75%, 05/15/2025	1,609,000	1,649,459

		30,685,604

Metals & Mining - 1.0%
Constellium SE 5.88%, 02/15/2026 (A)	10,457,000	10,354,103
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	12,178,000	12,206,740
4.55%, 11/14/2024	4,114,000	4,165,425
Glencore Funding LLC 3.00%, 10/27/2022 (A) (C)	6,974,000	6,988,506

		33,714,774

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 3.75%, 12/31/2024 (A)	3,490,000	3,359,125

Multi-Utilities - 1.3%
Black Hills Corp. 1.04%, 08/23/2024	7,262,000	6,868,409
4.25%, 11/30/2023 (C)	9,898,000	10,020,824
Dominion Energy, Inc. 2.45%, 01/15/2023 (A)	7,820,000	7,801,069
DTE Energy Co. 2.53%, 10/01/2024	8,174,000	7,968,282
NiSource, Inc. 0.95%, 08/15/2025	12,136,000	11,012,000

		43,670,584

Oil, Gas & Consumable Fuels - 3.6%
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024	10,018,000	10,532,083
Continental Resources, Inc. 2.27%, 11/15/2026 (A)	7,280,000	6,650,498
DCP Midstream Operating LP 5.38%, 07/15/2025	16,350,000	16,431,750
Energy Transfer LP 4.20%, 09/15/2023	4,042,000	4,082,720
Eni SpA 4.00%, 09/12/2023 (A)	8,629,000	8,685,972
Kinder Morgan Energy Partners LP 4.30%, 05/01/2024	13,267,000	13,423,029

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP 3.50%, 12/01/2022	$ 8,683,000	$ 8,725,397
4.88%, 12/01/2024	4,595,000	4,684,977
Phillips 66 3.85%, 04/09/2025	8,940,000	9,001,813
Plains All American Pipeline LP / PAA Finance Corp. 3.60%, 11/01/2024	1,274,000	1,259,248
3.85%, 10/15/2023	6,324,000	6,340,680
4.65%, 10/15/2025	4,851,000	4,901,504
SA Global Sukuk Ltd. 0.95%, 06/17/2024 (A)	3,000,000	2,838,750
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	17,281,000	17,554,679
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (A)	1,737,000	1,687,603
Williams Cos., Inc. 4.55%, 06/24/2024	6,466,000	6,554,348

		123,355,051

Personal Products - 0.6%
GSK Consumer Healthcare Capital UK PLC 3.13%, 03/24/2025 (A)	19,440,000	19,069,157

Pharmaceuticals - 1.2%
Bayer US Finance II LLC 3.88%, 12/15/2023 (A)	8,117,000	8,183,631
Royalty Pharma PLC 0.75%, 09/02/2023	9,188,000	8,894,401
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/2023	15,000,000	15,237,143
Viatris, Inc. 1.13%, 06/22/2022	4,078,000	4,072,635
1.65%, 06/22/2025	4,045,000	3,712,973

		40,100,783

Professional Services - 0.2%
Equifax, Inc. 2.60%, 12/01/2024	6,652,000	6,481,388

Road & Rail - 0.6%
Avolon Holdings Funding Ltd. 5.50%, 01/15/2023 (A)	6,127,000	6,166,549
Canadian Pacific Railway Co. 1.35%, 12/02/2024	10,978,000	10,401,458
Union Pacific Corp. 3.50%, 06/08/2023	4,457,000	4,489,112

		21,057,119

Semiconductors & Semiconductor Equipment - 1.6%
KLA Corp. 4.65%, 11/01/2024	14,086,000	14,435,950
Microchip Technology, Inc. 0.97%, 02/15/2024	8,902,000	8,486,543
0.98%, 09/01/2024 (A)	8,324,000	7,812,446
NXP BV / NXP Funding LLC 4.63%, 06/01/2023 (A)	10,000,000	10,117,561
QUALCOMM, Inc. 2.60%, 01/30/2023	5,815,000	5,819,215

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. 0.90%, 06/01/2023	$ 6,931,000	$ 6,758,801

		53,430,516

Software - 1.2%
Infor, Inc. 1.45%, 07/15/2023 (A)	11,692,000	11,415,080
1.75%, 07/15/2025 (A)	7,984,000	7,440,530
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024	14,954,000	14,883,758
VMware, Inc. 0.60%, 08/15/2023	6,978,000	6,753,261

		40,492,629

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	9,113,000	8,784,234
4.45%, 10/02/2023	4,984,000	5,058,142

		13,842,376

Tobacco - 0.5%
BAT Capital Corp. 3.22%, 08/15/2024	5,327,000	5,255,144
BAT International Finance PLC 1.67%, 03/25/2026	12,133,000	10,892,120

		16,147,264

Trading Companies & Distributors - 0.5%
Air Lease Corp. 2.25%, 01/15/2023	15,548,000	15,485,191

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp. 3.45%, 07/01/2024 (A)	6,466,000	6,406,224

Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95%, 03/15/2025 (A)	18,227,000	17,781,722
Sprint Corp. 7.88%, 09/15/2023	2,975,000	3,105,156
T-Mobile USA, Inc. 3.50%, 04/15/2025	8,354,000	8,249,191

		29,136,069

Total Corporate Debt Securities (Cost $2,241,067,866)		2,166,617,978

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,175,000	2,199,986

Total Foreign Government Obligation (Cost $2,171,872)		2,199,986

LOAN ASSIGNMENT - 0.3%
Commercial Services & Supplies - 0.3%
Spin Holdco, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (B), 03/04/2028	9,900,000	9,845,194

Total Loan Assignment (Cost $9,837,638)		9,845,194

	Principal	Value
MORTGAGE-BACKED SECURITIES - 17.7%
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	$ 3,000,000	$ 2,924,153
Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	10,900,000	10,516,669
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 1.74% (B), 09/15/2034 (A)	16,000,000	15,759,264
AOA Mortgage Trust Series 2021-1177, Class C, 1-Month LIBOR + 1.42%, 1.98% (B), 10/15/2038 (A)	9,300,000	9,033,818
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.95% (B), 04/15/2035 (A)	18,800,000	18,224,649
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.65% (B), 04/15/2035 (A)	10,520,000	10,153,659
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 2.35% (B), 09/15/2032 (A)	5,000,000	4,836,977
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.75% (B), 08/15/2036 (A)	15,300,000	15,026,632
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 2.25% (B), 08/15/2036 (A)	15,254,000	14,944,258
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 3.05% (B), 08/15/2036 (A)	5,000,000	4,867,802
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.68% (B), 03/15/2037 (A)	16,015,000	15,084,199
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.99% (B), 03/15/2037 (A)	15,000,000	13,587,983
BHMS Mortgage Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.45% (B), 07/15/2035 (A)	14,900,000	14,414,439
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 2.00% (B), 10/15/2036 (A)	10,200,000	10,097,670
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 1.95% (B), 10/15/2037 (A)	4,592,327	4,494,874
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 1.65% (B), 09/15/2036 (A)	11,700,000	11,300,665
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.77% (B), 05/15/2035 (A)	5,480,000	5,363,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 2.32% (B), 05/15/2035 (A)	$ 6,250,000	$ 6,093,369
Series 2021-ARIA, Class C,
1-Month LIBOR + 1.65%, 2.20% (B), 10/15/2036 (A)	13,000,000	12,641,925
Series 2021-MFM1, Class B,
1-Month LIBOR + 0.95%, 1.50% (B), 01/15/2034 (A)	6,500,000	6,304,609
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 1.75% (B), 01/15/2034 (A)	4,000,000	3,876,148
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.55% (B), 11/15/2034 (A)	11,825,000	11,052,538
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 2.30% (B), 12/15/2037 (A)	9,760,000	9,583,217
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 2.30% (B), 07/15/2030 (A)	10,000,000	9,979,566
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 2.80% (B), 11/15/2036 (A)	17,400,000	17,225,448
CIM Trust Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	15,403,895	14,278,417
Citigroup Mortgage Loan Trust Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	1,466,454	1,416,701
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	4,090,230	4,050,217
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 2.23% (B), 11/15/2038 (A)	14,650,000	14,099,680
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 1.85% (B), 12/15/2031 (A)	12,312,000	11,879,006
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	12,475,418	11,270,117
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	7,194,406	6,919,331
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	13,591,982	12,692,451
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 1.41% (B), 06/15/2034 (A)	12,500,000	12,264,855
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.56% (B), 06/15/2034 (A)	2,500,000	2,450,431

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust Series 2018-GLKS, Class D, 1-Month LIBOR + 2.40%, 2.95% (B), 12/19/2030 (A)	$ 10,000,000	$ 9,749,032
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	15,000,000	14,488,023
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month LIBOR + 1.63%, 2.19% (B), 12/15/2036 (A)	9,960,000	9,685,245
GS Mortgage Securities Trust Series 2013-G1, Class A1, 2.06%, 04/10/2031 (A)	954,781	953,530
Hilton Orlando Trust Series 2018-ORL, Class C, 1-Month LIBOR + 1.45%, 2.00% (B), 12/15/2034 (A)	14,000,000	13,613,797
HPLY Trust Series 2019-HIT, Class C, 1-Month LIBOR + 1.60%, 2.15% (B), 11/15/2036 (A)	6,750,348	6,564,153
JPMorgan Chase Commercial Mortgage Securities Trust 1.00%, 04/15/2037 (A) (D)	10,000,000	9,620,587
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.95%, 2.50% (B), 11/15/2036 (A)	10,730,000	10,492,024
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	5,132,513	5,051,793
MFA Trust Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	4,218,154	3,968,811
MHP
Series 2021-STOR, Class C,
1-Month LIBOR + 1.05%, 1.60% (B), 07/15/2038 (A)	3,000,000	2,913,456
Series 2021-STOR, Class D,
1-Month LIBOR + 1.35%, 1.90% (B), 07/15/2038 (A)	5,000,000	4,849,750
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.75% (B), 11/15/2034 (A)	15,700,000	15,441,259
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.95% (B), 07/15/2035 (A)	10,850,000	10,551,117
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.65% (B), 05/15/2036 (A)	6,720,000	6,543,002
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (B), 12/15/2036 (A)	7,000,000	6,882,720
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (B), 12/15/2036 (A)	5,200,000	5,102,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	$ 3,292,615	$ 3,076,303
Motel Trust Series 2021-MTL6, Class C, 1-Month LIBOR + 1.50%, 2.05% (B), 09/15/2038 (A)	2,018,898	1,984,782
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.73% (B), 10/15/2037 (A)	11,780,000	11,499,088
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 2.20% (B), 10/15/2037 (A)	9,220,000	8,977,976
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	1,150,984	1,128,457
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	1,446,691	1,420,247
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	2,371,898	2,313,952
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	4,118,588	4,066,864
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	2,366,177	2,317,424
Series 2017-5A, Class A1, 1-Month LIBOR + 1.50%, 2.17% (B), 06/25/2057 (A)	2,511,618	2,531,111
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	2,736,975	2,685,293
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	3,971,165	3,958,625
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	2,482,011	2,471,509
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	5,013,516	4,978,339
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	5,914,192	5,776,424
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	5,056,002	4,956,884
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	6,388,066	6,283,856
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	10,695,127	10,576,822
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 0.64% (B), 12/20/2036 (A)	1,206,313	1,204,166
SFO Commercial Mortgage Trust Series 2021-555, Class D, 1-Month LIBOR + 2.40%, 2.95% (B), 05/15/2038 (A)	9,900,000	9,478,790
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.65%, 2.10% (B), 11/11/2034 (A)	12,151,204	11,897,297

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	$ 5,875,445	$ 5,745,468
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	11,240,139	10,694,965

Total Mortgage-Backed Securities (Cost $626,413,617)		605,204,987

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 2.02% (B), 08/01/2037	292,298	291,793
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K027, Class A2, 2.64%, 01/25/2023	25,000,000	25,066,307

Total U.S. Government Agency Obligations (Cost $25,602,061)		25,358,100

U.S. GOVERNMENT OBLIGATIONS - 6.6%
U.S. Treasury - 6.6%
U.S. Treasury Note
1.50%, 02/15/2025	89,900,000	86,591,961
2.63%, 04/15/2025	141,504,000	140,564,272

Total U.S. Government Obligations (Cost $229,911,442)		227,156,233

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (E)	4,373,158	4,373,158

Total Other Investment Company (Cost $4,373,158)		4,373,158

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (E), dated 04/29/2022, to be repurchased at $30,886,173 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $31,503,931.	$30,886,173	30,886,173

Total Repurchase Agreement (Cost $30,886,173)		30,886,173

Total Investments (Cost $3,557,785,820)		3,449,833,619
Net Other Assets (Liabilities) - (0.7)%		(23,849,472)

Net Assets - 100.0%		$3,425,984,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	1,045	06/30/2022	$222,458,023	$220,299,062	$—	$(2,158,961)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(613)	06/30/2022	$(72,045,356)	$(69,067,859)	$2,977,497	$—

Total Futures Contracts					$2,977,497	$(2,158,961)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$378,191,810	$—	$378,191,810
Corporate Debt Securities	—	2,166,617,978	—	2,166,617,978
Foreign Government Obligation	—	2,199,986	—	2,199,986
Loan Assignment	—	9,845,194	—	9,845,194
Mortgage-Backed Securities	—	605,204,987	—	605,204,987
U.S. Government Agency Obligations	—	25,358,100	—	25,358,100
U.S. Government Obligations	—	227,156,233	—	227,156,233
Other Investment Company	4,373,158	—	—	4,373,158
Repurchase Agreement	—	30,886,173	—	30,886,173

Total Investments	$4,373,158	$3,445,460,461	$—	$3,449,833,619

Other Financial Instruments
Futures Contracts (G)	$2,977,497	$—	$—	$2,977,497

Total Other Financial Instruments	$2,977,497	$—	$—	$2,977,497

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(2,158,961)	$—	$—	$(2,158,961)

Total Other Financial Instruments	$(2,158,961)	$—	$—	$(2,158,961)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $1,729,719,078, representing 50.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,490,668, collateralized by cash collateral of $4,373,158 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,315,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Rates disclosed reflect the yields at April 30, 2022.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.6%
Kratos Defense & Security Solutions, Inc. (A)	114,473	$1,736,555
Mercury Systems, Inc. (A)	46,906	2,616,886

		4,353,441

Banks - 6.5%
Banc of California, Inc.	104,985	1,893,930
Cadence Bank	147,670	3,697,657
Home BancShares, Inc.	168,363	3,640,008
Triumph Bancorp, Inc. (A)	24,160	1,677,670

		10,909,265

Biotechnology - 1.7%
Avid Bioservices, Inc. (A)	210,784	2,837,153

Building Products - 1.4%
AZEK Co., Inc. (A)	114,060	2,422,634

Chemicals - 1.5%
Quaker Chemical Corp.	16,082	2,616,702

Containers & Packaging - 1.0%
Ranpak Holdings Corp. (A)	112,193	1,691,870

Electronic Equipment, Instruments & Components - 0.7%
nLight, Inc. (A)	95,110	1,250,697

Food & Staples Retailing - 3.7%
Grocery Outlet Holding Corp. (A)	184,439	6,210,061

Health Care Equipment & Supplies - 10.8%
BioLife Solutions, Inc. (A)	50,230	636,414
CONMED Corp.	33,035	4,392,334
Heska Corp. (A) (B)	13,960	1,533,366
LeMaitre Vascular, Inc.	79,923	3,453,473
Mesa Laboratories, Inc. (B)	23,610	5,043,804
Neogen Corp. (A)	115,353	3,045,319

		18,104,710

Health Care Providers & Services - 2.9%
Amedisys, Inc. (A)	11,780	1,503,717
LHC Group, Inc. (A)	19,921	3,303,898

		4,807,615

Health Care Technology - 5.7%
Omnicell, Inc. (A)	38,350	4,186,670
Simulations Plus, Inc. (B)	114,643	5,349,242

		9,535,912

Hotels, Restaurants & Leisure - 3.1%
Texas Roadhouse, Inc.	64,015	5,270,355

Household Durables - 2.2%
Skyline Champion Corp. (A)	32,970	1,682,789
TopBuild Corp. (A)	11,173	2,023,877

		3,706,666

IT Services - 12.3%
Endava PLC, ADR (A)	33,378	3,357,827
Evo Payments, Inc., Class A (A)	239,705	5,400,554
Repay Holdings Corp. (A) (B)	281,475	3,766,135
WNS Holdings Ltd., ADR (A)	105,000	8,228,850

		20,753,366

Leisure Products - 1.2%
YETI Holdings, Inc. (A)	42,121	2,058,453

Life Sciences Tools & Services - 6.9%
Medpace Holdings, Inc. (A)	43,069	5,752,726
NeoGenomics, Inc. (A)	105,488	996,862

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Repligen Corp. (A)	31,198	$ 4,905,574

		11,655,162

Machinery - 1.4%
Chart Industries, Inc. (A) (B)	14,349	2,422,398

Media - 0.8%
Cardlytics, Inc. (A) (B)	41,543	1,417,863

Oil, Gas & Consumable Fuels - 4.0%
Brigham Minerals, Inc., Class A	137,490	3,407,002
Earthstone Energy, Inc., Class A (A) (B)	241,893	3,263,137

		6,670,139

Personal Products - 3.0%
elf Beauty, Inc. (A)	205,428	4,998,063

Road & Rail - 2.5%
Saia, Inc. (A)	20,400	4,201,584

Semiconductors & Semiconductor Equipment - 1.5%
Silicon Laboratories, Inc. (A)	18,630	2,513,373

Software - 14.3%
Appfolio, Inc., Class A (A)	17,708	1,839,153
DoubleVerify Holdings, Inc. (A)	88,560	1,926,180
Mimecast Ltd. (A)	41,457	3,303,294
Pegasystems, Inc.	62,703	4,802,423
Qualys, Inc. (A)	47,927	6,531,491
Workiva, Inc. (A)	57,930	5,590,824

		23,993,365

Specialty Retail - 1.5%
Boot Barn Holdings, Inc. (A)	27,570	2,482,954

Textiles, Apparel & Luxury Goods - 1.7%
Steven Madden Ltd.	71,410	2,932,095

Trading Companies & Distributors - 1.5%
SiteOne Landscape Supply, Inc. (A)	17,723	2,499,475

Total Common Stocks (Cost $139,706,616)		162,315,371

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	1,027,216	1,027,216

Total Other Investment Company (Cost $1,027,216)		1,027,216

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $5,192,343 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $5,296,253.	$5,192,343	5,192,343

Total Repurchase Agreement (Cost $5,192,343)		5,192,343

Total Investments (Cost $145,926,175)		168,534,930
Net Other Assets (Liabilities) - (0.1)%		(224,562)

Net Assets - 100.0%		$168,310,368

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$162,315,371	$—	$—	$162,315,371
Other Investment Company	1,027,216	—	—	1,027,216
Repurchase Agreement	—	5,192,343	—	5,192,343

Total Investments	$163,342,587	$5,192,343	$—	$168,534,930

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,057,148, collateralized by cash collateral of $1,027,216 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,377,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	130,150	$3,303,207

Airlines - 0.8%
Frontier Group Holdings, Inc. (A)	340,465	3,612,334

Auto Components - 0.6%
Stoneridge, Inc. (A)	134,045	2,642,027

Automobiles - 0.8%
Winnebago Industries, Inc.	66,778	3,551,254

Banks - 17.0%
Ameris Bancorp	114,001	4,753,842
Associated Banc-Corp.	184,698	3,684,725
Atlantic Union Bankshares Corp.	121,059	4,089,373
Banner Corp.	76,205	4,092,209
ConnectOne Bancorp, Inc.	182,016	5,070,966
Customers Bancorp, Inc. (A)	129,285	5,439,020
Enterprise Financial Services Corp.	83,326	3,680,509
FB Financial Corp.	110,726	4,266,273
First Bancorp	109,372	4,097,075
First Interstate BancSystem, Inc., Class A	133,864	4,353,257
Hancock Whitney Corp.	105,774	4,947,050
Metropolitan Bank Holding Corp. (A)	42,275	3,764,589
National Bank Holdings Corp., Class A	126,059	4,602,414
OceanFirst Financial Corp.	245,165	4,591,940
Texas Capital Bancshares, Inc. (A)	88,629	4,551,985
United Community Banks, Inc.	139,782	4,213,029
Veritex Holdings, Inc.	154,369	5,071,022

		75,269,278

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	372,968	3,371,631

Building Products - 0.9%
Griffon Corp.	203,567	3,808,739

Chemicals - 1.2%
Cabot Corp.	80,691	5,313,502

Commercial Services & Supplies - 2.3%
BrightView Holdings, Inc. (A)	267,608	3,387,917
MillerKnoll, Inc.	111,274	3,530,724
VSE Corp.	70,716	3,062,710

		9,981,351

Communications Equipment - 0.6%
Casa Systems, Inc. (A)	554,461	2,716,859

Construction & Engineering - 1.1%
Great Lakes Dredge & Dock Corp. (A)	143,148	1,976,874
Tutor Perini Corp. (A)	328,586	3,045,992

		5,022,866

Construction Materials - 0.8%
Summit Materials, Inc., Class A (A)	124,167	3,451,843

Containers & Packaging - 0.6%
Pactiv Evergreen, Inc.	261,557	2,578,952

Diversified Consumer Services - 1.4%
H&R Block, Inc.	241,173	6,287,380

Electrical Equipment - 0.9%
GrafTech International Ltd.	418,823	3,802,913

Electronic Equipment, Instruments & Components - 0.7%
ScanSource, Inc. (A)	87,123	2,983,092

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.4%
Liberty Energy, Inc., Class A (A)	444,256	$ 7,170,292
Patterson-UTI Energy, Inc.	216,394	3,557,517

		10,727,809

Entertainment - 2.3%
IMAX Corp. (A)	244,683	3,870,885
Lions Gate Entertainment Corp., Class B (A)	500,730	6,294,176

		10,165,061

Equity Real Estate Investment Trusts - 11.8%
Apple Hospitality, Inc.	304,131	5,380,077
CareTrust, Inc.	192,244	3,116,275
CatchMark Timber Trust, Inc., Class A	394,163	3,236,078
Centerspace	47,550	4,386,963
Community Healthcare Trust, Inc.	81,907	3,015,816
Easterly Government Properties, Inc.	234,854	4,473,969
EPR Properties	110,398	5,798,103
NexPoint Residential Trust, Inc.	65,767	5,863,786
Outfront Media, Inc.	158,808	4,065,485
Pebblebrook Hotel Trust	188,094	4,593,256
Summit Hotel Properties, Inc. (A)	336,721	3,323,436
Sunstone Hotel Investors, Inc. (A)	421,432	5,162,542

		52,415,786

Food & Staples Retailing - 1.8%
Andersons, Inc.	76,032	3,819,088
Sprouts Farmers Market, Inc. (A)	147,014	4,381,017

		8,200,105

Food Products - 0.6%
Dole PLC	213,261	2,539,939

Gas Utilities - 1.4%
Southwest Gas Holdings, Inc.	68,875	6,068,576

Health Care Equipment & Supplies - 2.2%
Inmode Ltd. (A)	155,300	3,899,583
Lantheus Holdings, Inc. (A)	84,990	5,644,186

		9,543,769

Health Care Providers & Services - 2.9%
AMN Healthcare Services, Inc. (A)	55,397	5,415,057
Patterson Cos., Inc.	124,511	3,831,203
Premier, Inc., Class A	101,853	3,688,097

		12,934,357

Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (A)	138,553	5,033,630

Household Durables - 4.0%
Century Communities, Inc.	89,862	4,737,525
MDC Holdings, Inc.	126,529	4,670,185
Taylor Morrison Home Corp. (A)	130,078	3,406,743
Tupperware Brands Corp. (A) (B)	159,127	2,797,453
Universal Electronics, Inc. (A)	75,301	2,221,379

		17,833,285

Insurance - 3.7%
Argo Group International Holdings Ltd.	61,722	2,641,702
Hanover Insurance Group, Inc.	32,807	4,816,724
James River Group Holdings Ltd.	182,836	4,335,041
Selective Insurance Group, Inc.	56,428	4,647,410

		16,440,877

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A (A)	232,167	$ 2,368,103

Machinery - 0.9%
Wabash National Corp.	267,037	3,821,299

Media - 1.5%
Gray Television, Inc.	254,076	4,705,488
Thryv Holdings, Inc. (A) (B)	82,997	2,143,812

		6,849,300

Metals & Mining - 1.0%
Carpenter Technology Corp.	118,436	4,521,886

Mortgage Real Estate Investment Trusts - 3.0%
Ladder Capital Corp.	389,695	4,438,626
New Residential Investment Corp.	451,712	4,697,805
Redwood Trust, Inc.	424,015	4,112,945

		13,249,376

Multi-Utilities - 1.9%
Avista Corp.	98,119	3,980,688
NorthWestern Corp.	78,560	4,453,566

		8,434,254

Oil, Gas & Consumable Fuels - 8.0%
Brigham Minerals, Inc., Class A	218,659	5,418,370
Callon Petroleum Co. (A)	86,987	4,459,824
CNX Resources Corp. (A)	316,424	6,502,513
Delek US Holdings, Inc. (A)	195,560	4,732,552
Northern Oil & Gas, Inc.	196,046	4,897,229
Ranger Oil Corp., Class A (A)	126,885	4,041,287
Scorpio Tankers, Inc.	223,458	5,526,116

		35,577,891

Paper & Forest Products - 0.6%
Neenah, Inc.	71,619	2,535,313

Pharmaceuticals - 0.8%
Collegium Pharmaceutical, Inc. (A)	218,761	3,522,052

Road & Rail - 0.9%
Ryder System, Inc.	59,685	4,171,982

Semiconductors & Semiconductor Equipment - 3.2%
Alpha & Omega Semiconductor Ltd. (A)	105,685	4,533,887
SMART Global Holdings, Inc. (A) (B)	247,649	5,611,726
Ultra Clean Holdings, Inc. (A)	135,782	4,232,325

		14,377,938

Software - 2.8%
A10 Networks, Inc.	362,680	5,179,070
Avaya Holdings Corp. (A) (B)	369,403	3,416,978

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Ebix, Inc.	132,036	$ 3,934,673

		12,530,721

Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (A)	39,559	7,267,384
MarineMax, Inc. (A)	98,924	4,047,970
Urban Outfitters, Inc. (A)	129,052	3,071,438

		14,386,792

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	39,888	3,573,965

Trading Companies & Distributors - 4.8%
Air Lease Corp.	108,040	4,351,851
GATX Corp.	50,629	5,234,532
GMS, Inc. (A)	146,559	7,027,504
Rush Enterprises, Inc., Class A	89,062	4,531,475

		21,145,362

Total Common Stocks (Cost $381,690,098)		440,666,656

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	2,547,648	2,547,648

Total Other Investment Company (Cost $2,547,648)		2,547,648

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $2,991,260 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $3,051,123.	$2,991,260	2,991,260

Total Repurchase Agreement (Cost $2,991,260)		2,991,260

Total Investments (Cost $387,229,006)		446,205,564
Net Other Assets (Liabilities) - (0.6)%		(2,836,759)

Net Assets - 100.0%		$443,368,805

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$440,666,656	$—	$—	$440,666,656
Other Investment Company	2,547,648	—	—	2,547,648
Repurchase Agreement	—	2,991,260	—	2,991,260

Total Investments	$443,214,304	$2,991,260	$—	$446,205,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,037,754, collateralized by cash collateral of $2,547,648 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,764,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings, Inc. (A)	23,500	$939,530
Curtiss-Wright Corp.	23,050	3,294,076
Elbit Systems Ltd. (B)	9,700	2,079,389
Huntington Ingalls Industries, Inc.	35,687	7,592,052

		13,905,047

Auto Components - 0.5%
Dana, Inc.	67,950	1,006,339
Gentex Corp.	31,400	921,590
Stoneridge, Inc. (A)	22,250	438,548
Visteon Corp. (A)	19,650	2,057,552

		4,424,029

Banks - 6.7%
Atlantic Union Bankshares Corp.	29,100	982,998
Bank of Princeton	13,200	396,264
Berkshire Hills Bancorp, Inc.	87,850	2,173,409
Central Valley Community Bancorp	19,000	366,890
Citizens Financial Group, Inc.	38,416	1,513,590
Dime Community Bancshares, Inc.	77,850	2,447,604
First Citizens BancShares, Inc., Class A	29,816	19,063,754
First Community Bankshares, Inc.	70,150	1,868,095
First Merchants Corp.	72,600	2,845,194
Hope Bancorp, Inc.	76,100	1,088,230
Lakeland Bancorp, Inc.	178,850	2,688,115
M&T Bank Corp.	779	129,813
OceanFirst Financial Corp.	91,350	1,710,986
Sandy Spring Bancorp, Inc.	88,400	3,471,468
Umpqua Holdings Corp.	169,400	2,801,876
United Bankshares, Inc.	20,700	688,482
United Community Banks, Inc.	96,150	2,897,961
Washington Trust Bancorp, Inc.	19,650	922,371
Webster Financial Corp.	94,000	4,699,060
Western Alliance Bancorp	28,200	2,146,302

		54,902,462

Beverages - 1.1%
Molson Coors Beverage Co., Class B	158,900	8,602,846

Biotechnology - 0.6%
Exelixis, Inc. (A)	115,200	2,573,568
United Therapeutics Corp. (A)	11,802	2,095,563

		4,669,131

Building Products - 1.7%
American Woodmark Corp. (A)	33,750	1,581,188
Builders FirstSource, Inc. (A)	45,000	2,770,650
Gibraltar Industries, Inc. (A)	12,850	486,244
Masonite International Corp. (A)	25,000	1,938,000
Owens Corning	33,000	3,000,690
PGT Innovations, Inc. (A)	107,350	1,907,609
Quanex Building Products Corp.	116,500	2,239,130

		13,923,511

Capital Markets - 0.7%
Piper Sandler Cos.	26,200	3,012,476
Stifel Financial Corp.	46,000	2,845,100

		5,857,576

Chemicals - 1.6%
Chase Corp.	17,800	1,501,608
Huntsman Corp.	60,250	2,040,667
Mosaic Co.	64,100	4,001,122

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	74,100	$ 4,253,340
Trinseo PLC	30,350	1,440,108

		13,236,845

Commercial Services & Supplies - 0.3%
HNI Corp.	40,500	1,443,420
MillerKnoll, Inc.	1,000	31,730
Tetra Tech, Inc.	6,650	926,212

		2,401,362

Communications Equipment - 0.5%
Harmonic, Inc. (A)	100,150	831,245
KVH Industries, Inc. (A) (B)	178,650	1,423,841
Silicom Ltd. (A)	58,500	2,058,030

		4,313,116

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	38,300	3,233,286
EMCOR Group, Inc.	36,650	3,902,492
Granite Construction, Inc.	24,000	711,600

		7,847,378

Consumer Finance - 0.9%
Ally Financial, Inc.	190,005	7,592,600

Containers & Packaging - 2.2%
Berry Global Group, Inc. (A)	69,500	3,916,325
Graphic Packaging Holding Co.	356,900	7,780,420
Sealed Air Corp.	100,200	6,433,842

		18,130,587

Distributors - 1.3%
LKQ Corp.	207,700	10,308,151

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	111,150	2,160,756
Stride, Inc. (A)	62,150	2,442,495

		4,603,251

Diversified Telecommunication Services - 1.1%
Liberty Global PLC, Class A (A)	384,600	8,753,496

Electric Utilities - 2.3%
Evergy, Inc.	144,400	9,797,540
OGE Energy Corp.	206,200	7,975,816
Portland General Electric Co.	25,050	1,185,616

		18,958,972

Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,900	1,017,632
LSI Industries, Inc.	224,900	1,617,031
Regal Rexnord Corp.	30,000	3,817,200

		6,451,863

Electronic Equipment, Instruments & Components - 3.3%
Coherent, Inc. (A)	9,700	2,598,630
Flex Ltd. (A)	362,600	5,979,274
Methode Electronics, Inc.	58,650	2,616,376
OSI Systems, Inc. (A)	18,800	1,487,080
Vishay Intertechnology, Inc.	122,000	2,272,860
Vontier Corp.	486,700	12,469,254

		27,423,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (A)	241,600	$ 992,976
Helmerich & Payne, Inc.	50,300	2,315,309

		3,308,285

Entertainment - 1.1%
Madison Square Garden Entertainment Corp. (A)	39,000	2,856,750
Madison Square Garden Sports Corp. (A)	6,300	1,021,293
Warner Bros Discovery, Inc. (A)	278,100	5,047,515

		8,925,558

Equity Real Estate Investment Trusts - 3.7%
Apple Hospitality, Inc.	171,200	3,028,528
Brandywine Realty Trust	197,000	2,298,990
Community Healthcare Trust, Inc.	38,150	1,404,683
DiamondRock Hospitality Co. (A)	34,200	363,204
Gaming & Leisure Properties, Inc.	114,626	5,087,102
JBG SMITH Properties	350,396	9,236,438
LXP Industrial Trust	200,600	2,517,530
Physicians Realty Trust	173,600	2,975,504
Piedmont Office Realty Trust, Inc., Class A	57,150	920,115
Sabra Health Care, Inc.	148,850	1,738,568
Summit Hotel Properties, Inc. (A)	100,100	987,987

		30,558,649

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	38,800	899,772

Food Products - 2.5%
Kraft Heinz Co.	116,000	4,945,080
Nomad Foods Ltd. (A)	78,900	1,456,494
Post Holdings, Inc. (A)	182,187	13,552,891
Whole Earth Brands, Inc. (A) (B)	106,000	732,460

		20,686,925

Gas Utilities - 1.1%
UGI Corp.	249,700	8,564,710

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	105,500	2,220,775
Koninklijke Philips NV	295,800	7,625,724
Meridian Bioscience, Inc. (A)	77,000	1,970,430
OraSure Technologies, Inc. (A) (B)	192,500	1,181,950

		12,998,879

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	56,637	8,568,612
AMN Healthcare Services, Inc. (A)	21,500	2,101,625
Centene Corp. (A)	76,300	6,145,965
Cross Country Healthcare, Inc. (A)	223,850	4,194,949
Encompass Health Corp.	45,800	3,152,414
Laboratory Corp. of America Holdings	36,199	8,697,895
National HealthCare Corp.	8,200	558,092

		33,419,552

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	8,300	1,684,402

Household Durables - 1.1%
Helen of Troy Ltd. (A)	9,350	2,005,668
KB Home	61,700	2,000,931
La-Z-Boy, Inc.	63,750	1,675,350
MDC Holdings, Inc.	37,150	1,371,207
PulteGroup, Inc.	29,900	1,248,624

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Sonos, Inc. (A) (B)	44,300	$ 1,010,926

		9,312,706

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	37,150	3,160,351

Independent Power & Renewable Electricity Producers - 1.2%
Vistra Corp.	397,800	9,952,956

Insurance - 9.0%
Alleghany Corp. (A)	17,500	14,638,750
Allstate Corp.	79,548	10,066,004
Arch Capital Group Ltd. (A)	225,300	10,289,451
Everest Re Group Ltd.	11,100	3,049,281
Fidelity National Financial, Inc.	250,400	9,970,928
Loews Corp.	103,200	6,485,088
Markel Corp. (A)	5,313	7,189,977
Old Republic International Corp.	347,000	7,637,470
Selective Insurance Group, Inc.	46,800	3,854,448
United Fire Group, Inc.	20,650	604,838

		73,786,235

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	89,300	7,401,184

Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	52,600	2,730,992

IT Services - 2.0%
FleetCor Technologies, Inc. (A)	37,300	9,307,096
Global Payments, Inc.	39,800	5,451,804
Perficient, Inc. (A)	13,600	1,351,976

		16,110,876

Leisure Products - 0.8%
BRP, Inc.	18,700	1,515,261
MasterCraft Boat Holdings, Inc. (A) (B)	120,700	2,905,249
Polaris, Inc.	23,450	2,226,343

		6,646,853

Machinery - 2.0%
Altra Industrial Motion Corp.	42,800	1,669,200
CNH Industrial NV	278,800	3,956,172
Columbus McKinnon Corp.	60,100	2,130,545
Douglas Dynamics, Inc.	38,500	1,191,960
Gencor Industries, Inc. (A)	73,450	735,969
Miller Industries, Inc.	31,800	852,558
Mueller Industries, Inc.	81,450	4,410,517
Oshkosh Corp.	12,400	1,146,256

		16,093,177

Media - 5.0%
Altice USA, Inc., Class A (A)	788,500	7,317,280
DISH Network Corp., Class A (A)	239,500	6,828,145
Fox Corp., Class A	173,200	6,207,488
Liberty Broadband Corp., Class C (A)	102,364	11,446,343
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	210,673	8,822,985
Perion Network Ltd. (A)	34,250	721,990

		41,344,231

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (A)	124,600	3,176,054
Commercial Metals Co.	83,250	3,413,250
Kaiser Aluminum Corp.	25,250	2,436,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	46,150	$ 2,105,825
TimkenSteel Corp. (A)	115,250	2,382,217
U.S. Steel Corp.	120,700	3,680,143

		17,194,114

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. (B)	1,350,142	8,667,912

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	202,400	6,195,464
NiSource, Inc.	301,938	8,792,435
NorthWestern Corp.	79,450	4,504,020

		19,491,919

Multiline Retail - 0.8%
Dollar Tree, Inc. (A)	42,500	6,904,125

Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp. (B)	62,400	5,118,048
Delek US Holdings, Inc. (A)	74,400	1,800,480
Devon Energy Corp.	71,600	4,164,972
Diamondback Energy, Inc.	39,000	4,922,970
EQT Corp.	126,440	5,025,990
HF Sinclair Corp.	199,200	7,573,584
Kinder Morgan, Inc.	387,200	7,027,680
Magnolia Oil & Gas Corp., Class A	273,000	6,344,520
Ovintiv, Inc.	65,300	3,342,707
REX American Resources Corp. (A)	30,750	2,602,372
Williams Cos., Inc.	309,400	10,609,326

		58,532,649

Paper & Forest Products - 0.9%
Glatfelter Corp.	113,450	1,247,950
Louisiana-Pacific Corp.	100,600	6,490,712

		7,738,662

Personal Products - 0.1%
Medifast, Inc.	5,400	963,144

Pharmaceuticals - 3.2%
Innoviva, Inc. (A)	92,050	1,570,373
Jazz Pharmaceuticals PLC (A)	20,100	3,220,422
Organon & Co.	198,000	6,401,340
Perrigo Co. PLC	275,350	9,444,505
Viatris, Inc.	535,465	5,531,353

		26,167,993

Professional Services - 2.4%
ASGN, Inc. (A)	25,500	2,892,975
FTI Consulting, Inc. (A)	9,050	1,427,275
Heidrick & Struggles International, Inc.	63,300	2,023,068
ICF International, Inc.	39,600	3,912,876
KBR, Inc.	95,000	4,676,850
Leidos Holdings, Inc.	24,000	2,484,240
Science Applications International Corp.	26,600	2,213,918

		19,631,202

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	89,600	1,088,640

Road & Rail - 0.3%
AMERCO	4,250	2,275,790

Semiconductors & Semiconductor Equipment - 3.1%
AXT, Inc. (A)	45,000	265,500
Cohu, Inc. (A)	109,750	2,914,960

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor Corp. (A)	169,600	$ 3,101,984
MaxLinear, Inc. (A)	16,150	773,100
MKS Instruments, Inc.	19,500	2,222,610
Onto Innovation, Inc. (A)	31,550	2,244,467
Qorvo, Inc. (A)	17,000	1,934,260
Silicon Motion Technology Corp., ADR	58,100	4,411,533
Teradyne, Inc.	37,700	3,975,842
Tower Semiconductor Ltd. (A)	49,100	2,371,530
Universal Display Corp.	7,100	906,883

		25,122,669

Software - 2.2%
CDK Global, Inc.	189,300	10,299,813
Progress Software Corp.	50,150	2,406,197
SS&C Technologies Holdings, Inc.	81,200	5,250,392

		17,956,402

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	87,450	3,024,021
Academy Sports & Outdoors, Inc.	23,900	892,904
American Eagle Outfitters, Inc. (B)	159,800	2,414,578
Hibbett, Inc.	4,400	189,992
Ross Stores, Inc.	63,800	6,365,326
Urban Outfitters, Inc. (A)	93,600	2,227,680
Williams-Sonoma, Inc.	20,500	2,674,840

		17,789,341

Technology Hardware, Storage & Peripherals - 0.9%
Turtle Beach Corp. (A) (B)	9,400	156,416
Western Digital Corp. (A)	141,900	7,530,633

		7,687,049

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (A)	6,050	1,607,788
Steven Madden Ltd.	55,000	2,258,300
Tapestry, Inc.	41,000	1,349,720

		5,215,808

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	81,250	1,798,063
TrustCo Bank Corp.	86,750	2,702,262
Washington Federal, Inc.	130,400	3,968,072

		8,468,397

Total Common Stocks (Cost $639,485,912)		794,787,806

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	50,639	50,639

Total Other Investment Company (Cost $50,639)		50,639

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.00% (D), dated 04/29/2022, to be repurchased at $26,875,619 on 05/02/2022. Collateralized by U.S. Government Obligations, 1.25% - 2.88%, due 09/30/2028 - 08/15/2028, and with a total value of $27,413,273.	$26,875,619	$ 26,875,619

Total Repurchase Agreement (Cost $26,875,619)		26,875,619

Total Investments (Cost $666,412,170)		821,714,064
Net Other Assets (Liabilities) - (0.2)%		(1,695,425)

Net Assets - 100.0%		$820,018,639

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$794,787,806	$—	$—	$794,787,806
Other Investment Company	50,639	—	—	50,639
Repurchase Agreement	—	26,875,619	—	26,875,619

Total Investments	$794,838,445	$26,875,619	$—	$821,714,064

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,782,887, collateralized by cash collateral of $50,639 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,411,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.4%
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	$200,000	$180,802
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	114,552
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	91,888
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	89,962	79,421
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	115,383	103,590
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	119,956	109,892
Helios Issuer LLC Series 2020-AA, Class A, 2.98%, 06/20/2047 (A)	218,576	194,512
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	183,617	169,002
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	75,040	66,993
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	53,783	48,617
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/09/2042 (A)	186,000	167,470
Mosaic Solar Loan Trust Series 2021-3A, Class B, 1.92%, 06/20/2052 (A)	96,300	86,221
OneMain Financial Issuance Trust Series 2022-S1, Class A, 4.13%, 05/14/2035 (A)	135,000	135,601
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	123,750	108,865
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	119,400	101,811
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (B), 05/25/2037 (A)	100,000	100,138
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	99,772
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	26,481	26,508
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	247,420
Sunnova Sol II Issuer LLC Series 2020-2A, Class A, 2.73%, 11/01/2055 (A)	136,155	123,272
Sunnova Sol III Issuer LLC Series 2021-1, Class A, 2.58%, 04/28/2056 (A)	143,832	127,123
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 01/30/2057 (A)	122,548	108,945
Sunrun Vulcan Issuer LLC Series 2021-1A, Class A, 2.46%, 01/30/2052 (A)	119,375	105,585

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	$ 11,785	$ 11,769
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	160,497	159,236
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	61,432	61,006
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	164,990
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	114,328
Vivint Solar Financing VII LLC Series 2020-1A, Class A, 2.21%, 07/31/2051 (A)	234,204	204,171

Total Asset-Backed Securities (Cost $3,768,176)		3,413,500

CORPORATE DEBT SECURITIES - 47.0%
Auto Components - 0.4%
BorgWarner, Inc. 4.38%, 03/15/2045 (C)	90,000	80,333

Automobiles - 0.5%
Ford Motor Co. 3.25%, 02/12/2032	130,000	105,625

Banks - 8.6%
Bank of America Corp. Fixed until 10/22/2024, 2.46% (B), 10/22/2025	202,000	194,565
BNP Paribas SA 4.38%, 09/28/2025 (A)	200,000	198,589
BPCE SA Fixed until 10/19/2026, 2.05% (B), 10/19/2027 (A)	250,000	223,805
Citigroup, Inc. Fixed until 05/15/2023, 1.68% (B), 05/15/2024	220,000	216,793
Huntington National Bank 3.55%, 10/06/2023 (C)	250,000	251,489
Intesa Sanpaolo SpA Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	200,000	165,846
PNC Bank NA 4.05%, 07/26/2028	250,000	247,440
UniCredit SpA Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A) (C)	200,000	165,498
US Bancorp 3.10%, 04/27/2026 (C)	250,000	244,797

		1,908,822

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,491
4.05%, 11/21/2039	20,000	18,341
Amgen, Inc. 3.13%, 05/01/2025 (C)	40,000	39,530
Gilead Sciences, Inc. 3.65%, 03/01/2026	20,000	19,879

		97,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 0.8%
Carlisle Cos., Inc. 2.75%, 03/01/2030 (C)	$ 110,000	$ 96,762
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	90,000	74,885

		171,647

Capital Markets - 1.7%
Deutsche Bank AG 1.69%, 03/19/2026	265,000	241,991
Morgan Stanley Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	129,869

		371,860

Chemicals - 1.7%
Huntsman International LLC 4.50%, 05/01/2029	80,000	78,873
Orbia Advance Corp. SAB de CV 5.88%, 09/17/2044 (D)	200,000	189,037
PPG Industries, Inc. 2.55%, 06/15/2030	50,000	44,999
Sherwin-Williams Co. 4.50%, 06/01/2047	80,000	76,571

		389,480

Commercial Services & Supplies - 0.4%
Waste Management, Inc. 3.13%, 03/01/2025	80,000	79,591

Construction & Engineering - 0.9%
IHS Holding Ltd. 5.63%, 11/29/2026 (A)	200,000	190,000

Construction Materials - 1.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (A)	190,000	183,588
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (A)	104,000	100,685

		284,273

Containers & Packaging - 1.2%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	57,377
5.38%, 01/15/2028 (A)	88,000	84,920
Sonoco Products Co.
2.25%, 02/01/2027	79,000	73,444
2.85%, 02/01/2032 (C)	55,000	48,138

		263,879

Diversified Financial Services - 1.1%
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	130,000	119,398
USAA Capital Corp. 2.13%, 05/01/2030 (A)	150,000	131,825

		251,223

Diversified Telecommunication Services - 1.8%
Network i2i Ltd. Fixed until 01/15/2025 (E), 5.65% (B) (D)	200,000	197,000
Verizon Communications, Inc. 3.88%, 02/08/2029	200,000	197,594

		394,594

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.2%
Duke Energy Carolinas LLC 3.95%, 11/15/2028	$ 110,000	$ 110,062
Enel Finance International NV 2.25%, 07/12/2031 (A)	200,000	165,918
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	120,000	117,728
Niagara Mohawk Power Corp. 1.96%, 06/27/2030 (A) (C)	70,000	58,530
Northern States Power Co. 2.60%, 06/01/2051 (C)	70,000	52,373
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (A) (C)	91,000	85,085
Southern Power Co. 0.90%, 01/15/2026	130,000	116,728

		706,424

Energy Equipment & Services - 1.0%
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A) (C)	200,000	197,300
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (C)	21,000	19,215

		216,515

Equity Real Estate Investment Trusts - 4.5%
American Tower Corp. 3.60%, 01/15/2028	80,000	76,203
Crown Castle International Corp.
2.90%, 04/01/2041	80,000	59,790
3.30%, 07/01/2030	50,000	45,305
Digital Realty Trust LP 3.70%, 08/15/2027	140,000	135,683
Federal Realty Investment Trust 1.25%, 02/15/2026	84,000	76,232
HAT Holdings I LLC / HAT Holdings II LLC 6.00%, 04/15/2025 (A) (C)	197,000	199,955
Healthpeak Properties, Inc. 3.50%, 07/15/2029	90,000	85,874
SBA Tower Trust 3.45%, 03/15/2048 (A)	125,000	125,139
UDR, Inc. 3.10%, 11/01/2034	80,000	68,657
Ventas Realty LP 3.50%, 02/01/2025	130,000	128,752

		1,001,590

Food & Staples Retailing - 2.9%
Alimentation Couche-Tard, Inc. 3.63%, 05/13/2051 (A)	131,000	103,848
InRetail Consumer 3.25%, 03/22/2028 (A)	200,000	177,002
Sysco Corp. 3.30%, 07/15/2026 - 02/15/2050	210,000	190,583
Walmart, Inc. 1.80%, 09/22/2031	205,000	174,922

		646,355

Food Products - 0.9%
Danone SA 2.95%, 11/02/2026 (A)	200,000	194,102

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV 6.88%, 03/11/2038	$ 60,000	$ 72,735

Household Durables - 0.8%
Century Communities, Inc. 6.75%, 06/01/2027	56,000	56,617
D.R. Horton, Inc. 2.60%, 10/15/2025 (C)	70,000	67,057
Meritage Homes Corp. 5.13%, 06/06/2027	66,000	64,515

		188,189

Household Products - 0.7%
Kimberly-Clark Corp. 3.10%, 03/26/2030	80,000	75,844
Procter & Gamble Co. 2.45%, 11/03/2026	80,000	77,194

		153,038

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC 3.75%, 02/15/2031 (A)	30,000	25,800

Interactive Media & Services - 0.1%
Alphabet, Inc. 1.10%, 08/15/2030	40,000	32,742

IT Services - 0.2%
International Business Machines Corp. 3.30%, 01/27/2027 (C)	35,000	34,600

Life Sciences Tools & Services - 0.4%
Danaher Corp. 3.35%, 09/15/2025	80,000	79,279

Metals & Mining - 0.4%
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (A)	90,000	92,025

Multi-Utilities - 1.4%
Consolidated Edison Co. of New York, Inc. 3.35%, 04/01/2030	110,000	104,175
Dominion Energy, Inc. 2.25%, 08/15/2031	130,000	109,484
Public Service Co. of Colorado 4.10%, 06/15/2048	110,000	106,028

		319,687

Personal Products - 1.2%
Natura Cosmeticos SA 4.13%, 05/03/2028 (A)	200,000	179,320
Unilever Capital Corp. 2.00%, 07/28/2026	100,000	94,607

		273,927

Pharmaceuticals - 2.7%
AstraZeneca PLC 4.00%, 01/17/2029	60,000	60,348
Bausch Health Cos., Inc. 5.25%, 01/30/2030 (A)	189,000	131,185
Eli Lilly & Co. 2.75%, 06/01/2025	40,000	39,441
GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	40,000	40,340

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. 3.70%, 02/10/2045	$ 40,000	$ 36,560
Pfizer, Inc. 4.20%, 09/15/2048	40,000	40,080
Sanofi 3.38%, 06/19/2023	40,000	40,323
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	200,000	208,625

		596,902

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp. 3.73%, 12/08/2047	140,000	124,734
Micron Technology, Inc. 2.70%, 04/15/2032	125,000	104,106
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (A) (C)	50,000	45,602

		274,442

Software - 0.6%
Microsoft Corp. 3.30%, 02/06/2027	130,000	130,264

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. 3.00%, 06/20/2027	130,000	127,856
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	70,000	73,942
6.20%, 07/15/2030	70,000	75,612
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	40,000	41,229

		318,639

Trading Companies & Distributors - 0.4%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	92,000	86,521

Water Utilities - 0.5%
American Water Capital Corp. 3.45%, 06/01/2029	110,000	105,336

Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032 (A)	150,000	126,377
Vmed O2 Financing I PLC 4.75%, 07/15/2031 (A)	200,000	171,500

		297,877

Total Corporate Debt Securities (Cost $11,918,191)		10,435,557

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Chile - 0.8%
Chile Government International Bond 4.34%, 03/07/2042	200,000	182,514

Colombia - 0.5%
Colombia Government International Bond 7.38%, 09/18/2037	100,000	103,065

Panama - 0.3%
Panama Government International Bond 6.70%, 01/26/2036	53,000	59,458

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 0.4%
Republic of South Africa Government International Bond 6.25%, 03/08/2041	$ 100,000	$ 90,766

Total Foreign Government Obligations (Cost $516,396)		435,803

LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc. Term Loan, 3-Month LIBOR + 3.00%, 4.24% (B), 05/30/2025	39,832	39,717

Communications Equipment - 0.4%
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (B), 04/06/2026	108,883	104,562

Machinery - 0.4%
Vertiv Group Corp. Term Loan B, 1-Month LIBOR + 2.75%, 3.20% (B), 03/02/2027	88,652	86,151

Total Loan Assignments (Cost $236,599)		230,430

MORTGAGE-BACKED SECURITIES - 10.3%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E, 1-Month LIBOR + 2.12%, 2.61% (B), 09/15/2034 (A)	145,000	141,365
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (A)	200,000	199,656
Benchmark Mortgage Trust Series 2020-IG3, Class B, 3.39% (B), 09/15/2048 (A)	175,000	155,922
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 2.30% (B), 12/15/2037 (A)	115,000	112,917
DOLP Trust Series 2021-NYC, Class C, 3.53%, 05/10/2041 (A)	250,000	218,705
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (B), 09/10/2035 (A)	143,000	140,742
Grace Trust Series 2020-GRCE, Class D, 2.77% (B), 12/10/2040 (A)	250,000	206,851
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	80,000	76,157
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	162,623
Series 2022-OPO, Class C,
3.56% (B), 01/05/2039 (A)	140,000	128,474

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	$ 185,000	$ 166,360
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 09/15/2054 (A)	160,000	143,349
SLG Office Trust Series 2021-OVA, Class D, 2.85%, 07/15/2041 (A)	130,000	109,307
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	157,730	154,241
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (A)	170,000	161,955

Total Mortgage-Backed Securities (Cost $2,556,892)		2,278,624

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	227,993
3.90%, 04/25/2028	418,000	431,030
Federal National Mortgage Association 0.88%, 08/05/2030	239,000	199,560
Uniform Mortgage-Backed Security
2.00%, TBA (F)	1,100,000	971,438
2.50%, TBA (F)	2,180,000	2,009,917

Total U.S. Government Agency Obligations (Cost $4,065,823)		3,839,938

U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury - 5.7%
U.S. Treasury Bond
1.75%, 08/15/2041	110,000	87,398
2.00%, 08/15/2051	1,074,000	871,954
U.S. Treasury Note
0.13%, 08/31/2023	50,000	48,492
1.25%, 08/15/2031	200,000	173,438
1.88%, 02/15/2032	80,000	73,150

Total U.S. Government Obligations (Cost $1,482,376)		1,254,432

COMMERCIAL PAPER - 12.4%
Banks - 6.7%
BNP Paribas SA 1.12% (G), 07/15/2022	1,000,000	997,658
DNB Bank ASA 0.70% (G), 07/01/2022	500,000	499,121

		1,496,779

Pharmaceuticals - 2.3%
Roche Holdings, Inc.
0.41% (G), 05/31/2022	250,000	249,860
0.54% (G), 06/07/2022	250,000	249,818

		499,678

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Water Utilities - 3.4%
American Water Capital Corp. 0.43% (G), 05/12/2022	$ 750,000	$ 749,822

Total Commercial Paper (Cost $2,746,753)		2,746,279

	Shares	Value
OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (G)	1,054,013	$ 1,054,013

Total Other Investment Company (Cost $1,054,013)		1,054,013

Total Investments (Cost $28,345,219)		25,688,576
Net Other Assets (Liabilities) - (15.8)%		(3,497,282)

Net Assets - 100.0%		$22,191,294

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$3,413,500	$—	$3,413,500
Corporate Debt Securities	—	10,435,557	—	10,435,557
Foreign Government Obligations	—	435,803	—	435,803
Loan Assignments	—	230,430	—	230,430
Mortgage-Backed Securities	—	2,278,624	—	2,278,624
U.S. Government Agency Obligations	—	3,839,938	—	3,839,938
U.S. Government Obligations	—	1,254,432	—	1,254,432
Commercial Paper	—	2,746,279	—	2,746,279
Other Investment Company	1,054,013	—	—	1,054,013

Total Investments	$1,054,013	$24,634,563	$—	$25,688,576

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $9,572,964, representing 43.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,032,007, collateralized by cash collateral of $1,054,013. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $386,037, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2022.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Banks - 8.6%
Citizens Financial Group, Inc.	184,292	$7,261,105
First Republic Bank	37,344	5,572,472
Huntington Bancshares, Inc.	443,250	5,828,737
US Bancorp	152,493	7,405,060

		26,067,374

Biotechnology - 2.9%
Gilead Sciences, Inc.	145,900	8,657,706

Capital Markets - 5.3%
CME Group, Inc.	42,658	9,356,606
State Street Corp.	100,113	6,704,567

		16,061,173

Chemicals - 3.0%
Air Products & Chemicals, Inc.	24,523	5,740,099
Albemarle Corp.	17,918	3,455,128

		9,195,227

Commercial Services & Supplies - 3.3%
Republic Services, Inc.	74,033	9,940,411

Communications Equipment - 2.3%
Cisco Systems, Inc.	141,423	6,926,898

Containers & Packaging - 2.7%
Ball Corp.	45,239	3,671,597
Packaging Corp. of America	27,437	4,422,021

		8,093,618

Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	158,137	7,321,743

Electrical Equipment - 5.0%
Emerson Electric Co.	93,328	8,416,319
Schneider Electric SE, ADR (A)	240,729	6,853,555

		15,269,874

Equity Real Estate Investment Trusts - 4.1%
American Tower Corp.	16,810	4,051,546
Digital Realty Trust, Inc.	30,263	4,422,030
Weyerhaeuser Co.	100,192	4,129,914

		12,603,490

Food Products - 2.0%
McCormick & Co., Inc.	60,873	6,121,998

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	59,375	6,196,375

Household Durables - 1.6%
Garmin Ltd.	43,932	4,821,098

Household Products - 3.1%
Colgate-Palmolive Co.	71,350	5,497,517
Kimberly-Clark Corp.	27,302	3,790,337

		9,287,854

Insurance - 7.2%
Cincinnati Financial Corp.	60,030	7,363,280
MetLife, Inc.	120,236	7,897,100
Progressive Corp.	61,183	6,568,607

		21,828,987

IT Services - 2.3%
Automatic Data Processing, Inc.	32,211	7,027,796

Leisure Products - 1.5%
Hasbro, Inc.	50,919	4,483,927

	Shares	Value
COMMON STOCKS (continued)
Machinery - 6.3%
AGCO Corp.	25,048	$ 3,191,115
Cummins, Inc.	32,150	6,082,459
Stanley Black & Decker, Inc.	41,153	4,944,533
Xylem, Inc.	61,640	4,962,020

		19,180,127

Media - 2.9%
Omnicom Group, Inc.	117,699	8,960,425

Metals & Mining - 3.3%
Steel Dynamics, Inc.	118,329	10,146,712

Multiline Retail - 2.5%
Target Corp.	33,763	7,719,910

Pharmaceuticals - 6.2%
AstraZeneca PLC, ADR	145,525	9,662,860
Merck & Co., Inc.	104,839	9,298,171

		18,961,031

Professional Services - 1.1%
RELX PLC, ADR (A)	109,629	3,228,574

Road & Rail - 2.7%
Union Pacific Corp.	35,148	8,234,825

Semiconductors & Semiconductor Equipment - 7.5%
Broadcom, Inc.	17,633	9,775,559
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,291	6,996,792
Texas Instruments, Inc.	34,635	5,896,609

		22,668,960

Software - 2.4%
Microsoft Corp.	26,503	7,355,113

Specialty Retail - 1.7%
Best Buy Co., Inc.	56,381	5,070,343

Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	340,607	4,516,449

Water Utilities - 2.4%
Essential Utilities, Inc.	164,670	7,370,629

Total Common Stocks (Cost $290,788,782)		303,318,647

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (B)	983,730	983,730

Total Other Investment Company (Cost $983,730)		983,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $482,938 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $492,635.	$482,938	$ 482,938

Total Repurchase Agreement (Cost $482,938)		482,938

Total Investments (Cost $292,255,450)		304,785,315
Net Other Assets (Liabilities) - (0.3)%		(889,547)

Net Assets - 100.0%		$303,895,768

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$303,318,647	$—	$—	$303,318,647
Other Investment Company	983,730	—	—	983,730
Repurchase Agreement	—	482,938	—	482,938

Total Investments	$304,302,377	$482,938	$—	$304,785,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,695,400, collateralized by cash collateral of $983,730 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $757,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.8%
Ally Auto Receivables Trust Series 2019-4, Class A4, 1.92%, 01/15/2025	$5,000,000	$4,964,664
Apidos CLO XVIII Series 2018-18A, Class A2, 3-Month LIBOR + 1.40%, 2.54% (A), 10/22/2030 (B)	3,000,000	2,957,433
Bain Capital Credit CLO Ltd. Series 2017-2A, Class AR2, 3-Month LIBOR + 1.18%, 2.36% (A), 07/25/2034 (B)	10,675,000	10,571,260
Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class ARRR, 3-Month LIBOR + 1.18%, 2.24% (A), 01/20/2032 (B)	4,250,000	4,220,450
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class BR, 1.94% (A), 07/15/2034 (B)	3,950,000	3,868,642
Capital One Prime Auto Receivables Trust Series 2019-2, Class A4, 1.96%, 02/18/2025	5,745,000	5,710,341
Carlyle US CLO Ltd. Series 2017-1A, Class A2R, 1.85% (A), 04/20/2031 (B)	6,675,000	6,557,226
CarMax Auto Owner Trust
Series 2019-3, Class A4, 2.30%, 04/15/2025	5,315,000	5,290,483
Series 2020-4, Class A3, 0.50%, 08/15/2025	1,905,000	1,868,493
CIFC Funding Ltd. Series 2014-3A, Class A2R2, 3-Month LIBOR + 1.45%, 2.59% (A), 10/22/2031 (B)	5,500,000	5,459,206
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	2,000,000	2,044,961
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class B, 3-Month LIBOR + 1.55%, 2.61% (A), 04/20/2034 (B)	10,000,000	9,725,340
Dryden 45 Senior Loan Fund Series 2016-45A, Class A2R, 3-Month LIBOR + 1.40%, 2.44% (A), 10/15/2030 (B)	4,625,000	4,567,696
Dryden 80 CLO Ltd. Series 2019-80A, Class BR, 3-Month SOFR + 1.75%, 2.60% (A), 01/17/2033 (B)	3,850,000	3,796,909
Dryden Senior Loan Fund Series 2022-109A, Class B, 3-Month SOFR + 2.00%, 3.03% (A), 04/20/2035 (B)	6,510,000	6,493,575
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1, 3-Month SOFR + 1.34%, 1.98% (A), 04/22/2035 (B)	5,000,000	4,994,245
Ford Credit Floorplan Master Owner Trust Series 2018-2, Class A, 3.17%, 03/15/2025	4,700,000	4,723,693

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2019-4, Class A4, 1.76%, 01/16/2025	$ 5,000,000	$ 4,954,846
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AJR2, 3-Month LIBOR + 1.30%, 2.54% (A), 10/29/2029 (B)	4,500,000	4,453,366
Gulf Stream Meridian 1 Ltd. Series 2020-IA, Class A1, 3-Month LIBOR + 1.37%, 2.41% (A), 04/15/2033 (B)	5,055,000	5,036,514
Gulf Stream Meridian 4 Ltd. Series 2021-4A, Class A1, 3-Month LIBOR + 1.20%, 2.24% (A), 07/15/2034 (B)	3,000,000	2,962,638
Honda Auto Receivables Owner Trust Series 2020-3, Class A4, 0.46%, 04/19/2027	1,300,000	1,251,061
Logan CLO II Ltd. Series 2021-2A, Class B, 3-Month LIBOR + 1.70%, 1.95% (A), 01/20/2035 (B)	2,500,000	2,465,520
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.04%, 01/15/2026	2,600,000	2,592,003
Myers Park CLO Ltd. Series 2018-1A, Class A2, 3-Month LIBOR + 1.40%, 2.46% (A), 10/20/2030 (B)	3,725,000	3,704,930
OCP CLO Ltd. Series 2021-22A, Class A, 3-Month LIBOR + 1.18%, 2.24% (A), 12/02/2034 (B)	9,000,000	8,872,173
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR, 2.74% (A), 10/15/2034 (B)	3,000,000	2,977,674
Silver Rock CLO II Ltd. Series 2021-2A, Class B1, 2.14%, 01/20/2035 (B)	2,298,000	2,260,435
Sixth Street CLO XX Ltd. Series 2021-20A, Class B, 2.71%, 10/20/2034 (B)	1,000,000	985,204
TCW CLO AMR Ltd. Series 2019-1A, Class BR, 3-Month LIBOR + 1.75%, 2.21% (A), 08/16/2034 (B)	7,900,000	7,804,244
TICP CLO XII Ltd. Series 2018-12A, Class BR, 3-Month LIBOR + 1.65%, 2.69% (A), 07/15/2034 (B)	6,650,000	6,528,937
Toyota Lease Owner Trust Series 2022-A, Class A3, 1.96%, 02/20/2025 (B)	3,500,000	3,418,070
Voya CLO Ltd. Series 2018-3A, Class A2, 3-Month LIBOR + 1.40%, 2.44% (A), 10/15/2031 (B)	5,200,000	5,131,303

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Whitebox CLO I Ltd. Series 2019-1A, Class ANBR, 2.88% (A), 07/24/2032 (B)	$ 2,500,000	$ 2,473,105

Total Asset-Backed Securities (Cost $156,487,803)		155,686,640

CORPORATE DEBT SECURITIES - 43.1%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 3.10%, 01/15/2023	1,827,000	1,831,526
Moog, Inc. 4.25%, 12/15/2027 (B)	772,000	718,925
Spirit AeroSystems, Inc. 7.50%, 04/15/2025 (B)	609,000	617,946

		3,168,397

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75%, 02/01/2028 (B)	839,000	788,752
United Parcel Service, Inc. 3.90%, 04/01/2025	302,000	305,776

		1,094,528

Airlines - 0.4%
Air Canada 3.88%, 08/15/2026 (B)	820,000	758,233
American Airlines Group, Inc. 3.75%, 03/01/2025 (B) (C)	605,000	539,963
American Airlines, Inc. 11.75%, 07/15/2025 (B)	1,415,000	1,627,250
British Airways Pass-Through Trust 2.90%, 09/15/2036 (B)	108,927	97,417
Controladora Mabe SA de CV 5.60%, 10/23/2028 (D)	750,000	767,820
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (C)	312,000	301,080
United Airlines, Inc. 4.63%, 04/15/2029 (B)	880,000	807,400

		4,899,163

Auto Components - 0.0% (E)
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (B) (C)	649,000	532,180

Automobiles - 0.3%
Ford Motor Co.
3.25%, 02/12/2032	255,000	207,188
4.75%, 01/15/2043	1,773,000	1,427,265
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	350,000	340,868
Kia Corp. 1.00%, 04/16/2024 (B)	1,310,000	1,248,742

		3,224,063

Banks - 7.6%
ADCB Finance Cayman Ltd. 4.50%, 03/06/2023 (D)	600,000	605,701
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (F), 6.75% (A) (D)	1,000,000	1,047,500
Fixed until 06/15/2026 (F), 6.75% (A) (B)	563,000	589,743

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco de Credito del Peru SA Fixed until 07/01/2025, 3.13% (A), 07/01/2030 (C) (D)	$ 750,000	$ 683,632
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 4.38%, 04/11/2027 (D)	750,000	741,000
Banco Internacional del Peru SAA Interbank 3.25%, 10/04/2026 (D)	800,000	761,008
Banco Santander SA
Fixed until 03/24/2026, 0.50% (A), 03/24/2027 (D)	EUR 700,000	689,112
1.38%, 01/05/2026 (D)	1,000,000	1,028,931
2.71%, 06/27/2024	$600,000	588,602
Bangkok Bank PCL Fixed until 09/23/2031, 3.47% (A), 09/23/2036 (B)	540,000	464,464
Bank Hapoalim BM Fixed until 01/21/2027, 3.26% (A), 01/21/2032 (D)	220,000	198,000
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025 (D)	600,000	617,974
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024	915,000	898,624
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	1,175,000	1,131,755
Fixed until 04/02/2025, 3.38% (A), 04/02/2026	128,000	125,291
Fixed until 03/31/2028, 3.65% (A), 03/31/2029 (D)	EUR 1,170,000	1,314,971
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	$79,000	70,381
Fixed until 04/27/2032, 4.57% (A), 04/27/2033	154,000	153,571
Bank of China Ltd. 5.00%, 11/13/2024 (D)	500,000	516,144
Bank of Montreal 1.50%, 01/10/2025	748,000	709,857
Bank of Nova Scotia
2.95%, 03/11/2027	155,000	147,695
4.59% (A), 05/04/2037	269,000	255,413
Fixed until 06/04/2025 (F), 4.90% (A)	2,187,000	2,145,797
BankUnited, Inc.
4.88%, 11/17/2025	223,000	229,840
5.13%, 06/11/2030	5,046,000	4,979,555
Barclays PLC
Fixed until 12/15/2025 (F), 6.13% (A)	3,500,000	3,432,170
Fixed until 06/15/2024 (F), 8.00% (A)	2,963,000	3,053,742
BNP Paribas SA
Fixed until 10/14/2026, 0.38% (A), 10/14/2027 (C) (D)	EUR 700,000	677,034
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (D)	900,000	851,897
CaixaBank SA 1.38%, 06/19/2026 (D)	900,000	910,942

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025	$288,000	$ 261,618
2.25%, 01/28/2025	681,000	655,778
3.30%, 04/07/2025 (C)	617,000	608,305
CBQ Finance Ltd. 2.00%, 05/12/2026 (D)	1,000,000	930,331
Citigroup, Inc. Fixed until 06/01/2023, 4.04% (A), 06/01/2024	861,000	866,008
Commonwealth Bank of Australia 3.74%, 09/12/2039 (D)	500,000	430,159
Credit Agricole SA
0.13%, 12/09/2027	EUR 900,000	838,454
Fixed until 01/23/2024 (F), 7.88% (A) (B)	$4,000,000	4,100,000
Fixed until 12/23/2025 (F), 8.13% (A) (B)	1,553,000	1,669,475
Danske Bank AS
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	565,000	525,069
Fixed until 02/17/2026, 1.38% (A), 02/17/2027 (D)	EUR 700,000	711,976
Fixed until 02/12/2025, 1.38% (A), 02/12/2030 (D)	1,140,000	1,145,818
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$593,000	575,763
Fixed until 06/26/2025 (F), 7.00% (A) (D)	500,000	496,498
DBS Group Holdings Ltd. Fixed until 02/27/2025 (F), 3.30% (A) (D)	1,000,000	964,520
Development Bank of the Philippines 2.38%, 03/11/2031 (D)	1,000,000	841,370
Hana Bank 3.25%, 03/30/2027 (B)	605,000	590,844
HSBC Holdings PLC
3.00%, 06/30/2025 (D)	EUR 800,000	859,746
Fixed until 03/30/2025 (F), 6.38% (A)	$4,000,000	4,017,120
ING Groep NV
Fixed until 02/16/2030, 1.75% (A), 02/16/2031 (D)	EUR 700,000	684,572
Fixed until 11/16/2026 (F), 5.75% (A)	$2,050,000	1,968,000
Fixed until 04/16/2025 (F), 6.50% (A)	1,500,000	1,496,250
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	610,000	590,069
Fixed until 05/18/2027, 1.64% (A), 05/18/2028 (D)	EUR 620,000	635,090
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	$388,000	387,675
Fixed until 04/26/2032, 4.59% (A), 04/26/2033	77,000	77,521
Kookmin Bank 2.50%, 11/04/2030 (D)	800,000	684,865
Lloyds Banking Group PLC
Fixed until 06/27/2026 (F), 6.75% (A) (C)	1,881,000	1,894,543
Fixed until 06/27/2024 (F), 7.50% (A)	2,300,000	2,346,000

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	$ 842,000	$ 807,778
3.20%, 07/18/2029	1,000,000	919,725
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	1,180,000	1,144,584
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	1,000,000	915,655
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	706,000	675,628
2.15%, 10/07/2022 (B)	831,000	831,309
NatWest Group PLC
Fixed until 02/26/2029, 0.78% (A), 02/26/2030 (D)	EUR 550,000	506,529
Fixed until 03/02/2025, 1.75% (A), 03/02/2026 (D)	1,150,000	1,197,040
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	$811,000	811,490
Fixed until 06/28/2031 (F), 4.60% (A)	562,000	470,802
Fixed until 12/29/2025 (F), 6.00% (A) (C)	1,875,000	1,847,906
NatWest Markets PLC 3.48%, 03/22/2025 (B)	600,000	594,748
Nordea Bank Abp Fixed until 03/26/2026 (F), 6.63% (A) (B)	2,721,000	2,755,012
QNB Finance Ltd. 3.50%, 03/28/2024 (D)	550,000	549,698
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026 (C) (D)	750,000	745,621
4.38%, 04/13/2032 (B) (C)	245,000	240,184
Shinhan Financial Group Co. Ltd. Fixed until 05/12/2026 (F), 2.88% (A) (B)	900,000	816,741
Signature Bank Fixed until 10/15/2025, 4.00% (A), 10/15/2030	929,000	911,072
Societe Generale SA
Fixed until 11/18/2030 (F), 5.38% (A) (B)	1,765,000	1,549,670
Fixed until 12/18/2023 (F), 7.88% (A) (B)	2,000,000	2,046,811
Standard Chartered PLC Fixed until 07/02/2026, 0.90% (A), 07/02/2027 (D)	EUR 1,240,000	1,225,859
Sumitomo Mitsui Financial Group, Inc. 1.40%, 09/17/2026	$1,000,000	891,108
Sumitomo Mitsui Trust Bank Ltd. 0.85%, 03/25/2024 (B)	1,110,000	1,057,245
SVB Financial Group
Fixed until 02/15/2031 (F), 4.10% (A)	1,378,000	1,116,180
Fixed until 04/29/2027, 4.35% (A), 04/29/2028	340,000	337,907
Swedbank AB 1.30%, 02/17/2027 (D)	EUR 700,000	707,804
Texas Capital Bancshares, Inc. Fixed until 05/06/2026, 4.00% (A), 05/06/2031	$500,000	479,427
Toronto-Dominion Bank 1.25%, 12/13/2024 (C)	489,000	464,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA Fixed until 06/03/2024 (F), 8.00% (A) (D)	$ 2,000,000	$ 2,015,060
United Overseas Bank Ltd. Fixed until 10/19/2023 (F), 3.88% (A) (D)	1,500,000	1,489,500
Woori Bank 5.13%, 08/06/2028 (D)	700,000	731,745

		92,328,047

Beverages - 0.1%
Anheuser-Busch InBev SA 1.50%, 04/18/2030 (D)	EUR 615,000	611,286
PepsiCo, Inc. 2.25%, 03/19/2025	$463,000	452,071

		1,063,357

Biotechnology - 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (B)	832,000	759,200

Building Products - 0.2%
Park River Holdings, Inc. 6.75%, 08/01/2029 (B)	812,000	650,162
PGT Innovations, Inc. 4.38%, 10/01/2029 (B) (C)	650,000	570,329
Standard Industries, Inc. 3.38%, 01/15/2031 (B)	845,000	674,868

		1,895,359

Capital Markets - 2.5%
Aretec Escrow Issuer, Inc. 7.50%, 04/01/2029 (B)	800,000	745,000
Bank of New York Mellon Corp. Fixed until 09/20/2025 (F), 4.70% (A)	1,667,000	1,662,833
Beijing State-Owned Assets Management Hong Kong Co. Ltd. 4.13%, 05/26/2025 (D)	500,000	501,113
Charles Schwab Corp.
2.45%, 03/03/2027	105,000	98,906
3.85%, 05/21/2025	1,186,000	1,198,963
Fixed until 06/01/2025 (F), 5.38% (A)	2,270,000	2,284,188
Credit Suisse Group AG
Fixed until 02/11/2027 (F), 5.25% (A) (B)	1,667,000	1,464,876
Fixed until 07/17/2023 (F), 7.50% (A) (B)	1,745,000	1,728,074
Fixed until 12/11/2023 (F), 7.50% (A) (B)	1,700,000	1,701,173
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (D)	EUR 1,000,000	1,019,090
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	600,000	560,132
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$429,000	417,375
Goldman Sachs Group, Inc. 1.63%, 07/27/2026 (D)	EUR 1,390,000	1,431,657
Huarong Finance II Co. Ltd. 5.50%, 01/16/2025 (D)	$900,000	882,000
ION Trading Technologies SARL 5.75%, 05/15/2028 (B)	1,005,000	940,931

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
JAB Holdings BV
2.25%, 12/19/2039 (D)	EUR 1,000,000	$ 844,770
2.50%, 06/25/2029 (D)	1,000,000	1,031,357
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	$725,000	659,750
Mirae Asset Securities Co. Ltd. 2.63%, 07/30/2025 (D)	1,600,000	1,531,943
Morgan Stanley
Fixed until 10/29/2026, 0.41% (A), 10/29/2027	EUR 1,000,000	969,628
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	$226,000	211,031
5.00%, 11/24/2025	102,000	104,773
5.30% (A), 04/20/2037	88,000	88,100
NFP Corp. 4.88%, 08/15/2028 (B)	386,000	351,260
SURA Asset Management SA 4.88%, 04/17/2024 (D)	800,000	800,008
Temasek Financial I Ltd. 2.25%, 04/06/2051 (C) (D)	2,000,000	1,471,580
UBS Group AG
0.88%, 11/03/2031 (D)	EUR 700,000	628,085
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$1,728,000	1,724,698
Fixed until 01/31/2024 (F), 7.00% (A) (B)	3,225,000	3,277,406

		30,330,700

Chemicals - 0.8%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (B)	106,000	93,280
Celanese US Holdings LLC 0.63%, 09/10/2028	EUR 1,200,000	1,075,252
Consolidated Energy Finance SA 5.63%, 10/15/2028 (B)	$832,000	769,600
Ecolab, Inc. 0.90%, 12/15/2023	212,000	205,467
Equate Petrochemical BV 2.63%, 04/28/2028 (B)	800,000	726,522
MEGlobal Canada ULC 5.88%, 05/18/2030 (B)	486,000	526,074
Methanex Corp. 5.13%, 10/15/2027	789,000	757,440
Minerals Technologies, Inc. 5.00%, 07/01/2028 (B)	535,000	499,545
RPM International, Inc. 4.55%, 03/01/2029	525,000	525,099
Syngenta Finance NV
1.25%, 09/10/2027 (D)	EUR 700,000	670,238
3.38%, 04/16/2026 (D)	1,750,000	1,870,311
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (B)	$673,000	592,240
Westlake Corp. 1.63%, 07/17/2029	EUR 1,200,000	1,175,961

		9,487,029

Commercial Services & Supplies - 0.8%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (B) (C)	$515,000	484,100
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL 4.63%, 06/01/2028 (B)	847,000	747,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Brink’s Co. 4.63%, 10/15/2027 (B)	$ 825,000	$ 781,687
Cintas Corp. No. 2 3.45%, 05/01/2025 (G)	91,000	90,746
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	250,000	227,450
5.00%, 09/01/2030	475,000	428,688
Deluxe Corp. 8.00%, 06/01/2029 (B)	810,000	768,487
Garda World Security Corp.
4.63%, 02/15/2027 (B)	327,000	296,753
6.00%, 06/01/2029 (B)	304,000	251,891
Harsco Corp. 5.75%, 07/31/2027 (B)	866,000	789,142
Nielsen Finance LLC / Nielsen Finance Co. 5.88%, 10/01/2030 (B)	739,000	711,288
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.75%, 04/15/2026 (B)	730,000	699,888
Sotheby’s 7.38%, 10/15/2027 (B)	735,000	723,975
Sotheby’s / Bidfair Holdings, Inc. 5.88%, 06/01/2029 (B)	500,000	469,629
Triton Container International Ltd. 0.80%, 08/01/2023 (B)	1,412,000	1,359,541
Wabtec Transportation Netherlands BV 1.25%, 12/03/2027	EUR 950,000	928,952

		9,760,155

Communications Equipment - 0.0% (E)
Xiaomi Best Time International Ltd. 2.88%, 07/14/2031 (B)	$400,000	328,288

Construction & Engineering - 0.1%
Mattamy Group Corp.
4.63%, 03/01/2030 (B)	194,000	165,062
5.25%, 12/15/2027 (B)	555,000	518,925
VM Consolidated, Inc. 5.50%, 04/15/2029 (B)	796,000	712,372

		1,396,359

Construction Materials - 0.1%
Holcim Finance Luxembourg SA 0.50%, 09/03/2030 (D)	EUR 750,000	663,432

Consumer Finance - 1.9%
Ally Financial, Inc. Fixed until 05/15/2028 (F), 4.70% (A)	$3,000,000	2,595,000
Altice Financing SA 5.00%, 01/15/2028 (B)	1,400,000	1,169,000
American Express Co.
3.40%, 02/22/2024	361,000	362,036
4.20%, 11/06/2025	302,000	309,282
BMW US Capital LLC 3.90%, 04/09/2025 (B)	534,000	538,217
Cobra Acquisition Co. LLC 6.38%, 11/01/2029 (B)	1,150,000	879,750
Credit Acceptance Corp. 6.63%, 03/15/2026 (C)	964,000	973,640
Curo Group Holdings Corp. 7.50%, 08/01/2028 (B)	883,000	735,097

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Enova International, Inc. 8.50%, 09/01/2024 - 09/15/2025 (B)	$ 1,212,000	$ 1,206,226
FCE Bank PLC 1.62%, 05/11/2023 (D)	EUR 900,000	947,380
FirstCash, Inc.
4.63%, 09/01/2028 (B)	$764,000	695,240
5.63%, 01/01/2030 (B)	305,000	283,650
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (D)	EUR 1,500,000	1,476,884
2.75%, 06/20/2025	$429,000	411,321
goeasy Ltd. 4.38%, 05/01/2026 (B) (C)	809,000	750,347
Hyundai Capital America 3.40%, 06/20/2024 (B)	387,000	383,122
John Deere Capital Corp.
0.45%, 06/07/2024	1,412,000	1,342,409
0.63%, 09/10/2024	288,000	272,343
0.90%, 01/10/2024	445,000	430,805
KB Kookmin Card Co. Ltd. 1.50%, 05/13/2026 (D)	2,000,000	1,817,184
LFS Topco LLC 5.88%, 10/15/2026 (B)	650,000	601,250
Mastercard, Inc. 1.00%, 02/22/2029	EUR 1,100,000	1,101,317
PACCAR Financial Corp. 0.80%, 06/08/2023	$291,000	285,489
PROG Holdings, Inc. 6.00%, 11/15/2029 (B) (C)	827,000	730,820
Synchrony Financial 4.50%, 07/23/2025	1,178,000	1,183,707
Volkswagen Leasing GmbH 0.38%, 07/20/2026 (D)	EUR 1,000,000	971,039
Woori Card Co. Ltd. 1.75%, 03/23/2026 (D)	$1,000,000	922,640

		23,375,195

Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (B)	414,000	361,215
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	825,000	830,156
Crown Americas LLC 5.25%, 04/01/2030 (B)	697,000	693,299
LABL, Inc. 5.88%, 11/01/2028 (B)	702,000	641,847
Sealed Air Corp. 5.00%, 04/15/2029 (B)	128,000	127,040
Sonoco Products Co. 1.80%, 02/01/2025	980,000	930,304

		3,583,861

Distributors - 0.1%
Genuine Parts Co. 1.75%, 02/01/2025	149,000	141,549
Performance Food Group, Inc. 5.50%, 10/15/2027 (B)	600,000	581,178

		722,727

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.2%
Azure Orbit IV International Finance Ltd. 4.00%, 01/25/2028 (D)	$ 1,500,000	$ 1,465,397
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (B)	805,000	792,324
CDBL Funding 1 3.50%, 10/24/2027 (D)	1,500,000	1,440,947
China Development Bank Financial Leasing Co. Ltd. Fixed until 09/28/2025, 2.88% (A), 09/28/2030 (D)	1,000,000	956,560
Enact Holdings, Inc. 6.50%, 08/15/2025 (B)	1,073,000	1,070,317
JIC Zhixin Ltd. 2.13%, 08/27/2030 (D)	500,000	426,924
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (B)	943,000	866,806
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	287,177
2.85%, 01/27/2025	1,361,000	1,342,094
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	1,762,000	1,656,669
Power Finance Corp. Ltd. 3.95%, 04/23/2030 (C) (D)	2,000,000	1,797,312
REC Ltd. 2.25%, 09/01/2026 (D)	1,500,000	1,358,655
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 3.63%, 03/01/2029 (B)	491,000	419,805
S&P Global, Inc. 2.70%, 03/01/2029 (B)	232,000	213,844

		14,094,831

Diversified Telecommunication Services - 0.4%
Connect Finco SARL / Connect US Finco LLC 6.75%, 10/01/2026 (B)	1,149,000	1,117,402
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	725,000	721,375
Iliad Holding SASU 7.00%, 10/15/2028 (B)	970,000	916,650
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B)	385,000	346,500
5.38%, 06/15/2029 (B)	830,000	676,853
Ooredoo International Finance Ltd. 2.63%, 04/08/2031 (B)	435,000	390,611
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	790,000	537,200
6.50%, 10/15/2027 (B)	255,000	108,974
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (B)	496,000	415,400

		5,230,965

Electric Utilities - 1.1%
Abu Dhabi National Energy Co. PJSC 2.00%, 04/29/2028 (D)	800,000	718,000
Avangrid, Inc. 3.20%, 04/15/2025	799,000	784,869

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
China Huadian Overseas Development Management Co. Ltd. Fixed until 05/29/2024 (F), 4.00% (A) (D)	$ 1,500,000	$ 1,500,062
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
Fixed until 12/09/2023 (F), 2.85% (A) (D)	660,000	650,430
Fixed until 12/09/2025 (F), 3.08% (A) (D)	1,000,000	968,000
Colbun SA 3.15%, 03/06/2030 (D)	1,000,000	869,010
Electricite de France SA 1.00%, 11/29/2033 (D)	EUR 500,000	440,346
FLUVIUS System Operator CVBA 0.63%, 11/24/2031 (D)	700,000	630,821
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/2051 (D)	$575,000	472,656
Israel Electric Corp. Ltd. 5.00%, 11/12/2024 (D)	700,000	719,313
Minejesa Capital BV 4.63%, 08/10/2030 (D)	550,000	499,548
NextEra Energy Capital Holdings, Inc. 2.94%, 03/21/2024	109,000	108,238
NextEra Energy Operating Partners LP 4.25%, 07/15/2024 (B)	750,000	743,437
NRG Energy, Inc. 3.63%, 02/15/2031 (B)	1,040,000	865,800
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50%, 08/15/2028 (B)	770,000	719,950
Southern California Edison Co. 1.10%, 04/01/2024	983,000	942,367
TenneT Holding BV 0.88%, 06/16/2035 (D)	EUR 500,000	437,224
Vistra Operations Co. LLC 5.00%, 07/31/2027 (B)	$992,000	944,880

		13,014,951

Electrical Equipment - 0.2%
EnerSys 4.38%, 12/15/2027 (B)	690,000	643,708
Siemens Financieringsmaatschappij NV 3.25%, 05/27/2025 (B)	1,220,000	1,212,191

		1,855,899

Electronic Equipment, Instruments & Components - 0.1%
Imola Merger Corp. 4.75%, 05/15/2029 (B)	800,000	744,000
Trimble, Inc. 4.75%, 12/01/2024	54,000	54,895
TTM Technologies, Inc. 4.00%, 03/01/2029 (B) (C)	798,000	698,250

		1,497,145

Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	158,000	153,260
6.88%, 04/01/2027 (B)	732,000	733,098

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Genesis Energy LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	$ 1,141,000	$ 1,115,327
8.00%, 01/15/2027	762,000	747,324
Nabors Industries Ltd. 7.25%, 01/15/2026 (B)	670,000	654,784
Nabors Industries, Inc. 7.38%, 05/15/2027 (B)	603,000	615,181
USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 04/01/2026	471,000	461,580
Weatherford International Ltd. 6.50%, 09/15/2028 (B)	455,000	459,550

		4,940,104

Entertainment - 0.2%
Netflix, Inc. 4.63%, 05/15/2029	EUR 1,250,000	1,382,262
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	$825,000	783,750

		2,166,012

Equity Real Estate Investment Trusts - 0.7%
CTR Partnership LP / CareTrust Capital Corp. 3.88%, 06/30/2028 (B)	830,000	751,150
HAT Holdings I LLC / HAT Holdings II LLC 6.00%, 04/15/2025 (B)	795,000	806,925
Scentre Group Trust 1 / Scentre Group Trust 2 1.45%, 03/28/2029 (C) (D)	EUR 1,000,000	962,220
Scentre Group Trust 2
3.75%, 09/24/2080 (D)	$1,000,000	965,350
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	1,273,000	1,215,448
Service Properties Trust
3.95%, 01/15/2028	65,000	51,513
4.38%, 02/15/2030	1,067,000	818,901
4.75%, 10/01/2026	275,000	236,500
4.95%, 10/01/2029	90,000	71,938
5.25%, 02/15/2026	205,000	182,450
Simon International Finance SCA 1.13%, 03/19/2033 (C) (D)	EUR 600,000	517,089
Trust Fibra Uno 4.87%, 01/15/2030 (B)	$930,000	876,413
Unibail-Rodamco-Westfield SE 0.88%, 02/21/2025 (D)	EUR 1,300,000	1,334,582

		8,790,479

Food & Staples Retailing - 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (B)	$385,000	360,620
5.88%, 02/15/2028 (B)	980,000	951,825
C&S Group Enterprises LLC 5.00%, 12/15/2028 (B)	925,000	787,406
Cencosud SA 4.38%, 07/17/2027 (D)	750,000	725,693

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Tesco Corporate Treasury Services PLC 0.38%, 07/27/2029 (D)	EUR 1,310,000	$ 1,171,249

		3,996,793

Food Products - 0.9%
Conagra Brands, Inc. 0.50%, 08/11/2023	$1,977,000	1,912,300
Hormel Foods Corp. 0.65%, 06/03/2024	421,000	401,519
Land O’Lakes Capital Trust I 7.45%, 03/15/2028 (B)	490,000	548,800
Land O’Lakes, Inc. 7.00%, 09/18/2028 (B) (F)	4,820,000	4,894,710
Nestle Holdings, Inc. 3.50%, 09/24/2025 (B)	635,000	640,681
Post Holdings, Inc. 4.50%, 09/15/2031 (B)	1,050,000	873,180
Sigma Alimentos SA de CV 4.13%, 05/02/2026 (D)	500,000	492,500
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. 4.63%, 03/01/2029 (B)	628,000	566,770
Smithfield Foods, Inc. 5.20%, 04/01/2029 (B)	121,000	121,518
Viterra Finance BV 0.38%, 09/24/2025 (D)	EUR 1,100,000	1,071,590

		11,523,568

Gas Utilities - 0.1%
Ferrellgas LP / Ferrellgas Finance Corp. 5.38%, 04/01/2026 (B)	$855,000	773,775
Promigas SA ESP / Gases del Pacifico SAC 3.75%, 10/16/2029 (D)	400,000	349,880

		1,123,655

Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028 (B)	742,000	722,523
CHS / Community Health Systems, Inc. 5.63%, 03/15/2027 (B)	587,000	559,553
DaVita, Inc. 4.63%, 06/01/2030 (B)	531,000	461,970
HCA, Inc. 3.50%, 09/01/2030	1,545,000	1,386,800
Legacy LifePoint Health LLC 4.38%, 02/15/2027 (B)	735,000	679,875
MPH Acquisition Holdings LLC 5.75%, 11/01/2028 (B) (C)	1,590,000	1,382,569
Roche Holdings, Inc. 2.13%, 03/10/2025 (B)	470,000	455,061
Select Medical Corp. 6.25%, 08/15/2026 (B) (C)	501,000	497,243
Tenet Healthcare Corp. 4.63%, 07/15/2024	319,000	318,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. 3.75%, 07/15/2025	$ 1,274,000	$ 1,286,262

		7,749,988

Hotels, Restaurants & Leisure - 1.3%
AMC Entertainment Holdings, Inc. 10.00%, 06/15/2026 (B)	840,000	703,559
Banijay Entertainment SASU 5.38%, 03/01/2025 (B)	995,000	978,152
Brinker International, Inc. 5.00%, 10/01/2024 (B)	534,000	532,755
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (B)	750,000	758,152
Carnival Corp.
5.75%, 03/01/2027 (B)	1,130,000	1,023,232
6.00%, 05/01/2029 (B)	284,000	254,890
Carrols Restaurant Group, Inc. 5.88%, 07/01/2029 (B) (C)	1,075,000	819,548
CEC Entertainment LLC 6.75%, 05/01/2026 (B)	790,000	742,600
Dave & Buster’s, Inc. 7.63%, 11/01/2025 (B)	596,000	618,350
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (B)	762,000	665,455
5.00%, 06/01/2029 (B)	300,000	270,750
InterContinental Hotels Group PLC 2.13%, 05/15/2027 (D)	EUR 650,000	672,935
Magallanes, Inc.
3.64%, 03/15/2025 (B)	$109,000	107,262
4.28%, 03/15/2032 (B)	185,000	172,097
Melco Resorts Finance Ltd. 5.38%, 12/04/2029 (B)	732,000	585,754
NCL Corp. Ltd.
3.63%, 12/15/2024 (B) (C)	1,080,000	1,004,400
5.88%, 03/15/2026 (B)	235,000	217,095
7.75%, 02/15/2029 (B)	318,000	308,460
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (B)	461,000	368,800
5.88%, 09/01/2031 (B)	461,000	363,037
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	730,000	659,737
5.50%, 04/01/2028 (B) (C)	302,000	275,575
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (B) (C)	855,000	777,982
8.75%, 05/01/2025 (B)	740,000	773,300
Travel & Leisure Co. 6.00%, 04/01/2027	720,000	725,414
Wynn Macau Ltd. 5.13%, 12/15/2029 (B) (C)	1,200,000	946,032

		15,325,323

Household Products - 0.0% (E)
Energizer Holdings, Inc. 4.38%, 03/31/2029 (B)	646,000	536,988

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	$ 442,000	$ 372,385
5.00%, 02/01/2031 (B)	314,000	267,757
Clearway Energy Operating LLC 4.75%, 03/15/2028 (B)	940,000	888,300
Vistra Corp. Fixed until 12/15/2026, 7.00% (A), 12/31/2099 (D)	1,650,000	1,604,625

		3,133,067

Insurance - 2.4%
Americo Life, Inc. 3.45%, 04/15/2031 (B)	280,000	236,426
Asahi Mutual Life Insurance Co. Fixed until 09/05/2023 (F), 6.50% (A) (D)	1,000,000	1,016,250
Assurant, Inc. Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,100,000	2,168,166
Athene Global Funding
0.37%, 09/10/2026 (D)	EUR 700,000	678,726
0.63%, 01/12/2028 (D)	850,000	795,069
1.73%, 10/02/2026 (B)	$599,000	532,350
Athene Holding Ltd. 6.15%, 04/03/2030	1,852,000	1,949,234
Berkshire Hathaway Finance Corp. 1.50%, 03/18/2030	EUR 1,250,000	1,254,397
Brighthouse Financial, Inc. 5.63%, 05/15/2030	$2,000,000	2,088,760
Chubb INA Holdings, Inc. 1.55%, 03/15/2028	EUR 1,000,000	1,018,930
Cloverie PLC for Zurich Insurance Co. Ltd. 1.50%, 12/15/2028 (D)	1,000,000	1,019,713
Credit Agricole SA 1.13%, 07/12/2032 (C) (D)	700,000	629,911
Enstar Finance LLC
Fixed until 01/15/2027, 5.50% (A), 01/15/2042	$2,333,000	2,169,690
Fixed until 09/01/2025, 5.75% (A), 09/01/2040 (C)	2,100,000	2,065,590
F&G Global Funding 0.90%, 09/20/2024 (B)	395,000	368,870
Fairfax Financial Holdings Ltd. 2.75%, 03/29/2028 (D)	EUR 670,000	688,927
Hanwha Life Insurance Co. Ltd. Fixed until 02/04/2027, 3.38% (A), 02/04/2032 (B)	$1,400,000	1,308,851
Jackson National Life Global Funding 1.75%, 01/12/2025 (B)	298,000	282,771
Liberty Mutual Group, Inc. 4.30%, 02/01/2061 (B)	2,022,000	1,526,448
Markel Corp. Fixed until 06/01/2025 (F), 6.00% (A) (C)	2,667,000	2,727,007
New York Life Global Funding 0.25%, 10/04/2028 (D)	EUR 500,000	473,114
Nippon Life Insurance Co. Fixed until 01/21/2031, 2.75% (A), 01/21/2051 (B)	$830,000	713,800

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
QBE Insurance Group Ltd. Fixed until 05/12/2025 (F), 5.88% (A) (B) (C)	$ 1,742,000	$ 1,750,710
Ryan Specialty Group LLC 4.38%, 02/01/2030 (B)	507,000	462,399
Security Benefit Global Funding 1.25%, 05/17/2024 (B)	254,000	240,751
United Overseas Bank Ltd. 3.86%, 10/07/2032 (B)	480,000	467,986

		28,634,846

Interactive Media & Services - 0.1%
NAVER Corp. 1.50%, 03/29/2026 (D)	1,000,000	916,099

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 04/13/2027	151,000	149,935
3.45%, 04/13/2029	613,000	604,734

		754,669

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. 2.80%, 08/22/2024	1,782,000	1,777,023
Prosus NV
2.09%, 01/19/2030 (B)	EUR 1,000,000	872,465
3.26%, 01/19/2027 (B)	$600,000	537,037

		3,186,525

IT Services - 0.3%
Ahead DB Holdings LLC 6.63%, 05/01/2028 (B)	825,000	726,000
Bread Financial Holdings, Inc. 4.75%, 12/15/2024 (B)	765,000	742,050
Leidos, Inc. 3.63%, 05/15/2025	282,000	280,209
Mastercard, Inc. 2.00%, 03/03/2025	545,000	529,836
MoneyGram International, Inc. 5.38%, 08/01/2026 (B)	167,000	169,505
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	625,000	540,544
5.38%, 12/01/2028 (B) (C)	276,000	225,285
Wipro IT Services LLC 1.50%, 06/23/2026 (B)	395,000	355,308

		3,568,737

Life Sciences Tools & Services - 0.0% (E)
Bio-Rad Laboratories, Inc. 3.30%, 03/15/2027	83,000	79,524

Machinery - 0.5%
AGCO International Holdings BV 0.80%, 10/06/2028 (D)	EUR 700,000	648,723
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	$824,000	712,760
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	1,982,000	1,936,766
0.95%, 01/10/2024	464,000	449,768
CNH Industrial Capital LLC 4.20%, 01/15/2024 (C)	407,000	412,077
CNH Industrial NV 4.50%, 08/15/2023	319,000	323,514

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc. 3.50%, 03/01/2024	$ 381,000	$ 384,810
nVent Finance SARL 2.75%, 11/15/2031	356,000	306,566
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	452,000	438,995
3.00%, 05/15/2032	400,000	360,526
Timken Co. 4.13%, 04/01/2032	65,000	60,718
Weir Group PLC 2.20%, 05/13/2026 (B)	319,000	288,865

		6,324,088

Media - 1.0%
Belo Corp. 7.25%, 09/15/2027	990,000	1,089,000
Block Communications, Inc. 4.88%, 03/01/2028 (B)	790,000	738,650
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	1,005,000	876,863
5.38%, 06/01/2029 (B)	1,095,000	1,037,513
Comcast Corp. 4.15%, 10/15/2028	149,000	150,165
CSC Holdings LLC
4.63%, 12/01/2030 (B)	1,255,000	960,075
5.38%, 02/01/2028 (B)	895,000	821,731
5.75%, 01/15/2030 (B)	360,000	296,100
Discovery Communications LLC 1.90%, 03/19/2027 (C)	EUR 800,000	812,531
Paramount Global Fixed until 03/30/2027, 6.38% (A), 03/30/2062	$3,000,000	2,907,495
Sirius XM Radio, Inc. 4.00%, 07/15/2028 (B)	855,000	772,706
Univision Communications, Inc. 6.63%, 06/01/2027 (B)	1,010,000	1,012,525
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	784,000	688,940

		12,164,294

Metals & Mining - 0.8%
Allegheny Technologies, Inc. 4.88%, 10/01/2029	661,000	601,450
Chinalco Capital Holdings Ltd. Fixed until 09/11/2024 (F), 4.10% (A) (D)	1,300,000	1,296,816
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (C)	413,000	387,101
6.25%, 10/01/2040	408,000	394,883
Commercial Metals Co. 3.88%, 02/15/2031	777,000	684,747
Constellium SE 5.63%, 06/15/2028 (B)	873,000	835,897
FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027 (B)	790,000	748,525
Glencore Finance Europe Ltd. 3.75%, 04/01/2026 (D)	EUR 1,200,000	1,321,667
GUSAP III LP 4.25%, 01/21/2030 (B)	$850,000	790,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Hudbay Minerals, Inc. 6.13%, 04/01/2029 (B)	$ 755,000	$ 714,434
Mineral Resources Ltd. 8.13%, 05/01/2027 (B)	725,000	736,042
South32 Treasury Ltd. 4.35%, 04/14/2032 (B)	381,000	367,090
Warrior Met Coal, Inc. 7.88%, 12/01/2028 (B)	665,000	695,510

		9,575,095

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC 6.25%, 03/01/2028 (B)	715,000	698,912
Apollo Commercial Real Estate Finance, Inc. 4.63%, 06/15/2029 (B)	875,000	761,250
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (B)	215,000	196,188
4.38%, 01/15/2027 (B)	110,000	102,618
4.75%, 03/15/2025	445,000	439,084

		2,198,052

Multi-Utilities - 0.5%
Algonquin Power & Utilities Corp. Fixed until 01/18/2027, 4.75% (A), 01/18/2082	7,000,000	6,401,500

Multiline Retail - 0.1%
El Puerto de Liverpool SAB de CV 3.88%, 10/06/2026 (D)	750,000	749,070
Falabella SA 3.38%, 01/15/2032 (B)	275,000	240,281
Nordstrom, Inc. 2.30%, 04/08/2024	172,000	164,690

		1,154,041

Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 01/15/2028 (B)	802,000	779,793
Antero Resources Corp. 5.38%, 03/01/2030 (B)	945,000	923,350
Apache Corp.
4.38%, 10/15/2028 (C)	559,000	525,460
4.75%, 04/15/2043 (C)	636,000	550,140
BP Capital Markets America, Inc. 2.75%, 05/10/2023	1,579,000	1,580,105
BP Capital Markets PLC 1.57%, 02/16/2027 (D)	EUR 700,000	729,382
Buckeye Partners LP 4.50%, 03/01/2028 (B)	$1,026,000	936,225
California Resources Corp. 7.13%, 02/01/2026 (B)	1,200,000	1,220,580
Canadian Natural Resources Ltd. 2.95%, 01/15/2023	1,785,000	1,788,077
Chevron Corp. 1.55%, 05/11/2025	616,000	584,349
Chevron USA, Inc. 3.90%, 11/15/2024	1,059,000	1,074,622
Civitas Resources, Inc. 5.00%, 10/15/2026 (B)	664,000	630,800

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC 7.25%, 05/01/2026 (B)	$ 806,000	$ 789,880
DCP Midstream Operating LP 5.60%, 04/01/2044	685,000	654,846
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	222,000	202,020
4.30%, 04/15/2032 (B)	123,000	116,712
4.38%, 06/15/2031 (B)	472,000	422,855
Earthstone Energy Holdings LLC 8.00%, 04/15/2027 (B)	711,000	707,445
eG Global Finance PLC 6.75%, 02/07/2025 (B)	988,000	960,287
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 01/30/2028 (B)	169,000	169,436
Energy Transfer LP Fixed until 11/15/2026 (F), 6.50% (A)	3,346,000	3,179,068
EnLink Midstream Partners LP Fixed until 12/15/2022 (F), 6.00% (A)	1,400,000	1,036,000
EQT Corp. 3.63%, 05/15/2031 (B) (C)	415,000	375,612
Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036 (B)	1,030,000	861,129
Gray Oak Pipeline LLC 2.00%, 09/15/2023 (B)	382,000	373,909
Harvest Midstream I LP 7.50%, 09/01/2028 (B)	1,094,000	1,110,410
Hilcorp Energy I LP / Hilcorp Finance Co. 6.00%, 02/01/2031 (B)	970,000	933,848
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00%, 02/01/2028 (B)	904,000	860,075
Howard Midstream Energy Partners LLC 6.75%, 01/15/2027 (B)	767,000	743,119
ITT Holdings LLC 6.50%, 08/01/2029 (B)	985,000	876,153
MPLX LP
3.50%, 12/01/2022	189,000	189,923
Fixed until 02/15/2023 (F), 6.88% (A)	5,500,000	5,384,500
Murphy Oil Corp. 6.38%, 07/15/2028	771,000	784,492
Murphy Oil USA, Inc. 4.75%, 09/15/2029	525,000	497,437
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (B)	900,000	846,576
NGL Energy Partners LP / NGL Energy Finance Corp. 6.13%, 03/01/2025 (C)	575,000	482,373
NuStar Logistics LP 6.38%, 10/01/2030	719,000	708,467
Oasis Petroleum, Inc. 6.38%, 06/01/2026 (B)	646,000	649,140
Occidental Petroleum Corp.
3.50%, 08/15/2029 (C)	329,000	307,204
6.38%, 09/01/2028	1,419,000	1,489,950

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oil & Natural Gas Corp. Ltd. 3.38%, 12/05/2029 (D)	$ 500,000	$ 452,455
Oil India International Pte Ltd. 4.00%, 04/21/2027 (D)	500,000	485,091
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 02/15/2028	716,000	630,080
Pertamina Persero PT
3.10%, 08/27/2030 (B)	400,000	360,008
4.30%, 05/20/2023 (D)	575,000	579,314
5.63%, 05/20/2043 (D)	1,900,000	1,842,084
6.45%, 05/30/2044 (D)	300,000	320,049
Petronas Capital Ltd.
3.50%, 03/18/2025 (D)	750,000	750,486
4.55%, 04/21/2050 (D)	1,000,000	1,013,953
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027 (D)	600,000	563,200
3.90%, 12/06/2059 (C) (D)	750,000	636,689
Qatar Energy 3.30%, 07/12/2051 (B)	975,000	809,016
Raizen Fuels Finance SA 5.30%, 01/20/2027 (D)	500,000	496,875
Reliance Industries Ltd.
2.88%, 01/12/2032 (B)	750,000	642,597
3.63%, 01/12/2052 (B)	800,000	638,025
3.67%, 11/30/2027 (D)	400,000	386,289
Rockcliff Energy II LLC 5.50%, 10/15/2029 (B)	611,000	592,670
SA Global Sukuk Ltd. 2.69%, 06/17/2031 (B)	450,000	404,645
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (D)	750,000	697,920
2.25%, 11/24/2030 (D)	850,000	740,562
3.25%, 11/24/2050 (B)	345,000	271,129
Sinopec Group Overseas Development Ltd. 2.95%, 11/12/2029 (B)	850,000	782,596
Southwestern Energy Co.
4.75%, 02/01/2032	80,000	75,700
5.38%, 02/01/2029 - 03/15/2030	1,173,000	1,158,478
Strathcona Resources Ltd. 6.88%, 08/01/2026 (B)	821,000	794,317
Targa Resources Corp. 4.20%, 02/01/2033	86,000	81,615
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	674,000	648,545
Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (D)	500,000	483,130
Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029 (B)	952,000	868,700

		55,241,967

Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029 (D)	1,000,000	933,760
Glatfelter Corp. 4.75%, 11/15/2029 (B)	629,000	503,200

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Inversiones CMPC SA 4.38%, 05/15/2023 (C) (D)	$ 800,000	$ 801,932
Suzano Austria GmbH 3.75%, 01/15/2031	650,000	566,072

		2,804,964

Personal Products - 0.2%
Edgewell Personal Care Co. 4.13%, 04/01/2029 (B)	845,000	749,938
GSK Consumer Healthcare Capital UK PLC 3.13%, 03/24/2025 (B)	258,000	253,078
GSK Consumer Healthcare Capital US LLC 3.63%, 03/24/2032 (B)	252,000	237,018
HLF Financing SARL LLC / Herbalife International, Inc. 4.88%, 06/01/2029 (B)	1,275,000	1,026,273

		2,266,307

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	576,000	525,387
3.25%, 02/20/2023 (C)	1,548,000	1,559,533
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (B)	466,000	451,438
Embecta Corp. 5.00%, 02/15/2030 (B)	472,000	425,980
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/2023	378,000	381,028
Merck & Co., Inc. 2.50%, 10/15/2034	EUR 500,000	538,271
Merck KGaA Fixed until 06/09/2026, 1.63% (A), 09/09/2080 (D)	700,000	690,963
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	$632,000	585,630
5.13%, 04/30/2031 (B)	815,000	736,556
Takeda Pharmaceutical Co. Ltd. 1.38%, 07/09/2032	EUR 845,000	794,773
Upjohn Finance BV 1.91%, 06/23/2032 (D)	960,000	857,179
Viatris, Inc. 1.65%, 06/22/2025	$729,000	669,161

		8,215,899

Professional Services - 0.1%
Korn Ferry 4.63%, 12/15/2027 (B)	535,000	506,913
Paysafe Finance PLC / Paysafe Holdings US Corp. 4.00%, 06/15/2029 (B) (C)	745,000	607,175
TriNet Group, Inc. 3.50%, 03/01/2029 (B)	805,000	729,531

		1,843,619

Real Estate Management & Development - 5.7%
Aroundtown SA
0.63%, 07/09/2025 (D)	EUR 1,200,000	1,187,262
1.45%, 07/09/2028 (C) (D)	700,000	653,217

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
China Resources Land Ltd.
Fixed until 12/09/2024 (F), 3.75% (A) (D)	$ 750,000	$ 735,945
4.13%, 02/26/2029 (D)	1,000,000	964,559
China SCE Group Holdings Ltd.
7.25%, 04/19/2023 (C) (D)	3,510,000	2,809,755
7.38%, 04/09/2024 (D)	3,075,000	2,094,075
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/2023 (D)	3,265,000	3,052,775
6.55%, 03/28/2024 (C) (D)	6,340,000	5,344,620
Country Garden Holdings Co. Ltd.
4.75%, 07/25/2022 - 01/17/2023 (D)	5,982,000	5,670,850
7.25%, 04/08/2026 (D)	700,000	514,500
8.00%, 01/27/2024 (D)	2,539,000	2,120,065
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	723,000	737,474
Franshion Brilliant Ltd.
Fixed until 01/03/2023 (F), 4.00% (A) (D)	1,061,000	1,029,170
4.00%, 06/21/2024 (D)	1,665,000	1,614,795
Gemdale Ever Prosperity Investment Ltd. 5.60%, 06/14/2022 (D)	820,000	816,310
Goodman HK Finance 3.00%, 07/22/2030 (D)	1,500,000	1,369,852
Hongkong Land Finance Cayman Islands Co. Ltd. 2.25%, 07/15/2031 (D)	900,000	758,728
Hopson Development Holdings Ltd. 6.80%, 12/28/2023 (D)	2,518,000	2,090,570
HOWOGE Wohnungs-baugesellschaft mbH
Zero Coupon, 11/01/2024 (D)	EUR 700,000	711,030
0.63%, 11/01/2028 (D)	700,000	663,090
1.13%, 11/01/2033 (D)	800,000	710,564
Kennedy-Wilson, Inc. 4.75%, 03/01/2029 - 02/01/2030	$1,037,000	949,370
Logicor Financing SARL 2.25%, 05/13/2025 (D)	EUR 1,000,000	1,045,776
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (C) (D)	$445,000	402,858
3.88%, 07/13/2022 (C) (D)	4,665,000	4,665,000
3.90%, 04/16/2023 (C) (D)	1,110,000	1,105,838
3.95%, 09/16/2029 (C) (D)	1,000,000	880,645
4.50%, 01/16/2028 (D)	700,000	644,097
Powerlong Real Estate Holdings Ltd. 7.13%, 11/08/2022 (D)	1,070,000	631,568
RKPF Overseas Ltd.
6.70%, 09/30/2024 (D)	2,036,000	1,656,286
7.88%, 02/01/2023 (D)	7,382,000	6,647,491
Samhallsbyggnadsbolaget i Norden AB 1.75%, 01/14/2025 (D)	EUR 1,300,000	1,307,389
SBB Treasury OYJ 1.13%, 11/26/2029 (D)	2,000,000	1,587,485
Sun Hung Kai Properties Capital Market Ltd. 2.75%, 05/13/2030 (C) (D)	$1,000,000	910,297
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/09/2027 (D)	400,000	369,981
4.20%, 06/07/2024 (D)	1,055,000	1,040,198

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Westwood Group Holdings Ltd. 5.38%, 10/19/2023 (D)	$ 1,093,000	$ 1,104,083
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023 (C) (D)	5,103,000	5,029,006
6.80%, 02/27/2024 (D)	3,583,000	3,495,217

		69,121,791

Road & Rail - 0.3%
AerCap Global Aviation Trust Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	800,000	776,000
Canadian Pacific Railway Co. 1.35%, 12/02/2024	489,000	463,319
CMB International Leasing Management Ltd. 2.75%, 08/12/2030 (D)	2,000,000	1,693,756
Hertz Corp. 5.00%, 12/01/2029 (B)	825,000	719,813

		3,652,888

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.40%, 03/25/2025	1,220,000	1,221,417
TSMC Global Ltd. 0.75%, 09/28/2025 (B) (C)	652,000	593,229

		1,814,646

Software - 0.1%
Minerva Merger Sub, Inc. 6.50%, 02/15/2030 (B)	756,000	696,091
NCR Corp. 5.13%, 04/15/2029 (B)	490,000	469,787
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	108,000	107,000

		1,272,878

Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (B)	511,000	459,967
Carvana Co.
4.88%, 09/01/2029 (B) (C)	215,000	156,391
5.50%, 04/15/2027 (B) (C)	724,000	579,381
5.88%, 10/01/2028 (B)	201,000	159,752
Gap, Inc.
3.63%, 10/01/2029 (B) (C)	635,000	516,512
3.88%, 10/01/2031 (B) (C)	200,000	159,440
Ken Garff Automotive LLC 4.88%, 09/15/2028 (B)	344,000	312,790
Metis Merger Sub LLC 6.50%, 05/15/2029 (B)	830,000	722,100
Rent-A-Center, Inc. 6.38%, 02/15/2029 (B) (C)	845,000	736,206

		3,802,539

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 0.75%, 05/11/2023	1,508,000	1,486,304
Condor Merger Sub, Inc. 7.38%, 02/15/2030 (B)	900,000	805,230

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Bank International DAC 0.50%, 10/27/2026 (D)	EUR 2,000,000	$ 1,961,735

		4,253,269

Thrifts & Mortgage Finance - 0.0% (E)
NMI Holdings, Inc. 7.38%, 06/01/2025 (B)	$402,000	419,085

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. 2.63%, 09/17/2030 (B)	1,000,000	854,004
GATX Corp. 4.35%, 02/15/2024	624,000	632,528

		1,486,532

Transportation Infrastructure - 0.2%
DP World Crescent Ltd. 3.75%, 01/30/2030 (D)	750,000	717,573
DP World Ltd. 5.63%, 09/25/2048 (B)	500,000	500,750
Hutama Karya Persero PT 3.75%, 05/11/2030 (D)	1,500,000	1,424,826
Yunda Holding Investment Ltd. 2.25%, 08/19/2025 (D)	400,000	365,080

		3,008,229

Wireless Telecommunication Services - 0.4%
Altice France SA
5.13%, 07/15/2029 (B)	875,000	740,740
5.50%, 01/15/2028 - 10/15/2029 (B)	1,579,000	1,359,438
Vodafone Group PLC Fixed until 01/04/2029, 7.00% (A), 04/04/2079	2,614,000	2,760,462

		4,860,640

Total Corporate Debt Securities (Cost $564,459,039)		522,614,531

FOREIGN GOVERNMENT OBLIGATIONS - 5.5%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2031 - 01/01/2033	BRL 54,900,000	10,143,391

Chile - 0.9%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2026 (D)	CLP 5,320,000,000	5,784,242
4.70%, 09/01/2030 (D)	5,320,000,000	5,520,885

		11,305,127

Colombia - 0.8%
Colombia TES
Series B,
5.75%, 11/03/2027	COP 21,800,000,000	4,533,166
7.00%, 06/30/2032	13,100,000,000	2,633,007
9.25%, 05/28/2042	12,000,000,000	2,697,933

		9,864,106

Hong Kong - 0.1%
Airport Authority Fixed until 03/08/2028 (F), 2.40% (A) (D)	$2,000,000	1,798,530

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
India - 0.1%
Export-Import Bank of India
3.25%, 01/15/2030 (D)	$ 1,000,000	$ 897,591
3.38%, 08/05/2026 (D)	650,000	624,150

		1,521,741

Indonesia - 0.1%
Indonesia Government International Bond 5.25%, 01/17/2042 (D)	500,000	503,350
Lembaga Pembiayaan Ekspor Indonesia 3.88%, 04/06/2024 (D)	500,000	498,690
Perusahaan Penerbit SBSN Indonesia III 2.55%, 06/09/2031 (D)	500,000	448,250

		1,450,290

Japan - 0.1%
Development Bank of Japan, Inc. 1.75%, 02/18/2025 (B)	1,028,000	993,130

Luxembourg - 0.1%
European Financial Stability Facility 0.05%, 01/18/2052 (D)	EUR 1,000,000	644,452

Mexico - 0.8%
Mexico Bonos
Series M, 5.00%, 03/06/2025	MXN 81,300,000	3,575,981
5.50%, 03/04/2027	27,100,000	1,141,782
7.75%, 05/29/2031	63,500,000	2,853,042
8.50%, 11/18/2038	36,000,000	1,665,634

		9,236,439

Peru - 0.9%
Peru Government Bond
5.40%, 08/12/2034	PEN 26,600,000	5,487,370
5.94%, 02/12/2029	11,550,000	2,716,077
6.15%, 08/12/2032	11,650,000	2,644,981

		10,848,428

Republic of Korea - 0.3%
Industrial Bank of Korea 1.04%, 06/22/2025 (B)	$1,206,000	1,120,483
Korea Development Bank 0.50%, 10/27/2023	565,000	545,417
Korea National Oil Corp.
1.63%, 10/05/2030 (B)	700,000	579,665
3.25%, 10/01/2025 (D)	1,000,000	987,190

		3,232,755

Supranational - 0.5%
African Development Bank 0.75%, 04/03/2023	1,613,000	1,591,133
Asian Infrastructure Investment Bank 0.50%, 10/30/2024	714,000	670,984
European Bank for Reconstruction & Development 1.50%, 02/13/2025	757,000	727,985
European Stability Mechanism 1.63%, 11/17/2036 (D)	EUR 1,000,000	1,029,395

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
European Union
0.40%, 02/04/2037 (D)	EUR 1,150,000	$ 1,009,425
0.75%, 04/04/2031 (D)	700,000	693,729
International Bank for Reconstruction & Development 3.13%, 11/20/2025	$593,000	596,140

		6,318,791

Total Foreign Government Obligations (Cost $72,234,674)		67,357,180

LOAN ASSIGNMENTS - 9.8%
Aerospace & Defense - 0.2%
Castlelake Aviation Ltd. Term Loan B, 3-Month LIBOR + 2.75%, 3.25% (A), 10/22/2026	430,989	425,386
Cobham Ultra SeniorCo SARL Term Loan B, TBD, 11/17/2028 (G) (H)	424,753	421,302
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 4.51% (A), 04/06/2026	672,158	656,698
Term Loan B2,
3-Month LIBOR + 3.50%, 4.51% (A), 04/06/2026	361,375	353,064
Spirit Aerosystems, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 01/15/2025	695,541	693,429

		2,549,879

Air Freight & Logistics - 0.1%
Kenan Advantage Group, Inc. Term Loan B1, 1-Month LIBOR + 3.75%, 4.51% (A), 03/24/2026	630,809	622,924

Airlines - 0.3%
AAdvantage Loyalty IP Ltd. Term Loan, 3-Month LIBOR + 4.75%, 5.81% (A), 04/20/2028	255,050	259,354
Air Canada Term Loan B, 3-Month LIBOR + 3.50%, 4.25% (A), 08/11/2028 (G)	423,690	418,923
American Airlines, Inc.
Term Loan,
6-Month LIBOR + 2.00%, 2.84% (A), 12/15/2023	563,144	557,091
Term Loan B,
1-Month LIBOR + 1.75%, 2.45% (A), 06/27/2025	639,408	616,070
Kestrel Bidco, Inc. Term Loan B, 6-Month LIBOR + 3.00%, 4.00% (A), 12/11/2026	847,756	817,449

	Principal	Value

LOAN ASSIGNMENTS (continued)
Airlines (continued)
United Airlines, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.50% (A), 04/21/2028	$ 598,909	$ 593,585

		3,262,472

Auto Components - 0.2%
DexKo Global, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 4.72% (A), 10/04/2028	67,061	65,301
Term Loan B,
3-Month LIBOR + 3.75%, 4.72% (A), 10/04/2028	352,072	342,830
Les Schwab Tire Centers Term Loan B, 3-Month LIBOR + 3.25%, 4.00% (A), 11/02/2027	633,639	623,870
Mavis Tire Express Services Corp. Term Loan B, 1-Month LIBOR + 4.00%, 4.75% (A), 05/04/2028	760,272	754,675
TI Group Automotive Systems LLC Term Loan, 3-Month LIBOR + 3.25%, 4.26% (A), 12/16/2026	120,342	119,289

		1,905,965

Beverages - 0.0% (E)
Triton Water Holdings, Inc. Term Loan, 3-Month LIBOR + 3.50%, 4.51% (A), 03/31/2028	322,563	313,222

Biotechnology - 0.1%
Curium BidCo SARL
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.76% (A), 10/27/2028	168,062	168,903
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (A), 12/02/2027	436,381	430,926

		599,829

Building Products - 0.2%
CD&R Hydra Buyer, Inc. Term Loan, 1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	880,841	869,831
DiversiTech Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.76% (A), 12/22/2028 (G)	343,056	336,623
Delayed Draw Term Loan,
1-Month LIBOR + 3.75%, 3.75% (A), 12/22/2028 (G)	24,000	23,550
LBM Acquisition LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 12/17/2027 (G)	601,419	566,236

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 3.39% (A), 02/01/2027	$ 533,715	$ 517,513
Term Loan B1,
3-Month LIBOR + 3.00%, 3.76% (A), 06/11/2028	113,472	110,399
Specialty Building Products Holdings LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.30% (A), 10/15/2028 (G)	547,660	519,364

		2,943,516

Capital Markets - 0.3%
Advisor Group, Inc. Term Loan, 1-Month LIBOR + 4.50%, 5.26% (A), 07/31/2026	904,202	900,503
Camelot US Acquisition 1 Co. Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (A), 10/30/2026	574,162	567,703
CQP Holdco LP Term Loan B, 3-Month LIBOR + 3.75%, 4.76% (A), 06/05/2028	709,984	707,617
Deerfield Dakota Holding LLC Term Loan B, 3-Month SOFR + 3.75%, 4.75% (A), 04/09/2027	381,779	380,415
HighTower Holdings LLC Term Loan B, 3-Month LIBOR + 4.00%, 5.10% (A), 04/21/2028	293,428	289,516
NEXUS Buyer LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 11/09/2026	829,549	822,161
PAI Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 4.74% (A), 10/28/2027	456,270	449,712

		4,117,627

Chemicals - 0.3%
ASP Unifrax Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 3.97% - 4.73% (A), 12/12/2025	723,529	699,472
Hyperion Materials & Technologies, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 5.01% (A), 08/30/2028	187,610	185,734
Natgasoline LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.31% (A), 11/14/2025	548,582	538,982

	Principal	Value

LOAN ASSIGNMENTS (continued)
Chemicals (continued)
New Arclin US Holding Corp. Term Loan, 1-Month LIBOR + 3.75%, 4.51% (A), 09/30/2028	$ 134,288	$ 130,427
Olympus Water US Holding Corp.
Term Loan,
3-Month SOFR + 4.50%, 5.30% (A), 11/09/2028	45,869	45,123
Term Loan B,
3-Month LIBOR + 3.75%, 4.75% (A), 11/09/2028	356,647	349,768
RelaDyne, Inc. Term Loan B, 1-Month SOFR + 4.25%, 4.75% (A), 12/22/2028 (G)	304,391	301,220
Starfruit Finco BV Term Loan B, 3-Month LIBOR + 3.00%, 4.01% (A), 10/01/2025	533,872	525,363
Trinseo Materials Operating SCA Term Loan B2, 1-Month LIBOR + 2.50%, 2.76% (A), 05/03/2028	541,447	534,293

		3,310,382

Commercial Services & Supplies - 0.7%
Amentum Government Services Holdings LLC Term Loan, 3-Month SOFR + 4.00%, 4.50% - 4.78% (A), 02/15/2029	423,171	419,468
APX Group, Inc. Term Loan B, 1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 4.05% - 6.00% (A), 07/10/2028	715,440	707,888
Asurion LLC
2nd Lien Term Loan B3,
1-Month LIBOR + 5.25%, 6.01% (A), 01/31/2028	279,330	271,183
2nd Lien Term Loan B4,
1-Month LIBOR + 5.25%, 6.01% (A), 01/20/2029	225,548	218,429
Term Loan B6,
1-Month LIBOR + 3.13%, 3.89% (A), 11/03/2023	277,688	276,358
Term Loan B8,
1-Month LIBOR + 3.25%, 4.01% (A), 12/23/2026	377,035	368,237
Term Loan B9,
1-Month LIBOR + 3.25%, 4.01% (A), 07/31/2027	330,827	322,970
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.26% (A), 02/09/2026	636,518	632,767
Term Loan,
1-Month SOFR + 3.75%, 4.45% (A), 12/29/2028	71,583	71,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Colibri Group LLC Term Loan, 3-Month SOFR + 5.00%, 6-Month SOFR + 5.00%, 5.77% - 5.95% (A), 03/12/2029	$ 328,138	$ 326,703
Covanta Holding Corp.
Term Loan B,
1-Month LIBOR + 2.50%, 3.26% (A), 11/30/2028	174,554	173,599
Term Loan C,
1-Month LIBOR + 2.50%, 3.26% (A), 11/30/2028	13,075	13,004
Creative Artists Agency LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 11/27/2026	761,786	758,095
Element Materials Technology Group US Holdings, Inc. TBD, 04/12/2029 (G) (H)	127,764	127,485
Ensemble RCM LLC Term Loan, 3-Month LIBOR + 3.75%, 4.99% (A), 08/03/2026	413,939	412,386
Garda World Security Corp. Term Loan B, 1-Month LIBOR + 4.25%, 4.92% (A), 10/30/2026	640,191	633,255
GFL Environmental, Inc. Term Loan, 3-Month LIBOR + 3.00%, 4.24% (A), 05/30/2025	450,841	449,545
IBC Capital Ltd. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.67% (A), 09/11/2023	620,155	605,581
Prime Security Services Borrower LLC Term Loan, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.50% (A), 09/23/2026 (G)	902,159	890,601
SITEL Worldwide Corp. Term Loan, 1-Month LIBOR + 3.75%, 4.52% (A), 08/28/2028	541,138	535,558
Sotheby’s Term Loan B, 3-Month LIBOR + 4.50%, 5.54% (A), 01/15/2027	856,686	854,187

		9,068,367

Communications Equipment - 0.0% (E)
ViaSat, Inc. Term Loan, 1-Month SOFR + 4.50%, 5.00% (A), 03/02/2029	523,850	519,921

Construction & Engineering - 0.2%
Osmose Utilities Services, Inc. Term Loan, 1-Month LIBOR + 3.25%, 4.01% (A), 06/23/2028	297,093	292,451

	Principal	Value

LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Service Logic Acquisition, Inc. Term Loan, 2-Month LIBOR + 4.00%, 5.01% - 5.24% (A), 10/29/2027	$ 434,712	$ 427,104
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 7.26% (A), 05/14/2029	128,309	127,026
Term Loan,
1-Month LIBOR + 3.50%, 4.26% (A), 05/12/2028 (G)	296,843	293,557
VM Consolidated, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 4.26% (A), 03/19/2028	542,809	537,890
WIN Waste Innovations Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.76% (A), 03/24/2028	342,203	337,925

		2,015,953

Construction Materials - 0.1%
Foley Products Co. LLC Term Loan, 3-Month SOFR + 4.75%, 5.55% (A), 12/29/2028	387,331	381,521
Potters Industries LLC Term Loan B, 3-Month LIBOR + 4.00%, 5.01% (A), 12/14/2027	406,706	403,147

		784,668

Containers & Packaging - 0.4%
Berlin Packaging LLC
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.25% - 4.76% (A), 03/11/2028	238,444	235,677
Term Loan B,
3-Month LIBOR + 3.25%, 4.05% (A), 03/11/2028	404,799	398,221
BWAY Holding Co. Term Loan B, 1-Month LIBOR + 3.25%, 3.71% (A), 04/03/2024	595,349	583,257
Charter NEX US, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.51% (A), 12/01/2027	497,047	494,018
Clydesdale Acquisition Holdings, Inc. Term Loan B, 3-Month SOFR + 4.25%, 4.78% (A), 04/13/2029	367,561	362,549
LABL, Inc. 1st Lien Term Loan, 1-Month LIBOR + 5.00%, 5.76% (A), 10/29/2028	542,074	530,690

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.76% (A), 11/30/2027	$ 428,962	$ 425,101
Reynolds Group Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.26% (A), 09/20/2028	597,759	582,068
TricorBraun Holdings, Inc. Term Loan, 1-Month LIBOR + 3.25%, 4.01% (A), 03/03/2028	656,491	641,063
Trident TPI Holdings, Inc.
Delayed Draw Term Loan,
1-Month LIBOR + 4.00%, 4.00% - 4.76% (A), 09/15/2028	18,062	17,810
Term Loan,
1-Month LIBOR + 4.00%, 4.76% (A), 09/15/2028	202,583	199,755
Term Loan B1,
3-Month LIBOR + 3.25%, 4.26% (A), 10/17/2024	465,980	462,873

		4,933,082

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.52% (A), 05/18/2025	1,219,749	1,196,879

Diversified Financial Services - 0.1%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month SOFR + 4.50%, 5.00% (A), 08/09/2026	681,535	678,128

Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Term Loan B, 3-Month LIBOR + 3.25%, 3.80% (A), 11/30/2027	464,695	460,048
Intelsat Jackson Holdings SA Term Loan B3, Prime Rate + 4.75%, 8.25% (A), 11/27/2023	3,245	3,145
Iridium Satellite LLC Term Loan B2, 1-Month LIBOR + 2.50%, 3.26% (A), 11/04/2026	644,656	640,022
Telesat Canada Term Loan B5, 1-Month LIBOR + 2.75%, 3.52% (A), 12/07/2026	919,666	665,225
Virgin Media Bristol LLC Term Loan Q, 1-Month LIBOR + 3.25%, 3.80% (A), 01/31/2029	342,000	340,005

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.76% (A), 03/09/2027	$ 432,636	$ 409,742

		2,518,187

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.51% (A), 12/02/2024	530,574	525,931
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	347,000	345,959
Gates Global LLC Term Loan B3, 1-Month LIBOR + 2.50%, 3.26% (A), 03/31/2027	401,871	393,977

		1,265,867

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc. Term Loan B, TBD, 12/08/2028 (G) (H)	209,915	208,813
Ingram Micro, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 4.51% (A), 06/30/2028	294,309	292,715
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 4.50% (A), 08/20/2025	801,198	785,675

		1,287,203

Energy Equipment & Services - 0.0% (E)
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 3.31% (A), 05/09/2025	163,081	161,314
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 06/03/2027	350,109	350,547

		511,861

Entertainment - 0.0% (E)
AMC Entertainment Holdings, Inc. Term Loan B, TBD, 04/22/2026 (G) (H)	623,393	555,112

Food Products - 0.1%
Nomad Foods Europe Midco Ltd. Term Loan B4, 3-Month LIBOR + 2.25%, 2.76% (A), 05/15/2024	863,900	856,649

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 10/23/2028	282,397	277,423

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.00%, 3.45% (A), 06/30/2025	$ 691,365	$ 689,312

		966,735

Health Care Providers & Services - 0.4%
Aveanna Healthcare LLC
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.50% (A), 12/10/2029	128,571	122,786
Delayed Draw Term Loan, TBD, 07/17/2028 (G) (H)	77,397	75,994
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (A), 07/17/2028	331,144	325,142
Bella Holding Co. LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 05/10/2028	400,582	397,178
Cano Health LLC Term Loan, 6-Month SOFR + 4.00%, 4.51% (A), 11/23/2027	269,840	265,456
CHG Healthcare Services, Inc. Term Loan, 3-Month LIBOR + 3.50%, 6-Month LIBOR + 3.50%, 4.51% - 5.00% (A), 09/29/2028	366,697	364,084
Gainwell Acquisition Corp. Term Loan B, 3-Month LIBOR + 4.00%, 5.01% (A), 10/01/2027	599,215	596,718
ICON Luxembourg SARL Term Loan, 3-Month LIBOR + 2.25%, 3.31% (A), 07/03/2028	230,909	229,216
Option Care Health, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.51% (A), 10/27/2028	306,311	305,067
Quantum Health, Inc. Term Loan, 3-Month LIBOR + 4.50%, 5.51% (A), 12/22/2027	600,136	594,135
Radnet Management, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.75% (A), 04/21/2028	350,004	346,285
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.50% (A), 11/16/2025	821,898	811,316
Upstream Rehabilition, Inc. Term Loan, 1-Month SOFR + 4.25%, 5.06% (A), 11/20/2026	723,117	715,283

		5,148,660

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Technology - 0.2%
Athenahealth, Inc. Term Loan B, 1-Month SOFR + 3.50%, 4.01% (A), 02/15/2029	$ 589,536	$ 582,462
Change Healthcare Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	731,320	729,491
Navicure, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.76% (A), 10/22/2026	668,438	667,185

		1,979,138

Hotels, Restaurants & Leisure - 1.1%
Aimbridge Acquisition Co., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 02/02/2026 (G)	760,000	724,533
Carnival Corp.
Term Loan B,
3-Month LIBOR + 3.00%, 3.75% (A), 06/30/2025	465,640	457,259
3-Month LIBOR + 3.25%, 4.00% (A), 10/18/2028	203,479	199,918
Connect Finco SARL Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (A), 12/11/2026	633,080	628,596
Everi Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.50%, 3.01% (A), 08/03/2028	416,916	413,372
Fertitta Entertainment LLC Term Loan B, 1-Month SOFR + 4.00%, 4.70% (A), 01/27/2029	446,392	443,957
Fogo De Chao, Inc. Term Loan, 1-Month LIBOR + 4.25%, 5.25% (A), 04/07/2025	584,000	574,024
Golden Nugget LLC Term Loan, 1-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	5,910
Herschend Entertainment Co. LLC Term Loan, 1-Month LIBOR + 3.75%, 4.56% (A), 08/27/2028	178,409	176,848
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (A), 08/02/2028	586,212	583,525
Hornblower Sub LLC Repriced Term Loan B, 3-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025 (G)	1,013,807	1,044,222

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp.
Term Loan B,
1-Month SOFR + 3.00%, 3.75% (A), 12/15/2027	$ 126,227	$ 124,333
6-Month LIBOR + 2.75%, 3.76% (A), 02/05/2025	593,109	587,178
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 4.26% (A), 11/12/2026	46,015	44,999
Term Loan B1,
3-Month LIBOR + 3.25%, 4.26% (A), 11/12/2026	350,117	342,386
NEP / NCP Holdco, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.01% (A), 10/20/2025	922,036	902,731
PCI Gaming Authority Term Loan, 1-Month LIBOR + 2.50%, 3.26% (A), 05/29/2026	325,118	322,781
Penn National Gaming, Inc. TBD, 04/20/2029 (G) (H)	123,153	122,588
PF Chang’s China Bistro, Inc. Term Loan B, 1-Month LIBOR + 6.25%, 7.01% (A), 03/01/2026	900,102	869,723
Playa Resorts Holding BV Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (A), 04/29/2024	929,568	912,526
Scientific Games Holdings LP Term Loan B, 3-Month SOFR + 3.50%, 4.18% (A), 04/04/2029 (G)	425,260	420,552
Scientific Games International, Inc. Term Loan, 3-Month SOFR + 3.00%, 3.57% (A), 04/14/2029	339,189	335,903
SeaWorld Parks & Entertainment, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.81% (A), 08/25/2028	795,659	783,127
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.25%, 3.76% (A), 02/08/2027 (G)	291,239	287,526
Travelport Finance SARL
Term Loan,
3-Month LIBOR + 5.00%, PIK Rate 1.75%, Cash Rate 0.00%, 1.75% - 6.01% (A), 05/29/2026 (I)	848,917	711,817
3-Month LIBOR + 1.50%, PIK Rate 7.25%, Cash Rate 0.00%, 2.50% - 7.25% (A), 02/28/2025 (I)	657,249	670,941
Twin River Worldwide Holdings, Inc. Term Loan B, 6-Month LIBOR + 3.25%, 3.75% (A), 10/02/2028	342,000	338,537

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Univision Communications, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 01/31/2029	$ 85,473	$ 84,554
Whatabrands LLC Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 08/03/2028	461,012	455,537

		13,569,903

Household Durables - 0.1%
C.H.I. Overhead Doors, Inc. Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 07/31/2025	598,175	592,193
CNT Holdings I Corp. Term Loan, 3-Month LIBOR + 3.50%, 4.25% (A), 11/08/2027	398,992	394,105
Runner Buyer, Inc. Term Loan B, 3-Month LIBOR + 5.50%, 6.26% (A), 10/20/2028	231,654	216,596

		1,202,894

Household Products - 0.0% (E)
Diamond BV Term Loan B, 1-Month LIBOR + 2.75%, 3.51% - 3.99% (A), 09/29/2028	526,443	507,360

Insurance - 0.4%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 4.01% (A), 05/09/2025	837,754	829,272
Term Loan B4,
1-Month LIBOR + 3.50%, 4.05% (A), 11/06/2027	72,999	72,460
AmWINS Group, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.00% - 3.01% (A), 02/19/2028	591,565	580,684
Broadstreet Partners, Inc. Term Loan B2, 1-Month LIBOR + 3.25%, 4.01% (A), 01/27/2027	264,039	260,959
Hub International Ltd. Term Loan B, 3-Month LIBOR + 3.25%, 4.35% (A), 04/25/2025	369,886	367,717
Hyperion Insurance Group Ltd. Term Loan B, 1-Month LIBOR + 3.25%, 4.06% (A), 11/12/2027 (G)	721,974	710,693
LEB Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.75%, 4.76% (A), 11/02/2027	548,137	540,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Insurance (continued)
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 12/31/2025	$ 915,773	$ 905,853

		4,267,781

Internet & Catalog Retail - 0.0% (E)
CNT Holdings I Corp. 2nd Lien Term Loan, 3-Month LIBOR + 6.75%, 7.50% (A), 11/06/2028	205,369	204,086

IT Services - 0.2%
Allied Universal Holdco LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 05/12/2028	426,205	414,951
Banff Merger Sub, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.51% (A), 10/02/2025	294,456	290,444
Moneygram International, Inc. Term Loan B, 6-Month LIBOR + 4.50%, 4.95% (A), 07/21/2026	321,029	319,344
Peraton Corp. Term Loan B, 1-Month LIBOR + 3.75%, 4.51% (A), 02/01/2028	773,995	767,222
Rackspace Technology Global, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.50% (A), 02/15/2028 (G)	426,484	416,089
Tempo Acquisition LLC Term Loan B, 1-Month SOFR + 3.00%, 3.70% (A), 08/31/2028	335,925	333,196

		2,541,246

Leisure Products - 0.0% (E)
K-Mac Holdings Corp. Term Loan, 1-Month LIBOR + 3.50%, 4.00% (A), 07/21/2028	314,093	309,853

Life Sciences Tools & Services - 0.0% (E)
Parexel International Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.26% (A), 11/15/2028	484,315	480,532

Machinery - 0.3%
Circor International, Inc. Term Loan B, 1-Month LIBOR + 5.50%, 6.13% (A), 12/20/2028	301,716	294,928
Engineered Machinery Holdings, Inc. Term Loan, 3-Month LIBOR + 3.75%, 4.76% (A), 05/19/2028	424,176	421,790

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery (continued)
Filtration Group Corp. Term Loan, 1-Month LIBOR + 3.50%, 4.26% (A), 10/21/2028 (G)	$ 365,974	$ 361,308
Hayward Industries, Inc. Term Loan, 1-Month LIBOR + 2.50%, 3.26% (A), 05/30/2028	359,800	355,752
Madison IAQ LLC Term Loan, 6-Month LIBOR + 3.25%, 4.52% (A), 06/21/2028	205,717	200,060
OEConnection LLC Term Loan B, 1-Month LIBOR + 4.00%, 4.55% - 4.76% (A), 09/25/2026	721,726	714,509
Patriot Container Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.75% (A), 03/20/2025	773,960	735,262

		3,083,609

Media - 0.6%
Arches Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 12/06/2027	455,685	443,937
CMG Media Corp. Term Loan, 1-Month LIBOR + 3.50%, 4.26% (A), 12/17/2026	792,114	779,808
Cogeco Financing 2 LP Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (A), 09/01/2028	479,616	472,422
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 3.05% (A), 04/15/2027	687,461	673,425
Dotdash Meredith, Inc. Term Loan B, 1-Month SOFR + 4.00%, 4.50% (A), 12/01/2028	600,628	594,121
E.W. Scripps Co. Term Loan B3, 1-Month LIBOR + 3.00%, 3.51% (A), 01/07/2028	351,797	350,093
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 2.96% (A), 01/02/2026	373,843	370,935
Term Loan D,
1-Month LIBOR + 3.00%, 3.46% (A), 12/01/2028	116,716	115,841
NAI Entertainment Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3.50% (A), 05/08/2025	450,000	441,562

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.96% (A), 09/18/2026	$ 502,433	$ 498,193
Rentpath, Inc. 2nd Lien Term Loan, 13.25% (A), 05/03/2028 (J) (K) (L)	604,214	3,021
United Talent Agency LLC Term Loan B, 3-Month LIBOR + 4.00%, 5.01% (A), 07/07/2028	609,526	600,383
Univision Communications, Inc. 1st Lien Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 03/15/2026	830,711	823,027
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 3.05% (A), 04/30/2028	559,305	548,119

		6,714,887

Metals & Mining - 0.2%
US Silica Co. Term Loan B, 1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	1,145,798	1,130,759
WP CPP Holdings LLC Term Loan, 3-Month LIBOR + 3.75%, 4.75% - 4.99% (A), 04/30/2025	794,578	747,400

		1,878,159

Mortgage Real Estate Investment Trusts - 0.0% (E)
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month LIBOR + 3.50%, 4.13% (A), 03/11/2028	544,629	536,459

Oil, Gas & Consumable Fuels - 0.3%
AL GCX Holdings LLC Term Loan TBD, 04/20/2029 (G) (H)	118,650	118,205
Buckeye Partners LP Term Loan B, 1-Month LIBOR + 2.25%, 2.71% (A), 11/01/2026	299,276	297,144
Centurion Pipeline Co. LLC Term Loan B, 1-Month LIBOR + 3.25%, 4.01% (A), 09/29/2025	296,931	292,384
EG America LLC Term Loan, 3-Month LIBOR + 4.00%, 5.00% (A), 02/07/2025	951,974	929,563
Lucid Energy Group II Borrower LLC Term Loan, 1-Month LIBOR + 4.25%, 5.00% (A), 11/24/2028	782,740	775,075

	Principal	Value

LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC Term Loan, 1-Month LIBOR + 3.75%, 4.51% (A), 10/18/2028	$ 486,826	$ 485,304
Oryx Midstream Services Permian Basin LLC Term Loan B, 3-Month LIBOR + 3.25%, 3.75% (A), 10/05/2028	430,711	428,289
TransMontaigne Operating Co. LP Term Loan B, 1-Month LIBOR + 3.50%, 4.00% - 4.05% (A), 11/17/2028 (G)	599,428	596,181

		3,922,145

Paper & Forest Products - 0.1%
Vertical US Newco, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 6-Month LIBOR + 3.50%, 4.02% (A), 07/30/2027	745,469	737,269

Personal Products - 0.1%
Coty, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 2.70% (A), 04/07/2025	682,129	661,949

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.51% (A), 11/27/2025	736,260	731,659
1-Month LIBOR + 3.00%, 3.76% (A), 06/02/2025	85,091	84,595
Organon & Co. Term Loan, 3-Month LIBOR + 3.00%, 3.56% (A), 06/02/2028	229,696	228,332

		1,044,586

Professional Services - 0.0% (E)
Prometric Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.00% (A), 01/29/2025	397,949	390,487

Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 3.51% (A), 08/01/2025	595,477	584,786
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.51% (A), 08/21/2025	580,737	573,841

		1,158,627

Road & Rail - 0.1%
Hertz Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 4.01% (A), 06/30/2028	295,176	293,608

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Road & Rail (continued)
Hertz Corp. (continued)
Term Loan C,
1-Month LIBOR + 3.25%, 4.01% (A), 06/30/2028	$ 56,050	$ 55,752
PODS LLC Term Loan B, 3-Month LIBOR + 3.00%, 3.75% (A), 03/31/2028	366,945	362,472

		711,832

Semiconductors & Semiconductor Equipment - 0.0% (E)
Altar Bidco, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 5.60%, 6.10% (A), 02/01/2030	22,132	21,782
Term Loan,
1-Month SOFR + 3.35%, 3.85% (A), 02/01/2029	312,810	307,922

		329,704

Software - 1.0%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.01% (A), 09/19/2024	578,698	576,856
2nd Lien Term Loan,
3-Month LIBOR + 5.50%, 6.51% (A), 09/19/2025	173,738	173,141
Aruba Investments, Inc. Term Loan, 6-Month LIBOR + 3.75%, 4.58% (A), 11/24/2027	5,283	5,213
Barracuda Networks, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 4.73% (A), 02/12/2025	596,970	595,601
Comet Acquisition, Inc. Term Loan, 3-Month LIBOR + 3.25%, 3.60% (A), 10/24/2025	781,201	767,774
Corel Corp. Term Loan, 3-Month LIBOR + 5.00%, 5.51% (A), 07/02/2026	816,461	808,636
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 8.76% (A), 12/29/2028	126,316	120,632
Term Loan,
3-Month LIBOR + 3.75%, 4.76% (A), 12/29/2027	358,150	338,452
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 7.76% (A), 02/19/2029	151,488	149,594
Term Loan B,
1-Month LIBOR + 4.00%, 4.76% (A), 10/16/2026	963,022	958,608

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 8.75% (A), 07/31/2028	$ 109,907	$ 111,658
Term Loan,
1-Month LIBOR + 3.25%, 4.01% (A), 07/30/2027	849,070	843,519
Helios Software Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.55% (A), 03/11/2028	456,070	452,193
ION Trading Finance Ltd. Term Loan, 1-Month LIBOR + 4.75%, 5.51% (A), 04/03/2028	602,197	597,963
McAfee LLC Term Loan B, 1-Month SOFR + 4.00%, 4.50% (A), 03/01/2029	598,298	586,481
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.25% (A), 12/17/2029 (G)	212,064	207,717
Term Loan,
3-Month LIBOR + 4.00%, 4.50% (A), 12/18/2028	393,293	389,852
Mitnick Corp. Purchaser, Inc. Term Loan, TBD, 05/02/2029 (G) (H)	103,013	102,730
NCR Corp. Term Loan, 3-Month LIBOR + 2.50%, 3.74% (A), 08/28/2026	571,632	554,483
Paysafe Holdings Corp. Term Loan B1, 1-Month LIBOR + 2.75%, 3.51% (A), 06/28/2028	331,200	319,056
Project Boost Purchaser LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.26% (A), 06/01/2026	998,184	981,964
Proofpoint, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 3.76% (A), 08/31/2028	418,088	411,062
RealPage, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.01% (A), 04/24/2028	459,351	452,001
Sophia LP Term Loan B, 3-Month SOFR + 4.25%, 4.95% (A), 10/07/2027 (G)	844,268	840,047
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 5.25%, 6.21% (A), 05/03/2027	63,678	63,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Ultimate Software Group, Inc. (continued)
Term Loan,
3-Month LIBOR + 3.25%, 4.21% (A), 05/04/2026	$ 78,729	$ 77,829
Term Loan B,
3-Month LIBOR + 3.75%, 4.76% (A), 05/04/2026	390,534	388,791
VS Buyer LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (A), 02/28/2027	401,448	397,056

		12,272,205

Specialty Retail - 0.3%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (A), 04/13/2028	61,613	61,266
Term Loan B3,
3-Month LIBOR + 2.25%, 3.50% (A), 10/30/2026	335,574	332,848
Franchise Group Intermediate Holdco LLC 1st Lien Term Loan B, 3-Month LIBOR + 4.75%, 5.50% (A), 03/10/2026	480,377	474,372
Great Outdoors Group LLC Term Loan B1, 1-Month LIBOR + 3.75%, 4.51% (A), 03/06/2028	771,807	763,124
Leslie’s Poolmart, Inc. Term Loan B, 3-Month LIBOR + 2.50%, 3.02% (A), 03/09/2028	397,997	392,027
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month LIBOR + 3.25%, 3.81% (A), 02/17/2028	372,862	364,162
Restoration Hardware, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.26% (A), 10/20/2028	361,841	347,217
Storable, Inc. Term Loan B, 1-Month SOFR + 3.50%, 3-Month SOFR + 3.50%, 4.15% - 4.20% (A), 04/17/2028	392,162	386,770
Wand NewCo 3, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.76% (A), 02/05/2026	311,727	296,530

		3,418,316

Technology Hardware, Storage & Peripherals - 0.0% (E)
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.25% (A), 11/06/2023	364,348	346,130

	Principal	Value

LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Term Loan B, 6-Month LIBOR + 3.25%, 3.75% (A), 04/28/2028	$ 349,044	$ 338,863
Tory Burch LLC Term Loan B, 1-Month LIBOR + 3.00%, 3.76% (A), 04/16/2028	409,694	396,037
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	711,346	683,070

		1,417,970

Trading Companies & Distributors - 0.0% (E)
Pro Mach Group, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 5.00% (A), 08/31/2028	179,951	178,901

Transportation Infrastructure - 0.0% (E)
KKR Apple Bidco LLC
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 6.51% (A), 09/21/2029	32,722	32,661
Term Loan,
1-Month LIBOR + 3.00%, 3.76% (A), 09/23/2028	196,583	194,406

		227,067

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.69%, 4.73% (A), 01/31/2026	758,632	749,529
Term Loan B13,
3-Month LIBOR + 4.00%, 4.51% (A), 08/14/2026	748,416	742,179
CCI Buyer, Inc. Term Loan, 3-Month LIBOR + 4.00%, 4.75% (A), 12/17/2027	602,004	592,034
Eagle Broadband Investments LLC Term Loan, 3-Month LIBOR + 3.00%, 4.06% (A), 11/12/2027	402,579	398,452

		2,482,194

Total Loan Assignments (Cost $119,391,778)		118,508,377

U.S. GOVERNMENT OBLIGATIONS - 14.7%
U.S. Treasury - 14.7%
U.S. Treasury Note
0.13%, 12/31/2022 - 06/30/2023	33,472,000	32,763,490
1.38%, 06/30/2023 - 11/15/2031	27,687,000	27,090,099
1.38%, 10/31/2028 (C)	401,000	363,657
1.50%, 02/29/2024 (C)	20,000,000	19,592,188
1.88%, 02/15/2032	80,000	73,150
2.00%, 04/30/2024	20,000,000	19,730,469
2.25%, 03/31/2024 - 04/30/2024 (C)	40,000,000	39,666,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.50%, 04/30/2024 - 05/15/2024	$ 38,900,000	$ 38,742,922

Total U.S. Government Obligations (Cost $178,955,861)		178,022,381

	Shares	Value
COMMON STOCKS - 0.1%
Energy Equipment & Services - 0.1%
Hi-Crush, Inc. (K)	3,934,542	1,101,672

Machinery - 0.0%
Ameriforge Group, Inc. (K) (M) (N) (O)	2,679	0

Total Common Stocks (Cost $564,177)		1,101,672

PREFERRED STOCKS - 0.3%
Banks - 0.1%
Bank of America Corp., Series K, Fixed until 05/02/2022, 6.45% (A) (C)	6,800	176,868
Customers Bancorp, Inc., 5.38% (M)	79,110	1,938,195

		2,115,063

Insurance - 0.1%
American Equity Investment Life Holding Co., Series A, Fixed until 12/01/2024, 5.95% (A) (C)	49,577	1,224,056
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (A)	10,512	267,531

		1,491,587

	Shares	Value

PREFERRED STOCKS (continued)
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP, Series A-1, 6.50%	28,625	$ 628,032

Total Preferred Stocks (Cost $4,362,224)		4,234,682

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bill
0.65% (P), 08/25/2022	$33,000,000	32,888,917
0.89% (P), 12/29/2022	34,000,000	33,664,160
1.02% (P), 01/26/2023 (C)	40,000,000	39,514,604

Total Short-Term U.S. Government Obligations (Cost $106,430,618)		106,067,681

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 5.2%
Money Market Fund - 5.2%
State Street Institutional U.S. Government Money Market Fund, 0.29% (P)	62,699,660	62,699,660

Total Short-Term Investment Company (Cost $62,699,660)		62,699,660

OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (P)	71,076,128	71,076,128

Total Other Investment Company (Cost $71,076,128)		71,076,128

Total Investments (Cost $1,336,661,962)		1,287,368,932
Net Other Assets (Liabilities) - (6.1)%		(74,349,714)

Net Assets - 100.0%		$1,213,019,218

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(750)	06/21/2022	$(94,697,475)	$(89,367,187)	$5,330,288	$—
10-Year U.S. Treasury Ultra Note	(300)	06/21/2022	(41,886,774)	(38,700,000)	3,186,774	—
German Euro BOBL	(70)	06/08/2022	(9,715,811)	(9,391,800)	324,011	—
German Euro Bund	(112)	06/08/2022	(19,333,329)	(18,147,339)	1,185,990	—
German Euro BUXL	(14)	06/08/2022	(2,864,915)	(2,525,256)	339,659	—

Total Futures Contracts					$10,366,722	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold	Unrealized Appreciation	Unrealized Depreciation
JPMS	05/12/2022	USD	41,269,189	EUR	36,315,000	$2,939,707	$—
JPMS	07/21/2022	USD	3,757,158	BRL	18,042,700	198,619	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation		Unrealized Depreciation
JPMS	07/21/2022	USD	4,261,323	CLP			3,488,958,493	$236,091	$—
JPMS	07/21/2022	USD	3,913,678	COP			14,932,521,262	192,335	—
JPMS	07/21/2022	USD	3,435,894	MXN			69,125,921	102,287	—
JPMS	07/21/2022	USD	4,067,919	PEN			15,433,686	84,339	—
JPMS	07/22/2022	USD	32,937,928	EUR			29,800,000	1,362,733	—
JPMS	07/22/2022	EUR	1,420,000	USD			1,538,208	—	(33,617)

Total					$5,116,111	$(33,617)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$155,686,640	$—	$155,686,640
Corporate Debt Securities	—	522,614,531	—	522,614,531
Foreign Government Obligations	—	67,357,180	—	67,357,180
Loan Assignments	—	118,508,377	—	118,508,377
U.S. Government Obligations	—	178,022,381	—	178,022,381
Common Stocks	—	1,101,672	0	1,101,672
Preferred Stocks	2,296,487	1,938,195	—	4,234,682
Short-Term U.S. Government Obligations	—	106,067,681	—	106,067,681
Short-Term Investment Company	62,699,660	—	—	62,699,660
Other Investment Company	71,076,128	—	—	71,076,128

Total Investments	$136,072,275	$1,151,296,657	$0	$1,287,368,932

Other Financial Instruments
Futures Contracts (S)	$10,366,722	$—	$—	$10,366,722
Forward Foreign Currency Contracts (S)	—	5,116,111	—	5,116,111

Total Other Financial Instruments	$10,366,722	$5,116,111	$—	$15,482,833

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (S)	$—	$(33,617)	$—	$(33,617)

Total Other Financial Instruments	$—	$(33,617)	$—	$(33,617)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $312,068,093, representing 25.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $107,045,733, collateralized by cash collateral of $71,076,128 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $38,201,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $192,569,708, representing 15.9% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at April 30, 2022 where the rate will be determined at time of settlement.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2022, the value of this security is $3,021, representing less than 0.1% of the Fund’s net assets.
(K)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan 13.25%, 05/03/2028	04/06/2021	$105,125	$3,021	0.0	%(E)

Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	473,091	1,101,672	0.1

Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0

Total			$669,484	$1,104,693	0.1%

(L)	Non-income producing security.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $1,938,195, representing 0.2% of the Fund’s net assets.
(N)	Security deemed worthless.
(O)	Security is Level 3 of the fair value hierarchy.
(P)	Rates disclosed reflect the yields at April 30, 2022.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.2%
Raytheon Technologies Corp.	230,811	$21,906,272

Automobiles - 2.8%
Tesla, Inc. (A)	58,239	50,712,192

Beverages - 2.6%
Constellation Brands, Inc., Class A	96,914	23,849,566
Monster Beverage Corp. (A)	276,482	23,688,978

		47,538,544

Biotechnology - 3.1%
Regeneron Pharmaceuticals, Inc. (A)	34,447	22,704,362
Seagen, Inc. (A)	81,270	10,647,183
Vertex Pharmaceuticals, Inc. (A)	89,215	24,375,322

		57,726,867

Building Products - 2.6%
Builders FirstSource, Inc. (A)	231,353	14,244,404
Fortune Brands Home & Security, Inc.	206,255	14,695,669
Johnson Controls International PLC	303,741	18,184,974

		47,125,047

Capital Markets - 1.6%
Morgan Stanley	150,506	12,129,278
S&P Global, Inc.	43,544	16,394,316

		28,523,594

Chemicals - 1.1%
PPG Industries, Inc.	162,865	20,845,091

Consumer Finance - 2.0%
American Express Co.	212,498	37,125,526

Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.	218,261	14,760,991

Entertainment - 1.4%
Roku, Inc. (A)	91,563	8,506,203
Walt Disney Co. (A)	150,559	16,806,901

		25,313,104

Equity Real Estate Investment Trusts - 1.8%
Prologis, Inc.	129,782	20,802,757
Rexford Industrial Realty, Inc.	157,765	12,311,980

		33,114,737

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (A)	38,350	11,118,048
Edwards Lifesciences Corp. (A)	181,515	19,200,657
Teleflex, Inc.	55,309	15,797,357

		46,116,062

Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	72,163	36,698,494

Hotels, Restaurants & Leisure - 4.5%
Airbnb, Inc., Class A (A)	137,763	21,106,669
Booking Holdings, Inc. (A)	12,896	28,504,158
Chipotle Mexican Grill, Inc. (A)	17,414	25,347,992
Penn National Gaming, Inc. (A)	210,007	7,679,956

		82,638,775

Interactive Media & Services - 7.3%
Alphabet, Inc., Class A (A)	36,495	83,288,524
Meta Platforms, Inc., Class A (A)	252,248	50,568,157

		133,856,681

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (A)	37,186	$ 92,430,637
Etsy, Inc. (A)	91,718	8,547,201

		100,977,838

IT Services - 5.7%
Block, Inc. (A)	119,478	11,892,840
FleetCor Technologies, Inc. (A)	100,517	25,081,002
Global Payments, Inc.	113,109	15,493,671
Mastercard, Inc., Class A	143,876	52,281,661

		104,749,174

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	51,434	28,438,887

Machinery - 2.6%
Deere & Co.	83,100	31,374,405
Nordson Corp.	71,711	15,467,346

		46,841,751

Pharmaceuticals - 2.6%
Eli Lilly & Co.	166,298	48,580,635

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (A)	257,971	22,061,680
Entegris, Inc.	85,755	9,552,250
KLA Corp.	63,443	20,254,812
Marvell Technology, Inc.	253,982	14,751,275
MKS Instruments, Inc.	86,579	9,868,274
NVIDIA Corp.	246,626	45,741,724
Teradyne, Inc.	116,327	12,267,845
Texas Instruments, Inc.	159,982	27,236,936

		161,734,796

Software - 18.6%
Adobe, Inc. (A)	61,870	24,497,427
Avalara, Inc. (A)	130,140	9,899,750
Five9, Inc. (A)	130,751	14,395,685
Microsoft Corp.	602,899	167,316,530
Palo Alto Networks, Inc. (A) (B)	48,185	27,045,277
Paycom Software, Inc. (A)	50,523	14,220,709
Qualtrics International, Inc., Class A (A)	346,026	6,415,322
Salesforce, Inc. (A)	154,495	27,181,850
ServiceNow, Inc. (A)	54,431	26,023,461
Workday, Inc., Class A (A)	115,399	23,852,973

		340,848,984

Specialty Retail - 1.7%
TJX Cos., Inc.	514,752	31,544,002

Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	1,183,515	186,581,139
NetApp, Inc.	246,191	18,033,491

		204,614,630

Textiles, Apparel & Luxury Goods - 3.0%
Lululemon Athletica, Inc. (A)	70,805	25,109,577
NIKE, Inc., Class B	236,468	29,487,560

		54,597,137

Total Common Stocks (Cost $1,121,751,413)		1,806,929,811

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $34,733,451 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 09/30/2028, and with a value of $35,428,171.	$34,733,451	$ 34,733,451

Total Repurchase Agreement (Cost $34,733,451)		34,733,451

Total Investments (Cost $1,156,484,864)		1,841,663,262
Net Other Assets (Liabilities) - (0.3)%		(6,192,650)

Net Assets - 100.0%		$1,835,470,612

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,806,929,811	$—	$—	$1,806,929,811
Repurchase Agreement	—	34,733,451	—	34,733,451

Total Investments	$1,806,929,811	$34,733,451	$—	$1,841,663,262

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $24,238,316 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,733,636. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2022

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Opportunities
Assets:
Investments, at value (A) (B)	$122,489,382	$1,546,404,358	$2,359,328,457	$304,301,997	$1,005,130,120
Repurchase agreements, at value (C)	—	2,519,315	34,486,190	15,570,874	—
Cash	1,118,115	—	—	—	36,383,390
Cash collateral pledged at broker for:
TBA commitments	283,000	2,927,219	—	—	—
OTC derivatives (E)	—	19	2,820,000	310,000	—
Foreign currency, at value (D)	—	—	1,048	479,148	4,308,755
Receivables and other assets:
Investments sold	802,518	1,228,248	28,524,671	1,901,926	10,564,807
When-issued, delayed-delivery, forward and TBA commitments sold	—	1,992,500	—	—	—
Net income from securities lending	545	7,486	80,525	1,752	23,442
Shares of beneficial interest sold	—	3,349,266	5,800,892	437,929	—
Dividends	42,763	—	—	210	3,016,094
Interest	244,389	10,441,409	—	4,995,171	—
Tax reclaims	1,863	119	28,499	79,839	173,790
Due from distributor	32,677	—	—	—	—
Contributions from affiliate	—	62,212	1,956,677	726,667	4,733
Variation margin receivable on futures contracts	102,174	5,681	—	—	1,653,852
Unrealized appreciation on forward foreign currency contracts	—	—	—	302,812	—
Prepaid expenses	394	4,954	8,099	1,180	4,581
Total assets	125,117,820	1,568,942,786	2,433,035,058	329,109,505	1,061,263,564

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,519,655	30,184,363	112,866,836	9,425,925	381,995
Cash collateral at broker for:
OTC derivatives (E)	—	—	8,643,000	490,000	—
Payables and other liabilities:
Investments purchased	638,705	498,453	19,835,581	865,554	9,962,172
When-issued, delayed-delivery, forward and TBA commitments purchased	9,070,879	46,224,860	—	—	243,636
Dividends and/or distributions	—	512,100	—	—	—
Shares of beneficial interest redeemed	176,956	6,827,604	10,118,116	2,260,056	3,001
Foreign capital gains tax	—	—	—	7,399	878,695
Due to custodian	—	4,093,410	2,876,677	1,096,667	—
Investment management fees	45,411	388,503	1,258,429	159,250	682,187
Distribution and service fees	26,655	68,938	360,066	4,516	—
Transfer agent fees	443	108,741	262,792	20,663	7,098
Trustees, CCO and deferred compensation fees	1,328	15,709	41,661	4,618	2,936
Audit and tax fees	18,129	23,399	23,014	23,676	9,135
Custody fees	4,042	49,772	94,901	32,498	110,845
Legal fees	946	1,669	16,256	706	8,383
Printing and shareholder reports fees	1,041	43,829	139,273	14,732	11,048
Registration fees	2,855	265	8,415	308	171
Other accrued expenses	4,674	12,388	30,880	5,180	7,415
Unrealized depreciation on forward foreign currency contracts	—	—	—	160,784	—
Total liabilities	11,511,719	89,054,003	156,575,897	14,572,532	12,308,717
Net assets	$113,606,101	$1,479,888,783	$2,276,459,161	$314,536,973	$1,048,954,847

Net assets consist of:
Paid-in capital	$90,951,675	$1,612,575,050	$2,954,780,629	$463,468,353	$1,274,970,582
Total distributable earnings (accumulated losses)	22,654,426	(132,686,267)	(678,321,468)	(148,931,380)	(226,015,735)
Net assets	$113,606,101	$1,479,888,783	$2,276,459,161	$314,536,973	$1,048,954,847

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Opportunities
Net assets by class:
Class A	$—	$124,157,911	$531,136,756	$9,688,467	$—
Class C	—	52,532,770	242,985,851	3,054,522	—
Class I	—	887,677,978	1,444,002,646	187,325,028	6,608,954
Class I2	—	320,691,079	35,693,662	90,218,603	972,557,107
Class I3	49,641,765	—	—	—	—
Class R	63,964,336	9,384	7,525	—	—
Class R6	—	94,819,661	22,632,721	24,250,353	69,788,786
Shares outstanding (unlimited shares, no par value):
Class A	—	14,522,211	21,592,249	1,068,302	—
Class C	—	6,186,358	14,525,242	338,896	—
Class I	—	103,622,260	54,096,073	20,477,646	800,575
Class I2	—	37,412,466	4,738,406	9,899,442	117,748,959
Class I3	4,301,543	—	—	—	—
Class R	5,542,672	1,099	306	—	—
Class R6	—	11,073,771	3,003,985	2,661,789	8,398,868
Net asset value per share: (F)
Class A	$—	$8.55	$24.60	$9.07	$—
Class C	—	8.49	16.73	9.01	—
Class I	—	8.57	26.69	9.15	8.26
Class I2	—	8.57	7.53	9.11	8.26
Class I3	11.54	—	—	—	—
Class R	11.54	8.54	24.59	—	—
Class R6	—	8.56	7.53	9.11	8.31
Maximum offering price per share: (G)
Class A	$—	$8.98	$26.03	$9.52	$—

(A) Investments, at cost	$103,829,707	$1,660,344,597	$2,911,318,699	$345,175,022	$1,177,237,457
(B) Securities on loan, at value	$2,159,759	$30,775,099	$218,449,304	$12,991,478	$28,734,943
(C) Repurchase agreements, at cost	$—	$2,519,315	$34,486,190	$15,570,874	$—
(D) Foreign currency, at cost	$—	$—	$1,078	$483,172	$5,077,657

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond
Assets:
Investments, at value (A) (B)	$153,486,105	$491,616,242	$342,599,491	$164,064,342	$1,964,044,208
Repurchase agreements, at value (C)	2,290,739	49,260,250	291,406,813	—	13,407,101
Cash	54,694	617,310	—	576,882	10,876,876
Receivables and other assets:
Investments sold	2,437,160	277,907	—	2,121	12,528,000
When-issued, delayed-delivery, forward and TBA commitments sold	—	4,409,993	—	—	2,302,625
Net income from securities lending	1,219	4,492	—	1,522	84,854
Shares of beneficial interest sold	727,973	1,140,589	469,348	179,857	4,546,382
Dividends	470,236	—	—	—	—
Interest	30,071	1,502,246	115,677	621,579	27,521,303
Tax reclaims	—	—	—	1,863	—
Due from investment manager	—	—	16,756	—	—
Due from distributor	—	—	98,914	—	602
Contributions from affiliate	28,883	—	27,027	—	111,416
Prepaid expenses	742	1,914	330	505	5,189
Total assets	159,527,822	548,830,943	634,734,356	165,448,671	2,035,428,556

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,636,555	26,345	—	3,389,848	124,987,378
Payables and other liabilities:
Investments purchased	1,886,361	3,488	8,414,014	—	19,505,652
When-issued, delayed-delivery, forward and TBA commitments purchased	—	38,005,366	—	—	2,118,688
Dividends and/or distributions	—	119	8	—	23,909
Shares of beneficial interest redeemed	6,354	226,030	1,014,912	12,837	4,792,357
Due to custodian	—	—	26,755	—	—
Investment management fees	129,706	251,074	124,183	39,777	789,376
Distribution and service fees	11,464	16,230	255,378	11,640	42,763
Transfer agent fees	8,146	16,487	35,827	901	79,560
Trustees, CCO and deferred compensation fees	2,191	3,594	7,461	2,049	15,197
Audit and tax fees	18,909	21,171	14,897	18,631	25,210
Custody fees	8,158	14,654	39,844	6,239	63,727
Legal fees	1,460	2,237	41,318	51	8,389
Printing and shareholder reports fees	4,771	4,778	5,401	1,248	29,855
Registration fees	2,234	1,674	2,345	418	304
Other accrued expenses	1,962	4,975	16,980	1,523	18,828
Unrealized depreciation on unfunded commitments	—	13,952	—	—	—
Total liabilities	4,718,271	38,612,174	9,999,323	3,485,162	152,501,193
Net assets	$154,809,551	$510,218,769	$624,735,033	$161,963,509	$1,882,927,363

Net assets consist of:
Paid-in capital	$302,063,738	$546,489,377	$624,708,379	$176,402,534	$2,033,975,250
Total distributable earnings (accumulated losses)	(147,254,187)	(36,270,608)	26,654	(14,439,025)	(151,047,887)
Net assets	$154,809,551	$510,218,769	$624,735,033	$161,963,509	$1,882,927,363

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond
Net assets by class:
Class A	$25,379,108	$18,143,721	$250,416,157	$—	$70,550,960
Class C	7,622,216	16,551,829	9,769,163	—	11,542,297
Class I	45,140,771	144,634,999	28,497,636	—	720,321,283
Class I2	76,667,456	330,888,220	3,286,006	—	760,247,610
Class I3	—	—	126,997,772	114,939,187	181,012,437
Class R	—	—	—	11,615,014	19,469,707
Class R2	—	—	128,396,344	—	—
Class R4	—	—	77,371,955	35,409,308	52,833,627
Class R6	—	—	—	—	66,949,442
Shares outstanding (unlimited shares, no par value):
Class A	3,545,862	1,945,015	250,425,939	—	8,496,350
Class C	1,067,262	1,773,613	9,765,998	—	1,395,889
Class I	6,307,074	15,583,981	28,472,115	—	86,005,996
Class I2	10,713,022	35,477,628	3,285,629	—	90,603,579
Class I3	—	—	127,011,771	12,140,142	21,579,248
Class R	—	—	—	1,223,382	2,320,956
Class R2	—	—	128,391,026	—	—
Class R4	—	—	77,373,881	3,739,821	6,294,149
Class R6	—	—	—	—	7,981,106
Net asset value per share: (D)
Class A	$7.16	$9.33	$1.00	$—	$8.30
Class C	7.14	9.33	1.00	—	8.27
Class I	7.16	9.28	1.00	—	8.38
Class I2	7.16	9.33	1.00	—	8.39
Class I3	—	—	1.00	9.47	8.39
Class R	—	—	—	9.49	8.39
Class R2	—	—	1.00	—	—
Class R4	—	—	1.00	9.47	8.39
Class R6	—	—	—	—	8.39
Maximum offering price per share: (E)
Class A	$7.58	$9.80	$1.00	$—	$8.71
Class R2	$—	$—	$1.00	$—	$—

(A) Investments, at cost	$114,384,690	$501,278,471	$342,599,491	$169,823,398	$2,121,478,058
(B) Securities on loan, at value	$5,347,406	$2,370,288	$—	$3,316,376	$125,359,829
(C) Repurchase agreements, at cost	$2,290,739	$49,260,250	$291,406,813	$—	$13,407,101

(D)

Net asset value per share for Class C, I, I2, I3, R, R2, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)

Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond
Assets:
Investments, at value (A) (B)	$21,183,835	$150,325,881	$134,688,960	$104,519,275	$1,692,830,699
Repurchase agreements, at value (C)	—	—	—	—	16,224,878
Cash	735,098	6,053,769	—	—	—
Cash collateral pledged at custodian for:
OTC derivatives (E)	—	—	—	—	18
Cash collateral pledged at broker for:
TBA commitments	—	—	—	—	6,319,792
Foreign currency, at value (D)	—	—	363	167,864	—
Receivables and other assets:
Investments sold	35,506	1,029,436	1,277,643	2,859	3,629,637
Net income from securities lending	419	213	1,731	588	2,246
Shares of beneficial interest sold	—	4,046,793	32,186	77,780	5,343
Interest	262,798	2,433,734	383,975	258,687	7,772,297
Tax reclaims	904	—	—	—	113
Due from distributor	—	4,385	—	—	—
Due from investment manager	516	—	—	—	—
Contributions from affiliate	281	11,379	103	—	—
Variation margin receivable on futures contracts	—	—	—	—	24,942
Unrealized appreciation on forward foreign currency contracts	—	—	1,615,698	378,301	—
Prepaid expenses	65	786	620	323	4,555
Total assets	22,219,422	163,906,376	138,001,279	105,405,677	1,726,814,520

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,495,080	—	2,157,750	3,864,498	6,827,531
Payables and other liabilities:
Investments purchased	85,630	—	2,012,931	503,233	18,783,932
When-issued, delayed-delivery, forward and TBA commitments purchased	—	835,062	—	—	274,843,653
Dividends and/or distributions	—	3,091	—	—	—
Shares of beneficial interest redeemed	—	782,142	1,002	5,237	33,795
Due to custodian	—	—	103	—	2,522,354
Investment management fees	—	59,737	48,677	28,148	434,455
Distribution and service fees	—	14,396	1,538	3,879	36,285
Transfer agent fees	201	14,095	2,384	553	8,576
Trustees, CCO and deferred compensation fees	93	1,567	1,186	1,234	14,388
Audit and tax fees	18,624	22,646	18,859	19,210	23,026
Custody fees	4,897	8,510	5,405	4,124	45,366
Legal fees	150	1,183	949	17	3,310
Printing and shareholder reports fees	423	3,260	192	930	11,835
Registration fees	6,426	2,248	2,805	320	185
Other accrued expenses	1,754	951	1,143	1,910	12,075
Unrealized depreciation on forward foreign currency contracts	—	—	69,142	845	—
Total liabilities	2,613,278	1,748,888	4,324,066	4,434,138	303,600,766
Net assets	$19,606,144	$162,157,488	$133,677,213	$100,971,539	$1,423,213,754

Net assets consist of:
Paid-in capital	$21,484,559	$182,124,982	$135,688,824	$102,322,311	$1,549,800,247
Total distributable earnings (accumulated losses)	(1,878,415)	(19,967,494)	(2,011,611)	(1,350,772)	(126,586,493)
Net assets	$19,606,144	$162,157,488	$133,677,213	$100,971,539	$1,423,213,754

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond
Net assets by class:
Class A	$—	$22,489,986	$2,375,641	$—	$—
Class C	—	11,310,020	1,279,851	—	—
Class I	1,048,126	128,346,400	14,572,479	—	—
Class I2	18,558,018	11,082	115,299,107	—	970,363,797
Class I3	—	—	—	90,742,391	299,939,837
Class R	—	—	—	9,096,887	26,769,830
Class R4	—	—	—	1,132,261	126,131,102
Class R6	—	—	150,135	—	9,188
Shares outstanding (unlimited shares, no par value):
Class A	—	2,079,456	228,965	—	—
Class C	—	1,044,407	126,846	—	—
Class I	114,829	11,866,683	1,393,090	—	—
Class I2	2,033,602	1,024	10,995,166	—	105,869,836
Class I3	—	—	—	8,752,478	32,662,382
Class R	—	—	—	876,770	2,911,069
Class R4	—	—	—	108,974	13,729,897
Class R6	—	—	14,312	—	1,000
Net asset value per share: (F)
Class A	$—	$10.82	$10.38	$—	$—
Class C	—	10.83	10.09	—	—
Class I	9.13	10.82	10.46	—	—
Class I2	9.13	10.82	10.49	—	9.17
Class I3	—	—	—	10.37	9.18
Class R	—	—	—	10.38	9.20
Class R4	—	—	—	10.39	9.19
Class R6	—	—	10.49	—	9.19
Maximum offering price per share: (G)
Class A	$—	$11.18	$10.90	$—	$—

(A) Investments, at cost	$23,034,372	$169,144,680	$137,738,033	$102,571,021	$1,787,325,526
(B) Securities on loan, at value	$2,490,326	$—	$2,987,077	$4,083,375	$6,938,420
(C) Repurchase agreements, at cost	$—	$—	$—	$—	$16,224,878
(D) Foreign currency, at cost	$—	$—	$377	$174,784	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock
Assets:
Investments, at value (A) (B)	$2,078,361,313	$5,294,016,870	$1,176,470,223	$666,664,752	$122,767,444
Repurchase agreements, at value (C)	—	111,023,285	7,650,829	2,841,288	—
Cash	—	—	—	—	2,830,532
Foreign currency, at value (D)	—	1,850	5,387,248	15,584	94,494
Receivables and other assets:
Investments sold	28,966,784	11,762,434	14,399,946	118,160	445,379
Net income from securities lending	—	72,506	80,921	10,350	27,321
Shares of beneficial interest sold	17,214,090	18,843,299	252	152,137	252
Dividends	—	22,417,515	5,815,694	4,601,307	723,940
Interest	27,377,756	—	—	—	—
Tax reclaims	—	18,276,496	2,946,077	1,317,851	274,563
Due from investment manager	41,171	—	—	—	—
Contributions from affiliate	836,293	2,226,718	—	239,032	1,386
Prepaid expenses	8,762	17,673	3,747	2,583	498
Total assets	2,152,806,169	5,478,658,646	1,212,754,937	675,963,044	127,165,809

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	348,764,521	82,804,472	23,713,203	24,300
Payables and other liabilities:
Investments purchased	—	7,536,353	—	—	445,407
Dividends and/or distributions	479,043	—	—	—	—
Shares of beneficial interest redeemed	15,515,203	5,538,198	3,113	187,486	881
Due to custodian	6,000,113	2,156,043	—	239,032	—
Investment management fees	546,471	2,865,457	767,917	507,673	74,398
Distribution and service fees	134,660	73,984	124	—	163
Transfer agent fees	176,987	319,101	7,746	25,411	872
Trustees, CCO and deferred compensation fees	21,499	38,354	11,477	5,912	673
Audit and tax fees	24,207	22,948	13,328	12,950	11,295
Custody fees	79,181	226,588	96,323	31,780	15,902
Legal fees	19,077	39,295	5,909	5,432	1,004
Printing and shareholder reports fees	39,977	122,239	12,700	11,877	1,124
Registration fees	4,839	780	2,392	1,183	7,655
Affiliated fund fees	6,524	—	—	—	—
Other accrued expenses	12,666	28,983	12,747	2,920	1,888
Total liabilities	23,060,447	367,732,844	83,738,248	24,744,859	585,562
Net assets	$2,129,745,722	$5,110,925,802	$1,129,016,689	$651,218,185	$126,580,247

Net assets consist of:
Paid-in capital	$2,317,413,404	$4,846,827,930	$971,507,601	$636,104,407	$119,393,784
Total distributable earnings (accumulated losses)	(187,667,682)	264,097,872	157,509,088	15,113,778	7,186,463
Net assets	$2,129,745,722	$5,110,925,802	$1,129,016,689	$651,218,185	$126,580,247

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock
Net assets by class:
Class A	$242,253,617	$171,924,923	$587,125	$—	$789,385
Class C	101,979,330	27,418,564	—	—	—
Class I	1,785,502,233	2,919,503,402	31,642	263,455,856	569,657
Class I2	10,542	1,389,888,153	1,115,618,383	387,762,329	111,500,450
Class I3	—	141,297,010	—	—	—
Class R	—	24,980,356	—	—	—
Class R4	—	16,644,269	—	—	—
Class R6	—	419,269,125	12,779,539	—	13,720,755
Shares outstanding (unlimited shares, no par value):
Class A	22,532,491	9,353,368	73,135	—	79,555
Class C	9,503,398	1,511,749	—	—	—
Class I	165,367,195	156,841,188	3,916	20,506,274	57,076
Class I2	976	74,636,741	138,761,331	30,149,866	11,194,361
Class I3	—	7,531,966	—	—	—
Class R	—	1,328,465	—	—	—
Class R4	—	887,778	—	—	—
Class R6	—	22,278,043	1,582,660	—	1,378,810
Net asset value per share: (E)
Class A	$10.75	$18.38	$8.03	$—	$9.92
Class C	10.73	18.14	—	—	—
Class I	10.80	18.61	8.08	12.85	9.98
Class I2	10.80	18.62	8.04	12.86	9.96
Class I3	—	18.76	—	—	—
Class R	—	18.80	—	—	—
Class R4	—	18.75	—	—	—
Class R6	—	18.82	8.07	—	9.95
Maximum offering price per share: (F)
Class A	$11.11	$19.45	$8.50	$—	$10.50

(A) Investments, at cost	$2,255,368,149	$4,950,840,018	$1,033,866,279	$647,682,845	$117,363,583
(B) Securities on loan, at value	$—	$354,778,915	$144,208,395	$43,960,403	$3,443,014
(C) Repurchase agreements, at cost	$—	$111,023,285	$7,650,829	$2,841,288	$—
(D) Foreign currency, at cost	$—	$1,856	$5,455,877	$16,019	$94,477

(E)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Assets:
Investments, at value (A) (B)	$2,338,786,889	$177,085,335	$770,316,147	$354,945,932	$318,521,489
Repurchase agreements, at value (C)	60,874,472	—	—	—	1,372,360
Cash	—	583,817	25,781,159	576,033	—
Foreign currency, at value (D)	—	—	525	—	—
Receivables and other assets:
Investments sold	—	—	488,553	32,071,854	1,599,376
Net income from securities lending	—	198	5,196	10,052	2,569
Shares of beneficial interest sold	446,014	66,060	271,374	5,257	4,718
Dividends	2,440,744	130,109	81,547	435,551	—
Tax reclaims	—	—	10,262	—	—
Contributions from affiliate	108,551	—	—	—	3,175
Prepaid expenses	8,478	638	2,795	1,238	662
Total assets	2,402,665,148	177,866,157	796,957,558	388,045,917	321,504,349

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	—	18,119,422	2,710,038	3,979,919
Cash collateral at broker for:
OTC derivatives (E)	—	—	610,000	—	—
Payables and other liabilities:
Investments purchased	13,616,849	—	4,423,510	31,932,493	1,945,725
Shares of beneficial interest redeemed	305,320	14,543	1,824	62,627	30,902
Due to custodian	108,551	—	—	—	3,175
Investment management fees	1,160,933	67,577	449,751	130,205	192,548
Distribution and service fees	34,384	23,753	59,385	28,407	10,542
Transfer agent fees	31,670	898	4,940	1,922	4,155
Trustees, CCO and deferred compensation fees	23,957	2,216	8,868	4,516	2,476
Audit and tax fees	12,666	11,671	14,316	11,120	15,439
Custody fees	46,306	5,326	34,472	10,436	22,188
Legal fees	17,992	1,449	1,054	2,796	2,255
Printing and shareholder reports fees	16,708	1,455	7,024	2,452	833
Registration fees	188	1,481	169	1,134	268
Other accrued expenses	8,978	1,389	5,559	2,295	6,920
Total liabilities	15,384,502	131,758	23,740,294	34,900,441	6,217,345
Net assets	$2,387,280,646	$177,734,399	$773,217,264	$353,145,476	$315,287,004

Net assets consist of:
Paid-in capital	$1,995,629,218	$134,260,998	$688,310,793	$309,688,022	$377,251,630
Total distributable earnings (accumulated losses)	391,651,428	43,473,401	84,906,471	43,457,454	(61,964,626)
Net assets	$2,387,280,646	$177,734,399	$773,217,264	$353,145,476	$315,287,004

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Net assets by class:
Class A	$82,801,382	$—	$—	$—	$11,359,095
Class C	20,794,679	—	—	—	570,839
Class I	109,399,812	—	—	—	1,865,342
Class I2	2,125,896,664	—	—	—	252,075,204
Class I3	—	120,162,040	601,371,983	280,445,840	24,623,770
Class R	—	54,989,331	111,746,132	63,752,688	17,134,052
Class R4	—	2,583,028	39,591,429	8,946,948	140,197
Class R6	48,388,109	—	20,507,720	—	7,518,505
Shares outstanding (unlimited shares, no par value):
Class A	6,373,125	—	—	—	1,561,195
Class C	1,613,906	—	—	—	88,516
Class I	8,335,649	—	—	—	248,485
Class I2	162,535,715	—	—	—	33,186,241
Class I3	—	11,146,233	57,359,604	28,760,312	3,247,986
Class R	—	5,097,686	10,971,222	6,529,915	2,323,002
Class R4	—	239,525	3,817,001	915,962	18,551
Class R6	3,699,398	—	1,956,785	—	991,146
Net asset value per share: (F)
Class A	$12.99	$—	$—	$—	$7.28
Class C	12.88	—	—	—	6.45
Class I	13.12	—	—	—	7.51
Class I2	13.08	—	—	—	7.60
Class I3	—	10.78	10.48	9.75	7.58
Class R	—	10.79	10.19	9.76	7.38
Class R4	—	10.78	10.37	9.77	7.56
Class R6	13.08	—	10.48	—	7.59
Maximum offering price per share: (G)
Class A	$13.75	$—	$—	$—	$7.70

(A) Investments, at cost	$1,971,764,967	$142,174,227	$730,695,541	$330,028,731	$369,406,420
(B) Securities on loan, at value	$—	$3,146,444	$18,757,883	$2,787,474	$18,800,977
(C) Repurchase agreements, at cost	$60,874,472	$—	$—	$—	$1,372,360
(D) Foreign currency, at cost	$—	$—	$546	$—	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(G)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth
Assets:
Investments, at value (A) (B)	$1,289,443,691	$686,482,533	$1,324,162,456	$3,418,947,446	$163,342,587
Repurchase agreements, at value (C)	80,114,003	22,095,826	12,739,863	30,886,173	5,192,343
Cash	—	1,938,069	2,431,595	—	793,101
Cash collateral pledged at broker for:
TBA commitments	—	—	1,881,364	—	—
Receivables and other assets:
Investments sold	1,619,275	8,102,224	9,784,469	140,666,797	708,317
Net income from securities lending	1,374	66,563	1,579	2,557	1,648
Shares of beneficial interest sold	2,505,402	2,771,536	773,591	8,225,765	278,796
Dividends	886,560	642,830	467,473	—	7,181
Interest	—	4,667,010	2,610,725	16,248,338	—
Tax reclaims	—	4,887	40	—	—
Contributions from affiliate	294,955	78,003	439,571	2,905,423	—
Variation margin receivable on futures contracts	—	—	271,182	736,322	—
Prepaid expenses	4,011	2,488	4,453	11,396	651
Total assets	1,374,869,271	726,851,969	1,355,568,361	3,618,630,217	170,324,624

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	47,513,177	2,355,606	4,373,158	1,027,216
Payables and other liabilities:
Investments purchased	11,588,889	10,672,323	13,089,905	161,654,653	663,843
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	98,331,413	9,620,000	—
Dividends and/or distributions	—	—	—	496,187	—
Shares of beneficial interest redeemed	593,847	557,578	1,198,255	12,096,328	136,312
Due to custodian	294,955	—	—	2,667,660	—
Investment management fees	770,114	257,181	609,426	1,015,655	127,825
Distribution and service fees	65,667	101,556	299,997	250,147	11,986
Transfer agent fees	64,033	52,300	83,571	237,534	7,074
Trustees, CCO and deferred compensation fees	10,795	6,779	12,289	22,932	2,048
Audit and tax fees	17,753	22,861	19,301	24,435	11,624
Custody fees	40,339	12,325	39,142	69,956	10,233
Legal fees	3,587	3,918	9,705	26,050	1,790
Printing and shareholder reports fees	3,789	13,146	22,174	72,839	6,404
Registration fees	684	5,317	252	537	3,599
Other accrued expenses	11,222	4,222	10,463	17,999	4,302
Total liabilities	13,465,674	59,222,683	116,081,499	192,646,070	2,014,256
Net assets	$1,361,403,597	$667,629,286	$1,239,486,862	$3,425,984,147	$168,310,368

Net assets consist of:
Paid-in capital	$1,074,451,299	$775,270,631	$946,803,747	$3,574,968,849	$139,387,841
Total distributable earnings (accumulated losses)	286,952,298	(107,641,345)	292,683,115	(148,984,702)	28,922,527
Net assets	$1,361,403,597	$667,629,286	$1,239,486,862	$3,425,984,147	$168,310,368

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond	Transamerica Small Cap Growth
Net assets by class:
Class A	$27,066,520	$141,961,897	$641,485,129		$719,969,803	$16,178,286
Class C	16,392,731	88,797,485	198,439,913		128,568,788	2,406,506
Class I	640,732,848	436,853,706	373,048,690		2,223,198,584	27,613,720
Class I2	177,365,602	16,198	—		140,083,870	78,493,010
Class I3	114,553,181	—	—		—	23,057,872
Class R	56,414,368	—	9,476		—	14,827,593
Class R4	109,467,626	—	—		—	183,829
Class R6	219,410,721	—	26,503,654		214,163,102	5,549,552
Shares outstanding (unlimited shares, no par value):
Class A	2,349,027	10,730,044	20,924,187		72,432,774	2,773,030
Class C	1,460,042	6,740,200	6,630,554		12,958,655	493,183
Class I	55,291,669	32,992,932	12,083,303		227,217,487	4,438,682
Class I2	15,295,875	1,286	—		14,353,192	12,288,874
Class I3	9,820,004	—	—		—	3,613,366
Class R	4,830,540	—	309		—	2,401,806
Class R4	9,350,431	—	—		—	29,060
Class R6	18,740,005	—	859,362		21,919,480	869,124
Net asset value per share: (D)
Class A	$11.52	$13.23	$30.66		$9.94	$5.83
Class C	11.23	13.17	29.93		9.92	4.88
Class I	11.59	13.24	30.87		9.78	6.22
Class I2	11.60	12.60	—		9.76	6.39
Class I3	11.67	—	—		—	6.38
Class R	11.68	—	30.69	(E)	—	6.17
Class R4	11.71	—	—		—	6.33
Class R6	11.71	—	30.84		9.77	6.39
Maximum offering price per share: (F)
Class A	$12.19	$14.00	$32.44		$10.19	$6.17

(A) Investments, at cost	$1,121,763,811	$664,006,549	$1,049,535,648		$3,526,899,647	$140,733,832
(B) Securities on loan, at value	$14,222,268	$59,818,204	$11,375,131		$9,490,668	$13,057,148
(C) Repurchase agreements, at cost	$80,114,003	$22,095,826	$12,739,863		$30,886,173	$5,192,343

(D)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond
Assets:
Investments, at value (A) (B)	$443,214,304	$794,838,445	$25,688,576	$304,302,377	$1,287,368,932
Repurchase agreements, at value (C)	2,991,260	26,875,619	—	482,938	—
Cash	—	—	512,960	—	—
Cash collateral pledged at broker for:
Futures contracts	—	—	—	—	1,420,000
Foreign currency, at value (D)	—	—	—	—	86,336
Receivables and other assets:
Investments sold	—	4,081,140	1,534	—	2,892,416
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	—	3,430,628
Net income from securities lending	2,377	1,512	386	388	29,422
Shares of beneficial interest sold	1,891	719,069	—	28,050	439,931
Dividends	101,129	409,974	—	284,503	551,441
Interest	—	—	130,505	—	8,749,226
Tax reclaims	—	—	1,567	18,967	1,103
Due from investment manager	—	—	3,426	—	—
Contributions from affiliate	613	246,942	1,449	13,330	7,584
Variation margin receivable on futures contracts	—	—	—	—	8,190,131
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	5,116,111
Prepaid expenses	653	2,855	72	784	3,345
Total assets	446,312,227	827,175,556	26,340,475	305,131,337	1,318,286,606

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,547,648	50,639	1,054,013	983,730	71,076,128
Payables and other liabilities:
Investments purchased	—	4,011,109	—	—	26,849,314
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	3,058,661	—	3,953,074
Shares of beneficial interest redeemed	24,523	2,030,525	—	11,212	376,315
Due to custodian	613	238,080	—	13,330	2,191,602
Investment management fees	287,731	531,665	—	171,608	611,981
Distribution and service fees	5,796	111,657	—	15,484	193
Transfer agent fees	5,133	106,123	204	4,154	12,387
Trustees, CCO and deferred compensation fees	6,643	5,853	107	4,662	11,401
Audit and tax fees	14,300	11,643	25,034	12,104	29,850
Custody fees	27,109	25,986	4,088	6,749	89,382
Legal fees	8,115	6,354	4	2,029	4,762
Printing and shareholder reports fees	2,813	23,193	477	3,755	10,279
Registration fees	2,268	237	6,434	200	2,048
Other accrued expenses	10,730	3,853	159	6,552	12,410
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	33,617
Unrealized depreciation on unfunded commitments	—	—	—	—	2,645
Total liabilities	2,943,422	7,156,917	4,149,181	1,235,569	105,267,388
Net assets	$443,368,805	$820,018,639	$22,191,294	$303,895,768	$1,213,019,218

Net assets consist of:
Paid-in capital	$313,214,655	$620,219,270	$25,677,758	$283,389,091	$1,262,044,778
Total distributable earnings (accumulated losses)	130,154,150	199,799,369	(3,486,464)	20,506,677	(49,025,560)
Net assets	$443,368,805	$820,018,639	$22,191,294	$303,895,768	$1,213,019,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond
Net assets by class:
Class A	$9,154,637	$358,007,161	$—	$66,382,856	$969,849
Class C	656,225	43,785,830	—	1,866,366	—
Class I	18,167,819	325,875,818	891,840	3,087,071	62,338,786
Class I2	372,865,675	4,473,124	21,299,454	229,608,301	1,149,710,583
Class I3	27,639,979	—	—	—	—
Class R	7,921,606	—	—	—	—
Class R4	173,305	—	—	—	—
Class R6	6,789,559	87,876,706	—	2,951,174	—
Shares outstanding (unlimited shares, no par value):
Class A	1,360,892	12,538,895	—	9,076,127	104,943
Class C	101,721	1,867,152	—	256,869	—
Class I	2,652,392	10,921,760	103,168	419,917	6,750,046
Class I2	54,416,597	149,642	2,467,482	31,408,981	125,070,989
Class I3	4,017,707	—	—	—	—
Class R	1,151,953	—	—	—	—
Class R4	25,182	—	—	—	—
Class R6	979,773	2,925,799	—	403,916	—
Net asset value per share: (E)
Class A	$6.73	$28.55	$—	$7.31	$9.24
Class C	6.45	23.45	—	7.27	—
Class I	6.85	29.84	8.64	7.35	9.24
Class I2	6.85	29.89	8.63	7.31	9.19
Class I3	6.88	—	—	—	—
Class R	6.88	—	—	—	—
Class R4	6.88	—	—	—	—
Class R6	6.93	30.04	—	7.31	—
Maximum offering price per share: (F)
Class A	$7.12	$30.21	$—	$7.74	$9.70

(A) Investments, at cost	$384,237,746	$639,536,551	$28,345,219	$291,772,512	$1,336,661,962
(B) Securities on loan, at value	$11,037,754	$17,782,887	$1,032,007	$1,695,400	$107,045,733
(C) Repurchase agreements, at cost	$2,991,260	$26,875,619	$—	$482,938	$—
(D) Foreign currency, at cost	$—	$—	$—	$—	$86,400

(E)

Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(F)

Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

Transamerica US Growth
Assets:
Investments, at value (A) (B)	$1,806,929,811
Repurchase agreements, at value (C)	34,733,451
Receivables and other assets:
Net income from securities lending	2,838
Shares of beneficial interest sold	181,413
Dividends	371,852
Tax reclaims	395,913
Contributions from affiliate	584,836
Prepaid expenses	6,854
Total assets	1,843,206,968

Liabilities:
Payables and other liabilities:
Investments purchased	5,024,388
Shares of beneficial interest redeemed	750,271
Due to custodian	537,953
Investment management fees	1,012,744
Distribution and service fees	171,756
Transfer agent fees	115,371
Trustees, CCO and deferred compensation fees	14,039
Audit and tax fees	15,490
Custody fees	45,272
Legal fees	15,240
Printing and shareholder reports fees	22,107
Registration fees	353
Other accrued expenses	11,372
Total liabilities	7,736,356
Net assets	$1,835,470,612

Net assets consist of:
Paid-in capital	$1,072,751,016
Total distributable earnings (accumulated losses)	762,719,596
Net assets	$1,835,470,612

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

Transamerica US Growth
Net assets by class:
Class A	$746,686,053
Class C	12,713,338
Class I	312,369,503
Class I2	616,381,454
Class R6	1,385,852
Class T	145,934,412
Shares outstanding (unlimited shares, no par value):
Class A	32,427,237
Class C	630,552
Class I	13,016,212
Class I2	25,682,102
Class R6	57,747
Class T	1,753,514
Net asset value per share: (D)
Class A	$23.03
Class C	20.16
Class I	24.00
Class I2	24.00
Class R6	24.00
Class T	83.22
Maximum offering price per share: (E)
Class A	$24.37
Class T	$90.95

(A) Investments, at cost	$1,121,751,413
(B) Securities on loan, at value	$24,238,316
(C) Repurchase agreements, at cost	$34,733,451

(D)

Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(E)

Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS

For the period ended April 30, 2022

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities
Investment Income:
Dividend income	$506,799	$—	$1,314,623	$—		$20,165,885
Interest income	543,576	25,741,903	—	11,667,619		80
Non-cash dividend income	—	—	—	—		2,133,764
Net income from securities lending	1,945	36,938	883,811	12,482		76,439
Withholding taxes on foreign income	(706)	—	—	(9,650)		(1,402,347)
Total investment income	1,051,614	25,778,841	2,198,434	11,670,451		20,973,821

Expenses:
Investment management fees	303,364	3,256,805	13,211,067	1,185,222		4,704,344
Distribution and service fees:
Class A	—	169,590	1,057,599	12,908		—
Class C	—	315,219	2,051,472	17,836		—
Class R (A)	179,011	8	7	—		—
Transfer agent fees
Class A	—	140,545	446,367	15,733		—
Class C	—	28,785	227,129	3,121		—
Class I	—	542,709	1,319,073	114,663		4,013
Class I2	—	13,219	8,277	4,401		43,581
Class I3	2,055	—	—	—		—
Class R (A)	553	3	3	—		—
Class R6	—	2,749	1,268	869		1,571
Trustees, CCO and deferred compensation fees	1,972	26,228	60,941	4,969		16,034
Audit and tax fees	18,434	25,524	35,580	22,957		20,544
Custody fees	6,064	73,674	160,965	62,026		224,023
Legal fees	3,761	37,845	113,248	9,068		37,765
Printing and shareholder reports fees	2,889	113,316	370,086	34,729		29,179
Registration fees	11,050	77,979	185,026	81,287		48,052
Filing fees	7,292	18,162	37,124	9,905		15,467
Other	1,539	20,384	63,306	8,239		19,461
Total expenses	537,984	4,862,744	19,348,538	1,587,933		5,164,034
Expenses waived and/or reimbursed:
Class A	—	(3,167)	(39,760)	(3,106)		—
Class C	—	—	(18,564)	—		—
Class I	—	(223,006)	(190,598)	(5,593)		—
Class I2	—	—	(3,504)	—		—
Class R (A)	—	(2,384)	(7,684)	—		—
Class R6	—	—	(2,640)	—		(1,770)
Recapture of previously waived and/or reimbursed fees:
Class A	—	61	—	181		—
Class I	—	—	5,145	—		—
Class R (A)	—	2,384	7,683	—		—
Class R6	—	—	674	—		1,770
Net expenses	537,984	4,636,632	19,099,290	1,579,415		5,164,034

Net investment income (loss)	513,630	21,142,209	(16,900,856)	10,091,036		15,809,787

Net realized gain (loss) on:
Investments	4,392,131	(16,573,769)	(97,606,984)	(23,853,327	)(B)	(53,010,936	)(D)
Futures contracts	(19,019)	(13,924)	—	—		(1,421,767)
Forward foreign currency contracts	—	—	—	(629,411)		(8,379)
Foreign currency transactions	—	—	(14,110)	(176,638)		(736,396)
Net realized gain (loss)	4,373,112	(16,587,693)	(97,621,094)	(24,659,376)		(55,177,478)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,347,709)	(152,708,437)	(2,689,526,391)	(31,374,247	)(C)	(251,494,677	)(E)
Futures contracts	(72,894)	(22,898)	—	—		(338,488)
Forward foreign currency contracts	—	—	—	(98,926)		—
Translation of assets and liabilities denominated in foreign currencies	—	—	1,167	33,331		(763,387)
Net change in unrealized appreciation (depreciation)	(16,420,603)	(152,731,335)	(2,689,525,224)	(31,439,842)		(252,596,552)
Net realized and change in unrealized gain (loss)	(12,047,491)	(169,319,028)	(2,787,146,318)	(56,099,218)		(307,774,030)
Net increase (decrease) in net assets resulting from operations	$(11,533,861)	$(148,176,819)	$(2,804,047,174)	$(46,008,182)		$(291,964,243)

(A)	Class R commenced operations for Transamerica Bond and Transamerica Capital Growth on March 1, 2022.
(B)	Includes net of realized foreign capital gains tax of $25,662.
(C)	Includes net change in foreign capital gains tax of $48,589.
(D)	Includes net of realized foreign capital gains tax of $217,950.
(E)	Includes net change in foreign capital gains tax of $20,955.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Energy Infrastructure	Transamerica Floating Rate	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond
Investment Income:
Dividend income	$3,860,161	$98,088	$—	$—	$24,619
Interest income	—	8,605,681	480,655	1,631,728	52,350,604
Net income from securities lending	20,861	13,168	—	3,009	371,664
Withholding taxes on foreign income	(141,885)	—	—	—	—
Total investment income	3,739,137	8,716,937	480,655	1,634,737	52,746,887

Expenses:
Investment management fees	999,885	1,455,504	677,502	313,041	5,487,364
Distribution and service fees:
Class A	28,517	19,271	316,165	—	100,463
Class C	35,256	74,919	48,024	—	66,127
Class R	—	—	—	29,956	55,627
Class R2	—	—	154,958	—	—
Class R4	—	—	92,054	44,884	70,909
Transfer agent fees
Class A	16,229	7,378	94,966	—	60,384
Class C	6,771	6,232	5,232	—	8,366
Class I	20,460	67,428	18,928	—	396,114
Class I2	4,548	11,020	138	—	29,283
Class I3	—	—	2,820	4,383	7,698
Class R	—	—	—	—	203
Class R2	—	—	45,437	—	—
Class R4	—	—	2,762	1,346	2,127
Class R6	—	—	—	—	2,620
Trustees, CCO and deferred compensation fees	2,488	7,479	7,498	2,633	26,613
Audit and tax fees	17,772	22,653	12,975	18,978	27,750
Custody fees	11,397	60,218	60,521	9,236	91,172
Legal fees	5,810	13,018	48,620	3,623	49,590
Printing and shareholder reports fees	13,673	14,824	12,891	3,485	110,086
Registration fees	61,828	30,255	53,103	33,239	81,386
Filing fees	4,933	6,785	13,694	5,291	23,251
Other	4,349	6,007	14,986	1,957	26,375
Total expenses before waiver and/or reimbursement and recapture	1,233,916	1,802,991	1,683,274	472,052	6,723,508
Expenses waived and/or reimbursed:
Class A	(6,993)	(1,050)	(610,789)	—	—
Class C	(2,114)	(904)	(60,510)	—	—
Class I	—	(11,052)	(39,755)	—	(322,362)
Class I2	—	(96)	(3,419)	—	—
Class I3	—	—	(58,843)	(3,506)	—
Class R	—	—	—	(171)	(1,084)
Class R2	—	—	(391,842)	—	—
Class R4	—	—	(162,422)	(14,847)	(2,756)
Recapture of previously waived and/or reimbursed fees:
Class A	9,811	477	—	—	—
Class C	1,231	1,377	—	—	—
Class I	—	2,778	1,631	—	—
Class I2	—	1,653	—	—	—
Class I3	—	—	—	302	—
Class R	—	—	—	—	1,655
Class R2	—	—	97,405	—	—
Class R4	—	—	14	—	2,528
Net expenses	1,235,851	1,796,174	454,744	453,830	6,401,489

Net investment income (loss)	2,503,286	6,920,763	25,911	1,180,907	46,345,398

Net realized gain (loss) on:
Investments	8,178,786	(99,644)	27,027	(496,118)	24,288,972
Foreign currency transactions	(1,105)	—	—	—	—
Net realized gain (loss)	8,177,681	(99,644)	27,027	(496,118)	24,288,972

Net change in unrealized appreciation (depreciation) on:
Investments	(874,550)	(8,906,846)	—	(6,208,642)	(212,117,712)
Unfunded commitment	—	(12,742)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(735)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(875,285)	(8,919,588)	—	(6,208,642)	(212,117,712)
Net realized and change in unrealized gain (loss)	7,302,396	(9,019,232)	27,027	(6,704,760)	(187,828,740)
Net increase (decrease) in net assets resulting from operations	$9,805,682	$(2,098,469)	$52,938	$(5,523,853)	$(141,483,342)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica High Yield ESG	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond
Investment Income:
Dividend income	$—	$12,567	$—	$—	$49,418
Interest income	464,128	3,239,360	3,568,121	3,133,824	18,866,976
Net income from securities lending	1,335	818	10,943	4,400	19,299
Withholding taxes on foreign income	—	—	(164)	(60)	—
Total investment income	465,463	3,252,745	3,578,900	3,138,164	18,935,693

Expenses:
Investment management fees	56,751	504,584	366,670	200,883	2,968,958
Distribution and service fees:
Class A	—	39,170	3,129	—	—
Class C	—	64,398	5,692	—	—
Class R	—	—	—	24,325	74,335
Class R4	—	—	—	1,306	176,139
Transfer agent fees
Class A	—	11,893	1,526	—	—
Class C	—	3,796	479	—	—
Class I	575	73,562	8,246	—	—
Class I2	727	—	4,874	—	39,538
Class I3	—	—	—	3,561	12,660
Class R	—	—	—	—	231
Class R4	—	—	—	39	5,284
Class R6	—	—	4	—	—
Trustees, CCO and deferred compensation fees	323	2,949	2,392	1,678	20,383
Audit and tax fees	18,671	22,125	20,309	19,427	26,251
Custody fees	8,285	15,624	10,010	6,633	69,117
Legal fees	602	5,819	4,558	2,321	36,911
Printing and shareholder reports fees	829	9,830	2,639	2,456	33,037
Registration fees	19,332	39,870	57,437	30,604	49,384
Filing fees	8,424	5,047	5,039	4,657	17,100
Other	282	1,809	3,397	1,312	19,923
Total expenses before waiver and/or reimbursement and recapture	114,801	800,476	496,401	299,202	3,549,251
Expenses waived and/or reimbursed:
Class A	—	(20,467)	(880)	—	—
Class C	—	(16,728)	(307)	—	—
Class I	(2,457)	(8,843)	(6,772)	—	—
Class I2	(35,414)	—	—	—	—
Class I3	—	—	—	(2,960)	—
Class R	—	—	—	(1,985)	—
Class R4	—	—	—	(675)	(15,670)
Class R6	—	—	(11)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	10,093	872	—	—
Class C	—	3,896	291	—	—
Class I	—	13,522	222	—	—
Class R	—	—	—	1,160	—
Class R4	—	—	—	24	57
Class R6	—	—	11	—	—
Net expenses	76,930	781,949	489,827	294,766	3,533,638

Net investment income (loss)	388,533	2,470,796	3,089,073	2,843,398	15,402,055

Net realized gain (loss) on:
Investments	50,396	(1,276,231)	(1,453,238)	505,632	(27,522,350)
Written options and swaptions	—	264,219	—	—	—
Futures contracts	—	—	—	—	(137,422)
Forward foreign currency contracts	—	—	805,746	387,360	—
Foreign currency transactions	—	—	(32,933)	(6,185)	—
Net realized gain (loss)	50,396	(1,012,012)	(680,425)	886,807	(27,659,772)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,057,226)	(23,609,375)	(10,298,889)	(8,335,878)	(132,072,319)
Futures contracts	—	—	—	—	53,559
Forward foreign currency contracts	—	—	1,430,499	409,888	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(19,475)	(6,398)	—
Net change in unrealized appreciation (depreciation)	(2,057,226)	(23,609,375)	(8,887,865)	(7,932,388)	(132,018,760)
Net realized and change in unrealized gain (loss)	(2,006,830)	(24,621,387)	(9,568,290)	(7,045,581)	(159,678,532)
Net increase (decrease) in net assets resulting from operations	$(1,618,297)	$(22,150,591)	$(6,479,217)	$(4,202,183)	$(144,276,477)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Focus	Transamerica International Small Cap Value	Transamerica International Stock
Investment Income:
Dividend income	$—	$74,238,552	$20,747,130	$11,018,247	$3,184,231
Interest income	29,766,299	—	—	—	—
Non-cash dividend income	—	—	—	—	455,452
Net income from securities lending	—	315,358	316,921	34,126	33,326
Withholding taxes on foreign income	—	(6,603,655)	(2,062,737)	(1,096,604)	(267,021)
Total investment income	29,766,299	67,950,255	19,001,314	9,955,769	3,405,988

Expenses:
Investment management fees	5,309,414	18,789,165	5,140,211	3,514,619	485,171
Distribution and service fees:
Class A	345,790	208,790	704	—	985
Class C	595,940	153,583	—	—	—
Class R	—	73,166	—	—	—
Class R4	—	25,303	—	—	—
Transfer agent fees
Class A	50,969	299,503	919	—	259
Class C	36,449	22,834	—	—	—
Class I	1,130,658	1,553,551	60	160,092	320
Class I2	—	54,203	50,998	16,582	4,696
Class I3	—	5,891	—	—	—
Class R	—	226	—	—	—
Class R4	—	759	—	—	—
Class R6	—	16,519	413	—	450
Trustees, CCO and deferred compensation fees	40,753	68,264	17,902	9,817	2,155
Audit and tax fees	33,109	35,761	18,772	16,258	12,698
Custody fees	122,354	335,563	124,070	64,984	26,107
Legal fees	79,173	158,273	34,456	23,453	4,151
Printing and shareholder reports fees	117,934	398,966	33,256	54,923	3,074
Registration fees	91,744	178,866	51,318	26,238	30,252
Filing fees	20,644	39,658	18,037	5,799	5,000
Other	29,746	69,029	59,064	9,409	2,461
Total expenses before waiver and/or reimbursement and recapture	8,004,677	22,487,873	5,550,180	3,902,174	577,779
Expenses waived and/or reimbursed:
Class A	(138,316)	(103,876)	(495)	—	(76)
Class C	(150,564)	—	—	—	—
Class I	(681,427)	—	(46)	—	(14)
Class R6	—	—	(289)	—	(618)
Recapture of previously waived and/or reimbursed fees:
Class A	—	9,111	4	—	513
Class C	354	—	—	—	—
Class I	—	—	9	—	218
Class R6	—	—	289	—	7,026
Net expenses	7,034,724	22,393,108	5,549,652	3,902,174	584,828

Net investment income (loss)	22,731,575	45,557,147	13,451,662	6,053,595	2,821,160

Net realized gain (loss) on:
Investments	(11,537,020)	98,754,842	12,504,305	12,835,355	25,744
Written options and swaptions	1,015,777	—	—	—	—
Foreign currency transactions	—	(413,820)	(1,781,159)	(75,302)	(30,778)
Net realized gain (loss)	(10,521,243)	98,341,022	10,723,146	12,760,053	(5,034)

Net change in unrealized appreciation (depreciation) on:
Investments	(250,697,891)	(756,874,731)	(241,471,005)	(165,861,007)	(13,804,505)
Translation of assets and liabilities denominated in foreign currencies	—	(2,215,828)	(593,497)	(319,666)	(45,659)
Net change in unrealized appreciation (depreciation)	(250,697,891)	(759,090,559)	(242,064,502)	(166,180,673)	(13,850,164)
Net realized and change in unrealized gain (loss)	(261,219,134)	(660,749,537)	(231,341,356)	(153,420,620)	(13,855,198)
Net increase (decrease) in net assets resulting from operations	$(238,487,559)	$(615,192,390)	$(217,889,694)	$(147,367,025)	$(11,034,038)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Investment Income:
Dividend income	$20,568,310	$1,469,853	$1,444,859	$4,493,239	$870,561
Net income from securities lending	—	637	76,586	33,315	8,393
Withholding taxes on foreign income	—	(576)	—	—	—
Total investment income	20,568,310	1,469,914	1,521,445	4,526,554	878,954

Expenses:
Investment management fees	7,263,445	443,467	3,288,456	852,306	1,196,633
Distribution and service fees:
Class A	104,353	—	—	—	17,486
Class C	101,550	—	—	—	4,321
Class R	—	157,866	392,665	171,218	52,221
Class R4	—	3,439	64,793	11,804	203
Transfer agent fees
Class A	45,072	—	—	—	12,939
Class C	12,618	—	—	—	1,059
Class I	58,426	—	—	—	1,079
Class I2	83,949	—	—	—	10,085
Class I3	—	4,920	29,480	11,395	1,131
Class R	—	495	1,419	503	182
Class R4	—	103	1,944	354	6
Class R6	1,701	—	696	—	250
Trustees, CCO and deferred compensation fees	39,863	3,076	13,849	5,979	4,642
Audit and tax fees	21,385	13,243	16,848	13,122	16,434
Custody fees	69,509	9,453	46,433	14,372	23,441
Legal fees	74,455	5,840	24,273	11,226	8,903
Printing and shareholder reports fees	55,636	4,259	22,611	7,553	5,866
Registration fees	43,587	32,195	45,147	31,746	57,276
Filing fees	20,368	5,301	10,702	5,926	11,758
Other	29,608	2,255	15,814	4,918	6,968
Total expenses before waiver and/or reimbursement and recapture	8,025,525	685,912	3,975,130	1,142,422	1,432,883
Expenses waived and/or reimbursed:
Class C	—	—	—	—	(172)
Class I	(50,042)	—	—	—	—
Class R	—	—	—	(1,478)	—
Class R4	—	(87)	(11,669)	(544)	(67)
Class R6	—	—	(777)	—	(318)
Recapture of previously waived and/or reimbursed fees:
Class R	—	—	—	2,265	—
Class R4	—	5	27	361	—
Class R6	—	—	777	—	318
Net expenses	7,975,483	685,830	3,963,488	1,143,026	1,432,644

Net investment income (loss)	12,592,827	784,084	(2,442,043)	3,383,528	(553,690)

Net realized gain (loss) on:
Investments	37,979,115	8,605,633	50,417,887	19,348,062	(2,675,733)
Foreign currency transactions	—	—	5,796	—	—
Net realized gain (loss)	37,979,115	8,605,633	50,423,683	19,348,062	(2,675,733)

Net change in unrealized appreciation (depreciation) on:
Investments	(189,544,570)	(24,808,267)	(495,137,044)	(23,925,183)	(118,387,456)
Translation of assets and liabilities denominated in foreign currencies	—	—	(989)	—	—
Net change in unrealized appreciation (depreciation)	(189,544,570)	(24,808,267)	(495,138,033)	(23,925,183)	(118,387,456)
Net realized and change in unrealized gain (loss)	(151,565,455)	(16,202,634)	(444,714,350)	(4,577,121)	(121,063,189)
Net increase (decrease) in net assets resulting from operations	$(138,972,628)	$(15,418,550)	$(447,156,393)	$(1,193,593)	$(121,616,879)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth
Investment Income:
Dividend income	$12,018,786	$6,695,123	$5,416,905	$—	$354,023
Interest income	—	6,272,694	5,484,307	31,096,368	—
Net income from securities lending	8,017	220,295	9,127	11,824	8,629
Withholding taxes on foreign income	(16,431)	(5,719)	(7,434)	—	—
Total investment income	12,010,372	13,182,393	10,902,905	31,108,192	362,652

Expenses:
Investment management fees	4,825,881	1,789,759	3,957,908	6,514,955	959,849
Distribution and service fees:
Class A	34,054	174,179	866,573	952,427	25,500
Class C	84,614	444,184	1,111,527	713,163	17,262
Class R (A)	144,029	—	8	—	45,452
Class R4	142,933	—	—	—	274
Transfer agent fees
Class A	25,278	71,436	231,885	205,808	16,038
Class C	9,689	33,667	78,767	63,627	2,563
Class I	322,244	204,696	212,037	1,181,093	22,123
Class I2	7,641	1	—	4,722	3,827
Class I3	4,636	—	—	—	1,066
Class R (A)	439	—	3	—	152
Class R4	4,288	—	—	—	8
Class R6	7,980	—	1,044	8,066	194
Trustees, CCO and deferred compensation fees	17,803	9,934	21,024	46,218	2,983
Audit and tax fees	21,687	22,955	22,761	32,952	13,286
Custody fees	52,958	20,872	64,088	111,804	14,350
Legal fees	32,241	18,735	40,101	106,345	6,950
Printing and shareholder reports fees	62,187	36,939	59,055	196,612	16,149
Registration fees	106,349	106,267	75,770	127,279	60,066
Acquired fund fees	—	82,736	—	—	—
Filing fees	18,838	6,714	17,720	26,888	11,294
Other	19,796	5,782	16,128	41,266	5,246
Total expenses before waiver and/or reimbursement and recapture	5,945,565	3,028,856	6,776,399	10,333,225	1,224,632
Expenses waived and/or reimbursed:
Class A	—	(18,482)	—	—	—
Class C	—	(11,782)	—	—	(640)
Class I	—	(139,792)	—	—	(4,818)
Class I2	—	(2)	—	—	—
Class R (A)	(2,964)	—	(4,041)	—	—
Class R4	(58,930)	—	—	—	(105)
Class R6	—	—	—	—	(307)
Recapture of previously waived and/or reimbursed fees:
Class A	2,554	—	—	—	—
Class I	—	28,752	—	—	470
Class R (A)	3,784	—	4,041	—	—
Class R4	—	—	—	—	1
Class R6	—	—	—	—	307
Net expenses	5,890,009	2,887,550	6,776,399	10,333,225	1,219,540

Net investment income (loss)	6,120,363	10,294,843	4,126,506	20,774,967	(856,888)

Net realized gain (loss) on:
Investments	114,740,453	12,907,395	24,536,534	(15,764,684)	9,018,709
Futures contracts	—	—	(953,567)	4,272,776	—
Net realized gain (loss)	114,740,453	12,907,395	23,582,967	(11,491,908)	9,018,709

Net change in unrealized appreciation (depreciation) on:
Investments	(109,171,375)	(53,700,829)	(155,102,583)	(120,490,537)	(78,414,506)
Futures contracts	—	—	(680,008)	(379,998)	—
Translation of assets and liabilities denominated in foreign currencies	(616)	(280)	—	—	—
Net change in unrealized appreciation (depreciation)	(109,171,991)	(53,701,109)	(155,782,591)	(120,870,535)	(78,414,506)
Net realized and change in unrealized gain (loss)	5,568,462	(40,793,714)	(132,199,624)	(132,362,443)	(69,395,797)
Net increase (decrease) in net assets resulting from operations	$11,688,825	$(30,498,871)	$(128,073,118)	$(111,587,476)	$(70,252,685)

(A)	Class R commenced operations for Transamerica Multi-Managed Balanced on March 1, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Bond	Transamerica Sustainable Equity Income	Transamerica Unconstrained Bond
Investment Income:
Dividend income	$3,969,617	$6,341,644	$—	$4,204,556	$681,785
Interest income	—	—	258,438	—	22,606,695
Net income from securities lending	16,456	14,056	1,153	586	96,120
Withholding taxes on foreign income	—	(8,212)	(27)	(16,298)	(47,338)
Total investment income	3,986,073	6,347,488	259,564	4,188,844	23,337,262

Expenses:
Investment management fees	1,965,470	3,382,696	48,259	1,110,147	3,890,285
Distribution and service fees:
Class A	11,670	472,228	—	92,210	860
Class C	3,682	241,553	—	10,121	—
Class R	22,093	—	—	—	—
Class R4	227	—	—	—	—
Transfer agent fees
Class A	6,420	279,301	—	13,615	335
Class C	550	36,236	—	1,906	—
Class I	9,658	181,448	514	2,023	28,053
Class I2	16,141	176	846	9,459	43,503
Class I3	1,141	—	—	—	—
Class R	73	—	—	—	—
Class R4	7	—	—	—	—
Class R6	215	3,460	—	119	—
Trustees, CCO and deferred compensation fees	7,608	11,143	372	5,267	19,284
Audit and tax fees	15,620	13,941	25,087	13,143	29,429
Custody fees	36,560	35,631	6,606	10,110	143,977
Legal fees	17,850	25,812	522	8,388	29,018
Printing and shareholder reports fees	10,349	61,585	932	8,675	28,566
Registration fees	77,010	58,258	19,342	69,607	40,823
Filing fees	14,097	10,366	6,838	10,066	14,316
Other	11,882	12,121	325	6,777	50,819
Total expenses before waiver and/or reimbursement and recapture	2,228,323	4,825,955	109,643	1,371,633	4,319,268
Expenses waived and/or reimbursed:
Class A	—	—	—	—	(21)
Class C	—	—	—	(320)	—
Class I	—	—	(2,591)	(1,653)	(1,662)
Class I2	—	—	(53,837)	—	(30,875)
Class R4	(18)	—	—	—	—
Class R6	(118)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class C	—	—	—	10	—
Class R4	7	—	—	—	—
Class R6	118	—	—	—	—
Net expenses	2,228,312	4,825,955	53,215	1,369,670	4,286,710

Net investment income (loss)	1,757,761	1,521,533	206,349	2,819,174	19,050,552

Net realized gain (loss) on:
Investments	74,248,394	63,480,439	(291,691)	6,126,970	(27,015,421)
Futures contracts	—	—	—	—	16,630,305
Forward foreign currency contracts	—	—	—	—	4,681,114
Foreign currency transactions	—	(19)	—	—	(1,271,246)
Net realized gain (loss)	74,248,394	63,480,420	(291,691)	6,126,970	(6,975,248)

Net change in unrealized appreciation (depreciation) on:
Investments	(93,061,324)	(88,787,210)	(2,352,344)	(41,659,396)	(68,938,719)
Unfunded commitment	—	—	—	—	(3,009)
Futures contracts	—	—	—	—	5,391,281
Forward foreign currency contracts	—	—	—	—	2,417,232
Translation of assets and liabilities denominated in foreign currencies	—	(125)	—	—	(11,514)
Net change in unrealized appreciation (depreciation)	(93,061,324)	(88,787,335)	(2,352,344)	(41,659,396)	(61,144,729)
Net realized and change in unrealized gain (loss)	(18,812,930)	(25,306,915)	(2,644,035)	(35,532,426)	(68,119,977)
Net increase (decrease) in net assets resulting from operations	$(17,055,169)	$(23,785,382)	$(2,437,686)	$(32,713,252)	$(49,069,425)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

Transamerica US Growth
Investment Income:
Dividend income	$5,169,348
Net income from securities lending	12,985
Total investment income	5,182,333

Expenses:
Investment management fees	6,635,038
Distribution and service fees:
Class A	1,089,919
Class C	78,401
Transfer agent fees
Class A	459,216
Class C	11,764
Class I	201,248
Class I2	24,659
Class R6	53
Class T	35,958
Trustees, CCO and deferred compensation fees	26,748
Audit and tax fees	21,711
Custody fees	66,742
Legal fees	62,157
Printing and shareholder reports fees	62,993
Registration fees	80,248
Filing fees	18,989
Other	26,464
Total expenses	8,902,308
Expenses waived and/or reimbursed:
Class R6	(92)
Recapture of previously waived and/or reimbursed fees:
Class R6	92

Net investment income (loss)	(3,719,975)

Net realized gain (loss) on:
Investments	84,165,281

Net change in unrealized appreciation (depreciation) on:
Investments	(528,748,330)
Translation of assets and liabilities denominated in foreign currencies	(12,275)
Net change in unrealized appreciation (depreciation)	(528,760,605)
Net realized and change in unrealized gain (loss)	(444,595,324)
Net increase (decrease) in net assets resulting from operations	$(448,315,299)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$513,630	$1,002,061	$21,142,209	$44,035,962	$(16,900,856)	$(47,476,847)
Net realized gain (loss)	4,373,112	10,427,306	(16,587,693)	10,190,500	(97,621,094)	1,200,580,476
Net change in unrealized appreciation (depreciation)	(16,420,603)	17,168,623	(152,731,335)	(5,180,060)	(2,689,525,224)	441,373,433
Net increase (decrease) in net assets resulting from operations	(11,533,861)	28,597,990	(148,176,819)	49,046,402	(2,804,047,174)	1,594,477,062

Dividends and/or distributions to shareholders:
Class A	—	—	(2,294,012)	(4,026,450)	(174,903,279)	(52,433,040)
Class C	—	—	(871,381)	(1,758,257)	(118,083,432)	(35,533,873)
Class I	—	—	(19,622,066)	(37,902,090)	(495,493,771)	(146,991,573)
Class I2	—	—	(6,719,728)	(11,965,079)	(161,992,092)	(54,563,456)
Class I3	(4,948,665)	(2,665,166)	—	—	—	—
Class R (A)	(6,345,649)	(3,014,177)	(39)	—	—	—
Class R6	—	—	(1,488,996)	(964,595)	(16,133,992)	(3,470,453)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(11,294,314)	(5,679,343)	(30,996,222)	(56,616,471)	(966,606,566)	(292,992,395)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	18,313,628	32,468,500	111,938,637	365,309,109
Class C	—	—	2,538,915	12,223,321	30,937,660	128,774,494
Class I	—	—	216,571,009	426,923,015	575,440,660	1,878,701,959
Class I2	—	—	13,954,489	46,322,317	385,303	44,905,388
Class I3	429,280	1,891,045	—	—	—	—
Class R (A)	2,018,251	4,133,851	10,000	—	10,000	—
Class R6	—	—	86,672,400	15,749,450	8,309,910	23,146,096
	2,447,531	6,024,896	338,060,441	533,686,603	727,022,170	2,440,837,046
Dividends and/or distributions reinvested:
Class A	—	—	2,011,452	3,515,144	161,654,061	48,650,892
Class C	—	—	751,682	1,522,756	117,882,768	35,503,214
Class I	—	—	15,830,736	30,569,089	492,266,232	146,332,676
Class I2	—	—	6,720,057	11,965,079	161,992,092	54,563,456
Class I3	4,948,665	2,665,166	—	—	—	—
Class R (A)	6,345,649	3,014,177	39	—	—	—
Class R6	—	—	1,479,983	947,030	16,133,992	3,470,453
	11,294,314	5,679,343	26,793,949	48,519,098	949,929,145	288,520,691
Cost of shares redeemed:
Class A	—	—	(26,315,601)	(49,126,609)	(195,432,081)	(333,388,945)
Class C	—	—	(13,494,082)	(24,510,927)	(85,960,686)	(99,951,671)
Class I	—	—	(379,029,596)	(594,710,187)	(1,182,263,144)	(1,425,864,024)
Class I2	—	—	(38,575,063)	(32,704,423)	(278,418,014)	(128,760,998)
Class I3	(3,895,851)	(9,062,709)	—	—	—	—
Class R (A)	(8,420,499)	(9,171,619)	—	—	—	—
Class R6	—	—	(10,267,263)	(13,740,943)	(8,993,386)	(12,550,882)
	(12,316,350)	(18,234,328)	(467,681,605)	(714,793,089)	(1,751,067,311)	(2,000,516,520)
Automatic conversions:
Class A	—	—	1,827,977	7,608,904	7,640,284	19,501,831
Class C	—	—	(1,827,977)	(7,608,904)	(7,640,284)	(19,501,831)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	1,425,495	(6,530,089)	(102,827,215)	(132,587,388)	(74,115,996)	728,841,217
Net increase (decrease) in net assets	(21,402,680)	16,388,558	(282,000,256)	(140,157,457)	(3,844,769,736)	2,030,325,884

Net assets:
Beginning of period/year	135,008,781	118,620,223	1,761,889,039	1,902,046,496	6,121,228,897	4,090,903,013
End of period/year	$113,606,101	$135,008,781	$1,479,888,783	$1,761,889,039	$2,276,459,161	$6,121,228,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	—	—	1,987,228	3,375,249	2,767,938	6,605,093
Class C	—	—	278,742	1,278,905	1,124,576	3,143,300
Class I	—	—	23,584,345	44,350,651	14,247,389	31,710,656
Class I2	—	—	1,530,410	4,788,627	38,110	2,038,128
Class I3	34,530	148,490	—	—	—	—
Class R (A)	154,698	323,633	1,095	—	306	—
Class R6	—	—	9,275,253	1,628,911	745,778	1,015,377
	189,228	472,123	36,657,073	55,422,343	18,924,097	44,512,554
Shares reinvested:
Class A	—	—	218,248	366,113	3,640,857	869,951
Class C	—	—	81,867	159,489	3,893,090	857,071
Class I	—	—	1,714,173	3,178,264	10,238,482	2,453,188
Class I2	—	—	728,122	1,243,378	11,928,725	2,318,889
Class I3	386,215	217,589	—	—	—	—
Class R (A)	494,622	247,133	4	—	—	—
Class R6	—	—	161,334	98,511	1,188,070	147,491
	880,837	464,722	2,903,748	5,045,755	30,889,224	6,646,590
Shares redeemed:
Class A	—	—	(2,876,564)	(5,124,109)	(5,021,646)	(6,141,788)
Class C	—	—	(1,495,345)	(2,574,968)	(3,501,051)	(2,452,138)
Class I	—	—	(41,488,532)	(61,944,831)	(28,867,855)	(24,507,779)
Class I2	—	—	(4,251,026)	(3,387,521)	(25,725,796)	(5,326,808)
Class I3	(308,459)	(703,490)	—	—	—	—
Class R (A)	(652,988)	(709,016)	—	—	—	—
Class R6	—	—	(1,132,213)	(1,427,961)	(769,908)	(526,468)
	(961,447)	(1,412,506)	(51,243,680)	(74,459,390)	(63,886,256)	(38,954,981)
Automatic conversions:
Class A	—	—	199,420	801,840	210,740	355,698
Class C	—	—	(200,815)	(807,095)	(305,234)	(481,153)
	—	—	(1,395)	(5,255)	(94,494)	(125,455)
Net increase (decrease) in shares outstanding:
Class A	—	—	(471,668)	(580,907)	1,597,889	1,688,954
Class C	—	—	(1,335,551)	(1,943,669)	1,211,381	1,067,080
Class I	—	—	(16,190,014)	(14,415,916)	(4,381,984)	9,656,065
Class I2	—	—	(1,992,494)	2,644,484	(13,758,961)	(969,791)
Class I3	112,286	(337,411)	—	—	—	—
Class R (A)	(3,668)	(138,250)	1,099	—	306	—
Class R6	—	—	8,304,374	299,461	1,163,940	636,400
	108,618	(475,661)	(11,684,254)	(13,996,547)	(14,167,429)	12,078,708

(A)	Class R commenced operations for Transamerica Bond and Transamerica Capital Growth on March 1, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities		Transamerica Energy Infrastructure
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$10,091,036	$20,788,208	$15,809,787	$10,058,132	$2,503,286	$4,214,147
Net realized gain (loss)	(24,659,376)	(6,504,316)	(55,177,478)	134,750,201	8,177,681	4,547,404
Net change in unrealized appreciation (depreciation)	(31,439,842)	8,384,140	(252,596,552)	32,086,109	(875,285)	70,936,992
Net increase (decrease) in net assets resulting from operations	(46,008,182)	22,668,032	(291,964,243)	176,894,442	9,805,682	79,698,543

Dividends and/or distributions to shareholders:
Class A	(231,873)	(277,136)	—	—	(459,168)	—
Class C	(70,084)	(76,738)	—	—	(118,180)	—
Class I	(5,480,669)	(8,657,628)	(844,751)	(447)	(869,989)	—
Class I2	(3,060,052)	(4,738,992)	(128,860,039)	(5,821,792)	(2,555,324)	—
Class R6 (A)	(658,852)	(460,390)	(794,158)	—	—	—
Return of capital:
Class A	—	—	—	—	—	(807,107)
Class C	—	—	—	—	—	(270,004)
Class I	—	—	—	—	—	(1,231,163)
Class I2	—	—	—	—	—	(7,178,146)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,501,530)	(14,210,884)	(130,498,948)	(5,822,239)	(4,002,661)	(9,486,420)

Capital share transactions:
Proceeds from shares sold:
Class A	1,280,203	3,697,506	—	—	9,348,400	4,538,855
Class C	74,321	400,055	—	—	1,370,336	1,651,141
Class I	61,571,371	93,513,674	—	8,800,000	13,157,817	22,810,490
Class I2	880,745	4,564,754	450,295	369,082,894	—	2,582,455
Class R6 (A)	16,820,694	7,706,699	85,397,333	10,000	—	—
	80,627,334	109,882,688	85,847,628	377,892,894	23,876,553	31,582,941
Dividends and/or distributions reinvested:
Class A	216,181	253,543	—	—	417,539	728,082
Class C	59,689	67,631	—	—	116,697	261,711
Class I	4,873,854	7,612,273	822,084	447	864,409	1,219,328
Class I2	3,060,052	4,738,992	128,860,039	5,821,792	2,555,324	7,178,146
Class R6 (A)	658,852	460,390	794,158	—	—	—
	8,868,628	13,132,829	130,476,281	5,822,239	3,953,969	9,387,267
Cost of shares redeemed:
Class A	(1,526,142)	(2,875,841)	—	—	(6,995,795)	(5,669,777)
Class C	(540,455)	(960,684)	—	—	(651,145)	(2,008,043)
Class I	(97,911,013)	(98,674,268)	(22,760)	(58,603)	(6,558,164)	(9,987,347)
Class I2	(37,030,063)	(5,345,536)	(76,495,599)	(64,116,682)	(83,376,893)	(31,734,993)
Class R6 (A)	(1,788,071)	(5,639,891)	(457,363)	—	—	—
	(138,795,744)	(113,496,220)	(76,975,722)	(64,175,285)	(97,581,997)	(49,400,160)
Automatic conversions:
Class A	205,534	1,531,138	—	—	841,137	1,461,692
Class C	(205,534)	(1,531,138)	—	—	(841,137)	(1,461,692)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(49,299,782)	9,519,297	139,348,187	319,539,848	(69,751,475)	(8,429,952)
Net increase (decrease) in net assets	(104,809,494)	17,976,445	(283,115,004)	490,612,051	(63,948,454)	61,782,171

Net assets:
Beginning of period/year	419,346,467	401,370,022	1,332,069,851	841,457,800	218,758,005	156,975,834
End of period/year	$314,536,973	$419,346,467	$1,048,954,847	$1,332,069,851	$154,809,551	$218,758,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Opportunities		Transamerica Energy Infrastructure
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class A	129,213	342,527	—	—	1,370,297	740,832
Class C	7,478	37,607	—	—	194,797	278,942
Class I	6,120,102	8,554,841	—	718,087	1,866,323	3,726,898
Class I2	92,117	418,635	48,360	31,842,670	—	432,413
Class R6 (A)	1,608,187	708,915	8,368,527	795	—	—
	7,957,097	10,062,525	8,416,887	32,561,552	3,431,417	5,179,085
Shares reinvested:
Class A	21,534	23,512	—	—	59,874	119,378
Class C	5,938	6,316	—	—	16,781	43,397
Class I	483,435	700,645	82,374	39	124,327	197,906
Class I2	302,571	435,929	12,898,903	511,132	379,808	1,184,808
Class R6 (A)	65,447	42,477	79,021	—	—	—
	878,925	1,208,879	13,060,298	511,171	580,790	1,545,489
Shares redeemed:
Class A	(153,835)	(265,565)	—	—	(1,000,925)	(925,065)
Class C	(53,857)	(89,464)	—	—	(93,743)	(336,699)
Class I	(9,795,540)	(9,041,660)	(2,034)	(4,946)	(961,077)	(1,663,240)
Class I2	(3,666,357)	(489,984)	(7,171,572)	(5,364,571)	(12,294,638)	(5,054,524)
Class R6 (A)	(178,343)	(523,680)	(49,475)	—	—	—
	(13,847,932)	(10,410,353)	(7,223,081)	(5,369,517)	(14,350,383)	(7,979,528)
Automatic conversions:
Class A	20,408	141,843	—	—	121,369	234,339
Class C	(20,538)	(142,906)	—	—	(121,658)	(234,966)
	(130)	(1,063)	—	—	(289)	(627)
Net increase (decrease) in shares outstanding:
Class A	17,320	242,317	—	—	550,615	169,484
Class C	(60,979)	(188,447)	—	—	(3,823)	(249,326)
Class I	(3,192,003)	213,826	80,340	713,180	1,029,573	2,261,564
Class I2	(3,271,669)	364,580	5,775,691	26,989,231	(11,914,830)	(3,437,303)
Class R6 (A)	1,495,291	227,712	8,398,073	795	—	—
	(5,012,040)	859,988	14,254,104	27,703,206	(10,338,465)	(1,255,581)

(A)	Class R6 commenced operations for Transamerica Emerging Markets Opportunities on May 28, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Government Money Market		Transamerica High Quality Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$6,920,763	$4,956,939	$25,911	$505,477	$1,180,907	$2,716,741
Net realized gain (loss)	(99,644)	(2,675,757)	27,027	4,817	(496,118)	407,773
Net change in unrealized appreciation (depreciation)	(8,919,588)	4,935,905	—	—	(6,208,642)	(1,562,748)
Net increase (decrease) in net assets resulting from operations	(2,098,469)	7,217,087	52,938	510,294	(5,523,853)	1,561,766

Dividends and/or distributions to shareholders:
Class A	(214,848)	(463,320)	(4,296)	(288,688)	—	—
Class C	(151,889)	(324,730)	(44)	(7,244)	—	—
Class I	(1,978,986)	(3,042,924)	(370)	(18,392)	—	—
Class I2	(4,604,086)	(1,426,643)	(286)	(5,356)	—	—
Class I3	—	—	(9,029)	(81,017)	(1,116,879)	(2,435,466)
Class R	—	—	—	—	(85,110)	(187,199)
Class R2	—	—	—	(13,773)	—	—
Class R4	—	—	(11,885)	(96,163)	(315,547)	(594,805)
Return of capital:
Class A	—	—	—	(492,175)	—	—
Class C	—	—	—	(12,350)	—	—
Class I	—	—	—	(31,355)	—	—
Class I2	—	—	—	(9,130)	—	—
Class I3	—	—	—	(138,123)	—	—
Class R2	—	—	—	(23,482)	—	—
Class R4	—	—	—	(163,946)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,949,809)	(5,257,617)	(25,910)	(1,381,194)	(1,517,536)	(3,217,470)

Capital share transactions:
Proceeds from shares sold:
Class A	6,153,891	4,294,569	35,170,400	127,508,538	—	—
Class C	3,769,449	4,508,736	3,512,232	7,755,618	—	—
Class I	74,160,095	92,478,735	23,745,679	19,249,602	—	—
Class I2	186,000,001	145,000,000	1,823,985	2,400,131	—	—
Class I3	—	—	243,765,939	691,450,299	13,475,954	48,027,178
Class R	—	—	—	—	1,498,719	4,239,221
Class R2	—	—	23,221,955	128,314,315	—	—
Class R4	—	—	28,518,043	55,865,106	1,838,208	11,954,034
	270,083,436	246,282,040	359,758,233	1,032,543,609	16,812,881	64,220,433
Dividends and/or distributions reinvested:
Class A	212,836	459,324	4,226	776,660	—	—
Class C	151,335	318,220	42	19,165	—	—
Class I	1,975,452	3,029,745	365	49,585	—	—
Class I2	4,604,086	1,426,643	286	14,486	—	—
Class I3	—	—	9,038	219,140	1,116,879	2,435,466
Class R	—	—	—	—	85,110	187,199
Class R2	—	—	23	37,390	—	—
Class R4	—	—	11,895	260,109	315,547	594,805
	6,943,709	5,233,932	25,875	1,376,535	1,517,536	3,217,470
Cost of shares redeemed:
Class A	(1,854,469)	(6,226,990)	(44,122,858)	(147,273,675)	—	—
Class C	(1,191,417)	(2,414,474)	(2,646,970)	(10,296,766)	—	—
Class I	(40,944,327)	(42,226,725)	(19,895,211)	(18,483,109)	—	—
Class I2	—	(10,488)	(2,375,003)	(3,956,176)	—	—
Class I3	—	—	(200,691,171)	(693,647,167)	(14,025,078)	(53,940,409)
Class R	—	—	—	—	(1,770,915)	(5,759,105)
Class R2	—	—	(19,599,582)	(1,021,037,226)	—	—
Class R4	—	—	(23,740,847)	(74,563,595)	(2,607,808)	(7,182,966)
	(43,990,213)	(50,878,677)	(313,071,642)	(1,969,257,714)	(18,403,801)	(66,882,480)
Automatic conversions:
Class A	115,952	1,156,720	689,201	3,359,302	—	—
Class C	(115,952)	(1,156,720)	(689,201)	(3,359,302)	—	—
	—	—	—	—	—	—
Contributions from affiliate:	—	—	—	870,350	—	—
Net increase (decrease) in net assets resulting from capital share transactions	233,036,932	200,637,295	46,712,466	(934,467,220)	(73,384)	555,423
Net increase (decrease) in net assets	223,988,654	202,596,765	46,739,494	(935,338,120)	(7,114,773)	(1,100,281)

Net assets:
Beginning of period/year	286,230,115	83,633,350	577,995,539	1,513,333,659	169,078,282	170,178,563
End of period/year	$510,218,769	$286,230,115	$624,735,033	$577,995,539	$161,963,509	$169,078,282

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Government Money Market		Transamerica High Quality Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	654,350	453,574	35,170,400	127,508,538	—	—
Class C	400,531	475,164	3,512,232	7,755,618	—	—
Class I	7,904,580	9,803,441	23,745,679	19,249,602	—	—
Class I2	19,599,586	15,238,272	1,823,985	2,400,131	—	—
Class I3	—	—	243,765,939	691,450,299	1,391,646	4,813,713
Class R	—	—	—	—	154,141	423,635
Class R2	—	—	23,221,955	128,314,315	—	—
Class R4	—	—	28,518,043	55,865,106	189,894	1,201,478
	28,559,047	25,970,451	359,758,233	1,032,543,609	1,735,681	6,438,826
Shares reinvested:
Class A	22,625	48,493	4,226	776,660	—	—
Class C	16,083	33,595	42	19,165	—	—
Class I	211,087	321,254	365	49,585	—	—
Class I2	489,593	150,209	286	14,486	—	—
Class I3	—	—	9,038	219,140	114,787	245,150
Class R	—	—	—	—	8,679	18,783
Class R2	—	—	23	37,390	—	—
Class R4	—	—	11,895	260,109	32,359	59,880
	739,388	553,551	25,875	1,376,535	155,825	323,813
Shares redeemed:
Class A	(197,280)	(657,204)	(44,122,858)	(147,273,675)	—	—
Class C	(126,785)	(255,137)	(2,646,970)	(10,296,766)	—	—
Class I	(4,379,683)	(4,472,796)	(19,895,211)	(18,483,109)	—	—
Class I2	—	(1,105)	(2,375,003)	(3,956,176)	—	—
Class I3	—	—	(200,691,171)	(693,647,167)	(1,455,486)	(5,413,577)
Class R	—	—	—	—	(182,858)	(576,035)
Class R2	—	—	(19,599,582)	(1,021,037,226)	—	—
Class R4	—	—	(23,740,847)	(74,563,595)	(267,857)	(722,734)
	(4,703,748)	(5,386,242)	(313,071,642)	(1,969,257,714)	(1,906,201)	(6,712,346)
Automatic conversions:
Class A	12,448	122,023	689,201	3,359,302	—	—
Class C	(12,448)	(122,012)	(689,201)	(3,359,302)	—	—
	—	11	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	492,143	(33,114)	(8,259,031)	(15,629,175)	—	—
Class C	277,381	131,610	176,103	(5,881,285)	—	—
Class I	3,735,984	5,651,899	3,850,833	816,078	—	—
Class I2	20,089,179	15,387,376	(550,732)	(1,541,559)	—	—
Class I3	—	—	43,083,806	(1,977,728)	50,947	(354,714)
Class R	—	—	—	—	(20,038)	(133,617)
Class R2	—	—	3,622,396	(892,685,521)	—	—
Class R4	—	—	4,789,091	(18,438,380)	(45,604)	538,624
	24,594,687	21,137,771	46,712,466	(935,337,570)	(14,695)	50,293

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield ESG		Transamerica High Yield Muni
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$46,345,398	$108,994,186	$388,533	$691,161	$2,470,796	$3,681,343
Net realized gain (loss)	24,288,972	55,360,143	50,396	96,851	(1,012,012)	3,498,625
Net change in unrealized appreciation (depreciation)	(212,117,712)	119,226,911	(2,057,226)	370,020	(23,609,375)	2,722,416
Net increase (decrease) in net assets resulting from operations	(141,483,342)	283,581,240	(1,618,297)	1,158,032	(22,150,591)	9,902,384

Dividends and/or distributions to shareholders:
Class A	(1,760,182)	(3,537,320)	—	—	(467,855)	(696,690)
Class C	(242,500)	(583,235)	—	—	(157,227)	(295,379)
Class I	(18,332,288)	(33,399,854)	(24,057)	(40,074)	(2,264,191)	(2,689,381)
Class I2	(18,708,051)	(47,411,072)	(422,302)	(735,930)	(201)	(385)
Class I3	(4,912,393)	(11,274,762)	—	—	—	—
Class R	(476,029)	(1,100,513)	—	—	—	—
Class R4	(1,204,775)	(12,561,949)	—	—	—	—
Class R6	(1,676,349)	(2,436,463)	—	—	—	—
Return of capital:
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(47,312,567)	(112,305,168)	(446,359)	(776,004)	(2,889,474)	(3,681,835)

Capital share transactions:
Proceeds from shares sold:
Class A	35,700,583	22,269,730	—	—	11,180,602	15,743,611
Class C	844,302	3,637,400	—	—	1,715,222	3,488,772
Class I	124,026,575	444,199,719	45,387	71,290	75,724,708	84,642,478
Class I2	27,714,777	6,672,242	—	—	—	—
Class I3	5,367,446	53,688,916	—	—	—	—
Class R	1,159,279	2,607,791	—	—	—	—
Class R4	2,824,118	39,021,466	—	—	—	—
Class R6	28,508,432	23,454,466	—	—	—	—
	226,145,512	595,551,730	45,387	71,290	88,620,532	103,874,861
Dividends and/or distributions reinvested:
Class A	1,629,892	3,257,067	—	—	450,540	687,611
Class C	237,991	570,267	—	—	156,658	294,612
Class I	18,314,088	31,603,659	24,057	40,074	2,262,655	2,686,990
Class I2	18,708,051	47,362,727	422,302	735,930	201	385
Class I3	4,912,393	11,274,762	—	—	—	—
Class R	476,029	1,078,276	—	—	—	—
Class R4	1,204,775	12,561,857	—	—	—	—
Class R6	1,644,840	2,436,379	—	—	—	—
	47,128,059	110,144,994	446,359	776,004	2,870,054	3,669,598
Cost of shares redeemed:
Class A	(45,749,709)	(29,912,179)	—	—	(14,437,063)	(7,106,304)
Class C	(2,078,818)	(3,810,539)	—	—	(2,147,922)	(2,355,315)
Class I	(190,457,969)	(191,280,593)	(39,230)	—	(60,355,520)	(24,075,329)
Class I2	(143,549,380)	(248,775,492)	—	—	—	—
Class I3	(32,953,745)	(75,841,544)	—	—	—	—
Class R	(4,529,840)	(13,488,833)	—	—	—	—
Class R4	(12,227,770)	(642,636,427)	—	—	—	—
Class R6	(17,862,021)	(11,512,141)	—	—	—	—
	(449,409,252)	(1,217,257,748)	(39,230)	—	(76,940,505)	(33,536,948)
Automatic conversions:
Class A	637,754	6,635,738	—	—	160,756	544,465
Class C	(637,754)	(6,635,738)	—	—	(160,756)	(544,465)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(176,135,681)	(511,561,024)	452,516	847,294	14,550,081	74,007,511
Net increase (decrease) in net assets	(364,931,590)	(340,284,952)	(1,612,140)	1,229,322	(10,489,984)	80,228,060

Net assets:
Beginning of period/year	2,247,858,953	2,588,143,905	21,218,284	19,988,962	172,647,472	92,419,412
End of period/year	$1,882,927,363	$2,247,858,953	$19,606,144	$21,218,284	$162,157,488	$172,647,472

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield ESG		Transamerica High Yield Muni
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	3,971,813	2,469,006	—	—	906,249	1,282,523
Class C	94,908	402,324	—	—	142,371	283,086
Class I	13,801,984	48,377,113	4,512	7,039	6,275,476	6,853,174
Class I2	3,127,363	735,157	—	—	—	—
Class I3	600,363	5,900,996	—	—	—	—
Class R	129,038	285,913	—	—	—	—
Class R4	316,729	4,266,882	—	—	—	—
Class R6	3,118,410	2,545,529	—	—	—	—
	25,160,608	64,982,920	4,512	7,039	7,324,096	8,418,783
Shares reinvested:
Class A	184,920	357,793	—	—	37,650	56,115
Class C	27,140	63,011	—	—	13,051	24,067
Class I	2,063,205	3,436,407	2,472	3,947	189,317	219,000
Class I2	2,104,910	5,150,910	43,404	72,492	17	31
Class I3	551,949	1,226,153	—	—	—	—
Class R	53,486	117,328	—	—	—	—
Class R4	135,556	1,378,079	—	—	—	—
Class R6	185,116	264,618	—	—	—	—
	5,306,282	11,994,299	45,876	76,439	240,035	299,213
Shares redeemed:
Class A	(5,111,075)	(3,311,830)	—	—	(1,248,815)	(574,481)
Class C	(236,762)	(421,212)	—	—	(179,283)	(191,722)
Class I	(21,151,887)	(20,786,861)	(4,067)	—	(5,107,934)	(1,960,464)
Class I2	(15,536,472)	(26,944,675)	—	—	—	—
Class I3	(3,706,652)	(8,239,401)	—	—	—	—
Class R	(507,316)	(1,479,516)	—	—	—	—
Class R4	(1,350,479)	(70,395,975)	—	—	—	—
Class R6	(1,975,430)	(1,256,643)	—	—	—	—
	(49,576,073)	(132,836,113)	(4,067)	—	(6,536,032)	(2,726,667)
Automatic conversions:
Class A	72,759	733,597	—	—	13,409	44,705
Class C	(73,041)	(736,810)	—	—	(13,393)	(44,640)
	(282)	(3,213)	—	—	16	65
Net increase (decrease) in shares outstanding:
Class A	(881,583)	248,566	—	—	(291,507)	808,862
Class C	(187,755)	(692,687)	—	—	(37,254)	70,791
Class I	(5,286,698)	31,026,659	2,917	10,986	1,356,859	5,111,710
Class I2	(10,304,199)	(21,058,608)	43,404	72,492	17	31
Class I3	(2,554,340)	(1,112,252)	—	—	—	—
Class R	(324,792)	(1,076,275)	—	—	—	—
Class R4	(898,194)	(64,751,014)	—	—	—	—
Class R6	1,328,096	1,553,504	—	—	—	—
	(19,109,465)	(55,862,107)	46,321	83,478	1,028,115	5,991,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$3,089,073	$3,375,431	$2,843,398	$4,119,292	$15,402,055	$32,129,688
Net realized gain (loss)	(680,425)	1,190,730	886,807	1,613,672	(27,659,772)	25,486,795
Net change in unrealized appreciation (depreciation)	(8,887,865)	1,481,143	(7,932,388)	759,028	(132,018,760)	(49,824,593)
Net increase (decrease) in net assets resulting from operations	(6,479,217)	6,047,304	(4,202,183)	6,491,992	(144,276,477)	7,791,890

Dividends and/or distributions to shareholders:
Class A	(57,177)	(31,788)	—	—	—	—
Class C	(20,940)	(18,604)	—	—	—	—
Class I	(369,376)	(301,347)	—	—	—	—
Class I2	(3,161,247)	(2,992,641)	—	—	(28,858,846)	(65,503,969)
Class I3	—	—	(2,942,791)	(3,285,451)	(9,300,708)	(20,657,531)
Class R	—	—	(277,826)	(275,470)	(739,247)	(1,875,981)
Class R4	—	—	(30,847)	(40,622)	(3,733,322)	(7,344,444)
Class R6 (A)	(2,485)	(1,937)	—	—	(264)	(80)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,611,225)	(3,346,317)	(3,251,464)	(3,601,543)	(42,632,387)	(95,382,005)

Capital share transactions:
Proceeds from shares sold:
Class A	2,137,030	640,447	—	—	—	—
Class C	749,999	721,399	—	—	—	—
Class I	5,479,461	9,411,332	—	—	—	—
Class I2	32,318,917	32,162,244	—	—	16,918,865	52,923,278
Class I3	—	—	1,673,257	8,678,562	7,946,255	82,607,738
Class R	—	—	1,945,469	1,726,935	2,142,445	3,626,138
Class R4	—	—	339,409	458,411	6,276,021	23,358,449
Class R6 (A)	86,408	10,000	—	—	—	10,000
	40,771,815	42,945,422	3,958,135	10,863,908	33,283,586	162,525,603
Dividends and/or distributions reinvested:
Class A	57,177	31,788	—	—	—	—
Class C	20,940	18,604	—	—	—	—
Class I	369,376	301,347	—	—	—	—
Class I2	3,161,247	2,992,641	—	—	28,858,846	65,503,969
Class I3	—	—	2,942,791	3,285,451	9,300,708	20,657,531
Class R	—	—	277,826	275,470	739,247	1,875,981
Class R4	—	—	30,847	40,622	3,733,322	7,344,444
Class R6 (A)	2,485	1,937	—	—	264	80
	3,611,225	3,346,317	3,251,464	3,601,543	42,632,387	95,382,005
Cost of shares redeemed:
Class A	(1,339,093)	(241,264)	—	—	—	—
Class C	(54,679)	(286,615)	—	—	—	—
Class I	(4,499,184)	(1,472,987)	—	—	—	—
Class I2	(29,835,286)	(6,109,411)	—	—	(80,160,553)	(201,612,445)
Class I3	—	—	(6,040,239)	(15,399,465)	(46,387,415)	(101,776,046)
Class R	—	—	(2,235,911)	(2,983,207)	(4,038,791)	(14,153,414)
Class R4	—	—	(312,726)	(1,391,121)	(19,659,081)	(33,441,016)
Class R6 (A)	(2,771)	(1)	—	—	—	—
	(35,731,013)	(8,110,278)	(8,588,876)	(19,773,793)	(150,245,840)	(350,982,921)
Automatic conversions:
Class A	287,190	107,416	—	—	—	—
Class C	(287,190)	(107,416)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	8,652,027	38,181,461	(1,379,277)	(5,308,342)	(74,329,867)	(93,075,313)
Net increase (decrease) in net assets	(1,438,415)	40,882,448	(8,832,924)	(2,417,893)	(261,238,731)	(180,665,428)

Net assets:
Beginning of period/year	135,115,628	94,233,180	109,804,463	112,222,356	1,684,452,485	1,865,117,913
End of period/year	$133,677,213	$135,115,628	$100,971,539	$109,804,463	$1,423,213,754	$1,684,452,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	194,486	57,761	—	—	—	—
Class C	71,116	67,929	—	—	—	—
Class I	496,564	842,142	—	—	—	—
Class I2	2,878,633	2,863,032	—	—	1,727,571	5,057,094
Class I3	—	—	154,634	788,561	820,306	7,879,812
Class R	—	—	179,595	156,242	210,855	343,069
Class R4	—	—	31,607	41,455	632,473	2,215,884
Class R6 (A)	7,897	880	—	—	—	966
	3,648,696	3,831,744	365,836	986,258	3,391,205	15,496,825
Shares reinvested:
Class A	5,292	2,861	—	—	—	—
Class C	1,993	1,718	—	—	—	—
Class I	33,899	26,907	—	—	—	—
Class I2	289,000	266,831	—	—	2,894,461	6,221,470
Class I3	—	—	272,758	297,898	930,488	1,959,275
Class R	—	—	25,739	24,942	73,705	177,450
Class R4	—	—	2,856	3,677	372,801	696,106
Class R6 (A)	229	173	—	—	26	8
	330,413	298,490	301,353	326,517	4,271,481	9,054,309
Shares redeemed:
Class A	(126,586)	(21,777)	—	—	—	—
Class C	(5,273)	(26,512)	—	—	—	—
Class I	(417,671)	(131,837)	—	—	—	—
Class I2	(2,733,576)	(547,932)	—	—	(8,133,558)	(19,414,503)
Class I3	—	—	(557,492)	(1,401,235)	(4,710,605)	(9,712,349)
Class R	—	—	(207,499)	(269,172)	(406,746)	(1,347,349)
Class R4	—	—	(28,370)	(127,516)	(1,997,446)	(3,107,556)
Class R6 (A)	(255)	—	—	—	—	—
	(3,283,361)	(728,058)	(793,361)	(1,797,923)	(15,248,355)	(33,581,757)
Automatic conversions:
Class A	26,838	9,756	—	—	—	—
Class C	(27,586)	(10,012)	—	—	—	—
	(748)	(256)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	100,030	48,601	—	—	—	—
Class C	40,250	33,123	—	—	—	—
Class I	112,792	737,212	—	—	—	—
Class I2	434,057	2,581,931	—	—	(3,511,526)	(8,135,939)
Class I3	—	—	(130,100)	(314,776)	(2,959,811)	126,738
Class R	—	—	(2,165)	(87,988)	(122,186)	(826,830)
Class R4	—	—	6,093	(82,384)	(992,172)	(195,566)
Class R6 (A)	7,871	1,053	—	—	26	974
	695,000	3,401,920	(126,172)	(485,148)	(7,585,669)	(9,030,623)

(A)	Class R6 commenced operations for Transamerica Intermediate Bond on May 28, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni		Transamerica International Equity		Transamerica International Focus
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$22,731,575	$45,177,113	$45,557,147	$104,121,766	$13,451,662	$29,511,774
Net realized gain (loss)	(10,521,243)	24,975,905	98,341,022	192,948,905	10,723,146	127,656,475
Net change in unrealized appreciation (depreciation)	(250,697,891)	91,788	(759,090,559)	1,183,218,061	(242,064,502)	294,887,724
Net increase (decrease) in net assets resulting from operations	(238,487,559)	70,244,806	(615,192,390)	1,480,288,732	(217,889,694)	452,055,973

Dividends and/or distributions to shareholders:
Class A	(3,352,630)	(4,594,355)	(5,664,602)	(697,951)	(30,102)	(1,630)
Class C	(1,072,018)	(1,535,160)	(851,500)	—	—	—
Class I	(28,204,427)	(39,047,603)	(106,730,494)	(29,668,975)	(1,532)	(196)
Class I2	(147)	(221)	(54,734,050)	(22,003,572)	(85,983,318)	(17,217,444)
Class I3	—	—	(5,782,446)	(3,137,564)	—	—
Class R	—	—	(936,264)	(255,613)	—	—
Class R4	—	—	(764,859)	(230,220)	—	—
Class R6	—	—	(15,500,281)	(3,500,805)	(902,100)	(127)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(32,629,222)	(45,177,339)	(190,964,496)	(59,494,700)	(86,917,052)	(17,219,397)

Capital share transactions:
Proceeds from shares sold:
Class A	29,985,805	86,034,790	46,607,710	28,816,865	253,211	378,801
Class C	4,403,163	24,147,327	2,118,909	5,330,869	—	—
Class I	411,587,989	874,545,250	937,944,129	1,029,040,374	10,000	1,157
Class I2	—	—	110,992,714	69,932,021	15,447,368	42,782,286
Class I3	—	—	2,181,807	10,393,576	—	—
Class R	—	—	605,969	1,851,287	—	—
Class R4	—	—	1,562,691	3,549,625	—	—
Class R6	—	—	90,318,086	207,826,939	15,520,041	—
	445,976,957	984,727,367	1,192,332,015	1,356,741,556	31,230,620	43,162,244
Issued from fund acquisition:
Class A	—	—	59,144,888	—	—	—
Class C	—	—	2,828,913	—	—	—
Class I	—	—	34,894,866	—	—	—
Class R6	—	—	945,301	—	—	—
	—	—	97,813,968	—	—	—
Dividends and/or distributions reinvested:
Class A	2,941,748	4,082,169	4,547,089	521,040	30,102	1,630
Class C	958,708	1,335,710	793,944	—	—	—
Class I	24,089,416	32,338,680	98,648,482	27,157,141	1,532	196
Class I2	147	221	54,734,050	22,003,572	85,983,318	17,217,444
Class I3	—	—	5,782,446	3,137,564	—	—
Class R	—	—	936,264	255,613	—	—
Class R4	—	—	764,859	230,220	—	—
Class R6	—	—	13,854,685	3,408,490	902,100	127
	27,990,019	37,756,780	180,061,819	56,713,640	86,917,052	17,219,397
Cost of shares redeemed:
Class A	(52,730,996)	(67,617,114)	(24,033,175)	(108,586,873)	(96,234)	(105,193)
Class C	(15,999,358)	(21,145,897)	(2,870,322)	(8,380,084)	—	—
Class I	(736,513,788)	(500,004,682)	(681,287,265)	(656,607,726)	(1,339)	(35)
Class I2	—	—	(112,424,911)	(425,422,661)	(151,966,580)	(466,575,856)
Class I3	—	—	(10,215,772)	(123,842,546)	—	—
Class R	—	—	(3,651,753)	(5,236,254)	—	—
Class R4	—	—	(6,596,305)	(4,078,574)	—	—
Class R6	—	—	(70,667,848)	(68,378,842)	(554,189)	—
	(805,244,142)	(588,767,693)	(911,747,351)	(1,400,533,560)	(152,618,342)	(466,681,084)
Automatic conversions:
Class A	6,817,500	13,351,751	1,932,715	3,233,080	—	—
Class C	(6,817,500)	(13,351,751)	(1,932,715)	(3,233,080)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(331,277,166)	433,716,454	558,460,451	12,921,636	(34,470,670)	(406,299,443)
Net increase (decrease) in net assets	(602,393,947)	458,783,921	(247,696,435)	1,433,715,668	(339,277,416)	28,537,133

Net assets:
Beginning of period/year	2,732,139,669	2,273,355,748	5,358,622,237	3,924,906,569	1,468,294,105	1,439,756,972
End of period/year	$2,129,745,722	$2,732,139,669	$5,110,925,802	$5,358,622,237	$1,129,016,689	$1,468,294,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni		Transamerica International Equity		Transamerica International Focus
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	2,551,410	7,138,491	2,261,078	1,408,603	27,989	38,673
Class C	375,328	2,008,221	103,532	262,023	—	—
Class I	35,290,334	72,266,431	45,874,773	50,279,444	1,073	116
Class I2	—	—	5,819,822	3,487,010	1,667,965	4,556,965
Class I3	—	—	109,580	493,384	—	—
Class R	—	—	29,694	88,107	—	—
Class R4	—	—	78,039	166,534	—	—
Class R6	—	—	4,287,184	9,959,440	1,546,533	—
	38,217,072	81,413,143	58,563,702	66,144,545	3,243,560	4,595,754
Shares issued on fund acquisition:
Class A	—	—	2,800,779	—	—	—
Class C	—	—	136,391	—	—	—
Class I	—	—	1,631,882	—	—	—
Class R6	—	—	43,687	—	—	—
	—	—	4,612,739	—	—	—
Shares reinvested:
Class A	251,473	338,943	222,569	27,908	3,182	179
Class C	81,746	111,176	39,304	—	—	—
Class I	2,052,558	2,675,504	4,779,481	1,442,227	161	22
Class I2	12	19	2,649,276	1,167,298	9,098,764	1,898,285
Class I3	—	—	277,869	165,309	—	—
Class R	—	—	44,797	13,418	—	—
Class R4	—	—	36,737	12,123	—	—
Class R6	—	—	663,539	179,017	95,058	14
	2,385,789	3,125,642	8,713,572	3,007,300	9,197,165	1,898,500
Shares redeemed:
Class A	(4,593,623)	(5,615,242)	(1,236,585)	(5,769,619)	(10,667)	(10,690)
Class C	(1,387,032)	(1,760,186)	(143,347)	(435,041)	—	—
Class I	(64,494,956)	(41,365,565)	(33,954,327)	(31,811,027)	(132)	(4)
Class I2	—	—	(5,348,817)	(20,022,330)	(17,463,357)	(46,126,119)
Class I3	—	—	(494,839)	(5,758,556)	—	—
Class R	—	—	(179,440)	(248,387)	—	—
Class R4	—	—	(316,035)	(198,223)	—	—
Class R6	—	—	(3,364,748)	(3,272,516)	(60,320)	—
	(70,475,611)	(48,740,993)	(45,038,138)	(67,515,699)	(17,534,476)	(46,136,813)
Automatic conversions:
Class A	577,773	1,106,061	95,082	156,076	—	—
Class C	(578,851)	(1,108,183)	(96,417)	(158,408)	—	—
	(1,078)	(2,122)	(1,335)	(2,332)	—	—
Net increase (decrease) in shares outstanding:
Class A	(1,212,967)	2,968,253	4,142,923	(4,177,032)	20,504	28,162
Class C	(1,508,809)	(748,972)	39,463	(331,426)	—	—
Class I	(27,152,064)	33,576,370	18,331,809	19,910,644	1,102	134
Class I2	12	19	3,120,281	(15,368,022)	(6,696,628)	(39,670,869)
Class I3	—	—	(107,390)	(5,099,863)	—	—
Class R	—	—	(104,949)	(146,862)	—	—
Class R4	—	—	(201,259)	(19,566)	—	—
Class R6	—	—	1,629,662	6,865,941	1,581,271	14
	(29,873,828)	35,795,670	26,850,540	1,633,814	(5,093,751)	(39,642,559)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica International Stock		Transamerica Large Cap Value
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$6,053,595	$12,927,950	$2,821,160	$3,096,658	$12,592,827	$25,161,979
Net realized gain (loss)	12,760,053	31,659,574	(5,034)	12,766,006	37,979,115	337,873,845
Net change in unrealized appreciation (depreciation)	(166,180,673)	144,294,046	(13,850,164)	25,077,203	(189,544,570)	548,344,476
Net increase (decrease) in net assets resulting from operations	(147,367,025)	188,881,570	(11,034,038)	40,939,867	(138,972,628)	911,380,300

Dividends and/or distributions to shareholders:
Class A	—	—	(61,683)	(6,314)	(1,705,186)	(525,971)
Class C	—	—	—	—	(330,897)	(60,273)
Class I	(12,592,675)	(2,686,636)	(51,220)	(6,904)	(2,408,064)	(783,640)
Class I2	(17,994,779)	(3,728,380)	(11,029,440)	(1,680,254)	(49,942,837)	(22,929,567)
Class R6	—	—	(1,321,801)	(6,826)	(1,161,648)	(320,845)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(30,587,454)	(6,415,016)	(12,464,144)	(1,700,298)	(55,548,632)	(24,620,296)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	103,063	110,596	13,028,183	21,606,431
Class C	—	—	—	—	5,704,591	4,540,437
Class I	16,664,050	76,100,599	36,950	—	44,221,187	59,110,371
Class I2	3,190,546	121,139,524	11,000,000	1,507,867	198,989,505	495,690,773
Class R6	—	—	15,332,805	—	30,861,639	5,739,402
	19,854,596	197,240,123	26,472,818	1,618,463	292,805,105	586,687,414
Dividends and/or distributions reinvested:
Class A	—	—	61,683	6,314	1,545,803	478,492
Class C	—	—	—	—	279,479	50,613
Class I	12,547,620	2,678,636	51,220	6,904	2,049,832	616,006
Class I2	17,994,779	3,728,380	11,029,440	1,680,254	49,942,837	22,929,567
Class R6	—	—	1,321,801	6,826	1,161,648	320,845
	30,542,399	6,407,016	12,464,144	1,700,298	54,979,599	24,395,523
Cost of shares redeemed:
Class A	—	—	(20,352)	(158)	(8,801,973)	(18,654,259)
Class C	—	—	—	—	(1,808,848)	(5,363,277)
Class I	(41,592,561)	(45,188,867)	(25,799)	—	(36,743,751)	(56,953,921)
Class I2	(17,852,154)	(17,451,390)	(26,100,740)	(11,542,950)	(244,552,292)	(485,703,112)
Class R6	—	—	(1,192,628)	—	(4,660,112)	(17,642,874)
	(59,444,715)	(62,640,257)	(27,339,519)	(11,543,108)	(296,566,976)	(584,317,443)
Automatic conversions:
Class A	—	—	—	—	906,332	2,189,226
Class C	—	—	—	—	(906,332)	(2,189,226)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(9,047,720)	141,006,882	11,597,443	(8,224,347)	51,217,728	26,765,494
Net increase (decrease) in net assets	(187,002,199)	323,473,436	(11,900,739)	31,015,222	(143,303,532)	913,525,498

Net assets:
Beginning of period/year	838,220,384	514,746,948	138,480,986	107,465,764	2,530,584,178	1,617,058,680
End of period/year	$651,218,185	$838,220,384	$126,580,247	$138,480,986	$2,387,280,646	$2,530,584,178

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica International Stock		Transamerica Large Cap Value
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021

Capital share transactions - shares:
Shares issued:
Class A	—	—	9,574	10,710	943,751	1,717,239
Class C	—	—	—	—	415,502	358,134
Class I	1,138,372	4,793,306	3,271	—	3,161,139	4,663,168
Class I2	216,040	7,188,116	1,004,566	138,315	14,302,784	39,558,431
Class R6	—	—	1,320,146	—	2,186,949	471,558
	1,354,412	11,981,422	2,337,557	149,025	21,010,125	46,768,530
Shares reinvested:
Class A	—	—	5,776	635	112,561	41,545
Class C	—	—	—	—	20,552	4,739
Class I	829,321	191,331	4,782	693	147,946	52,118
Class I2	1,187,774	265,933	1,030,789	168,531	3,612,388	1,928,052
Class R6	—	—	123,533	685	84,030	27,632
	2,017,095	457,264	1,164,880	170,544	3,977,477	2,054,086
Shares redeemed:
Class A	—	—	(2,048)	(15)	(638,969)	(1,534,875)
Class C	—	—	—	—	(132,248)	(449,023)
Class I	(2,861,864)	(3,047,089)	(2,359)	—	(2,652,157)	(4,904,452)
Class I2	(1,211,730)	(1,100,957)	(2,377,672)	(1,038,206)	(17,435,118)	(38,298,156)
Class R6	—	—	(115,673)	—	(335,419)	(1,478,311)
	(4,073,594)	(4,148,046)	(2,497,752)	(1,038,221)	(21,193,911)	(46,664,817)
Automatic conversions:
Class A	—	—	—	—	65,548	171,409
Class C	—	—	—	—	(66,093)	(172,587)
	—	—	—	—	(545)	(1,178)
Net increase (decrease) in shares outstanding:
Class A	—	—	13,302	11,330	482,891	395,318
Class C	—	—	—	—	237,713	(258,737)
Class I	(894,171)	1,937,548	5,694	693	656,928	(189,166)
Class I2	192,084	6,353,092	(342,317)	(731,360)	480,054	3,188,327
Class R6	—	—	1,328,006	685	1,935,560	(979,121)
	(702,087)	8,290,640	1,004,685	(718,652)	3,793,146	2,156,621

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Core		Transamerica Large Growth		Transamerica Large Value Opportunities
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$784,084	$1,699,503	$(2,442,043)	$(5,332,790)	$3,383,528	$7,427,339
Net realized gain (loss)	8,605,633	29,034,402	50,423,683	236,939,557	19,348,062	65,344,664
Net change in unrealized appreciation (depreciation)	(24,808,267)	36,038,792	(495,138,033)	143,867,103	(23,925,183)	60,520,168
Net increase (decrease) in net assets resulting from operations	(15,418,550)	66,772,697	(447,156,393)	375,473,870	(1,193,593)	133,292,171

Dividends and/or distributions to shareholders:
Class I3	(19,842,416)	(10,515,694)	(178,104,703)	(125,877,488)	(46,224,464)	(6,124,302)
Class R	(9,406,373)	(5,042,853)	(36,849,171)	(26,451,482)	(10,155,688)	(1,028,286)
Class R4	(407,122)	(187,240)	(11,758,984)	(8,515,569)	(1,402,205)	(233,844)
Class R6 (A)	—	—	(5,556,471)	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(29,655,911)	(15,745,787)	(232,269,329)	(160,844,539)	(57,782,357)	(7,386,432)

Capital share transactions:
Proceeds from shares sold:
Class I3	1,677,817	1,809,512	15,335,299	41,898,283	1,349,745	3,796,796
Class R	1,306,028	1,720,456	3,046,247	10,321,621	3,020,539	2,598,631
Class R4	50,718	167,978	1,713,291	11,180,522	493,619	3,658,370
Class R6 (A)	—	—	31,331,948	10,000	—	—
	3,034,563	3,697,946	51,426,785	63,410,426	4,863,903	10,053,797
Dividends and/or distributions reinvested:
Class I3	19,842,416	10,515,694	178,104,703	125,877,488	46,224,464	6,124,302
Class R	9,406,373	5,042,853	36,849,171	26,451,482	10,155,688	1,028,286
Class R4	407,122	187,240	11,758,984	8,515,569	1,402,205	233,844
Class R6 (A)	—	—	5,556,471	—	—	—
	29,655,911	15,745,787	232,269,329	160,844,539	57,782,357	7,386,432
Cost of shares redeemed:
Class I3	(7,315,816)	(18,798,924)	(39,549,110)	(135,832,051)	(33,232,166)	(50,261,417)
Class R	(7,909,224)	(12,548,407)	(23,181,214)	(31,107,587)	(9,022,245)	(11,607,011)
Class R4	(42,516)	(241,938)	(3,627,254)	(16,283,411)	(1,557,259)	(17,781,251)
Class R6 (A)	—	—	(1,099,650)	—	—	—
	(15,267,556)	(31,589,269)	(67,457,228)	(183,223,049)	(43,811,670)	(79,649,679)
Net increase (decrease) in net assets resulting from capital share transactions	17,422,918	(12,145,536)	216,238,886	41,031,916	18,834,590	(62,209,450)
Net increase (decrease) in net assets	(27,651,543)	38,881,374	(463,186,836)	255,661,247	(40,141,360)	63,696,289

Net assets:
Beginning of period	205,385,942	166,504,568	1,236,404,100	980,742,853	393,286,836	329,590,547
End of period	$177,734,399	$205,385,942	$773,217,264	$1,236,404,100	$353,145,476	$393,286,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Core		Transamerica Large Growth		Transamerica Large Value Opportunities
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class I3	131,706	150,511	1,262,801	2,173,892	123,952	371,145
Class R	108,064	142,087	214,270	561,166	294,900	245,402
Class R4	4,138	14,060	131,937	614,700	48,961	356,014
Class R6 (A)	—	—	1,679,847	558	—	—
	243,908	306,658	3,288,855	3,350,316	467,813	972,561
Shares reinvested:
Class I3	1,663,571	951,756	11,580,280	7,044,068	4,612,717	588,822
Class R	787,241	458,748	2,461,534	1,504,635	1,011,651	99,104
Class R4	34,103	16,970	772,094	479,210	139,663	23,322
Class R6 (A)	—	—	361,514	—	—	—
	2,484,915	1,427,474	15,175,422	9,027,913	5,764,031	711,248
Shares redeemed:
Class I3	(602,865)	(1,522,607)	(2,749,176)	(7,158,396)	(3,219,023)	(4,840,490)
Class R	(651,061)	(1,003,710)	(1,659,690)	(1,704,074)	(876,712)	(1,109,722)
Class R4	(3,331)	(20,726)	(242,246)	(888,825)	(147,438)	(1,876,282)
Class R6 (A)	—	—	(85,134)	—	—	—
	(1,257,257)	(2,547,043)	(4,736,246)	(9,751,295)	(4,243,173)	(7,826,494)
Net increase (decrease) in shares outstanding:
Class I3	1,192,412	(420,340)	10,093,905	2,059,564	1,517,646	(3,880,523)
Class R	244,244	(402,875)	1,016,114	361,727	429,839	(765,216)
Class R4	34,910	10,304	661,785	205,085	41,186	(1,496,946)
Class R6 (A)	—	—	1,956,227	558	—	—
	1,471,566	(812,911)	13,728,031	2,626,934	1,988,671	(6,142,685)

(A)	Class R6 commenced operations for Transamerica Large Growth on May 28, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities		Transamerica Multi-Asset Income
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$(553,690)	$(1,853,954)	$6,120,363	$8,449,271	$10,294,843	$11,912,454
Net realized gain (loss)	(2,675,733)	109,996,723	114,740,453	330,963,162	12,907,395	17,136,262
Net change in unrealized appreciation (depreciation)	(118,387,456)	12,465,481	(109,171,991)	259,785,401	(53,701,109)	52,058,642
Net increase (decrease) in net assets resulting from operations	(121,616,879)	120,608,250	11,688,825	599,197,834	(30,498,871)	81,107,358

Dividends and/or distributions to shareholders:
Class A	(4,997,670)	(695,547)	(6,237,115)	(99,450)	(4,166,756)	(2,466,508)
Class C	(329,926)	(78,496)	(3,871,483)	—	(2,247,158)	(1,630,668)
Class I	(665,042)	(79,553)	(139,972,415)	(5,207,038)	(12,303,248)	(8,068,651)
Class I2	(83,490,034)	(20,365,628)	(48,367,095)	(4,054,037)	(561)	(541)
Class I3	(10,118,990)	(1,808,466)	(28,354,374)	(1,292,516)	—	—
Class R	(7,200,667)	(1,194,775)	(12,665,961)	(290,706)	—	—
Class R4	(53,974)	(17,577)	(25,655,249)	(819,473)	—	—
Class R6 (A)	(3,021,089)	—	(48,777,821)	(2,465,827)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(109,877,392)	(24,240,042)	(313,901,513)	(14,229,047)	(18,717,723)	(12,166,368)

Capital share transactions:
Proceeds from shares sold:
Class A	1,692,647	5,041,782	5,620,272	12,100,662	21,264,564	18,561,670
Class C	93,145	193,656	1,526,456	3,027,450	20,148,631	24,811,938
Class I	550,484	496,281	162,747,608	209,264,153	169,144,967	145,756,745
Class I2	50,118,121	55,155,484	975,675	51,370,010	—	—
Class I3	1,049,424	775,332	1,227,373	3,677,471	—	—
Class R	1,008,594	2,472,339	1,739,117	3,032,180	—	—
Class R4	10,381	43,822	3,492,123	11,790,965	—	—
Class R6 (A)	9,972,203	10,000	39,034,915	39,157,427	—	—
	64,494,999	64,188,696	216,363,539	333,420,318	210,558,162	189,130,353
Issued from fund acquisition:
Class A	—	—	—	—	—	70,567,616
Class C	—	—	—	—	—	16,215,922
Class I	—	—	—	—	—	19,920,834
	—	—	—	—	—	106,704,372
Dividends and/or distributions reinvested:
Class A	4,997,670	695,547	5,596,470	88,145	3,978,357	2,350,549
Class C	329,926	78,496	3,538,876	—	2,231,761	1,618,679
Class I	573,632	72,218	127,005,024	4,638,921	12,255,441	8,025,144
Class I2	83,490,034	20,365,628	48,363,640	4,054,037	561	541
Class I3	10,118,990	1,808,466	28,354,374	1,292,516	—	—
Class R	7,200,667	1,194,775	12,665,961	290,706	—	—
Class R4	53,974	17,577	25,655,249	819,473	—	—
Class R6 (A)	3,021,089	—	48,777,821	2,465,827	—	—
	109,785,982	24,232,707	299,957,415	13,649,625	18,466,120	11,994,913
Cost of shares redeemed:
Class A	(2,740,733)	(5,359,565)	(6,077,841)	(7,113,808)	(14,160,791)	(15,841,562)
Class C	(163,059)	(109,248)	(1,984,668)	(3,972,056)	(6,921,048)	(9,939,267)
Class I	(297,714)	(94,894)	(169,141,541)	(252,804,096)	(60,180,386)	(41,665,990)
Class I2	(5,076,978)	(241,814,462)	(45,949,466)	(277,005,167)	—	—
Class I3	(2,700,704)	(11,159,248)	(16,199,122)	(40,505,259)	—	—
Class R	(1,954,357)	(6,512,929)	(4,569,569)	(11,265,213)	—	—
Class R4	(4,540)	(270,502)	(12,000,157)	(16,650,734)	—	—
Class R6 (A)	(149,048)	—	(12,357,926)	(156,739,421)	—	—
	(13,087,133)	(265,320,848)	(268,280,290)	(766,055,754)	(81,262,225)	(67,446,819)
Automatic conversions:
Class A	719,438	184,656	352,507	664,426	7,117,776	10,787,314
Class C	(719,438)	(184,656)	(352,507)	(664,426)	(7,117,776)	(10,787,314)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	161,193,848	(176,899,445)	248,040,664	(418,985,811)	147,762,057	240,382,819
Net increase (decrease) in net assets	(70,300,423)	(80,531,237)	(54,172,024)	165,982,976	98,545,463	309,323,809

Net assets:
Beginning of period/year	385,587,427	466,118,664	1,415,575,621	1,249,592,645	569,083,823	259,760,014
End of period/year	$315,287,004	$385,587,427	$1,361,403,597	$1,415,575,621	$667,629,286	$569,083,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities		Transamerica Multi-Asset Income
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class A	177,130	367,626	440,053	883,827	1,515,190	1,363,700
Class C	9,482	14,850	130,762	222,626	1,440,664	1,837,938
Class I	60,912	35,121	13,520,022	15,328,813	12,012,110	10,636,043
Class I2	5,774,497	3,582,340	80,559	4,879,380	—	—
Class I3	110,012	55,556	98,018	263,959	—	—
Class R	105,800	178,685	143,114	220,319	—	—
Class R4	1,030	3,117	273,378	841,469	—	—
Class R6 (A)	700,664	721	2,783,765	2,875,202	—	—
	6,939,527	4,238,016	17,469,671	25,515,595	14,967,964	13,837,681
Shares issued on fund acquisition:
Class A	—	—	—	—	—	5,087,201
Class C	—	—	—	—	—	1,175,220
Class I	—	—	—	—	—	1,435,260
	—	—	—	—	—	7,697,681
Shares reinvested:
Class A	527,737	52,376	486,650	7,445	284,502	172,594
Class C	39,184	6,351	315,127	—	159,985	121,152
Class I	58,894	5,345	11,005,635	390,811	876,767	595,820
Class I2	8,458,970	1,496,372	4,187,328	341,249	42	43
Class I3	1,027,309	132,975	2,440,135	108,342	—	—
Class R	750,069	89,029	1,087,207	24,307	—	—
Class R4	5,491	1,293	2,198,393	68,461	—	—
Class R6 (A)	306,398	—	4,183,347	206,001	—	—
	11,174,052	1,783,741	25,903,822	1,146,616	1,321,296	889,609
Shares redeemed:
Class A	(301,236)	(391,889)	(480,618)	(534,733)	(1,008,411)	(1,158,875)
Class C	(21,672)	(8,620)	(166,939)	(298,694)	(497,566)	(738,724)
Class I	(27,880)	(6,866)	(13,569,165)	(18,397,473)	(4,292,140)	(3,092,276)
Class I2	(437,619)	(17,831,021)	(3,779,625)	(19,413,807)	—	—
Class I3	(266,031)	(767,034)	(1,320,089)	(2,995,137)	—	—
Class R	(205,810)	(466,772)	(359,963)	(836,000)	—	—
Class R4	(358)	(19,422)	(957,306)	(1,228,909)	—	—
Class R6 (A)	(16,637)	—	(993,932)	(10,889,128)	—	—
	(1,277,243)	(19,491,624)	(21,627,637)	(54,593,881)	(5,798,117)	(4,989,875)
Automatic conversions:
Class A	52,240	13,522	27,454	47,748	506,399	785,342
Class C	(56,940)	(14,552)	(28,108)	(48,558)	(508,959)	(789,449)
	(4,700)	(1,030)	(654)	(810)	(2,560)	(4,107)
Net increase (decrease) in shares outstanding:
Class A	455,871	41,635	473,539	404,287	1,297,680	6,249,962
Class C	(29,946)	(1,971)	250,842	(124,626)	594,124	1,606,137
Class I	91,926	33,600	10,956,492	(2,677,849)	8,596,737	9,574,847
Class I2	13,795,848	(12,752,309)	488,262	(14,193,178)	42	43
Class I3	871,290	(578,503)	1,218,064	(2,622,836)	—	—
Class R	650,059	(199,058)	870,358	(591,374)	—	—
Class R4	6,163	(15,012)	1,514,465	(318,979)	—	—
Class R6 (A)	990,425	721	5,973,180	(7,807,925)	—	—
	16,831,636	(13,470,897)	21,745,202	(27,932,480)	10,488,583	17,430,989

(A)	Class R6 commenced operations for Transamerica Mid Cap Growth on May 28, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Growth
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$4,126,506	$7,386,857	$20,774,967	$48,401,529	$(856,888)	$(1,479,069)
Net realized gain (loss)	23,582,967	86,272,630	(11,491,908)	16,030,234	9,018,709	29,119,502
Net change in unrealized appreciation (depreciation)	(155,782,591)	181,382,553	(120,870,535)	(13,879,348)	(78,414,506)	64,362,898
Net increase (decrease) in net assets resulting from operations	(128,073,118)	275,042,040	(111,587,476)	50,552,415	(70,252,685)	92,003,331

Dividends and/or distributions to shareholders:
Class A	(45,302,496)	(28,174,083)	(4,372,742)	(10,701,317)	(2,597,814)	(1,631,899)
Class C	(14,208,190)	(9,400,455)	(260,480)	(1,102,600)	(535,322)	(406,524)
Class I	(26,661,021)	(15,528,300)	(15,495,466)	(34,036,232)	(4,898,026)	(3,461,762)
Class I2	—	—	(914,391)	(2,412,577)	(11,238,704)	(7,554,879)
Class I3	—	—	—	—	(3,249,291)	(2,601,429)
Class R (A)	(5)	—	—	—	(2,162,203)	(1,423,743)
Class R4	—	—	—	—	(24,764)	(8,787)
Class R6	(1,805,853)	(1,012,241)	(1,558,252)	(3,077,056)	(777,574)	(7,549)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(87,977,565)	(54,115,079)	(22,601,331)	(51,329,782)	(25,483,698)	(17,096,572)

Capital share transactions:
Proceeds from shares sold:
Class A	23,903,544	60,696,682	69,425,627	236,724,394	1,166,152	5,083,751
Class C	20,045,513	56,108,189	9,446,218	30,610,480	162,720	1,133,243
Class I	63,697,228	100,266,304	658,785,241	1,441,307,254	9,745,403	16,513,738
Class I2	—	—	58,506,959	88,018,906	9,432,081	32,655,100
Class I3	—	—	—	—	546,602	419,934
Class R (A)	10,000	—	—	—	1,226,464	2,365,728
Class R4	—	—	—	—	17,594	144,069
Class R6	2,192,355	17,671,124	17,785,014	192,394,726	7,507,979	—
	109,848,640	234,742,299	813,949,059	1,989,055,760	29,804,995	58,315,563
Dividends and/or distributions reinvested:
Class A	44,423,211	27,582,702	3,904,148	9,651,772	2,591,761	1,624,596
Class C	13,741,872	9,109,074	234,491	1,008,303	535,322	406,524
Class I	24,306,610	14,062,210	13,298,536	29,129,324	4,896,580	3,455,802
Class I2	—	—	911,629	2,412,577	5,031,351	3,410,819
Class I3	—	—	—	—	3,249,291	2,601,429
Class R (A)	5	—	—	—	2,162,203	1,423,743
Class R4	—	—	—	—	24,764	8,787
Class R6	1,707,318	623,858	1,549,933	3,042,506	777,574	7,549
	84,179,016	51,377,844	19,898,737	45,244,482	19,268,846	12,939,249
Cost of shares redeemed:
Class A	(53,743,936)	(93,563,033)	(152,302,127)	(221,294,229)	(3,614,514)	(5,890,508)
Class C	(23,628,475)	(42,674,921)	(22,067,107)	(40,266,334)	(749,903)	(974,768)
Class I	(52,020,043)	(69,939,806)	(761,595,056)	(1,049,958,207)	(16,962,265)	(21,587,000)
Class I2	—	—	(52,471,231)	(107,370,128)	(34,643,730)	(8,364,440)
Class I3	—	—	—	—	(3,124,450)	(7,449,130)
Class R (A)	—	—	—	—	(1,874,289)	(3,386,547)
Class R4	—	—	—	—	(13,106)	(48,887)
Class R6	(3,772,763)	(9,300,730)	(14,438,744)	(13,055,356)	(198,439)	—
	(133,165,217)	(215,478,490)	(1,002,874,265)	(1,431,944,254)	(61,180,696)	(47,701,280)
Automatic conversions:
Class A	12,329,996	43,152,761	11,055,552	60,316,266	192,304	1,348,548
Class C	(12,329,996)	(43,152,761)	(11,055,552)	(60,316,266)	(192,304)	(1,348,548)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	60,862,439	70,641,653	(169,026,469)	602,355,988	(12,106,855)	23,553,532
Net increase (decrease) in net assets	(155,188,244)	291,568,614	(303,215,276)	601,578,621	(107,843,238)	98,460,291

Net assets:
Beginning of period/year	1,394,675,106	1,103,106,492	3,729,199,423	3,127,620,802	276,153,606	177,693,315
End of period/year	$1,239,486,862	$1,394,675,106	$3,425,984,147	$3,729,199,423	$168,310,368	$276,153,606

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth
April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class A	704,916	1,816,372	6,801,303	22,787,349	160,283	635,768
Class C	603,372	1,718,890	929,289	2,950,402	23,976	160,773
Class I	1,835,133	2,978,903	65,830,100	141,078,281	1,288,312	1,914,618
Class I2	—	—	5,912,833	8,623,971	1,208,539	3,641,619
Class I3	—	—	—	—	75,871	48,321
Class R (A)	309	—	—	—	155,457	276,625
Class R4	—	—	—	—	2,490	16,877
Class R6	66,077	520,505	1,775,979	18,866,341	792,696	1
3,209,807	7,034,670	81,249,504	194,306,344	3,707,624	6,694,602
Shares reinvested:
Class A	1,302,687	869,415	384,850	928,825	336,592	216,902
Class C	412,054	295,557	23,191	97,186	82,867	62,929
Class I	709,037	439,843	1,333,288	2,852,151	597,144	437,998
Class I2	—	—	91,631	236,501	597,549	422,654
Class I3	—	—	—	—	386,360	322,358
Class R (A)	0	(B)	—	—	—	265,301	180,678
Class R4	—	—	—	—	2,969	1,096
Class R6	49,813	19,396	155,494	297,880	92,348	935
2,473,591	1,624,211	1,988,454	4,412,543	2,361,130	1,645,550
Shares redeemed:
Class A	(1,591,689)	(2,791,835)	(14,953,965)	(21,296,257)	(487,609)	(726,632)
Class C	(716,617)	(1,292,929)	(2,174,055)	(3,882,425)	(130,916)	(141,489)
Class I	(1,538,026)	(2,087,116)	(76,176,182)	(102,770,910)	(2,459,305)	(2,534,838)
Class I2	—	—	(5,259,886)	(10,546,018)	(3,903,468)	(951,285)
Class I3	—	—	—	—	(363,271)	(862,562)
Class R (A)	—	—	—	—	(240,892)	(396,260)
Class R4	—	—	—	—	(1,821)	(5,898)
Class R6	(106,098)	(269,323)	(1,449,018)	(1,277,533)	(28,194)	—
(3,952,430)	(6,441,203)	(100,013,106)	(139,773,143)	(7,615,476)	(5,618,964)
Automatic conversions:
Class A	367,344	1,296,029	1,089,004	5,806,520	27,606	164,110
Class C	(376,297)	(1,324,563)	(1,091,136)	(5,814,127)	(32,878)	(190,348)
(8,953)	(28,534)	(2,132)	(7,607)	(5,272)	(26,238)
Net increase (decrease) in shares outstanding:
Class A	783,258	1,189,981	(6,678,808)	8,226,437	36,872	290,148
Class C	(77,488)	(603,045)	(2,312,711)	(6,648,964)	(56,951)	(108,135)
Class I	1,006,144	1,331,630	(9,012,794)	41,159,522	(573,849)	(182,222)
Class I2	—	—	744,578	(1,685,546)	(2,097,380)	3,112,988
Class I3	—	—	—	—	98,960	(491,883)
Class R (A)	309	—	—	—	179,866	61,043
Class R4	—	—	—	—	3,638	12,075
Class R6	9,792	270,578	482,455	17,886,688	856,850	936
1,722,015	2,189,144	(16,777,280)	58,938,137	(1,551,994)	2,694,950

(A)	Class R commenced operations for Transamerica Multi-Managed Balanced on March 1, 2022.
(B)	Rounds to less than 1 or (1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Sustainable Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$1,757,761	$5,715,997	$1,521,533	$2,453,737	$206,349	$332,223
Net realized gain (loss)	74,248,394	232,095,300	63,480,420	134,616,679	(291,691)	(420,758)
Net change in unrealized appreciation (depreciation)	(93,061,324)	151,218,363	(88,787,335)	174,508,843	(2,352,344)	89,232
Net increase (decrease) in net assets resulting from operations	(17,055,169)	389,029,660	(23,785,382)	311,579,259	(2,437,686)	697

Dividends and/or distributions to shareholders:
Class A	(4,183,063)	—	(38,882,728)	(1,553,009)	—	—
Class C	(354,420)	—	(5,926,977)	—	—	—
Class I	(8,326,531)	(25,298)	(34,916,212)	(2,062,016)	(9,092)	(14,607)
Class I2	(197,718,969)	(2,370,495)	(478,526)	(184,457)	(213,670)	(361,888)
Class I3	(13,815,188)	(79,701)	—	—	—	—
Class R	(3,911,096)	—	—	—	—	—
Class R4	(80,563)	(79)	—	—	—	—
Class R6	(3,294,623)	(163)	(9,428,646)	(524,956)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(231,684,453)	(2,475,736)	(89,633,089)	(4,324,438)	(222,762)	(376,495)

Capital share transactions:
Proceeds from shares sold:
Class A	1,403,870	7,179,845	13,395,837	37,261,575	—	—
Class C	120,769	417,024	5,661,049	8,846,861	—	—
Class I	1,664,914	2,862,325	50,073,044	184,445,528	58,414	26,052
Class I2	59,140	371,624,962	215,937	533,513	—	—
Class I3	944,445	288,687	—	—	—	—
Class R	630,143	3,262,429	—	—	—	—
Class R4	3,169	206,713	—	—	—	—
Class R6	7,488,706	—	12,186,780	34,711,642	—	—
	12,315,156	385,841,985	81,532,647	265,799,119	58,414	26,052
Dividends and/or distributions reinvested:
Class A	4,183,063	—	36,104,722	1,438,667	—	—
Class C	354,420	—	5,709,213	—	—	—
Class I	8,326,531	25,298	31,167,536	1,826,995	9,092	14,607
Class I2	197,718,969	2,370,495	478,526	184,457	213,670	361,888
Class I3	13,815,188	79,701	—	—	—	—
Class R	3,911,096	—	—	—	—	—
Class R4	80,563	79	—	—	—	—
Class R6	3,294,623	163	9,280,663	522,678	—	—
	231,684,453	2,475,736	82,740,660	3,972,797	222,762	376,495
Cost of shares redeemed:
Class A	(1,041,592)	(5,275,373)	(35,762,009)	(78,482,655)	—	—
Class C	(98,728)	(45,108)	(4,646,450)	(15,759,376)	—	—
Class I	(1,523,641)	(3,940,209)	(75,891,578)	(168,519,480)	(76,727)	—
Class I2	(257,756,062)	(507,788,033)	(343,098)	(19,452,802)	—	—
Class I3	(3,579,611)	(12,145,915)	—	—	—	—
Class R	(2,384,002)	(2,991,241)	—	—	—	—
Class R4	(4,023)	(198,373)	—	—	—	—
Class R6	(337,793)	—	(15,250,186)	(18,833,362)	—	—
	(266,725,452)	(532,384,252)	(131,893,321)	(301,047,675)	(76,727)	—
Automatic conversions:
Class A	80,981	543,469	7,218,490	26,433,575	—	—
Class C	(80,981)	(543,469)	(7,218,490)	(26,433,575)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(22,725,843)	(144,066,531)	32,379,986	(31,275,759)	204,449	402,547
Net increase (decrease) in net assets	(271,465,465)	242,487,393	(81,038,485)	275,979,062	(2,455,999)	26,749

Net assets:
Beginning of period/year	714,834,270	472,346,877	901,057,124	625,078,062	24,647,293	24,620,544
End of period/year	$443,368,805	$714,834,270	$820,018,639	$901,057,124	$22,191,294	$24,647,293

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Value		Transamerica Small/Mid Cap Value		Transamerica Sustainable Bond
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class A	164,695	593,100	439,824	1,211,449	—	—
Class C	11,684	34,277	224,862	346,777	—	—
Class I	217,390	239,914	1,565,522	5,861,288	6,047	2,688
Class I2	7,067	38,145,542	6,719	17,166	—	—
Class I3	129,318	23,632	—	—	—	—
Class R	84,600	265,683	—	—	—	—
Class R4	389	15,691	—	—	—	—
Class R6	565,161	—	377,274	1,050,054	—	—
	1,180,304	39,317,839	2,614,201	8,486,734	6,047	2,688
Shares reinvested:
Class A	593,342	—	1,225,135	55,143	—	—
Class C	52,274	—	235,237	—	—	—
Class I	1,161,301	2,451	1,013,908	67,442	984	1,499
Class I2	27,575,867	229,699	15,532	6,796	23,148	37,131
Class I3	1,918,776	7,701	—	—	—	—
Class R	542,454	—	—	—	—	—
Class R4	11,174	8	—	—	—	—
Class R6	454,431	16	299,763	19,174	—	—
	32,309,619	239,875	2,789,575	148,555	24,132	38,630
Shares redeemed:
Class A	(123,881)	(441,476)	(1,172,700)	(2,647,704)	—	—
Class C	(11,025)	(3,872)	(183,763)	(648,120)	—	—
Class I	(182,777)	(348,103)	(2,353,731)	(5,311,829)	(8,338)	—
Class I2	(22,392,779)	(40,191,054)	(10,861)	(668,639)	—	—
Class I3	(455,163)	(1,061,172)	—	—	—	—
Class R	(250,979)	(243,962)	—	—	—	—
Class R4	(454)	(15,854)	—	—	—	—
Class R6	(45,930)	—	(476,427)	(598,590)	—	—
	(23,462,988)	(42,305,493)	(4,197,482)	(9,874,882)	(8,338)	—
Automatic conversions:
Class A	10,795	42,237	232,311	859,753	—	—
Class C	(11,220)	(43,112)	(280,576)	(1,017,590)	—	—
	(425)	(875)	(48,265)	(157,837)	—	—
Net increase (decrease) in shares outstanding:
Class A	644,951	193,861	724,570	(521,359)	—	—
Class C	41,713	(12,707)	(4,240)	(1,318,933)	—	—
Class I	1,195,914	(105,738)	225,699	616,901	(1,307)	4,187
Class I2	5,190,155	(1,815,813)	11,390	(644,677)	23,148	37,131
Class I3	1,592,931	(1,029,839)	—	—	—	—
Class R	376,075	21,721	—	—	—	—
Class R4	11,109	(155)	—	—	—	—
Class R6	973,662	16	200,610	470,638	—	—
	10,026,510	(2,748,654)	1,158,029	(1,397,430)	21,841	41,318

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Sustainable Equity Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$2,819,174	$7,933,930	$19,050,552	$48,923,091	$(3,719,975)	$(5,324,831)
Net realized gain (loss)	6,126,970	91,847,845	(6,975,248)	67,929,742	84,165,281	249,958,132
Net change in unrealized appreciation (depreciation)	(41,659,396)	63,062,447	(61,144,729)	(4,813,858)	(528,760,605)	418,276,235
Net increase (decrease) in net assets resulting from operations	(32,713,252)	162,844,222	(49,069,425)	112,038,975	(448,315,299)	662,909,536

Dividends and/or distributions to shareholders:
Class A	(11,726,323)	(1,140,086)	(37,253)	(6,923)	(115,463,232)	(77,846,470)
Class C	(317,058)	(17,944)	—	—	(2,389,444)	(2,092,150)
Class I	(655,087)	(64,020)	(3,336,578)	(384,583)	(44,902,348)	(31,010,323)
Class I2	(40,350,681)	(6,254,499)	(79,749,987)	(48,499,099)	(73,066,925)	(52,882,056)
Class R6 (A)	(505,425)	(67,675)	—	—	(196,176)	—
Class T	—	—	—	—	(6,817,211)	(4,791,143)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(53,554,574)	(7,544,224)	(83,123,818)	(48,890,605)	(242,835,336)	(168,622,142)

Capital share transactions:
Proceeds from shares sold:
Class A	1,658,854	3,067,757	610,175	437,020	14,501,962	25,646,494
Class C	192,825	213,739	—	—	2,890,070	4,245,914
Class I	243,353	1,034,682	33,960,348	50,888,288	28,669,293	28,285,085
Class I2	23,000,002	5,485,206	—	5,788,136	209,671,224	18,043,406
Class R6 (A)	245,096	584,571	—	—	1,756,510	10,000
Class T	—	—	—	—	594,357	483,389
	25,340,130	10,385,955	34,570,523	57,113,444	258,083,416	76,714,288
Dividends and/or distributions reinvested:
Class A	11,724,183	1,139,874	37,238	6,918	113,448,580	76,491,240
Class C	306,572	17,524	—	—	2,385,513	2,090,997
Class I	655,087	63,949	3,336,121	383,807	43,889,117	30,581,733
Class I2	40,350,681	6,254,499	79,749,987	48,392,307	73,066,925	52,882,056
Class R6 (A)	505,425	67,675	—	—	196,176	—
Class T	—	—	—	—	6,669,333	4,692,223
	53,541,948	7,543,521	83,123,346	48,783,032	239,655,644	166,738,249
Cost of shares redeemed:
Class A	(9,158,500)	(18,471,622)	(53,239)	(10,010)	(53,429,562)	(105,951,626)
Class C	(238,934)	(981,547)	—	—	(2,882,037)	(3,893,726)
Class I	(1,286,012)	(6,662,365)	(15,542,061)	(5,621,904)	(27,519,289)	(64,618,068)
Class I2	(22,013,485)	(305,454,814)	—	(509,164,492)	(97,755,946)	(100,852,021)
Class R6 (A)	(346,222)	(3,150,257)	—	—	(12,405)	—
Class T	—	—	—	—	(6,983,535)	(11,122,181)
	(33,043,153)	(334,720,605)	(15,595,300)	(514,796,406)	(188,582,774)	(286,437,622)
Automatic conversions:
Class A	137,648	487,813	—	—	2,334,231	5,813,947
Class C	(137,648)	(487,813)	—	—	(2,334,231)	(5,813,947)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	45,838,925	(316,791,129)	102,098,569	(408,899,930)	309,156,286	(42,985,085)
Net increase (decrease) in net assets	(40,428,901)	(161,491,131)	(30,094,674)	(345,751,560)	(381,994,349)	451,302,309

Net assets:
Beginning of period/year	344,324,669	505,815,800	1,243,113,892	1,588,865,452	2,217,464,961	1,766,162,652
End of period/year	$303,895,768	$344,324,669	$1,213,019,218	$1,243,113,892	$1,835,470,612	$2,217,464,961

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Sustainable Equity Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
Capital share transactions - shares:
Shares issued:
Class A	200,331	352,837	63,589	42,347	530,233	877,915
Class C	24,959	25,193	—	—	123,476	158,568
Class I	30,493	117,290	3,526,170	4,926,730	1,026,507	948,568
Class I2	2,525,451	647,653	—	566,908	7,565,509	576,639
Class R6 (A)	29,671	69,109	—	—	51,235	335
Class T	—	—	—	—	6,196	5,090
	2,810,905	1,212,082	3,589,759	5,535,985	9,303,156	2,567,115
Shares reinvested:
Class A	1,469,926	136,773	3,866	670	3,994,668	2,823,597
Class C	38,669	2,172	—	—	95,650	85,767
Class I	82,125	7,640	346,256	37,168	1,486,759	1,093,767
Class I2	5,065,610	756,647	8,303,348	4,702,824	2,470,982	1,890,671
Class R6 (A)	63,453	8,209	—	—	6,637	—
Class T	—	—	—	—	65,041	52,757
	6,719,783	911,441	8,653,470	4,740,662	8,119,737	5,946,559
Shares redeemed:
Class A	(1,110,326)	(2,160,244)	(5,579)	(971)	(1,937,345)	(3,639,165)
Class C	(29,278)	(116,597)	—	—	(122,987)	(150,837)
Class I	(160,564)	(858,613)	(1,619,921)	(542,930)	(964,257)	(2,189,050)
Class I2	(2,748,845)	(36,196,985)	—	(49,413,810)	(3,467,254)	(3,203,114)
Class R6 (A)	(42,350)	(393,122)	—	—	(460)	—
Class T	—	—	—	—	(71,630)	(115,468)
	(4,091,363)	(39,725,561)	(1,625,500)	(49,957,711)	(6,563,933)	(9,297,634)
Automatic conversions:
Class A	16,990	57,532	—	—	84,002	204,019
Class C	(17,102)	(57,855)	—	—	(95,437)	(226,937)
	(112)	(323)	—	—	(11,435)	(22,918)
Net increase (decrease) in shares outstanding:
Class A	576,921	(1,613,102)	61,876	42,046	2,671,558	266,366
Class C	17,248	(147,087)	—	—	702	(133,439)
Class I	(47,946)	(733,683)	2,252,505	4,420,968	1,549,009	(146,715)
Class I2	4,842,216	(34,792,685)	8,303,348	(44,144,078)	6,569,237	(735,804)
Class R6 (A)	50,774	(315,804)	—	—	57,412	335
Class T	—	—	—	—	(393)	(57,621)
	5,439,213	(37,602,361)	10,617,729	(39,681,064)	10,847,525	(806,878)

(A)	Class R6 commenced operations for Transamerica US Growth on May 28, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$13.87		$11.62	$10.99	$10.21	$10.17	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.13	0.16	0.19	0.18	0.02
Net realized and unrealized gain (loss)	(1.21)		2.72	0.91	1.08	0.07	0.15
Total investment operations	(1.14)		2.85	1.07	1.27	0.25	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.17)	(0.20)	(0.17)	—
Net realized gains	(1.12)		(0.46)	(0.27)	(0.29)	(0.04)	—
Total dividends and/or distributions to shareholders	(1.19)		(0.60)	(0.44)	(0.49)	(0.21)	—

Net asset value, end of period/year	$11.54		$13.87	$11.62	$10.99	$10.21	$10.17
Total return	(9.01	)%(C)	25.21%	10.01%	13.14%	2.49%	1.70	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,642		$58,098	$52,587	$50,316	$49,964	$56,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.58%	0.57%	0.58%	0.59%	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.57	%(D)	0.58%	0.57%	0.57%	0.50%	0.50	%(D)
Net investment income (loss) to average net assets	1.09	%(D)	1.04%	1.44%	1.80%	1.73%	1.23	%(D)
Portfolio turnover rate	17	%(C)	37%	51%	45%	60%	40	%(C)

(A)	Commenced operations on September 15, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$13.87		$11.62	$10.99	$10.20		$10.17	$10.11		$9.68

Investment operations:
Net investment income (loss) (D)	0.04		0.07	0.11	0.14		0.13	0.14		0.11
Net realized and unrealized gain (loss)	(1.21)		2.72	0.90	1.09		0.06	0.91		0.63
Total investment operations	(1.17)		2.79	1.01	1.23		0.19	1.05		0.74

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.08)	(0.11)	(0.15)		(0.12)	(0.09)		(0.12)
Net realized gains	(1.12)		(0.46)	(0.27)	(0.29)		(0.04)	(0.90)		(0.19)
Total dividends and/or distributions to shareholders	(1.16)		(0.54)	(0.38)	(0.44)		(0.16)	(0.99)		(0.31)

Net asset value, end of period/year	$11.54		$13.87	$11.62	$10.99		$10.20	$10.17		$10.11
Total return	(9.24	)%(E)	24.59%	9.43%	12.79%		1.85%	10.68	%(E)	7.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,964		$76,911	$66,033	$70,357		$82,270	$91,171		$90,455
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(F)	1.07%	1.07%	1.07%		1.09%	1.20	%(F)	1.18%
Including waiver and/or reimbursement and recapture	1.07	%(F)	1.07%	1.07%	1.07	%(G)	1.01%	1.13	%(F)(H)	1.09	%(H)(I)
Net investment income (loss) to average net assets	0.60	%(F)	0.55%	0.96%	1.32%		1.22%	0.95	%(F)	1.13%
Portfolio turnover rate	17	%(E)	37%	51%	45%		60%	40	%(E)	37%

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.53		$9.57	$9.43	$8.95		$9.34	$9.31

Investment operations:
Net investment income (loss) (A)	0.10		0.20	0.22	0.29		0.33	0.33
Net realized and unrealized gain (loss)	(0.93)		0.03	0.15	0.49		(0.39)	0.05
Total investment operations	(0.83)		0.23	0.37	0.78		(0.06)	0.38
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.23)	(0.30)		(0.33)	(0.35)
Net realized gains	(0.05)		(0.06)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.15)		(0.27)	(0.23)	(0.30)		(0.33)	(0.35)

Net asset value, end of period/year	$8.55		$9.53	$9.57	$9.43		$8.95	$9.34
Total return (B)	(8.79	)%(C)	2.34%	4.03%	9.00%		(0.67)%	4.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,158		$142,958	$149,010	$132,682		$87,523	$83,251
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.88%	0.93%	0.94%		0.99%	0.97%
Including waiver and/or reimbursement and recapture	0.89	%(D)	0.88%	0.93%	0.94	%(E)	0.97%	0.97%
Net investment income (loss) to average net assets	2.21	%(D)	2.07%	2.36%	3.20%		3.58%	3.59%
Portfolio turnover rate	20	%(C)	42%	39%	50%		38%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.47		$9.50	$9.37	$8.89		$9.28	$9.25

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.16	0.23		0.27	0.27
Net realized and unrealized gain (loss)	(0.93)		0.04	0.15	0.49		(0.39)	0.05
Total investment operations	(0.86)		0.18	0.31	0.72		(0.12)	0.32
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.15)	(0.18)	(0.24)		(0.27)	(0.29)
Net realized gains	(0.05)		(0.06)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.21)	(0.18)	(0.24)		(0.27)	(0.29)

Net asset value, end of period/year	$8.49		$9.47	$9.50	$9.37		$8.89	$9.28
Total return (B)	(9.14	)%(C)	1.80%	3.31%	8.24%		(1.33)%	3.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,533		$71,237	$89,962	$80,239		$44,958	$49,394
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.53	%(D)	1.50%	1.53%	1.56%		1.63%	1.65%
Including waiver and/or reimbursement and recapture	1.53	%(D)	1.50%	1.53%	1.56	%(E)	1.61%	1.65%
Net investment income (loss) to average net assets	1.56	%(D)	1.45%	1.76%	2.56%		2.93%	2.90%
Portfolio turnover rate	20	%(C)	42%	39%	50%		38%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.55		$9.59	$9.45	$8.96	$9.36	$9.32

Investment operations:
Net investment income (loss) (A)	0.12		0.24	0.26	0.33	0.36	0.36
Net realized and unrealized gain (loss)	(0.93)		0.02	0.15	0.50	(0.40)	0.06
Total investment operations	(0.81)		0.26	0.41	0.83	(0.04)	0.42
Contributions from affiliate	0.00	(B)(C)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.27)	(0.34)	(0.36)	(0.38)
Net realized gains	(0.05)		(0.06)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.30)	(0.27)	(0.34)	(0.36)	(0.38)

Net asset value, end of period/year	$8.57		$9.55	$9.59	$9.45	$8.96	$9.36
Total return	(8.59	)%(B)(D)	2.73%	4.46%	9.44%	(0.39)%	4.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$887,678		$1,144,560	$1,286,752	$1,084,474	$396,083	$181,977
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(E)	0.53%	0.56%	0.58%	0.64%	0.67%
Including waiver and/or reimbursement and recapture	0.50	%(E)	0.50%	0.50%	0.50%	0.59%	0.67%
Net investment income (loss) to average net assets	2.59	%(E)	2.45%	2.78%	3.57%	3.94%	3.88%
Portfolio turnover rate	20	%(D)	42%	39%	50%	38%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.56		$9.59	$9.45	$8.96		$9.36	$9.32

Investment operations:
Net investment income (loss) (A)	0.12		0.24	0.26	0.34		0.37	0.37
Net realized and unrealized gain (loss)	(0.94)		0.04	0.16	0.49		(0.40)	0.06
Total investment operations	(0.82)		0.28	0.42	0.83		(0.03)	0.43
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.25)	(0.28)	(0.34)		(0.37)	(0.39)
Net realized gains	(0.05)		(0.06)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.31)	(0.28)	(0.34)		(0.37)	(0.39)

Net asset value, end of period/year	$8.57		$9.56	$9.59	$9.45		$8.96	$9.36
Total return	(8.66	)%(B)	2.90%	4.52%	9.49%		(0.32)%	4.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$320,691		$376,686	$352,650	$84,016		$101,251	$118,738
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(C)	0.43%	0.46%	0.47%		0.53%	0.56%
Including waiver and/or reimbursement and recapture	0.45	%(C)	0.43%	0.46%	0.47	%(D)	0.52%	0.56%
Net investment income (loss) to average net assets	2.66	%(C)	2.52%	2.73%	3.73%		4.03%	3.99%
Portfolio turnover rate	20	%(B)	42%	39%	50%		38%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Bond
	Class R
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$9.14

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	(0.59)
Total investment operations	(0.56)
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.04)

Net asset value, end of period	$8.54
Total return	(6.18	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.14	%(D)
Net investment income (loss) to average net assets	2.24	%(D)
Portfolio turnover rate	20	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.55		$9.58		$9.45	$8.96		$9.36	$9.32

Investment operations:
Net investment income (loss) (A)	0.12		0.24		0.27	0.34		0.37	0.37
Net realized and unrealized gain (loss)	(0.94)		0.04		0.14	0.49		(0.40)	0.06
Total investment operations	(0.82)		0.28		0.41	0.83		(0.03)	0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.28)	(0.34)		(0.37)	(0.39)
Net realized gains	(0.05)		(0.06)		—	—		—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.31)		(0.28)	(0.34)		(0.37)	(0.39)

Net asset value, end of period/year	$8.56		$9.55		$9.58	$9.45		$8.96	$9.36
Total return	(8.67	)%(B)	2.90%		4.41%	9.49%		(0.30)%	4.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,820		$26,448		$23,672	$19,805		$9,181	$6,283
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(C)	0.43%		0.45%	0.48%		0.53%	0.56%
Including waiver and/or reimbursement and recapture	0.45	%(C)	0.43	%(D)	0.45%	0.48	%(D)	0.51%	0.56%
Net investment income (loss) to average net assets	2.72	%(C)	2.52%		2.83%	3.65%		4.05%	4.01%
Portfolio turnover rate	20	%(B)	42%		39%	50%		38%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$60.69		$46.11	$26.93	$26.81		$28.32	$25.70

Investment operations:
Net investment income (loss) (A)	(0.19)		(0.53)	(0.37)	(0.26)		(0.21)	(0.24)
Net realized and unrealized gain (loss)	(26.98)		17.94	22.30	1.55		4.14	7.40
Total investment operations	(27.17)		17.41	21.93	1.29		3.93	7.16
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(8.92)		(2.83)	(2.75)	(1.17)		(5.44)	(4.54)

Net asset value, end of period/year	$24.60		$60.69	$46.11	$26.93		$26.81	$28.32
Total return (B)	(51.32	)%(C)	38.29%	89.28%	5.40%		16.52%	34.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$531,137		$1,213,394	$844,139	$425,595		$384,193	$223,299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	1.01%	1.08%	1.18%		1.19%	1.23%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.01%	1.08%	1.18	%(E)	1.19%	1.23%
Net investment income (loss) to average net assets	(0.95	)%(D)	(0.95)%	(1.04)%	(0.92)%		(0.78)%	(0.95)%
Portfolio turnover rate	27	%(C)	63%	52%	90%		40%	66%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$44.66		$34.77	$21.08	$21.41		$23.83	$22.50

Investment operations:
Net investment income (loss) (A)	(0.23)		(0.70)	(0.48)	(0.37)		(0.34)	(0.35)
Net realized and unrealized gain (loss)	(18.78)		13.42	16.92	1.21		3.36	6.22
Total investment operations	(19.01)		12.72	16.44	0.84		3.02	5.87
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net realized gains	(8.92)		(2.83)	(2.75)	(1.17)		(5.44)	(4.54)

Net asset value, end of period/year	$16.73		$44.66	$34.77	$21.08		$21.41	$23.83
Total return (B)	(51.50	)%(C)	37.23%	87.95%	4.57%		15.65%	33.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$242,986		$594,592	$425,798	$206,156		$149,727	$84,852
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.82	%(D)	1.77%	1.83%	1.93%		1.93%	1.97%
Including waiver and/or reimbursement and recapture	1.81	%(D)	1.77%	1.83%	1.93	%(E)	1.93%	1.97%
Net investment income (loss) to average net assets	(1.70	)%(D)	(1.70)%	(1.79)%	(1.67)%		(1.52)%	(1.69)%
Portfolio turnover rate	27	%(C)	63%	52%	90%		40%	66%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$64.85		$49.02	$28.40	$28.13	$29.39	$26.43

Investment operations:
Net investment income (loss) (A)	(0.15)		(0.44)	(0.31)	(0.20)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	(29.13)		19.10	23.68	1.64	4.34	7.68
Total investment operations	(29.28)		18.66	23.37	1.44	4.18	7.50
Contributions from affiliate	0.04	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(8.92)		(2.83)	(2.75)	(1.17)	(5.44)	(4.54)

Net asset value, end of period/year	$26.69		$64.85	$49.02	$28.40	$28.13	$29.39
Total return	(51.20	)%(B)(C)	38.57%	89.76%	5.69%	16.77%	35.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,444,003		$3,792,557	$2,393,493	$1,049,618	$719,431	$292,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.78%	0.84%	0.92%	0.94%	0.96%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.78%	0.84%	0.92%	0.94%	0.96%
Net investment income (loss) to average net assets	(0.69	)%(D)	(0.73)%	(0.81)%	(0.66)%	(0.55)%	(0.69)%
Portfolio turnover rate	27	%(C)	63%	52%	90%	40%	66%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.04 to the class. The Total Return would have been 0.08% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$25.60		$20.68	$13.45	$13.97	$17.26	$17.43

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.15)	(0.11)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	(9.10)		7.90	10.09	0.73	2.20	4.45
Total investment operations	(9.15)		7.75	9.98	0.65	2.15	4.37
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(8.92)		(2.83)	(2.75)	(1.17)	(5.44)	(4.54)

Net asset value, end of period/year	$7.53		$25.60	$20.68	$13.45	$13.97	$17.26
Total return	(51.26	)%(B)	38.69%	90.02%	5.82%	16.90%	35.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,694		$473,580	$402,583	$316,761	$165,523	$230,981
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(C)	0.69%	0.73%	0.80%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.71	%(C)	0.69%	0.73%	0.80%	0.83%	0.85%
Net investment income (loss) to average net assets	(0.61	)%(C)	(0.63)%	(0.69)%	(0.54)%	(0.38)%	(0.56)%
Portfolio turnover rate	27	%(B)	63%	52%	90%	40%	66%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Capital Growth
	Class R
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$32.68

Investment operations:
Net investment income (loss) (B)	(0.06)
Net realized and unrealized gain (loss)	(8.03)
Total investment operations	(8.09)
Contributions from affiliate	—

Net asset value, end of period	$24.59
Total return	(24.76	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$7
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.42	%(D)
Including waiver and/or reimbursement and recapture	1.38	%(D)
Net investment income (loss) to average net assets	(1.33	)%(D)
Portfolio turnover rate	27	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Capital Growth
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$25.60		$20.68	$13.45	$13.37

Investment operations:
Net investment income (loss) (B)	(0.04)		(0.15)	(0.11)	(0.00	)(C)
Net realized and unrealized gain (loss)	(9.11)		7.90	10.09	0.08
Total investment operations	(9.15)		7.75	9.98	0.08
Contributions from affiliate	—		—	—	—

Dividends and/or distributions to shareholders:
Net realized gains	(8.92)		(2.83)	(2.75)	—

Net asset value, end of period/year	$7.53		$25.60	$20.68	$13.45
Total return	(51.26	)%(D)	38.69%	90.02%	0.60	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,632		$47,106	$24,890	$15,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.69%	0.73%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)	0.69%	0.73%	0.76	%(E)
Net investment income (loss) to average net assets	(0.60	)%(E)	(0.63)%	(0.70)%	(0.56	)%(E)
Portfolio turnover rate	27	%(D)	63%	52%	90%

(A)	Commenced operations on October 18, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.57		$10.33	$10.49	$9.85	$10.92	$10.50

Investment operations:
Net investment income (loss) (A)	0.24		0.46	0.54	0.57	0.51	0.55
Net realized and unrealized gain (loss)	(1.52)		0.07	(0.43)	0.44	(1.23)	0.38
Total investment operations	(1.28)		0.53	0.11	1.01	(0.72)	0.93
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.29)	(0.22)	(0.37)	(0.32)	(0.51)
Return of capital	—		—	(0.05)	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.22)		(0.29)	(0.27)	(0.37)	(0.35)	(0.51)

Net asset value, end of period/year	$9.07		$10.57	$10.33	$10.49	$9.85	$10.92
Total return (B)	(12.38	)%(C)	5.20%	1.20%	10.42%	(6.65)%	8.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,688		$11,114	$8,356	$9,203	$15,294	$21,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.31	%(D)	1.21%	1.23%	1.18%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.25	%(D)	1.21%	1.23%	1.18%	1.12%	1.12%
Net investment income (loss) to average net assets	4.96	%(D)	4.26%	5.33%	5.52%	4.81%	5.20%
Portfolio turnover rate	71	%(C)	185%	236%	255%	221%	247%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.51		$10.22	$10.41	$9.76	$10.85	$10.43

Investment operations:
Net investment income (loss) (A)	0.21		0.39	0.48	0.50	0.42	0.48
Net realized and unrealized gain (loss)	(1.52)		0.07	(0.44)	0.46	(1.22)	0.36
Total investment operations	(1.31)		0.46	0.04	0.96	(0.80)	0.84
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.17)	(0.19)	(0.31)	(0.26)	(0.42)
Return of capital	—		—	(0.04)	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.19)		(0.17)	(0.23)	(0.31)	(0.29)	(0.42)

Net asset value, end of period/year	$9.01		$10.51	$10.22	$10.41	$9.76	$10.85
Total return (B)	(12.75	)%(C)	4.55%	0.51%	9.70%	(7.36)%	8.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,055		$4,203	$6,014	$8,765	$10,089	$14,023
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(D)	1.86%	1.89%	1.88%	1.88%	1.87%
Including waiver and/or reimbursement and recapture	1.93	%(D)	1.86%	1.89%	1.88%	1.88%	1.87%
Net investment income (loss) to average net assets	4.27	%(D)	3.61%	4.71%	4.89%	4.03%	4.53%
Portfolio turnover rate	71	%(C)	185%	236%	255%	221%	247%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.63		$10.40	$10.54	$9.88	$10.95	$10.52

Investment operations:
Net investment income (loss) (A)	0.26		0.51	0.59	0.62	0.54	0.60
Net realized and unrealized gain (loss)	(1.54)		0.07	(0.44)	0.46	(1.24)	0.37
Total investment operations	(1.28)		0.58	0.15	1.08	(0.70)	0.97
Contributions from affiliate	0.04	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.35)	(0.24)	(0.42)	(0.33)	(0.54)
Return of capital	—		—	(0.05)	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.35)	(0.29)	(0.42)	(0.37)	(0.54)

Net asset value, end of period/year	$9.15		$10.63	$10.40	$10.54	$9.88	$10.95
Total return	(11.92	)%(B)(C)	5.66%	1.61%	10.89%	(6.36)%	9.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$187,325		$251,616	$243,965	$457,449	$481,999	$682,535
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.81%	0.82%	0.80%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.81%	0.82%	0.80%	0.82%	0.82%
Net investment income (loss) to average net assets	5.34	%(D)	4.67%	5.77%	5.96%	5.12%	5.62%
Portfolio turnover rate	71	%(C)	185%	236%	255%	221%	247%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.04 to the class. The Total Return would have been 0.39% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.63		$10.41	$10.54	$9.89	$10.95	$10.52

Investment operations:
Net investment income (loss) (A)	0.27		0.52	0.59	0.63	0.55	0.62
Net realized and unrealized gain (loss)	(1.54)		0.07	(0.43)	0.45	(1.23)	0.36
Total investment operations	(1.27)		0.59	0.16	1.08	(0.68)	0.98
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.37)	(0.24)	(0.43)	(0.34)	(0.55)
Return of capital	—		—	(0.05)	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.25)		(0.37)	(0.29)	(0.43)	(0.38)	(0.55)

Net asset value, end of period/year	$9.11		$10.63	$10.41	$10.54	$9.89	$10.95
Total return	(12.26	)%(B)	5.71%	1.77%	11.00%	(6.21)%	9.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$90,219		$140,018	$133,270	$135,377	$161,794	$214,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.71%	0.72%	0.70%	0.73%	0.72%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.71%	0.72%	0.70%	0.73%	0.72%
Net investment income (loss) to average net assets	5.44	%(C)	4.76%	5.78%	6.08%	5.21%	5.83%
Portfolio turnover rate	71	%(B)	185%	236%	255%	221%	247%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.63		$10.40	$10.53	$9.88	$10.94	$10.52

Investment operations:
Net investment income (loss) (A)	0.27		0.52	0.59	0.63	0.58	0.64
Net realized and unrealized gain (loss)	(1.54)		0.08	(0.43)	0.45	(1.26)	0.33
Total investment operations	(1.27)		0.60	0.16	1.08	(0.68)	0.97
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.37)	(0.24)	(0.43)	(0.34)	(0.55)
Return of capital	—		—	(0.05)	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.25)		(0.37)	(0.29)	(0.43)	(0.38)	(0.55)

Net asset value, end of period/year	$9.11		$10.63	$10.40	$10.53	$9.88	$10.94
Total return	(12.18	)%(B)	5.71%	1.76%	11.01%	(6.30)%	9.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,250		$12,395	$9,765	$5,915	$5,512	$6,933
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.71%	0.72%	0.70%	0.73%	0.72%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.71%	0.72%	0.70%	0.73%	0.72%
Net investment income (loss) to average net assets	5.50	%(C)	4.78%	5.77%	6.09%	5.50%	5.87%
Portfolio turnover rate	71	%(B)	185%	236%	255%	221%	247%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Emerging Markets Opportunities
	Class I
	April 30,2022 (unaudited)		October 31, 2021		October 31, 2020 (A)
Net asset value, beginning of period/year	$11.81		$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.19		0.07
Net realized and unrealized gain (loss)	(2.51)		1.78		(0.17	)(C)
Total investment operations	(2.39)		1.97		(0.10)
Contributions from affiliate	0.01	(D)	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.06)		—
Net realized gains	(1.04)		—		—
Total dividends and/or distributions to shareholders	(1.17)		(0.06)		—

Net asset value, end of period/year	$8.26		$11.81		$9.90
Total return	(21.82	)%(D)(E)	19.96%		(1.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,609		$8,503		$70
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.95	%(G)	0.97%		1.21	%(G)
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.97	%(H)	0.98	%(G)
Net investment income (loss) to average net assets	2.53	%(G)	1.57%		0.92	%(G)
Portfolio turnover rate	38	%(E)	85%		49	%(E)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.09% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Emerging Markets Opportunities
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$11.82		$9.90	$10.00

Investment operations:
Net investment income (loss) (B)	0.13		0.12	0.10
Net realized and unrealized gain (loss)	(2.51)		1.87	(0.20	)(C)
Total investment operations	(2.38)		1.99	(0.10)
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.07)	—
Net realized gains	(1.04)		—	—
Total dividends and/or distributions to shareholders	(1.18)		(0.07)	—

Net asset value, end of period/year	$8.26		$11.82	$9.90
Total return	(21.85	)%(D)	20.11%	(1.00	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$972,557		$1,323,558	$841,388
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.87%	0.94	%(F)
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.87%	0.94	%(F)
Net investment income (loss) to average net assets	2.62	%(F)	0.98%	1.32	%(F)
Portfolio turnover rate	38	%(D)	85%	49	%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Opportunities
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021 (A)
Net asset value, beginning of period	$11.82		$12.58

Investment operations:
Net investment income (loss) (B)	0.10		0.09
Net realized and unrealized gain (loss)	(2.49)		(0.85	)(C)
Total investment operations	(2.39)		(0.76)
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—
Net realized gains	(1.04)		—
Total dividends and/or distributions to shareholders	(1.12)		—

Net asset value, end of period	$8.31		$11.82
Total return	(21.88	)%(D)	(5.96	)%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$69,789		$9
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.87	%(F)
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.87	%(F)
Net investment income (loss) to average net assets	2.27	%(F)	1.73	%(F)
Portfolio turnover rate	38	%(D)	85%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$6.84		$4.73		$6.52	$6.88	$7.37	$7.59

Investment operations:
Net investment income (loss) (A)	0.07		0.11		0.12	0.16	0.03	0.15
Net realized and unrealized gain (loss)	0.39		2.27		(1.58)	(0.17)	(0.16)	0.04
Total investment operations	0.46		2.38		(1.46)	(0.01)	(0.13)	0.19
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		—		(0.24)	(0.07)	(0.07)	(0.30)
Net realized gains	—		—		—	—	—	—
Return of capital	—		(0.27)		(0.09)	(0.28)	(0.29)	(0.11)
Total dividends and/or distributions to shareholders	(0.14)		(0.27)		(0.33)	(0.35)	(0.36)	(0.41)

Net asset value, end of period/year	$7.16		$6.84		$4.73	$6.52	$6.88	$7.37
Total return (B)	6.83	%(C)	51.20%		(22.37)%	(0.20)%	(1.85)%	2.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,379		$20,495		$13,353	$16,363	$23,096	$32,083
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.58	%(D)	1.60%		1.69%	1.63%	1.61%	1.58%
Including waiver and/or reimbursement and recapture	1.60	%(D)	1.60	%(E)	1.60%	1.60%	1.60%	1.58%
Net investment income (loss) to average net assets	2.10	%(D)	1.72%		2.27%	2.27%	0.40%	1.97%
Portfolio turnover rate	8	%(C)	18%		20%	20%	33%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$6.83		$4.71	$6.50	$6.85	$7.34	$7.55

Investment operations:
Net investment income (loss) (A)	0.05		0.07	0.11	0.10	(0.02)	0.09
Net realized and unrealized gain (loss)	0.38		2.28	(1.62)	(0.15)	(0.17)	0.05
Total investment operations	0.43		2.35	(1.51)	(0.05)	(0.19)	0.14
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		—	(0.20)	(0.06)	(0.06)	(0.25)
Return of capital	—		(0.23)	(0.08)	(0.24)	(0.24)	(0.10)
Total dividends and/or distributions to shareholders	(0.12)		(0.23)	(0.28)	(0.30)	(0.30)	(0.35)

Net asset value, end of period/year	$7.14		$6.83	$4.71	$6.50	$6.85	$7.34
Total return (B)	6.29	%(C)	50.48%	(23.15)%	(0.84)%	(2.66)%	1.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,622		$7,313	$6,225	$11,796	$15,955	$23,673
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.38	%(D)	2.39%	2.47%	2.42%	2.39%	2.36%
Including waiver and/or reimbursement and recapture	2.35	%(D)	2.35%	2.35%	2.35%	2.35%	2.35%
Net investment income (loss) to average net assets	1.36	%(D)	1.13%	2.08%	1.52%	(0.29)%	1.10%
Portfolio turnover rate	8	%(C)	18%	20%	20%	33%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$6.84		$4.72	$6.52	$6.89	$7.37	$7.59

Investment operations:
Net investment income (loss) (A)	0.08		0.11	0.11	0.18	0.07	0.16
Net realized and unrealized gain (loss)	0.39		2.30	(1.57)	(0.18)	(0.17)	0.05
Total investment operations	0.47		2.41	(1.46)	—	(0.10)	0.21
Contributions from affiliate	0.00	(B)(C)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—	(0.25)	(0.07)	(0.08)	(0.31)
Return of capital	—		(0.29)	(0.09)	(0.30)	(0.30)	(0.12)
Total dividends and/or distributions to shareholders	(0.15)		(0.29)	(0.34)	(0.37)	(0.38)	(0.43)

Net asset value, end of period/year	$7.16		$6.84	$4.72	$6.52	$6.89	$7.37
Total return	7.03	%(B)(D)	51.99%	(22.28)%	(0.03)%	(1.42)%	2.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,141		$36,098	$14,247	$14,258	$21,257	$48,023
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.28%	1.33%	1.30%	1.30%	1.29%
Including waiver and/or reimbursement and recapture	1.29	%(E)	1.28%	1.33%	1.30%	1.30%	1.29%
Net investment income (loss) to average net assets	2.33	%(E)	1.70%	2.08%	2.56%	1.02%	2.05%
Portfolio turnover rate	8	%(D)	18%	20%	20%	33%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Energy Infrastructure
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$6.84		$4.72	$6.52	$6.89	$7.38	$7.60

Investment operations:
Net investment income (loss) (A)	0.10		0.14	0.17	0.18	0.07	0.17
Net realized and unrealized gain (loss)	0.38		2.28	(1.62)	(0.17)	(0.17)	0.05
Total investment operations	0.48		2.42	(1.45)	0.01	(0.10)	0.22
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		—	(0.25)	(0.07)	(0.08)	(0.32)
Return of capital	—		(0.30)	(0.10)	(0.31)	(0.31)	(0.12)
Total dividends and/or distributions to shareholders	(0.16)		(0.30)	(0.35)	(0.38)	(0.39)	(0.44)

Net asset value, end of period/year	$7.16		$6.84	$4.72	$6.52	$6.89	$7.38
Total return	7.07	%(B)	52.12%	(22.19)%	0.08%	(1.44)%	2.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,668		$154,852	$123,151	$208,684	$258,764	$209,277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(C)	1.18%	1.22%	1.20%	1.20%	1.19%
Including waiver and/or reimbursement and recapture	1.19	%(C)	1.18%	1.22%	1.20%	1.20%	1.19%
Net investment income (loss) to average net assets	2.91	%(C)	2.25%	3.11%	2.60%	0.95%	2.18%
Portfolio turnover rate	8	%(B)	18%	20%	20%	33%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.50		$9.27	$9.61	$9.87	$9.97	$9.95

Investment operations:
Net investment income (loss) (A)	0.13		0.27	0.40	0.48	0.42	0.38
Net realized and unrealized gain (loss)	(0.17)		0.27	(0.37)	(0.26)	(0.10)	0.03
Total investment operations	(0.04)		0.54	0.03	0.22	0.32	0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.31)	(0.37)	(0.48)	(0.42)	(0.39)

Net asset value, end of period/year	$9.33		$9.50	$9.27	$9.61	$9.87	$9.97
Total return (B)	(0.43	)%(C)	5.85%	0.47%	2.44%	3.32%	4.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,144		$13,805	$13,779	$24,106	$37,011	$38,312
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.06	%(E)	1.15%	1.21%	1.07%	1.07%	1.08%
Including waiver and/or reimbursement and recapture	1.05	%(E)	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss) to average net assets	2.78	%(E)	2.90%	4.31%	4.94%	4.22%	3.79%
Portfolio turnover rate	11	%(C)	41%	37%	23%	54%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.51		$9.28	$9.62	$9.87	$9.97	$9.95

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.33	0.41	0.35	0.30
Net realized and unrealized gain (loss)	(0.18)		0.27	(0.36)	(0.25)	(0.10)	0.04
Total investment operations	(0.09)		0.47	(0.03)	0.16	0.25	0.34

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.24)	(0.31)	(0.41)	(0.35)	(0.32)

Net asset value, end of period/year	$9.33		$9.51	$9.28	$9.62	$9.87	$9.97
Total return (B)	(0.91	)%(C)	5.06%	(0.28)%	1.68%	2.55%	3.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,552		$14,222	$12,659	$18,255	$22,412	$17,549
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.79	%(E)	1.88%	1.94%	1.81%	1.83%	1.83%
Including waiver and/or reimbursement and recapture	1.80	%(E)	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss) to average net assets	2.02	%(E)	2.15%	3.58%	4.22%	3.50%	3.05%
Portfolio turnover rate	11	%(C)	41%	37%	23%	54%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.45		$9.23	$9.58	$9.84	$9.94	$9.92

Investment operations:
Net investment income (loss) (A)	0.14		0.29	0.42	0.51	0.45	0.40
Net realized and unrealized gain (loss)	(0.17)		0.26	(0.37)	(0.26)	(0.10)	0.04
Total investment operations	(0.03)		0.55	0.05	0.25	0.35	0.44

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.33)	(0.40)	(0.51)	(0.45)	(0.42)

Net asset value, end of period/year	$9.28		$9.45	$9.23	$9.58	$9.84	$9.94
Total return	(0.32	)%(B)	6.02%	0.60%	2.69%	3.57%	4.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$144,635		$112,017	$57,185	$99,384	$187,447	$72,316
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.89%	0.95%	0.82%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss) to average net assets	3.02	%(D)	3.08%	4.58%	5.20%	4.56%	4.02%
Portfolio turnover rate	11	%(B)	41%	37%	23%	54%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.50		$9.27		$9.62	$9.87	$9.97	$9.95

Investment operations:
Net investment income (loss) (A)	0.14		0.28		0.44	0.52	0.45	0.41
Net realized and unrealized gain (loss)	(0.17)		0.28		(0.40)	(0.25)	(0.09)	0.03
Total investment operations	(0.03)		0.56		0.04	0.27	0.36	0.44

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.33)		(0.39)	(0.52)	(0.46)	(0.42)

Net asset value, end of period/year	$9.33		$9.50		$9.27	$9.62	$9.87	$9.97
Total return	(0.27	)%(B)	6.13%		0.55%	2.78%	3.64%	4.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$330,888		$146,186		$10	$81,278	$473,047	$512,061
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.80%		0.85%	0.72%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.72	%(D)(E)	0.80	%(E)	0.80%	0.72%	0.75%	0.75%
Net investment income (loss) to average net assets	3.12	%(D)	2.94%		4.36%	5.30%	4.54%	4.12%
Portfolio turnover rate	11	%(B)	41%		37%	23%	54%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00	(A)	$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)	0.01		0.02		0.00	(C)	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	0.00	(C)	—		—		—		—
Total investment operations	0.00	(C)	0.00	(C)	0.01		0.02		0.00	(C)	0.00	(C)
Contributions from affiliate	—		0.00	(C)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.01	)(A)	(0.02)		(0.00	)(C)	(0.00	)(C)
Return of capital	(0.00	)(C)	(0.00	)(C)	—		—		—		—
Total dividends and/or distributions	(0.00	)(C)	(0.00	)(C)	(0.01)		(0.02)		(0.00	)(C)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)	0.28	%(D)	0.53	%(A)	1.64%		0.46%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$250,416		$258,675		$274,311		$187,635		$171,707		$191,477
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(G)	0.62%		0.67%		0.65%		0.68%		0.78%
Including waiver and/or reimbursement and recapture	0.16	%(G)	0.01	%(H)	0.40	%(H)	0.73	%(I)	1.25	%(I)	0.82	%(I)
Net investment income (loss) to average net assets	0.00	%(G)(J)	0.10%		0.48%		1.62%		0.44%		0.01%

(A)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the Fund not paid out the distribution(s).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(J)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00	(A)	$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)	0.02		0.01		0.00	(C)	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	0.00	(C)	—		—		—		—
Total investment operations	0.00	(C)	0.00	(C)	0.02		0.01		0.00	(C)	0.00	(C)
Contributions from affiliate	—		0.00	(C)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.02	)(A)	(0.01)		(0.00	)(C)	(0.00	)(C)
Return of capital	(0.00	)(C)	(0.00	)(C)	—		—		—		—
Total dividends and/or distributions	(0.00	)(C)	(0.00	)(C)	(0.02)		(0.01)		(0.00	)(C)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (E)	0.00	%(F)	0.16	%(D)	1.73	%(A)	0.57%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,769		$9,593		$15,475		$9,218		$13,477		$19,707
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43	%(G)	1.40%		1.44%		1.41%		1.46%		1.56%
Including waiver and/or reimbursement and recapture	0.17	%(G)	0.10	%(H)	0.53	%(H)	1.77	%(I)	1.69	%(I)	0.81	%(I)
Net investment income (loss) to average net assets	0.00	%(G)(J)	0.01%		1.41%		0.57%		0.01%		0.01%

(A)	Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the Fund not paid out the distribution(s).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.14% lower had the affiliate not made additional contributions.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. Transamerica Asset Management, Inc. stopped these earlier recaptures as of March 1, 2019, but could recapture available amounts in the future. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(J)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.01		0.02		0.01		0.00	(B)
Net realized and unrealized gain (loss)	0.00	(B)	0.00	(B)	—		—		—		—
Total investment operations	0.00	(B)	0.00	(B)	0.01		0.02		0.01		0.00	(B)
Contributions from affiliate	0.00	(B)(C)	0.00	(B)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.01)		(0.02)		(0.01)		(0.00	)(B)
Return of capital	(0.00	)(B)	(0.00	)(B)	—		—		—		—
Total dividends and/or distributions	(0.00	)(B)	(0.00	)(B)	(0.01)		(0.02)		(0.01)		(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(C)(E)	0.21	%(D)	0.52%		1.89%		0.95%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,498		$24,620		$23,804		$18,213		$21,281		$21,578
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.47	%(F)	0.46%		0.52%		0.50%		0.52%		0.62%
Including waiver and/or reimbursement and recapture	0.17	%(F)	0.00	%(G)(H)	0.31	%(H)	0.48	%(I)	0.76	%(I)	0.82	%(I)
Net investment income (loss) to average net assets	0.00	%(F)(G)	0.11%		0.48%		1.87%		0.94%		0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.01		0.01		0.00	(B)	0.00	(B)
Net realized and unrealized gain (loss)	0.00	(B)	0.00	(B)	—		—		—		—
Total investment operations	0.00	(B)	0.00	(B)	0.01		0.01		0.00	(B)	0.00	(B)
Contributions from affiliate	—		0.00	(B)(C)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.01)		(0.01)		(0.00	)(B)	(0.00	)(B)
Return of capital	(0.00	)(B)	(0.00	)(B)	—		—		—		—
Total dividends and/or distributions	(0.00	)(B)	(0.00	)(B)	(0.01)		(0.01)		(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.01	%(D)	0.30	%(C)	0.65%		1.42%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,286		$3,837		$5,378		$5,400		$4,017		$7,850
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.33	%(E)	0.30%		0.33%		0.30%		0.32%		0.43%
Including waiver and/or reimbursement and recapture	0.14	%(E)	0.06	%(F)	0.18	%(F)	0.88	%(G)	1.64	%(G)	0.79	%(G)
Net investment income (loss) to average net assets	0.02	%(E)	0.05%		0.61%		1.47%		0.00	%(H)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.25% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)	0.01		0.02		0.01		0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	0.00	(C)	—		—		—		—
Total investment operations	0.00	(C)	0.00	(C)	0.01		0.02		0.01		0.00	(C)
Contributions from affiliate	—		0.00	(C)(D)	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.01)		(0.02)		(0.01)		(0.00	)(C)
Return of capital	(0.00	)(C)	(0.00	)(C)	—		—		—		—
Total dividends and/or distributions to shareholders	(0.00	)(C)	(0.00	)(C)	(0.01)		(0.02)		(0.01)		(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.01	%(E)	0.30	%(D)	0.65%		2.07%		1.41%		0.34	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,998		$83,914		$85,900		$134,883		$106,431		$122,549
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.33	%(F)	0.30%		0.33%		0.30%		0.32%		0.40	%(F)
Including waiver and/or reimbursement and recapture	0.17	%(F)	0.06	%(G)	0.19	%(G)	0.30	%(H)(I)	0.30	%(I)	0.30	%(F)(I)
Net investment income (loss) to average net assets	0.02	%(F)	0.04%		0.68%		2.02%		1.41%		0.86	%(G)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.26% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.00	(C)	0.00	(C)	0.02	0.01	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	0.00	(C)	0.00	(C)	—	—	—
Total investment operations	0.00	(C)	0.00	(C)	0.00	(C)	0.02	0.01	0.00	(C)
Contributions from affiliate	—		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	) (C)	(0.00	) (C)	(0.00	) (C)	(0.02)	(0.01)	(0.00	) (C)
Return of capital	(0.00	) (C)	(0.00	) (C)	—		—	—	—
Total dividends and/or distributions to shareholders	(0.00	) (C)	(0.00	) (C)	(0.00	) (C)	(0.02)	(0.01)	(0.00	) (C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.00	%(D)	0.03%		0.35%		1.56%	0.91%	0.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,396		$124,774		$1,017,445		$910,347	$728,262	$634,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.75%		0.86%		0.85%	0.88%	0.91	%(E)
Including waiver and/or reimbursement and recapture	0.17	%(E)	0.10	%(F)	0.49	%(F)	0.80%	0.80%	0.80	%(E)
Net investment income (loss) to average net assets	(0.00	)%(E)(G)	0.02%		0.34%		1.54%	0.92%	0.30	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)	0.01		0.02	0.01	0.00	(C)
Net realized and unrealized gain (loss)	0.00	(C)	0.00	(C)	—		—	—	—
Total investment operations	0.00	(C)	0.00	(C)	0.01		0.02	0.01	0.00	(C)
Contributions from affiliate	—		0.00	(C)(D)	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.01)		(0.02)	(0.01)	(0.00	)(C)
Return of capital	(0.00	)(C)	(0.00	)(C)	—		—	—	—
Total dividends and/or distributions	(0.00	)(C)	(0.00	)(C)	(0.01)		(0.02)	(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return	0.02	%(E)	0.34	%(D)	0.60%		1.86%	1.21%	0.03	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,372		$72,583		$91,021		$117,731	$174,150	$190,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(F)	0.55%		0.58%		0.55%	0.57%	0.65	%(F)
Including waiver and/or reimbursement and recapture	0.14	%(F)	0.01	%(G)	0.24	%(G)	0.50%	0.50%	0.50	%(F)
Net investment income (loss) to average net assets	0.03	%(F)	0.10%		0.59%		1.85%	1.19%	0.61	%(F)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.24% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.88		$9.97	$10.00	$9.79		$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.16	0.29	0.25		0.21	0.09
Net realized and unrealized gain (loss)	(0.39)		(0.06)	(0.01)	0.27		(0.15)	(0.04)
Total investment operations	(0.32)		0.10	0.28	0.52		0.06	0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)	(0.31)	(0.31)		(0.24)	(0.08)

Net asset value, end of period/year	$9.47		$9.88	$9.97	$10.00		$9.79	$9.97
Total return	(3.23	)%(C)	1.03%	2.91%	5.38%		0.57%	0.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,939		$119,389	$124,051	$185,244		$231,291	$242,577
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(D)	0.46%	0.46%	0.45%		0.44%	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.48	%(D)	0.46%	0.46%	0.45	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	1.51	%(D)	1.65%	2.95%	2.55%		2.16%	1.63	%(D)
Portfolio turnover rate	40	%(C)	74%	93%	69%		120%	31	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.90		$9.99	$10.02		$9.82		$9.99	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.12	0.23		0.20		0.16	0.06
Net realized and unrealized gain (loss)	(0.39)		(0.07)	(0.00	) (C)	0.26		(0.15)	(0.03)
Total investment operations	(0.34)		0.05	0.23		0.46		0.01	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.26)		(0.26)		(0.18)	(0.04)

Net asset value, end of period/year	$9.49		$9.90	$9.99		$10.02		$9.82	$9.99
Total return	(3.47	)%(D)	0.51%	2.41%		4.85%		0.14%	0.32	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,615		$12,312	$13,762		$12,401		$13,520	$19,443
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(E)	0.95%	0.95%		0.94%		0.93%	0.97	%(E)
Including waiver and/or reimbursement and recapture	0.97	%(E)	0.95%	0.95%		0.94	%(F)	0.90%	0.97	%(E)
Net investment income (loss) to average net assets	1.01	%(E)	1.16%	2.36%		2.00%		1.60%	1.03	%(E)
Portfolio turnover rate	40	%(D)	74%	93%		69%		120%	31	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$9.87		$9.97	$10.00	$9.79	$9.97	$9.98		$10.03

Investment operations:
Net investment income (loss) (D)	0.06		0.14	0.27	0.22	0.19	0.11		0.14
Net realized and unrealized gain (loss)	(0.38)		(0.07)	(0.01)	0.28	(0.16)	0.01	(E)	(0.01)
Total investment operations	(0.32)		0.07	0.26	0.50	0.03	0.12		0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.29)	(0.29)	(0.21)	(0.13)		(0.18)

Net asset value, end of period/year	$9.47		$9.87	$9.97	$10.00	$9.79	$9.97		$9.98
Total return	(3.23	)%(F)	0.74%	2.72%	5.15%	0.31%	1.13	%(F)	1.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,410		$37,377	$32,366	$41,701	$37,838	$40,216		$56,312
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.71%	0.71%	0.70%	0.69%	0.75	%(G)	0.78%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65%	0.65%	0.65%	0.65%	0.66	%(H)(G)	0.64	%(I)
Net investment income (loss) to average net assets	1.33	%(G)	1.44%	2.69%	2.24%	1.89%	1.33	%(G)	1.34%
Portfolio turnover rate	40	%(F)	74%	93%	69%	120%	31	%(F)	92%

(A)	Transamerica Partners Institutional High Quality Bond reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.13		$8.56	$9.01	$8.86	$9.34	$9.06

Investment operations:
Net investment income (loss) (A)	0.19		0.37	0.40	0.48	0.50	0.48
Net realized and unrealized gain (loss)	(0.83)		0.58	(0.42)	0.16	(0.49)	0.30
Total investment operations	(0.64)		0.95	(0.02)	0.64	0.01	0.78
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.43)	(0.49)	(0.49)	(0.50)

Net asset value, end of period/year	$8.30		$9.13	$8.56	$9.01	$8.86	$9.34
Total return (B)	(6.97	)%(C)	11.38%	(0.10)%	7.79%	(0.20)%	8.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,551		$85,643	$78,109	$94,450	$87,028	$104,904
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(D)	0.98%	1.03%	1.09%	1.08%	1.04%
Including waiver and/or reimbursement and recapture	0.99	%(D)	1.00%	1.03%	1.05%	1.00%	1.04%
Net investment income (loss) to average net assets	4.27	%(D)	4.09%	4.68%	5.36%	5.45%	5.24%
Portfolio turnover rate	16	%(C)	37%	37%	38%	35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.10		$8.52	$8.97	$8.81	$9.30	$9.02

Investment operations:
Net investment income (loss) (A)	0.16		0.30	0.34	0.42	0.43	0.42
Net realized and unrealized gain (loss)	(0.83)		0.59	(0.42)	0.16	(0.50)	0.29
Total investment operations	(0.67)		0.89	(0.08)	0.58	(0.07)	0.71
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.37)	(0.42)	(0.42)	(0.43)

Net asset value, end of period/year	$8.27		$9.10	$8.52	$8.97	$8.81	$9.30
Total return (B)	(7.45	)%(C)	10.58%	(0.82)%	6.88%	(0.88)%	7.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,542		$14,407	$19,387	$26,922	$31,361	$46,129
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72	%(D)	1.71%	1.73%	1.76%	1.75%	1.73%
Including waiver and/or reimbursement and recapture	1.72	%(D)	1.71%	1.74%	1.75%	1.72%	1.73%
Net investment income (loss) to average net assets	3.56	%(D)	3.37%	4.00%	4.68%	4.74%	4.56%
Portfolio turnover rate	16	%(C)	37%	37%	38%	35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.21		$8.63		$9.06		$8.91		$9.40	$9.13

Investment operations:
Net investment income (loss) (A)	0.21		0.41		0.43		0.51		0.52	0.52
Net realized and unrealized gain (loss)	(0.83)		0.59		(0.39)		0.16		(0.49)	0.28
Total investment operations	(0.62)		1.00		0.04		0.67		0.03	0.80
Contributions from affiliate	0.00	(B)(C)	—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)		(0.47)		(0.52)		(0.52)	(0.53)

Net asset value, end of period/year	$8.38		$9.21		$8.63		$9.06		$8.91	$9.40
Total return	(6.82	)%(B)(D)	11.74%		0.57%		7.93%		0.17%	8.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$720,321		$841,173		$520,044		$67,078		$80,141	$164,626
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(E)	0.68%		0.70%		0.74%		0.74%	0.73%
Including waiver and/or reimbursement and recapture	0.61	%(E)(F)(G)	0.60	%(G)	0.62	%(G)	0.74	%(H)	0.71%	0.73%
Net investment income (loss) to average net assets	4.67	%(E)	4.44%		4.96%		5.66%		5.67%	5.54%
Portfolio turnover rate	16	%(D)	37%		37%		38%		35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.23		$8.64	$9.10	$8.94		$9.43	$9.15

Investment operations:
Net investment income (loss) (A)	0.21		0.41	0.44	0.52		0.54	0.53
Net realized and unrealized gain (loss)	(0.84)		0.60	(0.43)	0.17		(0.50)	0.29
Total investment operations	(0.63)		1.01	0.01	0.69		0.04	0.82
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.47)	(0.53)		(0.53)	(0.54)

Net asset value, end of period/year	$8.39		$9.23	$8.64	$9.10		$8.94	$9.43
Total return	(6.91	)%(B)	11.87%	0.28%	8.17%		0.30%	9.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$760,248		$931,699	$1,054,363	$477,381		$472,589	$858,441
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(C)	0.58%	0.60%	0.63%		0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.60	%(C)	0.58%	0.60%	0.63	%(D)	0.61%	0.63%
Net investment income (loss) to average net assets	4.69	%(C)	4.49%	5.14%	5.80%		5.83%	5.65%
Portfolio turnover rate	16	%(B)	37%	37%	38%		35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.23		$8.64	$9.10	$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.21		0.41	0.44	0.52		0.54	0.32
Net realized and unrealized gain (loss)	(0.84)		0.60	(0.43)	0.18		(0.50)	0.18
Total investment operations	(0.63)		1.01	0.01	0.70		0.04	0.50
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.47)	(0.53)		(0.54)	(0.32)

Net asset value, end of period/year	$8.39		$9.23	$8.64	$9.10		$8.93	$9.43
Total return	(6.91	)%(C)	11.87%	0.28%	8.02%		0.33%	5.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$181,012		$222,760	$218,199	$279,020		$298,604	$380,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.58%	0.60%	0.63%		0.63%	0.63	%(D)
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.60%	0.63	%(E)	0.60%	0.60	%(D)
Net investment income (loss) to average net assets	4.68	%(D)	4.48%	5.11%	5.79%		5.85%	5.69	%(D)
Portfolio turnover rate	16	%(C)	37%	37%	38%		35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.23		$8.64	$9.10	$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.19		0.37	0.40	0.48	0.49	0.29
Net realized and unrealized gain (loss)	(0.84)		0.60	(0.43)	0.17	(0.50)	0.19
Total investment operations	(0.65)		0.97	(0.03)	0.65	(0.01)	0.48
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.43)	(0.48)	(0.49)	(0.30)

Net asset value, end of period/year	$8.39		$9.23	$8.64	$9.10	$8.93	$9.43
Total return	(7.14	)%(C)	11.29%	(0.23)%	7.51%	(0.17)%	5.19	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,470		$24,423	$32,169	$35,439	$42,802	$55,724
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(D)	1.12%	1.25%	1.26%	1.23%	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.10%	1.10%	1.10%	1.10	%(D)
Net investment income (loss) to average net assets	4.18	%(D)	3.98%	4.63%	5.33%	5.35%	5.12	%(D)
Portfolio turnover rate	16	%(C)	37%	37%	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.22		$8.64	$9.10	$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.20		0.38	0.42	0.50	0.52	0.31
Net realized and unrealized gain (loss)	(0.84)		0.59	(0.43)	0.18	(0.51)	0.18
Total investment operations	(0.64)		0.97	(0.01)	0.68	0.01	0.49
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.39)	(0.45)	(0.51)	(0.51)	(0.31)

Net asset value, end of period/year	$8.39		$9.22	$8.64	$9.10	$8.93	$9.43
Total return	(6.95	)%(C)	11.35%	0.03%	7.78%	0.08%	5.35	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,834		$66,337	$621,798	$396,605	$361,072	$369,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.83%	0.85%	0.88%	0.88%	0.88	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)(E)	0.85%	0.85%	0.85%	0.85%	0.85	%(D)
Net investment income (loss) to average net assets	4.43	%(D)	4.20%	4.86%	5.56%	5.61%	5.43	%(D)
Portfolio turnover rate	16	%(C)	37%	37%	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.23		$8.64	$9.10	$8.94		$9.43	$9.15

Investment operations:
Net investment income (loss) (A)	0.21		0.41	0.44	0.52		0.54	0.54
Net realized and unrealized gain (loss)	(0.84)		0.60	(0.43)	0.17		(0.50)	0.28
Total investment operations	(0.63)		1.01	0.01	0.69		0.04	0.82
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.47)	(0.53)		(0.53)	(0.54)

Net asset value, end of period/year	$8.39		$9.23	$8.64	$9.10		$8.94	$9.43
Total return	(6.91	)%(B)	11.87%	0.28%	8.05%		0.29%	9.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,949		$61,417	$44,075	$44,675		$29,499	$34,335
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(C)	0.58%	0.60%	0.63%		0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.60	%(C)	0.58%	0.60%	0.63	%(D)	0.61%	0.63%
Net investment income (loss) to average net assets	4.69	%(C)	4.48%	5.14%	5.77%		5.85%	5.73%
Portfolio turnover rate	16	%(B)	37%	37%	38%		35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica High Yield ESG
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020 (A)
Net asset value, beginning of period/year	$10.09		$9.90		$10.00

Investment operations:
Net investment income (loss) (B)	0.18		0.33		0.08
Net realized and unrealized gain (loss)	(0.93)		0.24		(0.09)
Total investment operations	(0.75)		0.57		(0.01)
Contributions from affiliate	0.00	(C)(D)	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.09)
Net realized gains	(0.02)		—		—
Total dividends and/or distributions to shareholders	(0.21)		(0.38)		(0.09)

Net asset value, end of period/year	$9.13		$10.09		$9.90
Total return	(7.55	)%(C)(E)	5.76%		(0.08	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,048		$1,130		$999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.50%		2.02	%(F)
Including waiver and/or reimbursement and recapture	0.77	%(F)(G)(H)	0.77	%(H)	0.77	%(F)(H)
Net investment income (loss) to average net assets	3.77	%(F)	3.29%		3.09	%(F)
Portfolio turnover rate	13	%(E)	37%		3	%(E)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(H)	TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the periods and year indicated:	Transamerica High Yield ESG
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$10.09		$9.90	$10.00

Investment operations:
Net investment income (loss) (B)	0.18		0.34	0.08
Net realized and unrealized gain (loss)	(0.93)		0.23	(0.09)
Total investment operations	(0.75)		0.57	(0.01)
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.09)
Net realized gains	(0.02)		—	—
Total dividends and/or distributions to shareholders	(0.21)		(0.38)	(0.09)

Net asset value, end of period/year	$9.13		$10.09	$9.90
Total return	(7.55	)%(C)	5.78%	(0.08	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,558		$20,088	$18,990
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)	1.40%	1.92	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75	%(D)
Net investment income (loss) to average net assets	3.79	%(D)	3.31%	3.11	%(D)
Portfolio turnover rate	13	%(C)	37%	3	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.36		$11.59	$11.98	$11.34	$11.60	$11.88

Investment operations:
Net investment income (loss) (A)	0.15		0.35	0.38	0.42	0.40	0.34
Net realized and unrealized gain (loss)	(1.51)		0.78	(0.32)	0.64	(0.26)	(0.11)
Total investment operations	(1.36)		1.13	0.06	1.06	0.14	0.23
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.36)	(0.41)	(0.42)	(0.40)	(0.35)
Net realized gains	(0.03)		—	—	—	—	(0.16)
Return of capital	—		—	(0.04)	—	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.36)	(0.45)	(0.42)	(0.40)	(0.51)

Net asset value, end of period/year	$10.82		$12.36	$11.59	$11.98	$11.34	$11.60
Total return (B)	(11.21	)%(C)	9.81%	0.60%	9.54%	1.19%	2.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,490		$29,316	$18,111	$22,116	$30,521	$34,191
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.98	%(E)	0.98%	1.07%	1.04%	1.00%	1.04%
Including waiver and/or reimbursement and recapture	0.91	%(E)	0.91%	0.91%	0.91%	0.91%	0.91%
Net investment income (loss) to average net assets	2.57	%(E)	2.86%	3.22%	3.63%	3.45%	3.02%
Portfolio turnover rate	20	%(C)	96%	37%	54%	119%	115%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.38		$11.60	$11.99	$11.35	$11.61	$11.88

Investment operations:
Net investment income (loss) (A)	0.12		0.28	0.31	0.36	0.33	0.28
Net realized and unrealized gain (loss)	(1.52)		0.79	(0.32)	0.64	(0.26)	(0.11)
Total investment operations	(1.40)		1.07	(0.01)	1.00	0.07	0.17
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.29)	(0.35)	(0.36)	(0.33)	(0.28)
Net realized gains	(0.03)		—	—	—	—	(0.16)
Return of capital	—		—	(0.03)	—	—	—
Total dividends and/or distributions to shareholders	(0.15)		(0.29)	(0.38)	(0.36)	(0.33)	(0.44)

Net asset value, end of period/year	$10.83		$12.38	$11.60	$11.99	$11.35	$11.61
Total return (B)	(11.46	)%(C)	9.24%	—%	8.89%	0.59%	1.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,310		$13,390	$11,731	$11,561	$11,389	$12,109
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.71	%(E)	1.73%	1.82%	1.81%	1.76%	1.80%
Including waiver and/or reimbursement and recapture	1.51	%(E)	1.51%	1.51%	1.51%	1.51%	1.51%
Net investment income (loss) to average net assets	1.97	%(E)	2.28%	2.63%	3.05%	2.84%	2.42%
Portfolio turnover rate	20	%(C)	96%	37%	54%	119%	115%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.36		$11.59	$12.00	$11.36	$11.62	$11.89

Investment operations:
Net investment income (loss) (A)	0.16		0.37	0.39	0.44	0.42	0.36
Net realized and unrealized gain (loss)	(1.51)		0.78	(0.33)	0.64	(0.26)	(0.10)
Total investment operations	(1.35)		1.15	0.06	1.08	0.16	0.26
Contributions from affiliate	0.00	(B)(C)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.38)	(0.43)	(0.44)	(0.42)	(0.37)
Net realized gains	(0.03)		—	—	—	—	(0.16)
Return of capital	—		—	(0.04)	—	—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.38)	(0.47)	(0.44)	(0.42)	(0.53)

Net asset value, end of period/year	$10.82		$12.36	$11.59	$12.00	$11.36	$11.62
Total return	(11.15	)%(C)(D)	9.98%	0.58%	9.70%	1.35%	2.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,346		$129,929	$62,566	$75,539	$61,523	$57,151
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.75	%(F)	0.77%	0.86%	0.84%	0.79%	0.83%
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss) to average net assets	2.72	%(F)	3.00%	3.37%	3.79%	3.59%	3.17%
Portfolio turnover rate	20	%(D)	96%	37%	54%	119%	115%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.38		$11.60	$12.00	$11.36	$11.62	$11.89

Investment operations:
Net investment income (loss) (A)	0.17		0.38	0.39	0.45	0.42	0.37
Net realized and unrealized gain (loss)	(1.53)		0.79	(0.31)	0.64	(0.26)	(0.11)
Total investment operations	(1.36)		1.17	0.08	1.09	0.16	0.26
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.39)	(0.44)	(0.45)	(0.42)	(0.37)
Net realized gains	(0.03)		—	—	—	—	(0.16)
Return of capital	—		—	(0.04)	—	—	—
Total dividends and/or distributions to shareholders	(0.20)		(0.39)	(0.48)	(0.45)	(0.42)	(0.53)

Net asset value, end of period/year	$10.82		$12.38	$11.60	$12.00	$11.36	$11.62
Total return	(11.15	)%(B)	10.17%	0.77%	9.73%	1.42%	2.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$12	$11	$11	$10	$10
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.66	%(D)	0.68%	0.75%	0.73%	0.68%	0.72%
Including waiver and/or reimbursement and recapture	0.66	%(D)	0.68%	0.75%	0.73%	0.68%	0.72%
Net investment income (loss) to average net assets	2.85	%(D)	3.11%	3.39%	3.83%	3.67%	3.21%
Portfolio turnover rate	20	%(B)	96%	37%	54%	119%	115%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.09		$10.78		$10.26		$9.58		$9.97		$9.99

Investment operations:
Net investment income (loss) (A)	0.21		0.32		0.10		0.16		0.20		0.14
Net realized and unrealized gain (loss)	(0.69)		0.29		0.51		0.67		(0.38)		(0.03)
Total investment operations	(0.48)		0.61		0.61		0.83		(0.18)		0.11
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.30)		(0.09)		(0.15)		(0.21)		(0.13)
Net realized gains	(0.04)		—		—		—		—		—
Total dividends and/or distributions to shareholders	(0.23)		(0.30)		(0.09)		(0.15)		(0.21)		(0.13)

Net asset value, end of period/year	$10.38		$11.09		$10.78		$10.26		$9.58		$9.97
Total return (B)	(4.44	)%(C)	5.73%		5.99%		8.73%		(1.81)%		1.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,376		$1,430		$866		$778		$719		$634
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)(E)	1.02	%(E)	1.10	%(E)	1.07	%(E)	0.95	%(E)	1.55%
Including waiver and/or reimbursement and recapture	1.00	%(D)(E)(F)	1.00	%(E)	1.00	%(E)	1.00	%(E)	1.00	%(E)	1.00%
Net investment income (loss) to average net assets	3.97	%(D)	2.90%		0.97%		1.59%		2.02%		1.39%
Portfolio turnover rate	38	%(C)	48%		28%		23%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$10.79		$10.52		$10.04		$9.41		$9.81		$9.84

Investment operations:
Net investment income (loss) (A)	0.17		0.25		0.05		0.08		0.13		0.07
Net realized and unrealized gain (loss)	(0.68)		0.26		0.47		0.66		(0.38)		(0.03)
Total investment operations	(0.51)		0.51		0.52		0.74		(0.25)		0.04
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.24)		(0.04)		(0.11)		(0.15)		(0.07)
Net realized gains	(0.04)		—		—		—		—		—
Total dividends and/or distributions to shareholders	(0.19)		(0.24)		(0.04)		(0.11)		(0.15)		(0.07)

Net asset value, end of period/year	$10.09		$10.79		$10.52		$10.04		$9.41		$9.81
Total return (B)	(4.72	)%(C)	4.89%		5.23%		7.90%		(2.59)%		0.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,280		$934		$562		$529		$456		$709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72	%(D)(E)	1.70	%(E)	1.80	%(E)	1.80	%(E)	1.81	%(E)	1.80%
Including waiver and/or reimbursement and recapture	1.71	%(D)(E)	1.72	%(E)	1.75	%(E)	1.75	%(E)	1.75	%(E)	1.75%
Net investment income (loss) to average net assets	3.24	%(D)	2.37%		0.44%		0.80%		1.35%		0.70%
Portfolio turnover rate	38	%(C)	48%		28%		23%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.18		$10.86		$10.32		$9.63		$10.03		$10.03

Investment operations:
Net investment income (loss) (A)	0.22		0.37		0.16		0.18		0.18		0.17
Net realized and unrealized gain (loss)	(0.69)		0.29		0.49		0.68		(0.34)		(0.03)
Total investment operations	(0.47)		0.66		0.65		0.86		(0.16)		0.14
Contributions from affiliate	0.00	(B)(C)	—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.34)		(0.11)		(0.17)		(0.24)		(0.14)
Net realized gains	(0.04)		—		—		—		—		—
Total dividends and/or distributions to shareholders	(0.25)		(0.34)		(0.11)		(0.17)		(0.24)		(0.14)

Net asset value, end of period/year	$10.46		$11.18		$10.86		$10.32		$9.63		$10.03
Total return	(4.25	)%(C)(D)	6.08%		6.33%		8.97%		(1.67)%		1.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,572		$14,310		$5,897		$4,658		$2,156		$270
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)(F)	0.72	%(F)	0.82	%(F)	0.82	%(F)	0.82	%(F)	0.81%
Including waiver and/or reimbursement and recapture	0.65	%(E)(F)	0.65	%(F)	0.73	%(F)	0.75	%(F)	0.75	%(F)	0.75%
Net investment income (loss) to average net assets	4.17	%(E)	3.31%		1.48%		1.80%		1.81%		1.76%
Portfolio turnover rate	38	%(D)	48%		28%		23%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.21		$10.88		$10.35		$9.65		$10.05		$10.05

Investment operations:
Net investment income (loss) (A)	0.22		0.35		0.15		0.19		0.24		0.17
Net realized and unrealized gain (loss)	(0.69)		0.32		0.49		0.68		(0.40)		(0.02)
Total investment operations	(0.47)		0.67		0.64		0.87		(0.16)		0.15
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.34)		(0.11)		(0.17)		(0.24)		(0.15)
Net realized gains	(0.04)		—		—		—		—		—
Total dividends and/or distributions to shareholders	(0.25)		(0.34)		(0.11)		(0.17)		(0.24)		(0.15)

Net asset value, end of period/year	$10.49		$11.21		$10.88		$10.35		$9.65		$10.05
Total return	(4.31	)%(B)	6.16%		6.23%		9.09%		(1.63)%		1.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$115,299		$118,370		$86,849		$121,491		$148,450		$171,965
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(C)(D)	0.63	%(D)	0.72	%(D)	0.71	%(D)	0.70	%(D)	0.70%
Including waiver and/or reimbursement and recapture	0.64	%(C)(D)	0.63	%(D)(E)	0.72	%(D)	0.71	%(D)	0.70	%(D)	0.70%
Net investment income (loss) to average net assets	4.13	%(C)	3.15%		1.46%		1.86%		2.38%		1.67%
Portfolio turnover rate	38	%(B)	48%		28%		23%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.21		$10.89		$10.35		$9.66		$10.05		$10.05

Investment operations:
Net investment income (loss) (A)	0.24		0.35		0.16		0.19		0.24		0.17
Net realized and unrealized gain (loss)	(0.71)		0.31		0.49		0.67		(0.39)		(0.02)
Total investment operations	(0.47)		0.66		0.65		0.86		(0.15)		0.15
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.34)		(0.11)		(0.17)		(0.24)		(0.15)
Net realized gains	(0.04)		—		—		—		—		—
Total dividends and/or distributions to shareholders	(0.25)		(0.34)		(0.11)		(0.17)		(0.24)		(0.15)

Net asset value, end of period/year	$10.49		$11.21		$10.89		$10.35		$9.66		$10.05
Total return	(4.22	)%(B)	6.07%		6.33%		8.97%		(1.53)%		1.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$150		$72		$59		$55		$51		$51
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(C)(D)	0.63	%(D)	0.72	%(D)	0.71	%(D)	0.70	%(D)	0.70%
Including waiver and/or reimbursement and recapture	0.64	%(C)(D)(E)	0.63	%(D)(E)	0.72	%(D)	0.71	%(D)	0.70	%(D)	0.70%
Net investment income (loss) to average net assets	4.57	%(C)	3.14%		1.47%		1.87%		2.37%		1.69%
Portfolio turnover rate	38	%(B)	48%		28%		23%		36%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.13		$10.84		$10.21	$9.63	$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.29		0.41		0.12	0.17	0.26	0.08
Net realized and unrealized gain (loss)	(0.71)		0.25		0.65	0.65	(0.34)	(0.06)
Total investment operations	(0.42)		0.66		0.77	0.82	(0.08)	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.37)		(0.14)	(0.24)	(0.26)	(0.05)

Net asset value, end of period/year	$10.37		$11.13		$10.84	$10.21	$9.63	$9.97
Total return	(4.00	)%(C)	6.16%		7.59%	8.58%	(0.88)%	0.16	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$90,742		$98,870		$99,722	$104,687	$111,874	$144,334
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.52	%(E)	0.49%		0.51%	0.49%	0.56%	0.52	%(E)
Including waiver and/or reimbursement and recapture	0.51	%(E)	0.49	%(F)	0.52%	0.47%	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	5.42	%(E)	3.75%		1.14%	1.73%	2.59%	1.45	%(E)
Portfolio turnover rate	19	%(C)	21%		16%	14%	134%	51	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.13		$10.85	$10.23	$9.65	$9.98	$10.00

Investment operations:
Net investment income (loss) (B)	0.27		0.35	0.07	0.11	0.21	0.05
Net realized and unrealized gain (loss)	(0.71)		0.24	0.65	0.67	(0.34)	(0.07)
Total investment operations	(0.44)		0.59	0.72	0.78	(0.13)	(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.31)	(0.10)	(0.20)	(0.20)	(0.00	)(C)

Net asset value, end of period/year	$10.38		$11.13	$10.85	$10.23	$9.65	$9.98
Total return	(4.17	)%(D)	5.53%	7.08%	8.24%	(1.29)%	(0.20	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,097		$9,787	$10,488	$9,125	$10,508	$12,683
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	0.98%	1.00%	0.98%	1.05%	1.01	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)	0.99%	0.99%	1.00%	0.92%	1.00	%(F)
Net investment income (loss) to average net assets	4.95	%(F)	3.21%	0.69%	1.13%	2.07%	0.85	%(F)
Portfolio turnover rate	19	%(D)	21%	16%	14%	134%	51	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$11.15		$10.86		$10.23		$9.63		$9.97		$9.93		$9.69

Investment operations:
Net investment income (loss) (D)	0.29		0.32		0.11		0.10		0.23		0.12		0.11
Net realized and unrealized gain (loss)	(0.73)		0.32		0.64		0.72		(0.34)		0.01	(E)	0.26
Total investment operations	(0.44)		0.64		0.75		0.82		(0.11)		0.13		0.37

Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.35)		(0.12)		(0.22)		(0.23)		(0.09)		(0.13)

Net asset value, end of period/year	$10.39		$11.15		$10.86		$10.23		$9.63		$9.97		$9.93
Total return	(4.00	)%(F)	5.96%		7.39%		8.58%		(1.15)%		1.37	%(F)	3.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,132		$1,147		$2,012		$2,340		$15,421		$23,203		$63,638
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(G)(H)	0.74	%(H)	0.76	%(H)	0.74	%(H)	0.81	%(H)	0.81	%(G)(H)	0.82%
Including waiver and/or reimbursement and recapture	0.64	%(G)(H)	0.64	%(H)	0.64	%(H)	0.65	%(H)	0.65	%(H)(I)	0.66	%(G)(H)(I)	0.64	%(J)
Net investment income (loss) to average net assets	5.35	%(G)	2.90%		1.04%		1.07%		2.33%		1.41	%(G)	1.13%
Portfolio turnover rate	19	%(F)	21%		16%		14%		134%		51	%(F)	52%

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.34		$10.85	$10.50	$9.70		$10.20	$10.08

Investment operations:
Net investment income (loss) (B)	0.10		0.19	0.23	0.28		0.27	0.14
Net realized and unrealized gain (loss)	(1.00)		(0.14)	0.37	0.81		(0.49)	0.14
Total investment operations	(0.90)		0.05	0.60	1.09		(0.22)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.25)	(0.29)		(0.28)	(0.16)
Net realized gains	(0.17)		(0.36)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.27)		(0.56)	(0.25)	(0.29)		(0.28)	(0.16)

Net asset value, end of period/year	$9.17		$10.34	$10.85	$10.50		$9.70	$10.20
Total return	(8.91	)%(C)	0.45%	5.74%	11.39%		(2.22)%	2.92	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$970,364		$1,131,283	$1,275,122	$1,826,481		$1,971,571	$2,058,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.41%	0.42%	0.42%		0.41%	0.43	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.41%	0.42%	0.42	%(E)	0.41%	0.43	%(D)
Net investment income (loss) to average net assets	2.00	%(D)	1.81%	2.16%	2.77%		2.68%	2.29	%(D)
Portfolio turnover rate	20	%(C)	48%	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.36		$10.87	$10.51	$9.72		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.10		0.19	0.23	0.28		0.27	0.14
Net realized and unrealized gain (loss)	(1.01)		(0.14)	0.38	0.80		(0.49)	0.15
Total investment operations	(0.91)		0.05	0.61	1.08		(0.22)	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.25)	(0.29)		(0.28)	(0.15)
Net realized gains	(0.17)		(0.36)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.27)		(0.56)	(0.25)	(0.29)		(0.28)	(0.15)

Net asset value, end of period/year	$9.18		$10.36	$10.87	$10.51		$9.72	$10.22
Total return	(8.99	)%(C)	0.45%	5.83%	11.26%		(2.21)%	2.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$299,940		$369,100	$385,809	$485,794		$697,789	$628,055
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.41%	0.42%	0.42%		0.41%	0.42	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.41%	0.42%	0.42	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	2.00	%(D)	1.81%	2.14%	2.78%		2.70%	2.33	%(D)
Portfolio turnover rate	20	%(C)	48%	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.37		$10.88	$10.52	$9.73		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.07		0.14	0.18	0.23		0.22	0.11
Net realized and unrealized gain (loss)	(0.99)		(0.15)	0.37	0.80		(0.48)	0.14
Total investment operations	(0.92)		(0.01)	0.55	1.03		(0.26)	0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)	(0.19)	(0.24)		(0.23)	(0.11)
Net realized gains	(0.17)		(0.36)	—	—		—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.50)	(0.19)	(0.24)		(0.23)	(0.11)

Net asset value, end of period/year	$9.20		$10.37	$10.88	$10.52		$9.73	$10.22
Total return	(9.11	)%(C)	(0.05)%	5.29%	10.68%		(2.61)%	2.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,770		$31,469	$42,002	$51,335		$94,748	$112,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(D)	0.91%	0.92%	0.91%		0.91%	0.91	%(D)
Including waiver and/or reimbursement and recapture	0.92	%(D)	0.91%	0.92%	0.91	%(E)	0.90%	0.91	%(D)
Net investment income (loss) to average net assets	1.51	%(D)	1.32%	1.64%	2.29%		2.18%	1.75	%(D)
Portfolio turnover rate	20	%(C)	48%	46%	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$10.36		$10.87	$10.52	$9.72	$10.22	$10.03		$10.04

Investment operations:
Net investment income (loss) (D)	0.09		0.16	0.20	0.26	0.24	0.17		0.22
Net realized and unrealized gain (loss)	(1.00)		(0.14)	0.37	0.81	(0.49)	0.21		0.10
Total investment operations	(0.91)		0.02	0.57	1.07	(0.25)	0.38		0.32

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.17)	(0.22)	(0.27)	(0.25)	(0.19)		(0.24)
Net realized gains	(0.17)		(0.36)	—	—	—	—		(0.09)
Total dividends and/or distributions to shareholders	(0.26)		(0.53)	(0.22)	(0.27)	(0.25)	(0.19)		(0.33)

Net asset value, end of period/year	$9.19		$10.36	$10.87	$10.52	$9.72	$10.22		$10.03
Total return	(9.00	)%(E)	0.21%	5.49%	11.10%	(2.46)%	3.75	%(E)	3.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,131		$152,590	$162,185	$178,769	$181,447	$291,565		$317,150
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(F)	0.66%	0.67%	0.67%	0.66%	0.68	%(F)	0.71%
Including waiver and/or reimbursement and recapture	0.65	%(F)	0.65%	0.65%	0.65%	0.65%	0.65	%(F)	0.63	%(G)
Net investment income (loss) to average net assets	1.77	%(F)	1.57%	1.90%	2.54%	2.41%	1.99	%(F)	2.08%
Portfolio turnover rate	20	%(E)	48%	46%	49%	49%	22	%(E)	50%

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Intermediate Bond
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021 (A)
Net asset value, beginning of period	$10.36		$10.35

Investment operations:
Net investment income (loss) (B)	0.10		0.08
Net realized and unrealized gain (loss)	(1.00)		0.01	(C)
Total investment operations	(0.90)		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.08)
Net realized gains	(0.17)		—
Total dividends and/or distributions to shareholders	(0.27)		(0.08)

Net asset value, end of period	$9.19		$10.36
Total return	(8.89	)%(D)	0.89	%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$9		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(E)	0.41	%(E)
Including waiver and/or reimbursement and recapture	0.41	%(E)	0.41	%(E)
Net investment income (loss) to average net assets	2.04	%(E)	1.78	%(E)
Portfolio turnover rate	20	%(D)	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.99		$11.84	$11.80		$11.06		$11.40		$11.57

Investment operations:
Net investment income (loss) (A)	0.10		0.20	0.19		0.28		0.26		0.23
Net realized and unrealized gain (loss)	(1.20)		0.16	0.13		0.75		(0.34)		(0.10)
Total investment operations	(1.10)		0.36	0.32		1.03		(0.08)		0.13
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.24)		(0.29)		(0.26)		(0.23)
Net realized gains	(0.04)		—	—		—		—		(0.07)
Return of capital	—		—	(0.04)		—		—		—
Total dividends and/or distributions to shareholders	(0.14)		(0.21)	(0.28)		(0.29)		(0.26)		(0.30)

Net asset value, end of period/year	$10.75		$11.99	$11.84		$11.80		$11.06		$11.40
Total return (B)	(9.27	)%(C)	3.03%	2.73%		9.35%		(0.73)%		1.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$242,254		$284,610	$245,980		$218,941		$269,452		$312,347
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.75	%(E)	0.78	%(E)	0.77	%(E)	0.78	%(E)
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.63%	0.65	%(E)	0.68	%(E)	0.67	%(E)	0.68	%(E)
Net investment income (loss) to average net assets	1.66	%(D)	1.69%	1.65%		2.47%		2.29%		2.00%
Portfolio turnover rate	20	%(C)	35%	20%		14%		34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$11.96		$11.82	$11.78		$11.03		$11.38		$11.54

Investment operations:
Net investment income (loss) (A)	0.06		0.13	0.12		0.21		0.19		0.16
Net realized and unrealized gain (loss)	(1.19)		0.14	0.13		0.75		(0.35)		(0.09)
Total investment operations	(1.13)		0.27	0.25		0.96		(0.16)		0.07
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.13)	(0.18)		(0.21)		(0.19)		(0.16)
Net realized gains	(0.04)		—	—		—		—		(0.07)
Return of capital	—		—	(0.03)		—		—		—
Total dividends and/or distributions to shareholders	(0.10)		(0.13)	(0.21)		(0.21)		(0.19)		(0.23)

Net asset value, end of period/year	$10.73		$11.96	$11.82		$11.78		$11.03		$11.38
Total return (B)	(9.50	)%(C)	2.30%	2.10%		8.80%		(1.43)%		0.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$101,979		$131,738	$138,959		$143,332		$148,672		$180,744
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(D)	1.50%	1.52	%(E)	1.55	%(E)	1.53	%(E)	1.54	%(E)
Including waiver and/or reimbursement and recapture	1.26	%(D)	1.25%	1.27	%(E)	1.30	%(E)	1.28	%(E)	1.29	%(E)
Net investment income (loss) to average net assets	1.03	%(D)	1.06%	1.03%		1.86%		1.67%		1.39%
Portfolio turnover rate	20	%(C)	35%	20%		14%		34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$12.03		$11.88	$11.85		$11.11		$11.46		$11.62

Investment operations:
Net investment income (loss) (A)	0.10		0.22	0.21		0.30		0.27		0.24
Net realized and unrealized gain (loss)	(1.20)		0.15	0.12		0.74		(0.35)		(0.09)
Total investment operations	(1.10)		0.37	0.33		1.04		(0.08)		0.15
Contributions from affiliate	0.01	(B)	—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.26)		(0.30)		(0.27)		(0.24)
Net realized gains	(0.04)		—	—		—		—		(0.07)
Return of capital	—		—	(0.04)		—		—		—
Total dividends and/or distributions to shareholders	(0.14)		(0.22)	(0.30)		(0.30)		(0.27)		(0.31)

Net asset value, end of period/year	$10.80		$12.03	$11.88		$11.85		$11.11		$11.46
Total return	(9.09	)%(B)(C)	3.16%	2.81%		9.45%		(0.71)%		1.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,785,502		$2,315,780	$1,888,406		$1,354,326		$999,826		$914,290
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.55%	0.56	%(E)	0.59	%(E)	0.58	%(E)	0.59	%(E)
Including waiver and/or reimbursement and recapture	0.49	%(D)	0.49%	0.49	%(E)	0.56	%(E)	0.58	%(E)	0.59	%(E)
Net investment income (loss) to average net assets	1.80	%(D)	1.84%	1.80%		2.59%		2.38%		2.09%
Portfolio turnover rate	20	%(C)	35%	20%		14%		34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.08% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$12.04		$11.90	$11.86		$11.11		$11.46		$11.62

Investment operations:
Net investment income (loss) (A)	0.11		0.23	0.21		0.31		0.28		0.25
Net realized and unrealized gain (loss)	(1.20)		0.14	0.13		0.75		(0.35)		(0.09)
Total investment operations	(1.09)		0.37	0.34		1.06		(0.07)		0.16
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.23)	(0.23)		(0.31)		(0.28)		(0.25)
Net realized gains	(0.04)		—	—		—		—		(0.07)
Return of capital	—		—	(0.07)		—		—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.23)	(0.30)		(0.31)		(0.28)		(0.32)

Net asset value, end of period/year	$10.80		$12.04	$11.90		$11.86		$11.11		$11.46
Total return	(9.14	)%(B)	3.14%	2.94%		9.64%		(0.60)%		1.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$12	$11		$11		$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.46	%(C)	0.44%	0.46	%(D)	0.48	%(D)	0.47	%(D)	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.46	%(C)	0.44%	0.46	%(D)	0.48	%(D)	0.47	%(D)	0.48	%(D)
Net investment income (loss) to average net assets	1.85	%(C)	1.93%	1.80%		2.68%		2.49%		2.20%
Portfolio turnover rate	20	%(B)	35%	20%		14%		34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$21.36		$15.73	$17.65	$17.30	$19.29	$16.49

Investment operations:
Net investment income (loss) (A)	0.15		0.31	0.20	0.32	0.33	0.43
Net realized and unrealized gain (loss)	(2.43)		5.45	(1.69)	0.83	(1.79)	2.61
Total investment operations	(2.28)		5.76	(1.49)	1.15	(1.46)	3.04
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.70)		(0.13)	(0.43)	(0.28)	(0.53)	(0.20)
Net realized gains	—		—	—	(0.52)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.70)		(0.13)	(0.43)	(0.80)	(0.53)	(0.24)

Net asset value, end of period/year	$18.38		$21.36	$15.73	$17.65	$17.30	$19.29
Total return (B)	(11.01	)%(C)	36.70%	(8.77)%	7.28%	(7.82)%	18.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,925		$111,299	$147,674	$153,300	$202,462	$274,610
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36	%(D)	1.40%	1.30%	1.28%	1.23%	1.20%
Including waiver and/or reimbursement and recapture	1.25	%(D)	1.25%	1.25%	1.25%	1.22%	1.20%
Net investment income (loss) to average net assets	1.49	%(D)	1.52%	1.22%	1.94%	1.74%	2.43%
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$21.00		$15.46	$17.34	$16.97	$18.97	$16.22

Investment operations:
Net investment income (loss) (A)	0.06		0.18	0.07	0.19	0.21	0.29
Net realized and unrealized gain (loss)	(2.38)		5.36	(1.66)	0.83	(1.78)	2.58
Total investment operations	(2.32)		5.54	(1.59)	1.02	(1.57)	2.87
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.54)		—	(0.29)	(0.13)	(0.43)	(0.08)
Net realized gains	—		—	—	(0.52)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.54)		—	(0.29)	(0.65)	(0.43)	(0.12)

Net asset value, end of period/year	$18.14		$21.00	$15.46	$17.34	$16.97	$18.97
Total return (B)	(11.27	)%(C)	35.77%	(9.38)%	6.50%	(8.49)%	17.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,419		$30,911	$27,884	$46,960	$64,847	$72,542
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(D)	1.91%	1.96%	1.96%	1.94%	1.94%
Including waiver and/or reimbursement and recapture	1.90	%(D)	1.91%	1.96%	1.96%	1.94%	1.94%
Net investment income (loss) to average net assets	0.58	%(D)	0.88%	0.45%	1.15%	1.12%	1.64%
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$21.62		$15.95	$17.89	$17.54	$19.55	$16.73

Investment operations:
Net investment income (loss) (A)	0.17		0.40	0.26	0.39	0.42	0.50
Net realized and unrealized gain (loss)	(2.44)		5.51	(1.70)	0.83	(1.83)	2.63
Total investment operations	(2.27)		5.91	(1.44)	1.22	(1.41)	3.13
Contributions from affiliate	0.01	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.75)		(0.24)	(0.50)	(0.35)	(0.60)	(0.27)
Net realized gains	—		—	—	(0.52)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.75)		(0.24)	(0.50)	(0.87)	(0.60)	(0.31)

Net asset value, end of period/year	$18.61		$21.62	$15.95	$17.89	$17.54	$19.55
Total return	(10.80	)%(B)(C)	37.24%	(8.38)%	7.66%	(7.49)%	19.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,919,504		$2,994,603	$1,891,398	$2,210,381	$2,495,943	$2,242,175
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.85%	0.86%	0.86%	0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.85%	0.86%	0.86%	0.89%	0.89%
Net investment income (loss) to average net assets	1.73	%(D)	1.95%	1.58%	2.31%	2.17%	2.77%
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.04% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$21.65		$15.97	$17.91	$17.57	$19.58	$16.75

Investment operations:
Net investment income (loss) (A)	0.17		0.42	0.28	0.39	0.43	0.52
Net realized and unrealized gain (loss)	(2.43)		5.51	(1.70)	0.84	(1.82)	2.63
Total investment operations	(2.26)		5.93	(1.42)	1.23	(1.39)	3.15
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.77)		(0.25)	(0.52)	(0.37)	(0.62)	(0.28)
Net realized gains	—		—	—	(0.52)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.77)		(0.25)	(0.52)	(0.89)	(0.62)	(0.32)

Net asset value, end of period/year	$18.62		$21.65	$15.97	$17.91	$17.57	$19.58
Total return	(10.80	)%(B)	37.36%	(8.28)%	7.72%	(7.40)%	19.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,389,888		$1,548,574	$1,387,536	$1,910,356	$2,186,243	$2,298,782
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.75%	0.77%	0.77%	0.79%	0.79%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.75%	0.77%	0.77%	0.79%	0.79%
Net investment income (loss) to average net assets	1.72	%(C)	2.06%	1.69%	2.31%	2.21%	2.87%
Portfolio turnover rate	7	%(B)	22%	18%	13%	21%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$21.81		$16.08	$18.04	$17.68	$19.58	$17.24

Investment operations:
Net investment income (loss) (B)	0.18		0.42	0.29	0.41	0.43	0.45
Net realized and unrealized gain (loss)	(2.46)		5.56	(1.73)	0.84	(1.84)	1.89
Total investment operations	(2.28)		5.98	(1.44)	1.25	(1.41)	2.34
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.77)		(0.25)	(0.52)	(0.37)	(0.49)	—
Net realized gains	—		—	—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.77)		(0.25)	(0.52)	(0.89)	(0.49)	—

Net asset value, end of period/year	$18.76		$21.81	$16.08	$18.04	$17.68	$19.58
Total return	(10.81	)%(C)	37.42%	(8.34)%	7.78%	(7.41)%	13.57	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,297		$166,596	$204,877	$210,438	$218,378	$270,144
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.75%	0.77%	0.77%	0.79%	0.79	%(D)
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.75%	0.77%	0.77%	0.79%	0.79	%(D)
Net investment income (loss) to average net assets	1.72	%(D)	2.04%	1.74%	2.40%	2.21%	3.70	%(D)
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$21.80		$16.08	$18.03	$17.65	$19.51	$17.24

Investment operations:
Net investment income (loss) (B)	0.12		0.33	0.20	0.32	0.34	0.48
Net realized and unrealized gain (loss)	(2.46)		5.55	(1.72)	0.84	(1.83)	1.79
Total investment operations	(2.34)		5.88	(1.52)	1.16	(1.49)	2.27
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.66)		(0.16)	(0.43)	(0.26)	(0.37)	—
Net realized gains	—		—	—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.66)		(0.16)	(0.43)	(0.78)	(0.37)	—

Net asset value, end of period/year	$18.80		$21.80	$16.08	$18.03	$17.65	$19.51
Total return	(11.05	)%(C)	36.74%	(8.75)%	7.23%	(7.89)%	13.22	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,980		$31,246	$25,413	$31,770	$37,376	$45,713
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(D)	1.24%	1.26%	1.26%	1.28%	1.29	%(D)
Including waiver and/or reimbursement and recapture	1.26	%(D)	1.24%	1.26%	1.26%	1.28%	1.29	%(D)
Net investment income (loss) to average net assets	1.19	%(D)	1.57%	1.18%	1.89%	1.72%	4.08	%(D)
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$21.77		$16.06	$18.01	$17.65	$19.54	$17.24

Investment operations:
Net investment income (loss) (B)	0.13		0.37	0.24	0.36	0.38	0.48
Net realized and unrealized gain (loss)	(2.44)		5.55	(1.71)	0.83	(1.82)	1.82
Total investment operations	(2.31)		5.92	(1.47)	1.19	(1.44)	2.30
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.71)		(0.21)	(0.48)	(0.31)	(0.45)	—
Net realized gains	—		—	—	(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.71)		(0.21)	(0.48)	(0.83)	(0.45)	—

Net asset value, end of period/year	$18.75		$21.77	$16.06	$18.01	$17.65	$19.54
Total return	(10.92	)%(C)	37.05%	(8.50)%	7.44%	(7.59)%	13.34	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,644		$23,706	$17,802	$19,425	$15,775	$21,339
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	1.00%	1.02%	1.02%	1.04%	1.04	%(D)
Including waiver and/or reimbursement and recapture	1.01	%(D)	1.00%	1.02%	1.02%	1.04%	1.04	%(D)
Net investment income (loss) to average net assets	1.28	%(D)	1.76%	1.46%	2.14%	1.95%	4.04	%(D)
Portfolio turnover rate	7	%(C)	22%	18%	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$21.88		$16.13	$18.09	$17.73	$19.76	$16.90

Investment operations:
Net investment income (loss) (A)	0.18		0.43	0.28	0.41	0.46	0.56
Net realized and unrealized gain (loss)	(2.47)		5.57	(1.72)	0.84	(1.87)	2.62
Total investment operations	(2.29)		6.00	(1.44)	1.25	(1.41)	3.18
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.77)		(0.25)	(0.52)	(0.37)	(0.62)	(0.28)
Net realized gains	—		—	—	(0.52)	—	(0.04)
Total dividends and/or distributions to shareholders	(0.77)		(0.25)	(0.52)	(0.89)	(0.62)	(0.32)

Net asset value, end of period/year	$18.82		$21.88	$16.13	$18.09	$17.73	$19.76
Total return	(10.78	)%(B)	37.37%	(8.31)%	7.76%	(7.43)%	19.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$419,269		$451,687	$222,323	$255,860	$198,633	$180,679
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.75%	0.77%	0.77%	0.79%	0.79%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.75%	0.77%	0.77%	0.79%	0.79%
Net investment income (loss) to average net assets	1.79	%(C)	2.05%	1.70%	2.42%	2.35%	3.06%
Portfolio turnover rate	7	%(B)	22%	18%	13%	21%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$10.07		$7.77		$7.53	$7.85	$8.89

Investment operations:
Net investment income (loss) (B)	0.08		0.14		0.08	0.14	0.09
Net realized and unrealized gain (loss)	(1.56)		2.23		0.28	0.75	(1.13)
Total investment operations	(1.48)		2.37		0.36	0.89	(1.04)

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.07)		(0.12)	(0.11)	—
Net realized gains	(0.30)		—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.56)		(0.07)		(0.12)	(1.21)	—

Net asset value, end of period/year	$8.03		$10.07		$7.77	$7.53	$7.85
Total return (C)	(15.52	)%(D)	30.55%		4.81%	14.77%	(11.70	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$587		$530		$190	$106	$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.38	%(E)	1.42%		1.74%	1.74%	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.21	%(E)(F)	1.21	%(F)	1.20%	1.23%	1.30	%(E)
Net investment income (loss) to average net assets	1.79	%(E)	1.48%		1.11%	2.06%	1.49	%(E)
Portfolio turnover rate	16	%(D)	21%		28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$10.12		$7.79		$7.55	$7.86	$8.89

Investment operations:
Net investment income (loss) (B)	0.10		0.16		0.09	0.14	0.13
Net realized and unrealized gain (loss)	(1.57)		2.24		0.28	0.77	(1.16)
Total investment operations	(1.47)		2.40		0.37	0.91	(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.07)		(0.13)	(0.12)	—
Net realized gains	(0.30)		—		—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.57)		(0.07)		(0.13)	(1.22)	—

Net asset value, end of period/year	$8.08		$10.12		$7.79	$7.55	$7.86
Total return	(15.37	)%(C)	30.95%		4.96%	14.99%	(11.59	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32		$29		$21	$19	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(D)	1.33%		1.31%	1.43%	1.36	%(D)
Including waiver and/or reimbursement and recapture	0.96	%(D)(E)	0.91	%(E)	1.03%	1.05%	1.05	%(D)
Net investment income (loss) to average net assets	2.11	%(D)	1.59%		1.24%	1.93%	2.27	%(D)
Portfolio turnover rate	16	%(C)	21%		28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Transamerica International Focus
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.09		$7.78	$7.53	$7.87	$9.02	$7.27

Investment operations:
Net investment income (loss) (A)	0.09		0.16	0.11	0.15	0.16	0.11
Net realized and unrealized gain (loss)	(1.54)		2.24	0.29	0.76	(1.16)	1.72
Total investment operations	(1.45)		2.40	0.40	0.91	(1.00)	1.83

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.09)	(0.15)	(0.15)	(0.15)	(0.08)
Net realized gains	(0.30)		—	—	(1.10)	—	—
Total dividends and/or distributions to shareholders	(0.60)		(0.09)	(0.15)	(1.25)	(0.15)	(0.08)

Net asset value, end of period/year	$8.04		$10.09	$7.78	$7.53	$7.87	$9.02
Total return	(15.28	)%(B)	31.01%	5.34%	15.22%	(11.29)%	25.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,115,618		$1,467,721	$1,439,535	$1,162,120	$1,216,433	$1,368,414
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(C)	0.80%	0.81%	0.81%	0.87%	0.95%
Including waiver and/or reimbursement and recapture	0.81	%(C)	0.80%	0.81%	0.81%	0.87%	0.95%
Net investment income (loss) to average net assets	1.96	%(C)	1.69%	1.45%	2.20%	1.80%	1.36%
Portfolio turnover rate	16	%(B)	21%	28%	25%	119%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Focus
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$10.13		$7.81	$7.57	$7.87	$8.89

Investment operations:
Net investment income (loss) (B)	0.11		0.17	0.11	0.16	0.16
Net realized and unrealized gain (loss)	(1.57)		2.24	0.28	0.77	(1.18)
Total investment operations	(1.46)		2.41	0.39	0.93	(1.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.09)	(0.15)	(0.13)	—
Net realized gains	(0.30)		—	—	(1.10)	—
Total dividends and/or distributions to shareholders	(0.60)		(0.09)	(0.15)	(1.23)	—

Net asset value, end of period/year	$8.07		$10.13	$7.81	$7.57	$7.87
Total return	(15.32	)%(C)	31.02%	5.19%	15.35%	(11.47	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,780		$14	$11	$10	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.80%	0.81%	0.80%	0.83	%(D)
Including waiver and/or reimbursement and recapture	0.81	%(D)(E)	0.80%	0.81%	0.80%	0.83	%(D)
Net investment income (loss) to average net assets	2.41	%(D)	1.71%	1.46%	2.26%	2.72	%(D)
Portfolio turnover rate	16	%(C)	21%	28%	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.30		$11.94	$12.60	$12.44	$13.67	$11.39

Investment operations:
Net investment income (loss) (A)	0.11		0.28	0.13	0.24	0.27	0.18
Net realized and unrealized gain (loss)	(2.99)		4.23	(0.51)	0.83	(1.08)	2.42
Total investment operations	(2.88)		4.51	(0.38)	1.07	(0.81)	2.60
Contributions from affiliate	0.01	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.41)		(0.15)	(0.28)	(0.22)	(0.42)	(0.24)
Net realized gains	(0.17)		—	—	(0.69)	—	(0.08)
Total dividends and/or distributions to shareholders	(0.58)		(0.15)	(0.28)	(0.91)	(0.42)	(0.32)

Net asset value, end of period/year	$12.85		$16.30	$11.94	$12.60	$12.44	$13.67
Total return	(18.11	)%(B)(C)	37.93%	(3.21)%	9.84%	(6.20)%	23.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$263,456		$348,810	$232,368	$105,692	$291,455	$326,445
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(D)	1.09%	1.11%	1.10%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.09%	1.11%	1.10%	1.12%	1.12%
Net investment income (loss) to average net assets	1.54	%(D)	1.82%	1.09%	2.07%	1.92%	1.48%
Portfolio turnover rate	5	%(C)	14%	30%	18%	20%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.06% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.34		$11.96	$12.63	$12.47	$13.70	$11.42

Investment operations:
Net investment income (loss) (A)	0.12		0.30	0.12	0.24	0.27	0.19
Net realized and unrealized gain (loss)	(3.00)		4.24	(0.49)	0.85	(1.07)	2.42
Total investment operations	(2.88)		4.54	(0.37)	1.09	(0.80)	2.61
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.16)	(0.30)	(0.24)	(0.43)	(0.25)
Net realized gains	(0.17)		—	—	(0.69)	—	(0.08)
Total dividends and/or distributions to shareholders	(0.60)		(0.16)	(0.30)	(0.93)	(0.43)	(0.33)

Net asset value, end of period/year	$12.86		$16.34	$11.96	$12.63	$12.47	$13.70
Total return	(18.18	)%(B)	38.13%	(3.15)%	9.97%	(6.11)%	23.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$387,762		$489,410	$282,379	$460,442	$439,922	$525,571
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(C)	0.99%	1.01%	1.00%	1.02%	1.02%
Including waiver and/or reimbursement and recapture	1.00	%(C)	0.99%	1.01%	1.00%	1.02%	1.02%
Net investment income (loss) to average net assets	1.67	%(C)	1.92%	1.04%	2.05%	1.95%	1.56%
Portfolio turnover rate	5	%(B)	14%	30%	18%	20%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$11.77		$8.62	$9.60	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.23	0.14	0.18	(0.01)
Net realized and unrealized gain (loss)	(1.13)		3.03	(1.12)	0.24	(0.80)
Total investment operations	(0.92)		3.26	(0.98)	0.42	(0.81)
Contributions from affiliate	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.11)	—	(0.01)	—
Net realized gains	(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.93)		(0.11)	—	(0.01)	—

Net asset value, end of period/year	$9.92		$11.77	$8.62	$9.60	$9.19
Total return (C)	(8.39	)%(D)	38.12%	(10.21)%	4.59%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$789		$780	$473	$498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.14	%(F)	1.14%	1.20%	3.11%	14.60	%(F)
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%	1.25%	1.24%	1.25	%(F)
Net investment income (loss) to average net assets	3.88	%(F)	2.04%	1.60%	1.95%	(0.74	)%(F)
Portfolio turnover rate	28	%(D)	52%	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$11.83		$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.25	0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.12)		3.07	(1.13)	0.24	(0.81)
Total investment operations	(0.91)		3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	0.02	(D)	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.33)		(0.14)	(0.01)	(0.01)	—
Net realized gains	(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.96)		(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$9.98		$11.83	$8.65	$9.62	$9.19
Total return	(8.10	)%(D)(E)	38.63%	(9.98)%	4.81%	(8.10	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$570		$608	$439	$501	$459
Expenses to average net assets(F)
Excluding waiver and/or reimbursement and recapture	0.93	%(G)	0.96%	1.03%	2.95%	14.44	%(G)
Including waiver and/or reimbursement and recapture	1.00	%(G)	1.00%	1.00%	0.99%	1.00	%(G)
Net investment income (loss) to average net assets	4.00	%(G)	2.25%	1.83%	2.21%	(0.49	)%(G)
Portfolio turnover rate	28	%(E)	52%	49%	35%	2	%(E)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.02 to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$11.83		$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.22		0.26	0.17	0.11	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.12)		3.06	(1.13)	0.33	(0.81)
Total investment operations	(0.90)		3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.14)	(0.01)	(0.01)	—
Net realized gains	(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.97)		(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$9.96		$11.83	$8.65	$9.62	$9.19
Total return	(8.20	)%(D)	38.64%	(9.98)%	4.81%	(8.10	)% (D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,500		$136,492	$106,120	$76,498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.85%	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.83	%(F)	0.93%	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	4.01	%(F)	2.31%	1.89%	1.24%	(0.49	)%(F)
Portfolio turnover rate	28	%(D)	52%	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Stock
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$11.83		$8.65	$9.62	$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.25		0.25	0.17	0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.16)		3.07	(1.13)	0.24	(0.81)
Total investment operations	(0.91)		3.32	(0.96)	0.44	(0.81)
Contributions from affiliate	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.14)	(0.01)	(0.01)	—
Net realized gains	(0.63)		—	—	—	—
Total dividends and/or distributions to shareholders	(0.97)		(0.14)	(0.01)	(0.01)	—

Net asset value, end of period/year	$9.95		$11.83	$8.65	$9.62	$9.19
Total return	(8.24	)%(D)	38.63%	(9.98)%	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,721		$601	$434	$482	$460
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.86%	0.93%	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.94	%(F)	0.96%	1.00%	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	4.73	%(F)	2.28%	1.85%	2.20%	(0.50	)%(F)
Portfolio turnover rate	28	%(D)	52%	49%	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.07		$9.10		$10.97		$12.09		$13.56	$12.36

Investment operations:
Net investment income (loss) (A)	0.05		0.09		0.19		0.19		0.14	0.14
Net realized and unrealized gain (loss)	(0.84)		4.98		(1.57)		(0.02	)(B)	(0.04)	2.28
Total investment operations	(0.79)		5.07		(1.38)		0.17		0.10	2.42
Contributions from affiliate	—		—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.10)		(0.18)		(0.19)		(0.12)	(0.17)
Net realized gains	(0.23)		—		(0.31)		(1.10)		(1.45)	(1.05)
Total dividends and/or distributions to shareholders	(0.29)		(0.10)		(0.49)		(1.29)		(1.57)	(1.22)

Net asset value, end of period/year	$12.99		$14.07		$9.10		$10.97		$12.09	$13.56
Total return (C)	(5.74	)%(D)	55.91%		(13.06)%		2.51%		0.56%	20.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,801		$82,859		$50,011		$81,213		$95,523	$103,851
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(E)	0.99%		1.07%		1.08%		1.08%	1.06%
Including waiver and/or reimbursement and recapture	0.97	%(E)	0.99	%(F)	1.07	%(F)	1.08%		1.08%	1.06%
Net investment income (loss) to average net assets	0.67	%(E)	0.76%		1.93%		1.69%		1.06%	1.11%
Portfolio turnover rate	13	%(D)	127%		184%		162%		139%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.95		$9.05		$10.90		$12.01		$13.48	$12.31

Investment operations:
Net investment income (loss) (A)	(0.01)		0.00	(B)	0.12		0.11		0.04	0.04
Net realized and unrealized gain (loss)	(0.82)		4.94		(1.57)		(0.02	)(C)	(0.02)	2.27
Total investment operations	(0.83)		4.94		(1.45)		0.09		0.02	2.31
Contributions from affiliate	—		—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.04)		(0.09)		(0.10)		(0.04)	(0.09)
Net realized gains	(0.23)		—		(0.31)		(1.10)		(1.45)	(1.05)
Total dividends and/or distributions to shareholders	(0.24)		(0.04)		(0.40)		(1.20)		(1.49)	(1.14)

Net asset value, end of period/year	$12.88		$13.95		$9.05		$10.90		$12.01	$13.48
Total return (D)	(6.06	)%(E)	54.71%		(13.77)%		1.81%		(0.16)%	19.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,795		$19,204		$14,804		$38,234		$49,839	$49,014
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(F)	1.76%		1.83%		1.82%		1.80%	1.79%
Including waiver and/or reimbursement and recapture	1.74	%(F)	1.76	%(G)	1.83	%(G)	1.82%		1.80%	1.79%
Net investment income (loss) to average net assets	(0.09	)%(F)	0.02%		1.21%		0.96%		0.33%	0.30%
Portfolio turnover rate	13	%(E)	127%		184%		162%		139%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.19		$9.17		$11.05		$12.16		$13.64	$12.43

Investment operations:
Net investment income (loss) (A)	0.07		0.14		0.24		0.23		0.17	0.15
Net realized and unrealized gain (loss)	(0.84)		5.01		(1.59)		(0.02	)(B)	(0.04)	2.31
Total investment operations	(0.77)		5.15		(1.35)		0.21		0.13	2.46
Contributions from affiliate	0.01	(C)	—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.13)		(0.22)		(0.22)		(0.16)	(0.20)
Net realized gains	(0.23)		—		(0.31)		(1.10)		(1.45)	(1.05)
Total dividends and/or distributions to shareholders	(0.31)		(0.13)		(0.53)		(1.32)		(1.61)	(1.25)

Net asset value, end of period/year	$13.12		$14.19		$9.17		$11.05		$12.16	$13.64
Total return	(5.50	)%(C)(D)	56.42%		(12.67)%		2.88%		0.78%	20.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,400		$108,943		$72,131		$251,629		$375,161	$245,508
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.72%		0.77%		0.79%		0.80%	0.79%
Including waiver and/or reimbursement and recapture	0.63	%(E)(F)(G)	0.63	%(G)	0.68	%(G)	0.77	%(G)	0.80%	0.79%
Net investment income (loss) to average net assets	1.02	%(E)	1.16%		2.38%		2.02%		1.31%	1.17%
Portfolio turnover rate	13	%(D)	127%		184%		162%		139%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.07% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(G)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.16		$9.16	$11.04		$12.16		$13.63	$12.42

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.21		0.23		0.19	0.19
Net realized and unrealized gain (loss)	(0.84)		5.00	(1.56)		(0.02	)(B)	(0.03)	2.28
Total investment operations	(0.77)		5.14	(1.35)		0.21		0.16	2.47
Contributions from affiliate	—		—	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)	(0.22)		(0.23)		(0.18)	(0.21)
Net realized gains	(0.23)		—	(0.31)		(1.10)		(1.45)	(1.05)
Total dividends and/or distributions to shareholders	(0.31)		(0.14)	(0.53)		(1.33)		(1.63)	(1.26)

Net asset value, end of period/year	$13.08		$14.16	$9.16		$11.04		$12.16	$13.63
Total return	(5.54	)%(C)	56.43%	(12.66)%		2.90%		0.96%	20.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,125,897		$2,294,601	$1,454,992		$1,523,734		$1,664,184	$1,899,205
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.62%	0.66%		0.69%		0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.62	%(D)	0.61%	0.66	%(E)	0.69%		0.69%	0.69%
Net investment income (loss) to average net assets	1.03	%(D)	1.12%	2.23%		2.06%		1.46%	1.44%
Portfolio turnover rate	13	%(C)	127%	184%		162%		139%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.16		$9.16		$11.04		$12.16		$13.63	$12.42

Investment operations:
Net investment income (loss) (A)	0.07		0.15		0.22		0.23		0.18	0.17
Net realized and unrealized gain (loss)	(0.84)		4.99		(1.57)		(0.02	)(B)	(0.02)	2.30
Total investment operations	(0.77)		5.14		(1.35)		0.21		0.16	2.47
Contributions from affiliate	—		—		—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)		(0.22)		(0.23)		(0.18)	(0.21)
Net realized gains	(0.23)		—		(0.31)		(1.10)		(1.45)	(1.05)
Total dividends and/or distributions to shareholders	(0.31)		(0.14)		(0.53)		(1.33)		(1.63)	(1.26)

Net asset value, end of period/year	$13.08		$14.16		$9.16		$11.04		$12.16	$13.63
Total return	(5.54	)%(C)	56.42%		(12.66)%		2.90%		0.96%	20.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,388		$24,977		$25,121		$30,426		$27,069	$16,356
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.62%		0.66%		0.69%		0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.62	%(D)	0.62	%(E)	0.66	%(E)	0.69%		0.69%	0.69%
Net investment income (loss) to average net assets	1.00	%(D)	1.23%		2.30%		2.06%		1.42%	1.29%
Portfolio turnover rate	13	%(C)	127%		184%		162%		139%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.68		$10.52		$9.95		$11.12		$11.02		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.13		0.14		0.16		0.14		0.09
Net realized and unrealized gain (loss)	(0.96)		4.06		0.60		0.64		0.55		1.01
Total investment operations	(0.90)		4.19		0.74		0.80		0.69		1.10

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.13)		(0.17)		(0.16)		(0.14)		(0.08)
Net realized gains	(1.94)		(0.90)		(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(2.00)		(1.03)		(0.17)		(1.97)		(0.59)		(0.08)

Net asset value, end of period/year	$10.78		$13.68		$10.52		$9.95		$11.12		$11.02
Total return	(7.92	)%(D)	42.24%		7.62%		10.53%		6.20%		11.09	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$120,162		$136,168		$109,142		$191,543		$189,483		$200,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53	%(E)(F)	0.51	%(F)	0.52	%(F)	0.51	%(F)	0.66	%(F)	0.72	%(E)
Including waiver and/or reimbursement and recapture	0.53	%(E)(F)	0.51	%(F)	0.52	%(F)	0.57	%(F)	0.64	%(F)	0.64	%(E)
Net investment income (loss) to average net assets	0.96	%(E)	1.03%		1.41%		1.63%		1.24%		1.32	%(E)
Portfolio turnover rate	40	%(D)	82%		83%		82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.68		$10.52		$9.95		$11.11		$11.01		$10.00

Investment operations:
Net investment income (loss) (B)	0.03		0.07		0.09		0.11		0.08		0.05
Net realized and unrealized gain (loss)	(0.95)		4.06		0.60		0.65		0.55		1.01
Total investment operations	(0.92)		4.13		0.69		0.76		0.63		1.06

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.12)		(0.11)		(0.08)		(0.05)
Net realized gains	(1.94)		(0.90)		(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(1.97)		(0.97)		(0.12)		(1.92)		(0.53)		(0.05)

Net asset value, end of period/year	$10.79		$13.68		$10.52		$9.95		$11.11		$11.01
Total return	(8.15	)%(D)	41.64%		7.05%		10.05%		5.67%		10.68	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,989		$66,418		$55,318		$61,472		$72,764		$76,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.01	%(F)	1.02	%(F)	1.01	%(F)	1.15	%(F)	1.22	%(E)
Including waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.01	%(F)	1.02	%(F)	1.06	%(F)	1.14	%(F)	1.14	%(E)
Net investment income (loss) to average net assets	0.47	%(E)	0.54%		0.91%		1.15%		0.74%		0.82	%(E)
Portfolio turnover rate	40	%(D)	82%		83%		82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$13.68		$10.52		$9.95		$11.12		$11.01		$9.52		$8.98

Investment operations:
Net investment income (loss) (D)	0.04		0.10		0.12		0.13		0.12		0.09		0.15
Net realized and unrealized gain (loss)	(0.96)		4.06		0.59		0.64		0.55		1.50		0.54
Total investment operations	(0.92)		4.16		0.71		0.77		0.67		1.59		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.10)		(0.14)		(0.13)		(0.11)		(0.10)		(0.15)
Net realized gains	(1.94)		(0.90)		(0.00	)(E)	(1.81)		(0.45)		—		—
Total dividends and/or distributions to shareholders	(1.98)		(1.00)		(0.14)		(1.94)		(0.56)		(0.10)		(0.15)

Net asset value, end of period/year	$10.78		$13.68		$10.52		$9.95		$11.12		$11.01		$9.52
Total return	(8.04	)%(F)	41.88%		7.31%		10.15%		6.00%		16.72	%(F)	7.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,583		$2,800		$2,045		$5,039		$5,386		$11,636		$10,633
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.76	%(H)	0.78	%(H)	0.76	%(H)	0.91	%(H)	1.05	%(G)	1.34%
Including waiver and/or reimbursement and recapture	0.78	%(G)(H)	0.76	%(H)	0.78	%(H)	0.88	%(H)	0.89	%(H)	0.90	%(G)	0.90	%(I)
Net investment income (loss) to average net assets	0.71	%(G)	0.77%		1.20%		1.33%		1.01%		1.10	%(G)	1.65%
Portfolio turnover rate	40	%(F)	82%		83%		82%		130%		41	%(F)	47%

(A)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(B)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization.
(C)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$20.56		$17.03	$13.09	$12.45	$11.72	$10.00

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.07)	(0.04)	0.01	0.03	0.03
Net realized and unrealized gain (loss)	(6.24)		6.42	6.45	1.66	1.22	1.72
Total investment operations	(6.27)		6.35	6.41	1.67	1.25	1.75

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)	(0.07)	(0.03)
Net realized gains	(3.81)		(2.82)	(2.47)	(1.02)	(0.45)	—
Total dividends and/or distributions to shareholders	(3.81)		(2.82)	(2.47)	(1.03)	(0.52)	(0.03)

Net asset value, end of period/year	$10.48		$20.56	$17.03	$13.09	$12.45	$11.72
Total return	(36.40	)%(C)	39.76%	57.90%	15.57%	10.94%	17.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$601,372		$971,642	$769,670	$640,098	$622,541	$666,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.69%	0.70%	0.70%	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.69%	0.69%	0.65%	0.65	%(D)
Net investment income (loss) to average net assets	(0.39	)%(D)	(0.36)%	(0.31)%	0.10%	0.20%	0.40	%(D)
Portfolio turnover rate	33	%(C)	48%	39%	63%	34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$20.13		$16.79	$13.00	$12.41		$11.71	$10.00

Investment operations:
Net investment income (loss) (B)	(0.06)		(0.16)	(0.11)	(0.05)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	(6.07)		6.32	6.37	1.66		1.23	1.72
Total investment operations	(6.13)		6.16	6.26	1.61		1.19	1.71

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—		(0.04)	—
Net realized gains	(3.81)		(2.82)	(2.47)	(1.02)		(0.45)	—
Total dividends and/or distributions to shareholders	(3.81)		(2.82)	(2.47)	(1.02)		(0.49)	—

Net asset value, end of period/year	$10.19		$20.13	$16.79	$13.00		$12.41	$11.71
Total return	(36.50	)%(C)	39.11%	57.02%	15.06%		10.39%	17.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,746		$200,390	$161,089	$118,346		$140,192	$146,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(D)	1.18%	1.19%	1.19%		1.19%	1.22	%(D)
Including waiver and/or reimbursement and recapture	1.19	%(D)	1.18%	1.19%	1.19	%(E)	1.15%	1.22	%(D)
Net investment income (loss) to average net assets	(0.89	)%(D)	(0.86)%	(0.81)%	(0.38)%		(0.30)%	(0.10	)%(D)
Portfolio turnover rate	33	%(C)	48%	39%	63%		34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$20.40		$16.94	$13.06	$12.44	$11.72	$9.14		$9.08

Investment operations:
Net investment income (loss) (D)	(0.04)		(0.11)	(0.07)	(0.01)	(0.01)	0.01		0.01
Net realized and unrealized gain (loss)	(6.18)		6.39	6.42	1.65	1.23	2.58		0.06
Total investment operations	(6.22)		6.28	6.35	1.64	1.22	2.59		0.07

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.05)	(0.01)		(0.01)
Net realized gains	(3.81)		(2.82)	(2.47)	(1.02)	(0.45)	—		—
Total dividends and/or distributions to shareholders	(3.81)		(2.82)	(2.47)	(1.02)	(0.50)	(0.01)		(0.01)

Net asset value, end of period/year	$10.37		$20.40	$16.94	$13.06	$12.44	$11.72		$9.14
Total return	(36.45	)%(E)	39.52%	57.53%	15.29%	10.68%	28.42	%(E)	0.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,591		$64,361	$49,984	$34,955	$37,269	$38,038		$82,546
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(F)	0.94%	0.94%	0.95%	0.95%	0.99	%(F)	1.01%
Including waiver and/or reimbursement and recapture	0.90	%(F)	0.90%	0.90%	0.90%	0.90%	0.90	%(F)	0.88	%(G)
Net investment income (loss) to average net assets	(0.60	)%(F)	(0.58)%	(0.52)%	(0.10)%	(0.04)%	0.14	%(F)	0.15%
Portfolio turnover rate	33	%(E)	48%	39%	63%	34%	21	%(E)	36%

(A)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Large Growth
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021 (A)
Net asset value, beginning of period	$20.55		$17.92

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	(6.23)		2.67
Total investment operations	(6.26)		2.63

Dividends and/or distributions to shareholders:
Net realized gains	(3.81)		—

Net asset value, end of period	$10.48		$20.55
Total return	(36.39	)%(C)	14.73	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$20,508		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.69	%(D)
Including waiver and/or reimbursement and recapture	0.70	%(D)	0.69	%(D)
Net investment income (loss) to average net assets	(0.44	)%(D)	(0.45	)%(D)
Portfolio turnover rate	33	%(C)	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.49		$8.16		$9.32		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.21		0.21		0.22		0.18		0.08
Net realized and unrealized gain (loss)	(0.12)		3.33		(1.09)		0.28		0.21		0.71
Total investment operations	(0.02)		3.54		(0.88)		0.50		0.39		0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.23)		(0.22)		(0.17)		(0.08)
Net realized gains	(1.61)		—		(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(1.72)		(0.21)		(0.28)		(1.93)		(0.35)		(0.08)

Net asset value, end of period/year	$9.75		$11.49		$8.16		$9.32		$10.75		$10.71
Total return	(0.58	)%(C)	43.70%		(9.67)%		7.58%		3.60%		7.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$280,446		$313,063		$254,111		$438,107		$458,786		$520,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.49	%(E)	0.50	%(E)	0.49	%(E)	0.52	%(E)	0.57	%(D)
Including waiver and/or reimbursement and recapture	0.50	%(D)(E)	0.49	%(E)(F)	0.50	%(E)(F)	0.50	%(E)	0.49	%(E)	0.49	%(D)
Net investment income (loss) to average net assets	1.87	%(D)	2.04%		2.36%		2.38%		1.64%		1.69	%(D)
Portfolio turnover rate	61	%(C)	117%		116%		118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$11.50		$8.17		$9.33		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.16		0.16		0.18		0.13		0.08
Net realized and unrealized gain (loss)	(0.12)		3.33		(1.09)		0.28		0.21		0.69
Total investment operations	(0.05)		3.49		(0.93)		0.46		0.34		0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.18)		(0.17)		(0.12)		(0.06)
Net realized gains	(1.61)		—		(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(1.69)		(0.16)		(0.23)		(1.88)		(0.30)		(0.06)

Net asset value, end of period/year	$9.76		$11.50		$8.17		$9.33		$10.75		$10.71
Total return	(0.84	)%(C)	42.93%		(10.05)%		6.97%		3.08%		7.69	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,752		$70,159		$56,104		$73,596		$103,701		$113,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)(E)	0.98	%(E)	0.99	%(E)	0.99	%(E)	1.01	%(E)	1.06	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)(E)(F)	1.00	%(E)	1.00	%(E)	1.00	%(E)	0.99	%(E)	0.99	%(D)
Net investment income (loss) to average net assets	1.37	%(D)	1.53%		1.89%		1.91%		1.14%		1.36	%(D)
Portfolio turnover rate	61	%(C)	117%		116%		118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$11.51		$8.17		$9.33		$10.75		$10.71		$9.84		$9.18

Investment operations:
Net investment income (loss) (D)	0.08		0.19		0.19		0.20		0.15		0.14		0.16
Net realized and unrealized gain (loss)	(0.12)		3.34		(1.10)		0.29		0.21		0.85		0.67
Total investment operations	(0.04)		3.53		(0.91)		0.49		0.36		0.99		0.83

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.20)		(0.20)		(0.14)		(0.12)		(0.17)
Net realized gains	(1.61)		—		(0.05)		(1.71)		(0.18)		—		—
Total dividends and/or distributions to shareholders	(1.70)		(0.19)		(0.25)		(1.91)		(0.32)		(0.12)		(0.17)

Net asset value, end of period/year	$9.77		$11.51		$8.17		$9.33		$10.75		$10.71		$9.84
Total return	(0.71	)%(E)	43.42%		(9.81)%		7.31%		3.32%		9.99	%(E)	9.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,947		$10,065		$19,376		$38,170		$36,445		$53,449		$99,292
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.74	%(G)	0.75	%(G)	0.74	%(G)	0.77	%(G)	0.83	%(F)	0.84%
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)(H)	0.75	%(G)	0.75	%(G)(H)	0.75	%(G)	0.74	%(G)	0.74	%(F)	0.74	%(I)
Net investment income (loss) to average net assets	1.62	%(F)	1.83%		2.13%		2.14%		1.39%		1.35	%(F)	1.80%
Portfolio turnover rate	61	%(E)	117%		116%		118%		137%		33	%(E)	48%

(A)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$15.14		$11.91	$10.33	$12.98	$14.14		$13.12

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.11)	(0.07)	(0.06)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	(3.48)		3.98	1.83	1.58	(0.91	)(C)	1.03
Total investment operations	(3.51)		3.87	1.76	1.52	(0.92)		1.02
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)	(0.01)		—
Net realized gains	(4.35)		(0.64)	(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(4.35)		(0.64)	(0.18)	(4.17)	(0.24)		—

Net asset value, end of period/year	$7.28		$15.14	$11.91	$10.33	$12.98		$14.14
Total return (D)	(29.83	)%(E)	33.21%	17.25%	23.15%	(6.88)%		7.77	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,359		$16,740	$12,670	$11,984	$8,997		$9,903
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.17%	1.19%	1.31%	1.28%		1.30	%(F)
Including waiver and/or reimbursement and recapture	1.21	%(F)	1.17%	1.19%	1.20%	1.10%		1.30	%(F)
Net investment income (loss) to average net assets	(0.72	)%(F)	(0.79)%	(0.68)%	(0.62)%	(0.04)%		(0.10	)%(F)
Portfolio turnover rate	38	%(E)	99%	91%	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$14.01		$11.14	$9.74	$12.55	$13.77		$12.84

Investment operations:
Net investment income (loss) (B)	(0.07)		(0.20)	(0.14)	(0.12)	(0.11)		(0.07)
Net realized and unrealized gain (loss)	(3.14)		3.71	1.72	1.47	(0.88	)(C)	1.00
Total investment operations	(3.21)		3.51	1.58	1.35	(0.99)		0.93
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net realized gains	(4.35)		(0.64)	(0.18)	(4.16)	(0.23)		—

Net asset value, end of period/year	$6.45		$14.01	$11.14	$9.74	$12.55		$13.77
Total return (D)	(30.18	)%(E)	32.24%	16.43%	22.29%	(7.58)%		7.24	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$571		$1,659	$1,341	$1,370	$1,268		$1,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.02	%(F)	1.90%	1.94%	2.06%	2.05%		2.05	%(F)
Including waiver and/or reimbursement and recapture	1.98	%(F)	1.90%	1.94%	1.93%	1.85%		2.05	%(F)
Net investment income (loss) to average net assets	(1.52	)%(F)	(1.52)%	(1.43)%	(1.34)%	(0.79)%		(0.85	)%(F)
Portfolio turnover rate	38	%(E)	99%	91%	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$15.44		$12.10	$10.46	$13.09	$14.27		$13.21

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.07)	(0.04)	(0.03)	0.03		0.02
Net realized and unrealized gain (loss)	(3.57)		4.05	1.86	1.60	(0.93	)(C)	1.04
Total investment operations	(3.59)		3.98	1.82	1.57	(0.90)		1.06
Contributions from affiliate	0.01	(D)	—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.04)	(0.05)		—
Net realized gains	(4.35)		(0.64)	(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(4.35)		(0.64)	(0.18)	(4.20)	(0.28)		—

Net asset value, end of period/year	$7.51		$15.44	$12.10	$10.46	$13.09		$14.27
Total return	(29.64	)%(D)(E)	33.62%	17.61%	23.45%	(6.64)%		8.02	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,865		$2,417	$1,488	$769	$664		$664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.88%	1.00%	0.99%		0.98	%(F)
Including waiver and/or reimbursement and recapture	0.88	%(F)	0.87%	0.88%	0.90%	0.85%		0.98	%(F)
Net investment income (loss) to average net assets	(0.39	)%(F)	(0.50)%	(0.38)%	(0.32)%	0.20%		0.22	%(F)
Portfolio turnover rate	38	%(E)	99%	91%	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.09% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$15.58		$12.19	$10.53		$13.10	$14.31		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.05)	(0.03)		(0.04)	0.07		0.03
Net realized and unrealized gain (loss)	(3.62)		4.08	1.87		1.63	(0.99	)(C)	1.04
Total investment operations	(3.63)		4.03	1.84		1.59	(0.92)		1.07
Contributions from affiliate	—		—	—		—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	(0.06)		—
Net realized gains	(4.35)		(0.64)	(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(4.35)		(0.64)	(0.18)		(4.16)	(0.29)		—

Net asset value, end of period/year	$7.60		$15.58	$12.19		$10.53	$13.10		$14.31
Total return	(29.72	)%(D)	33.79%	17.69%		23.34%	(6.60)%		8.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$252,075		$302,016	$391,784		$156,858	$9		$155,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.76%	0.77%		0.88%	0.86%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.76%	0.77	%(F)	0.85%	0.74%		0.87	%(E)
Net investment income (loss) to average net assets	(0.27	)%(E)	(0.37)%	(0.29)%		(0.41)%	0.45%		0.35	%(E)
Portfolio turnover rate	38	%(D)	99%	91%		136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$15.56		$12.17		$10.51	$13.14	$14.32		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.05)		(0.03)	(0.03)	0.05		0.04
Net realized and unrealized gain (loss)	(3.62)		4.08		1.87	1.61	(0.95	)(C)	1.04
Total investment operations	(3.63)		4.03		1.84	1.58	(0.90)		1.08
Contributions from affiliate	—		—		—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—		—	(0.05)	(0.05)		—
Net realized gains	(4.35)		(0.64)		(0.18)	(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(4.35)		(0.64)		(0.18)	(4.21)	(0.28)		—

Net asset value, end of period/year	$7.58		$15.56		$12.17	$10.51	$13.14		$14.32
Total return	(29.73	)%(D)	33.64%		17.71%	23.41%	(6.49)%		8.16	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,624		$36,970		$35,975	$38,275	$36,797		$48,330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.76%		0.76%	0.88%	0.87%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.76	%(F)	0.78%	0.84%	0.75%		0.75	%(E)
Net investment income (loss) to average net assets	(0.29	)%(E)	(0.38)%		(0.27)%	(0.27)%	0.32%		0.50	%(E)
Portfolio turnover rate	38	%(D)	99%		91%	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$15.29		$12.03	$10.45	$13.08	$14.26		$13.24

Investment operations:
Net investment income (loss) (B)	(0.04)		(0.12)	(0.09)	(0.07)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	(3.52)		4.02	1.85	1.60	(0.92	)(C)	1.03
Total investment operations	(3.56)		3.90	1.76	1.53	(0.95)		1.02
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net realized gains	(4.35)		(0.64)	(0.18)	(4.16)	(0.23)		—

Net asset value, end of period/year	$7.38		$15.29	$12.03	$10.45	$13.08		$14.26
Total return	(29.86	)%(D)	33.13%	17.05%	22.79%	(6.89)%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,134		$25,582	$22,527	$20,748	$19,711		$26,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(E)	1.25%	1.26%	1.37%	1.37%		1.37	%(E)
Including waiver and/or reimbursement and recapture	1.28	%(E)	1.25%	1.32%	1.35%	1.27%		1.35	%(E)
Net investment income (loss) to average net assets	(0.78	)%(E)	(0.88)%	(0.81)%	(0.76)%	(0.19)%		(0.16	)%(E)
Portfolio turnover rate	38	%(D)	99%	91%	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$15.53		$12.17	$10.53	$13.13	$14.30		$12.70		$12.50

Investment operations:
Net investment income (loss) (D)	(0.02)		(0.08)	(0.05)	(0.03)	0.02		0.01		(0.01)
Net realized and unrealized gain (loss)	(3.60)		4.08	1.87	1.60	(0.95	)(E)	1.92		1.48
Total investment operations	(3.62)		4.00	1.82	1.57	(0.93)		1.93		1.47
Contributions from affiliate	—		—	—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)	(0.01)		—		—
Net realized gains	(4.35)		(0.64)	(0.18)	(4.16)	(0.23)		(0.33)		(1.27)
Total dividends and/or distributions to shareholders	(4.35)		(0.64)	(0.18)	(4.17)	(0.24)		(0.33)		(1.27)

Net asset value, end of period/year	$7.56		$15.53	$12.17	$10.53	$13.13		$14.30		$12.70
Total return	(29.78	)%(F)	33.59%	17.50%	23.05%	(6.64)%		15.34	%(F)	12.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$140		$192	$334	$357	$4,709		$10,232		$16,767
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(G)	1.01%	1.01%	1.13%	1.12%		1.20	%(G)	1.36%
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95%	0.95%	0.95%	0.95%		0.98	%(G)(H)	0.95	%(I)
Net investment income (loss) to average net assets	(0.45	)%(G)	(0.54)%	(0.43)%	(0.32)%	0.17%		0.13	%(G)	(0.09)%
Portfolio turnover rate	38	%(F)	99%	91%	136%	61%		30	%(F)	79%

(A)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021 (A)
Net asset value, beginning of period	$15.55		$13.87

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.03)
Net realized and unrealized gain (loss)	(3.60)		1.71
Total investment operations	(3.61)		1.68
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net realized gains	(4.35)		—

Net asset value, end of period	$7.59		$15.55
Total return	(29.66	)%(C)	12.11	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$7,519		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.76	%(D)
Including waiver and/or reimbursement and recapture	0.78	%(D)	0.76	%(D)
Net investment income (loss) to average net assets	(0.31	)%(D)	(0.53	)%(D)
Portfolio turnover rate	38	%(C)	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.72		$10.05	$11.63	$11.53	$11.86	$11.80

Investment operations:
Net investment income (loss) (A)	0.03		0.01	0.09	0.11	0.09	0.07
Net realized and unrealized gain (loss)	0.06		4.73	(1.29)	0.83	0.50	0.95
Total investment operations	0.09		4.74	(1.20)	0.94	0.59	1.02
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.07)	(0.04)	(0.11)	(0.09)	(0.12)
Net realized gains	(3.27)		—	(0.34)	(0.73)	(0.83)	(0.84)
Total dividends and/or distributions to shareholders	(3.29)		(0.07)	(0.38)	(0.84)	(0.92)	(0.96)

Net asset value, end of period/year	$11.52		$14.72	$10.05	$11.63	$11.53	$11.86
Total return (B)	0.65	%(C)	47.42%	(10.80)%	9.64%	4.75%	8.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,067		$27,613	$14,788	$22,143	$108,568	$116,047
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(D)	1.19%	1.31%	1.33%	1.25%	1.09%
Including waiver and/or reimbursement and recapture	1.20	%(D)	1.20%	1.20%	1.11%	1.05%	1.09%
Net investment income (loss) to average net assets	0.54	%(D)	0.06%	0.86%	1.01%	0.78%	0.57%
Portfolio turnover rate	34	%(C)	54%	82%	77%	85%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.45		$9.87	$11.48	$11.35		$11.71	$11.70

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.07)	0.02	(0.00	)(B)	0.01	(0.03)
Net realized and unrealized gain (loss)	0.06		4.65	(1.28)	0.88		0.48	0.95
Total investment operations	0.05		4.58	(1.26)	0.88		0.49	0.92
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.01)	(0.02)		(0.02)	(0.07)
Net realized gains	(3.27)		—	(0.34)	(0.73)		(0.83)	(0.84)
Total dividends and/or distributions to shareholders	(3.27)		—	(0.35)	(0.75)		(0.85)	(0.91)

Net asset value, end of period/year	$11.23		$14.45	$9.87	$11.48		$11.35	$11.71
Total return (C)	0.34	%(D)	46.40%	(11.43)%	9.00%		4.00%	7.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,393		$17,471	$13,167	$19,808		$17,476	$17,808
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.86	%(E)	1.85%	1.91%	1.89%		1.88%	1.89%
Including waiver and/or reimbursement and recapture	1.86	%(E)	1.85%	1.91%	1.86%		1.80%	1.89%
Net investment income (loss) to average net assets	(0.13	)%(E)	(0.53)%	0.16%	(0.04)%		0.06%	(0.29)%
Portfolio turnover rate	34	%(D)	54%	82%	77%		85%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.80		$10.11	$11.73	$11.60	$11.93	$11.85

Investment operations:
Net investment income (loss) (A)	0.06		0.07	0.12	0.11	0.13	0.10
Net realized and unrealized gain (loss)	0.05		4.73	(1.28)	0.89	0.49	0.95
Total investment operations	0.11		4.80	(1.16)	1.00	0.62	1.05
Contributions from affiliate	0.01	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.11)	(0.12)	(0.14)	(0.12)	(0.13)
Net realized gains	(3.27)		—	(0.34)	(0.73)	(0.83)	(0.84)
Total dividends and/or distributions to shareholders	(3.33)		(0.11)	(0.46)	(0.87)	(0.95)	(0.97)

Net asset value, end of period/year	$11.59		$14.80	$10.11	$11.73	$11.60	$11.93
Total return	0.92	%(B)(C)	47.90%	(10.48)%	9.99%	5.16%	8.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$640,733		$656,368	$475,103	$512,150	$368,787	$394,378
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.83%	0.85%	0.85%	0.85%	0.86%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.83%	0.85%	0.84%	0.80%	0.86%
Net investment income (loss) to average net assets	0.90	%(D)	0.48%	1.16%	0.94%	1.09%	0.79%
Portfolio turnover rate	34	%(C)	54%	82%	77%	85%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.08% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.83		$10.12	$11.74	$11.62		$11.95	$11.87

Investment operations:
Net investment income (loss) (A)	0.06		0.09	0.13	0.12		0.14	0.11
Net realized and unrealized gain (loss)	0.06		4.74	(1.28)	0.88		0.49	0.95
Total investment operations	0.12		4.83	(1.15)	1.00		0.63	1.06
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.12)	(0.13)	(0.15)		(0.13)	(0.14)
Net realized gains	(3.27)		—	(0.34)	(0.73)		(0.83)	(0.84)
Total dividends and/or distributions to shareholders	(3.35)		(0.12)	(0.47)	(0.88)		(0.96)	(0.98)

Net asset value, end of period/year	$11.60		$14.83	$10.12	$11.74		$11.62	$11.95
Total return	0.88	%(B)	47.93%	(10.31)%	10.04%		5.26%	9.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$177,365		$219,525	$293,440	$277,692		$280,299	$298,655
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.75%	0.75%		0.75%	0.76%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.75%	0.75	%(D)	0.71%	0.76%
Net investment income (loss) to average net assets	0.97	%(C)	0.68%	1.21%	1.09%		1.15%	0.92%
Portfolio turnover rate	34	%(B)	54%	82%	77%		85%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$14.89		$10.17	$11.80	$11.67		$11.96	$11.93

Investment operations:
Net investment income (loss) (B)	0.06		0.08	0.13	0.12		0.14	0.06
Net realized and unrealized gain (loss)	0.07		4.76	(1.29)	0.90		0.48	(0.03	)(C)
Total investment operations	0.13		4.84	(1.16)	1.02		0.62	0.03
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.12)	(0.13)	(0.16)		(0.08)	—
Net realized gains	(3.27)		—	(0.34)	(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(3.35)		(0.12)	(0.47)	(0.89)		(0.91)	—

Net asset value, end of period/year	$11.67		$14.89	$10.17	$11.80		$11.67	$11.96
Total return	0.95	%(D)	48.03%	(10.43)%	10.10%		5.19%	0.25	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,553		$128,122	$114,102	$212,674		$231,307	$275,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.74%	0.75%	0.75%		0.75%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.74%	0.75%	0.75	%(F)	0.70%	0.70	%(E)
Net investment income (loss) to average net assets	0.97	%(E)	0.60%	1.28%	1.09%		1.16%	0.79	%(E)
Portfolio turnover rate	34	%(D)	54%	82%	77%		85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$14.86		$10.15	$11.77		$11.63		$11.92	$11.93

Investment operations:
Net investment income (loss) (B)	0.03		0.01	0.08		0.07		0.07	0.02
Net realized and unrealized gain (loss)	0.06		4.77	(1.29)		0.88		0.50	(0.03	)(C)
Total investment operations	0.09		4.78	(1.21)		0.95		0.57	(0.01)
Contributions from affiliate	—		—	—		—		—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.07)		(0.08)		(0.03)	—
Net realized gains	(3.27)		—	(0.34)		(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(3.27)		(0.07)	(0.41)		(0.81)		(0.86)	—

Net asset value, end of period/year	$11.68		$14.86	$10.15		$11.77		$11.63	$11.92
Total return	0.66	%(D)	47.20%	(10.77)%		9.45%		4.70%	(0.08	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,414		$58,856	$46,194		$62,961		$69,546	$88,909
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(E)	1.23%	1.25%		1.25%		1.26%	1.27	%(E)
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.25%	1.25	%(F)	1.25	%(F)	1.24%	1.25	%(E)
Net investment income (loss) to average net assets	0.48	%(E)	0.07%	0.79%		0.60%		0.63%	0.26	%(E)
Portfolio turnover rate	34	%(D)	54%	82%		77%		85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$14.92		$10.19	$11.79	$11.66	$11.94	$11.93

Investment operations:
Net investment income (loss) (B)	0.05		0.06	0.12	0.12	0.11	0.04
Net realized and unrealized gain (loss)	0.06		4.77	(1.30)	0.87	0.50	(0.03	)(C)
Total investment operations	0.11		4.83	(1.18)	0.99	0.61	0.01
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.10)	(0.08)	(0.13)	(0.06)	—
Net realized gains	(3.27)		—	(0.34)	(0.73)	(0.83)	—
Total dividends and/or distributions to shareholders	(3.32)		(0.10)	(0.42)	(0.86)	(0.89)	—

Net asset value, end of period/year	$11.71		$14.92	$10.19	$11.79	$11.66	$11.94
Total return	0.83	%(D)	47.83%	(10.55)%	9.83%	5.07%	0.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,468		$116,919	$83,065	$101,137	$362,082	$424,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	0.99%	1.00%	1.00%	1.00%	1.01	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.90%	0.90%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	0.83	%(E)	0.40%	1.13%	1.06%	0.96%	0.58	%(E)
Portfolio turnover rate	34	%(D)	54%	82%	77%	85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.94		$10.19	$11.83	$11.70		$12.03	$11.87

Investment operations:
Net investment income (loss) (A)	0.06		0.08	0.13	0.12		0.04	0.08
Net realized and unrealized gain (loss)	0.06		4.79	(1.30)	0.90		0.59	0.98
Total investment operations	0.12		4.87	(1.17)	1.02		0.63	1.06
Contributions from affiliate	—		—	—	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.12)	(0.13)	(0.16)		(0.13)	(0.06)
Net realized gains	(3.27)		—	(0.34)	(0.73)		(0.83)	(0.84)
Total dividends and/or distributions to shareholders	(3.35)		(0.12)	(0.47)	(0.89)		(0.96)	(0.90)

Net asset value, end of period/year	$11.71		$14.94	$10.19	$11.83		$11.70	$12.03
Total return	0.88	%(B)	48.09%	(10.40)%	10.06%		5.22%	9.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$219,411		$190,702	$209,734	$222,061		$166,519	$16,391
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.75%	0.75%		0.75%	0.76%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.75%	0.75	%(D)	0.71%	0.76%
Net investment income (loss) to average net assets	0.97	%(C)	0.62%	1.27%	1.08%		0.30%	0.68%
Portfolio turnover rate	34	%(B)	54%	82%	77%		85%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.24		$11.53		$11.64	$10.91	$10.96	$9.97

Investment operations:
Net investment income (loss) (A)	0.22		0.40		0.40	0.40	0.39	0.39
Net realized and unrealized gain (loss)	(0.81)		2.72		(0.09)	0.82	(0.05)	0.96
Total investment operations	(0.59)		3.12		0.31	1.22	0.34	1.35
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.41)		(0.41)	(0.36)	(0.35)	(0.36)
Net realized gains	(0.18)		—		(0.01)	(0.13)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.42)		(0.41)		(0.42)	(0.49)	(0.39)	(0.36)

Net asset value, end of period/year	$13.23		$14.24		$11.53	$11.64	$10.91	$10.96
Total return (B)	(4.30	)%(C)	27.30%		2.91%	11.72%	3.11%	13.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,962		$134,310		$36,696	$34,731	$27,644	$20,733
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(D)	0.98	%(E)	1.03%	1.12%	1.20%	1.19%
Including waiver and/or reimbursement and recapture	1.00	%(D)	0.98	%(E)	1.03%	1.12%	1.20%	1.21	%(F)
Net investment income (loss) to average net assets	3.22	%(D)	2.89%		3.54%	3.59%	3.50%	3.74%
Portfolio turnover rate	16	%(C)	45%		61%	53%	38%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class C
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.17		$11.48		$11.59	$10.86	$10.92	$9.94

Investment operations:
Net investment income (loss) (A)	0.17		0.30		0.32	0.31	0.31	0.31
Net realized and unrealized gain (loss)	(0.80)		2.70		(0.09)	0.84	(0.07)	0.97
Total investment operations	(0.63)		3.00		0.23	1.15	0.24	1.28
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.31)		(0.33)	(0.29)	(0.26)	(0.30)
Net realized gains	(0.18)		—		(0.01)	(0.13)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.37)		(0.31)		(0.34)	(0.42)	(0.30)	(0.30)

Net asset value, end of period/year	$13.17		$14.17		$11.48	$11.59	$10.86	$10.92
Total return (B)	(4.64	)%(C)	26.32%		2.17%	11.00%	2.24%	12.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,797		$87,104		$52,109	$46,600	$38,322	$43,076
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.75	%(D)	1.71	%(E)	1.76%	1.85%	1.92%	1.94%
Including waiver and/or reimbursement and recapture	1.72	%(D)	1.71	%(E)	1.76%	1.85%	1.92%	1.94%
Net investment income (loss) to average net assets	2.50	%(D)	2.23%		2.82%	2.86%	2.80%	2.99%
Portfolio turnover rate	16	%(C)	45%		61%	53%	38%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.25		$11.53		$11.64	$10.91	$10.97	$9.97

Investment operations:
Net investment income (loss) (A)	0.24		0.43		0.44	0.43	0.42	0.42
Net realized and unrealized gain (loss)	(0.80)		2.73		(0.10)	0.83	(0.06)	0.97
Total investment operations	(0.56)		3.16		0.34	1.26	0.36	1.39
Contributions from affiliate	0.00	(B)(C)	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.44)		(0.44)	(0.40)	(0.38)	(0.39)
Net realized gains	(0.18)		—		(0.01)	(0.13)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.45)		(0.44)		(0.45)	(0.53)	(0.42)	(0.39)

Net asset value, end of period/year	$13.24		$14.25		$11.53	$11.64	$10.91	$10.97
Total return	(4.14	)%(C)(D)	27.66%		3.17%	12.14%	3.27%	14.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$436,854		$347,653		$170,942	$153,353	$92,148	$71,827
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.74	%(F)	0.78%	0.85%	0.93%	0.94%
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.72	%(F)	0.72%	0.83%	0.95%	0.96	%(G)
Net investment income (loss) to average net assets	3.50	%(E)	3.20%		3.87%	3.86%	3.75%	4.02%
Portfolio turnover rate	16	%(D)	45%		61%	53%	38%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.58		$11.01		$11.14	$10.47	$10.52	$9.62

Investment operations:
Net investment income (loss) (A)	0.24		0.43		0.42	0.41	0.42	0.40
Net realized and unrealized gain (loss)	(0.77)		2.58		(0.09)	0.79	(0.06)	0.90
Total investment operations	(0.53)		3.01		0.33	1.20	0.36	1.30
Contributions from affiliate	—		—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.44)		(0.45)	(0.40)	(0.37)	(0.40)
Net realized gains	(0.18)		—		(0.01)	(0.13)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.45)		(0.44)		(0.46)	(0.53)	(0.41)	(0.40)

Net asset value, end of period/year	$12.60		$13.58		$11.01	$11.14	$10.47	$10.52
Total return	(4.14	)%(B)	27.79%		3.28%	12.03%	3.45%	13.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16		$17		$13	$13	$11	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(C)	0.64	%(D)	0.68%	0.74%	0.82%	0.84%
Including waiver and/or reimbursement and recapture	0.65	%(C)	0.64	%(D)	0.68%	0.82%	0.82%	0.96	%(E)
Net investment income (loss) to average net assets	3.56	%(C)	3.32%		3.89%	3.89%	3.88%	3.94%
Portfolio turnover rate	16	%(B)	45%		61%	53%	38%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$36.04		$30.23	$28.66	$27.54	$27.90	$24.88

Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.28	0.36	0.34	0.28
Net realized and unrealized gain (loss)	(3.22)		7.06	2.44	2.79	0.24	3.15
Total investment operations	(3.11)		7.28	2.72	3.15	0.58	3.43
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.30)	(0.37)	(0.35)	(0.32)
Net realized gains	(2.16)		(1.25)	(0.85)	(1.66)	(0.59)	(0.09)
Total dividends and/or distributions to shareholders	(2.27)		(1.47)	(1.15)	(2.03)	(0.94)	(0.41)

Net asset value, end of period/year	$30.66		$36.04	$30.23	$28.66	$27.54	$27.90
Total return (B)	(9.26	)%(C)	24.80%	9.76%	12.53%	2.05%	13.89%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$641,485		$725,936	$572,827	$558,639	$532,861	$573,224
Expenses to average net assets	0.95	%(D)	0.94%	1.01%	1.04%	1.03%	1.03%
Net investment income (loss) to average net assets	0.67	%(D)	0.65%	0.98%	1.34%	1.22%	1.07%
Portfolio turnover rate	17	%(C)	40%	53%	41%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$35.25		$29.62	$28.11	$27.04	$27.41	$24.45

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.03)	0.06	0.15	0.13	0.08
Net realized and unrealized gain (loss)	(3.15)		6.92	2.39	2.75	0.22	3.09
Total investment operations	(3.16)		6.89	2.45	2.90	0.35	3.17
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.01)	(0.09)	(0.17)	(0.13)	(0.12)
Net realized gains	(2.16)		(1.25)	(0.85)	(1.66)	(0.59)	(0.09)
Total dividends and/or distributions to shareholders	(2.16)		(1.26)	(0.94)	(1.83)	(0.72)	(0.21)

Net asset value, end of period/year	$29.93		$35.25	$29.62	$28.11	$27.04	$27.41
Total return (C)	(9.60	)%(D)	23.88%	8.89%	11.73%	1.25%	13.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$198,440		$236,477	$216,561	$195,175	$184,727	$222,884
Expenses to average net assets	1.71	%(E)	1.69%	1.76%	1.80%	1.79%	1.79%
Net investment income (loss) to average net assets	(0.08	)%(E)	(0.10)%	0.22%	0.58%	0.47%	0.32%
Portfolio turnover rate	17	%(D)	40%	53%	41%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$36.24		$30.39	$28.81	$27.67	$28.03	$24.99

Investment operations:
Net investment income (loss) (A)	0.15		0.29	0.35	0.43	0.41	0.34
Net realized and unrealized gain (loss)	(3.25)		7.10	2.45	2.80	0.23	3.16
Total investment operations	(3.10)		7.39	2.80	3.23	0.64	3.50
Contributions from affiliate	0.04	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.29)	(0.37)	(0.43)	(0.41)	(0.37)
Net realized gains	(2.16)		(1.25)	(0.85)	(1.66)	(0.59)	(0.09)
Total dividends and/or distributions to shareholders	(2.31)		(1.54)	(1.22)	(2.09)	(1.00)	(0.46)

Net asset value, end of period/year	$30.87		$36.24	$30.39	$28.81	$27.67	$28.03
Total return	(9.08	)%(B)(C)	25.06%	9.99%	12.79%	2.26%	14.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$373,049		$401,468	$296,123	$244,156	$232,308	$266,637
Expenses to average net assets	0.74	%(D)	0.73%	0.79%	0.82%	0.82%	0.82%
Net investment income (loss) to average net assets	0.88	%(D)	0.85%	1.18%	1.55%	1.44%	1.28%
Portfolio turnover rate	17	%(C)	40%	53%	41%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.04 to the class. The Total Return would have been 0.12% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica Multi-Managed Balanced
	Class R
	April 30, 2022 (unaudited) (A)
Net asset value, beginning of period	$32.40

Investment operations:
Net investment income (loss) (B)	0.02
Net realized and unrealized gain (loss)	(1.71)
Total investment operations	(1.69)
Contributions from affiliate	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)

Net asset value, end of period	$30.69
Total return	(5.26	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$9
Expenses to average net assets	1.33	%(D)
Net investment income (loss) to average net assets	0.32	%(D)
Portfolio turnover rate	17	%(C)

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$36.25		$30.39	$28.81	$27.67	$28.03	$24.99

Investment operations:
Net investment income (loss) (A)	0.16		0.32	0.37	0.44	0.44	0.37
Net realized and unrealized gain (loss)	(3.25)		7.12	2.46	2.82	0.23	3.16
Total investment operations	(3.09)		7.44	2.83	3.26	0.67	3.53
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.40)	(0.46)	(0.44)	(0.40)
Net realized gains	(2.16)		(1.25)	(0.85)	(1.66)	(0.59)	(0.09)
Total dividends and/or distributions to shareholders	(2.32)		(1.58)	(1.25)	(2.12)	(1.03)	(0.49)

Net asset value, end of period/year	$30.84		$36.25	$30.39	$28.81	$27.67	$28.03
Total return	(9.15	)%(B)	25.22%	10.11%	12.92%	2.37%	14.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,504		$30,794	$17,595	$13,458	$7,149	$9,749
Expenses to average net assets	0.64	%(C)	0.63%	0.69%	0.71%	0.71%	0.71%
Net investment income (loss) to average net assets	0.98	%(C)	0.95%	1.28%	1.62%	1.54%	1.39%
Portfolio turnover rate	17	%(B)	40%	53%	41%	48%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.33		$10.32	$10.29		$10.05	$10.22	$10.23

Investment operations:
Net investment income (loss) (A)	0.05		0.13	0.21		0.26	0.22	0.19
Net realized and unrealized gain (loss)	(0.38)		0.02	0.04	(B)	0.24	(0.17)	0.01
Total investment operations	(0.33)		0.15	0.25		0.50	0.05	0.20
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.14)	(0.22)		(0.26)	(0.22)	(0.21)

Net asset value, end of period/year	$9.94		$10.33	$10.32		$10.29	$10.05	$10.22
Total return (C)	(3.22	)%(D)	1.46%	2.43%		5.04%	0.53%	1.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$719,970		$817,203	$731,602		$698,062	$732,815	$940,515
Expenses to average net assets	0.71	%(E)	0.70%	0.72%		0.82%	0.85%	0.84%
Net investment income (loss) to average net assets	1.05	%(E)	1.27%	2.04%		2.54%	2.16%	1.84%
Portfolio turnover rate	26	%(D)	44%	44%		61%	60%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.31		$10.30	$10.27		$10.03	$10.20	$10.21

Investment operations:
Net investment income (loss) (A)	0.01		0.05	0.13		0.18	0.14	0.11
Net realized and unrealized gain (loss)	(0.38)		0.02	0.03	(B)	0.24	(0.16)	0.01
Total investment operations	(0.37)		0.07	0.16		0.42	(0.02)	0.12
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.06)	(0.13)		(0.18)	(0.15)	(0.13)

Net asset value, end of period/year	$9.92		$10.31	$10.30		$10.27	$10.03	$10.20
Total return (C)	(3.61	)%(D)	0.67%	1.62%		4.23%	(0.24)%	1.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,569		$157,464	$225,838		$294,497	$393,543	$517,918
Expenses to average net assets	1.50	%(E)	1.48%	1.50%		1.61%	1.62%	1.61%
Net investment income (loss) to average net assets	0.26	%(E)	0.51%	1.28%		1.77%	1.40%	1.07%
Portfolio turnover rate	26	%(D)	44%	44%		61%	60%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.15		$10.15	$10.11		$9.88	$10.05	$10.05

Investment operations:
Net investment income (loss) (A)	0.06		0.15	0.22		0.27	0.24	0.20
Net realized and unrealized gain (loss)	(0.37)		0.01	0.05	(B)	0.24	(0.17)	0.02
Total investment operations	(0.31)		0.16	0.27		0.51	0.07	0.22
Contributions from affiliate	0.01	(C)	—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.16)	(0.23)		(0.28)	(0.24)	(0.22)

Net asset value, end of period/year	$9.78		$10.15	$10.15		$10.11	$9.88	$10.05
Total return	(3.00	)%(C)(D)	1.57%	2.73%		5.20%	0.71%	2.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,223,198		$2,398,836	$1,979,174		$1,745,843	$1,451,634	$1,312,220
Expenses to average net assets	0.51	%(E)	0.50%	0.52%		0.62%	0.65%	0.64%
Net investment income (loss) to average net assets	1.25	%(E)	1.46%	2.24%		2.74%	2.39%	2.04%
Portfolio turnover rate	26	%(D)	44%	44%		61%	60%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.14		$10.13	$10.11		$9.87	$10.04	$10.04

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.24		0.28	0.24	0.22
Net realized and unrealized gain (loss)	(0.38)		0.02	0.02	(B)	0.25	(0.16)	0.01
Total investment operations	(0.31)		0.18	0.26		0.53	0.08	0.23
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.24)		(0.29)	(0.25)	(0.23)

Net asset value, end of period/year	$9.76		$10.14	$10.13		$10.11	$9.87	$10.04
Total return	(3.05	)%(C)	1.77%	2.63%		5.41%	0.81%	2.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$140,084		$138,031	$155,005		$282,641	$220,648	$427,397
Expenses to average net assets	0.42	%(D)	0.41%	0.42%		0.52%	0.55%	0.54%
Net investment income (loss) to average net assets	1.35	%(D)	1.56%	2.37%		2.85%	2.45%	2.15%
Portfolio turnover rate	26	%(C)	44%	44%		61%	60%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.15		$10.14	$10.11		$9.87	$10.03	$10.04

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.23		0.28	0.26	0.21
Net realized and unrealized gain (loss)	(0.38)		0.02	0.04	(B)	0.25	(0.17)	0.01
Total investment operations	(0.31)		0.18	0.27		0.53	0.09	0.22
Contributions from affiliate	—		—	—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.24)		(0.29)	(0.25)	(0.23)

Net asset value, end of period/year	$9.77		$10.15	$10.14		$10.11	$9.87	$10.03
Total return	(3.05	)%(C)	1.77%	2.74%		5.42%	0.92%	2.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$214,163		$217,665	$36,002		$28,807	$26,240	$1,412
Expenses to average net assets	0.42	%(D)	0.40%	0.42%		0.52%	0.55%	0.54%
Net investment income (loss) to average net assets	1.35	%(D)	1.54%	2.32%		2.85%	2.65%	2.14%
Portfolio turnover rate	26	%(C)	44%	44%		61%	60%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.13		$6.55	$6.43	$6.51	$6.89	$12.15

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.07)	(0.07)	(0.05)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(2.29)		3.32	0.65	0.61	0.34	2.42
Total investment operations	(2.33)		3.25	0.58	0.56	0.30	2.36

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)	(0.64)	(0.68)	(7.62)

Net asset value, end of period/year	$5.83		$9.13	$6.55	$6.43	$6.51	$6.89
Total return (B)	(28.08	)%(C)	51.78%	9.34%	11.11%	4.50%	26.31%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,178		$24,973	$16,017	$14,777	$18,537	$15,520
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.40	%(D)	1.34%	1.42%	1.47%	1.41%	1.51%
Including waiver and/or reimbursement and recapture	1.40	%(D)	1.38%	1.40%	1.35%	1.25%	1.41	%(E)
Net investment income (loss) to average net assets	(1.07	)%(D)	(0.91)%	(1.07)%	(0.81)%	(0.55)%	(0.92)%
Portfolio turnover rate	21	%(C)	40%	69%	72%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$7.83		$5.73	$5.72		$5.91	$6.35	$11.77

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.12)	(0.10)		(0.09)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	(1.93)		2.89	0.57		0.54	0.32	2.30
Total investment operations	(1.98)		2.77	0.47		0.45	0.24	2.20

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)		(0.64)	(0.68)	(7.62)

Net asset value, end of period/year	$4.88		$7.83	$5.73		$5.72	$5.91	$6.35
Total return (B)	(28.30	)%(C)	50.73%	8.52%		10.28%	3.87%	25.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,406		$4,305	$3,771		$4,131	$4,604	$3,588
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.14	%(D)	2.08%	2.15%		2.19%	2.15%	2.23%
Including waiver and/or reimbursement and recapture	2.10	%(D)	2.11%	2.15	%(E)	2.10%	2.00%	2.16	%(F)
Net investment income (loss) to average net assets	(1.76	)%(D)	(1.64)%	(1.81)%		(1.55)%	(1.32)%	(1.69)%
Portfolio turnover rate	21	%(C)	40%	69%		72%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.65		$6.87	$6.71	$6.74	$7.09	$12.30

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.05)	(0.03)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(2.43)		3.50	0.67	0.64	0.35	2.46
Total investment operations	(2.46)		3.45	0.62	0.61	0.33	2.41

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)	(0.64)	(0.68)	(7.62)

Net asset value, end of period/year	$6.22		$9.65	$6.87	$6.71	$6.74	$7.09
Total return	(27.90	)%(B)	52.32%	9.56%	11.50%	4.82%	26.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,614		$48,376	$35,706	$37,424	$31,592	$27,564
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(C)	1.06%	1.09%	1.13%	1.11%	1.18%
Including waiver and/or reimbursement and recapture	1.07	%(C)	1.06%	1.09%	1.07%	1.00%	1.16	%(D)
Net investment income (loss) to average net assets	(0.74	)%(C)	(0.59)%	(0.76)%	(0.54)%	(0.31)%	(0.69)%
Portfolio turnover rate	21	%(B)	40%	69%	72%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.88		$7.02	$6.83		$6.85	$7.18	$12.36

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.04)	(0.05)		(0.03)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(2.49)		3.57	0.70		0.65	0.36	2.48
Total investment operations	(2.52)		3.53	0.65		0.62	0.35	2.44

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)		(0.64)	(0.68)	(7.62)

Net asset value, end of period/year	$6.39		$9.88	$7.02		$6.83	$6.85	$7.18
Total return	(27.86	)%(B)	52.35%	9.85%		11.48%	5.06%	26.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,493		$142,112	$79,099		$53,600	$35,995	$47,690
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(C)	0.96%	1.00%		1.04%	1.01%	1.09%
Including waiver and/or reimbursement and recapture	1.00	%(C)	0.97%	1.00	%(D)	1.00%	0.91%	1.09%
Net investment income (loss) to average net assets	(0.66	)%(C)	(0.49)%	(0.69)%		(0.46)%	(0.20)%	(0.57)%
Portfolio turnover rate	21	%(B)	40%	69%		72%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.87		$7.01	$6.83		$6.84	$7.19	$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.05)	(0.04)		(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(2.49)		3.58	0.68		0.66	0.34	0.77
Total investment operations	(2.52)		3.53	0.64		0.63	0.33	0.75

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)		(0.64)	(0.68)	—

Net asset value, end of period/year	$6.38		$9.87	$7.01		$6.83	$6.84	$7.19
Total return	(27.89	)%(C)	52.42%	9.69%		11.48%	4.90%	11.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,058		$34,682	$28,089		$26,997	$29,619	$34,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)	0.96%	1.00%		1.04%	1.01%	1.07	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)	0.99%	1.00	%(E)	0.99%	0.90%	0.90	%(D)
Net investment income (loss) to average net assets	(0.67	)%(D)	(0.51)%	(0.67)%		(0.46)%	(0.20)%	(0.47	)%(D)
Portfolio turnover rate	21	%(C)	40%	69%		72%	55%	80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.60		$6.87	$6.72	$6.79	$7.16	$6.44

Investment operations:
Net investment income (loss) (B)	(0.04)		(0.08)	(0.08)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(2.42)		3.48	0.69	0.63	0.36	0.77
Total investment operations	(2.46)		3.40	0.61	0.57	0.31	0.72

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)	(0.64)	(0.68)	—

Net asset value, end of period/year	$6.17		$9.60	$6.87	$6.72	$6.79	$7.16
Total return	(28.06	)%(C)	51.54%	9.38%	10.78%	4.48%	11.18	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,828		$21,336	$14,838	$15,869	$16,846	$17,479
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.49	%(D)	1.46%	1.49%	1.53%	1.50%	1.57	%(D)
Including waiver and/or reimbursement and recapture	1.49	%(D)	1.46%	1.49%	1.49%	1.42%	1.55	%(D)
Net investment income (loss) to average net assets	(1.16	)%(D)	(0.98)%	(1.15)%	(0.94)%	(0.73)%	(1.17	)%(D)
Portfolio turnover rate	21	%(C)	40%	69%	72%	55%	80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.80		$6.98	$6.80	$6.81	$7.18	$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.06)	(0.05)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(2.47)		3.55	0.69	0.65	0.34	0.77
Total investment operations	(2.50)		3.49	0.64	0.63	0.31	0.74

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)	(0.64)	(0.68)	—

Net asset value, end of period/year	$6.33		$9.80	$6.98	$6.80	$6.81	$7.18
Total return	(27.88	)%(C)	52.06%	9.74%	11.54%	4.60%	11.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$184		$249	$93	$252	$6,609	$5,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(D)	1.21%	1.25%	1.29%	1.26%	1.32	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15%	1.15%	1.15%	1.15%	1.15	%(D)
Net investment income (loss) to average net assets	(0.82	)%(D)	(0.65)%	(0.77)%	(0.38)%	(0.46)%	(0.77	)%(D)
Portfolio turnover rate	21	%(C)	40%	69%	72%	55%	80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.87		$7.01	$6.83	$6.85	$7.18	$12.36

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.04)	(0.04)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	(2.48)		3.57	0.68	0.65	0.37	2.48
Total investment operations	(2.51)		3.53	0.64	0.62	0.35	2.44

Dividends and/or distributions to shareholders:
Net realized gains	(0.97)		(0.67)	(0.46)	(0.64)	(0.68)	(7.62)

Net asset value, end of period/year	$6.39		$9.87	$7.01	$6.83	$6.85	$7.18
Total return	(27.78	)%(B)	52.42%	9.69%	11.48%	5.06%	26.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,549		$121	$80	$72	$65	$62
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(C)	0.96%	1.00%	1.03%	1.01%	1.09%
Including waiver and/or reimbursement and recapture	1.00	%(C)	0.96%	1.00%	1.00%	0.91%	1.09%
Net investment income (loss) to average net assets	(0.72	)%(C)	(0.48)%	(0.66)%	(0.46)%	(0.22)%	(0.58)%
Portfolio turnover rate	21	%(B)	40%	69%	72%	55%	80%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.91		$8.13		$9.83	$10.66	$11.94		$11.07

Investment operations:
Net investment income (loss) (B)	0.01		0.00	(C)	0.05	(0.01)	0.02		0.01
Net realized and unrealized gain (loss)	(0.44)		4.78		(1.36)	0.11	(0.82)		0.86
Total investment operations	(0.43)		4.78		(1.31)	0.10	(0.80)		0.87
Contributions from affiliate	—		—		—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—		(0.18)	(0.06)	(0.01)		—
Net realized gains	(5.70)		—		(0.21)	(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(5.75)		—		(0.39)	(0.93)	(0.48)		—

Net asset value, end of period/year	$6.73		$12.91		$8.13	$9.83	$10.66		$11.94
Total return (D)	(5.39	)%(E)	58.79%		(14.03)%	2.35%	(7.12)%		7.76	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,155		$9,240		$4,246	$4,543	$3,050		$2,757
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24	%(F)	1.19%		1.39%	1.36%	1.45	%(G)	1.49	%(F)
Including waiver and/or reimbursement and recapture	1.24	%(F)	1.26%		1.30%	1.27%	1.20	%(G)	1.30	%(F)
Net investment income (loss) to average net assets	0.31	%(F)	0.00	%(H)	0.66%	(0.08)%	0.20%		0.19	%(F)
Portfolio turnover rate	14	%(E)	94%		80%	168%	84%		35	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$12.60		$7.99	$9.67		$10.50	$11.85		$11.03

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.07)	(0.00	)(C)	(0.07)	(0.06)		(0.03)
Net realized and unrealized gain (loss)	(0.43)		4.68	(1.36)		0.11	(0.82)		0.85
Total investment operations	(0.45)		4.61	(1.36)		0.04	(0.88)		0.82
Contributions from affiliate	—		—	—		—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.11)		—	—		—
Net realized gains	(5.70)		—	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(5.70)		—	(0.32)		(0.87)	(0.47)		—

Net asset value, end of period/year	$6.45		$12.60	$7.99		$9.67	$10.50		$11.85
Total return (D)	(5.80	)%(E)	57.70%	(14.67)%		1.60%	(7.88)%		7.34	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$656		$756	$581		$744	$786		$891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.00	%(F)	1.93%	2.05%		2.02%	2.06	%(G)	2.05	%(F)
Including waiver and/or reimbursement and recapture	2.00	%(F)	1.95%	2.05	%(H)	2.00%	1.95	%(G)	2.05	%(F)
Net investment income (loss) to average net assets	(0.42	)%(F)	(0.61)%	(0.06)%		(0.75)%	(0.52)%		(0.56	)%(F)
Portfolio turnover rate	14	%(E)	94%	80%		168%	84%		35	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.06		$8.22	$9.93		$10.75	$12.03		$11.14

Investment operations:
Net investment income (loss) (B)	0.02		0.05	0.08		0.02	0.07		0.00	(C)
Net realized and unrealized gain (loss)	(0.44)		4.81	(1.38)		0.12	(0.83)		0.89
Total investment operations	(0.42)		4.86	(1.30)		0.14	(0.76)		0.89
Contributions from affiliate	0.00	(C)(D)	—	—		—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.02)	(0.20)		(0.09)	(0.05)		—
Net realized gains	(5.70)		—	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(5.79)		(0.02)	(0.41)		(0.96)	(0.52)		—

Net asset value, end of period/year	$6.85		$13.06	$8.22		$9.93	$10.75		$12.03
Total return	(5.23	)%(D)(E)	59.14%	(13.77)%		2.66%	(6.86)%		7.89	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,168		$19,027	$12,838		$15,653	$756		$2,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	0.90%	1.02%		1.00%	1.07	%(G)	1.05	%(F)
Including waiver and/or reimbursement and recapture	0.96	%(F)	0.91%	1.02	%(H)	0.99%	0.95	%(G)	1.05	%(F)
Net investment income (loss) to average net assets	0.59	%(F)	0.41%	0.96%		0.19%	0.57%		0.01	%(F)
Portfolio turnover rate	14	%(E)	94%	80%		168%	84%		35	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.08		$8.23	$9.94		$10.76		$12.04		$11.15

Investment operations:
Net investment income (loss) (B)	0.03		0.07	0.05		0.09		0.07		0.03
Net realized and unrealized gain (loss)	(0.46)		4.81	(1.34)		0.05		(0.83)		0.86
Total investment operations	(0.43)		4.88	(1.29)		0.14		(0.76)		0.89
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.03)	(0.21)		(0.09)		(0.05)		—
Net realized gains	(5.70)		—	(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(5.80)		(0.03)	(0.42)		(0.96)		(0.52)		—

Net asset value, end of period/year	$6.85		$13.08	$8.23		$9.94		$10.76		$12.04
Total return	(5.28	)%(C)	59.35%	(13.69)%		2.66	%(D)	(6.81)%		7.89	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$372,865		$643,658	$419,838		$52,241		$212,025		$255,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.80%	0.92%		0.90%		0.96	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.80%	0.92	%(G)	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	0.72	%(E)	0.60%	0.68%		0.89%		0.58%		0.55	%(E)
Portfolio turnover rate	14	%(C)	94%	80%		168%		84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return reflects certain litigation payments received by the Fund in the year. Had these payments not occurred, the total return would be 0.30% lower.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.10		$8.24	$9.96		$10.77		$12.05		$11.15

Investment operations:
Net investment income (loss) (B)	0.03		0.06	0.08		0.04		0.07		0.05
Net realized and unrealized gain (loss)	(0.45)		4.83	(1.38)		0.11		(0.84)		0.85
Total investment operations	(0.42)		4.89	(1.30)		0.15		(0.77)		0.90
Contributions from affiliate	—		—	—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.03)	(0.21)		(0.09)		(0.04)		—
Net realized gains	(5.70)		—	(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(5.80)		(0.03)	(0.42)		(0.96)		(0.51)		—

Net asset value, end of period/year	$6.88		$13.10	$8.24		$9.96		$10.77		$12.05
Total return	(5.22	)%(C)	59.37%	(13.75)%		2.77%		(6.78)%		8.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,640		$31,764	$28,471		$24,216		$27,065		$35,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.80%	0.92%		0.90%		0.96	%(E)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.83%	0.92	%(F)	0.90	%(F)	0.85	%(E)	0.85	%(D)
Net investment income (loss) to average net assets	0.71	%(D)	0.52%	1.04%		0.40%		0.60%		0.82	%(D)
Portfolio turnover rate	14	%(C)	94%	80%		168%		84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.05		$8.23		$9.93	$10.73	$12.01		$11.15

Investment operations:
Net investment income (loss) (B)	0.01		0.00	(C)	0.05	(0.01)	0.01		0.00	(C)
Net realized and unrealized gain (loss)	(0.45)		4.82		(1.38)	0.10	(0.82)		0.86
Total investment operations	(0.44)		4.82		(1.33)	0.09	(0.81)		0.86
Contributions from affiliate	—		—		—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		—		(0.16)	(0.02)	—		—
Net realized gains	(5.70)		—		(0.21)	(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(5.73)		—		(0.37)	(0.89)	(0.47)		—

Net asset value, end of period/year	$6.88		$13.05		$8.23	$9.93	$10.73		$12.01
Total return	(5.41	)%(D)	58.57%		(14.05)%	2.13%	(7.25)%		7.71	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,922		$10,125		$6,206	$7,982	$9,264		$11,811
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36	%(E)	1.29%		1.42%	1.40%	1.45	%(F)	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.36	%(E)	1.29%		1.40%	1.39%	1.35	%(F)	1.43	%(E)
Net investment income (loss) to average net assets	0.22	%(E)	0.02%		0.59%	(0.08)%	0.10%		0.01	%(E)
Portfolio turnover rate	14	%(D)	94%		80%	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016
Net asset value, beginning of period/year	$13.07		$8.23	$9.95	$10.74	$12.01		$11.25		$9.52

Investment operations:
Net investment income (loss) (D)	0.02		0.02	0.08	(0.01)	0.04		0.01		0.06
Net realized and unrealized gain (loss)	(0.46)		4.83	(1.39)	0.14	(0.84)		0.76		1.75
Total investment operations	(0.44)		4.85	(1.31)	0.13	(0.80)		0.77		1.81
Contributions from affiliate	—		—	—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.01)	(0.20)	(0.05)	—		(0.01)		(0.08)
Net realized gains	(5.70)		—	(0.21)	(0.87)	(0.47)		—		—
Total dividends and/or distributions to shareholders	(5.75)		(0.01)	(0.41)	(0.92)	(0.47)		(0.01)		(0.08)

Net asset value, end of period/year	$6.88		$13.07	$8.23	$9.95	$10.74		$12.01		$11.25
Total return	(5.37	)%(E)	58.90%	(13.88)%	2.57%	(6.99)%		6.85	%(E)	19.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$173		$184	$117	$328	$253		$345		$7,065
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(F)	1.05%	1.17%	1.15%	1.21	%(G)	2.06	%(F)	1.72%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.10%	1.10%	1.10	%(G)	1.17	%(F)(H)	1.11	%(H)(I)
Net investment income (loss) to average net assets	0.46	%(F)	0.20%	0.93%	(0.07)%	0.36%		0.06	%(F)	0.67%
Portfolio turnover rate	14	%(E)	94%	80%	168%	84%		35	%(E)	89%

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$13.16		$8.28	$10.00	$10.81		$12.10		$11.20

Investment operations:
Net investment income (loss) (B)	0.02		0.06	0.09	0.03		0.07		0.00	(C)
Net realized and unrealized gain (loss)	(0.45)		4.85	(1.39)	0.12		(0.84)		0.90
Total investment operations	(0.43)		4.91	(1.30)	0.15		(0.77)		0.90
Contributions from affiliate	—		—	—	—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.03)	(0.21)	(0.09)		(0.05)		—
Net realized gains	(5.70)		—	(0.21)	(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(5.80)		(0.03)	(0.42)	(0.96)		(0.52)		—

Net asset value, end of period/year	$6.93		$13.16	$8.28	$10.00		$10.81		$12.10
Total return	(5.22	)%(D)	59.35%	(13.69)%	2.84%		(6.85)%		7.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,790		$80	$50	$58		$57		$61
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.80%	0.92%	0.90%		0.95	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.80%	0.90%	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	0.52	%(E)	0.50%	1.08%	0.35%		0.57%		0.55	%(E)
Portfolio turnover rate	14	%(D)	94%	80%	168%		84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$32.73		$21.78	$25.45	$26.61	$29.46	$25.09

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.14	0.13	0.14	0.03
Net realized and unrealized gain (loss)	(0.89)		11.02	(2.99)	1.41	0.61	5.92
Total investment operations	(0.86)		11.08	(2.85)	1.54	0.75	5.95
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.13)	(0.13)	(0.14)	(0.06)	(0.22)
Net realized gains	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.36)
Total dividends and/or distributions to shareholders	(3.32)		(0.13)	(0.82)	(2.70)	(3.60)	(1.58)

Net asset value, end of period/year	$28.55		$32.73	$21.78	$25.45	$26.61	$29.46
Total return (B)	(2.94	)%(C)	51.02%	(11.70)%	7.63%	2.25%	24.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$358,007		$386,681	$268,643	$349,550	$357,948	$362,890
Expenses to average net assets	1.23	%(D)	1.23%	1.31%	1.31%	1.29%	1.28%
Net investment income (loss) to average net assets	0.23	%(D)	0.18%	0.61%	0.54%	0.49%	0.09%
Portfolio turnover rate	27	%(C)	53%	65%	60%	61%	104%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$27.55		$18.37	$21.62	$23.05	$26.07	$22.37

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.12)	(0.01)	(0.02)	(0.03)	(0.15)
Net realized and unrealized gain (loss)	(0.74)		9.30	(2.55)	1.15	0.55	5.28
Total investment operations	(0.80)		9.18	(2.56)	1.13	0.52	5.13
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	—	(0.07)
Net realized gains	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.36)
Total dividends and/or distributions to shareholders	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.43)

Net asset value, end of period/year	$23.45		$27.55	$18.37	$21.62	$23.05	$26.07
Total return (B)	(3.29	)%(C)	49.97%	(12.35)%	6.85%	1.60%	23.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,786		$51,556	$58,622	$116,291	$165,647	$241,737
Expenses to average net assets	1.98	%(D)	1.96%	2.02%	2.00%	1.96%	1.95%
Net investment income (loss) to average net assets	(0.51	)%(D)	(0.49)%	(0.04)%	(0.09)%	(0.11)%	(0.59)%
Portfolio turnover rate	27	%(C)	53%	65%	60%	61%	104%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$34.08		$22.67	$26.46	$27.56	$30.40	$25.84

Investment operations:
Net investment income (loss) (A)	0.08		0.15	0.23	0.23	0.24	0.10
Net realized and unrealized gain (loss)	(0.93)		11.47	(3.11)	1.46	0.63	6.14
Total investment operations	(0.85)		11.62	(2.88)	1.69	0.87	6.24
Contributions from affiliate	0.02	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.21)	(0.22)	(0.23)	(0.17)	(0.32)
Net realized gains	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.36)
Total dividends and/or distributions to shareholders	(3.41)		(0.21)	(0.91)	(2.79)	(3.71)	(1.68)

Net asset value, end of period/year	$29.84		$34.08	$22.67	$26.46	$27.56	$30.40
Total return	(2.70	)%(B)(C)	51.51%	(11.41)%	8.03%	2.60%	24.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$325,876		$364,551	$228,537	$296,684	$270,188	$242,460
Expenses to average net assets	0.93	%(D)	0.92%	0.95%	0.95%	0.94%	0.94%
Net investment income (loss) to average net assets	0.53	%(D)	0.47%	0.98%	0.90%	0.82%	0.35%
Portfolio turnover rate	27	%(C)	53%	65%	60%	61%	104%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.02 to the class. The Total Return would have been 0.07% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$34.18		$22.73	$26.52	$27.62	$30.45	$25.88

Investment operations:
Net investment income (loss) (A)	0.10		0.24	0.25	0.26	0.27	0.15
Net realized and unrealized gain (loss)	(0.94)		11.45	(3.11)	1.46	0.63	6.12
Total investment operations	(0.84)		11.69	(2.86)	1.72	0.90	6.27
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.24)	(0.24)	(0.26)	(0.19)	(0.34)
Net realized gains	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.36)
Total dividends and/or distributions to shareholders	(3.45)		(0.24)	(0.93)	(2.82)	(3.73)	(1.70)

Net asset value, end of period/year	$29.89		$34.18	$22.73	$26.52	$27.62	$30.45
Total return	(2.75	)%(B)	51.70%	(11.30)%	8.14%	2.72%	24.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,473		$4,725	$17,795	$20,641	$19,429	$20,628
Expenses to average net assets	0.84	%(C)	0.82%	0.85%	0.85%	0.84%	0.84%
Net investment income (loss) to average net assets	0.61	%(C)	0.83%	1.06%	1.01%	0.95%	0.51%
Portfolio turnover rate	27	%(B)	53%	65%	60%	61%	104%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$34.33		$22.83	$26.64	$27.74	$30.56	$25.97

Investment operations:
Net investment income (loss) (A)	0.10		0.19	0.24	0.20	0.18	0.10
Net realized and unrealized gain (loss)	(0.94)		11.55	(3.12)	1.52	0.74	6.19
Total investment operations	(0.84)		11.74	(2.88)	1.72	0.92	6.29
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.24)	(0.24)	(0.26)	(0.20)	(0.34)
Net realized gains	(3.30)		—	(0.69)	(2.56)	(3.54)	(1.36)
Total dividends and/or distributions to shareholders	(3.45)		(0.24)	(0.93)	(2.82)	(3.74)	(1.70)

Net asset value, end of period/year	$30.04		$34.33	$22.83	$26.64	$27.74	$30.56
Total return	(2.74	)%(B)	51.69%	(11.32)%	8.11%	2.75%	24.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,877		$93,544	$51,481	$48,043	$11,822	$3,961
Expenses to average net assets	0.84	%(C)	0.82%	0.85%	0.85%	0.84%	0.84%
Net investment income (loss) to average net assets	0.61	%(C)	0.59%	1.04%	0.80%	0.62%	0.33%
Portfolio turnover rate	27	%(B)	53%	65%	60%	61%	104%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Sustainable Bond
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$9.67		$9.82	$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.13	0.02
Net realized and unrealized gain (loss)	(1.04)		(0.14)	(0.17)
Total investment operations	(0.96)		(0.01)	(0.15)
Contributions from affiliate	0.01	(C)	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)	(0.03)

Net asset value, end of period/year	$8.64		$9.67	$9.82
Total return	(9.83	)%(C)(D)	(0.06)%	(1.52	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$892		$1,010	$985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.27%	1.79	%(E)
Including waiver and/or reimbursement and recapture	0.50	%(E)	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	1.70	%(E)	1.30%	0.93	%(E)
Portfolio turnover rate	8	%(D)	43%	33	%(D)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.01 to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Sustainable Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$9.67		$9.82	$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.13	0.02
Net realized and unrealized gain (loss)	(1.03)		(0.13)	(0.17)
Total investment operations	(0.95)		—	(0.15)
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.15)	(0.03)

Net asset value, end of period/year	$8.63		$9.67	$9.82
Total return	(9.91	)%(C)	(0.01)%	(1.51	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,299		$23,637	$23,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	1.18%	1.70	%(D)
Including waiver and/or reimbursement and recapture	0.45	%(D)	0.45%	0.45	%(D)
Net investment income (loss) to average net assets	1.76	%(D)	1.35%	0.98	%(D)
Portfolio turnover rate	8	%(C)	43%	33	%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.53		$6.86	$9.57	$10.59	$11.53	$11.15

Investment operations:
Net investment income (loss) (A)	0.06		0.13	0.15	0.20	0.21	0.20
Net realized and unrealized gain (loss)	(0.88)		2.66	(1.60)	0.43	(0.19)	1.92
Total investment operations	(0.82)		2.79	(1.45)	0.63	0.02	2.12
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.16)	(0.20)	(0.21)	(0.24)
Net realized gains	(1.34)		—	(1.10)	(1.45)	(0.75)	(1.50)
Total dividends and/or distributions to shareholders	(1.40)		(0.12)	(1.26)	(1.65)	(0.96)	(1.74)

Net asset value, end of period/year	$7.31		$9.53	$6.86	$9.57	$10.59	$11.53
Total return (B)	(9.71	)%(C)	40.92%	(17.52)%	8.43%	(0.20)%	20.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,384		$81,027	$69,391	$82,402	$83,567	$94,083
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(D)	1.02%	1.06%	1.05%	1.03%	1.01%
Including waiver and/or reimbursement and recapture	1.03	%(D)	1.02%	1.06%	1.05%	1.03%	1.01%
Net investment income (loss) to average net assets	1.45	%(D)	1.46%	1.94%	2.11%	1.85%	1.77%
Portfolio turnover rate	16	%(C)	164%	45%	55%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class C
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.48		$6.83	$9.52	$10.53	$11.47	$11.09

Investment operations:
Net investment income (loss) (A)	0.02		0.06	0.09	0.12	0.11	0.11
Net realized and unrealized gain (loss)	(0.87)		2.64	(1.59)	0.44	(0.19)	1.91
Total investment operations	(0.85)		2.70	(1.50)	0.56	(0.08)	2.02
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.05)	(0.09)	(0.12)	(0.11)	(0.14)
Net realized gains	(1.34)		—	(1.10)	(1.45)	(0.75)	(1.50)
Total dividends and/or distributions to shareholders	(1.36)		(0.05)	(1.19)	(1.57)	(0.86)	(1.64)

Net asset value, end of period/year	$7.27		$9.48	$6.83	$9.52	$10.53	$11.47
Total return (B)	(10.05	)%(C)	39.74%	(18.21)%	7.57%	(1.06)%	19.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,866		$2,271	$2,641	$5,836	$5,816	$7,080
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(D)	1.91%	1.93%	1.91%	1.86%	1.84%
Including waiver and/or reimbursement and recapture	1.90	%(D)	1.89%	1.90%	1.90%	1.86%	1.84%
Net investment income (loss) to average net assets	0.58	%(D)	0.68%	1.23%	1.25%	1.02%	0.96%
Portfolio turnover rate	16	%(C)	164%	45%	55%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.54		$6.86		$9.57	$10.59	$11.52	$11.14

Investment operations:
Net investment income (loss) (A)	0.07		0.15		0.17	0.21	0.22	0.21
Net realized and unrealized gain (loss)	(0.88)		2.66		(1.61)	0.44	(0.17)	1.93
Total investment operations	(0.81)		2.81		(1.44)	0.65	0.05	2.14
Contributions from affiliate	0.03	(B)	—		—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.17)	(0.22)	(0.23)	(0.26)
Net realized gains	(1.34)		—		(1.10)	(1.45)	(0.75)	(1.50)
Total dividends and/or distributions to shareholders	(1.41)		(0.13)		(1.27)	(1.67)	(0.98)	(1.76)

Net asset value, end of period/year	$7.35		$9.54		$6.86	$9.57	$10.59	$11.52
Total return	(9.23	)%(B)(C)	41.29%		(17.36)%	8.65%	0.06%	20.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,087		$4,463		$8,240	$12,013	$16,823	$17,286
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.85%		0.88%	0.87%	0.85%	0.84%
Including waiver and/or reimbursement and recapture	0.76	%(D)(E)(F)	0.77	%(F)	0.88%	0.87%	0.85%	0.84%
Net investment income (loss) to average net assets	1.74	%(D)	1.75%		2.16%	2.30%	1.98%	1.91%
Portfolio turnover rate	16	%(C)	164%		45%	55%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.03 to the class. The Total Return would have been 0.37% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2023. These amounts are not subject to recapture by TAM.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.53		$6.86	$9.57	$10.59	$11.53	$11.15

Investment operations:
Net investment income (loss) (A)	0.07		0.17	0.16	0.22	0.24	0.23
Net realized and unrealized gain (loss)	(0.88)		2.64	(1.59)	0.44	(0.19)	1.92
Total investment operations	(0.81)		2.81	(1.43)	0.66	0.05	2.15
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.18)	(0.23)	(0.24)	(0.27)
Net realized gains	(1.34)		—	(1.10)	(1.45)	(0.75)	(1.50)
Total dividends and/or distributions to shareholders	(1.41)		(0.14)	(1.28)	(1.68)	(0.99)	(1.77)

Net asset value, end of period/year	$7.31		$9.53	$6.86	$9.57	$10.59	$11.53
Total return	(9.57	)%(B)	41.31%	(17.26)%	8.77%	0.08%	20.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$229,608		$253,200	$420,958	$428,187	$484,565	$576,947
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.78%	0.77%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.78%	0.77%	0.75%	0.74%
Net investment income (loss) to average net assets	1.76	%(C)	1.97%	2.18%	2.40%	2.14%	2.07%
Portfolio turnover rate	16	%(B)	164%	45%	55%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Sustainable Equity Income
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$9.53		$6.86	$9.57	$10.59	$11.52	$11.15

Investment operations:
Net investment income (loss) (A)	0.07		0.16	0.16	0.22	0.24	0.21
Net realized and unrealized gain (loss)	(0.88)		2.65	(1.59)	0.44	(0.18)	1.93
Total investment operations	(0.81)		2.81	(1.43)	0.66	0.06	2.14
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.18)	(0.23)	(0.24)	(0.27)
Net realized gains	(1.34)		—	(1.10)	(1.45)	(0.75)	(1.50)
Total dividends and/or distributions to shareholders	(1.41)		(0.14)	(1.28)	(1.68)	(0.99)	(1.77)

Net asset value, end of period/year	$7.31		$9.53	$6.86	$9.57	$10.59	$11.52
Total return	(9.56	)%(B)	41.31%	(17.25)%	8.77%	0.17%	20.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,951		$3,364	$4,586	$4,518	$4,082	$3,524
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.78%	0.77%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.74%	0.78%	0.77%	0.75%	0.74%
Net investment income (loss) to average net assets	1.73	%(C)	1.93%	2.18%	2.37%	2.11%	1.90%
Portfolio turnover rate	16	%(B)	164%	45%	55%	22%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Unconstrained Bond
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$10.27		$9.89	$9.82

Investment operations:
Net investment income (loss) (B)	0.13		0.32	0.02
Net realized and unrealized gain (loss)	(0.52)		0.38	0.08
Total investment operations	(0.39)		0.70	0.10
Contributions from affiliate	—		—	—

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.32)	(0.02)
Net realized gains	(0.47)		—	—
Return of capital	—		—	(0.01)
Total dividends and/or distributions to shareholders	(0.64)		(0.32)	(0.03)

Net asset value, end of period/year	$9.24		$10.27	$9.89
Total return	(4.01	)%(C)	7.12%	0.98	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$970		$442	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.05	%(E)	1.08%	0.94	%(E)
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.05%	0.93	%(E)
Net investment income (loss) to average net assets	2.70	%(E)	3.07%	2.25	%(E)
Portfolio turnover rate	71	%(C)	70%	126%

(A)	Commenced operations on October 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$10.28		$9.89		$9.85		$9.85		$10.23		$9.92

Investment operations:
Net investment income (loss) (A)	0.14		0.34		0.28		0.41		0.37		0.22
Net realized and unrealized gain (loss)	(0.51)		0.39		0.08		0.00	(B)(C)	(0.38)		0.38
Total investment operations	(0.37)		0.73		0.36		0.41		(0.01)		0.60
Contributions from affiliate	0.00	(B)(D)	—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.34)		(0.27)		(0.36)		(0.33)		(0.29)
Net realized gains	(0.47)		—		—		—		(0.00	)(B)	—
Return of capital	—		—		(0.05)		(0.05)		(0.04)		—
Total dividends and/or distributions to shareholders	(0.67)		(0.34)		(0.32)		(0.41)		(0.37)		(0.29)

Net asset value, end of period/year	$9.24		$10.28		$9.89		$9.85		$9.85		$10.23
Total return	(3.83	)%(D)(E)	7.46%		3.83%		4.23%		(0.14)%		6.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,339		$46,222		$757		$869		$1,817		$2,110
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(F)(G)	0.79	%(G)	0.80	%(G)	0.83	%(G)	0.87	%(G)	0.91%
Including waiver and/or reimbursement and recapture	0.80	%(F)(G)(H)	0.78	%(G)	0.80	%(G)(H)	0.83	%(G)(H)	0.87	%(G)(H)	0.93%
Net investment income (loss) to average net assets	2.94	%(F)	3.28%		2.91%		4.22%		3.62%		2.18%
Portfolio turnover rate	71	%(E)	70%		126%		87%		72%		87%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.00% lower had the affiliate not made additional contributions.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$10.25		$9.87		$9.83		$9.81		$10.20		$9.91

Investment operations:
Net investment income (loss) (A)	0.15		0.35		0.30		0.42		0.40		0.27
Net realized and unrealized gain (loss)	(0.53)		0.38		0.07		0.02	(B)	(0.41)		0.35
Total investment operations	(0.38)		0.73		0.37		0.44		(0.01)		0.62
Contributions from affiliate	—		—		—		—		—		—

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.35)		(0.27)		(0.37)		(0.34)		(0.33)
Net realized gains	(0.47)		—		—		—		(0.00	)(C)	—
Return of capital	—		—		(0.06)		(0.05)		(0.04)		—
Total dividends and/or distributions to shareholders	(0.68)		(0.35)		(0.33)		(0.42)		(0.38)		(0.33)

Net asset value, end of period/year	$9.19		$10.25		$9.87		$9.83		$9.81		$10.20
Total return	(3.97	)%(D)	7.47%		3.93%		4.54%		(0.10)%		6.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,149,710		$1,196,450		$1,588,098		$993,309		$709,125		$266,887
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(E)(F)	0.70	%(F)	0.70	%(F)	0.73	%(F)	0.78	%(F)	0.81%
Including waiver and/or reimbursement and recapture	0.70	%(E)(F)	0.69	%(F)	0.69	%(F)	0.73	%(F)(G)	0.78	%(F)(G)	0.81%
Net investment income (loss) to average net assets	3.14	%(E)	3.42%		3.12%		4.25%		3.97%		2.70%
Portfolio turnover rate	71	%(D)	70%		126%		87%		72%		87%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class A
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$32.73		$25.92	$22.16	$20.92	$20.75		$16.87

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.12)	(0.08)	(0.06)	(0.07)		0.01
Net realized and unrealized gain (loss)	(5.71)		9.59	5.68	3.44	2.36		4.25
Total investment operations	(5.78)		9.47	5.60	3.38	2.29		4.26
Contributions from affiliate	—		—	—	—	—		—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.00	)(B)	(0.01)
Net realized gains	(3.92)		(2.66)	(1.84)	(2.14)	(2.12)		(0.37)
Total dividends and/or distributions to shareholders	(3.92)		(2.66)	(1.84)	(2.14)	(2.12)		(0.38)

Net asset value, end of period/year	$23.03		$32.73	$25.92	$22.16	$20.92		$20.75
Total return (C)	(19.92	)%(D)	38.69%	26.76%	19.17%	11.74%		25.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$746,687		$973,954	$764,325	$661,541	$550,529		$500,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)	1.02%	1.08%	1.16%	1.16%		1.18%
Including waiver and/or reimbursement and recapture	1.03	%(E)	1.02%	1.08%	1.16%	1.16%		1.18%
Net investment income (loss) to average net assets	(0.53	)%(E)	(0.42)%	(0.35)%	(0.32)%	(0.35)%		0.07%
Portfolio turnover rate	23	%(D)	25%	28%	37%	27%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2022 (unaudited)		October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$29.26		$23.58		$20.47		$19.63	$19.75	$16.18

Investment operations:
Net investment income (loss) (A)	(0.16)		(0.31)		(0.24)		(0.21)	(0.22)	(0.13)
Net realized and unrealized gain (loss)	(5.02)		8.65		5.19		3.19	2.22	4.07
Total investment operations	(5.18)		8.34		4.95		2.98	2.00	3.94
Contributions from affiliate	—		—		—		—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—	—	(0.00	)(B)
Net realized gains	(3.92)		(2.66)		(1.84)		(2.14)	(2.12)	(0.37)
Total dividends and/or distributions to shareholders	(3.92)		(2.66)		(1.84)		(2.14)	(2.12)	(0.37)

Net asset value, end of period/year	$20.16		$29.26		$23.58		$20.47	$19.63	$19.75
Total return (C)	(20.27	)%(D)	37.64%		25.72%		18.30%	10.78%	24.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,713		$18,427		$18,000		$18,378	$13,930	$48,087
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.83	%(E)	1.80%		1.87	%(F)	1.93%	1.96%	1.97%
Including waiver and/or reimbursement and recapture	1.83	%(E)	1.80	%(G)	1.87	%(F)(G)	1.93%	1.96%	1.97%
Net investment income (loss) to average net assets	(1.32	)%(E)	(1.19)%		(1.12)%		(1.09)%	(1.09)%	(0.72)%
Portfolio turnover rate	23	%(D)	25%		28%		37%	27%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$33.86		$26.67	$22.70	$21.31	$21.11	$17.15

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.06)	(0.02)	(0.01)	(0.01)	0.07
Net realized and unrealized gain (loss)	(5.94)		9.91	5.83	3.54	2.39	4.33
Total investment operations	(5.98)		9.85	5.81	3.53	2.38	4.40
Contributions from affiliate	0.04	(B)	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.06)	(0.07)
Net realized gains	(3.92)		(2.66)	(1.84)	(2.14)	(2.12)	(0.37)
Total dividends and/or distributions to shareholders	(3.92)		(2.66)	(1.84)	(2.14)	(2.18)	(0.44)

Net asset value, end of period/year	$24.00		$33.86	$26.67	$22.70	$21.31	$21.11
Total return	(19.74	)%(B)(C)	39.05%	27.07%	19.56%	12.01%	26.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$312,370		$388,235	$309,755	$266,730	$186,752	$183,788
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.78%	0.82%	0.86%	0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.78%	0.82%	0.86%	0.87%	0.88%
Net investment income (loss) to average net assets	(0.29	)%(D)	(0.18)%	(0.08)%	(0.03)%	(0.06)%	0.37%
Portfolio turnover rate	23	%(C)	25%	28%	37%	27%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was $0.04 to the class. The Total Return would have been 0.13% lower had the affiliate not made additional contributions.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$33.89		$26.68	$22.68	$21.27	$21.07	$17.13

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.02)	0.01	0.01	0.02	0.09
Net realized and unrealized gain (loss)	(5.94)		9.90	5.83	3.54	2.39	4.31
Total investment operations	(5.97)		9.88	5.84	3.55	2.41	4.40
Contributions from affiliate	—		—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	—	—	(0.09)	(0.09)
Net realized gains	(3.92)		(2.66)	(1.84)	(2.14)	(2.12)	(0.37)
Total dividends and/or distributions to shareholders	(3.92)		(2.67)	(1.84)	(2.14)	(2.21)	(0.46)

Net asset value, end of period/year	$24.00		$33.89	$26.68	$22.68	$21.27	$21.07
Total return	(19.79	)%(B)	39.17%	27.23%	19.70%	12.18%	26.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$616,381		$647,828	$529,573	$491,921	$190,514	$230,952
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(C)	0.67%	0.70%	0.74%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.68	%(C)	0.67%	0.70%	0.74%	0.75%	0.75%
Net investment income (loss) to average net assets	(0.18	)%(C)	(0.07)%	0.03%	0.07%	0.08%	0.50%
Portfolio turnover rate	23	%(B)	25%	28%	37%	27%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods indicated:	Transamerica US Growth
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021 (A)
Net asset value, beginning of period	$33.89		$29.89

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.03)
Net realized and unrealized gain (loss)	(5.94)		4.03
Total investment operations	(5.97)		4.00
Contributions from affiliate	—		—

Dividends and/or distributions to shareholders:
Net realized gains	(3.92)		—

Net asset value, end of period	$24.00		$33.89
Total return	(19.79	)%(C)	13.38	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$1,386		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(D)	0.67	%(D)
Including waiver and/or reimbursement and recapture	0.68	%(D)	0.67	%(D)
Net investment income (loss) to average net assets	(0.22	)%(D)	(0.23	)%(D)
Portfolio turnover rate	23	%(C)	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class T
April 30, 2022 (unaudited)	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$107.77	$79.77	$64.44	$56.19	$52.20	$41.76

Investment operations:
Net investment income (loss) (A)	(0.11)	(0.11)	(0.01)	0.02	0.00	(B)	0.20
Net realized and unrealized gain (loss)	(20.52)	30.77	17.18	10.37	6.16	10.66
Total investment operations	(20.63)	30.66	17.17	10.39	6.16	10.86
Contributions from affiliate	—	—	—	—	—	—

Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.05)	(0.05)
Net realized gains	(3.92)	(2.66)	(1.84)	(2.14)	(2.12)	(0.37)
Total dividends and/or distributions to shareholders	(3.92)	(2.66)	(1.84)	(2.14)	(2.17)	(0.42)

Net asset value, end of period/year	$83.22	$107.77	$79.77	$64.44	$56.19	$52.20
Total return (C)	(19.83	)%(D)	39.15%	27.17%	19.63%	12.10%	26.24%

Ratios and supplemental data:
Net assets end of period/year (000’s)	$145,934	$189,010	$144,510	$125,598	$113,486	$109,183
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.75%	0.80%	0.81%	0.82%
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.75%	0.80%	0.81%	0.82%
Net investment income (loss) to average net assets	(0.22	)%(E)	(0.11)%	(0.02)%	0.04%	0.02%	0.43%
Portfolio turnover rate	23	%(D)	25%	28%	37%	27%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

At April 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”) (A)	A,C,I,I2,R,R6
Transamerica Capital Growth (“Capital Growth”) (A)	A,C,I,I2,R,R6
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	A,C,I,I2,R6
Transamerica Emerging Markets Opportunities (“Emerging Markets Opportunities”)	I,I2,R6
Transamerica Energy Infrastructure (“Energy Infrastructure”)	A,C,I,I2
Transamerica Floating Rate (“Floating Rate”)	A,C,I,I2
Transamerica Government Money Market (“Government Money Market”)	A,C,I,I2,I3,R2,R4
Transamerica High Quality Bond (“‘High Quality Bond”)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”)	A,C,I,I2,I3,R,R4,R6
Transamerica High Yield ESG (“High Yield ESG”)	I,I2
Transamerica High Yield Muni (“High Yield Muni”)	A,C,I,I2
Transamerica Inflation Opportunities (“Inflation Opportunities”)	A,C,I,I2,R6
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”)	I2,I3,R,R4,R6
Transamerica Intermediate Muni (“Intermediate Muni”)	A,C,I,I2
Transamerica International Equity (“International Equity”) (B)	A,C,I,I2,I3,R,R4,R6
Transamerica International Focus (“International Focus”) (C)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica International Stock (“International Stock”)	A,I,I2,R6
Transamerica Large Cap Value (“Large Cap Value”)	A,C,I,I2,R6
Transamerica Large Core (“Large Core”)	I3,R,R4
Transamerica Large Growth (“Large Growth”)	I3,R,R4,R6
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)	A,C,I,I2,I3,R,R4,R6
Transamerica Multi-Asset Income (“Multi-Asset Income”)	A,C,I,I2
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”) (A)	A,C,I,R,R6
Transamerica Short-Term Bond (“Short-Term Bond”)	A,C,I,I2,R6
Transamerica Small Cap Growth (“Small Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Value (“Small Cap Value”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)	A,C,I,I2,R6
Transamerica Sustainable Bond (“Sustainable Bond”)	I,I2
Transamerica Sustainable Equity Income (“Sustainable Equity Income”)	A,C,I,I2,R6
Transamerica Unconstrained Bond (“Unconstrained Bond”)	A,I,I2
Transamerica US Growth (“US Growth”)	A,C,I,I2,R6,T

(A)	Class R commenced operations on March 1, 2022.
(B)	Transamerica Global Equity merged into International Equity on December 10, 2021.
(C)	Formerly, Transamerica International Growth.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares automatically convert to Class A shares after eight years from the date of purchase.

Effective as of March 31, 2021, Government Money Market closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping.

Emerging Markets Debt, Energy Infrastructure and High Yield Muni are “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

1. ORGANIZATION (continued)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statements of Operations. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statements of Assets and Liabilities.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2022, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Emerging Markets Opportunities	$4,585
Energy Infrastructure	251
International Equity	80,172
International Small Cap Value	4,269
International Stock	10,302
Large Cap Value	2,141
Large Core	3,042
Large Growth	285
Large Value Opportunities	4,704
Mid Cap Growth	1,023
Mid Cap Value Opportunities	35,034
Multi-Asset Income	1,817
Multi-Managed Balanced	3,136
Small Cap Growth	516
Small Cap Value	44,842
Small/Mid Cap Value	30,094
US Growth	1,018

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statements of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statements of Operations. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Athenahealth, Inc., Delayed Draw Term Loan	$178,986	$(1,995)
BCPE North Star US HoldCo 2, Inc., Delayed Draw Term Loan	134,531	(3,765)
Forefront Management Holdings LLC, Delayed Draw Term Loan	313,976	1,172
Hillman Group Inc., Delayed Draw Term Loan	206,705	(5,160)
Perrigo Investments LLC, Delayed Draw Term Loan	135,682	339
Refficiency Holdings LLC, Delayed Draw Term Loan	347,621	(3,795)
VT Topco, Inc., Delayed Draw Term Loan	111,438	(748)
Total	$1,428,939	$(13,952)

Unconstrained Bond
Athenahealth, Inc., Delayed Draw Term Loan	$99,921	$(819)
DiversiTech Holdings, Inc., Delayed Draw Term Loan	46,977	(782)
New Arclin US Holding Corp., Delayed Draw Term Loan	19,653	(474)
Pro Mach Group, Inc., Delayed Draw Term Loan	12,386	(72)
Service Logic Acquisition, Inc., Delayed Draw Term Loan	36,157	(348)
Trident TPI Holdings, Inc., Delayed Draw Term Loan	10,743	(150)
Total	$225,837	$2,645

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Open funded loan participations and assignments at April 30, 2022, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2022, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2022, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2022.

Repurchase agreements at April 30, 2022, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each applicable Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2022. Funds not listed in the subsequent table did not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$43,779	$—	$—	$—	$43,779
Corporate Debt Securities	1,278,203	—	—	—	1,278,203
Foreign Government Obligations	197,673	—	—	—	197,673
Total Securities Lending Transactions	$1,519,655	$—	$—	$—	$1,519,655
Total Borrowings	$1,519,655	$—	$—	$—	$1,519,655

Bond
Securities Lending Transactions
Corporate Debt Securities	$19,924,616	$—	$—	$—	$19,924,616
Foreign Government Obligations	581,926	—	—	—	581,926
U.S. Government Obligations	9,677,821	—	—	—	9,677,821
Total Securities Lending Transactions	$30,184,363	$—	$—	$—	$30,184,363
Total Borrowings	$30,184,363	$—	$—	$—	$30,184,363

Capital Growth
Securities Lending Transactions
Common Stocks	$112,866,836	$—	$—	$—	$112,866,836
Total Borrowings	$112,866,836	$—	$—	$—	$112,866,836

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$5,429,651	$—	$—	$—	$5,429,651
Foreign Government Obligations	3,996,274	—	—	—	3,996,274
Total Securities Lending Transactions	$9,425,925	$—	$—	$—	$9,425,925
Total Borrowings	$9,425,925	$—	$—	$—	$9,425,925

Emerging Markets Opportunities
Securities Lending Transactions
Common Stocks	$381,995	$—	$—	$—	$381,995
Total Borrowings	$381,995	$—	$—	$—	$381,995

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Energy Infrastructure
Securities Lending Transactions
Common Stocks	$2,636,555	$—	$—	$—	$2,636,555
Total Borrowings	$2,636,555	$—	$—	$—	$2,636,555

Floating Rate
Securities Lending Transactions
Exchange-Traded Funds	$26,345	$—	$—	$—	$26,345
Total Borrowings	$26,345	$—	$—	$—	$26,345

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$3,389,848	$—	$—	$—	$3,389,848
Total Borrowings	$3,389,848	$—	$—	$—	$3,389,848

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$124,987,378	$—	$—	$—	$124,987,378
Total Borrowings	$124,987,378	$—	$—	$—	$124,987,378

High Yield ESG
Securities Lending Transactions
Corporate Debt Securities	$2,495,080	$—	$—	$—	$2,495,080
Total Borrowings	$2,495,080	$—	$—	$—	$2,495,080

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$2,157,750	$—	$—	$—	$2,157,750
Total Borrowings	$2,157,750	$—	$—	$—	$2,157,750

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$1,636,101	$—	$—	$—	$1,636,101
U.S. Government Obligations	2,228,397	—	—	—	2,228,397
Total Securities Lending Transactions	$3,864,498	$—	$—	$—	$3,864,498
Total Borrowings	$3,864,498	$—	$—	$—	$3,864,498

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$5,174,296	$—	$—	$—	$5,174,296
U.S. Government Obligations	1,653,235	—	—	—	1,653,235
Total Securities Lending Transactions	$6,827,531	$—	$—	$—	$6,827,531
Total Borrowings	$6,827,531	$—	$—	$—	$6,827,531

International Equity
Securities Lending Transactions
Common Stocks	$348,764,521	$—	$—	$—	$348,764,521
Total Borrowings	$348,764,521	$—	$—	$—	$348,764,521

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

International Focus
Securities Lending Transactions
Common Stocks	$82,804,472	$—	$—	$—	$82,804,472
Total Borrowings	$82,804,472	$—	$—	$—	$82,804,472

International Small Cap Value
Securities Lending Transactions
Common Stocks	$23,713,203	$—	$—	$—	$23,713,203
Total Borrowings	$23,713,203	$—	$—	$—	$23,713,203

International Stock
Securities Lending Transactions
Common Stocks	$24,300	$—	$—	$—	$24,300
Total Borrowings	$24,300	$—	$—	$—	$24,300

Large Growth
Securities Lending Transactions
Common Stocks	$18,119,422	$—	$—	$—	$18,119,422
Total Borrowings	$18,119,422	$—	$—	$—	$18,119,422

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$2,710,038	$—	$—	$—	$2,710,038
Total Borrowings	$2,710,038	$—	$—	$—	$2,710,038

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$3,979,919	$—	$—	$—	$3,979,919
Total Borrowings	$3,979,919	$—	$—	$—	$3,979,919

Multi-Asset Income
Securities Lending Transactions
Preferred Stocks	$2,389,612	$—	$—	$—	$2,389,612
Exchange-Traded Funds	21,026,969	—	—	—	21,026,969
Corporate Debt Securities	24,096,596	—	—	—	24,096,596
Total Securities Lending Transactions	$47,513,177	$—	$—	$—	$47,513,177
Total Borrowings	$47,513,177	$—	$—	$—	$47,513,177

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$189,974	$—	$—	$—	$189,974
Corporate Debt Securities	1,823,261	—	—	—	1,823,261
U.S. Government Obligations	342,371	—	—	—	342,371
Total Securities Lending Transactions	$2,355,606	$—	$—	$—	$2,355,606
Total Borrowings	$2,355,606	$—	$—	$—	$2,355,606

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$4,373,158	$—	$—	$—	$4,373,158
Total Borrowings	$4,373,158	$—	$—	$—	$4,373,158

Small Cap Growth
Securities Lending Transactions
Common Stocks	$1,027,216	$—	$—	$—	$1,027,216
Total Borrowings	$1,027,216	$—	$—	$—	$1,027,216

Small Cap Value
Securities Lending Transactions
Common Stocks	$2,547,648	$—	$—	$—	$2,547,648
Total Borrowings	$2,547,648	$—	$—	$—	$2,547,648

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$50,639	$—	$—	$—	$50,639
Total Borrowings	$50,639	$—	$—	$—	$50,639

Sustainable Bond
Securities Lending Transactions
Corporate Debt Securities	$1,054,013	$—	$—	$—	$1,054,013
Total Borrowings	$1,054,013	$—	$—	$—	$1,054,013

Sustainable Equity Income
Securities Lending Transactions
Common Stocks	$983,730	$—	$—	$—	$983,730
Total Borrowings	$983,730	$—	$—	$—	$983,730

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$39,984,510	$—	$—	$—	$39,984,510
U.S. Government Obligations	31,091,618	—	—	—	31,091,618
Total Securities Lending Transactions	$71,076,128	$—	$—	$—	$71,076,128
Total Borrowings	$71,076,128	$—	$—	$—	$71,076,128

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Funds, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2022, if any, are listed within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2022. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$5,880,612	$—	$—	$—	$5,880,612
Total	$—	$5,880,612	$—	$—	$—	$5,880,612

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$302,812	$—	$—	$—	$302,812
Total	$—	$302,812	$—	$—	$—	$302,812

Inflation Opportunities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$1,615,698	$—	$—	$—	$1,615,698
Total	$—	$1,615,698	$—	$—	$—	$1,615,698

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$378,301	$—	$—	$—	$378,301
Total	$—	$378,301	$—	$—	$—	$378,301

Large Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$604,283	$—	$—	$—	$604,283
Total	$—	$604,283	$—	$—	$—	$604,283

Short-Term Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,977,497	$—	$—	$—	$—	$2,977,497
Total	$2,977,497	$—	$—	$—	$—	$2,977,497

Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$10,366,722	$—	$—	$—	$—	$10,366,722
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	5,116,111	—	—	—	5,116,111
Total	$10,366,722	$5,116,111	$—	$—	$—	$15,482,833

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(30,759)	$—	$—	$(30,759)
Total	$—	$—	$(30,759)	$—	$—	$(30,759)

Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(22,846)	$—	$—	$—	$—	$(22,846)
Total	$(22,846)	$—	$—	$—	$—	$(22,846)

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(160,784)	$—	$—	$—	$(160,784)
Total	$—	$(160,784)	$—	$—	$—	$(160,784)

Emerging Markets Opportunities
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(357,454)	$—	$—	$(357,454)
Total	$—	$—	$(357,454)	$—	$—	$(357,454)

Inflation Opportunities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(69,142)	$—	$—	$—	$(69,142)
Total	$—	$(69,142)	$—	$—	$—	$(69,142)

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(845)	$—	$—	$—	$(845)
Total	$—	$(845)	$—	$—	$—	$(845)

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(438,434)	$—	$—	$(438,434)
Total	$—	$—	$(438,434)	$—	$—	$(438,434)

Short-Term Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(2,158,961)	$—	$—	$—	$—	$(2,158,961)
Total	$(2,158,961)	$—	$—	$—	$—	$(2,158,961)

Unconstrained Bond
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(33,617)	$—	$—	$—	$(33,617)
Total	$—	$(33,617)	$—	$—	$—	$(33,617)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$(7,875)	$—	$(11,144)	$—	$—	$(19,019)
Total	$(7,875)	$—	$(11,144)	$—	$—	$(19,019)

Bond
Futures contracts	$(13,924)	$—	$—	$—	$—	$(13,924)
Total	$(13,924)	$—	$—	$—	$—	$(13,924)

Capital Growth
Purchased options and swaptions (A)	$—	$(14,370,561)	$—	$—	$—	$(14,370,561)
Total	$—	$(14,370,561)	$—	$—	$—	$(14,370,561)

Emerging Markets Debt
Forward foreign currency contracts	$—	$(629,411)	$—	$—	$—	$(629,411)
Total	$—	$(629,411)	$—	$—	$—	$(629,411)

Emerging Markets Opportunities
Futures contracts	$—	$—	$(1,421,767)	$—	$—	$(1,421,767)
Forward foreign currency contracts	—	(8,379)	—	—	—	(8,379)
Total	$—	$(8,379)	$(1,421,767)	$—	$—	$(1,430,146)

High Yield Muni
Written options and swaptions	$—	$—	$264,219	$—	$—	$264,219
Total	$—	$—	$264,219	$—	$—	$264,219

Inflation Opportunities
Forward foreign currency contracts	$—	$805,746	$—	$—	$—	$805,746
Total	$—	$805,746	$—	$—	$—	$805,746
Inflation-Protected Securities
Forward foreign currency contracts	$—	$387,360	$—	$—	$—	$387,360
Total	$—	$387,360	$—	$—	$—	$387,360

Intermediate Bond
Futures contracts	$(137,422)	$—	$—	$—	$—	$(137,422)
Total	$(137,422)	$—	$—	$—	$—	$(137,422)

Intermediate Muni
Written options and swaptions	$—	$—	$1,015,777	$—	$—	$1,015,777
Total	$—	$—	$1,015,777	$—	$—	$1,015,777

Large Growth
Purchased options and swaptions (A)	$—	$(1,590,189)	$—	$—	$—	$(1,590,189)
Total	$—	$(1,590,189)	$—	$—	$—	$(1,590,189)

Multi-Managed Balanced
Futures contracts	$(90,528)	$—	$(863,039)	$—	$—	$(953,567)
Total	$(90,528)	$—	$(863,039)	$—	$—	$(953,567)

Short-Term Bond
Futures contracts	$4,272,776	$—	$—	$—	$—	$4,272,776
Total	$4,272,776	$—	$—	$—	$—	$4,272,776

Unconstrained Bond
Futures contracts	$16,630,305	$—	$—	$—	$—	$16,630,305
Forward foreign currency contracts	—	4,681,114	—	—	—	4,681,114
Total	$16,630,305	$4,681,114	$—	$—	$—	$21,311,419

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$2,819	$—	$(75,713)	$—	$—	$(72,894)
Total	$2,819	$—	$(75,713)	$—	$—	$(72,894)

Bond
Futures contracts	$(22,898)	$—	$—	$—	$—	$(22,898)
Total	$(22,898)	$—	$—	$—	$—	$(22,898)

Capital Growth
Purchased options and swaptions (B)	$—	$9,277,456	$—	$—	$—	$9,277,456
Total	$—	$9,277,456	$—	$—	$—	$9,277,456

Emerging Markets Debt
Forward foreign currency contracts	$—	$(98,926)	$—	$—	$—	$(98,926)
Total	$—	$(98,926)	$—	$—	$—	$(98,926)

Emerging Markets Opportunities
Futures contracts	$—	$—	$(338,488)	$—	$—	$(338,488)
Total	$—	$—	$(338,488)	$—	$—	$(338,488)

Inflation Opportunities
Forward foreign currency contracts	$—	$1,430,499	$—	$—	$—	$1,430,499
Total	$—	$1,430,499	$—	$—	$—	$1,430,499

Inflation-Protected Securities
Forward foreign currency contracts	$—	$409,888	$—	$—	$—	$409,888
Total	$—	$409,888	$—	$—	$—	$409,888

Intermediate Bond
Futures contracts	$53,559	$—	$—	$—	$—	$53,559
Total	$53,559	$—	$—	$—	$—	$53,559

Large Growth
Purchased options and swaptions (B)	$—	$1,063,386	$—	$—	$—	$1,063,386
Total	$—	$1,063,386	$—	$—	$—	$1,063,386

Multi-Managed Balanced
Futures contracts	$35,055	$—	$(715,063)	$—	$—	$(680,008)
Total	$35,055	$—	$(715,063)	$—	$—	$(680,008)

Short-Term Bond
Futures contracts	$(379,998)	$—	$—	$—	$—	$(379,998)
Total	$(379,998)	$—	$—	$—	$—	$(379,998)

Unconstrained Bond
Futures contracts	$5,391,281	$—	$—	$—	$—	$5,391,281
Forward foreign currency contracts	—	2,417,232	—	—	—	2,417,232
Total	$5,391,281	$2,417,232	$—	$—	$—	$7,808,513

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2022.

	Balanced II	Bond	Capital Growth	Emerging Markets Debt	Emerging Markets Opportunities
Options:
Average value of option contracts purchased	$—	$—	$4,470,952	$—	$—
Futures contracts:
Average notional value of contracts — long	986,956	191,111	—	—	19,925,137
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	—	29,677,423	841,278
Average contract amounts sold — in USD	—	—	—	27,705,690	95,108

	High Yield Muni	Inflation Opportunities	Inflation- Protected Securities	Intermediate Bond	Intermediate Muni
Options:
Average value of option contracts written	$(1,050)	$—	$—	$—	$(10,500)
Futures contracts:
Average notional value of contracts — long	—	—	—	4,918,003	—
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	1,998,330	779,381	—	—
Average contract amounts sold — in USD	—	27,267,139	10,711,029	—	—

	Large Growth	Multi- Managed Balanced	Short-Term Bond	Unconstrained Bond
Options:
Average value of option contracts purchased	$461,118	$—	$—	$—
Futures contracts:
Average notional value of contracts — long	—	14,163,957	89,121,660	—
Average notional value of contracts — short	—	—	(97,984,959)	(278,956,330)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	—	—	—	6,389,216
Average contract amounts sold — in USD	—	—	—	108,556,129

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2022. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Capital Growth
Goldman Sachs International	$4,052,466	$—	$(1,320,000)	$2,732,466	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,828,146	—	(1,743,000)	85,146	—	—	—	—

Total	$5,880,612	$—	$(3,063,000)	$2,817,612	$—	$—	$—	$—

Emerging Markets Debt
Goldman Sachs Bank	$37,480	$(20,042)	$—	$17,438	$20,042	$(20,042)	$—	$—
HSBC Bank USA	54,010	(11,148)	—	42,862	11,148	(11,148)	—	—
JPMorgan Chase Bank, N.A.	12,394	—	—	12,394	—	—	—	—
Morgan Stanley Capital Services, Inc.	154,694	(105,547)	(49,147)	—	105,547	(105,547)	—	—
Standard Chartered Bank	44,234	(10,276)	(33,958)	—	10,276	(10,276)	—	—
Other Derivatives (C)	—	—	—	—	13,771	—	—	13,771

Total	$302,812	$(147,013)	$(83,105)	$72,694	$160,784	$(147,013)	$—	$13,771

Inflation Opportunities
JPMorgan Securities LLC	$1,615,698	$(69,142)	$—	$1,546,556	$69,142	$(69,142)	$—	$—

Total	$1,615,698	$(69,142)	$—	$1,546,556	$69,142	$(69,142)	$—	$—

Inflation-Protected Securities
JPMorgan Securities LLC	$378,301	$(845)	$—	$377,456	$845	$(845)	$—	$—

Total	$378,301	$(845)	$—	$377,456	$845	$(845)	$—	$—

Large Growth
Goldman Sachs International	$413,417	$—	$(200,000)	$213,417	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	190,866	—	(190,000)	866	—	—	—	—

Total	$604,283	$—	$(390,000)	$214,283	$—	$—	$—	$—

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Unconstrained Bond
JPMorgan Securities LLC	$5,116,111	$(33,617)	$(2,096,271)	$2,986,223	$33,617	$(33,617)	$—	$—
Other Derivatives (C)	10,366,722	—	—	10,366,722	—	—	—	—

Total	$15,482,833	$(33,617)	$(2,096,271)	$13,352,945	$33,617	$(33,617)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of a Fund’s securities and assets fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a Fund’s investments.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Europe. A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Additional Market Disruption. Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Asset class allocation risk: A Fund’s investment performance is significantly impacted by a Fund’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. A Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Convertible securities risk: Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by a Fund or a counterparty to a financial contract with a Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, a Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on a Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to a Fund. In certain cases, a Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. A Fund may, under the current asset segregation and coverage regulatory framework, be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. The SEC has adopted new Rule 18f-4 under the 1940 Act, which provides a comprehensive regulatory framework for the use of derivatives by registered investment companies and set limits on a Fund’s investments in derivatives. Compliance with Rule 18f-4 is not required until August 2022, but the rule may impact a Fund’s use of derivatives before that date. Rule 18f-4 could have an adverse impact on a Fund’s performance and its ability to implement its investment strategies as it has historically.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by a Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. A Fund’s emphasis on dividend paying stocks could cause a Fund’s share price and total return to fluctuate more than, or cause a Fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as a Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.

Energy sector risk: Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries. Such events and related conditions may lead to disputes among oil-producing countries and potential limits on the production of crude oil, leading to increased volatility in the energy sector.

Environmental, social and governance (“ESG”) investing risk: Applying the sub-adviser’s ESG criteria to its investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment. The Fund’s investments may include securities of issuers that derive revenue from non-ESG activities. ESG information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a Fund not receiving proceeds from the sale of a loan for an extended period. As a result, a Fund may be subject to greater “Liquidity” risk than a Fund that does not invest in floating rate loans and a Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

Government money market fund risk: Transamerica Government Money Market operates as a “government” money market fund under applicable federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for a Fund.

Industry concentration risk: A Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, a Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. A Fund faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses.

Large capitalization companies risk: A Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on a Fund, issuers of instruments in which a Fund invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on a Fund or a Fund’s investments cannot yet be determined.

Liquidity risk: A Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. If a Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, a Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a Fund to sell. This may prevent a Fund from limiting losses.

Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. Energy and natural resources MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of a Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Medium capitalization companies risk: A Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose a Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for a Fund.

Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact a Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.

Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Repurchase agreements risk: In a repurchase agreement, a Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from a Fund at a later date, and at a specified price. The securities purchased serve as a Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a Fund is entitled to sell the securities, but a Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that a Fund will not have a right to the securities, or the immediate right to sell the securities.

Small capitalization companies risk: A Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Sustainability investing risk: Applying the sub-adviser’s sustainability assessment framework to its investment analysis for a Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, a Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact a Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact a Fund’s investment performance. Securities of companies meeting the sub-adviser’s sustainability criteria may shift into and out of favor depending on market and economic conditions, and a Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. The sub-adviser monitors a Fund’s holdings based on the latest publicly available information. Any delay in obtaining public information regarding a Fund’s holdings could result in a Fund holding an investment that no longer meets a Fund’s sustainability investing principals. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessment. A Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to Balanced II, Bond, Floating Rate, High Yield Bond, High Yield ESG, Intermediate Bond, Multi-Managed Balanced, Short-Term Bond and Sustainable Bond, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the applicable Funds, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

With respect to Sustainable Equity Income, TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, AAM UK, TFS and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2022, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Balanced II	$113,606,101	100.00%
Bond	354,285,375	23.94
Capital Growth	45,984,475	2.02
Emerging Markets Debt	86,843,658	27.61
Emerging Markets Opportunities	955,912,552	91.13
Energy Infrastructure	62,574,021	40.42
Floating Rate	330,978,915	64.87
Government Money Market	332,608,932	53.24
High Quality Bond	161,963,509	100.00
High Yield Bond	1,021,488,094	54.25
High Yield ESG	19,535,562	99.64
High Yield Muni	16,216	0.01
Inflation Opportunities	95,712,885	71.60
Inflation-Protected Securities	100,971,115	100.00
Intermediate Bond	1,368,562,346	96.16
Intermediate Muni	10,524	0.00	(A)
International Equity	1,480,103,645	28.96
International Focus	1,094,130,073	96.91

Fund	Account Balance	Percentage of Net Assets
International Small Cap Value	$380,767,273	58.47%
International Stock	107,251,443	84.73
Large Cap Value	2,118,234,117	88.73
Large Core	172,029,125	96.79
Large Growth	739,736,956	95.67
Large Value Opportunities	349,402,134	98.94
Mid Cap Growth	288,897,482	91.63
Mid Cap Value Opportunities	444,089,853	32.62
Multi-Asset Income	16,202	0.00	(A)
Multi-Managed Balanced	24,293,942	1.96
Short-Term Bond	118,196,453	3.45
Small Cap Growth	59,245,250	35.20
Small Cap Value	404,041,992	91.13
Small/Mid Cap Value	69,619,582	8.49
Sustainable Bond	22,186,856	99.98
Sustainable Equity Income	256,305,691	84.34
Unconstrained Bond	1,149,942,219	94.80
US Growth	615,417,576	33.53

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Capital Growth
First $1.5 billion	0.7075
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $5 billion	0.6300
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100
Emerging Markets Opportunities
First $250 million	0.8300
Over $250 million up to $500 million	0.8000
Over $500 million	0.7500
Energy Infrastructure
First $250 million	1.0540
Over $250 million up to $500 million	1.0400
Over $500 million up to $1 billion	0.9600
Over $1 billion up to $2 billion	0.8500
Over $2 billion	0.8000
Floating Rate
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Government Money Market
First $1 billion	0.2400
Over $1 billion up to $3 billion	0.2200
Over $3 billion	0.2100
High Quality Bond	0.3800
High Yield Bond (A)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
High Yield ESG (A)
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $250 million	0.4900
Over $250 million up to $1 billion	0.4300
Over $1 billion	0.3800
Inflation Protected-Securities	0.3800

Fund	Rate
Intermediate Bond
First $2 billion	0.3800%
Over $2 billion up to $3.5 billion	0.3650
Over $3.5 billion up to $5 billion	0.3600
Over $5 billion	0.3550
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825
International Equity
Effective December 10, 2021
First $250 million	0.7700
Over $250 million up to $1 billion	0.7400
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion up to $8 billion	0.6800
Over $8 billion	0.6600
Prior to December 10, 2021
First $500 million	0.7700
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion	0.6800
International Focus
First $500 million	0.7700
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million Over $750 million up to $1 billion	0.9300 0.8800
Over $1 billion	0.8400
International Stock
First $500 million	0.7000
Over $500 million up to $1 billion	0.6800
Over $1 billion up to $2 billion	0.6700
Over $2 billion up to $3 billion	0.6400
Over $3 billion	0.6300
Large Cap Value (B)
First $1billion	0.5940
Over $1 billion up to $2 billion	0.5800
Over $2 billion up to $3 billion	0.5600
Over $3 billion	0.5400

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Large Core
First $250 million	0.4500%
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Large Growth
First $1 billion	0.6500
Over $1 billion up to $1.5 billion	0.6350
Over $1.5 billion up to $2 billion	0.6150
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
Large Value Opportunities
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Mid Cap Growth
First $200 million	0.7050
Over $200 million up to $1 billion	0.6850
Over $1 billion	0.6700
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
Multi-Asset Income
First $500 million	0.5740
Over $500 million up to $1 billion	0.5700
Over $1 billion up to $1.5 billion	0.5450
Over $1.5 billion up to $2 billion	0.5350
Over $2 billion	0.5150
Multi-Managed Balanced
First $500 million	0.6100
Over $500 million up to $1 billion	0.5900
Over $1 billion up to $1.5 billion	0.5600
Over $1.5 billion up to $2 billion	0.5500
Over $2 billion up to $5 billion	0.5200
Over $5 billion	0.5000
Short-Term Bond
First $250 million	0.4200
Over $250 million up to $500 million	0.3900
Over $500 million up to $1 billion	0.3700
Over $1 billion	0.3600

Fund	Rate
Small Cap Growth
First $300 million	0.8700%
Over $300 million	0.8300
Small Cap Value
First $300 million	0.8000
Over $300 million up to $800 million	0.7500
Over $800 million	0.7100
Small/Mid Cap Value
First $350 million	0.7900
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250
Sustainable Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Sustainable Equity Income (B)
First $500 million	0.6630
Over $500 million up to $1 billion	0.5800
Over $1 billion up to $1.5 billion	0.5500
Over $1.5 billion	0.5300
Unconstrained Bond
First $500 million	0.6500
Over $500 million up to $1 billion	0.6400
Over $1 billion up to $2 billion	0.6200
Over $2 billion	0.6100
US Growth
First $500 million	0.6800
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500

(A)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2023.
(B)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2023.

On April 18, 2022, TFS, the Funds’ transfer agent, returned to Class I of applicable Funds certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as a “Contributions from affiliate” within each applicable Fund’s Statement of Assets and Liabilities and Financial Highlights in this shareholder report.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses (with exception to Intermediate Muni and Multi-Asset Income), interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.66%
Class R	1.10
Bond
Class A	0.93	0.97%
Class C	1.60	1.65
Class I	0.50
Class I2, Class R6	0.52
Class R (D)	1.18
Capital Growth
Class A	1.16
Class C	1.90
Class I	0.83	0.88
Class I2	0.78
Class R (D)	1.41
Class R6	0.74	0.78
Emerging Markets Debt
Class A	1.25
Class C	2.00
Class I, Class I2, Class R6	0.85
Emerging Markets Opportunities
Class I	0.98
Class I2, Class R6	0.95
Energy Infrastructure
Class A	1.60
Class C	2.35
Class I	1.35
Class I2	1.25
Floating Rate
Class A	1.05
Class C	1.80
Class I, Class I2	0.80
Government Money Market
Class A	0.66	0.73
Class C	1.44	1.48
Class I, Class I3	0.38
Class I2	0.35	0.38
Class R2	0.80
Class R4	0.50
High Quality Bond
Class I3	0.51	0.52
Class R	1.00
Class R4	0.65

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
High Yield Bond
Class A	1.09%
Class C	1.85
Class I	0.79
Class I2, Class I3, Class R6	0.67
Class R	1.10
Class R4	0.85
High Yield ESG
Class I	0.85
Class I2	0.75
High Yield Muni
Class A	1.01
Class C	1.76
Class I	0.76
Class I2	0.73	0.76%
Inflation Opportunities
Class A	1.00
Class C	1.71
Class I	0.65
Class I2, Class R6	0.64
Inflation-Protected Securities
Class I3	0.53
Class R	1.00
Class R4	0.65
Intermediate Bond
Class I2	0.50
Class I3, Class R6	0.46	0.50
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85
Class C	1.54	1.60
Class I	0.49
Class I2	0.60
International Equity
Class A	1.25
Class C	2.00
Class I	1.00
Class I2, Class I3, Class R6	0.90
Class R	1.40
Class R4	1.15

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
International Focus
Class A	1.20%
Class I	1.05
Class I2	0.95
Class R6	0.87	0.95%
International Small Cap Value
Class I	1.16	1.22
Class I2	1.12
International Stock
Class A	1.25
Class I	1.00
Class I2	0.95
Class R6	0.92	0.95
Large Cap Value
Class A	1.09	1.15
Class C	1.83	1.90
Class I	0.77	0.83
Class I2	0.72
Class R6	0.67	0.72
Large Core
Class I3	0.65
Class R	1.15
Class R4	0.81	0.83
Large Growth
Class I3, Class R6	0.74	0.75
Class R	1.25
Class R4	0.90
Large Value Opportunities
Class I3	0.65
Class R	1.00
Class R4	0.75
Mid Cap Growth
Class A	1.30
Class C	1.99	2.05
Class I	0.98
Class I2, Class I3, Class R6	0.85
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A	1.20
Class C	1.95
Class I, Class R4	0.90
Class I2, Class I3, Class R6	0.80
Class R	1.25

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Multi-Asset Income
Class A	1.12%
Class C	1.87
Class I	0.72
Class I2	0.83
Multi-Managed Balanced
Class A	1.09	1.15%
Class C	1.84	1.90
Class I	0.83
Class R (D)	1.34
Class R6	0.70	0.73
Short-Term Bond
Class A	0.84
Class C	1.56
Class I	0.57
Class I2, Class R6	0.50
Small Cap Growth
Class A	1.40
Class C	2.13	2.15
Class I	1.10	1.15
Class I2, Class I3, Class R6	1.00
Class R	1.55
Class R4	1.15
Small Cap Value
Class A	1.30
Class C	2.05
Class I	1.05
Class I2, Class I3, Class R6	0.95
Class R	1.50
Class R4	1.10
Small/Mid Cap Value
Class A	1.30	1.37
Class C	2.02	2.05
Class I	0.97	1.00
Class I2,	0.90	.
Class R6	0.88	0.90
Sustainable Bond
Class I	0.50
Class I2	0.45
Sustainable Equity Income
Class A	1.09	1.15
Class C	1.90
Class I	0.90
Class I2, Class R6	0.80	0.83
Unconstrained Bond
Class A	1.20
Class I	0.95
Class I2	0.85

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
US Growth
Class A	1.16%
Class C	1.86
Class I	0.86
Class I2	0.76
Class R6	0.73	0.76%
Class T	0.79
(A)	Current operating expense limit is effective through March 1, 2023.
(B)	Prior operating expense limit was effective through March 1, 2022.
(C)	No rate displayed indicates no change to the operating expense limit during the period.
(D)	Class R commenced operations on March 1, 2022.

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended April 30, 2022, the balances available for recapture by TAM for each Fund are as follows. Funds and/or classes not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables:

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
Bond
Class A	$—	$—	$—	$3,106	$3,106
Class I	317,216	635,743	428,066	223,006	1,604,031
Capital Growth
Class I	—	—	—	185,453	185,453
Class R6	—	—	—	1,966	1,966
Emerging Markets Debt
Class A	—	—	—	2,925	2,925
Class I	—	—	—	5,593	5,593
Energy Infrastructure
Class A	—	3,968	6,803	6,993	17,764
Class C	3,621	11,788	5,296	2,114	22,819
Floating Rate
Class A	1,890	44,823	18,775	1,050	66,538
Class C	—	31,711	15,303	904	47,918
Class I	15,051	168,210	104,598	11,052	298,911
High Quality Bond
Class I3	—	—	—	3,204	3,204
Class R4	9,335	25,698	23,538	14,847	73,418
High Yield Bond
Class R	28,859	49,947	18,706	1,084	98,596
Class R4	37,886	36,419	40,351	2,756	117,412

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
High Yield ESG (B)
Class I	$—	$2,558	$7,401	$2,005	$11,964
Class I2	—	50,069	135,253	35,414	220,736
High Yield Muni
Class A	—	—	5,740	4,799	10,539
Class C	—	3,120	3,475	629	7,224
Class I	21,151	64,178	46,412	8,843	140,584
Inflation Opportunities
Class A	—	1,958	519	880	3,357
Class C	—	332	349	307	988
Class I	—	4,614	8,821	6,772	20,207
Inflation-Protected Securities
Class R	—	2,095	1,420	1,682	5,197
Class R4	1,611	2,790	1,629	643	6,673
Intermediate Bond
Class R4	16,544	36,908	28,500	15,670	97,622
Intermediate Muni
Class C	—	—	—	1,225	1,225
Class I	251,823	1,183,870	1,202,647	681,427	3,319,767
International Equity
Class A	30,748	102,388	171,304	103,876	408,316

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
International Focus
Class A	$310	$737	$867	$495	$2,409
Class I	32	48	73	32	185
International Stock
Class A	7,892	266	62	76	8,296
Class I	8,135	347	31	14	8,527
Class R6	6,367	235	38	618	7,258
Large Core
Class R4	—	—	—	82	82
Large Growth
Class R4	8,918	20,241	24,409	11,669	65,237
Large Value Opportunities
Class R	—	—	—	1,409	1,409
Class R4	77	2,842	756	544	4,219
Mid Cap Growth
Class C	—	—	—	172	172
Class R4	633	346	181	67	1,227

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
Mid Cap Value Opportunities
Class A	$47,417	$20,347	$4,610	$—	$72,374
Class R	—	1,859	1,205	2,964	6,028
Class R4	143,884	94,284	99,140	58,930	396,238
Multi-Asset Income
Class I	—	86,035	86,111	87,322	259,468
Small Cap Growth
Class C	—	—	—	640	640
Class I	—	—	—	4,347	4,347
Class R4	221	122	136	105	584
Small Cap Value
Class R4	120	247	26	18	411
Sustainable Bond (B)
Class I	—	2,975	7,867	2,591	13,433
Class I2	—	68,899	177,809	53,837	300,545
Sustainable Equity Income
Class C	—	633	1,294	320	2,247

(A)	For the six-month period of May 1, 2019 through October 31, 2019.
(B)	Fund commenced operations on July 31, 2020.

Government Money Market: TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that Government Money Market will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in “Expenses waived and/or reimbursed,” and amounts recaptured by TAM under the voluntary yield waiver are included in “Recapture of previously waived and/or reimbursed fees,” in each case included in Government Money Market’s Statements of Operations included in this shareholder report. The actual expense ratio of each class of Government Money Market, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. For the period ended April 30, 2022, TAM contributed additional amounts to Government Money Market in connection with the maintenance of the yield, and these amounts are reflected as Contributions from affiliate within the Statements of Changes in Net Assets and Financial Highlights in this shareholder report.

For the 36-month period ended April 30, 2022, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2019 (A)	2020	2021	2022	Total
Class A	$—	$329,815	$861,188	$294,623	$1,485,626
Class C	—	23,256	44,085	12,485	79,826
Class I	—	28,926	89,234	27,018	145,178
Class I2	—	7,847	11,874	3,419	23,140
Class I3	—	106,901	174,055	58,843	339,799
Class R2	—	1,384,068	2,314,197	236,886	3,935,151
Class R4	—	144,946	185,733	41,957	372,636

(A)	For the six-month period May 1, 2019 through October 31, 2019.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2022, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available
	2019 (A)	2020	2021	2022	Total
Class A	$—	$241,970	$742,230	$293,489	$1,277,689
Class C	—	17,127	44,082	12,454	73,663
Class I	—	17,696	64,155	27,018	108,869
Class I2	—	2,819	9,918	3,395	16,132
Class I3	—	40,120	144,872	58,317	243,309
Class R2	—	1,383,836	2,269,319	236,886	3,890,041
Class R4	—	16,964	113,678	41,339	171,981

(A)	Effective March 1, 2019, TAM discontinued the earlier recaptures under the voluntary fee waiver for classes A, C, I, I2 and I3.

For the years ended October 31, 2020, October 31, 2021 and period ended April 30, 2022, the amounts waived from financial intermediaries are as follows:

	Amounts Available
	2020 (A)	2021 (A)	2022	Total
Class A	$384,998	$834,825	$316,166	$1,535,989
Class C	104,200	129,367	48,025	281,592
Class I	—	—	4,435	4,435
Class R2	1,658,643	1,289,238	154,956	3,102,837
Class R4	132,624	191,958	92,054	416,636

(A)	Not subject to recapture.

For the 36-month period ended April 30, 2022, the amounts waived by TAM due to the operating expense limitation are as follows:

	Amounts Waived
	2019 (A)	2020	2021	2022	Total
Class A	$3,477	$1,253	$—	$—	$4,730
Class C	216	372	591	—	1,179
Class I	1,830	12,904	22,106	8,302	45,142
Class R2	197,609	632,536	112,397	—	942,542
Class R4	31,090	86,496	48,230	28,411	194,227

(A)	For the six-month period May 1, 2019 through October 1, 2019.

As of April 30, 2022, the balances available for recapture by TAM due to the operating expense limitation are as follows:

	Amounts Available
	2019	2020	2021	2022	Total
Class I	$360	$12,904	$22,106	$8,302	$43,672
Class R2	197,609	632,536	112,397	—	942,542
Class R4	31,090	86,496	48,230	28,411	194,227

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6 and Class T.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2023
Intermediate Muni	0.10	0.25	March 1, 2023

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge and Class T shares are subject to an initial sales charge on certain share redemptions. For the period ended April 30, 2022, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Bond
Class A	$30,439	$9,652
Class C	—	3,097
Capital Growth
Class A	1,395,425	28,944
Class C	—	34,210
Emerging Markets Debt
Class A	285	—
Class C	—	252
Energy Infrastructure
Class A	18,453	—
Class C	—	303
Floating Rate
Class A	5,192	11
Class C	—	1,747
Government Money Market
Class C	—	4,796
High Yield Bond
Class A	31,154	1
Class C	—	1,905
High Yield Muni
Class A	26,354	2,055
Class C	—	1,633
Inflation Opportunities
Class A	11,750	—
Intermediate Muni
Class A	51,804	7,251
Class C	—	6,118

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
International Equity
Class A	$61,265	$12
Class C	—	3,030
International Focus
Class A	3,714	—
International Stock
Class A	1,233	—
Large Cap Value
Class A	87,045	187
Class C	—	480
Mid Cap Growth
Class A	7,185	26
Mid Cap Value Opportunities
Class A	27,129	1
Class C	—	493
Multi-Asset Income
Class A	344,657	826
Class C	—	6,469
Multi-Managed Balanced
Class A	351,881	1,933
Class C	—	12,723
Short-Term Bond
Class A	46,798	80,369
Class C	—	15,911
Small Cap Growth
Class A	9,748	—
Class C	—	208

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Small Cap Value
Class A	$3,076	$1
Small/Mid Cap Value
Class A	66,693	79
Class C	—	1,149
Sustainable Equity Income
Class A	5,766	3
Class C	—	20

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Unconstrained Bond
Class A	$5,677	$—
US Growth
Class A	153,771	397
Class C	—	450

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended April 30, 2022, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$2,056	$311
Bond	718,183	106,216
Capital Growth	1,962,865	246,323
Emerging Markets Debt	136,765	19,956
Emerging Markets Opportunities	49,106	7,087
Energy Infrastructure	47,343	7,881
Floating Rate	90,603	15,928
Government Money Market	122,691	20,976
High Quality Bond	5,729	901
High Yield Bond	499,968	77,982
High Yield ESG	1,294	200
High Yield Muni	87,286	13,305
Inflation Opportunities	14,921	2,302
Inflation-Protected Securities	3,600	553
Intermediate Bond	57,482	8,516
Intermediate Muni	1,198,607	173,096
International Equity	1,929,671	314,217
International Focus	52,386	7,746
International Small Cap Value	174,181	24,766

Fund	Fees Paid to TFS	Fees Due to TFS
International Stock	$5,716	$870
Large Cap Value	199,919	31,111
Large Core	5,035	782
Large Growth	32,120	4,466
Large Value Opportunities	11,750	1,820
Mid Cap Growth	26,404	4,053
Mid Cap Value Opportunities	376,808	62,809
Multi-Asset Income	304,233	50,418
Multi-Managed Balanced	514,030	81,637
Short-Term Bond	1,439,330	232,596
Small Cap Growth	45,273	6,880
Small Cap Value	33,923	5,065
Small/Mid Cap Value	494,942	104,968
Sustainable Bond	1,352	203
Sustainable Equity Income	26,495	3,992
Unconstrained Bond	71,309	12,163
US Growth	721,796	112,677

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, (the “Deferred Compensation Plan”), available to the trustees, compensation may be deferred that would otherwise be payable by each series of the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2022.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$15,905,500	$4,017,601	$25,090,503	$4,778,112
Bond	198,333,284	130,113,451	307,271,321	108,533,074
Capital Growth	1,100,871,477	—	2,066,182,160	—
Emerging Markets Debt	249,264,356	900,000	303,684,046	901,000
Emerging Markets Opportunities	452,410,747	—	448,308,575	—
Energy Infrastructure	14,981,485	—	81,383,442	—
Floating Rate	269,325,938	—	49,564,276	—
High Quality Bond	43,732,418	24,950,109	36,427,685	29,815,084
High Yield Bond	310,865,555	—	465,395,539	—
High Yield ESG	2,681,304	—	2,674,971	—
High Yield Muni	51,101,573	—	34,790,454	—
Inflation Opportunities	18,253,641	48,773,148	8,705,922	45,479,022
Inflation-Protected Securities	4,477,993	15,582,859	2,784,815	16,726,939
Intermediate Bond	147,561,286	103,511,111	213,503,747	152,414,069
Intermediate Muni	442,047,003	48,664,072	683,819,685	93,916,960
International Equity	587,613,882	—	387,168,306	—
International Focus	211,188,253	—	308,205,375	—
International Small Cap Value	37,084,071	—	67,302,017	—
International Stock	40,840,918	—	37,798,683	—
Large Cap Value	313,655,788	—	312,794,445	—
Large Core	78,233,217	—	89,720,274	—
Large Growth	336,848,675	—	364,755,494	—
Large Value Opportunities	231,835,523	—	266,902,942	—
Mid Cap Growth	190,509,914	—	132,600,985	—
Mid Cap Value Opportunities	448,133,263	—	486,891,469	—
Multi-Asset Income	219,693,441	—	100,873,123	—
Multi-Managed Balanced	160,466,798	45,854,541	192,253,754	50,089,979
Short-Term Bond	531,569,271	372,660,394	923,865,590	140,326,052
Small Cap Growth	44,836,073	—	81,896,217	—
Small Cap Value	69,587,658	—	313,518,972	—
Small/Mid Cap Value	224,978,783	—	271,117,970	—
Sustainable Bond	1,478,409	273,629	1,411,465	243,241
Sustainable Equity Income	52,157,098	—	51,827,525	—
Unconstrained Bond	593,111,730	185,504,442	723,130,555	12,336,515
US Growth	515,930,840	—	473,856,139	—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the period exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the period ended April 30, 2022, the ECJ tax reclaims received by the Funds did not exceed the foreign withholding taxes of the respective Funds.

As of April 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$103,829,707	$23,139,915	$(4,510,999)	$18,628,916
Bond	1,662,863,912	2,796,444	(116,759,529)	(113,963,085)
Capital Growth	2,945,804,889	245,310,027	(797,300,269)	(551,990,242)
Emerging Markets Debt	360,745,896	1,900,164	(42,631,161)	(40,730,997)
Emerging Markets Opportunities	1,177,237,457	54,570,798	(227,035,589)	(172,464,791)
Energy Infrastructure	116,675,429	44,248,387	(5,146,972)	39,101,415
Floating Rate	550,538,721	1,050,418	(10,712,647)	(9,662,229)
Government Money Market	634,006,304	—	—	—
High Quality Bond	169,823,398	145,979	(5,905,035)	(5,759,056)
High Yield Bond	2,134,885,159	12,819,885	(170,253,735)	(157,433,850)
High Yield ESG	23,034,372	57,416	(1,907,953)	(1,850,537)
High Yield Muni	169,144,680	707,372	(19,526,171)	(18,818,799)
Inflation Opportunities	137,738,033	4,432,573	(5,935,090)	(1,502,517)
Inflation-Protected Securities	102,571,021	4,441,965	(2,116,255)	2,325,710
Intermediate Bond	1,803,550,404	6,584,680	(101,079,507)	(94,494,827)
Intermediate Muni	2,255,368,149	4,197,552	(181,204,388)	(177,006,836)
International Equity	5,061,863,303	685,164,319	(341,987,467)	343,176,852
International Focus	1,041,517,108	195,276,867	(52,672,923)	142,603,944
International Small Cap Value	650,524,133	101,571,557	(82,589,650)	18,981,907
International Stock	117,363,583	13,016,562	(7,612,701)	5,403,861
Large Cap Value	2,032,639,439	443,456,482	(76,434,560)	367,021,922
Large Core	142,174,227	40,968,358	(6,057,250)	34,911,108
Large Growth	730,695,541	180,070,417	(140,449,811)	39,620,606
Large Value Opportunities	330,028,731	40,299,713	(15,382,512)	24,917,201
Mid Cap Growth	370,778,780	11,144,093	(62,029,024)	(50,884,931)
Mid Cap Value Opportunities	1,201,877,814	231,019,893	(63,340,013)	167,679,880
Multi-Asset Income	686,102,375	62,435,426	(39,959,442)	22,475,984
Multi-Managed Balanced	1,062,275,511	321,235,032	(47,046,658)	274,188,374
Short-Term Bond	3,557,785,820	5,093,559	(112,227,224)	(107,133,665)
Small Cap Growth	145,926,175	38,519,599	(15,910,844)	22,608,755
Small Cap Value	387,229,006	86,401,564	(27,425,006)	58,976,558
Small/Mid Cap Value	666,412,170	186,624,861	(31,322,967)	155,301,894
Sustainable Bond	28,345,219	796	(2,657,439)	(2,656,643)
Sustainable Equity Income	292,255,450	29,746,884	(17,217,019)	12,529,865
Unconstrained Bond	1,336,661,962	20,197,898	(54,041,712)	(33,843,814)
US Growth	1,156,484,864	777,086,157	(91,907,759)	685,178,398
11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT (continued)

be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s classes underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Class	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Balanced II	R	September 15, 2017	2.01-for-1	4,571,079	9,171,183	Decrease	Increase
High Quality Bond	R4	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	R4	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	R4	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	R4	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	R4	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Large Value Opportunities	R4	May 5, 2017	1.56-for-1	6,045,594	9,421,040	Decrease	Increase
Mid Cap Growth	R4	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Value	R4	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

13. REORGANIZATION

Multi-Asset Income: Following the close of business on May 28, 2021, Multi-Asset Income acquired all of the net assets of Transamerica Dynamic Income (“Dynamic Income”) pursuant to a Plan of Reorganization. Multi-Asset Income is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Multi-Asset Income for shares of Dynamic Income outstanding following the close of business on May 28, 2021. The cost basis of the investments received from Dynamic Income was carried forward to align ongoing reporting of the Multi-Asset Income’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares issued to Dynamic Income shareholders, along with the exchange ratio of the reorganization for Multi-Asset Income, were as follows:

Dynamic Income Class	Dynamic Income Shares	Multi-Asset Income Class	Multi-Asset Income Shares	Dollar Amount	Exchange Ratio (A)
Class A	8,294,729	Class A	5,087,201	$70,567,616	0.61
Class C	1,916,356	Class C	1,175,220	16,215,922	0.61
Class I	2,340,160	Class I	1,435,260	19,920,834	0.61

(A)	Calculated by dividing the Multi-Asset Income shares issuable by the Dynamic Income shares outstanding on May 28, 2021.

The net assets of the Dynamic Income, including unrealized appreciation (depreciation), were combined with those of Multi-Asset Income. These amounts were as follows:

Dynamic Income Unrealized Appreciation (Depreciation)	Dynamic Income Net Assets	Multi-Asset Income Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 7,420,578	$ 106,704,372	$ 369,322,812	$ 476,027,185

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

13. REORGANIZATION (continued)

International Equity Income: Following the close of business on December 10, 2021, International Equity acquired all of the net assets of Global Equity pursuant to a Plan of Reorganization. International Equity is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of International Equity for shares of Global Equity outstanding following the close of business on December 10, 2021. The cost basis of the investments received from Global Equity was carried forward to align ongoing reporting of the International Equity’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares issued to Global Equity shareholders, along with the exchange ratio of the reorganization for International Equity, were as follows:

Global Equity Class	Global Equity Shares	International Equity Class	International Equity Shares	Dollar Amount	Exchange Ratio (A)
Class A	3,792,903	Class A	2,800,779	$59,144,888	0.74
Class C	187,363	Class C	136,391	2,828,913	0.73
Class I	2,235,407	Class I	1,631,882	34,894,866	0.73
Class R6	60,533	Class R6	43,687	945,301	0.72

(A)	Calculated by dividing the International Equity shares issuable by the Global Equity shares outstanding on December 10, 2021.

The net assets of the Global Equity, including unrealized appreciation (depreciation), were combined with those of International Equity. These amounts were as follows:

Global Equity Unrealized Appreciation (Depreciation)	Global Equity Net Assets	International Equity Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 26,849,509	$ 97,813,968	$ 5,303,314,204	$ 5,401,128,172

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period of International Equity, the pro forma results of operations for the period ended April 30, 2022, are as follows:

Net investment income (loss)	$45,536,265
Net realized and change in unrealized gain (loss)	(659,205,581)
Net increase (decrease) in net assets resulting from operations	(613,669,316)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Global Equity that have been included in International Equity’s Statement of Operations following the close of business on December 10, 2021.

14. SUBSEQUENT EVENT

The Board has approved the reorganization of High Quality Bond into Short-Term Bond. The reorganization is subject to shareholder approval. If the reorganization is approved by the shareholders of High Quality Bond and all other closing conditions are satisified, it is expected that the reorganization would occur in the fourth quarter of 2022.

Transamerica Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2022

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds, except Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2022

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2171308 04/22

© 2022 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2022

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with information about the investments of your Fund(s). The Securities and Exchange Commission currently requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2022.

We believe it is important to understand market conditions over the last six months to provide context for reading this report. The period began on November 1, 2021, with the S&P 500® Index at all-time highs driven by strong corporate earnings growth and continuing accommodative monetary policy from the Federal Reserve (“Fed”). While inflation had begun an upward trend it was still considered by many to be temporary and manageable, particularly as the year finished with the highest annualized U.S. gross domestic product growth rate in more than three decades. Against this backdrop stocks continued to rise into the calendar year’s close.

Stocks quickly headed into correction mode as the new year began and the Omicron variant of the COVID-19 pandemic created an exponential rise in case trends. Inflation continued to rise and after reaching levels not seen in more than 40 years, it became apparent the Fed would need to raise rates faster and higher than most had previously anticipated. In late February 2022, Russia invaded Ukraine creating a humanitarian crisis and geo-political concerns further exacerbating inflation and global market uncertainties. In March 2022, the Fed raised rates for the first time since 2018 and clearly signaled more rate hikes would soon follow.

By April, the year-over-year increase in the Consumer Price Index (“CPI”), a measure of inflation, was exceeding 8% and longer-term interest rates rose accordingly with the 10-year U.S. Treasury bond yield surpassing 2.90%, representing its highest rate in more than three years. Credit spreads also widened considerably, and as the period concluded yields for both investment grade and high yield bonds had reached their highest points since the initial months of the pandemic.

While U.S. COVID rates had dropped precipitously from earlier in the year, they remained elevated globally and China evoked widespread lockdowns spurring growth concerns in Asia and throughout emerging market regions. This contributed to further bottlenecks of global supply chains, already operating under historically constrained conditions and spurring global growth concerns. Major international stock indexes such as MSCI EAFE and MSCI Emerging Markets also suffered declines for the period.

While the reporting period ended with negative returns for both stocks and bonds, we continue to believe in the benefits of long-term investing and asset class diversification. Markets have historically not only displayed resilience, even amidst challenging market environments such as this past one, but also the ability to quickly discount future improving conditions as they appear evident.

For the six-month period ended April 30, 2022, the S&P 500® Index returned -9.65%, while the MSCI EAFE Index, representing international developed market equities, returned -11.80%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned -9.47%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2021, and held for the entire six-month period until April 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Transamerica Core Bond	$1,000.00	$914.40	$2.33	$1,022.40	$2.46	0.49%
Transamerica Mid Cap Value	1,000.00	977.80	4.66	1,020.10	4.76	0.95
Transamerica Total Return	1,000.00	902.40	3.21	1,021.40	3.41	0.68

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2022

Schedule of Investments Composition

At April 30, 2022

(unaudited)

Transamerica Core Bond

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	28.0%
Corporate Debt Securities	26.9
U.S. Government Agency Obligations	25.0
Asset-Backed Securities	10.4
Mortgage-Backed Securities	7.1
Other Investment Company	3.1
Repurchase Agreement	1.7
Municipal Government Obligations	0.5
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)	(3.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.13
Duration †	6.04

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	53.0%
AAA	4.3
AA	1.7
A	8.8
BBB	20.5
BB	0.2
B	0.0
CCC and Below	0.1
Not Rated	14.5
Net Other Assets (Liabilities)	(3.1)
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.7%
Repurchase Agreement	3.2
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Total Return

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	51.9%
Corporate Debt Securities	40.5
U.S. Government Obligations	15.4
Mortgage-Backed Securities	15.3
Asset-Backed Securities	14.3
Short-Term U.S. Government Obligations	4.3
Foreign Government Obligations	3.9
Other Investment Company	1.6
Short-Term Foreign Government Obligations	1.1
Municipal Government Obligations	0.7
Commercial Paper	0.6
Common Stock	0.0 *
U.S. Government Agency Obligation Sold Short	(14.7)
Net Other Assets (Liabilities) ^	(34.9)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.35
Duration †	5.48

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	58.0%
AAA	21.7
AA	2.2
A	11.5
BBB	28.4
BB	4.1
B	1.5
CCC and Below	3.3
Not Rated	4.2
Net Other Assets (Liabilities) ^	(34.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 1.47% (A), 12/26/2044 (B)	$346,467	$340,479
ACC Trust Series 2022-1, Class B, 2.55%, 02/20/2025 (B)	3,000,000	2,898,534
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (B)	964,258	896,814
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,916,086	1,907,661
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	201,852
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	268,040
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	735,040
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	869,967	853,134
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,753,550
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	824,474
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,158,029
American Tower Trust #1 Series 2013, Class 2A, 3.07%, 03/15/2048 (B)	400,000	399,922
AMSR Trust Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (B)	2,000,000	1,838,215
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	1,236,557	1,237,644
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	363,038	346,517
Series 2021-1A, Class A,
2.16%, 04/15/2036 (B)	713,094	656,231
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 09/28/2037 (B)	2,400,000	2,394,744
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C)	1,798,676	1,814,888
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (B)	415,209	414,230
Series 2021-2A, Class B,
1.30%, 01/15/2026 (B)	1,650,000	1,620,772
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (B)	422,167	392,330
Carvana Auto Receivables Trust Series 2019-3A, Class D, 3.04%, 04/15/2025 (B)	2,770,000	2,766,362
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 02/16/2026 (B) (D)	2,100,000	2,100,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 1.23% (A), 02/25/2033	$ 371,969	$ 354,362
Series 2003-6, Class 1A5,
4.92% (A), 11/25/2034	109,269	107,441
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3-Month LIBOR + 3.00%, 3.26% (A), 03/24/2023 (B)	1,670,000	1,653,703
COOF Securitization Trust Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.65% (A), 06/25/2040 (B)	155,229	12,747
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,265,423
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	865,070	831,078
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (B)	423,489	415,169
Diamond Resorts Owner Trust Series 2018-1, Class A, 3.70%, 01/21/2031 (B)	317,557	317,404
Diversified ABS Phase III LLC 4.88%, 04/28/2039 (D)	2,361,555	2,361,555
Drive Auto Receivables Trust Series 2019-1, Class D, 4.09%, 06/15/2026	526,451	530,025
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,175,167	1,176,449
Series 2021-2A, Class C,
1.10%, 02/16/2027 (B)	761,000	729,153
Exeter Automobile Receivables Trust Series 2022-2A, Class D, 4.56%, 07/17/2028	2,100,000	2,085,649
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (B)	2,000,000	1,841,782
Series 2021-SFR1, Class E1,
2.39%, 08/17/2038 (B)	3,220,000	2,824,670
Series 2022-SFR1, Class D,
5.20%, 05/17/2039 (B)	915,000	906,584
Flagship Credit Auto Trust
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	858,102	861,277
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,169,338
Series 2021-4, Class C,
1.96%, 12/15/2027 (B)	1,700,000	1,596,803
FMC GMSR Issuer Trust 6.19%, 04/25/2027 (B)	1,900,000	1,899,318
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	288,686	288,227
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	867,209	865,052

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024	$ 182,771	$ 180,943
GLS Auto Receivables Trust Series 2022-1A, Class D, 3.97%, 01/18/2028 (B)	2,500,000	2,418,153
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	15,443	15,360
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (B)	28,358	27,731
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	905,198	832,844
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	144,634	139,492
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	738,913	685,644
Series 2019-2A, Class A,
2.76%, 04/15/2055 (B)	898,149	842,449
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	135,886	132,846
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	405,945	404,589
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	529,758	519,807
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	94,054	92,871
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.80% (A), 08/25/2038 (B)	680,471	13,217
Series 2014-2, Class A,
2.69% (A), 04/25/2040 (B)	130,465	9,689
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (B)	1,900,000	1,899,681
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 01/15/2029 (B)	1,507,123	1,484,393
Mariner Finance Issuance Trust Series 2019-AA, Class B, 3.51%, 07/20/2032 (B)	1,335,000	1,306,934
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (B)	900,000	871,403
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	1,076,572	1,038,955
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	2,479,232	2,292,551
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (B)	1,552,603	1,463,327
Octane Receivables Trust Series 2022-1A, Class D, 0.01%, 02/20/2029 (B)	2,000,000	1,980,568

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 03/08/2028 (B)	$ 505,000	$ 489,995
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 05/08/2031 (B)	900,000	844,147
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (D) (E)	1,400,000	1,400,000
PRET LLC Series 2021-NPL6, Class A1, 2.49% (A), 07/25/2051 (B)	1,478,563	1,403,038
Progress Residential Trust
Series 2021-SFR1, Class A,
1.05%, 04/17/2038 (B)	4,176,303	3,746,134
Series 2021-SFR2, Class D,
2.20%, 04/19/2038 (B)	2,000,000	1,794,499
Series 2021-SFR4, Class E1,
2.41%, 05/17/2038 (B)	2,000,000	1,792,297
Series 2021-SFR5, Class E2,
2.36%, 07/17/2038 (B)	2,750,000	2,424,703
Series 2021-SFR6, Class E1,
2.43%, 07/17/2038 (B)	2,365,000	2,042,857
Series 2021-SFR9, Class E1,
2.81%, 11/17/2040 (B)	1,845,000	1,549,252
Series 2022-SFR1, Class E1,
3.93%, 02/17/2041 (B)	1,700,000	1,526,671
Series 2022-SFR2, Class E1,
4.55%, 04/17/2027	1,500,000	1,393,735
Series 2022-SFR3, Class E1,
5.20%, 04/17/2039 (B)	1,660,000	1,627,732
Renew Financial Series 2017-1A, Class A, 3.67%, 09/20/2052 (B)	184,462	175,403
SART Series 2018-1, 4.75%, 06/15/2025	709,353	711,836
SCF Equipment Leasing LLC Series 2022-1A, Class D, 3.79%, 11/20/2031 (B)	1,045,000	1,000,652
Sierra Timeshare Receivables Funding LLC Series 2022-1A, Class C, 3.94%, 10/20/2038 (B)	1,053,369	1,028,352
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	20,413	18,858
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	34,693	34,554
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	34,693	34,554
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B)	342,989	343,383
Series 2021-1A, Class D,
1.92%, 05/15/2026 (B)	330,000	321,263
US Auto Funding LLC Series 2021-1A, Class A, 0.79%, 07/15/2024 (B)	714,521	709,137

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	$ 1,470,848	$ 1,470,848
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (B)	249,496	249,404

Total Asset-Backed Securities (Cost $102,954,222)		99,699,422

CORPORATE DEBT SECURITIES - 26.9%
Aerospace & Defense - 0.7%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	319,470
3.95%, 04/10/2047 (B)	150,000	134,721
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	164,913
3.00%, 09/15/2050 (B)	239,000	180,342
Boeing Co.
1.17%, 02/04/2023	435,000	429,183
1.43%, 02/04/2024	885,000	850,607
1.95%, 02/01/2024	600,000	582,442
2.20%, 02/04/2026	540,000	492,594
2.75%, 02/01/2026	580,000	548,115
3.10%, 05/01/2026	400,000	378,576
3.25%, 03/01/2028	366,000	332,060
4.88%, 05/01/2025	290,000	293,780
5.15%, 05/01/2030	450,000	448,607
L3 Harris Technologies, Inc. 1.80%, 01/15/2031	350,000	287,469
Precision Castparts Corp. 4.20%, 06/15/2035	150,000	148,788
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	140,306
3.75%, 11/01/2046	285,000	252,846
4.15%, 05/15/2045	148,000	138,613
4.50%, 06/01/2042	542,000	538,242

		6,661,674

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	562,248	531,858
3.55%, 07/15/2031 (B)	332,424	307,729
3.60%, 09/15/2028 (B)	416,924	394,742
4.13%, 11/15/2026 (B)	429,201	415,349
American Airlines Pass-Through Trust
3.00%, 04/15/2030	751,268	691,123
3.65%, 02/15/2029	637,815	605,003
3.70%, 04/01/2028	120,058	114,324
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	403,990	371,852
4.13%, 03/20/2033 (B)	412,583	387,099
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	146,950	145,135
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	215,898	200,573
United Airlines Pass-Through Trust
2.88%, 04/07/2030	457,273	424,344
3.10%, 04/07/2030	392,492	352,335
3.50%, 09/01/2031	569,551	528,114
3.65%, 07/07/2027	151,204	141,408

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.70%, 09/01/2031	$ 542,033	$ 492,390
4.15%, 02/25/2033	537,524	525,896
4.55%, 08/25/2031	478,308	465,219
4.60%, 09/01/2027	680,442	651,717

		7,746,210

Auto Components - 0.0% (F)
Lear Corp. 2.60%, 01/15/2032 (G)	185,000	152,854

Automobiles - 0.3%
General Motors Co. 6.13%, 10/01/2025	210,000	221,808
General Motors Financial Co., Inc. 3.80%, 04/07/2025	495,000	489,453
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (B)	788,000	761,278
4.35%, 09/17/2027 (B)	1,253,000	1,194,926

		2,667,465

Banks - 4.8%
ABN AMRO Bank NV
Fixed until 12/13/2028, 2.47% (A), 12/13/2029 (B)	300,000	264,081
4.75%, 07/28/2025 (B)	600,000	603,582
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	706,088
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026 (B)	200,000	198,948
Banco Nacional de Panama 2.50%, 08/11/2030 (B)	300,000	253,902
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	1,400,000	1,232,519
1.85%, 03/25/2026	400,000	363,823
2.75%, 05/28/2025 - 12/03/2030	800,000	737,509
3.13%, 02/23/2023	200,000	200,669
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (A), 07/22/2027	185,000	166,154
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	946,000	822,415
Fixed until 02/04/2027, 2.55% (A), 02/04/2028	1,445,000	1,335,900
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	655,000	554,042
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	670,000	575,478
Fixed until 02/04/2032, 2.97% (A), 02/04/2033	1,540,000	1,344,200
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	195,717
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,255,045
Fixed until 03/05/2028, 3.97% (A), 03/05/2029	354,000	342,681
Fixed until 04/27/2027, 4.38% (A), 04/27/2028	725,000	724,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Ireland Group PLC Fixed until 09/30/2026, 2.03% (A), 09/30/2027 (B)	$ 337,000	$ 296,989
Bank of Montreal Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	211,421
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	604,000	576,295
Fixed until 11/24/2031, 2.89% (A), 11/24/2032	246,000	205,743
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (A), 09/15/2029 (B)	775,000	662,205
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	214,704
Fixed until 08/12/2030, 2.59% (A), 08/12/2035 (B)	530,000	431,416
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	385,000	339,120
BPCE SA
1.00%, 01/20/2026 (B)	435,000	389,309
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	280,660
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	1,315,000	1,069,908
4.63%, 07/11/2024 (B)	600,000	604,276
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	285,000	238,613
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	1,145,000	967,676
Fixed until 01/25/2032, 3.06% (A), 01/25/2033	281,000	245,674
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	172,288
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	400,000	380,908
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	575,000	553,565
Citizens Bank NA 3.70%, 03/29/2023	475,000	477,684
Commonwealth Bank of Australia 3.31%, 03/11/2041 (B)	250,000	199,917
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	582,191
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	334,420
2.81%, 01/11/2041 (B)	250,000	182,645
4.38%, 03/17/2025 (B)	200,000	199,456
Danske Bank AS Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	981,814
Fifth Third Bank NA 3.85%, 03/15/2026	200,000	198,928
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	1,805,000	1,572,864

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	$ 330,000	$ 284,170
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	580,000	482,029
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,011,107
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	1,103,000	1,068,025
4.25%, 03/14/2024	500,000	502,882
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	374,132
Fixed until 04/01/2026, 1.73% (A), 04/01/2027	225,000	202,590
KeyBank NA 3.18%, 10/15/2027	250,000	250,175
KeyCorp 4.15%, 10/29/2025	235,000	237,940
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	330,000	295,808
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	199,677
Fixed until 03/18/2025, 3.51% (A), 03/18/2026	395,000	387,586
4.38%, 03/22/2028	339,000	333,604
4.58%, 12/10/2025	200,000	200,222
Macquarie Bank Ltd. Fixed until 03/03/2031, 3.05% (A), 03/03/2036 (B)	405,000	334,990
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	581,722
2.53%, 09/13/2023	200,000	198,520
3.75%, 07/18/2039	430,000	393,425
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	410,000	362,953
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	643,387
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	361,877
National Australia Bank Ltd. Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	551,955
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	1,100,000	1,020,348
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	541,316
3.88%, 09/12/2023	350,000	351,105
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	255,154
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	370,000	359,524
4.80%, 04/05/2026	462,000	466,357
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	200,000	199,275

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Nordea Bank Abp
1.50%, 09/30/2026 (B)	$ 228,000	$ 204,834
4.25%, 09/21/2022 (B)	384,000	386,592
Santander UK Group Holdings PLC Fixed until 06/14/2026, 1.67% (A), 06/14/2027	320,000	284,196
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	870,000	773,232
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B) (G)	310,000	273,793
Fixed until 06/09/2031, 2.89% (A), 06/09/2032 (B)	1,220,000	1,000,029
3.00%, 01/22/2030 (B)	391,000	340,837
4.25%, 04/14/2025 (B)	270,000	266,317
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	226,835
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	290,016
Sumitomo Mitsui Financial Group, Inc. 3.04%, 07/16/2029	1,240,000	1,128,379
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	1,500,000	1,322,147
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	190,677
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,070,000	1,025,814
4.30%, 07/22/2027	246,000	245,729
4.40%, 06/14/2046	165,000	153,450
4.65%, 11/04/2044	184,000	176,142
4.90%, 11/17/2045	202,000	197,695
Westpac Banking Corp. 3.13%, 11/18/2041	371,000	288,420

		45,674,742

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	684,000	677,984
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	154,000	152,646
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	820,000	755,161
4.60%, 06/01/2060	225,000	208,914
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	223,328
2.75%, 01/22/2030	835,000	753,170
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	188,424
5.25%, 11/15/2048	110,000	113,870
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	550,000	441,375
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	117,346
4.42%, 05/25/2025	123,000	125,691

		3,757,909

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc.
2.80%, 03/15/2023	$ 162,000	$ 162,155
3.20%, 11/21/2029	438,000	408,001
4.05%, 11/21/2039	1,420,000	1,302,211
4.40%, 11/06/2042	425,000	404,219
4.45%, 05/14/2046	165,000	155,748
4.55%, 03/15/2035	300,000	297,955
Biogen, Inc. 2.25%, 05/01/2030	303,000	251,554
Gilead Sciences, Inc. 2.60%, 10/01/2040	545,000	409,469
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	920,000	748,203

		4,139,515

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	130,506
6.50%, 08/15/2032	410,000	454,432

		584,938

Capital Markets - 1.9%
Blackstone Secured Lending Fund 3.65%, 07/14/2023	415,000	415,705
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B)	1,255,000	1,099,420
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	231,032
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	765,000	715,284
4.28%, 01/09/2028 (B)	400,000	383,713
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	304,396
3.30%, 11/16/2022	200,000	200,553
3.70%, 05/30/2024	700,000	694,843
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	1,085,000	969,287
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	330,000	296,622
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	234,559
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	1,575,000	1,303,275
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	493,000	453,447
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	713,635
3.50%, 01/23/2025	178,000	176,444
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,727,000	1,657,776
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	429,999
6.75%, 10/01/2037	200,000	231,165
Macquarie Group Ltd. Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	607,475

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	$ 1,000,000	$ 802,714
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	424,638
3.13%, 07/27/2026	239,000	229,165
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,022,997
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	278,000	268,316
4.10%, 05/22/2023	150,000	151,682
4.30%, 01/27/2045	280,000	264,978
Fixed until 01/23/2029, 4.43% (A), 01/23/2030	457,000	452,631
5.00%, 11/24/2025	260,000	267,069
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	584,225
2.68%, 07/16/2030	370,000	318,648
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	329,373
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	199,618
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	1,520,000	1,383,119
3.49%, 05/23/2023 (B)	400,000	400,473
4.13%, 09/24/2025 (B)	200,000	199,848

		18,418,124

Chemicals - 0.2%
Albemarle Corp. 5.45%, 12/01/2044	200,000	204,920
DuPont de Nemours, Inc. 5.32%, 11/15/2038	145,000	152,238
International Flavors & Fragrances, Inc. 5.00%, 09/26/2048	187,000	183,972
LYB International Finance III LLC 1.25%, 10/01/2025	128,000	117,422
Nutrien Ltd.
4.13%, 03/15/2035	450,000	427,601
5.00%, 04/01/2049	140,000	148,419
Sherwin-Williams Co. 2.30%, 05/15/2030	500,000	434,384
Union Carbide Corp. 7.75%, 10/01/2096	210,000	275,642

		1,944,598

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC 5.63%, 03/15/2042 (B)	141,000	150,885
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	450,000	423,831
3.15%, 06/15/2031 (B)	1,000,000	853,066

		1,427,782

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	440,000	358,945
2.90%, 10/01/2030	640,000	559,066

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Toll Brothers Finance Corp. 4.88%, 03/15/2027	$ 500,000	$ 497,308

		1,415,319

Construction Materials - 0.1%
CRH America, Inc. 5.13%, 05/18/2045 (B)	200,000	209,309
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	276,000	267,851

		477,160

Consumer Finance - 0.5%
BMW US Capital LLC 2.25%, 09/15/2023 (B)	330,000	326,848
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	120,946
3.75%, 07/28/2026	200,000	195,647
4.20%, 10/29/2025	150,000	149,700
Daimler Finance North America LLC 3.35%, 02/22/2023 (B)	300,000	301,740
General Motors Financial Co., Inc.
1.20%, 10/15/2024	225,000	211,315
1.25%, 01/08/2026	747,000	668,516
2.35%, 01/08/2031	149,000	120,781
2.70%, 06/10/2031	360,000	298,801
4.35%, 01/17/2027	180,000	177,762
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	643,995
1.30%, 01/08/2026 (B)	180,000	161,822
1.50%, 06/15/2026 (B)	515,000	462,145
1.80%, 01/10/2028 (B)	345,000	297,625
3.00%, 02/10/2027 (B) (G)	215,000	202,464
Stellantis Finance US, Inc. 2.69%, 09/15/2031 (B) (G)	312,000	258,303
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (B)	310,000	270,956

		4,869,366

Containers & Packaging - 0.1%
Graphic Packaging International LLC 1.51%, 04/15/2026 (B)	457,000	412,416
International Paper Co. 8.70%, 06/15/2038	120,000	161,963
WRKCo, Inc.
3.00%, 09/15/2024	350,000	346,078
3.75%, 03/15/2025	300,000	301,749

		1,222,206

Diversified Consumer Services - 0.2%
Ford Foundation 2.82%, 06/01/2070	190,000	135,920
Nationwide Building Society 1.50%, 10/13/2026 (B)	1,000,000	897,497
Pepperdine University 3.30%, 12/01/2059	310,000	255,257
SART 4.75%, 07/15/2024	618,386	596,742
University of Southern California 3.23%, 10/01/2120	310,000	215,331

		2,100,747

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 189,000	$ 168,143
2.45%, 10/29/2026	230,000	204,822
2.88%, 08/14/2024	345,000	331,920
3.00%, 10/29/2028	1,285,000	1,118,185
3.30%, 01/30/2032	270,000	224,744
4.50%, 09/15/2023	1,225,000	1,227,750
6.50%, 07/15/2025	150,000	155,563
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	300,000	299,339
5.50%, 12/15/2024 (B)	558,000	566,617
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	205,536
4.70%, 09/20/2047	50,000	47,380
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (B)	480,000	473,194
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,757,000	1,721,193
Jefferies Group LLC
6.25%, 01/15/2036	260,000	278,991
6.45%, 06/08/2027	133,000	145,426
LSEGA Financing PLC 2.00%, 04/06/2028 (B)	765,000	676,746
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (B)	294,000	293,851
ORIX Corp. 2.90%, 07/18/2022	201,000	201,435

		8,340,835

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
1.65%, 02/01/2028	140,000	122,424
2.25%, 02/01/2032	940,000	783,393
2.30%, 06/01/2027	1,600,000	1,473,293
3.10%, 02/01/2043	2,140,000	1,659,941
3.50%, 06/01/2041	972,000	809,587
3.55%, 09/15/2055	211,000	163,722
Deutsche Telekom AG 3.63%, 01/21/2050 (B)	164,000	134,284
GTP Acquisition Partners I LLC 3.48%, 06/15/2050 (B)	81,000	80,162
Verizon Communications, Inc.
2.10%, 03/22/2028	440,000	394,484
2.36%, 03/15/2032	290,000	243,931
2.65%, 11/20/2040	1,427,000	1,082,248

		6,947,469

Electric Utilities - 1.9%
AEP Texas, Inc. 6.65%, 02/15/2033	100,000	115,721
AEP Transmission Co. LLC 3.15%, 09/15/2049	165,000	129,408
Alabama Power Co. 5.60%, 03/15/2033	160,000	175,230
Appalachian Power Co. 6.38%, 04/01/2036	200,000	223,772

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Arizona Public Service Co. 5.05%, 09/01/2041	$ 303,000	$ 299,288
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	183,267
3.50%, 08/15/2046	688,000	584,653
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	550,620
6.45%, 10/15/2032	100,000	114,819
Duke Energy Indiana LLC 3.75%, 05/15/2046	1,200,000	1,058,785
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (B)	460,000	441,909
Edison International 5.75%, 06/15/2027 (G)	165,000	171,132
EDP Finance BV 3.63%, 07/15/2024 (B)	300,000	297,412
Emera US Finance LP 4.75%, 06/15/2046	350,000	328,501
Enel Finance International NV 3.50%, 04/06/2028 (B)	265,000	255,777
Entergy Louisiana LLC
2.90%, 03/15/2051	460,000	354,328
3.05%, 06/01/2031	189,000	173,830
Evergy Metro, Inc. 5.30%, 10/01/2041	500,000	534,428
Fells Point Funding Trust 3.05%, 01/31/2027 (B)	955,000	898,935
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	118,887
5.40%, 09/01/2035	100,000	111,487
Fortis, Inc. 3.06%, 10/04/2026	620,000	594,613
ITC Holdings Corp. 2.95%, 05/14/2030 (B)	230,000	208,028
Massachusetts Electric Co. 4.00%, 08/15/2046 (B)	201,000	176,444
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (B)	195,000	190,713
Nevada Power Co. 5.38%, 09/15/2040	52,000	55,334
New England Power Co. 3.80%, 12/05/2047 (B)	140,000	121,807
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (B)	151,000	146,889
Northern States Power Co. 6.20%, 07/01/2037	89,000	107,053
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	310,000	288,269
2.45%, 12/02/2027 (B)	345,000	305,873
4.45%, 06/15/2029 (B)	375,000	359,637
OGE Energy Corp. 0.70%, 05/26/2023	225,000	218,915
Ohio Edison Co. 6.88%, 07/15/2036	150,000	179,714
Oklahoma Gas & Electric Co. 0.55%, 05/26/2023	275,000	269,011
Pacific Gas & Electric Co.
1.37%, 03/10/2023	625,000	615,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co. (continued)
1.70%, 11/15/2023	$ 290,000	$ 281,719
1.75%, 06/16/2022	2,310,000	2,308,428
2.95%, 03/01/2026	205,000	189,858
3.25%, 02/16/2024	1,020,000	1,006,534
3.45%, 07/01/2025	1,825,000	1,750,498
3.75%, 08/15/2042	130,000	95,643
4.30%, 03/15/2045	220,000	170,860
Public Service Electric & Gas Co. 3.65%, 09/01/2042	138,000	124,742
Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	450,000	364,794
Southern California Edison Co.
4.05%, 03/15/2042	300,000	262,417
5.50%, 03/15/2040	130,000	134,596
Southern Power Co. 5.15%, 09/15/2041	260,000	253,671
Toledo Edison Co. 6.15%, 05/15/2037	200,000	234,098
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	124,000	116,075
Wisconsin Electric Power Co. 3.65%, 12/15/2042	144,000	123,463
Xcel Energy, Inc. 4.80%, 09/15/2041	116,000	115,132

		18,492,914

Electrical Equipment - 0.1%
Eaton Corp. 7.63%, 04/01/2024	500,000	541,705

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	173,100
3.88%, 01/12/2028 (G)	133,000	130,047
Corning, Inc. 5.35%, 11/15/2048 (G)	230,000	247,766
Tyco Electronics Group SA 2.50%, 02/04/2032	400,000	354,454

		905,367

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC 5.13%, 09/15/2040	200,000	206,925
Halliburton Co. 7.60%, 08/15/2096 (B)	160,000	174,394
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	170,000	164,940
Texas Eastern Transmission LP
2.80%, 10/15/2022 (B)	462,000	461,909
3.50%, 01/15/2028 (B)	60,000	57,675

		1,065,843

Entertainment - 0.2%
Activision Blizzard, Inc. 1.35%, 09/15/2030	405,000	330,074
Netflix, Inc. 4.38%, 11/15/2026 (G)	800,000	794,968
Walt Disney Co.
7.70%, 10/30/2025	300,000	339,050

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Walt Disney Co. (continued)
8.88%, 04/26/2023	$ 200,000	$ 211,655

		1,675,747

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.00%, 02/01/2050	419,000	370,967
American Campus Communities Operating Partnership LP 2.25%, 01/15/2029	250,000	233,194
American Tower Corp.
1.50%, 01/31/2028	530,000	448,711
1.88%, 10/15/2030	490,000	390,613
2.10%, 06/15/2030	320,000	262,974
2.95%, 01/15/2051	141,000	97,319
3.10%, 06/15/2050	214,000	150,062
3.38%, 10/15/2026	281,000	270,386
5.00%, 02/15/2024	139,000	142,579
Boston Properties LP
3.20%, 01/15/2025	228,000	224,630
3.65%, 02/01/2026	408,000	403,342
Brixmor Operating Partnership LP
2.25%, 04/01/2028	320,000	282,021
2.50%, 08/16/2031	170,000	140,897
3.85%, 02/01/2025	400,000	399,423
Corporate Office Properties LP
2.00%, 01/15/2029	140,000	116,839
2.75%, 04/15/2031	523,000	444,259
Digital Realty Trust LP 3.70%, 08/15/2027	154,000	149,251
Equinix, Inc. 2.90%, 11/18/2026	510,000	482,160
Essex Portfolio LP 2.65%, 03/15/2032	400,000	345,340
GAIF Bond Issuer Pty Ltd. 3.40%, 09/30/2026 (B)	353,000	346,270
Healthcare Trust of America Holdings LP 2.00%, 03/15/2031 (G)	280,000	227,932
Healthpeak Properties, Inc.
2.13%, 12/01/2028	575,000	510,272
3.50%, 07/15/2029	447,000	426,505
Life Storage LP
2.40%, 10/15/2031	200,000	165,244
4.00%, 06/15/2029	522,000	504,664
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	145,008
3.60%, 12/15/2026	218,000	213,453
Office Properties Income Trust
2.40%, 02/01/2027	420,000	363,412
3.45%, 10/15/2031	190,000	148,996
4.00%, 07/15/2022	416,000	416,313
Physicians Realty LP 2.63%, 11/01/2031	220,000	185,190
Public Storage
1.95%, 11/09/2028	262,000	233,058
2.25%, 11/09/2031	220,000	190,225
Realty Income Corp.
3.25%, 01/15/2031	285,000	265,605
3.88%, 04/15/2025	290,000	291,362

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Regency Centers LP 2.95%, 09/15/2029	$ 420,000	$ 382,657
Sabra Health Care LP 3.20%, 12/01/2031	375,000	315,071
Safehold Operating Partnership LP 2.85%, 01/15/2032	673,000	558,867
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (B) (G)	500,000	495,134
UDR, Inc.
2.10%, 08/01/2032	330,000	266,975
3.20%, 01/15/2030	500,000	463,080
Ventas Realty LP
3.75%, 05/01/2024	300,000	300,639
3.85%, 04/01/2027	203,000	201,095
Welltower, Inc.
3.10%, 01/15/2030	330,000	303,751
4.25%, 04/01/2026	250,000	252,250
WP Carey, Inc. 2.25%, 04/01/2033	545,000	432,505

		13,960,500

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	921,000	782,661
2.50%, 02/10/2041 (B)	225,000	162,195
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (B) (G)	370,000	299,796
3.63%, 05/13/2051 (B)	410,000	325,021
3.80%, 01/25/2050 (B)	445,000	363,557
CK Hutchison International 16 Ltd. 2.75%, 10/03/2026 (B)	350,000	337,067
CK Hutchison International 19 Ltd. 3.63%, 04/11/2029 (B) (G)	285,000	275,983
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	443,115	444,197
5.77%, 01/10/2033 (B)	128,315	137,834
5.93%, 01/10/2034 (B)	458,823	492,146
Kroger Co. 8.00%, 09/15/2029	175,000	214,399

		3,834,856

Food Products - 0.4%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	635,000	550,288
Campbell Soup Co.
2.38%, 04/24/2030 (G)	700,000	604,536
3.13%, 04/24/2050	188,000	139,926
Cargill, Inc. 1.70%, 02/02/2031 (B)	500,000	414,909
Conagra Brands, Inc. 5.30%, 11/01/2038	130,000	129,558
Kraft Heinz Foods Co.
4.38%, 06/01/2046	313,000	274,670
4.63%, 10/01/2039	400,000	370,990
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	288,000	293,345
Smithfield Foods, Inc. 3.00%, 10/15/2030 (B)	700,000	607,407

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc. 4.88%, 08/15/2034	$ 100,000	$ 102,438

		3,488,067

Gas Utilities - 0.1%
Atmos Energy Corp.
0.63%, 03/09/2023	165,000	162,125
4.13%, 03/15/2049	570,000	539,695
Boston Gas Co. 4.49%, 02/15/2042 (B)	330,000	307,631
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026 (G)	85,000	82,882
5.88%, 03/15/2041	109,000	118,947

		1,211,280

Health Care Equipment & Supplies - 0.1%
DH Europe Finance II SARL 3.25%, 11/15/2039	134,000	116,205
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	493,000	422,693

		538,898

Health Care Providers & Services - 0.9%
Advocate Health & Hospitals Corp. 2.21%, 06/15/2030	310,000	272,678
Aetna, Inc.
4.50%, 05/15/2042	153,000	144,235
6.75%, 12/15/2037	305,000	361,255
Anthem, Inc.
4.10%, 03/01/2028	425,000	425,115
4.38%, 12/01/2047	110,000	105,093
Bon Secours Mercy Health, Inc. 3.21%, 06/01/2050	345,000	274,491
Children’s Hospital Corp. 2.59%, 02/01/2050	300,000	217,984
2.93%, 07/15/2050	340,000	247,982
Cigna Corp. 4.50%, 02/25/2026	367,000	374,694
CommonSpirit Health
1.55%, 10/01/2025	240,000	222,643
2.78%, 10/01/2030	240,000	212,295
Cottage Health Obligated Group 3.30%, 11/01/2049	360,000	302,942
CVS Health Corp. 5.05%, 03/25/2048	1,125,000	1,141,058
Hartford HealthCare Corp. 3.45%, 07/01/2054	780,000	667,568
HCA, Inc.
3.50%, 07/15/2051	380,000	282,749
5.13%, 06/15/2039	420,000	405,206
5.25%, 06/15/2026	500,000	515,227
Mayo Clinic 4.13%, 11/15/2052	198,000	193,414
Memorial Health Services 3.45%, 11/01/2049	720,000	620,259
NYU Langone Hospitals 3.38%, 07/01/2055	300,000	233,502
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	168,000	161,618

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Texas Health Resources 4.33%, 11/15/2055	$ 175,000	$ 179,154
UnitedHealth Group, Inc. 4.63%, 07/15/2035	234,000	240,385
Universal Health Services, Inc. 2.65%, 10/15/2030 (B)	618,000	519,939
Yale-New Haven Health Services Corp. 2.50%, 07/01/2050	390,000	280,368

		8,601,854

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp. 4.70%, 12/09/2035	465,000	471,184
Starbucks Corp. 3.75%, 12/01/2047	600,000	508,432

		979,616

Household Durables - 0.1%
Lennar Corp. 4.50%, 04/30/2024	555,000	563,360
Whirlpool Corp. 4.50%, 06/01/2046	500,000	457,618

		1,020,978

Independent Power & Renewable Electricity Producers - 0.0% (F)
Alexander Funding Trust 1.84%, 11/15/2023 (B)	400,000	383,968

Industrial Conglomerates - 0.0% (F)
Roper Technologies, Inc. 2.00%, 06/30/2030	280,000	235,216

Insurance - 1.2%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	165,777
3.60%, 04/09/2029 (B)	200,000	194,816
3.90%, 04/06/2028 (B)	335,000	334,684
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	400,000	478,579
Assurant, Inc. 4.20%, 09/27/2023	425,000	430,617
Athene Global Funding
0.95%, 01/08/2024 (B)	185,000	176,563
1.45%, 01/08/2026 (B)	215,000	195,077
2.50%, 01/14/2025 (B)	52,000	49,807
2.95%, 11/12/2026 (B)	1,645,000	1,548,495
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	420,000	375,014
4.40%, 05/15/2042	268,000	260,821
Brown & Brown, Inc. 2.38%, 03/15/2031	820,000	680,302
Corebridge Financial, Inc.
3.65%, 04/05/2027 (B)	380,000	368,477
3.85%, 04/05/2029 (B)	265,000	253,345
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026 (H), 4.00% (A) (B)	421,000	406,296
F&G Global Funding 1.75%, 06/30/2026 (B)	300,000	273,663
Hanover Insurance Group, Inc. 2.50%, 09/01/2030	250,000	212,719
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	360,000	333,721

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Intact US Holdings, Inc. 4.60%, 11/09/2022	$ 500,000	$ 503,805
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (B)	300,000	253,651
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (B)	200,000	224,690
Lincoln National Corp. 4.00%, 09/01/2023	300,000	303,355
MassMutual Global Funding II 2.75%, 06/22/2024 (B)	400,000	395,946
Metropolitan Life Global Funding I 3.00%, 09/19/2027 (B)	350,000	331,981
New York Life Global Funding 2.35%, 07/14/2026 (B)	226,000	214,582
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	330,000	300,762
Northwestern Mutual Global Funding 1.70%, 06/01/2028 (B)	320,000	284,181
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	172,836
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	900,000	1,013,044
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	241,875
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	260,000	246,023
Travelers Property Casualty Corp. 7.75%, 04/15/2026	200,000	228,997

		11,454,501

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 3.95%, 04/13/2052	630,000	605,743

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.88%, 08/22/2037	500,000	487,601

IT Services - 0.3%
CGI, Inc.
1.45%, 09/14/2026 (B)	340,000	306,217
2.30%, 09/14/2031 (B)	609,000	502,769
Fiserv, Inc.
3.20%, 07/01/2026	230,000	222,928
4.40%, 07/01/2049	220,000	199,140
Global Payments, Inc.
2.90%, 05/15/2030 - 11/15/2031	460,000	398,606
3.20%, 08/15/2029	997,000	907,818
Leidos, Inc. 2.30%, 02/15/2031	200,000	164,946

		2,702,424

Leisure Products - 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	535,000	508,722

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	555,000	467,197

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
nVent Finance SARL 4.55%, 04/15/2028	$ 337,000	$ 338,633
Otis Worldwide Corp. 2.57%, 02/15/2030	775,000	680,385
Xylem, Inc. 2.25%, 01/30/2031 (G)	235,000	203,845

		1,222,863

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	800,000	665,364
3.70%, 04/01/2051	375,000	265,317
4.80%, 03/01/2050	315,000	258,803
5.05%, 03/30/2029	400,000	398,058
6.83%, 10/23/2055	150,000	157,995
Comcast Corp.
2.89%, 11/01/2051 (B)	1,533,000	1,136,102
2.94%, 11/01/2056 (B)	283,000	203,222
2.99%, 11/01/2063 (B)	768,000	544,265
3.25%, 11/01/2039	380,000	322,640
3.45%, 02/01/2050	95,000	78,445
3.95%, 10/15/2025	335,000	339,349
Discovery Communications LLC
3.63%, 05/15/2030	800,000	734,172
5.20%, 09/20/2047	335,000	308,547
Paramount Global
2.90%, 01/15/2027	250,000	235,538
4.00%, 01/15/2026	208,000	207,571
4.85%, 07/01/2042	150,000	133,248
SES SA 3.60%, 04/04/2023 (B)	100,000	100,069
Time Warner Cable LLC 5.50%, 09/01/2041	400,000	377,700
Time Warner Entertainment Co. LP 8.38%, 07/15/2033	250,000	303,343

		6,769,748

Metals & Mining - 0.2%
Anglo American Capital PLC 3.63%, 09/11/2024 (B)	200,000	198,887
Barrick Gold Corp. 6.45%, 10/15/2035	140,000	161,787
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	400,000	409,488
Glencore Funding LLC
2.50%, 09/01/2030 (B)	790,000	664,141
4.13%, 05/30/2023 (B)	234,000	235,502

		1,669,805

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.88%, 06/15/2047	260,000	226,616
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	259,810
4.15%, 05/15/2045	270,000	248,152
Dominion Energy, Inc. 5.25%, 08/01/2033	500,000	528,923
NiSource, Inc. 5.80%, 02/01/2042	600,000	627,701

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Public Service Co. of Oklahoma 3.15%, 08/15/2051	$ 360,000	$ 278,457
San Diego Gas & Electric Co.
2.95%, 08/15/2051	420,000	327,286
6.00%, 06/01/2026	320,000	352,436
6.13%, 09/15/2037	100,000	112,006

		2,961,387

Multiline Retail - 0.1%
Kohl’s Corp. 3.38%, 05/01/2031 (G)	645,000	613,571
Nordstrom, Inc. 4.25%, 08/01/2031 (G)	481,000	407,689

		1,021,260

Oil, Gas & Consumable Fuels - 1.7%
APT Pipelines Ltd. 4.25%, 07/15/2027 (B)	386,000	384,978
BP Capital Markets America, Inc.
2.77%, 11/10/2050	970,000	702,464
2.94%, 06/04/2051	35,000	26,014
3.00%, 03/17/2052	405,000	304,368
BP Capital Markets PLC 3.28%, 09/19/2027 (G)	173,000	167,673
Cameron LNG LLC 3.70%, 01/15/2039 (B)	554,000	489,302
Chevron USA, Inc. 3.25%, 10/15/2029	290,000	279,293
Diamondback Energy, Inc. 3.25%, 12/01/2026	270,000	262,687
Ecopetrol SA 5.38%, 06/26/2026	135,000	132,982
Energy Transfer LP
3.90%, 07/15/2026	195,000	189,831
4.15%, 09/15/2029	395,000	374,852
4.75%, 01/15/2026	476,000	482,004
5.50%, 06/01/2027	69,000	71,494
6.05%, 06/01/2041	538,000	548,141
6.10%, 02/15/2042	500,000	492,559
Eni SpA 5.70%, 10/01/2040 (B)	500,000	521,260
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	145,995
7.55%, 04/15/2038	161,000	198,582
EQT Corp. 3.90%, 10/01/2027	264,000	252,772
Exxon Mobil Corp.
3.00%, 08/16/2039	1,115,000	940,955
4.11%, 03/01/2046	294,000	280,810
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	310,000	272,537
4.32%, 12/30/2039 (B)	220,000	183,950
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (B)	442,175	369,243
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	244,705
2.60%, 10/15/2025 (B)	305,000	288,784
3.45%, 10/15/2027 (B)	597,000	559,178

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.
2.63%, 10/01/2023 (B)	$ 425,000	$ 415,962
5.88%, 04/01/2026 (B)	224,000	230,153
Lundin Energy Finance BV 2.00%, 07/15/2026 (B)	200,000	180,551
Marathon Petroleum Corp. 4.70%, 05/01/2025	694,000	704,707
NGPL PipeCo LLC 3.25%, 07/15/2031 (B)	335,000	291,383
ONEOK Partners LP 6.65%, 10/01/2036	220,000	235,033
ONEOK, Inc. 2.20%, 09/15/2025	500,000	469,354
Phillips 66 Partners LP
3.15%, 12/15/2029	300,000	277,413
4.90%, 10/01/2046	144,000	143,079
Pioneer Natural Resources Co. 1.90%, 08/15/2030	720,000	596,973
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	120,702
4.70%, 06/15/2044	160,000	133,699
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	200,000	186,112
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	129,481
8.00%, 03/01/2032	105,000	127,715
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	600,124
7.88%, 06/15/2026	100,000	114,221
Targa Resources Corp. 4.20%, 02/01/2033	190,000	180,313
TotalEnergies Capital International SA
2.99%, 06/29/2041	650,000	535,277
3.13%, 05/29/2050	605,000	480,638
3.46%, 07/12/2049	200,000	169,039
Valero Energy Corp. 2.15%, 09/15/2027	390,000	353,051

		15,842,393

Personal Products - 0.1%
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	549,000	500,831
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2029 (B)	530,000	500,600

		1,001,431

Pharmaceuticals - 0.5%
AstraZeneca PLC 6.45%, 09/15/2037	180,000	222,338
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	377,000	367,602
4.55%, 02/20/2048	288,000	290,312
Mylan, Inc. 5.40%, 11/29/2043	100,000	90,640
Royalty Pharma PLC
0.75%, 09/02/2023	465,000	450,141
1.20%, 09/02/2025	193,000	175,337
2.15%, 09/02/2031	287,000	231,098

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	$ 778,000	$ 751,274
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	885,000	707,600
3.18%, 07/09/2050	415,000	318,892
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	185,000	179,757
Viatris, Inc. 2.30%, 06/22/2027	1,260,000	1,115,983
Zoetis, Inc. 2.00%, 05/15/2030	410,000	354,122

		5,255,096

Professional Services - 0.1%
S&P Global, Inc.
2.90%, 03/01/2032 (B)	393,000	355,383
4.25%, 05/01/2029 (B)	519,000	521,792

		877,175

Real Estate Management & Development - 0.0% (F)
Ontario Teachers’ Cadillac Fairview Properties Trust 3.88%, 03/20/2027 (B)	325,000	323,410

Road & Rail - 1.0%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	250,000	223,321
2.53%, 11/18/2027 (B)	2,259,000	1,939,850
2.88%, 02/15/2025 (B)	150,000	140,940
4.25%, 04/15/2026 (B)	2,280,000	2,187,910
4.38%, 05/01/2026 (B)	510,000	489,947
5.25%, 05/15/2024 (B)	555,000	557,890
5.50%, 01/15/2026 (B)	890,000	891,956
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	203,573
5.75%, 05/01/2040	300,000	340,777
7.29%, 06/01/2036	90,000	113,142
Canadian Pacific Railway Co. 3.00%, 12/02/2041	500,000	407,583
CSX Corp.
4.75%, 11/15/2048	215,000	217,474
6.00%, 10/01/2036	340,000	383,398
Kansas City Southern
3.50%, 05/01/2050	500,000	405,610
4.70%, 05/01/2048	316,000	313,836
Norfolk Southern Corp. 3.85%, 01/15/2024	266,000	268,776
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	95,000	95,282
5.50%, 02/15/2024 (B)	42,000	42,456

		9,223,721

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.80%, 10/01/2041	367,000	297,393
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,000,000	866,569
3.14%, 11/15/2035 (B)	356,000	288,020
3.19%, 11/15/2036 (B)	925,000	731,565
KLA Corp. 3.30%, 03/01/2050	700,000	583,639

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
0.97%, 02/15/2024	$ 530,000	$ 505,265
0.98%, 09/01/2024 (B)	615,000	577,205
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (B)	570,000	479,889
3.25%, 05/11/2041 (B)	585,000	458,423
TSMC Arizona Corp. 4.50%, 04/22/2052	345,000	345,998
Xilinx, Inc. 2.38%, 06/01/2030	860,000	760,929

		5,894,895

Software - 0.3%
Citrix Systems, Inc. 1.25%, 03/01/2026	119,000	115,859
Microsoft Corp.
2.92%, 03/17/2052	307,000	250,506
3.04%, 03/17/2062	183,000	146,133
Oracle Corp. 2.30%, 03/25/2028	690,000	601,639
VMware, Inc.
1.40%, 08/15/2026	1,179,000	1,057,672
4.65%, 05/15/2027	220,000	223,169
Workday, Inc. 3.50%, 04/01/2027	578,000	563,932

		2,958,910

Specialty Retail - 0.1%
AutoZone, Inc. 1.65%, 01/15/2031	600,000	482,427
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	747,000	733,287

		1,215,714

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.40%, 08/20/2050 (G)	1,000,000	725,386
3.45%, 02/09/2045	528,000	472,905
3.75%, 09/12/2047	500,000	462,699
3.85%, 08/04/2046	207,000	196,800
4.65%, 02/23/2046	119,000	126,240
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	67,000	68,473
6.02%, 06/15/2026	1,293,000	1,365,818
HP, Inc. 3.00%, 06/17/2027	335,000	314,353

		3,732,674

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	665,000	533,484
BAT Capital Corp.
2.26%, 03/25/2028	290,000	247,916
3.73%, 09/25/2040	195,000	146,021
3.98%, 09/25/2050	300,000	216,949
4.39%, 08/15/2037	400,000	341,106
4.54%, 08/15/2047	290,000	230,542
BAT International Finance PLC 1.67%, 03/25/2026	215,000	193,011

		1,909,029

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	$ 1,153,000	$ 1,044,137
3.38%, 07/01/2025	950,000	917,222
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	270,000	269,664
3.50%, 10/10/2024 (B)	200,000	198,838
International Lease Finance Corp. 5.88%, 08/15/2022	154,000	155,254
WW Grainger, Inc. 4.60%, 06/15/2045	198,000	201,215

		2,786,330

Transportation Infrastructure - 0.0% (F)
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	159,752
Penske Truck Leasing Co. LP / PTL Finance Corp. 4.13%, 08/01/2023 (B)	233,000	234,681

		394,433

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	302,223
4.00%, 12/01/2046	172,000	157,912

		460,135

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 4.38%, 04/22/2049 (G)	251,000	239,549
Rogers Communications, Inc. 4.55%, 03/15/2052 (B)	370,000	329,357
Vodafone Group PLC
4.88%, 06/19/2049	545,000	522,639
5.25%, 05/30/2048	260,000	260,728

		1,352,273

Total Corporate Debt Securities (Cost $283,388,238)		258,584,592

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Chile - 0.0% (F)
Chile Government International Bond 2.55%, 01/27/2032 (G)	218,000	189,412

Mexico - 0.4%
Mexico Government International Bond
2.66%, 05/24/2031	467,000	394,615
3.75%, 01/11/2028	1,042,000	1,003,904
3.77%, 05/24/2061	345,000	241,473
4.13%, 01/21/2026	615,000	616,784
4.35%, 01/15/2047	183,000	148,252
4.60%, 02/10/2048	200,000	168,769
4.75%, 03/08/2044	190,000	166,341
5.75%, 10/12/2110	550,000	497,932

		3,238,070

Panama - 0.0% (F)
Panama Government International Bond 4.50%, 04/16/2050	200,000	172,964

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond 2.25%, 02/02/2033 (B)	$ 272,000	$ 235,855

Total Foreign Government Obligations (Cost $4,411,539)		3,836,301

MORTGAGE-BACKED SECURITIES - 7.1%
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75% (A), 12/25/2035 (B)	498	526
Banc of America Funding Trust Series 2004-3, Class 1A1, 5.50%, 10/25/2034	31,321	30,201
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.66% (A), 04/25/2033	4,997	5,029
Bayview Financing Trust Series 2020-3F, Class A, 1-Month LIBOR + 3.00%, 3.08% (A), 11/10/2022 (C)	651,422	650,040
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (B)	1,500,000	1,468,200
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.17% (A), 07/25/2033	15,858	16,147
Series 2004-2, Class 14A,
3.03% (A), 05/25/2034	11,214	10,944
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.72% (A), 06/11/2041 (B)	2,746	3
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.35% (A), 02/25/2037	174,317	173,613
Series 2007-A1, Class 2A1,
2.46% (A), 02/25/2037	32,450	32,618
Series 2007-A1, Class 7A1,
2.46% (A), 02/25/2037	22,763	23,274
Series 2007-A1, Class 9A1,
2.60% (A), 02/25/2037	12,403	12,493
Series 2007-A2, Class 1A1,
2.44% (A), 06/25/2035	4,986	4,857
Series 2007-A2, Class 2A1,
2.42% (A), 06/25/2035	57,823	58,090
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	60,069	57,467
Series 2004-3, Class A4,
5.75%, 04/25/2034	90,104	86,575
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	78,826	77,482
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (D)	254	254
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-HYB1, Class A, 2.24% (A), 09/25/2033	16,888	17,511

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust Series 2009-10, Class 1A1, 2.52% (A), 09/25/2033 (B)	$ 58,177	$ 58,293
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	26,581	25,273
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	55,287	53,734
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	561,513
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	2,410,000	2,319,842
COMM Mortgage Trust, Interest Only STRIPS Series 2012-CR2, Class XA, 1.68% (A), 08/15/2045	614,002	48
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	23,209	22,553
Series 2003-AR15, Class 3A1,
2.28% (A), 06/25/2033	43,581	43,220
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,468
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	5,195	4,993
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	30,803	30,886
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	47,159	46,510
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	99,176	95,376
CSMC Series 2022-JR1, Class A1, 4.27% (A), 10/25/2066 (B)	1,872,672	1,864,037
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (B)	500,000	423,677
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.36% (A), 02/25/2020	6,279	6,240
Federal National Mortgage Association
Series 2022-M1G, Class A2,
1.58% (A), 09/25/2031	10,700,000	9,117,112
Series 2022-M3, Class A2,
1.76% (A), 11/25/2031	2,500,000	2,153,834
FMC GMSR Issuer Trust
3.69%, 02/25/2024	2,835,000	2,835,000
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,616,562
Series 2021-GT1, Class A,
3.62% (A), 07/25/2026 (B)	1,700,000	1,568,040
Series 2021-GT2, Class A,
3.85% (A), 10/25/2026 (B)	1,440,000	1,310,529

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 1.02% (A), 09/25/2035 (B)	$ 509,099	$ 442,042
GSMPS Mortgage Loan Trust, Interest Only STRIPS Series 2005-RP3, Class 1AS, 3.73% (A), 09/25/2035 (B)	381,824	16,392
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	104,530	102,004
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	70,110	69,470
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 1.17% (A), 06/25/2035	5,744	5,707
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (A), 11/25/2024 (B)	854,738	847,733
Home RE Ltd. Series 2022-1, Class M1A, 3.13% (A), 10/25/2034 (B)	1,600,000	1,599,986
Impac CMB Trust Series 2005-4, Class 2A1, 1-Month LIBOR + 0.30%, 1.27% (A), 05/25/2035	83,244	79,410
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/2033	24,810	22,062
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 1.37% (A), 05/25/2036	50,352	48,874
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	1,590,000	1,564,094
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-CB15, Class X1, 0.45% (A), 06/12/2043	931,841	13
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
2.30% (A), 07/25/2034	3,050	3,099
Series 2004-A4, Class 1A1,
2.24% (A), 09/25/2034	7,766	7,519
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,632
Series 2005-A1, Class 3A4,
2.63% (A), 02/25/2035	31,336	30,711
Series 2006-A2, Class 5A3,
2.28% (A), 11/25/2033	56,762	56,881
Series 2006-A3, Class 6A1,
2.63% (A), 08/25/2034	8,185	8,156
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09% (A), 09/25/2026 (B)	810,000	778,478
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.70% (A), 04/21/2034	77,817	76,984

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust (continued)
Series 2004-13, Class 3A7,
2.76% (A), 11/21/2034	$ 50,982	$ 50,440
MASTR Alternative Loan Trust Series 2003-9, Class 2A1, 6.00%, 12/25/2033	10,343	10,120
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	120,472	116,684
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	15,232	14,234
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (B)	5,280	4,443
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
2.56% (A), 07/25/2033	27,414	26,838
Series 2003-A5, Class 2A6,
2.00% (A), 08/25/2033	11,668	11,428
Series 2004-1, Class 2A1,
2.09% (A), 12/25/2034	59,326	58,596
Series 2004-A4, Class A2,
2.74% (A), 08/25/2034	28,288	28,103
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 1.55% (A), 09/25/2029	45,605	44,405
Morgan Stanley Capital I Trust, Interest Only STRIPS Series 2006-T21, Class X, 0.07% (A), 10/12/2052 (B)	3,163,559	230
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64% (A), 04/25/2034	76,739	76,714
MRCD Mortgage Trust Series 2019-PARK, Class D, 2.72%, 12/15/2036 (B)	1,443,000	1,333,941
PRET LLC Series 2021-RN4, Class A1, 2.49% (A), 10/25/2051 (B)	2,848,883	2,712,184
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24% (A), 09/27/2060 (B)	1,517,803	1,452,729
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	23,401	23,266
Prime Mortgage Trust, Principal Only STRIPS Series 2004-CL1, Class 1, Zero Coupon, 02/25/2034	1,217	1,094
PRPM LLC
Series 2021-1, Class A1,
2.12% (A), 01/25/2026 (B)	1,360,080	1,299,555
Series 2021-3, Class A1,
1.87% (A), 04/25/2026 (B)	813,321	772,365
RAMP Trust Series 2004-SL2, Class A3, 7.00%, 10/25/2031	61,652	61,234
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	1,563,964	1,546,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust (continued)
Series 2018-2, Class M55D,
4.00%, 11/25/2057	$ 2,165,532	$ 2,174,841
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,711,324	1,678,823
Series 2019-3, Class MB,
3.50%, 10/25/2058	941,534	885,427
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,196,784	1,209,513
Series 2022-1, Class MTU,
3.25%, 11/25/2061	1,824,820	1,763,846
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.19% (A), 12/20/2034	105,960	100,445
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 1.19% (A), 12/20/2034	2,056	2,047
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.63% (A), 01/20/2035	55,670	53,636
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 07/15/2041 (B)	1,620,000	1,443,898
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 1-Month LIBOR + 0.66%, 1.21% (A), 10/19/2034	106,339	103,593
Structured Asset Securities Corp. Series 2004-4XS, Class 1A5, 5.17% (A), 02/25/2034	161,313	154,971
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A, Class 2A, 2.07% (A), 12/25/2033	32,772	32,864
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 1.31% (A), 09/25/2043	50,773	50,735
Series 2004-1, Class II2A,
1.49% (A), 03/25/2044	16,775	16,673
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72% (A), 09/25/2022	625,992	616,325
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92% (A), 11/30/2060 (B)	2,306,084	2,124,772
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	1,000,000	998,418
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 05/10/2063	189,763	189,530
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.38% (A), 05/10/2063 (B)	1,547,452	684

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
VM Master Issuer LLC Series 2022-1, Class A1, 5.16% (A), 05/24/2025 (B)	$ 2,000,000	$ 1,991,200
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (B)	1,000,000	1,002,552
VOLT C LLC Series 2021-NPL9, Class A1, 1.99% (A), 05/25/2051 (B)	745,934	711,873
VOLT CI LLC Series 2021-NP10, Class A1, 1.99% (A), 05/25/2051 (B)	846,370	807,230
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89% (A), 02/27/2051 (B)	2,007,073	1,934,254
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24% (A), 02/27/2051 (B)	1,418,880	1,355,728
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24% (A), 03/27/2051 (B)	480,362	460,953
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24% (A), 04/25/2051 (B)	1,239,981	1,186,996
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B)	452,594	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.58% (A), 06/25/2033	84,000	82,624
Series 2003-AR7, Class A7,
2.38% (A), 08/25/2033	35,433	34,534
Series 2003-AR8, Class A,
2.71% (A), 08/25/2033	13,096	13,271
Series 2003-AR9, Class 1A6,
2.52% (A), 09/25/2033	66,656	65,534
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	83,705	81,532
Series 2003-S4, Class 2A10,
1-Month LIBOR + 17.46%, 15.63% (A), 06/25/2033	2,786	2,834
Series 2003-S9, Class A8,
5.25%, 10/25/2033	39,831	38,569
Series 2004-AR3, Class A1,
2.68% (A), 06/25/2034	7,390	7,314
Series 2004-AR3, Class A2,
2.68% (A), 06/25/2034	76,016	75,228
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	49,489	48,576
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	27,837	28,652
Wells Fargo Commercial Mortgage Trust Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,915,000	1,841,805

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2004-U, Class A1, 2.82% (A), 10/25/2034	$ 144,730	$ 141,291
ZH Trust Series 2021-1, Class A, 2.25%, 02/18/2027 (B)	362,897	355,021

Total Mortgage-Backed Securities (Cost $71,891,482)		68,170,319

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	520,000	687,185
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Series N, 3.71%, 05/15/2120	820,000	619,567

		1,306,752

New York - 0.2%
New York State Dormitory Authority, Revenue Bonds, Series D, 5.60%, 03/15/2040	280,000	317,455
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	811,428
5.65%, 11/01/2040	655,000	761,057

		1,889,940

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds, Series B, 7.50%, 02/15/2050	640,000	868,353
Ohio State University, Revenue Bonds, Series A, 4.80%, 06/01/2111	1,370,000	1,396,146

		2,264,499

Total Municipal Government Obligations (Cost $5,229,901)		5,461,191

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.0%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.58%, 1.83% (A), 12/01/2036	44,368	45,334
12-Month LIBOR + 1.64%, 1.89% (A), 11/01/2036	22,717	23,237
6-Month LIBOR + 1.55%, 1.89% (A), 05/01/2037	43,970	45,369
12-Month LIBOR + 1.67%, 1.92% (A), 12/01/2036	70,386	72,738
12-Month LIBOR + 1.77%, 2.02% (A), 09/01/2037	10,589	10,652
12-Month LIBOR + 1.70%, 2.08% (A), 02/01/2037	19,998	20,595
6-Month LIBOR + 1.70%, 2.14% (A), 10/01/2036	12,370	12,467

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.91%, 2.16% (A), 04/01/2037	$ 1,215	$ 1,207
6-Month LIBOR + 2.01%, 2.20% (A), 05/01/2037	15,388	16,113
12-Month LIBOR + 2.00%, 2.25% (A), 11/01/2036	5,952	5,934
12-Month LIBOR + 1.89%, 2.29% (A), 05/01/2038	4,441	4,454
1-Year CMT + 2.25%, 2.33% (A), 07/01/2036	93,549	97,472
1-Year CMT + 2.24%, 2.35% (A), 11/01/2036	58,366	60,344
1-Year CMT + 2.25%, 2.36% (A), 02/01/2036	106,417	110,278
1-Year CMT + 2.36%, 2.36% (A), 10/01/2037	5,380	5,383
1-Year CMT + 2.25%, 2.38% (A), 01/01/2035	142,125	147,063
12-Month LIBOR + 2.18%, 2.43% (A), 05/01/2037	63,918	66,300
12-Month LIBOR + 2.06%, 2.51% (A), 05/01/2037	12,799	12,755
1-Year CMT + 2.43%, 2.51% (A), 12/01/2031	158,661	158,931
12-Month LIBOR + 1.98%, 2.67% (A), 04/01/2037	15,643	15,590
12-Month LIBOR + 2.33%, 2.73% (A), 05/01/2036	9,381	9,732
12-Month LIBOR + 2.47%, 2.73% (A), 03/01/2036	35,644	37,169
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	58,228	58,151
3.00%, 10/01/2051 - 02/01/2052	6,550,548	6,213,441
3.50%, 06/01/2042 - 02/01/2052	2,235,566	2,189,639
4.00%, 04/01/2043 - 09/01/2049	2,871,867	2,919,956
4.50%, 05/01/2041 - 07/01/2047	4,708,926	4,911,666
5.00%, 08/01/2040	112,458	119,047
5.50%, 05/01/2023 - 12/01/2035	228,510	230,878
6.00%, 12/01/2036 - 06/01/2037	133,819	142,968
6.50%, 05/01/2035 - 03/01/2038	521,045	566,102
7.50%, 02/01/2038 - 09/01/2038	26,436	28,405
10.00%, 10/01/2030	1,927	2,024
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 12/25/2022	1,029,006	1,027,686
2.72%, 07/25/2026	1,456,000	1,424,560
2.74%, 09/25/2025	1,000,000	983,828
2.81%, 09/25/2024	3,215,410	3,200,384
2.84%, 09/25/2022	76,090	76,246
2.93%, 01/25/2023	300,686	301,540
3.24%, 04/25/2027	1,097,000	1,096,350
3.30% (A), 11/25/2027	965,000	968,057
3.33%, 05/25/2027	590,000	589,519
3.34% (A), 04/25/2028	970,000	963,831
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 0.63% (A), 07/15/2037	226,580	225,981

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
1-Month LIBOR + 0.25%, 0.80% (A), 08/15/2023	$ 18,619	$ 18,623
1-Month LIBOR + 0.30%, 0.85% (A), 03/15/2036	16,716	16,640
1-Month LIBOR + 1.20%, 1.75% (A), 07/15/2039	9,512	9,719
4.00%, 11/15/2041 - 07/15/2042	2,626,108	2,713,376
4.50%, 06/15/2025	465,724	474,855
5.00%, 07/15/2033 - 07/15/2041	8,323,612	8,736,627
5.30%, 01/15/2033	194,371	205,322
5.50%, 10/15/2032 - 01/15/2039	1,165,186	1,247,037
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	182,473	183,033
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	190,910	189,820
5.67% (A), 10/15/2038	97,705	103,360
6.00%, 05/15/2034 - 06/15/2038	809,520	884,819
6.25%, 10/15/2023	22,331	22,844
6.50%, 02/15/2026 - 06/15/2032	354,548	377,339
7.00%, 12/15/2036	214,566	240,094
7.50% (A), 11/15/2046	306,157	337,552
7.50%, 11/15/2036 - 12/15/2036	251,434	284,457
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	9,192	9,730
(1.50) * 1-Month LIBOR + 9.08%, 8.39% (A), 11/15/2033	14,260	14,162
(1.83) * 1-Month LIBOR + 14.85%, 13.83% (A), 06/15/2033	14,102	16,479
(3.33) * 1-Month LIBOR + 17.50%, 15.65% (A), 02/15/2040	191,811	218,767
(2.50) * 1-Month LIBOR + 17.45%, 16.06% (A), 02/15/2038	7,146	8,360
(3.00) * 1-Month LIBOR + 20.22%, 18.56% (A), 07/15/2035	15,631	18,331
(2.60) * 1-Month LIBOR + 20.93%, 19.49% (A), 08/15/2031	19,650	23,188
(4.00) * 1-Month LIBOR + 22.00%, 19.78% (A), 05/15/2035	24,062	26,873
(4.50) * 1-Month LIBOR + 24.75%, 22.26% (A), 06/15/2035	37,962	49,353
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.45% (A), 01/15/2040	196,884	7,481
4.50%, 12/15/2024 (I)	1	0
5.00%, 10/15/2039 - 08/15/2040	197,040	11,036
(1.00) * 1-Month LIBOR + 6.00%, 5.45% (A), 11/15/2037 - 10/15/2040	255,362	34,985
(1.00) * 1-Month LIBOR + 6.05%, 5.50% (A), 05/15/2038	31,583	1,950
(1.00) * 1-Month LIBOR + 6.10%, 5.55% (A), 05/15/2039	20,472	2,748
(1.00) * 1-Month LIBOR + 6.25%, 5.70% (A), 12/15/2039	102,877	12,581
(1.00) * 1-Month LIBOR + 6.34%, 5.79% (A), 12/15/2039	274,160	25,368
(1.00) * 1-Month LIBOR + 6.40%, 5.85% (A), 01/15/2037	25,807	1,765

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.45%, 5.90% (A), 11/15/2037	$ 11,867	$ 1,798
(1.00) * 1-Month LIBOR + 6.80%, 6.25% (A), 09/15/2039	70,514	6,004
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 09/15/2032 - 12/15/2043	1,971,314	1,694,042
Federal Home Loan Mortgage Corp. STRIPS 3.50%, 07/15/2042	649,363	641,751
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.49% (A), 10/25/2037	212,170	205,126
5.23%, 05/25/2043	600,903	624,554
6.50%, 02/25/2043	209,078	230,180
6.50% (A), 09/25/2043	92,606	103,932
7.00%, 02/25/2043 - 07/25/2043	226,961	248,588
7.50%, 02/25/2042 - 09/25/2043	273,677	301,784
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.70%, 7.15% (A), 08/15/2036	179,973	31,896
Federal National Mortgage Association
0.75%, 09/25/2028	2,672,347	2,398,886
1-Month LIBOR + 0.22%, 0.89% (A), 03/25/2045 - 02/25/2046	74,514	74,443
1.00%, 11/25/2033	2,120,113	1,943,428
1-Month LIBOR + 0.40%, 1.07% (A), 05/25/2042	131,610	131,151
1-Month LIBOR + 0.55%, 1.22% (A), 08/25/2042	287,137	286,998
1-Month LIBOR + 0.93%, 1.38% (A), 11/25/2022	99,587	99,546
12-Month LIBOR + 1.25%, 1.50% (A), 11/01/2037	18,934	19,289
6-Month LIBOR + 1.32%, 1.55% (A), 07/01/2037	35,682	36,697
6-Month LIBOR + 1.17%, 1.67% (A), 09/01/2036	13,584	13,824
6-Month LIBOR + 1.48%, 1.77% (A), 02/01/2037	34,987	36,133
6-Month LIBOR + 1.46%, 1.79% (A), 02/01/2037	5,895	5,990
12-Month LIBOR + 1.57%, 1.82% (A), 09/01/2036	56,235	57,694
12-Month LIBOR + 1.64%, 1.89% (A), 07/01/2037	10,504	10,813
12-Month LIBOR + 1.72%, 1.97% (A), 05/01/2036	7,805	7,811
12-Month LIBOR + 1.76%, 2.01% (A), 09/01/2037	3,931	3,934
12-Month LIBOR + 1.77%, 2.02% (A), 10/01/2036	21,346	21,256
12-Month LIBOR + 1.79%, 2.04% (A), 07/01/2037	19,976	19,902
12-Month LIBOR + 1.80%, 2.07% (A), 12/01/2036	8,827	8,784

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.82%, 2.07% (A), 09/01/2036	$ 6,114	$ 6,096
12-Month LIBOR + 1.84%, 2.12% (A), 06/01/2036	16,867	17,360
1-Year CMT + 2.08%, 2.12% (A), 11/01/2037	36,582	38,242
12-Month LIBOR + 1.88%, 2.13% (A), 08/01/2036	2,855	2,849
2.15%, 01/25/2023	694,566	692,845
12-Month LIBOR + 1.95%, 2.20% (A), 11/01/2036	755	751
12-Month LIBOR + 1.60%, 2.22% (A), 04/01/2037	1,895	1,894
12-Month LIBOR + 1.69%, 2.30% (A), 04/01/2036	17,444	17,888
2.38%, 10/01/2026	1,432,614	1,381,969
2.43%, 08/01/2026	1,834,593	1,774,722
2.44%, 06/01/2030	2,397,806	2,239,602
2.49%, 05/01/2026	949,014	921,463
2.50%, 09/01/2051 - 01/01/2052	4,406,723	4,034,979
2.56% (A), 12/25/2026	335,543	326,022
2.58%, 03/01/2032	2,593,165	2,403,472
2.61%, 06/01/2026	1,012,000	985,884
12-Month LIBOR + 2.37%, 2.62% (A), 08/01/2037	16,211	16,389
2.62%, 11/01/2031	4,165,000	3,884,939
2.63%, 03/01/2026	2,773,831	2,709,470
2.64%, 06/01/2026	2,477,000	2,415,955
2.70%, 07/01/2026	1,220,297	1,192,684
6-Month LIBOR + 2.50%, 2.70% (A), 03/01/2036	82,787	87,693
12-Month LIBOR + 2.38%, 2.73% (A), 03/01/2036	42,458	44,360
2.80%, 01/01/2028	1,102,814	1,072,357
2.90%, 06/25/2027	2,032,498	2,002,029
2.92%, 01/01/2025	2,404,204	2,383,240
2.94% (A), 01/25/2026	3,136,551	3,083,575
2.94%, 12/01/2028	5,000,000	4,877,886
2.98%, 06/01/2027	1,694,204	1,665,653
3.00%, 06/01/2043 - 02/01/2052	4,360,997	4,143,659
3.02%, 07/01/2024 - 07/01/2029	7,488,929	7,371,341
3.04%, 06/01/2024	1,659,401	1,650,003
3.06% (A), 05/25/2027	1,640,097	1,629,993
3.08%, 12/01/2024	1,774,565	1,766,513
3.09%, 09/01/2029	3,797,000	3,721,268
3.11%, 03/01/2027	1,857,116	1,836,057
3.15%, 04/01/2031	2,519,382	2,478,468
3.16% (A), 03/25/2028	1,032,713	1,019,604
3.17% (A), 06/25/2027	1,414,833	1,410,743
3.18% (A), 02/25/2030	811,455	800,017
3.22% (A), 04/25/2029	1,321,445	1,307,489
3.24%, 06/01/2026	859,491	856,463
3.29%, 08/01/2026	971,056	969,683
3.37%, 05/01/2037	826,296	811,100
3.48% (A), 07/25/2028	2,032,000	2,049,903
3.50%, 04/01/2043 - 03/01/2060	15,510,180	15,231,620
3.76%, 12/01/2035	1,804,317	1,802,709
3.97%, 12/01/2025	386,120	393,233

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 01/01/2043 - 04/01/2052	$ 4,429,582	$ 4,484,122
4.45%, 07/01/2026	1,239,337	1,280,118
4.55%, 06/25/2043	55,434	56,203
5.00%, 08/01/2024 - 08/01/2040	294,215	312,775
5.50%, 11/01/2032 - 07/01/2037	752,391	799,057
6.00%, 08/01/2022 - 11/01/2037	918,164	975,261
6.50%, 06/01/2023 - 07/25/2042	634,715	682,266
7.00%, 12/25/2033 - 02/25/2044	728,901	793,965
7.50%, 10/01/2037 - 12/25/2045	393,454	434,172
8.00%, 10/01/2031	14,333	15,020
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.66% (A), 06/27/2036	100,298	98,864
1-Month LIBOR + 0.24%, 0.91% (A), 10/25/2046	63,292	62,672
1-Month LIBOR + 0.29%, 0.96% (A), 07/25/2036	62,422	62,215
1-Month LIBOR + 0.40%, 1.07% (A), 06/25/2037	13,565	13,564
1-Month LIBOR + 0.55%, 1.22% (A), 08/25/2041	102,294	102,771
1-Month LIBOR + 0.60%, 1.27% (A), 04/25/2040	79,957	80,454
2.01% (A), 12/25/2039	68,157	70,886
3.00%, 01/25/2046	492,032	481,387
3.50%, 02/25/2043	422,334	406,104
4.50%, 02/25/2039 - 05/25/2041	556,170	575,414
5.11% (A), 01/25/2032 (J)	9,070	9,381
5.39% (A), 12/25/2042	74,797	75,962
5.50%, 08/25/2025 - 10/25/2040	3,317,224	3,525,540
5.75%, 08/25/2034	416,569	422,347
5.85% (A), 05/25/2051	68,077	73,244
6.00%, 03/25/2029 - 12/25/2049	987,767	1,045,875
6.01% (A), 06/25/2040	79,506	85,417
6.20% (A), 02/25/2040	86,470	92,340
6.25%, 09/25/2038	11,457	12,361
6.43% (A), 03/25/2040	132,199	140,451
6.50%, 04/18/2028 - 11/25/2041	367,339	395,177
6.75%, 04/25/2037	35,222	36,661
7.00%, 03/25/2038 - 11/25/2041	730,222	808,136
7.50%, 05/17/2024	13,153	13,542
8.00%, 02/25/2023	26,791	27,231
(2.00) * 1-Month LIBOR + 12.66%, 11.32% (A), 03/25/2040	90,743	99,523
(2.00) * 1-Month LIBOR + 16.20%, 14.86% (A), 01/25/2034	3,105	3,168
(2.50) * 1-Month LIBOR + 16.88%, 15.21% (A), 08/25/2035 - 10/25/2035	27,304	31,254
(3.33) * 1-Month LIBOR + 17.67%, 15.44% (A), 04/25/2040	96,703	104,413
(2.75) * 1-Month LIBOR + 17.88%, 16.04% (A), 09/25/2024	24,788	25,281
(2.75) * 1-Month LIBOR + 19.53%, 17.69% (A), 05/25/2034	56,444	67,636
(2.75) * 1-Month LIBOR + 20.13%, 18.29% (A), 05/25/2035	49,214	52,895
(3.33) * 1-Month LIBOR + 22.67%, 20.44% (A), 04/25/2037	30,705	40,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(3.67) * 1-Month LIBOR + 24.57%, 22.12% (A), 11/25/2035	$ 29,472	$ 34,273
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.99% (A), 01/25/2038	30,255	1,109
1.56% (A), 04/25/2041	118,577	6,571
(1.00) * 1-Month LIBOR + 4.44%, 3.77% (A), 11/25/2040	255,155	20,495
(1.00) * 1-Month LIBOR + 5.00%, 4.33% (A), 07/25/2040	289,932	29,964
5.00%, 07/25/2039	36,737	6,414
(1.00) * 1-Month LIBOR + 5.90%, 5.23% (A), 10/25/2039	18,605	2,217
(1.00) * 1-Month LIBOR + 6.00%, 5.33% (A), 02/25/2038 - 06/25/2039	293,515	34,065
5.50%, 10/25/2039	54,644	9,849
(1.00) * 1-Month LIBOR + 6.18%, 5.51% (A), 12/25/2039	5,990	697
(1.00) * 1-Month LIBOR + 6.25%, 5.58% (A), 01/25/2040	136,945	18,234
(1.00) * 1-Month LIBOR + 6.35%, 5.68% (A), 12/25/2037	182,406	23,351
(1.00) * 1-Month LIBOR + 6.40%, 5.73% (A), 07/25/2037 - 05/25/2040	368,384	51,124
(1.00) * 1-Month LIBOR + 6.42%, 5.75% (A), 04/25/2040	55,119	6,637
(1.00) * 1-Month LIBOR + 6.45%, 5.78% (A), 10/25/2037 - 12/25/2037	151,932	23,743
(1.00) * 1-Month LIBOR + 6.62%, 5.95% (A), 07/25/2037	68,248	9,049
(1.00) * 1-Month LIBOR + 6.65%, 5.98% (A), 10/25/2026 - 03/25/2039	229,085	18,624
(1.00) * 1-Month LIBOR + 6.70%, 6.03% (A), 03/25/2036	619,879	95,023
(1.00) * 1-Month LIBOR + 6.99%, 6.32% (A), 03/25/2038	67,083	10,667
(1.00) * 1-Month LIBOR + 7.10%, 6.43% (A), 02/25/2040	53,606	7,180
Federal National Mortgage Association REMIC, Principal Only STRIPS 10/25/2023 - 12/25/2043	1,430,513	1,233,774
Federal National Mortgage Association, Interest Only STRIPS
2.09% (A), 11/25/2033	13,090,330	1,533,611
2.12% (A), 07/25/2030	13,782,846	1,547,018
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	144,668	133,914
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	920,000	891,407
3.80% (A), 01/25/2048 (B)	1,405,000	1,360,346
3.80% (A), 01/25/2048 (B)	4,355,000	4,294,793
3.96% (A), 11/25/2047 (B)	2,000,000	1,968,250
4.02% (A), 07/25/2049 (B)	750,000	753,503
4.21% (A), 11/25/2047 (B)	853,000	846,819
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.69% (A), 03/20/2060	8,860	8,804

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.47%, 0.71% (A), 05/20/2063	$ 660,464	$ 657,687
1-Month LIBOR + 0.50%, 0.74% (A), 06/20/2067	1,436,799	1,430,090
1-Month LIBOR + 0.52%, 0.76% (A), 10/20/2062	579,944	578,044
1-Month LIBOR + 0.53%, 0.77% (A), 10/20/2062	848,722	850,054
1-Month LIBOR + 0.58%, 0.82% (A), 05/20/2066	280,539	279,948
1-Month LIBOR + 0.60%, 0.84% (A), 11/20/2065	2,014,533	2,010,394
1-Month LIBOR + 0.65%, 0.89% (A), 05/20/2061 - 01/20/2066	3,858,045	3,854,243
1-Month LIBOR + 0.70%, 0.94% (A), 05/20/2061 - 03/20/2066	2,788,431	2,789,355
1-Month LIBOR + 1.00%, 1.24% (A), 12/20/2066	519,599	523,968
1-Year CMT + 1.75%, 2.34% (A), 11/20/2071	2,152,636	2,272,780
1-Year CMT + 1.76%, 2.34% (A), 11/20/2071	1,745,541	1,843,230
1-Year CMT + 1.83%, 2.41% (A), 08/20/2071	1,536,367	1,626,439
2.50%, 08/20/2051 - 10/20/2051	990,742	923,342
2.88% (A), 03/20/2072 (K)	1,883,570	1,990,620
3.00%, 01/20/2052 - 02/20/2052	4,695,197	4,490,285
3.50%, 01/20/2051 - 02/20/2052	14,573,384	14,480,686
4.00%, 02/20/2052	2,193,239	2,246,647
4.50%, 11/20/2034 - 11/20/2049	2,361,620	2,452,467
5.50%, 01/16/2033 - 09/20/2039	2,005,388	2,102,864
5.75%, 02/20/2036 - 10/20/2037	245,013	256,925
5.83% (A), 10/20/2033	120,287	126,579
6.00%, 11/20/2033 - 08/20/2038	435,201	458,129
6.50%, 01/15/2032 - 12/15/2035	276,601	299,474
7.00%, 09/15/2031 - 10/16/2040	300,089	323,112
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	6,042	6,159
7.50%, 09/16/2035 - 10/15/2037	49,575	53,728
(2.92) * 1-Month LIBOR + 17.50%, 16.20% (A), 02/20/2034	24,031	25,174
(3.50) * 1-Month LIBOR + 23.28%, 21.19% (A), 04/20/2037	66,610	77,392
Government National Mortgage Association, Interest Only STRIPS
1.68% (A), 06/20/2067	3,109,459	125,700
(1.00) * 1-Month LIBOR + 5.83%, 5.24% (A), 02/20/2038	35,211	2,416
(1.00) * 1-Month LIBOR + 5.90%, 5.31% (A), 09/20/2038	220,328	17,601
(1.00) * 1-Month LIBOR + 5.95%, 5.36% (A), 02/20/2039 - 06/20/2039	82,743	6,481
(1.00) * 1-Month LIBOR + 6.00%, 5.41% (A), 02/20/2038	354,974	32,190
(1.00) * 1-Month LIBOR + 6.04%, 5.45% (A), 02/20/2039	27,455	1,330
(1.00) * 1-Month LIBOR + 6.05%, 5.46% (A), 08/16/2039	127,851	11,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.09%, 5.50% (A), 09/20/2039	$ 220,186	$ 25,736
(1.00) * 1-Month LIBOR + 6.10%, 5.51% (A), 11/20/2034 - 07/16/2039	292,454	20,883
(1.00) * 1-Month LIBOR + 6.15%, 5.56% (A), 07/20/2038	244,627	13,510
(1.00) * 1-Month LIBOR + 6.20%, 5.61% (A), 03/20/2037 - 06/20/2038	101,155	7,761
(1.00) * 1-Month LIBOR + 6.40%, 5.81% (A), 12/20/2038 - 11/16/2039	151,884	18,589
(1.00) * 1-Month LIBOR + 6.55%, 5.96% (A), 11/16/2033 - 11/20/2037	57,868	3,455
(1.00) * 1-Month LIBOR + 6.60%, 6.01% (A), 05/20/2041	148,304	14,027
(1.00) * 1-Month LIBOR + 6.68%, 6.09% (A), 07/20/2037	136,884	13,179
(1.00) * 1-Month LIBOR + 6.70%, 6.11% (A), 06/20/2037	257,136	30,734
6.50%, 03/20/2039	19,886	3,213
(1.00) * 1-Month LIBOR + 7.30%, 6.71% (A), 12/20/2038	143,177	13,598
(1.00) * 1-Month LIBOR + 7.60%, 7.01% (A), 09/20/2038	16,862	1,555
(1.00) * 1-Month LIBOR + 7.70%, 7.11% (A), 04/16/2038	14,944	1,532
Government National Mortgage Association, Principal Only STRIPS 08/20/2035 - 12/20/2040	456,439	404,190
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 01/15/2030	2,000,000	1,554,309
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	398,401
4.63%, 09/15/2060	451,000	529,223
5.88%, 04/01/2036	2,565,000	3,196,419
Tennessee Valley Authority, Principal Only STRIPS 11/01/2025 - 05/01/2030	3,300,000	2,800,291
Uniform Mortgage-Backed Security
3.00%, TBA (K)	760,000	717,398
3.50%, TBA (K)	530,000	514,597
Vendee Mortgage Trust
6.75%, 06/15/2028	107,362	114,475
7.25%, 02/15/2023	20,192	20,525

Total U.S. Government Agency Obligations (Cost $251,841,296)		240,148,299

U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. Treasury - 28.0%
U.S. Treasury Bond
1.25%, 05/15/2050	3,141,000	2,104,470
1.63%, 11/15/2050	4,275,000	3,157,321
1.75%, 08/15/2041	1,510,000	1,199,742
1.88%, 02/15/2041 - 11/15/2051	28,515,100	22,832,625
2.00%, 11/15/2041 - 08/15/2051	3,939,000	3,204,672
2.25%, 05/15/2041 - 02/15/2052	6,270,000	5,429,039
2.38%, 02/15/2042 (G)	2,600,000	2,303,438

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.38%, 11/15/2049 - 05/15/2051	$ 5,765,000	$ 5,093,047
2.50%, 02/15/2045	2,300,000	2,042,688
2.88%, 08/15/2045	2,260,000	2,148,324
3.00%, 02/15/2047 - 02/15/2048	594,000	584,699
3.13%, 02/15/2043 - 05/15/2048	1,651,000	1,641,967
3.38%, 05/15/2044	3,000,000	3,089,648
3.50%, 02/15/2039	5,154,800	5,495,701
3.63%, 08/15/2043 - 02/15/2044	8,790,000	9,402,644
3.88%, 08/15/2040	3,035,000	3,365,293
4.25%, 05/15/2039 - 11/15/2040	17,900,000	20,777,328
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 05/15/2036	8,685,000	8,323,543
08/15/2022 - 11/15/2041 (G)	27,240,000	24,456,454
U.S. Treasury Note
0.38%, 01/31/2026 (G)	290,000	263,787
0.50%, 02/28/2026	8,880,000	8,100,225
0.63%, 08/15/2030	690,000	575,072
0.75%, 04/30/2026	220,000	201,979
0.88%, 06/30/2026 - 11/15/2030	4,800,500	4,207,601
1.13%, 08/31/2028	24,000,000	21,471,563
1.25%, 03/31/2028 (G)	4,015,000	3,644,710
1.25%, 06/30/2028 - 08/15/2031	7,824,500	7,054,209
1.38%, 11/15/2031	14,241,800	12,454,899
1.50%, 02/28/2023 - 02/15/2030	5,917,000	5,822,932
1.63%, 02/15/2026 - 05/15/2031	40,183,400	38,228,054
1.75%, 07/15/2022 - 12/31/2026	3,450,200	3,417,729
1.75%, 05/15/2023 (G)	4,609,000	4,589,016
1.88%, 08/31/2022 - 02/15/2032	16,250,000	15,339,110
1.88%, 08/31/2024 (G)	398,000	389,651
2.00%, 02/15/2023 - 11/15/2026	969,000	950,446
2.00%, 08/15/2025 (G)	46,800	45,467
2.13%, 06/30/2022 - 03/31/2024	2,000,000	1,992,017
2.13%, 02/29/2024 (G)	279,000	276,417
2.25%, 11/15/2024 (G)	3,380,000	3,330,356
2.25%, 11/15/2025 - 02/15/2027	1,055,000	1,025,633
2.50%, 08/15/2023 - 02/28/2026	2,363,000	2,361,759
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,347,129

Total U.S. Government Obligations (Cost $291,637,674)		268,742,404

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (L)	29,620,085	29,620,085

Total Other Investment Company (Cost $29,620,085)		29,620,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.00% (L), dated 04/29/2022, to be repurchased at $16,061,305 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $16,382,599.	$16,061,305	$ 16,061,305

Total Repurchase Agreement (Cost $16,061,305)		16,061,305

Total Investments (Cost $1,057,035,742)		990,323,918
Net Other Assets (Liabilities) - (3.1)%		(29,843,533)

Net Assets - 100.0%		$960,480,385

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$98,299,422	$1,400,000	$99,699,422
Corporate Debt Securities	—	258,584,592	—	258,584,592
Foreign Government Obligations	—	3,836,301	—	3,836,301
Mortgage-Backed Securities	—	68,170,319	—	68,170,319
Municipal Government Obligations	—	5,461,191	—	5,461,191
U.S. Government Agency Obligations	—	240,148,299	—	240,148,299
U.S. Government Obligations	—	268,742,404	—	268,742,404
Other Investment Company	29,620,085	—	—	29,620,085
Repurchase Agreement	—	16,061,305	—	16,061,305

Total Investments	$29,620,085	$959,303,833	$1,400,000	$990,323,918

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$2,464,928

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $209,548,304, representing 21.8% of the Fund’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of the prior reporting period, the securities utilized significant unobservable inputs.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $5,861,809, representing 0.6% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $43,847,588, collateralized by cash collateral of $29,620,085 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,129,149. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Rounds to less than $1 or $(1).
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2022; the maturity date disclosed is the ultimate maturity date.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at April 30, 2022.
(M)	The Fund recognized transfers in and out of Level 3 as of the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Airlines - 0.5%
Southwest Airlines Co. (A)	9,387	$438,561

Banks - 8.0%
Citizens Financial Group, Inc.	21,667	853,680
Fifth Third Bancorp	27,698	1,039,506
First Citizens BancShares, Inc., Class A	593	379,152
Huntington Bancshares, Inc.	90,330	1,187,840
M&T Bank Corp.	8,889	1,481,263
Regions Financial Corp.	49,549	1,026,655
Zions Bancorp NA	10,608	599,458

		6,567,554

Beverages - 1.4%
Constellation Brands, Inc., Class A	2,463	606,120
Keurig Dr. Pepper, Inc.	13,868	518,663

		1,124,783

Building Products - 2.4%
Carlisle Cos., Inc.	4,398	1,140,666
Fortune Brands Home & Security, Inc.	11,649	829,991

		1,970,657

Capital Markets - 5.5%
Ameriprise Financial, Inc.	4,506	1,196,298
Northern Trust Corp.	8,326	857,994
Raymond James Financial, Inc.	9,985	973,138
State Street Corp.	12,332	825,874
T. Rowe Price Group, Inc.	5,436	668,846

		4,522,150

Chemicals - 1.5%
Celanese Corp.	3,836	563,662
RPM International, Inc.	7,738	641,480

		1,205,142

Communications Equipment - 1.5%
Motorola Solutions, Inc.	5,607	1,198,160

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	1,978	700,647

Consumer Finance - 1.0%
Discover Financial Services	7,159	805,101

Containers & Packaging - 2.0%
Packaging Corp. of America	5,212	840,018
Silgan Holdings, Inc.	17,833	791,250

		1,631,268

Distributors - 1.7%
Genuine Parts Co.	3,969	516,169
LKQ Corp.	18,483	917,311

		1,433,480

Diversified Financial Services - 0.6%
Voya Financial, Inc.	7,335	463,132

Electric Utilities - 3.7%
Edison International	8,234	566,417
Entergy Corp.	9,207	1,094,252
Xcel Energy, Inc.	19,352	1,417,727

		3,078,396

Electrical Equipment - 3.6%
Acuity Brands, Inc.	5,837	1,006,766
AMETEK, Inc.	6,230	786,600

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc.	5,770	$ 1,127,227

		2,920,593

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corp., Class A	9,152	654,368
CDW Corp.	4,392	716,687
Jabil, Inc.	8,969	517,780
TD SYNNEX Corp.	7,639	764,587

		2,653,422

Entertainment - 1.1%
Zynga, Inc., Class A (A)	108,119	894,144

Equity Real Estate Investment Trusts - 10.8%
American Homes 4 Rent Trust, Class A	17,779	704,226
AvalonBay Communities, Inc.	3,116	708,828
Boston Properties, Inc.	5,872	690,547
Brixmor Property Group, Inc.	19,797	502,448
Essex Property Trust, Inc.	1,384	455,710
Federal Realty Investment Trust	3,165	370,495
Host Hotels & Resorts, Inc.	15,726	320,024
JBG SMITH Properties	10,875	286,665
Kimco Realty Corp.	24,163	612,049
Mid-America Apartment Communities, Inc.	2,059	404,964
Rayonier, Inc.	20,111	868,795
Regency Centers Corp.	5,428	373,609
Rexford Industrial Realty, Inc.	5,591	436,322
Sun Communities, Inc.	2,179	382,567
Ventas, Inc.	6,275	348,576
Weyerhaeuser Co.	21,523	887,178
WP Carey, Inc.	6,743	544,632

		8,897,635

Food & Staples Retailing - 1.6%
Kroger Co.	12,446	671,586
US Foods Holding Corp. (A)	16,598	624,417

		1,296,003

Food Products - 0.6%
Post Holdings, Inc. (A)	6,748	501,984

Gas Utilities - 1.0%
National Fuel Gas Co.	11,847	830,830

Health Care Equipment & Supplies - 1.0%
Zimmer Biomet Holdings, Inc.	7,092	856,359

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	8,317	1,258,279
Henry Schein, Inc. (A)	12,502	1,013,912
Laboratory Corp. of America Holdings (A)	4,829	1,160,312
Universal Health Services, Inc., Class B	5,832	714,595

		4,147,098

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	3,074	404,938
Expedia Group, Inc. (A)	2,251	393,362

		798,300

Household Durables - 2.0%
Mohawk Industries, Inc. (A)	4,553	642,246
Newell Brands, Inc.	41,625	963,619

		1,605,865

Household Products - 0.4%
Energizer Holdings, Inc.	10,177	308,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 6.0%
Alleghany Corp. (A)	552	$ 461,748
Arch Capital Group Ltd. (A)	11,344	518,081
Hartford Financial Services Group, Inc.	12,294	859,719
Lincoln National Corp.	9,902	595,605
Loews Corp.	21,029	1,321,462
RenaissanceRe Holdings Ltd.	3,550	509,496
W.R. Berkley Corp.	10,667	709,249

		4,975,360

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	8,947	741,527

IT Services - 1.6%
FleetCor Technologies, Inc. (A)	3,889	970,384
GoDaddy, Inc., Class A (A)	4,778	386,110

		1,356,494

Machinery - 5.4%
IDEX Corp.	3,301	626,596
ITT, Inc.	10,546	740,540
Lincoln Electric Holdings, Inc.	6,599	889,083
Middleby Corp. (A)	5,063	779,145
Snap-on, Inc.	4,026	855,485
Timken Co.	9,741	561,471

		4,452,320

Media - 1.9%
Liberty Broadband Corp., Class C (A)	8,181	914,799
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	15,828	662,877

		1,577,676

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	8,549	346,662

Multi-Utilities - 3.4%
CMS Energy Corp.	18,008	1,236,969
Sempra Energy	2,019	325,786
WEC Energy Group, Inc.	12,698	1,270,435

		2,833,190

Multiline Retail - 0.9%
Kohl’s Corp.	12,658	732,645

Oil, Gas & Consumable Fuels - 4.8%
Coterra Energy, Inc.	45,070	1,297,565
Diamondback Energy, Inc.	8,743	1,103,629
Williams Cos., Inc.	45,288	1,552,926

		3,954,120

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
BellRing Brands, Inc. (A)	8,555	$ 183,334

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	4,127	661,228

Professional Services - 0.7%
Leidos Holdings, Inc.	5,952	616,092

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	8,040	667,642

Software - 0.9%
NortonLifeLock, Inc.	30,881	773,260

Specialty Retail - 3.1%
AutoZone, Inc. (A)	591	1,155,683
Bath & Body Works, Inc.	6,523	345,001
Best Buy Co., Inc.	7,666	689,403
Gap, Inc. (B)	30,535	379,245

		2,569,332

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	7,395	622,955
Ralph Lauren Corp.	6,334	660,889
Tapestry, Inc.	17,880	588,610

		1,872,454

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	35,701	466,255

Total Common Stocks (Cost $47,269,189)		79,629,116

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $2,599,079 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.00%, due 07/31/2028, and with a value of $2,651,091.	$2,599,079	2,599,079

Total Repurchase Agreement (Cost $2,599,079)		2,599,079

Total Investments (Cost $49,868,268)		82,228,195
Net Other Assets (Liabilities) - 0.1%		43,780

Net Assets - 100.0%		$82,271,975

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$79,629,116	$—	$—	$79,629,116
Repurchase Agreement	—	2,599,079	—	2,599,079

Total Investments	$79,629,116	$2,599,079	$—	$82,228,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $366,576 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $376,316. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
522 Funding CLO Ltd. Series 2018-3A, Class AR, 3-Month LIBOR + 1.04%, 2.10% (A), 10/20/2031 (B)	$1,700,000	$1,681,728
ABFC Trust Series 2004-OPT5, Class A1, 1-Month LIBOR + 0.70%, 1.37% (A), 06/25/2034	112,215	109,753
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10, Class M2, 1-Month LIBOR + 0.65%, 1.31% (A), 01/25/2036	195,448	195,295
AMMC CLO 20 Ltd. Series 2017-20A, Class AR, 3-Month LIBOR + 0.87%, 1.91% (A), 04/17/2029 (B)	1,268,004	1,261,399
Apres Static CLO Ltd. Series 2019-1A, Class A1R, 3-Month LIBOR + 1.07%, 2.11% (A), 10/15/2028 (B)	816,890	815,138
Aqueduct European CLO DAC Series 2017-1A, Class AR, 3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 1,595,002	1,672,592
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 1-Month LIBOR + 1.35%, 1.90% (A), 11/15/2036 (B)	$ 1,600,000	1,587,695
Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 3-Month LIBOR + 0.87%, 1.91% (A), 01/15/2029 (B)	1,525,108	1,516,480
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.64% (A), 03/25/2035	398,021	397,456
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 1.31% (A), 12/25/2035	763,629	762,510
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.65%, 1.31% (A), 02/25/2036	51,075	51,007
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.91% (A), 12/25/2036	2,694,602	2,606,323
Bear Stearns Asset-Backed Securities Trust Series 2002-2, Class A1, 1-Month LIBOR + 0.66%, 1.33% (A), 10/25/2032	1,700	1,682
Benefit Street Partners CLO XVI Ltd. Series 2018-16A, Class A1R, 3-Month LIBOR + 1.03%, 2.07% (A), 01/17/2032 (B)	1,600,000	1,582,736

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO Ltd. Series 2013-2A, Class A1R, 3-Month LIBOR + 1.18%, 2.32% (A), 10/22/2030 (B)	$ 1,499,990	$ 1,495,235
BlueMountain Fuji CLO II DAC Series 2017-2A, Class AR, 3-Month EURIBOR + 0.65%, 0.65% (A), 07/15/2030 (B)	EUR 1,206,042	1,264,736
BRSP Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.15%, 1.70% (A), 08/19/2038 (B)	$ 1,700,000	1,665,383
BSPDF Issuer Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.20%, 1.75% (A), 10/15/2036 (B)	1,700,000	1,666,525
C-BASS Trust Series 2007-CB1, Class AF1A, 1-Month LIBOR + 0.07%, 0.74% (A), 01/25/2037	283,590	105,302
CBAM Ltd. Series 2018-8A, Class A1, 3-Month LIBOR + 1.12%, 2.18% (A), 10/20/2029 (B)	1,400,500	1,396,892
Citigroup Mortgage Loan Trust Series 2007-FS1, Class 1A1, 4.34% (A), 10/25/2037 (B)	472,682	455,251
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 1.61% (A), 10/25/2034	1,022,164	1,006,021
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.41% (A), 10/25/2046	200,201	200,874
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 1.27% (A), 06/25/2036	164,860	163,938
Crestline Denali CLO XV Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.03%, 2.09% (A), 04/20/2030 (B)	1,700,000	1,690,827
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.69%, 1.36% (A), 05/25/2036	698,652	695,084
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.81% (A), 02/25/2037	587,923	558,713
Dryden 80 CLO Ltd. Series 2019-80A, Class AR, 3-Month SOFR + 1.25%, 2.10% (A), 01/17/2033 (B)	1,600,000	1,578,560
Evergreen Credit Card Trust Series 2019-2, Class A, 1.90%, 09/15/2024 (B)	2,000,000	2,001,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.60% (A), 10/25/2034	$ 936,832	$ 924,474
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.98% (A), 10/25/2036	2,000,000	1,674,179
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3-Month LIBOR + 1.45%, 2.74% (A), 11/30/2032 (B)	1,500,000	1,497,268
Harvest CLO XX DAC Series 20A, Class AR, 3-Month EURIBOR + 0.68%, 0.68% (A), 10/20/2031 (B)	EUR 1,400,000	1,463,422
Home Equity Asset Trust Series 2002-1, Class A4, 1-Month LIBOR + 0.60%, 1.27% (A), 11/25/2032	$ 1,026	958
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 0.89% (A), 04/25/2037	337,478	279,031
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A5, 1-Month LIBOR + 0.26%, 0.93% (A), 03/25/2037	1,778,860	1,754,813
KVK CLO Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 1.94% (A), 01/14/2028 (B)	82,308	82,230
LCM XIII LP Series 13A, Class AR3, 3-Month LIBOR + 0.87%, 1.91% (A), 07/19/2027 (B)	1,372,456	1,363,680
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 2.06% (A), 07/20/2030 (B)	1,600,000	1,588,382
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (B)	1,600,000	1,427,220
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.68% (A), 05/15/2028 (B)	247,690	247,265
Series 2021-CRE6, Class A,
1-Month LIBOR + 1.30%, 1.85% (A), 11/15/2038 (B)	1,600,000	1,566,105
Merrill Lynch Mortgage Investors Trust Series 2006-FM1, Class A2C, 1-Month LIBOR + 0.32%, 0.99% (A), 04/25/2037	1,315,977	834,197
MF1 Ltd. Series 2020-FL4, Class A, 1-Month SOFR + 1.81%, 2.32% (A), 11/15/2035 (B)	1,600,000	1,585,972

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	$ 83,372	$ 58,719
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	142,963	84,422
MP CLO VII Ltd. Series 2015-1A, Class AR3, 3-Month LIBOR + 0.89%, 1.93% (A), 10/18/2028 (B)	1,666,657	1,650,216
New Century Home Equity Loan Trust Series 2006-1, Class A2B, 1-Month LIBOR + 0.36%, 1.03% (A), 05/25/2036	29,659	29,139
Newcastle Mortgage Securities Trust Series 2006-1, Class M5, 1-Month LIBOR + 0.72%, 1.39% (A), 03/25/2036	1,700,000	1,620,070
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.00%, 2.06% (A), 03/17/2030 (B)	1,500,000	1,490,485
Option One Mortgage Loan Trust
Series 2006-3, Class 2A3,
1-Month LIBOR + 0.14%, 0.81% (A), 02/25/2037	2,442,682	1,438,062
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 0.98% (A), 04/25/2037	3,382,111	2,236,710
OZLM XXIV Ltd. Series 2019-24A, Class A1AR, 3-Month LIBOR + 1.16%, 2.22% (A), 07/20/2032 (B)	1,600,000	1,586,098
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2, 1-Month LIBOR + 0.80%, 1.46% (A), 07/25/2035	209,400	208,471
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1, 1-Month LIBOR + 0.59%, 1.25% (A), 02/25/2036	144,639	143,686
Rad CLO 5 Ltd. Series 2019-5A, Class AR, 3-Month LIBOR + 1.12%, 2.30% (A), 07/24/2032 (B)	1,600,000	1,586,720
Saranac CLO VI Ltd. Series 2018-6A, Class A1R, 3-Month LIBOR + 1.14%, 0.00% (A), 08/13/2031 (B)	1,700,000	1,683,549
Securitized Asset-Backed Receivables LLC Trust Series 2007-HE1, Class A2A, 1-Month LIBOR + 0.12%, 0.79% (A), 12/25/2036	56,156	16,099
Shackleton CLO Ltd. Series 2014-5RA, Class A, 3-Month LIBOR + 1.10%, 1.42% (A), 05/07/2031 (B)	1,500,000	1,488,711

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust Series 2005-4, Class A3, 3-Month LIBOR + 0.12%, 1.30% (A), 01/25/2027	$ 265,251	$ 264,017
Sound Point CLO XII Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.05%, 2.11% (A), 10/20/2028 (B)	1,451,635	1,447,444
Stratus CLO Ltd. Series 2021-3A, Class A, 3-Month LIBOR + 0.95%, 2.01% (A), 12/29/2029 (B)	1,574,594	1,562,881
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1,
1-Month LIBOR + 1.13%, 1.79% (A), 07/25/2033	820,011	811,343
Series 2004-7, Class M1,
1-Month LIBOR + 1.05%, 1.72% (A), 08/25/2034	185,230	184,458
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC1, Class A6, 1-Month LIBOR + 0.27%, 0.94% (A), 03/25/2036	604,939	570,487
STWD Ltd. Series 2022-FL3, Class A, 3-Month SOFR + 1.35%, 1.62% (A), 11/15/2038 (B)	1,600,000	1,593,391
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 3-Month LIBOR + 1.02%, 2.04% (A), 10/13/2032 (B)	1,600,000	1,582,579
Telos CLO Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 0.95%, 1.99% (A), 04/17/2028 (B)	53,554	53,497
Toro European CLO 7 DAC Series 7A, Class ARE, 3-Month EURIBOR + 0.81%, 0.81% (A), 02/15/2034 (B)	EUR 1,800,000	1,880,673
TRTX Issuer Ltd. Series 2022-FL5, Class A, 3-Month SOFR + 1.65%, 1.92% (A), 02/15/2039 (B)	$ 1,600,000	1,600,578
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	740	742
Series 2004-20C, Class 1,
4.34%, 03/01/2024	7,451	7,422
Venture XXVIII CLO Ltd. Series 2017-28A, Class A2R, 3-Month LIBOR + 0.99%, 2.05% (A), 07/20/2030 (B)	1,700,000	1,688,115
Wellfleet CLO Ltd. Series 2017-1A, Class A1RR, 3-Month LIBOR + 0.89%, 1.95% (A), 04/20/2029 (B)	1,325,348	1,319,199

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.72%, 1.39% (A), 12/25/2035	$ 1,520,197	$ 1,515,018

Total Asset-Backed Securities (Cost $75,761,779)		77,878,911

CORPORATE DEBT SECURITIES - 40.5%
Aerospace & Defense - 0.8%
BAE Systems PLC 1.90%, 02/15/2031 (B)	1,400,000	1,148,648
Boeing Co.
1.43%, 02/04/2024	1,700,000	1,633,933
2.75%, 02/01/2026	1,900,000	1,795,550

		4,578,131

Airlines - 1.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,426,516	1,285,540
3.58%, 07/15/2029	1,402,438	1,331,233
Delta Air Lines Pass-Through Trust 2.00%, 12/10/2029	1,456,495	1,305,390
United Airlines Pass-Through Trust 5.88%, 04/15/2029	1,354,947	1,383,884

		5,306,047

Automobiles - 0.5%
Nissan Motor Co. Ltd.
2.65%, 03/17/2026 (C)	EUR 1,300,000	1,336,286
4.81%, 09/17/2030 (B)	$ 1,600,000	1,500,862

		2,837,148

Banks - 9.5%
AIB Group PLC 4.75%, 10/12/2023 (B)	1,900,000	1,916,524
Banco Santander SA 3.50%, 03/24/2025	1,600,000	1,576,824
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	1,500,000	1,396,912
Fixed until 04/25/2024, 3.84% (A), 04/25/2025	1,400,000	1,399,034
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 2.02% (A), 07/20/2023 (B)	2,200,000	2,211,307
Barclays Bank PLC 7.63%, 11/21/2022	805,000	819,446
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023 (C)	GBP 600,000	753,505
Fixed until 09/15/2022 (D), 7.88% (A) (C)	600,000	757,669
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$ 1,600,000	1,378,332
Fixed until 02/25/2031 (D), 4.63% (A) (B) (E)	1,600,000	1,347,920
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.95% (A), 09/01/2023	500,000	500,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (F)	$ 1,800,000	$ 1,545,985
Fixed until 03/17/2025, 3.29% (A), 03/17/2026 (F)	1,500,000	1,463,526
Cooperatieve Rabobank UA Fixed until 02/24/2026, 1.11% (A), 02/24/2027 (B)	1,700,000	1,517,590
Discover Bank 4.20%, 08/08/2023	1,800,000	1,815,221
Goldman Sachs Group, Inc. Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,500,000	1,440,832
JPMorgan Chase & Co.
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,621,279
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,808,440
Lloyds Banking Group PLC
4.00%, 03/07/2025	AUD 2,000,000	1,406,419
Fixed until 06/27/2025 (D), 4.95% (A) (C)	EUR 500,000	526,816
Mitsubishi UFJ Financial Group, Inc. Fixed until 10/13/2026, 1.64% (A), 10/13/2027	$ 1,600,000	1,427,034
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	1,500,000	1,248,958
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,111,854
Morgan Stanley Fixed until 04/17/2024, 3.62% (A), 04/17/2025	1,400,000	1,391,796
NatWest Markets PLC 3.48%, 03/22/2025 (B)	1,500,000	1,486,869
Santander Holdings USA, Inc. Fixed until 01/06/2027, 2.49% (A), 01/06/2028	1,600,000	1,450,087
Societe Generale SA 4.25%, 09/14/2023 (B)	1,800,000	1,815,217
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	1,600,000	1,423,281
Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	1,600,000	1,497,596
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	1,600,000	1,481,079
2.47%, 01/14/2029	1,600,000	1,417,077
UniCredit SpA 7.83%, 12/04/2023 (B)	4,100,000	4,304,262
Virgin Money PLC Fixed until 09/25/2025, 4.00% (A), 09/25/2026 (C)	GBP 100,000	125,184
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	$ 1,600,000	1,508,241
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	1,800,000	1,639,118

		51,532,134

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	$ 1,500,000	$ 1,392,762
Bacardi Ltd. 4.45%, 05/15/2025 (B)	1,200,000	1,203,119
Suntory Holdings Ltd. 2.55%, 06/28/2022 (B)	1,600,000	1,600,998

		4,196,879

Capital Markets - 2.6%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.04% (A), 06/12/2024 (B)	1,800,000	1,808,583
Fixed until 12/18/2024 (D), 6.25% (A) (B)	400,000	387,899
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	1,000,000	1,005,924
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	1,500,000	1,327,554
3.30%, 11/16/2022	1,900,000	1,905,249
3.95%, 02/27/2023	1,900,000	1,909,654
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 1.68% (A), 05/15/2026	1,600,000	1,606,053
3.00%, 03/15/2024	1,500,000	1,489,856
Intercontinental Exchange, Inc. 1.85%, 09/15/2032	1,100,000	888,336
Nomura Holdings, Inc. 2.68%, 07/16/2030	1,200,000	1,033,453
UBS AG 7.63%, 08/17/2022	600,000	607,396

		13,969,957

Chemicals - 0.5%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (B)	1,600,000	1,344,015
Syngenta Finance NV 5.18%, 04/24/2028 (B)	1,300,000	1,304,495

		2,648,510

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	82,673	81,681
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (G)	2,198,789	516,715
Odebrecht Oil & Gas Finance Ltd. 0.00%, 05/30/2022 (B) (D)	266,175	799

		599,195

Consumer Finance - 2.7%
BMW Finance NV 2.25%, 08/12/2022 (B)	1,700,000	1,700,151
Daimler Finance North America LLC 2.55%, 08/15/2022 (B)	2,100,000	2,103,163
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.21% (A), 11/15/2023	EUR 1,400,000	1,440,332

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
3-Month LIBOR + 1.24%, 1.74% (A), 02/15/2023	$ 1,200,000	$ 1,192,222
1.74%, 07/19/2024 (E)	EUR 1,500,000	1,517,229
3.81%, 01/09/2024	$ 1,600,000	1,572,000
Hyundai Capital America 0.80%, 04/03/2023 (B)	1,600,000	1,563,639
Nissan Motor Acceptance Co. LLC
3-Month LIBOR + 0.69%, 1.66% (A), 09/28/2022 (B)	1,600,000	1,598,346
2.60%, 09/28/2022 (B)	500,000	499,366
Volkswagen Bank GmbH 2.50%, 07/31/2026 (C)	EUR 1,200,000	1,267,021

		14,453,469

Diversified Financial Services - 1.1%
BGC Partners, Inc. 5.38%, 07/24/2023	$ 1,500,000	1,523,773
Jyske Realkredit AS 1.50%, 10/01/2053	DKK 7,867,329	943,773
Realkredit Danmark AS 1.50%, 10/01/2053 (C)	3,066,496	374,201
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	1,601,043
4.13%, 07/15/2023 (B)	1,800,000	1,795,212

		6,238,002

Diversified Telecommunication Services - 0.7%
AT&T, Inc. 2.75%, 06/01/2031	1,800,000	1,588,316
Verizon Communications, Inc. 2.36%, 03/15/2032	2,812,000	2,365,291

		3,953,607

Electric Utilities - 3.9%
Alabama Power Co. 1.45%, 09/15/2030	700,000	577,137
Duke Energy Progress LLC 3.40%, 04/01/2032	1,700,000	1,609,427
Enel Finance International NV
2.25%, 07/12/2031 (B)	1,700,000	1,410,300
2.65%, 09/10/2024 (B)	1,800,000	1,756,319
Evergy, Inc. 2.45%, 09/15/2024	1,600,000	1,549,026
FirstEnergy Corp. 3.35%, 07/15/2022	1,500,000	1,496,250
Greenko Power II Ltd. 4.30%, 12/13/2028 (B)	1,500,000	1,320,000
NextEra Energy Capital Holdings, Inc. 3-Month LIBOR + 0.27%, 0.75% (A), 02/22/2023	2,000,000	1,994,451
Pacific Gas & Electric Co.
1.75%, 06/16/2022	1,600,000	1,598,911
3.15%, 01/01/2026	1,800,000	1,692,795
3.75%, 02/15/2024 (H) (I)	1,700,000	1,691,244
Southern California Edison Co.
3-Month SOFR + 0.47%, 0.71% (A), 12/02/2022	1,700,000	1,699,377
2.50%, 06/01/2031	1,600,000	1,366,554
Southern Power Co. 0.90%, 01/15/2026	1,700,000	1,526,448

		21,288,239

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.3%
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.50%, 07/14/2028 (B)	$ 1,600,000	$ 1,396,028

Equity Real Estate Investment Trusts - 4.6%
Agree LP 2.90%, 10/01/2030	1,600,000	1,412,573
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033	1,300,000	1,022,673
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,731,256
3.38%, 05/15/2024	2,200,000	2,195,063
Crown Castle International Corp. 3.70%, 06/15/2026	1,700,000	1,670,369
Duke Realty LP 2.25%, 01/15/2032	1,600,000	1,347,602
Equinix, Inc. 1.55%, 03/15/2028	1,700,000	1,450,184
Federal Realty Investment Trust 3.50%, 06/01/2030	600,000	559,521
Healthcare Trust of America Holdings LP 2.00%, 03/15/2031 (E)	1,400,000	1,139,663
Mid-America Apartments LP 1.70%, 02/15/2031	1,500,000	1,223,293
National Retail Properties, Inc. 3.50%, 10/15/2027	1,600,000	1,546,752
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	1,600,000	1,340,895
Realty Income Corp. 3.40%, 01/15/2028	1,500,000	1,447,318
SBA Tower Trust 2.33%, 07/15/2052 (B)	1,600,000	1,457,623
Service Properties Trust 4.35%, 10/01/2024	1,600,000	1,480,000
Spirit Realty LP 4.00%, 07/15/2029	1,500,000	1,404,241
Welltower, Inc. 2.75%, 01/15/2031	1,500,000	1,333,385
WP Carey, Inc. 2.45%, 02/01/2032	1,700,000	1,424,352

		25,186,763

Food Products - 0.5%
Conagra Brands, Inc. 1.38%, 11/01/2027	1,600,000	1,360,160
General Mills, Inc. 2.25%, 10/14/2031	1,600,000	1,340,851

		2,701,011

Health Care Providers & Services - 1.0%
Anthem, Inc. 2.38%, 01/15/2025	1,900,000	1,840,191
Cigna Corp. 3-Month LIBOR + 0.89%, 1.93% (A), 07/15/2023	1,100,000	1,105,975
CVS Health Corp. 3.63%, 04/01/2027	2,300,000	2,263,778

		5,209,944

Hotels, Restaurants & Leisure - 2.1%
Choice Hotels International, Inc. 3.70%, 12/01/2029	1,400,000	1,309,551

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	$ 1,459,000	$ 1,523,534
GLP Capital LP / GLP Financing II, Inc. 5.30%, 01/15/2029	2,400,000	2,400,648
Magallanes, Inc. 3.53%, 03/15/2024 (B)	1,500,000	1,488,240
Marriott International, Inc. 2.13%, 10/03/2022	1,600,000	1,595,704
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,470,000
5.50%, 03/01/2025 (B)	1,800,000	1,741,500

		11,529,177

Household Durables - 0.3%
D.R. Horton, Inc. 4.38%, 09/15/2022	1,800,000	1,804,588

Insurance - 0.6%
Empower Finance LP 1.36%, 09/17/2027 (B)	1,600,000	1,397,741
Sitka Holdings LLC 3-Month LIBOR + 4.50%, 5.51% (A), 07/06/2026 (B)	1,700,000	1,638,374

		3,036,115

IT Services - 0.5%
Amdocs Ltd. 2.54%, 06/15/2030	1,500,000	1,293,101
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	1,600,000	1,447,820

		2,740,921

Machinery - 0.3%
Daimler Trucks Finance North America LLC 3-Month SOFR + 0.75%, 1.03% (A), 12/13/2024 (B)	1,600,000	1,593,853

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	1,500,000	1,368,496
4.46%, 07/23/2022	600,000	601,027

		1,969,523

Multi-Utilities - 0.2%
San Diego Gas & Electric Co. 2.95%, 08/15/2051	1,600,000	1,246,805

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines LP 3.40%, 02/15/2031	1,200,000	1,063,672
Chevron Corp. 2.24%, 05/11/2030	1,800,000	1,605,577
Enbridge, Inc. 3-Month SOFR + 0.40%, 0.60% (A), 02/17/2023	1,700,000	1,696,659

		4,365,908

Pharmaceuticals - 1.2%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.84% (A), 12/15/2023 (B)	2,200,000	2,210,271

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC (continued)
4.38%, 12/15/2028 (B)	$ 1,400,000	$ 1,390,125
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/2030	1,000,000	841,043
Teva Pharmaceutical Finance II BV 4.50%, 03/01/2025	EUR 1,100,000	1,138,654
Teva Pharmaceutical Finance III BV 6.00%, 04/15/2024	$ 1,100,000	1,100,000

		6,680,093

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC 5.41%, 07/13/2044 (C)	GBP 737,197	1,033,441

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	$ 1,917,000	1,550,936
3.19%, 11/15/2036 (B)	1,700,000	1,344,498
3.50%, 02/15/2041 (B)	1,700,000	1,324,946
4.30%, 11/15/2032	1,400,000	1,314,420
Micron Technology, Inc. 4.98%, 02/06/2026	1,800,000	1,845,341
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (B)	1,900,000	1,937,018

		9,317,159

Software - 0.4%
Citrix Systems, Inc. 3.30%, 03/01/2030	1,400,000	1,382,056
Oracle Corp. 3.85%, 04/01/2060	1,300,000	922,019

		2,304,075

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp. 5.45%, 06/15/2023	587,000	599,909

Tobacco - 0.4%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,666,182
3.75%, 07/21/2022 (B)	297,000	297,095

		1,963,277

Wireless Telecommunication Services - 0.7%
Altice France SA 5.88%, 02/01/2027 (B)	EUR 1,200,000	1,269,105
T-Mobile USA, Inc.
2.55%, 02/15/2031	$ 1,400,000	1,190,496
3.75%, 04/15/2027	1,600,000	1,557,608

		4,017,209

Total Corporate Debt Securities (Cost $237,648,399)		220,297,117

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Israel - 0.3%
Israel Government International Bond 3.88%, 07/03/2050	1,900,000	1,803,556

Japan - 0.8%
Japan Bank for International Cooperation 2.88%, 07/21/2027	1,700,000	1,668,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities 3.38%, 09/27/2023 (B)	$ 2,900,000	$ 2,927,134

		4,595,708

Peru - 0.6%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 5,400,000	1,269,854
6.35%, 08/12/2028 (C)	1,000,000	243,298
8.20%, 08/12/2026 (C)	5,600,000	1,523,868

		3,037,020

Qatar - 0.8%
Qatar Government International Bond
3.38%, 03/14/2024 (C)	$ 2,100,000	2,108,883
4.00%, 03/14/2029 (C)	2,100,000	2,152,513

		4,261,396

Republic of South Africa - 1.4%
Republic of South Africa Government Bond 10.50%, 12/21/2026	ZAR 110,000,000	7,536,489

Total Foreign Government Obligations (Cost $22,467,495)		21,234,169

MORTGAGE-BACKED SECURITIES - 15.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (B)	$1,600,000	1,588,520
A10 Bridge Asset Financing LLC Series 2020-C, Class A, 2.02%, 08/15/2040 (B)	532,332	532,299
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 1.21% (A), 08/25/2035	739,434	476,609
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	82,893	69,914
Series 2006-J8, Class A2,
6.00%, 02/25/2037	114,208	63,335
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.78% (A), 09/20/2046	274,519	265,256
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.34%, 1.01% (A), 07/25/2046 (J) (K) (L)	922	0
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.34%, 1.01% (A), 11/25/2036 (J) (K) (L)	32	0
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	129,439	86,994
Series 2007-HY4, Class 1A1,
2.63% (A), 06/25/2037	145,000	128,642
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,216,782	623,295

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ashford Hospitality Trust Series 2018-KEYS, Class A, 1-Month LIBOR + 1.00%, 1.56% (A), 06/15/2035 (B)	$ 2,200,000	$ 2,181,177
Banc of America Funding Trust
Series 2005-D, Class A1,
2.75% (A), 05/25/2035	55,604	56,415
Series 2006-4, Class A12,
6.00%, 07/25/2036	500,284	438,595
Series 2006-J, Class 4A1,
3.45% (A), 01/20/2047	11,729	11,307
BBCMS Mortgage Trust Series 2022-C15, Class A5, 3.66% (A), 04/15/2055	2,800,000	2,718,505
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.04% (A), 11/25/2036	477,546	334,552
Series 2006-6, Class 32A1,
2.91% (A), 11/25/2036	129,853	80,357
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.60% (A), 08/25/2033	58,159	57,735
Series 2003-8, Class 2A1,
2.09% (A), 01/25/2034	1,753	1,720
Series 2003-8, Class 4A1,
2.29% (A), 01/25/2034	18,725	19,044
Series 2006-4, Class 1A1,
2.96% (A), 10/25/2036	12,747	12,217
Bear Stearns Structured Products, Inc. Trust Series 2007-R6, Class 1A1, 2.81% (A), 01/26/2036	58,641	49,010
Benchmark Mortgage Trust
Series 2019-B9, Class A5,
4.02%, 03/15/2052	1,600,000	1,605,833
Series 2022-B33, Class A5,
3.46%, 03/15/2055	1,500,000	1,440,045
BFLD Trust Series 2020-EYP, Class A, 1-Month LIBOR + 1.15%, 1.70% (A), 10/15/2035 (B)	1,300,000	1,283,412
CGMS Commercial Mortgage Trust Series 2017-MDRA, Class A, 3.66%, 07/10/2030 (B)	1,900,000	1,897,964
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1, 1-Month LIBOR + 0.25%, 0.92% (A), 08/25/2035 (B)	24,063	23,297
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.79% (A), 09/25/2035	10,618	10,776
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	481,081	448,005
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A9, 1-Month LIBOR + 0.65%, 1.32% (A), 12/25/2036	698,224	588,557

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	$ 949,218	$ 948,171
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,355,239
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.71% (A), 03/25/2032 (B)	108	102
Series 2003-AR15, Class 2A1,
2.54% (A), 06/25/2033	68,117	67,275
Series 2003-AR28, Class 2A1,
3.08% (A), 12/25/2033	380,941	378,859
CRSNT Trust Series 2021-Moon, Class A, 1-Month LIBOR + 0.82%, 1.38% (A), 04/15/2036 (B)	1,600,000	1,565,700
CSMC Trust Series 2014-7R, Class 4A2, 0.61% (A), 10/27/2036 (B)	1,433,395	1,387,072
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 2A3, 5.50%, 12/25/2035	140,020	129,142
DOLP Trust Series 2021-NYC, Class A, 2.96%, 05/10/2041 (B)	1,600,000	1,439,059
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 1.64% (A), 07/15/2038 (B)	1,689,601	1,666,262
First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, Class 1A8, 6.25%, 08/25/2037	89,095	48,517
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 3.03% (A), 08/25/2035	5,622	3,946
GS Mortgage-Backed Securities Trust
Series 2021-GR3, Class A2,
2.50% (A), 04/25/2052 (B)	1,526,201	1,343,696
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	1,490,697	1,319,831
Series 2022-GR2, Class A2,
3.00% (A), 08/26/2052 (B)	1,785,824	1,635,006
Series 2022-PJ2, Class A4,
2.50% (A), 06/25/2052 (B)	1,378,445	1,213,609
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.91% (A), 09/25/2035	7,934	7,970
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
2.92% (A), 12/19/2035	100,686	63,529
Series 2006-6, Class 5A1A,
2.56% (A), 08/19/2036	15,953	15,357
Hawksmoor Mortgages Series 2019-1A, Class A, SONIA + 1.05%, 1.24% (A), 05/25/2053 (B)	GBP 4,502,283	5,668,876

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	$ 1,700,000	$ 1,672,287
IndyMac INDX Mortgage Loan Trust Series 2005-AR11, Class A3, 2.94% (A), 08/25/2035	548,365	486,236
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1-Month LIBOR + 0.36%, 1.03% (A), 05/25/2036	608,896	566,135
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-PHH, Class A,
1-Month LIBOR + 1.06%, 2.56% (A), 06/15/2035 (B)	1,744,354	1,710,611
Series 2021-HTL5, Class A,
1-Month LIBOR + 1.12%, 1.67% (A), 11/15/2038 (B)	1,700,000	1,664,039
JPMorgan Mortgage Trust 3.50% (A), 09/25/2052 (B)	1,500,000	1,401,914
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1,
3.00% (A), 06/25/2059 (B)	1,262,938	1,259,957
Series 2020-GS1, Class A1,
2.88% (A), 10/25/2059 (B)	1,349,564	1,342,791
Lehman XS Trust Series 2007-4N, Class 2A, 1-Month LIBOR + 0.20%, 0.87% (A), 03/25/2047	1,349,433	1,349,483
Ludgate Funding PLC Series 2007-1, Class A2A, 3-Month GBP LIBOR + 0.16%, 1.20% (A), 01/01/2061 (C)	GBP 1,116,579	1,346,374
LUXE Trust Series 2021-TRIP, Class A, 1-Month LIBOR + 1.05%, 1.60% (A), 10/15/2038 (B)	$ 1,700,000	1,666,013
Manhattan West Mortgage Trust Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	1,500,000	1,358,422
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 1.07% (A), 03/25/2036	87,512	8,007
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class A, 1-Month SOFR + 0.96%, 1.47% (A), 07/15/2036 (B)	1,225,174	1,206,581
Mill City Mortgage Loan Trust Series 2019-GS2, Class M2, 3.25% (A), 08/25/2059 (B)	1,600,000	1,512,420
Morgan Stanley Capital I Trust Series 2021-230P, Class A, 1-Month LIBOR + 1.17%, 1.72% (A), 12/15/2023 (B)	1,700,000	1,683,446
Mortimer BTL PLC Series 2020-1, Class A, SONIA + 1.07%, 1.37% (A), 06/21/2052 (C)	GBP 1,070,173	1,348,418

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month LIBOR + 1.10%, 1.65% (A), 11/15/2038 (B)	$ 1,700,000	$ 1,664,353
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 1.50% (A), 01/15/2036 (B)	1,000,000	984,645
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1-Month LIBOR + 1.20%, 1.87% (A), 11/25/2036 (B)	1,597,890	1,570,124
Reperforming Loan Trust REMIC
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	46,666	44,613
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 1.01% (A), 06/25/2035 (B)	178,020	174,474
RFMSI Trust Series 2003-S9, Class A1, 6.50%, 03/25/2032	384	378
Ripon Mortgages PLC
Series 1RA, Class A,
SONIA + 0.70%, 0.00% (A), 08/28/2056 (B)	GBP 2,300,000	2,874,951
Series 1RA, Class C,
SONIA + 1.15%, 0.00% (A), 08/28/2056 (B)	2,300,000	2,827,170
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 0.95% (A), 06/12/2044 (C)	$ 1,316,868	1,264,443
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 0.86% (A), 12/20/2034	396,172	366,853
Series 2007-1, Class 1A1,
1.92% (A), 01/20/2047	97,084	70,482
Series 2007-3, Class 2AA1,
2.65% (A), 07/20/2037	517,190	450,678
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 1.35% (A), 10/20/2027	2,346	2,304
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.54% (A), 09/25/2034	44,219	44,505
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 1.62% (A), 01/25/2035	50,354	45,786
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 1.05% (A), 07/19/2035	6,242	5,947
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 1.05% (A), 07/19/2035	5,592	5,363

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 1.05% (A), 07/19/2035	$ 16,294	$ 15,646
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 1.23% (A), 02/25/2036	151,528	143,256
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 1.21% (A), 09/19/2032	1,788	1,763
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Class 2A1, 2.26% (A), 06/25/2033	35,013	34,227
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 1.36% (A), 07/20/2045 (B)	GBP 4,195,240	5,275,792
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.83% (A), 10/20/2051 (B)	1,226,066	1,547,352
UBS Commercial Mortgage Trust Series 2019-C17, Class A4, 2.92%, 10/15/2052	$ 1,300,000	1,193,800
UWM Mortgage Trust
Series 2021-INV3, Class A3,
2.50% (A), 11/25/2051 (B)	2,219,311	1,951,261
Series 2021-INV4, Class A3,
2.50% (A), 12/25/2051 (B)	1,550,917	1,358,323
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9, Class 2A, 2.38% (A), 09/25/2033	71,315	69,522
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 2A4, 2.67% (A), 03/25/2036	343,528	323,127

Total Mortgage-Backed Securities (Cost $87,226,308)		83,244,877

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited, Series B, 7.75%, 01/01/2042	170,000	183,833
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	1,500,000	1,618,499
7.35%, 07/01/2035	1,015,000	1,133,144

		2,935,476

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	1,200,000	1,055,808

Total Municipal Government Obligations (Cost $4,008,680)		3,991,284

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.9%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.60% (A), 09/01/2035	$ 5,799	$ 5,933
12-Month LIBOR + 1.87%, 2.12% (A), 09/01/2035	22,171	22,116
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	9,560	9,561
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	453,506	453,544
1-Year CMT + 2.23%, 2.45% (A), 03/01/2034	17,102	17,561
3.00%, 04/01/2052	4,093,759	3,880,081
3.50%, 07/01/2026 - 03/01/2027	283,789	284,768
4.50%, 08/01/2025	851	867
5.00%, 11/01/2024	411,779	422,448
Federal Home Loan Mortgage Corp. REMIC 6.50%, 04/15/2029	411	431
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.42% (A), 10/25/2044	77,595	78,842
12-MTA + 1.40%, 1.62% (A), 07/25/2044	73,442	75,573
6.50%, 07/25/2043	6,353	6,949
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.81% (A), 09/25/2042	82,487	81,727
12-MTA + 1.20%, 1.34% (A), 03/01/2044 - 10/01/2044	231,727	236,149
12-Month LIBOR + 1.25%, 1.50% (A), 07/01/2035	10,070	10,275
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	25,726	25,852
1-Year CMT + 2.19%, 2.19% (A), 01/01/2026	846	845
1-Year CMT + 2.22%, 2.32% (A), 01/01/2028	3,839	3,826
12-Month LIBOR + 1.72%, 2.34% (A), 03/01/2034	16,637	17,063
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	9,535	9,522
3.00%, 03/01/2052	2,390,880	2,260,343
3.50%, 02/01/2026 - 05/01/2035	4,470,463	4,485,798
4.50%, 12/01/2024	16,812	17,116
5.00%, 08/01/2026 - 10/01/2029	256,332	262,892
6.00%, 07/01/2035 - 06/01/2040	478,589	527,143
Federal National Mortgage Association REMIC 6.30%, 10/17/2038	20,896	20,893
Federal National Mortgage Association REMIC, Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.10%, 6.43% (A), 07/25/2034	159,162	19,784
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.84% (A), 08/20/2065 - 10/20/2065	2,117,300	2,112,925

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.95%, 1.19% (A), 12/20/2066	$ 853,562	$ 858,568
1-Month LIBOR + 1.00%, 1.24% (A), 12/20/2065	3,272,845	3,294,597
1-Year CMT + 1.50%, 1.88% (A), 05/20/2024	3,121	3,151
3.00%, 11/15/2049	347,092	331,591
4.00%, 03/15/2050	252,345	255,393
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 5.97% (A), 10/16/2033	89,919	3,046
(1.00) * 1-Month LIBOR + 6.60%, 6.01% (A), 09/20/2034	207,640	19,724
Uniform Mortgage-Backed Security
3.00%, TBA (M)	208,600,000	196,786,357
3.50%, TBA (M)	49,900,000	48,342,660
4.00%, TBA (M)	17,400,000	17,263,043

Total U.S. Government Agency Obligations (Cost $289,931,023)		282,508,957

U.S. GOVERNMENT OBLIGATIONS - 15.4%
U.S. Treasury - 15.4%
U.S. Treasury Bond
1.38%, 11/15/2040 (N)	19,700,000	14,782,695
1.38%, 08/15/2050	7,900,000	5,463,961
1.63%, 11/15/2050	1,000,000	738,555
1.88%, 02/15/2041	5,900,000	4,829,934
2.25%, 05/15/2041	800,000	695,031
2.38%, 02/15/2042 (E)	2,000,000	1,771,875
2.88%, 08/15/2045 - 05/15/2049	16,200,000	15,596,039
3.00%, 02/15/2048	7,800,000	7,696,711
3.13%, 08/15/2044	10,800,000	10,689,469
4.25%, 05/15/2039	900,000	1,050,082
4.38%, 11/15/2039	4,900,000	5,792,527
4.63%, 02/15/2040 (E)	700,000	853,945
U.S. Treasury Note
1.75%, 06/30/2024 (O)	4,200,000	4,111,078
1.88%, 07/31/2022 (P)	900,000	902,074
1.88%, 08/31/2022 (O) (P)	4,000,000	4,009,063
2.00%, 10/31/2022	400,000	401,078
2.25%, 08/15/2027 (P)	4,800,000	4,637,063

Total U.S. Government Obligations (Cost $93,364,142)		84,021,180

	Shares	Value
COMMON STOCK - 0.0% (Q)
Household Durables - 0.0% (Q)
Urbi Desarrollos Urbanos SAB de CV (H)	381	133

Total Common Stock (Cost $417,098)		133

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 0.6%
Diversified Consumer Services - 0.3%
VW Credit, Inc. 1.20% (R), 05/23/2022	$ 1,500,000	$ 1,499,112

Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 1.52% (R), 05/24/2022	1,500,000	1,499,055

Total Commercial Paper (Cost $2,997,369)		2,998,167

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Israel - 1.1%
Bank of Israel Bill - Makam
0.00% (R), 09/07/2022 - 10/07/2022	ILS 9,300,000	2,781,111
0.01% (R), 10/07/2022 - 11/02/2022	11,100,000	3,317,466

Total Short-Term Foreign Government Obligations (Cost $6,395,254)		6,098,577

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.3%
U.S. Cash Management Bill
0.49% (R), 06/28/2022 (E)	$ 2,400,000	2,397,587
0.61% (R), 07/19/2022 (S) (T)	4,500,000	4,492,122
0.68% (R), 07/19/2022 (S) (T)	600,000	598,950
0.75% (R), 07/12/2022	3,100,000	3,095,384
U.S. Treasury Bill
0.15% (R), 05/10/2022 (P) (S) (T)	1,468,000	1,467,962
0.24% (R), 05/05/2022 (S) (T)	600,000	599,995
0.31% (R), 06/02/2022 (O) (S) (T)	2,100,000	2,099,407
0.49% (R), 06/23/2022	4,200,000	4,196,421
0.76% (R), 07/14/2022 (S) (T)	2,200,000	2,196,525

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.87% (R), 07/21/2022	$ 2,000,000	$ 1,996,343

Total Short-Term U.S. Government Obligations (Cost $23,143,567)		23,140,696

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (R)	8,567,798	8,567,798

Total Other Investment Company (Cost $8,567,798)		8,567,798

Total Investments Before Securities Sold Short (Cost $851,928,912)		813,981,866

	Principal	Value
TBA SHORT COMMITMENTS - (14.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (14.7)%
Uniform Mortgage-Backed Security
3.00%, TBA (M)	(59,500,000)	(56,226,692)
3.00%, TBA (M)	(6,100,000)	(5,758,066)
3.50%, TBA (M)	(18,500,000)	(17,962,344)

Total U.S. Government Agency Obligations (Proceeds $(82,927,553))		(79,947,102)

Total TBA Short Commitments (Proceeds $(82,927,553))		(79,947,102)

Net Other Assets (Liabilities), Net of Securities Sold Short - (34.9)%		(189,864,529)

Net Assets - 100.0%		$544,170,235

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 90-Day Euro Dollar Futures	USD	96.50	12/18/2023	USD	35,434,800	144	$(166,863)	$(270,900)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	100.04	06/06/2022	USD	135,576,000	1,400,000	$(6,125)	$(707)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	100.22	07/07/2022	USD	138,542,600	1,400,000	(6,891)	(6,788)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.41	06/06/2022	USD	131,866,000	1,400,000	(7,438)	(623)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.04	06/06/2022	USD	135,576,000	1,400,000	(8,422)	(23,510)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	96.41	06/06/2022	USD	131,866,000	1,400,000	(8,695)	(36,719)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	97.62	06/06/2022	USD	131,866,000	1,400,000	(8,313)	(51,007)

Total								$(45,884)	$(119,354)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 36	BCLY	Pay	6.00%	06/15/2022	EUR	3,362,000	$(36,893)	$(11,977)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	0.87%	11/02/2022	USD	54,000,000	$(107,580)	$(4,076)
Call - 1-Year (M)	GSB	3-Month USD-SOFR	Receive	2.70	04/02/2024	USD	3,600,000	(28,238)	(25,090)
Call - 5-Year	CITI	6-Month EUR-EURIBOR	Receive	0.50	05/16/2022	EUR	4,200,000	(17,183)	—
Put - 1-Year	GSB	3-Month USD-LIBOR	Pay	1.27	11/02/2022	USD	54,000,000	(107,580)	(1,137,404)
Put - 1-Year (M)	GSB	3-Month USD-SOFR	Pay	2.70	04/02/2024	USD	3,600,000	(28,238)	(32,564)
Put - 5-Year	CITI	6-Month EUR-EURIBOR	Pay	1.00	05/16/2022	EUR	4,200,000	(17,183)	(97,873)

Total								$(306,002)	$(1,297,007)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(555,642)	$(1,699,238)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (U)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2022 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2026	0.94%	USD	1,500,000	$6,815	$15,961	$(9,146)
Bank of America Corp., 1.12%, 04/24/2023	1.00	Quarterly	12/20/2022	0.40	USD	1,700,000	8,354	7,757	597
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.52	USD	600,000	5,554	(9,692)	15,246
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.58	USD	200,000	1,980	(254)	2,234
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.71	USD	700,000	6,426	(5,083)	11,509
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	1.01	USD	1,400,000	1,652	7,233	(5,581)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.13	USD	200,000	(755)	2,057	(2,812)
General Motors Co., 4.88%, 10/02/2023	5.00	Quarterly	12/20/2026	1.96	USD	1,500,000	198,472	261,361	(62,889)
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	1.97	EUR	1,300,000	(29,034)	(3,549)	(25,485)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.23	EUR	700,000	1,680	1,493	187

Total							$201,144	$277,284	$(76,140)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Buy Protection (Y)
Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 35	5.00%	Quarterly	12/20/2025	USD	500,000	$(18,754)	$(25,943)	$7,189
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,100,000	(39,365)	(84,110)	44,745

Total						$(58,119)	$(110,053)	$51,934

Credit Default Swap Agreements on Credit Indices - Sell Protection (U)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 17	1.00%	Quarterly	06/20/2027	EUR	3,300,000	$20,332	$47,733	$(27,401)
Markit iTraxx® Europe Crossover - Series 27	5.00	Quarterly	06/20/2027	EUR	17,200,000	653,852	1,079,600	(425,748)
Markit iTraxx® Europe Index - Series 34	1.00	Quarterly	12/20/2025	EUR	4,700,000	60,600	87,432	(26,832)
Markit iTraxx® Europe Index - Series 36	1.00	Quarterly	12/20/2026	EUR	2,600,000	23,608	70,711	(47,103)
North America Investment Grade Index - Series 35	1.00	Quarterly	12/20/2025	USD	100,000	1,291	1,409	(118)
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	1,700,000	17,859	36,801	(18,942)
North American Investment Grade Index - Series 18	1.00	Quarterly	06/20/2027	USD	3,600,000	31,506	51,341	(19,835)

Total						$809,048	$1,375,027	$(565,979)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$31,533	$(159)	$31,692
6-Month EUR-EURIBOR	Receive	0.75	Semi-Annually/Annually	06/15/2032	EUR	41,500,000	(4,094,214)	(1,665,949)	(2,428,265)
6-Month JPY-LIBOR	Receive	0.00	Maturity	06/18/2022	JPY	460,000,000	994	(235,298)	236,292
6-Month JPY-TONA	Receive	0.38	Semi-Annually	06/18/2028	JPY	460,000,000	27,911	24,469	3,442
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	10,800,000	2,907,298	2,181,116	726,182
12-Month GBP-SONIA	Receive	0.80	Annually	03/15/2032	GBP	5,400,000	(676,402)	(68)	(676,334)
12-Month JPY-TONA	Pay	0.00	Maturity	06/18/2022	JPY	460,000,000	742	8	734
12-Month JPY-TONA	Pay	0.20	Annually	02/08/2032	JPY	450,000,000	55,475	—	55,475
12-Month JPY-TONA	Pay	0.23	Annually	02/09/2032	JPY	271,000,000	28,640	—	28,640
12-Month JPY-TONA	Pay	0.25	Annually	09/14/2032	JPY	390,000,000	47,852	36,769	11,083
12-Month JPY-TONA	Pay	0.25	Annually	02/10/2032	JPY	181,000,000	15,287	—	15,287
12-Month JPY-TONA	Pay	0.37	Annually	04/21/2032	JPY	111,000,000	454	—	454
12-Month JPY-TONA	Pay	0.40	Annually	04/22/2032	JPY	71,000,000	(1,086)	—	(1,086)
12-Month JPY-TONA	Pay	0.40	Annually	06/15/2032	JPY	255,000,000	(1,688)	457	(2,145)
12-Month JPY-TONA	Pay	0.43	Annually	04/25/2032	JPY	176,000,000	(6,161)	—	(6,161)
12-Month JPY-TONA	Pay	0.50	Annually	03/15/2042	JPY	807,000,000	207,377	224,941	(17,564)
12-Month JPY-TONA	Pay	0.66	Annually	04/19/2042	JPY	35,000,000	789	—	789
12-Month JPY-TONA	Pay	0.80	Annually	06/15/2052	JPY	530,000,000	37,483	6,096	31,387
12-Month JPY-TONA	Pay	0.90	Annually	03/15/2052	GBP	2,000,000	451,909	32	451,877
12-Month USD-SOFR	Receive	1.32	Annually	12/21/2023	USD	31,300,000	(561,437)	(156,906)	(404,531)
12-Month USD-SOFR	Receive	1.79	Annually	05/03/2027	USD	5,000,000	(219,157)	—	(219,157)
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	120,000,000	(362,651)	—	(362,651)

Total							$(2,109,052)	$415,508	$(2,524,560)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (U)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2022 (V)	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	06/20/2027	2.36%	USD	200,000	$(12,361)	$(7,112)	$(5,249)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	06/20/2027	2.36	USD	2,100,000	(129,788)	(116,061)	(13,727)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00	Quarterly	06/20/2027	2.36	USD	100,000	(6,180)	(4,705)	(1,475)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.49	USD	1,900,000	(16,583)	(32,414)	15,831
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	2.37	USD	1,400,000	(78,825)	(59,305)	(19,520)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	2.37	USD	3,200,000	(180,212)	(141,041)	(39,171)

Total								$(423,949)	$(360,638)	$(63,311)

Value
OTC Swap Agreements, at value (Liabilities)	$(423,949)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	230	06/30/2022	$27,042,649	$25,914,531	$—	$(1,128,118)
10-Year U.S. Treasury Note	377	06/21/2022	47,616,454	44,921,907	—	(2,694,547)

Total					$—	$(3,822,665)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(24)	06/30/2022	$(5,093,454)	$(5,059,500)	$33,954	$—
10-Year Japan Government Bond	(7)	06/13/2022	(8,054,383)	(8,070,430)	—	(16,047)
30-Year U.S. Treasury Bond	(101)	06/21/2022	(15,406,008)	(14,209,437)	1,196,571	—
German Euro Bund	(285)	06/08/2022	(48,196,164)	(46,178,495)	2,017,669	—
German Euro BUXL	(12)	06/08/2022	(2,456,166)	(2,164,505)	291,661	—
U.K. Gilt	(4)	06/28/2022	(616,713)	(595,730)	20,983	—

Total					$3,560,838	$(16,047)

Total Futures Contracts					$3,560,838	$(3,838,712)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/18/2022	GBP	811,000	USD	1,069,067	$—	$(49,292)
BNP	05/03/2022	USD	15,685	BRL	73,639	804	—
BNP	05/03/2022	USD	1,004,139	EUR	947,000	4,986	—
BNP	05/03/2022	BRL	73,639	USD	14,970	—	(89)
BNP	06/02/2022	BRL	73,639	USD	15,537	—	(800)
BNP	06/15/2022	USD	20,854	CLP	17,079,970	1,012	—
BNP	07/01/2022	MXN	57,764,000	USD	2,761,529	34,734	—
BNP	08/09/2022	USD	2,618,580	MXN	57,520,000	—	(145,800)
BNP	10/05/2022	USD	322,465	PEN	1,316,336	—	(14,763)
BOA	05/03/2022	USD	17,153,406	EUR	15,363,000	944,329	—
BOA	05/11/2022	PEN	772,616	USD	208,000	—	(6,951)
BOA	05/18/2022	USD	27,888,060	GBP	20,613,000	1,968,685	—
BOA	05/18/2022	USD	2,439,176	JPY	296,800,000	150,800	—
BOA	05/18/2022	GBP	497,000	USD	651,248	—	(26,306)
BOA	06/23/2022	USD	987,267	PEN	4,131,218	—	(82,038)
BOA	07/21/2022	USD	632,009	PEN	2,539,221	—	(23,388)
BOA	07/22/2022	USD	1,809,495	ZAR	27,214,443	101,702	—
BOA	07/26/2022	USD	201,323	PEN	813,667	—	(8,595)
CITI	05/31/2022	USD	116,687	PEN	482,277	—	(8,499)
CITI	06/23/2022	PEN	4,131,218	USD	1,084,451	—	(15,147)
CITI	07/21/2022	PEN	2,539,221	USD	658,922	—	(3,525)
CITI	10/07/2022	USD	1,621,888	ILS	5,200,260	50,479	—
CITI	11/08/2022	USD	503,901	PEN	2,000,084	—	(6,925)
CITI	12/12/2022	USD	1,592,722	PEN	6,132,778	30,799	—
CITI	12/27/2022	USD	1,064,610	PEN	4,131,218	13,755	—
CITI	04/27/2023	USD	642,974	PEN	2,539,221	3,402	—
DUB	07/01/2022	USD	1,101,666	DKK	7,419,173	46,187	—
DUB	10/07/2022	USD	1,911,903	ILS	6,099,640	68,720	—
GSB	05/03/2022	USD	14,970	BRL	73,639	89	—
GSB	05/03/2022	USD	7,593	PEN	28,197	248	—
GSB	05/03/2022	BRL	73,639	USD	14,747	134	—
GSB	05/03/2022	PEN	28,197	USD	7,356	—	(11)
GSB	06/15/2022	USD	5,701,272	ZAR	87,366,292	197,499	—
GSB	07/05/2022	USD	631,236	BRL	3,600,000	—	(82,138)
GSB	07/05/2022	BRL	3,600,000	USD	695,316	18,058	—
GSB	07/14/2022	PEN	1,946,162	USD	519,475	—	(16,827)
GSB	08/08/2022	PEN	28,197	USD	7,515	—	(249)
GSB	11/02/2022	USD	1,619,297	ILS	4,999,500	106,365	—
HSBC	05/03/2022	USD	278,757	PEN	1,043,700	6,887	—
HSBC	05/03/2022	PEN	1,043,700	USD	280,000	—	(8,129)
HSBC	05/03/2022	AUD	4,721,000	USD	3,490,016	—	(154,248)
HSBC	05/03/2022	EUR	269,000	USD	298,838	—	(15,023)
HSBC	05/18/2022	USD	5,158,072	JPY	631,500,000	289,107	—
HSBC	05/18/2022	JPY	866,111,766	USD	7,510,899	—	(833,039)
HSBC	05/18/2022	NOK	11,430,000	USD	1,285,082	—	(66,435)
HSBC	05/20/2022	USD	5,000,318	CNH	32,472,000	120,292	—
HSBC	07/01/2022	USD	414,816	DKK	2,770,000	20,746	—
JPM	05/18/2022	NOK	61,120,000	USD	6,863,809	—	(347,300)
JPM	09/07/2022	USD	1,285,194	ILS	4,100,410	48,377	—
SCB	07/22/2022	USD	662,067	ZAR	10,046,205	31,636	—
UBS	05/03/2022	EUR	16,041,000	USD	16,865,299	59,117	—
UBS	06/02/2022	USD	16,886,409	EUR	16,041,000	—	(60,131)

Total						$4,318,949	$(1,975,648)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (Z)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AA)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$77,878,911	$—	$77,878,911
Corporate Debt Securities	—	220,297,117	—	220,297,117
Foreign Government Obligations	—	21,234,169	—	21,234,169
Mortgage-Backed Securities	—	83,244,877	0	83,244,877
Municipal Government Obligations	—	3,991,284	—	3,991,284
U.S. Government Agency Obligations	—	282,508,957	—	282,508,957
U.S. Government Obligations	—	84,021,180	—	84,021,180
Common Stock	133	—	—	133
Commercial Paper	—	2,998,167	—	2,998,167
Short-Term Foreign Government Obligations	—	6,098,577	—	6,098,577
Short-Term U.S. Government Obligations	—	23,140,696	—	23,140,696
Other Investment Company	8,567,798	—	—	8,567,798

Total Investments	$8,567,931	$805,413,935	$0	$813,981,866

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,039,981	$—	$1,039,981
Centrally Cleared Interest Rate Swap Agreements	—	3,813,744	—	3,813,744
Futures Contracts (AB)	3,560,838	—	—	3,560,838
Forward Foreign Currency Contracts (AB)	—	4,318,949	—	4,318,949

Total Other Financial Instruments	$3,560,838	$9,172,674	$—	$12,733,512

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(79,947,102)	$—	$(79,947,102)

Total Securities Sold Short	$—	$(79,947,102)	$—	$(79,947,102)

Other Financial Instruments
Exchange-Traded Options Written	$(270,900)	$—	$—	$(270,900)
Over-the-Counter Options Written	—	(119,354)	—	(119,354)
Over-the-Counter Credit Default Swaptions Written	—	(11,977)	—	(11,977)
Over-the-Counter Interest Rate Swaptions Written	—	(1,297,007)	—	(1,297,007)
Centrally Cleared Credit Default Swap Agreements	—	(87,908)	—	(87,908)
Centrally Cleared Interest Rate Swap Agreements	—	(5,922,796)	—	(5,922,796)
Over-the-Counter Credit Default Swap Agreements	—	(423,949)	—	(423,949)
Futures Contracts (AB)	(3,838,712)	—	—	(3,838,712)
Forward Foreign Currency Contracts (AB)	—	(1,975,648)	—	(1,975,648)

Total Other Financial Instruments	$(4,109,612)	$(9,838,639)	$—	$(13,948,251)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the total value of 144A securities is $195,707,409, representing 36.0% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2022, the total value of Regulation S securities is $16,161,920, representing 3.0% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,390,578, collateralized by cash collateral of $8,567,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Restricted securities. At April 30, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,545,985	0.3%

Corporate Debt Securities	Citigroup, Inc. 3.29%, 03/17/2026	03/10/2022	1,500,000	1,463,526	0.3

Total			$3,300,000	$3,009,511	0.6%

(G)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Non-income producing securities.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2022, the value of this security is $1,691,244, representing 0.3% of the Fund’s net assets.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2022, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Securities deemed worthless.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended April 30, 2022 was $17,318 at a weighted average interest rate of 0.08%.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $969,828.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,924,713.
(Q)	Percentage rounds to less than 0.1% or (0.1)%.
(R)	Rates disclosed reflect the yields at April 30, 2022.
(S)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,630,639.
(T)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $2,260,392.
(U)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(W)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Z)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(AA)	Level 3 securities were not considered significant to the Fund.
(AB)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TONA	Tokyo Overnight Average

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2022

(unaudited)

	Transamerica Core Bond	Transamerica Mid Cap Value	Transamerica Total Return
Assets:
Investments, at value (A) (B)	$974,262,613	$79,629,116	$813,981,866
Repurchase agreements, at value (C)	16,061,305	2,599,079	—
Cash	296,993	—	649,994
Cash collateral pledged at broker for:
Centrally cleared swap agreements	—	—	3,868,000
Futures contracts	—	—	1,284,000
Foreign currency, at value (D)	—	—	1,910,827
Receivables and other assets:
Investments sold	302,671	241,652	2,821,891
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	93,047,519
Net income from securities lending	7,079	98	921
Dividends	—	18,200	—
Interest	5,028,557	—	3,111,826
Tax reclaims	3,156	—	—
Variation margin receivable on futures contracts	—	—	771,257
Unrealized appreciation on forward foreign currency contracts	—	—	4,318,949
Prepaid expenses	2,605	370	1,870
Total assets	995,964,979	82,488,515	925,768,920

Liabilities:
Securities sold short, at value (E)	—	—	79,947,102
Cash collateral received upon return of:
Securities on loan	29,620,085	—	8,567,798
Cash collateral at broker for:
TBA commitments	—	—	516,000
OTC derivatives (G)	—	—	3,180,000
Written options and swaptions, at value (F)	—	—	1,699,238
OTC swap agreements, at value	—	—	423,949
Payables and other liabilities:
Investments purchased	4,157,612	133,426	2,817,986
When-issued, delayed-delivery, forward and TBA commitments purchased	1,254,221	—	281,753,375
Shares of beneficial interest redeemed	208	608	286
Investment management fees	338,113	59,701	268,881
Transfer agent fees	5,815	509	3,341
Trustees, CCO and deferred compensation fees	9,978	2,508	6,216
Audit and tax fees	26,072	10,592	28,439
Custody fees	56,082	3,898	39,941
Legal fees	6,233	820	218
Printing and shareholder reports fees	4,331	973	3,453
Registration fees	1,147	454	1,147
Other accrued expenses	4,697	3,051	4,231
Variation margin payable on centrally cleared swap agreements	—	—	361,436
Unrealized depreciation on forward foreign currency contracts	—	—	1,975,648
Total liabilities	35,484,594	216,540	381,598,685
Net assets	$960,480,385	$82,271,975	$544,170,235

Net assets consist of:
Paid-in capital	$1,028,841,031	$33,837,638	$612,111,739
Total distributable earnings (accumulated losses)	(68,360,646)	48,434,337	(67,941,504)
Net assets	$960,480,385	$82,271,975	$544,170,235
Shares outstanding (unlimited shares, no par value)	106,732,309	7,740,436	59,717,214
Net asset value and offering price per share	$9.00	$10.63	$9.11

(A) Investments, at cost	$1,040,974,437	$47,269,189	$851,928,912
(B) Securities on loan, at value	$43,847,588	$366,576	$8,390,578
(C) Repurchase agreements, at cost	$16,061,305	$2,599,079	$—
(D) Foreign currency, at cost	$—	$—	$1,945,998
(E) Proceeds received from securities sold short	$—	$—	$82,927,553
(F) Premium received on written options and swaptions	$—	$—	$(555,642)
(G) OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS

For the period ended April 30, 2022

(unaudited)

	Transamerica Core Bond	Transamerica Mid Cap Value	Transamerica Total Return
Investment Income:
Dividend income	$—	$948,284	$—
Interest income	12,104,408	—	8,354,933
Net income from securities lending	40,265	143	15,154
Withholding taxes on foreign income	—	—	910
Total investment income	12,144,673	948,427	8,370,997

Expenses:
Investment management fees	2,015,312	453,267	2,028,203
Transfer agent fees	34,500	3,886	22,627
Trustees, CCO and deferred compensation fees	14,932	1,319	9,476
Audit and tax fees	27,913	11,935	28,158
Custody fees	81,975	6,331	66,667
Legal fees	25,513	3,195	13,606
Printing and shareholder reports fees	15,287	2,563	11,869
Registration fees	2,484	1,259	2,315
Interest expense on sale-buybacks	—	—	7
Other	15,857	7,310	17,203
Total expenses before waiver and/or reimbursement and recapture	2,233,773	491,065	2,200,131
Expense waived and/or reimbursed	—	—	(143,961)
Net expenses	2,233,773	491,065	2,056,170

Net investment income (loss)	9,910,900	457,362	6,314,827

Net realized gain (loss) on:
Investments	(1,297,231)	16,722,829	(7,385,716)
Securities sold short	—	—	247,844
Written options and swaptions	—	—	93,200
Swap agreements	—	—	1,810,174
Futures contracts	—	—	(8,441,061)
Forward foreign currency contracts	—	—	(2,448,592)
Foreign currency transactions	—	—	24,239
Net realized gain (loss)	(1,297,231)	16,722,829	(16,099,912)

Net change in unrealized appreciation (depreciation) on:
Investments	(96,203,895)	(18,512,695)	(53,239,961)
Securities sold short	—	—	2,979,646
Written options and swaptions	—	—	(1,123,237)
Swap agreements	—	—	(3,386,476)
Futures contracts	—	—	1,685,067
Forward foreign currency contracts	—	—	1,311,032
Translation of assets and liabilities denominated in foreign currencies	—	—	38,741
Net change in unrealized appreciation (depreciation)	(96,203,895)	(18,512,695)	(51,735,188)
Net realized and change in unrealized gain (loss)	(97,501,126)	(1,789,866)	(67,835,100)
Net increase (decrease) in net assets resulting from operations	$(87,590,226)	$(1,332,504)	$(61,520,273)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Core Bond		Transamerica Mid Cap Value		Transamerica Total Return
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$9,910,900	$19,945,300	$457,362	$649,821	$6,314,827	$12,918,144
Net realized gain (loss)	(1,297,231)	5,867,307	16,722,829	18,433,484	(16,099,912)	781,797
Net change in unrealized appreciation (depreciation)	(96,203,895)	(19,325,637)	(18,512,695)	23,405,637	(51,735,188)	(13,488,582)
Net increase (decrease) in net assets resulting from operations	(87,590,226)	6,486,970	(1,332,504)	42,488,942	(61,520,273)	211,359

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(14,342,491)	(54,505,775)	(19,017,343)	(17,948,661)	(7,843,542)	(46,065,553)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(14,342,491)	(54,505,775)	(19,017,343)	(17,948,661)	(7,843,542)	(46,065,553)

Capital share transactions:
Proceeds from shares sold	236,695,956	66,642,905	—	1,076,608	13,047,000	40,494,202
Dividends and/or distributions reinvested	14,342,491	54,505,775	19,017,343	17,948,661	7,843,542	46,065,553
Cost of shares redeemed	(60,992,322)	(41,473,756)	(36,032,962)	(15,127,915)	(57,600,696)	(32,369,205)
Net increase (decrease) in net assets resulting from capital share transactions	190,046,125	79,674,924	(17,015,619)	3,897,354	(36,710,154)	54,190,550
Net increase (decrease) in net assets	88,113,408	31,656,119	(37,365,466)	28,437,635	(106,073,969)	8,336,356

Net assets:
Beginning of period/year	872,366,977	840,710,858	119,637,441	91,199,806	650,244,204	641,907,848
End of period/year	$960,480,385	$872,366,977	$82,271,975	$119,637,441	$544,170,235	$650,244,204

Capital share transactions - shares:
Shares issued	24,403,257	6,572,819	—	87,460	1,343,906	3,798,804
Shares reinvested	1,490,355	5,338,307	1,752,750	1,763,130	799,175	4,397,802
Shares redeemed	(6,389,019)	(4,074,508)	(3,200,230)	(1,267,978)	(5,865,718)	(3,095,809)
Net increase (decrease) in shares outstanding	19,504,593	7,836,618	(1,447,480)	582,612	(3,722,637)	5,100,797

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$10.00		$10.59	$10.26	$9.49	$9.97		$10.15

Investment operations:
Net investment income (loss) (A)	0.10		0.24	0.28	0.28	0.28		0.26
Net realized and unrealized gain (loss)	(0.95)		(0.16)	0.35	0.79	(0.46)		(0.15)
Total investment operations	(0.85)		0.08	0.63	1.07	(0.18)		0.11

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.27)	(0.30)	(0.30)	(0.30)		(0.29)
Net realized gains	(0.04)		(0.40)	—	—	—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.67)	(0.30)	(0.30)	(0.30)		(0.29)

Net asset value, end of period/year	$9.00		$10.00	$10.59	$10.26	$9.49		$9.97
Total return	(8.56	)%(B)	0.77%	6.21%	11.40%	(1.84)%		1.11%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$960,480		$872,367	$840,711	$1,115,330	$1,172,281		$1,309,829
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.49	%(C)	0.49%	0.48%	0.47%	0.46%		0.49%
Including waiver and/or reimbursement and recapture	0.49	%(C)	0.49%	0.48%	0.47%	0.46	%(D)	0.49	%(D)
Net investment income (loss) to average net assets	2.15	%(C)	2.34%	2.66%	2.83%	2.85%		2.60%
Portfolio turnover rate	18	%(B)	27%	23%	13%	28%		29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018		October 31, 2017
Net asset value, beginning of period/year	$13.02		$10.60	$13.04	$15.42	$17.02		$15.60

Investment operations:
Net investment income (loss) (A)	0.05		0.07	0.13	0.14	0.20		0.14
Net realized and unrealized gain (loss)	(0.30)		4.44	(1.36)	0.85	(0.17	)(B)	2.44
Total investment operations	(0.25)		4.51	(1.23)	0.99	0.03		2.58

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.16)	(0.23)	(0.16)		(0.15)
Net realized gains	(2.05)		(1.95)	(1.05)	(3.14)	(1.47)		(1.01)
Total dividends and/or distributions to shareholders	(2.14)		(2.09)	(1.21)	(3.37)	(1.63)		(1.16)

Net asset value, end of period/year	$10.63		$13.02	$10.60	$13.04	$15.42		$17.02
Total return	(2.22	)%(C)	47.96%	(10.81)%	10.78%	(0.17)%		17.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,272		$119,637	$91,200	$139,235	$152,116		$215,915
Expenses to average net assets	0.95	%(D)	0.94%	0.94%	0.91%	0.91%		0.89%
Net investment income (loss) to average net assets	0.88	%(D)	0.57%	1.19%	1.10%	1.25%		0.84%
Portfolio turnover rate	8	%(C)	25%	19%	9%	19%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.25		$11.00	$10.60	$9.84		$10.28	$10.43

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.26	0.29		0.23	0.22
Net realized and unrealized gain (loss)	(1.11)		(0.19)	0.41	0.73		(0.47)	0.06
Total investment operations	(1.01)		0.02	0.67	1.02		(0.24)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.21)	(0.19)	(0.26)		(0.20)	(0.16)
Net realized gains	—		(0.56)	(0.08)	—		—	(0.27)
Total dividends and/or distributions to shareholders	(0.13)		(0.77)	(0.27)	(0.26)		(0.20)	(0.43)

Net asset value, end of period/year	$9.11		$10.25	$11.00	$10.60		$9.84	$10.28
Total return	(9.76	)%(B)	0.08%	6.50%	10.50%		(2.34)%	2.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$544,170		$650,244	$641,908	$630,470		$746,042	$625,067
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(C)	0.72%	0.75%	0.75%		0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.68	%(C)	0.68%	0.68%	0.71	%(D)	0.75%	0.76%
Net investment income (loss) to average net assets	2.09	%(C)	1.97%	2.45%	2.87%		2.31%	2.13%
Portfolio turnover rate (E)	18	%(B)	29%	29%	32%		38%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes extraordinary expenses outside the operating expense limit.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

At April 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
Transamerica Core Bond (“Core Bond”)
Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Total Return (“Total Return”)

This report must be accompanied or preceded by each Fund’s current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2022, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Mid Cap Value	$847

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

PIKs held at April 30, 2022, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2022, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by the Funds’ and the counterparty. Cash collateral that has been pledged to cover the obligations of the Funds’ and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by the Funds, if any, is disclosed within the Schedule of Investments. Typically, the Funds’ are permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to the Funds’ are not fully collateralized, contractually or otherwise, the Funds’ bear the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2022, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2022.

Repurchase agreements at April 30, 2022, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2022, Total Return earned price drop fee income of $126. The price drop fee is included in Interest income within the Statements of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statements of Assets and Liabilities. The interest expense is included within Interest income on the Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is included in Interest income on the Statements of Operations.

Open sale-buyback financing transactions at April 30, 2022, if any, are identified within the Schedule of Investments.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each applicable Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Open short sale transactions at April 30, 2022, if any, are included within the Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2022. Funds not listed in the subsequent table did not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$3,341,156	$—	$—	$—	$3,341,156
Foreign Government Obligations	190,926	—	—	—	190,926
U.S. Government Obligations	26,088,003	—	—	—	26,088,003
Total Securities Lending Transactions	$29,620,085	$—	$—	$—	$29,620,085
Total Borrowings	$29,620,085	$—	$—	$—	$29,620,085

Total Return
Securities Lending Transactions
Corporate Debt Securities	$4,838,777	$—	$—	$—	$4,838,777
U.S. Government Obligations	3,729,021	—	—	—	3,729,021
Total Securities Lending Transactions	$8,567,798	$—	$—	$—	$8,567,798
Total Borrowings	$8,567,798	$—	$—	$—	$8,567,798

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Funds, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at April 30, 2022, if any, are listed within the Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2022, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2022. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$3,813,744	$—	$—	$1,039,981	$—	$4,853,725
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	3,560,838	—	—	—	—	3,560,838
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	4,318,949	—	—	—	4,318,949
Total	$7,374,582	$4,318,949	$—	$1,039,981	$—	$12,733,512

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Written options and swaptions:
Written options and swaptions, at value	$(1,428,338)	$(270,900)	$—	$—	$—	$(1,699,238)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(5,922,796)	—	—	(87,908)	—	(6,010,704)
OTC swaps:
OTC swap agreements, at value	—	—	—	(423,949)	—	(423,949)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(3,838,712)	—	—	—	—	(3,838,712)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,975,648)	—	—	—	(1,975,648)
Total	$(11,189,846)	$(2,246,548)	$—	$(511,857)	$—	$(13,948,251)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Written options and swaptions	$93,200	$—	$—	$—	$—	$93,200
Swap agreements	1,588,160	—	—	222,014	—	1,810,174
Futures contracts	(8,441,061)	—	—	—	—	(8,441,061)
Forward foreign currency contracts	—	(2,448,592)	—	—	—	(2,448,592)
Total	$(6,759,701)	$(2,448,592)	$—	$222,014	$—	$(8,986,279)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions (A)	$79,990	$—	$—	$—	$—	$79,990
Written options and swaptions	(1,019,200)	(104,037)	—	—	—	(1,123,237)
Swap agreements	(2,604,375)	—	—	(782,101)	—	(3,386,476)
Futures contracts	1,685,067	—	—	—	—	1,685,067
Forward foreign currency contracts	—	1,311,032	—	—	—	1,311,032
Total	$(1,858,518)	$1,206,995	$—	$(782,101)	$—	$(1,433,624)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2022.

Total Return
Options:
Average notional value of swaption contracts purchased	$1,925,272
Average value of option contracts written	(111,023)
Average notional value of swaption contracts written	(103,994,316)
Credit default swaps:
Average notional value – buy protection	1,600,000
Average notional value – sell protection	52,233,633
Interest rate swaps:
Average notional value – pays fixed rate	42,500,987
Average notional value – receives fixed rate	94,389,220
Futures contracts:
Average notional value of contracts – long	133,666,315
Average notional value of contracts – short	(30,082,962)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	43,222,542
Average contract amounts sold – in USD	130,206,515

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2022. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Total Return
Bank of America, N.A.	$3,165,516	$(327,490)	$(2,838,026)	$—	$327,490	$(327,490)	$—	$—
Barclays Bank PLC	—	—	—	—	61,269	—	—	61,269
BNP Paribas	41,536	(41,536)	—	—	167,632	(41,536)	—	126,096
Citibank, N.A.	98,435	(98,435)	—	—	144,330	(98,435)	—	45,895
Deutsche Bank AG	114,907	—	—	114,907	—	—	—	—
Goldman Sachs Bank	322,393	(322,393)	—	—	1,298,359	(322,393)	—	975,966
Goldman Sachs International	—	—	—	—	16,583	—	—	16,583
HSBC Bank USA	437,032	(437,032)	—	—	1,076,874	(437,032)	—	639,842
JPMorgan Chase Bank, N.A.	48,377	(48,377)	—	—	466,654	(48,377)	—	418,277
Morgan Stanley & Co., Inc.	—	—	—	—	208,613	—	(208,613)	—
Standard Chartered Bank	31,636	—	—	31,636	—	—	—	—
UBS AG	59,117	(59,117)	—	—	60,131	(59,117)	—	1,014
Other Derivatives (C)	8,414,563	—	—	8,414,563	10,120,316	—	—	10,120,316

Total	$12,733,512	$(1,334,380)	$(2,838,026)	$8,561,106	$13,948,251	$(1,334,380)	$(208,613)	$12,405,258

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of a Fund’s securities and assets fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars,

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a Fund’s investments.

Europe. A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Additional Market Disruption. Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by a Fund fall, the value of your investment in a

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. A Fund faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on a Fund, issuers of instruments in which a Fund invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on a Fund or a Fund’s investments cannot yet be determined.

Medium capitalization companies risk: A Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2022, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Core Bond	$902,563,418	93.97%
Mid Cap Value	76,085,122	92.48
Total Return	463,687,457	85.21

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Fund	Rate
Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365
Mid Cap Value
First $100 million	0.880
Over $100 million up to $750 million	0.830
Over $750 million up to $1.5 billion	0.810
Over $1.5 billion	0.800

Fund	Rate
Total Return
First $250 million	0.680%
Over $250 million up to $500 million	0.670
Over $500 million up to $750 million	0.660
Over $750 million up to $1 billion	0.630
Over $1 billion up to $3 billion	0.600
Over $3 billion	0.570

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit	Operating Expense Limit Effective Through
Core Bond	0.54%	March 1, 2023
Mid Cap Value
Effective March 1, 2022	1.00	March 1, 2023
Prior to March 1, 2022	1.05
Total Return	0.68	March 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended April 30, 2022, the balances available for recapture by TAM for each Fund are as follows. Funds and/or classes not listed in the subsequent table do not have balances available for recapture by TAM during the period.

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
Total Return	$ 181,304	$ 406,410	$ 290,914	$ 143,961	$ 1,022,589

(A)	For the six-month period of May 1, 2019 through October 31, 2019.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by each series of the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Core Bond	$126,201,834	$256,200,525	$62,995,315	$92,736,851
Mid Cap Value	8,032,626	—	44,140,902	—
Total Return	86,815,426	12,131,276	51,290,424	74,213,130

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Core Bond	$1,057,035,742	$2,396,730	$(69,108,554)	$(66,711,824)
Mid Cap Value	49,868,268	33,506,880	(1,146,953)	32,359,927
Total Return	851,928,912	18,054,001	(55,276,821)	(37,222,820)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT (continued)

risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. SUBSEQUENT EVENT

The Board has approved the liquidation of Core Bond and Total Return effective on or about September 30, 2022.

Transamerica Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2022

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2022

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2171305 04/22

© 2022 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2022

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with information about the investments of your Fund(s). The Securities and Exchange Commission currently requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2022.

We believe it is important to understand market conditions over the last six months to provide context for reading this report. The period began on November 1, 2021, with the S&P 500® Index at all-time highs driven by strong corporate earnings growth and continuing accommodative monetary policy from the Federal Reserve (“Fed”). While inflation had begun an upward trend it was still considered by many to be temporary and manageable, particularly as the year finished with the highest annualized U.S. gross domestic product growth rate in more than three decades. Against this backdrop stocks continued to rise into the calendar year’s close.

Stocks quickly headed into correction mode as the new year began and the Omicron variant of the COVID-19 pandemic created an exponential rise in case trends. Inflation continued to rise and after reaching levels not seen in more than 40 years, it became apparent the Fed would need to raise rates faster and higher than most had previously anticipated. In late February 2022, Russia invaded Ukraine creating a humanitarian crisis and geo-political concerns further exacerbating inflation and global market uncertainties. In March 2022, the Fed raised rates for the first time since 2018 and clearly signaled more rate hikes would soon follow.

By April, the year-over-year increase in the Consumer Price Index (“CPI”), a measure of inflation, was exceeding 8% and longer-term interest rates rose accordingly with the 10-year U.S. Treasury bond yield surpassing 2.90%, representing its highest rate in more than three years. Credit spreads also widened considerably, and as the period concluded yields for both investment grade and high yield bonds had reached their highest points since the initial months of the pandemic.

While U.S. COVID rates had dropped precipitously from earlier in the year, they remained elevated globally and China evoked widespread lockdowns spurring growth concerns in Asia and throughout emerging market regions. This contributed to further bottlenecks of global supply chains, already operating under historically constrained conditions and spurring global growth concerns. Major international stock indexes such as MSCI EAFE and MSCI Emerging Markets also suffered declines for the period.

While the reporting period ended with negative returns for both stocks and bonds, we continue to believe in the benefits of long-term investing and asset class diversification. Markets have historically not only displayed resilience, even amidst challenging market environments such as this past one, but also the ability to quickly discount future improving conditions as they appear evident.

For the six-month period ended April 30, 2022, the S&P 500® Index returned -9.65%, while the MSCI EAFE Index, representing international developed market equities, returned -11.80%. During the same period, the Bloomberg U.S. Aggregate Bond Index returned -9.47%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2021, and held for the entire six-month period until April 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2015
Class R1	$1,000.00	$900.80	$4.24	$1,020.30	$4.51	0.90%
Class R3	1,000.00	902.40	3.07	1,021.60	3.26	0.65
Class R6	1,000.00	903.70	1.18	1,023.60	1.25	0.25

Transamerica ClearTrack® 2020
Class R1	1,000.00	899.50	4.24	1,020.30	4.51	0.90
Class R3	1,000.00	900.90	3.06	1,021.60	3.26	0.65
Class R6	1,000.00	901.90	1.18	1,023.60	1.25	0.25

Transamerica ClearTrack® 2025
Class R1	1,000.00	894.60	4.18	1,020.40	4.46	0.89
Class R3	1,000.00	895.10	3.01	1,021.60	3.21	0.64
Class R6	1,000.00	897.10	1.13	1,023.60	1.20	0.24

Transamerica ClearTrack® 2030
Class R1	1,000.00	887.80	4.12	1,020.40	4.41	0.88
Class R3	1,000.00	889.30	2.95	1,021.70	3.16	0.63
Class R6	1,000.00	890.60	1.08	1,023.70	1.15	0.23

Transamerica ClearTrack® 2035
Class R1	1,000.00	881.60	4.11	1,020.40	4.41	0.88
Class R3	1,000.00	882.40	2.94	1,021.70	3.16	0.63
Class R6	1,000.00	884.00	1.07	1,023.70	1.15	0.23

Transamerica ClearTrack® 2040
Class R1	1,000.00	877.10	4.10	1,020.40	4.41	0.88
Class R3	1,000.00	878.40	2.93	1,021.70	3.16	0.63
Class R6	1,000.00	880.00	1.07	1,023.70	1.15	0.23

Transamerica Funds	Semi-Annual Report 2022

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Ending Account Value April 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2045
Class R1	$1,000.00	$872.20	$4.04	$1,020.50	$4.36	0.87%
Class R3	1,000.00	873.40	2.88	1,021.70	3.11	0.62
Class R6	1,000.00	874.90	1.02	1,023.70	1.10	0.22

Transamerica ClearTrack® 2050
Class R1	1,000.00	870.30	3.99	1,020.50	4.31	0.86
Class R3	1,000.00	871.50	2.83	1,021.80	3.06	0.61
Class R6	1,000.00	873.20	0.98	1,023.80	1.05	0.21

Transamerica ClearTrack® 2055
Class R1	1,000.00	868.00	3.98	1,020.50	4.31	0.86
Class R3	1,000.00	867.80	2.82	1,021.80	3.06	0.61
Class R6	1,000.00	870.20	0.97	1,023.80	1.05	0.21

Transamerica ClearTrack® 2060
Class R1	1,000.00	868.50	3.98	1,020.50	4.31	0.86
Class R3	1,000.00	869.80	2.83	1,021.80	3.06	0.61
Class R6	1,000.00	871.50	0.97	1,023.80	1.05	0.21

Transamerica ClearTrack® Retirement Income
Class R1	1,000.00	903.90	4.25	1,020.30	4.51	0.90
Class R3	1,000.00	904.60	3.07	1,021.60	3.26	0.65
Class R6	1,000.00	906.80	1.18	1,023.60	1.25	0.25

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition

At April 30, 2022

(unaudited)

Transamerica ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.7%
U.S. Equity Fund	24.7
International Equity Funds	14.8
Other Investment Company	8.0
International Fixed Income Fund	5.2
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(8.3)
Total	100.0%

Transamerica ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.7%
U.S. Equity Fund	25.0
International Equity Funds	14.8
International Fixed Income Fund	5.1
Repurchase Agreement	0.8
Other Investment Company	0.3
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Transamerica ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.0%
U.S. Equity Fund	28.7
International Equity Funds	18.6
International Fixed Income Fund	4.8
Other Investment Company	1.2
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	36.1%
U.S. Equity Funds	35.5
International Equity Funds	23.4
International Fixed Income Fund	4.0
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	0.3
Total	100.0%

Transamerica ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	42.1%
International Equity Funds	27.9
U.S. Fixed Income Funds	25.7
International Fixed Income Fund	3.3
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	48.9%
International Equity Funds	32.6
U.S. Fixed Income Funds	15.5
International Fixed Income Fund	2.0
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	52.8%
International Equity Funds	36.2
U.S. Fixed Income Funds	9.1
Other Investment Company	2.3
International Fixed Income Fund	1.0
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(2.3)
Total	100.0%

Transamerica ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	54.4%
International Equity Funds	37.0
U.S. Fixed Income Funds	6.6
Other Investment Company	2.1
International Fixed Income Fund	1.0
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.0%
International Equity Funds	38.6
U.S. Fixed Income Funds	6.0
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	54.8%
International Equity Funds	38.6
U.S. Fixed Income Funds	6.2
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Funds	Semi-Annual Report 2022

Schedules of Investments Composition (continued)

At April 30, 2022

(unaudited)

Transamerica ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	55.1%
U.S. Equity Fund	25.0
International Equity Funds	14.8
Other Investment Company	5.4
International Fixed Income Fund	5.0
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(6.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.9%
International Equity Funds - 9.9%
iShares Core MSCI EAFE ETF	28,487	$1,846,242
iShares Core MSCI Emerging Markets ETF	5,862	306,290
iShares Global REIT ETF	32,788	908,228

		3,060,760

U.S. Equity Fund - 12.1%
iShares Core S&P 500 ETF	9,085	3,759,721

U.S. Fixed Income Funds - 23.9%
iShares 0-5 Year TIPS Bond ETF (A)	28,202	2,939,776
iShares Core U.S. Aggregate Bond ETF	43,403	4,464,867

		7,404,643

Total Exchange-Traded Funds (Cost $15,305,444)		14,225,124

INVESTMENT COMPANIES - 53.5%
International Equity Funds - 4.9%
Transamerica Emerging Markets Opportunities (B)	36,778	305,626
Transamerica International Focus (B)	73,482	592,998
Transamerica International Stock (B)	62,834	625,195

		1,523,819

International Fixed Income Fund - 5.2%
Transamerica Emerging Markets Debt (B)	175,633	1,600,012

U.S. Equity Funds - 12.6%
Transamerica Large Cap Value (B)	102,591	1,341,891
Transamerica Large Growth (B)	100,893	1,057,358
Transamerica Mid Cap Growth (B)	53,103	403,048
Transamerica Mid Cap Value Opportunities (B)	44,933	526,171
Transamerica Small Cap Growth (B)	41,221	263,401
Transamerica Small Cap Value (B)	47,518	329,297

		3,921,166

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.8%
Transamerica Bond (B)	852,587	$ 7,298,147
Transamerica High Yield Bond (B)	268,974	2,256,690

		9,554,837

Total Investment Companies (Cost $19,742,381)		16,599,834

OTHER INVESTMENT COMPANY - 8.0%
Securities Lending Collateral - 8.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	2,486,349	2,486,349

Total Other Investment Company (Cost $2,486,349)		2,486,349

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $266,328 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $271,677.	$266,328	266,328

Total Repurchase Agreement (Cost $266,328)		266,328

Total Investments (Cost $37,800,502)		33,577,635
Net Other Assets (Liabilities) - (8.3)%		(2,562,943)

Net Assets - 100.0%		$31,014,692

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$14,225,124	$—	$—	$14,225,124
Investment Companies	16,599,834	—	—	16,599,834
Other Investment Company	2,486,349	—	—	2,486,349
Repurchase Agreement	—	266,328	—	266,328

Total Investments	$33,311,307	$266,328	$—	$33,577,635

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,433,587, collateralized by cash collateral of $2,486,349. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$8,509,373	$(397,095)	$(14,019)	$(800,112)	$7,298,147	852,587	$83,488	$42,252
Transamerica Emerging Markets Debt	—	1,871,577	(37,848)	(1,473)	(232,244)	1,600,012	175,633	41,657	—
Transamerica Emerging Markets Opportunities	—	417,804	(12,871)	(1,686)	(97,621)	305,626	36,778	25,688	9,271
Transamerica High Yield Bond	—	2,541,015	(67,988)	(1,412)	(214,925)	2,256,690	268,974	45,126	—
Transamerica International Focus	—	772,906	(37,137)	(2,583)	(140,188)	592,998	73,482	21,025	20,913
Transamerica International Stock	—	765,092	(37,137)	(2,470)	(100,290)	625,195	62,834	22,141	36,983
Transamerica Large Cap Value	—	1,548,413	(97,659)	(979)	(107,884)	1,341,891	102,591	33,231	—
Transamerica Large Growth	—	1,927,953	(71,413)	(38,668)	(760,514)	1,057,358	100,893	25,041	270,287
Transamerica Mid Cap Growth	—	703,623	(11,257)	(7,239)	(282,079)	403,048	53,103	56,979	107,168
Transamerica Mid Cap Value Opportunities	—	653,789	(11,354)	(2,908)	(113,356)	526,171	44,933	46,869	72,443
Transamerica Small Cap Growth	—	394,784	(7,570)	(1,849)	(121,964)	263,401	41,221	6,617	30,182
Transamerica Small Cap Value	—	514,442	(7,570)	(6,205)	(171,370)	329,297	47,518	107,166	49,291

Total	$—	$20,620,771	$(796,899)	$(81,491)	$(3,142,547)	$16,599,834	1,860,547	$515,028	$638,790

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.8%
International Equity Funds - 10.0%
iShares Core MSCI EAFE ETF	29,560	$1,915,784
iShares Core MSCI Emerging Markets ETF	5,720	298,870
iShares Global REIT ETF	34,809	964,209

		3,178,863

U.S. Equity Fund - 12.1%
iShares Core S&P 500 ETF	9,349	3,868,975

U.S. Fixed Income Funds - 23.7%
iShares 0-5 Year TIPS Bond ETF (A)	28,941	3,016,810
iShares Core U.S. Aggregate Bond ETF	44,044	4,530,806

		7,547,616

Total Exchange-Traded Funds (Cost $16,161,201)		14,595,454

INVESTMENT COMPANIES - 53.8%
International Equity Funds - 4.8%
Transamerica Emerging Markets Opportunities (B)	35,431	294,431
Transamerica International Focus (B)	75,914	612,623
Transamerica International Stock (B)	63,783	634,640

		1,541,694

International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (B)	177,552	1,617,496

U.S. Equity Funds - 12.9%
Transamerica Large Cap Value (B)	104,470	1,366,462
Transamerica Large Growth (B)	116,236	1,218,153
Transamerica Mid Cap Growth (B)	56,236	426,831
Transamerica Mid Cap Value Opportunities (B)	41,793	489,393
Transamerica Small Cap Growth (B)	43,666	279,026
Transamerica Small Cap Value (B)	44,913	311,248

		4,091,113

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 31.0%
Transamerica Bond (B)	883,495	$ 7,562,718
Transamerica High Yield Bond (B)	276,178	2,317,134

		9,879,852

Total Investment Companies (Cost $20,374,047)		17,130,155

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	85,200	85,200

Total Other Investment Company (Cost $85,200)		85,200

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $261,521 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $266,756.	$261,521	261,521

Total Repurchase Agreement (Cost $261,521)		261,521

Total Investments (Cost $36,881,969)		32,072,330
Net Other Assets (Liabilities) - (0.7)%		(225,588)

Net Assets - 100.0%		$31,846,742

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$14,595,454	$—	$—	$14,595,454
Investment Companies	17,130,155	—	—	17,130,155
Other Investment Company	85,200	—	—	85,200
Repurchase Agreement	—	261,521	—	261,521

Total Investments	$31,810,809	$261,521	$—	$32,072,330

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $83,392, collateralized by cash collateral of $85,200. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$8,910,213	$(482,541)	$(18,634)	$(846,320)	$7,562,718	883,495	$88,490	$44,236
Transamerica Emerging Markets Debt	—	1,929,085	(66,254)	(4,635)	(240,700)	1,617,496	177,552	43,697	—
Transamerica Emerging Markets Opportunities	—	411,859	(12,528)	(1,927)	(102,973)	294,431	35,431	26,841	9,687
Transamerica High Yield Bond	—	2,676,791	(133,756)	(3,799)	(222,102)	2,317,134	276,178	47,247	—
Transamerica International Focus	—	800,155	(35,943)	(3,362)	(148,227)	612,623	75,914	21,968	21,852
Transamerica International Stock	—	818,113	(75,943)	(6,555)	(100,975)	634,640	63,783	23,134	38,644
Transamerica Large Cap Value	—	1,658,680	(180,322)	(2,209)	(109,687)	1,366,462	104,470	34,615	—
Transamerica Large Growth	—	2,193,255	(110,325)	(63,300)	(801,477)	1,218,153	116,236	26,228	283,112
Transamerica Mid Cap Growth	—	739,507	(9,376)	(6,460)	(296,840)	426,831	56,236	59,489	111,889
Transamerica Mid Cap Value Opportunities	—	693,851	(84,376)	(20,466)	(99,616)	489,393	41,793	49,393	76,342
Transamerica Small Cap Growth	—	415,506	(6,251)	(1,788)	(128,441)	279,026	43,666	6,910	31,518
Transamerica Small Cap Value	—	540,460	(46,251)	(36,427)	(146,534)	311,248	44,913	111,909	51,473

Total	$—	$21,787,475	$(1,243,866)	$(169,562)	$(3,243,892)	$17,130,155	1,919,667	$539,921	$668,753

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 46.5%
International Equity Funds - 12.3%
iShares Core MSCI EAFE ETF	56,582	$3,667,079
iShares Core MSCI Emerging Markets ETF	16,743	874,822
iShares Global REIT ETF	60,544	1,677,069

		6,218,970

U.S. Equity Fund - 14.4%
iShares Core S&P 500 ETF	17,644	7,301,764

U.S. Fixed Income Funds - 19.8%
iShares 0-5 Year TIPS Bond ETF (A)	33,502	3,492,248
iShares Core U.S. Aggregate Bond ETF	63,217	6,503,133

		9,995,381

Total Exchange-Traded Funds (Cost $26,220,526)		23,516,115

INVESTMENT COMPANIES - 52.6%
International Equity Funds - 6.3%
Transamerica Emerging Markets Opportunities (B)	83,344	692,592
Transamerica International Focus (B)	148,562	1,198,895
Transamerica International Stock (B)	127,811	1,271,721

		3,163,208

International Fixed Income Fund - 4.8%
Transamerica Emerging Markets Debt (B)	269,086	2,451,373

U.S. Equity Funds - 14.3%
Transamerica Large Cap Value (B)	189,884	2,483,681
Transamerica Large Growth (B)	212,138	2,223,208
Transamerica Mid Cap Growth (B)	89,032	675,751
Transamerica Mid Cap Value Opportunities (B)	61,907	724,936
Transamerica Small Cap Growth (B)	86,213	550,901
Transamerica Small Cap Value (B)	83,155	576,264

		7,234,741

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 27.2%
Transamerica Bond (B)	1,222,123	$ 10,461,373
Transamerica High Yield Bond (B)	395,602	3,319,100

		13,780,473

Total Investment Companies (Cost $31,956,037)		26,629,795

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	610,778	610,778

Total Other Investment Company (Cost $610,778)		610,778

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $440,466 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $449,347.	$440,466	440,466

Total Repurchase Agreement (Cost $440,466)		440,466

Total Investments (Cost $59,227,807)		51,197,154
Net Other Assets (Liabilities) - (1.2)%		(585,068)

Net Assets - 100.0%		$50,612,086

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$23,516,115	$—	$—	$23,516,115
Investment Companies	26,629,795	—	—	26,629,795
Other Investment Company	610,778	—	—	610,778
Repurchase Agreement	—	440,466	—	440,466

Total Investments	$50,756,688	$440,466	$—	$51,197,154

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $597,816, collateralized by cash collateral of $610,778. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$12,430,761	$(772,365)	$(31,447)	$(1,165,576)	$10,461,373	1,222,123	$122,308	$61,671
Transamerica Emerging Markets Debt	—	2,918,180	(95,253)	(5,418)	(366,136)	2,451,373	269,086	66,358	—
Transamerica Emerging Markets Opportunities	—	980,199	(36,970)	(5,444)	(245,193)	692,592	83,344	64,396	23,240
Transamerica High Yield Bond	—	3,809,271	(167,754)	(6,844)	(315,573)	3,319,100	395,602	67,926	—
Transamerica International Focus	—	1,577,962	(79,629)	(6,268)	(293,170)	1,198,895	148,562	43,984	43,748
Transamerica International Stock	—	1,613,989	(129,629)	(8,714)	(203,925)	1,271,721	127,811	46,344	77,414
Transamerica Large Cap Value	—	3,079,414	(397,882)	799	(198,650)	2,483,681	189,884	65,663	—
Transamerica Large Growth	—	4,094,344	(300,213)	(160,672)	(1,410,251)	2,223,208	212,138	49,441	533,668
Transamerica Mid Cap Growth	—	1,178,936	(19,184)	(12,494)	(471,507)	675,751	89,032	95,263	179,174
Transamerica Mid Cap Value Opportunities	—	1,105,869	(194,184)	(42,819)	(143,930)	724,936	61,907	79,094	122,252
Transamerica Small Cap Growth	—	828,018	(15,987)	(4,138)	(256,992)	550,901	86,213	13,800	62,949
Transamerica Small Cap Value	—	1,078,241	(140,987)	(105,651)	(255,339)	576,264	83,155	223,961	103,011

Total	$—	$34,695,184	$(2,350,037)	$(389,110)	$(5,326,242)	$26,629,795	2,968,857	$938,538	$1,207,127

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 47.8%
International Equity Funds - 15.7%
iShares Core MSCI EAFE ETF	83,919	$5,438,790
iShares Core MSCI Emerging Markets ETF	23,490	1,227,353
iShares Global REIT ETF	70,558	1,954,457

		8,620,600

U.S. Equity Fund - 17.1%
iShares Core S&P 500 ETF	22,684	9,387,509

U.S. Fixed Income Funds - 15.0%
iShares 0-5 Year TIPS Bond ETF	28,283	2,948,220
iShares Core U.S. Aggregate Bond ETF	51,470	5,294,719

		8,242,939

Total Exchange-Traded Funds (Cost $28,890,636)		26,251,048

INVESTMENT COMPANIES - 51.2%
International Equity Funds - 7.7%
Transamerica Emerging Markets Opportunities (A)	106,624	886,046
Transamerica International Focus (A)	197,617	1,594,766
Transamerica International Stock (A)	175,775	1,748,960

		4,229,772

International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (A)	244,867	2,230,737

U.S. Equity Funds - 18.4%
Transamerica Large Cap Value (A)	267,526	3,499,235
Transamerica Large Growth (A)	261,957	2,745,309
Transamerica Mid Cap Growth (A)	128,072	972,068

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	108,929	$ 1,275,554
Transamerica Small Cap Growth (A)	111,756	714,118
Transamerica Small Cap Value (A)	128,871	893,077

		10,099,361

U.S. Fixed Income Funds - 21.1%
Transamerica Bond (A)	977,852	8,370,417
Transamerica High Yield Bond (A)	385,585	3,235,058

		11,605,475

Total Investment Companies (Cost $34,789,477)		28,165,345

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $380,862 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $388,548.	$380,862	380,862

Total Repurchase Agreement (Cost $380,862)		380,862

Total Investments (Cost $64,060,975)		54,797,255
Net Other Assets (Liabilities) - 0.3%		168,300

Net Assets - 100.0%		$54,965,555

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,251,048	$—	$—	$26,251,048
Investment Companies	28,165,345	—	—	28,165,345
Repurchase Agreement	—	380,862	—	380,862

Total Investments	$54,416,393	$380,862	$—	$54,797,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$9,944,547	$(607,747)	$(37,950)	$(928,433)	$8,370,417	977,852	$98,543	$49,207
Transamerica Emerging Markets Debt	—	2,622,449	(55,186)	(3,727)	(332,799)	2,230,737	244,867	59,647	—
Transamerica Emerging Markets Opportunities	—	1,217,188	(14,574)	(2,202)	(314,366)	886,046	106,624	79,811	28,803
Transamerica High Yield Bond	—	3,742,725	(189,329)	(8,950)	(309,388)	3,235,058	385,585	66,198	—
Transamerica International Focus	—	2,016,321	(31,916)	(2,817)	(386,822)	1,594,766	197,617	56,161	55,861
Transamerica International Stock	—	2,062,228	(31,916)	(2,633)	(278,719)	1,748,960	175,775	59,140	98,788
Transamerica Large Cap Value	—	3,933,419	(150,037)	(3,701)	(280,446)	3,499,235	267,526	84,063	—
Transamerica Large Growth	—	4,868,976	(56,402)	(31,478)	(2,035,787)	2,745,309	261,957	63,129	681,418
Transamerica Mid Cap Growth	—	1,663,941	(7,298)	(4,867)	(679,708)	972,068	128,072	134,536	253,043
Transamerica Mid Cap Value Opportunities	—	1,560,310	(7,295)	(1,866)	(275,595)	1,275,554	108,929	111,528	172,381
Transamerica Small Cap Growth	—	1,053,704	(5,471)	(1,423)	(332,692)	714,118	111,756	17,560	80,094
Transamerica Small Cap Value	—	1,372,191	(5,471)	(4,266)	(469,377)	893,077	128,871	285,038	131,103

Total	$—	$36,057,999	$(1,162,642)	$(105,880)	$(6,624,132)	$28,165,345	3,095,431	$1,115,354	$1,550,698

(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 49.4%
International Equity Funds - 18.2%
iShares Core MSCI EAFE ETF	103,719	$6,722,028
iShares Core MSCI Emerging Markets ETF	30,944	1,616,824
iShares Global REIT ETF	83,424	2,310,845

		10,649,697

U.S. Equity Fund - 20.4%
iShares Core S&P 500 ETF	28,897	11,958,687

U.S. Fixed Income Funds - 10.8%
iShares 0-5 Year TIPS Bond ETF	27,904	2,908,713
iShares Core U.S. Aggregate Bond ETF	33,317	3,427,320

		6,336,033

Total Exchange-Traded Funds (Cost $32,077,186)		28,944,417

INVESTMENT COMPANIES - 49.6%
International Equity Funds - 9.7%
Transamerica Emerging Markets Opportunities (A)	117,666	977,805
Transamerica International Focus (A)	281,918	2,275,075
Transamerica International Stock (A)	244,607	2,433,836

		5,686,716

International Fixed Income Fund - 3.3%
Transamerica Emerging Markets Debt (A)	208,393	1,898,464

U.S. Equity Funds - 21.7%
Transamerica Large Cap Value (A)	331,136	4,331,256
Transamerica Large Growth (A)	334,360	3,504,097
Transamerica Mid Cap Growth (A)	168,999	1,282,699

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	140,602	$ 1,646,450
Transamerica Small Cap Growth (A)	136,655	873,223
Transamerica Small Cap Value (A)	157,446	1,091,099

		12,728,824

U.S. Fixed Income Funds - 14.9%
Transamerica Bond (A)	720,924	6,171,113
Transamerica High Yield Bond (A)	307,696	2,581,569

		8,752,682

Total Investment Companies (Cost $36,605,695)		29,066,686

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $587,055 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $598,895.	$587,055	587,055

Total Repurchase Agreement (Cost $587,055)		587,055

Total Investments (Cost $69,269,936)		58,598,158
Net Other Assets (Liabilities) - (0.0)% (C)		(8,189)

Net Assets - 100.0%		$58,589,969

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$28,944,417	$—	$—	$28,944,417
Investment Companies	29,066,686	—	—	29,066,686
Repurchase Agreement	—	587,055	—	587,055

Total Investments	$58,011,103	$587,055	$—	$58,598,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$7,101,360	$(243,980)	$(6,823)	$(679,444)	$6,171,113	720,924	$70,048	$35,224
Transamerica Emerging Markets Debt	—	2,232,166	(51,314)	(1,818)	(280,570)	1,898,464	208,393	50,892	—
Transamerica Emerging Markets Opportunities	—	1,329,227	(18,463)	(2,042)	(330,917)	977,805	117,666	83,156	30,010
Transamerica High Yield Bond	—	2,893,851	(67,411)	(1,254)	(243,617)	2,581,569	307,696	51,570	—
Transamerica International Focus	—	2,878,267	(54,039)	(1,509)	(547,644)	2,275,075	281,918	78,346	77,928
Transamerica International Stock	—	2,882,773	(54,038)	(2,359)	(392,540)	2,433,836	244,607	82,676	138,104
Transamerica Large Cap Value	—	4,805,022	(124,763)	459	(349,462)	4,331,256	331,136	102,701	—
Transamerica Large Growth	—	6,106,782	(74,724)	(31,593)	(2,496,368)	3,504,097	334,360	77,032	831,493
Transamerica Mid Cap Growth	—	2,217,533	(35,508)	(16,232)	(883,094)	1,282,699	168,999	177,257	333,392
Transamerica Mid Cap Value Opportunities	—	2,050,797	(40,241)	(10,341)	(353,765)	1,646,450	140,602	146,635	226,644
Transamerica Small Cap Growth	—	1,304,548	(22,169)	(2,397)	(406,759)	873,223	136,655	21,540	98,246
Transamerica Small Cap Value	—	1,678,613	(7,169)	(5,516)	(574,829)	1,091,099	157,446	348,540	160,311

Total	$—	$37,480,939	$(793,819)	$(81,425)	$(7,539,009)	$29,066,686	3,150,402	$1,290,393	$1,931,352

(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.5%
International Equity Funds - 21.5%
iShares Core MSCI EAFE ETF	109,719	$7,110,889
iShares Core MSCI Emerging Markets ETF	35,037	1,830,683
iShares Global REIT ETF	79,749	2,209,047

		11,150,619

U.S. Equity Fund - 24.0%
iShares Core S&P 500 ETF	30,078	12,447,430

U.S. Fixed Income Funds - 7.0%
iShares 0-5 Year TIPS Bond ETF	16,906	1,762,282
iShares Core U.S. Aggregate Bond ETF	17,907	1,842,093

		3,604,375

Total Exchange-Traded Funds (Cost $30,397,642)		27,202,424

INVESTMENT COMPANIES - 46.5%
International Equity Funds - 11.1%
Transamerica Emerging Markets Opportunities (A)	131,240	1,090,606
Transamerica International Focus (A)	277,487	2,239,320
Transamerica International Stock (A)	246,206	2,449,746

		5,779,672

International Fixed Income Fund - 2.0%
Transamerica Emerging Markets Debt (A)	114,287	1,041,157

U.S. Equity Funds - 24.9%
Transamerica Large Cap Value (A)	342,046	4,473,961
Transamerica Large Growth (A)	310,485	3,253,888
Transamerica Mid Cap Growth (A)	165,869	1,258,942

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	140,288	$ 1,642,775
Transamerica Small Cap Growth (A)	157,215	1,004,603
Transamerica Small Cap Value (A)	181,167	1,255,487

		12,889,656

U.S. Fixed Income Funds - 8.5%
Transamerica Bond (A)	358,014	3,064,596
Transamerica High Yield Bond (A)	157,212	1,319,013

		4,383,609

Total Investment Companies (Cost $31,275,909)		24,094,094

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (B), dated 04/29/2022, to be repurchased at $517,587 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $527,988.	$517,587	517,587

Total Repurchase Agreement (Cost $517,587)		517,587

Total Investments (Cost $62,191,138)		51,814,105
Net Other Assets (Liabilities) - (0.0)% (C)		(7,312)

Net Assets - 100.0%		$51,806,793

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,202,424	$—	$—	$27,202,424
Investment Companies	24,094,094	—	—	24,094,094
Repurchase Agreement	—	517,587	—	517,587

Total Investments	$51,296,518	$517,587	$—	$51,814,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$3,621,988	$(216,057)	$(9,399)	$(331,936)	$3,064,596	358,014	$34,909	$17,608
Transamerica Emerging Markets Debt	—	1,218,787	(21,289)	(968)	(155,373)	1,041,157	114,287	27,959	—
Transamerica Emerging Markets Opportunities	—	1,488,192	(13,528)	(1,331)	(382,727)	1,090,606	131,240	95,518	34,472
Transamerica High Yield Bond	—	1,524,164	(79,112)	(3,484)	(122,555)	1,319,013	157,212	26,879	—
Transamerica International Focus	—	2,803,214	(20,146)	(565)	(543,183)	2,239,320	277,487	78,701	78,281
Transamerica International Stock	—	2,872,891	(30,146)	(1,403)	(391,596)	2,449,746	246,206	83,006	138,654
Transamerica Large Cap Value	—	4,868,323	(34,124)	25	(360,263)	4,473,961	342,046	104,881	—
Transamerica Large Growth	—	5,815,964	(28,316)	(13,654)	(2,520,106)	3,253,888	310,485	78,634	848,787
Transamerica Mid Cap Growth	—	2,149,461	(3,577)	(2,219)	(884,723)	1,258,942	165,869	174,063	327,385
Transamerica Mid Cap Value Opportunities	—	2,003,566	(4,522)	(1,093)	(355,176)	1,642,775	140,288	143,600	221,953
Transamerica Small Cap Growth	—	1,478,880	(3,700)	(798)	(469,779)	1,004,603	157,215	24,693	112,631
Transamerica Small Cap Value	—	1,926,488	(3,700)	(2,903)	(664,398)	1,255,487	181,167	400,651	184,279

Total	$—	$31,771,918	$(458,217)	$(37,792)	$(7,181,815)	$24,094,094	2,581,516	$1,273,494	$1,964,050

(B)	Rate disclosed reflects the yield at April 30, 2022.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.8%
International Equity Funds - 23.1%
iShares Core MSCI EAFE ETF	78,765	$5,104,760
iShares Core MSCI Emerging Markets ETF	27,265	1,424,596
iShares Global REIT ETF	52,669	1,458,931

		7,988,287

U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	21,816	9,028,298

U.S. Fixed Income Funds - 4.6%
iShares 0-5 Year TIPS Bond ETF (A)	7,590	791,182
iShares Core U.S. Aggregate Bond ETF	7,550	776,668

		1,567,850

Total Exchange-Traded Funds (Cost $20,910,346)		18,584,435

INVESTMENT COMPANIES - 45.3%
International Equity Funds - 13.1%
Transamerica Emerging Markets Opportunities (B)	122,631	1,019,065
Transamerica International Focus (B)	211,430	1,706,239
Transamerica International Stock (B)	180,425	1,795,224

		4,520,528

International Fixed Income Fund - 1.0%
Transamerica Emerging Markets Debt (B)	38,506	350,791

U.S. Equity Funds - 26.7%
Transamerica Large Cap Value (B)	238,412	3,118,425
Transamerica Large Growth (B)	223,669	2,344,047
Transamerica Mid Cap Growth (B)	120,067	911,312
Transamerica Mid Cap Value Opportunities (B)	101,939	1,193,702
Transamerica Small Cap Growth (B)	116,529	744,622
Transamerica Small Cap Value (B)	134,511	932,165

		9,244,273

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.5%
Transamerica Bond (B)	141,364	$ 1,210,075
Transamerica High Yield Bond (B)	42,130	353,469

		1,563,544

Total Investment Companies (Cost $20,661,109)		15,679,136

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	808,335	808,335

Total Other Investment Company (Cost $808,335)		808,335

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $294,618 on 05/02/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 11/30/2028, and with a value of $300,554.	$294,618	294,618

Total Repurchase Agreement (Cost $294,618)		294,618

Total Investments (Cost $42,674,408)		35,366,524
Net Other Assets (Liabilities) - (2.3)%		(809,580)

Net Assets - 100.0%		$34,556,944

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$18,584,435	$—	$—	$18,584,435
Investment Companies	15,679,136	—	—	15,679,136
Other Investment Company	808,335	—	—	808,335
Repurchase Agreement	—	294,618	—	294,618

Total Investments	$35,071,906	$294,618	$—	$35,366,524

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $791,182, collateralized by cash collateral of $808,335. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$1,443,981	$(94,231)	$(4,882)	$(134,793)	$1,210,075	141,364	$14,248	$7,233
Transamerica Emerging Markets Debt	—	417,143	(13,529)	(558)	(52,265)	350,791	38,506	9,429	—
Transamerica Emerging Markets Opportunities	—	1,399,100	(38,554)	(5,594)	(335,887)	1,019,065	122,631	85,638	30,906
Transamerica High Yield Bond	—	409,987	(22,529)	(933)	(33,056)	353,469	42,130	7,271	—
Transamerica International Focus	—	2,181,695	(73,258)	(4,247)	(397,951)	1,706,239	211,430	59,220	58,903
Transamerica International Stock	—	2,160,522	(73,258)	(4,153)	(287,887)	1,795,224	180,425	62,518	104,432
Transamerica Large Cap Value	—	3,493,033	(123,019)	(660)	(250,929)	3,118,425	238,412	74,959	—
Transamerica Large Growth	—	4,283,571	(121,735)	(61,547)	(1,756,242)	2,344,047	223,669	56,367	608,433
Transamerica Mid Cap Growth	—	1,576,134	(16,472)	(10,302)	(638,048)	911,312	120,067	127,737	240,253
Transamerica Mid Cap Value Opportunities	—	1,471,796	(16,587)	(4,019)	(257,488)	1,193,702	101,939	105,534	163,118
Transamerica Small Cap Growth	—	1,109,935	(13,822)	(3,328)	(348,163)	744,622	116,529	18,548	84,301
Transamerica Small Cap Value	—	1,446,226	(13,822)	(10,975)	(489,264)	932,165	134,511	300,997	138,443

Total	$—	$21,393,123	$(620,816)	$(111,198)	$(4,981,973)	$15,679,136	1,671,613	$922,466	$1,436,322

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.4%
International Equity Funds - 23.4%
iShares Core MSCI EAFE ETF	70,257	$4,553,356
iShares Core MSCI Emerging Markets ETF	22,939	1,198,563
iShares Global REIT ETF	42,190	1,168,663

		6,920,582

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	18,467	7,642,353

U.S. Fixed Income Funds - 3.1%
iShares 0-5 Year TIPS Bond ETF (A)	5,767	601,152
iShares Core U.S. Aggregate Bond ETF	2,945	302,952

		904,104

Total Exchange-Traded Funds (Cost $17,460,520)		15,467,039

INVESTMENT COMPANIES - 46.6%
International Equity Funds - 13.6%
Transamerica Emerging Markets Opportunities (B)	103,885	863,285
Transamerica International Focus (B)	187,547	1,513,501
Transamerica International Stock (B)	163,520	1,627,022

		4,003,808

International Fixed Income Fund - 1.0%
Transamerica Emerging Markets Debt (B)	32,897	299,695

U.S. Equity Funds - 28.5%
Transamerica Large Cap Value (B)	211,841	2,770,880
Transamerica Large Growth (B)	210,669	2,207,811
Transamerica Mid Cap Growth (B)	112,315	852,468
Transamerica Mid Cap Value Opportunities (B)	95,286	1,115,795
Transamerica Small Cap Growth (B)	100,358	641,289
Transamerica Small Cap Value (B)	115,910	803,255

		8,391,498

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 3.5%
Transamerica Bond (B)	85,925	$ 735,520
Transamerica High Yield Bond (B)	35,814	300,480

		1,036,000

Total Investment Companies (Cost $18,151,201)		13,731,001

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	629,415	629,415

Total Other Investment Company (Cost $629,415)		629,415

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $187,778 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $191,630.	$187,778	187,778

Total Repurchase Agreement (Cost $187,778)		187,778

Total Investments (Cost $36,428,914)		30,015,233
Net Other Assets (Liabilities) - (1.7)%		(515,868)

Net Assets - 100.0%		$29,499,365

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,467,039	$—	$—	$15,467,039
Investment Companies	13,731,001	—	—	13,731,001
Other Investment Company	629,415	—	—	629,415
Repurchase Agreement	—	187,778	—	187,778

Total Investments	$29,827,455	$187,778	$—	$30,015,233

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $616,058, collateralized by cash collateral of $629,415. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$992,188	$(172,326)	$(11,142)	$(73,200)	$735,520	85,925	$8,666	$4,459
Transamerica Emerging Markets Debt	—	381,337	(35,877)	(3,609)	(42,156)	299,695	32,897	8,093	—
Transamerica Emerging Markets Opportunities	—	1,200,466	(40,102)	(6,861)	(290,218)	863,285	103,885	74,230	26,789
Transamerica High Yield Bond	—	390,425	(60,878)	(3,408)	(25,659)	300,480	35,814	6,181	—
Transamerica International Focus	—	1,967,015	(82,283)	(9,255)	(361,976)	1,513,501	187,547	53,725	53,438
Transamerica International Stock	—	1,977,055	(80,813)	(8,238)	(260,982)	1,627,022	163,520	56,729	94,761
Transamerica Large Cap Value	—	3,131,936	(132,240)	(5,785)	(223,031)	2,770,880	211,841	66,474	—
Transamerica Large Growth	—	3,999,111	(126,395)	(75,594)	(1,589,311)	2,207,811	210,669	49,980	539,488
Transamerica Mid Cap Growth	—	1,478,454	(18,082)	(12,697)	(595,207)	852,468	112,315	119,463	224,691
Transamerica Mid Cap Value Opportunities	—	1,380,527	(19,101)	(5,496)	(240,135)	1,115,795	95,286	98,692	152,543
Transamerica Small Cap Growth	—	959,512	(14,693)	(4,364)	(299,166)	641,289	100,358	15,986	72,917
Transamerica Small Cap Value	—	1,249,358	(14,693)	(12,251)	(419,159)	803,255	115,910	259,426	119,321

Total	$—	$19,107,384	$(797,483)	$(158,700)	$(4,420,200)	$13,731,001	1,455,967	$817,645	$1,288,407

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.2%
International Equity Funds - 24.3%
iShares Core MSCI EAFE ETF	2,291	$148,480
iShares Core MSCI Emerging Markets ETF	719	37,568
iShares Global REIT ETF	1,283	35,539

		221,587

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	572	236,715

U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	177	18,451
iShares Core U.S. Aggregate Bond ETF	89	9,155

		27,606

Total Exchange-Traded Funds (Cost $543,092)		485,908

INVESTMENT COMPANIES - 46.4%
International Equity Funds - 14.3%
Transamerica Emerging Markets Opportunities (B)	3,376	28,053
Transamerica International Focus (B)	6,330	51,084
Transamerica International Stock (B)	5,159	51,331

		130,468

U.S. Equity Funds - 29.1%
Transamerica Large Cap Value (B)	6,152	80,473
Transamerica Large Growth (B)	7,737	81,085

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	3,746	$ 28,429
Transamerica Mid Cap Value Opportunities (B)	2,541	29,759
Transamerica Small Cap Growth (B)	3,609	23,060
Transamerica Small Cap Value (B)	3,328	23,066

		265,872

U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	2,154	18,438
Transamerica High Yield Bond (B)	1,099	9,219

		27,657

Total Investment Companies (Cost $504,686)		423,997

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	1,385	1,385

Total Other Investment Company (Cost $1,385)		1,385

Total Investments (Cost $1,049,163)		911,290
Net Other Assets (Liabilities) - 0.2%		1,785

Net Assets - 100.0%		$913,075

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$485,908	$—	$—	$485,908
Investment Companies	423,997	—	—	423,997
Other Investment Company	1,385	—	—	1,385

Total Investments	$911,290	$—	$—	$911,290

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,355, collateralized by cash collateral of $1,385. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$31,257	$(10,654)	$(995)	$(1,170)	$18,438	2,154	$217	$105
Transamerica Emerging Markets Opportunities	—	51,386	(14,162)	(4,367)	(4,804)	28,053	3,376	2,201	794
Transamerica High Yield Bond	—	13,648	(3,513)	(248)	(668)	9,219	1,099	192	—
Transamerica International Focus	—	89,596	(26,846)	(4,919)	(6,747)	51,084	6,330	1,663	1,655
Transamerica International Stock	—	89,701	(30,346)	(3,709)	(4,315)	51,331	5,159	1,760	2,938
Transamerica Large Cap Value	—	129,049	(42,100)	(1,881)	(4,595)	80,473	6,152	1,999	—
Transamerica Large Growth	—	167,748	(35,724)	(28,710)	(22,229)	81,085	7,737	1,478	15,959
Transamerica Mid Cap Growth	—	52,318	(5,251)	(4,319)	(14,319)	28,429	3,746	3,527	6,633
Transamerica Mid Cap Value Opportunities	—	44,308	(7,406)	(1,777)	(5,366)	29,759	2,541	2,927	4,523
Transamerica Small Cap Growth	—	36,642	(4,077)	(1,722)	(7,783)	23,060	3,609	472	2,156
Transamerica Small Cap Value	—	40,638	(4,772)	(4,107)	(8,693)	23,066	3,328	7,669	3,528

Total	$—	$746,291	$(184,851)	$(56,754)	$(80,689)	$423,997	45,231	$24,105	$38,291

(C)	Rate disclosed reflects the yield at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.4%
International Equity Funds - 24.3%
iShares Core MSCI EAFE ETF	2,313	$149,906
iShares Core MSCI Emerging Markets ETF	720	37,620
iShares Global REIT ETF	1,345	37,256

		224,782

U.S. Equity Fund - 25.0%
iShares Core S&P 500 ETF	558	230,922

U.S. Fixed Income Funds - 3.1%
iShares 0-5 Year TIPS Bond ETF (A)	187	19,493
iShares Core U.S. Aggregate Bond ETF	89	9,155

		28,648

Total Exchange-Traded Funds (Cost $546,618)		484,352

INVESTMENT COMPANIES - 47.2%
International Equity Funds - 14.3%
Transamerica Emerging Markets Opportunities (B)	3,284	27,294
Transamerica International Focus (B)	6,390	51,566
Transamerica International Stock (B)	5,333	53,063

		131,923

U.S. Equity Funds - 29.8%
Transamerica Large Cap Value (B)	7,222	94,459
Transamerica Large Growth (B)	7,076	74,160
Transamerica Mid Cap Growth (B)	3,513	26,663

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	2,949	$ 34,538
Transamerica Small Cap Growth (B)	3,129	19,992
Transamerica Small Cap Value (B)	3,625	25,118

		274,930

U.S. Fixed Income Funds - 3.1%
Transamerica Bond (B)	2,235	19,134
Transamerica High Yield Bond (B)	1,131	9,490

		28,624

Total Investment Companies (Cost $569,353)		435,477

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (D)	426	426

Total Other Investment Company (Cost $426)		426

Total Investments (Cost $1,116,397)		920,255
Net Other Assets (Liabilities) - 0.4%		3,291

Net Assets - 100.0%		$923,546

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$484,352	$—	$—	$484,352
Investment Companies	435,477	—	—	435,477
Other Investment Company	426	—	—	426

Total Investments	$920,255	$—	$—	$920,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $417, collateralized by cash collateral of $426. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$24,270	$(3,000)	$(149)	$(1,987)	$19,134	2,235	$217	$99
Transamerica Emerging Markets Opportunities	—	39,062	(3,005)	(281)	(8,482)	27,294	3,284	2,073	748
Transamerica High Yield Bond	—	11,146	(750)	(41)	(865)	9,490	1,131	190	—
Transamerica International Focus	—	67,888	(4,500)	(131)	(11,691)	51,566	6,390	1,569	1,561
Transamerica International Stock	—	67,515	(6,300)	(259)	(7,893)	53,063	5,333	1,659	2,771
Transamerica Large Cap Value	—	103,070	(1,000)	(17)	(7,594)	94,459	7,222	1,908	—
Transamerica Large Growth	—	123,798	—	—	(49,638)	74,160	7,076	1,394	15,047
Transamerica Mid Cap Growth	—	44,264	—	—	(17,601)	26,663	3,513	3,331	6,264
Transamerica Mid Cap Value Opportunities	—	41,468	—	—	(6,930)	34,538	2,949	2,755	4,258
Transamerica Small Cap Growth	—	28,965	—	—	(8,973)	19,992	3,129	445	2,032
Transamerica Small Cap Value	—	37,340	—	—	(12,222)	25,118	3,625	7,228	3,325

Total	$—	$588,786	$(18,555)	$(878)	$(133,876)	$435,477	45,887	$22,769	$36,105

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at April 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 46.2%
International Equity Funds - 10.1%
iShares Core MSCI EAFE ETF	48,586	$3,148,859
iShares Core MSCI Emerging Markets ETF	9,892	516,857
iShares Global REIT ETF	53,812	1,490,592

		5,156,308

U.S. Equity Fund - 12.2%
iShares Core S&P 500 ETF	15,105	6,251,029

U.S. Fixed Income Funds - 23.9%
iShares 0-5 Year TIPS Bond ETF (A)	46,581	4,855,604
iShares Core U.S. Aggregate Bond ETF	72,076	7,414,458

		12,270,062

Total Exchange-Traded Funds (Cost $25,475,871)		23,677,399

INVESTMENT COMPANIES - 53.7%
International Equity Funds - 4.7%
Transamerica Emerging Markets Opportunities (B)	55,170	458,460
Transamerica International Focus (B)	115,985	936,000
Transamerica International Stock (B)	103,359	1,028,419

		2,422,879

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (B)	282,874	2,576,986

U.S. Equity Funds - 12.8%
Transamerica Large Cap Value (B)	169,959	2,223,069
Transamerica Large Growth (B)	170,867	1,790,691
Transamerica Mid Cap Growth (B)	89,157	676,701
Transamerica Mid Cap Value Opportunities (B)	72,313	846,787
Transamerica Small Cap Growth (B)	68,774	439,464
Transamerica Small Cap Value (B)	79,329	549,749

		6,526,461

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 31.2%
Transamerica Bond (B)	1,430,686	$ 12,246,672
Transamerica High Yield Bond (B)	444,239	3,727,164

		15,973,836

Total Investment Companies (Cost $32,731,170)		27,500,162

OTHER INVESTMENT COMPANY - 5.4%
Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.31% (C)	2,758,563	2,758,563

Total Other Investment Company (Cost $2,758,563)		2,758,563

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (C), dated 04/29/2022, to be repurchased at $562,669 on 05/02/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $573,988.	$562,669	562,669

Total Repurchase Agreement (Cost $562,669)		562,669

Total Investments (Cost $61,528,273)		54,498,793
Net Other Assets (Liabilities) - (6.4)%		(3,282,944)

Net Assets - 100.0%		$51,215,849

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$23,677,399	$—	$—	$23,677,399
Investment Companies	27,500,162	—	—	27,500,162
Other Investment Company	2,758,563	—	—	2,758,563
Repurchase Agreement	—	562,669	—	562,669

Total Investments	$53,936,124	$562,669	$—	$54,498,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,700,024, collateralized by cash collateral of $2,758,563. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2022	Shares as of April 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$14,445,237	$(818,961)	$(27,894)	$(1,351,710)	$12,246,672	1,430,686	$140,394	$71,144
Transamerica Emerging Markets Debt	—	3,052,088	(84,017)	(3,509)	(387,576)	2,576,986	282,874	70,181	—
Transamerica Emerging Markets Opportunities	—	656,113	(32,606)	(3,922)	(161,125)	458,460	55,170	43,347	15,644
Transamerica High Yield Bond	—	4,250,264	(157,625)	(4,639)	(360,836)	3,727,164	444,239	75,593	—
Transamerica International Focus	—	1,266,291	(96,621)	(4,967)	(228,703)	936,000	115,985	35,479	35,289
Transamerica International Stock	—	1,295,291	(96,620)	(5,370)	(164,882)	1,028,419	103,359	37,361	62,408
Transamerica Large Cap Value	—	2,615,565	(214,039)	(2)	(178,455)	2,223,069	169,959	55,793	—
Transamerica Large Growth	—	3,304,793	(174,406)	(81,342)	(1,258,354)	1,790,691	170,867	42,218	455,709
Transamerica Mid Cap Growth	—	1,185,983	(23,041)	(13,701)	(472,540)	676,701	89,157	95,950	180,467
Transamerica Mid Cap Value Opportunities	—	1,106,257	(65,205)	(15,153)	(179,112)	846,787	72,313	79,228	122,456
Transamerica Small Cap Growth	—	663,126	(16,805)	(3,543)	(203,314)	439,464	68,774	11,102	50,642
Transamerica Small Cap Value	—	863,892	(16,803)	(12,939)	(284,401)	549,749	79,329	179,808	82,704

Total	$—	$34,704,900	$(1,796,749)	$(176,981)	$(5,231,008)	$27,500,162	3,082,712	$866,454	$1,076,463

(C)	Rates disclosed reflect the yields at April 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2022

(unaudited)

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020		Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Assets:
Affiliated investments, at value (A)	$16,599,834		$17,130,155		$26,629,795	$28,165,345	$29,066,686
Unaffiliated investments, at value (B) (C)	16,711,473		14,680,654		24,126,893	26,251,048	28,944,417
Repurchase agreements, at value (D)	266,328		261,521		440,466	380,862	587,055
Receivables and other assets:
Investments sold	—		—		—	177,374	—
Net income from securities lending	2,597		2,044		189	1,275	—
Shares of beneficial interest sold	—		343		34,472	390	571
Dividends	26,815		28,161		39,443	34,142	25,775
Due from investment manager	28,778		30,591		32,597	33,558	38,790
Prepaid expenses	102		104		176	194	194
Total assets	33,635,927		32,133,573		51,304,031	55,044,188	58,663,488

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,486,349		85,200		610,778	—	—
Payables and other liabilities:
Investments purchased	26,816		28,161		39,443	34,143	25,775
Shares of beneficial interest redeemed	76,917		142,270		247	63	1,466
Distribution and service fees	12,454		12,965		20,342	22,435	23,967
Transfer agent fees	3,928		4,089		6,418	7,076	7,557
Trustees, CCO and deferred compensation fees	975		255		314	456	294
Audit and tax fees	9,121		9,131		9,156	9,157	9,156
Custody fees	277		247		173	221	249
Legal fees	342		359		575	611	633
Printing and shareholder reports fees	377		448		775	763	721
Registration fees	2,059		2,059		2,061	2,061	2,061
Other accrued expenses	1,620		1,647		1,663	1,647	1,640
Total liabilities	2,621,235		286,831		691,945	78,633	73,519
Net assets	$31,014,692		$31,846,742		$50,612,086	$54,965,555	$58,589,969

Net assets consist of:
Paid-in capital	$26,410,037		$31,580,596		$49,890,990	$43,689,361	$44,385,063
Total distributable earnings (accumulated losses)	4,604,655		266,146		721,096	11,276,194	14,204,906
Net assets	$31,014,692		$31,846,742		$50,612,086	$54,965,555	$58,589,969
Net assets by class:
Class R1	$30,434,823		$31,274,850		$49,181,360	$53,770,039	$57,409,050
Class R3	11,943		10,114		10,338	17,193	20,169
Class R6	567,926		561,778		1,420,388	1,178,323	1,160,750
Shares outstanding (unlimited shares, no par value):
Class R1	2,889,540		3,453,642		5,205,355	4,600,274	4,698,180
Class R3	1,137		1,121		1,098	1,475	1,656
Class R6	53,558		61,613		149,191	99,892	94,116
Net asset value per share:
Class R1	$10.53		$9.06		$9.45	$11.69	$12.22
Class R3	10.51	(E)	9.03	(E)	9.42	11.66	12.18
Class R6	10.60		9.12		9.52	11.80	12.33

(A) Affiliated investments, at cost	$19,742,381		$20,374,047		$31,956,037	$34,789,477	$36,605,695
(B) Unaffiliated investments, at cost	$17,791,793		$16,246,401		$26,831,304	$28,890,636	$32,077,186
(C) Securities on loan, at value	$2,433,587		$83,392		$597,816	$—	$—
(D) Repurchase agreements, at cost	$266,328		$261,521		$440,466	$380,862	$587,055

(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Assets:
Affiliated investments, at value (A)	$24,094,094	$15,679,136	$13,731,001	$423,997	$435,477
Unaffiliated investments, at value (B) (C)	27,202,424	19,392,770	16,096,454	487,293	484,778
Repurchase agreements, at value (D)	517,587	294,618	187,778	—	—
Cash	—	—	—	13,728	12,620
Receivables and other assets:
Investments sold	—	—	112,539	—	—
Net income from securities lending	—	251	196	17	15
Shares of beneficial interest sold	328	1,116	1,264	252	409
Dividends	12,794	4,447	3,137	89	87
Due from investment manager	34,875	30,116	29,508	6,680	6,718
Prepaid expenses	178	120	105	6	6
Total assets	51,862,280	35,402,574	30,161,982	932,062	940,110

Liabilities:
Cash collateral received upon return of:
Securities on loan	—	808,335	629,415	1,385	426
Payables and other liabilities:
Investments purchased	12,794	4,447	3,137	4,630	3,356
Shares of beneficial interest redeemed	16	18	62	45	31
Distribution and service fees	21,343	14,203	12,171	166	157
Transfer agent fees	6,729	4,483	3,842	60	54
Trustees, CCO and deferred compensation fees	261	186	149	69	28
Audit and tax fees	9,148	9,114	9,106	9,060	9,060
Custody fees	201	164	150	7	64
Legal fees	560	380	324	10	10
Printing and shareholder reports fees	736	642	615	320	141
Registration fees	2,061	2,060	2,059	1,613	1,613
Other accrued expenses	1,638	1,598	1,587	1,622	1,624
Total liabilities	55,487	845,630	662,617	18,987	16,564
Net assets	$51,806,793	$34,556,944	$29,499,365	$913,075	$923,546

Net assets consist of:
Paid-in capital	$38,408,255	$24,343,642	$20,275,807	$770,861	$794,117
Total distributable earnings (accumulated losses)	13,398,538	10,213,302	9,223,558	142,214	129,429
Net assets	$51,806,793	$34,556,944	$29,499,365	$913,075	$923,546
Net assets by class:
Class R1	$51,016,158	$33,596,690	$28,617,554	$364,177	$364,693
Class R3	31,462	264,615	94,925	19,567	19,948
Class R6	759,173	695,639	786,886	529,331	538,905
Shares outstanding (unlimited shares, no par value):
Class R1	4,107,029	2,584,169	2,097,347	28,636	28,665
Class R3	2,542	20,438	6,987	1,546	1,573
Class R6	60,260	52,978	57,057	41,468	42,204
Net asset value per share:
Class R1	$12.42	$13.00	$13.64	$12.72	$12.72
Class R3	12.38	12.95	13.59	12.66	12.69	(E)
Class R6	12.60	13.13	13.79	12.76	12.77

(A) Affiliated investments, at cost	$31,275,909	$20,661,109	$18,151,201	$504,686	$569,353
(B) Unaffiliated investments, at cost	$30,397,642	$21,718,681	$18,089,935	$544,477	$547,044
(C) Securities on loan, at value	$—	$791,182	$616,058	$1,355	$417
(D) Repurchase agreements, at cost	$517,587	$294,618	$187,778	$—	$—

(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2022

(unaudited)

Transamerica ClearTrack® Retirement Income
Assets:
Affiliated investments, at value (A)	$27,500,162
Unaffiliated investments, at value (B) (C)	26,435,962
Repurchase agreements, at value (D)	562,669
Receivables and other assets:
Net income from securities lending	2,471
Shares of beneficial interest sold	10,437
Dividends	45,544
Due from investment manager	32,909
Prepaid expenses	168
Total assets	54,590,322

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,758,563
Payables and other liabilities:
Investments purchased	45,544
Shares of beneficial interest redeemed	526,244
Distribution and service fees	21,132
Transfer agent fees	6,663
Trustees, CCO and deferred compensation fees	284
Audit and tax fees	9,168
Custody fees	70
Legal fees	576
Printing and shareholder reports fees	832
Registration fees	2,061
Other accrued expenses	3,336
Total liabilities	3,374,473
Net assets	$51,215,849

Net assets consist of:
Paid-in capital	$47,205,024
Total distributable earnings (accumulated losses)	4,010,825
Net assets	$51,215,849
Net assets by class:
Class R1	$50,722,731
Class R3	60,011
Class R6	433,107
Shares outstanding (unlimited shares, no par value):
Class R1	4,988,752
Class R3	5,912
Class R6	42,242
Net asset value per share:
Class R1	$10.17
Class R3	10.15
Class R6	10.25

(A) Affiliated investments, at cost	$32,731,170
(B) Unaffiliated investments, at cost	$28,234,434
(C) Securities on loan, at value	$2,700,024
(D) Repurchase agreements, at cost	$562,669

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS

For the period ended April 30, 2022

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Investment Income:
Dividend income from affiliated investments	$515,028	$539,921	$938,538	$1,115,354	$1,290,393
Dividend income from unaffiliated investments	252,010	259,268	417,435	465,169	496,925
Net income from securities lending	14,492	14,142	12,693	8,833	3,049
Total investment income	781,530	813,331	1,368,666	1,589,356	1,790,367

Expenses:
Investment management fees	26,395	27,775	44,347	47,519	49,562
Distribution and service fees:
Class R1	82,336	86,810	137,275	148,302	154,689
Class R3	16	13	14	17	18
Transfer agent fees
Class R1	25,936	27,345	43,242	46,715	48,727
Class R3	10	8	9	11	11
Class R6	22	22	56	44	42
Trustees, CCO and deferred compensation fees	434	459	733	948	811
Audit and tax fees	9,196	9,203	9,289	9,302	9,311
Custody fees	579	554	612	629	668
Legal fees	4,265	4,464	7,198	7,656	7,951
Printing and shareholder reports fees	2,406	2,560	3,373	3,539	3,601
Registration fees	45,069	45,070	45,086	45,089	45,091
Filing fees	4,443	4,464	4,531	4,514	4,519
Other	406	433	677	714	740
Total expenses before waiver and/or reimbursement and recapture	201,513	209,180	296,442	314,999	325,741
Expenses waived and/or reimbursed:
Class R1	(58,607)	(59,784)	(70,148)	(75,980)	(77,932)
Class R3	(24)	(19)	(15)	(19)	(20)
Class R6	(1,068)	(1,018)	(1,918)	(1,506)	(1,408)
Recapture of previously waived and/or reimbursed fees:
Class R1	7,045	8,504	21,219	24,434	26,716
Class R3	4	3	5	7	8
Class R6	131	157	589	479	480
Net expenses	148,994	157,023	246,174	262,414	273,585

Net investment income (loss)	632,536	656,308	1,122,492	1,326,942	1,516,782

Net realized gain (loss) on:
Affiliated investments	(81,491)	(169,562)	389,110	105,880	(81,425)
Unaffiliated investments	8,395,877	4,482,818	7,172,398	18,865,387	23,083,952
Capital gain distributions received from affiliated exchange-traded funds	638,790	668,753	1,207,127	1,550,698	1,931,352
Net realized gain (loss)	8,953,176	4,982,009	8,768,635	20,521,965	24,933,879

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(3,142,547)	(3,243,892)	(5,326,242)	(6,624,132)	(7,539,009)
Unaffiliated investments	(9,873,444)	(6,072,481)	(10,709,709)	(22,302,225)	(26,740,945)
Net change in unrealized appreciation (depreciation)	(13,015,991)	(9,316,373)	(16,035,951)	(28,926,357)	(34,279,954)
Net realized and change in unrealized gain (loss)	(4,062,815)	(4,334,364)	(7,267,316)	(8,404,392)	(9,346,075)
Net increase (decrease) in net assets resulting from operations	$(3,430,279)	$(3,678,056)	$(6,144,824)	$(7,077,450)	$(7,829,293)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Investment Income:
Dividend income from affiliated investments	$1,273,494	$922,466	$817,645	$24,105	$22,769
Dividend income from unaffiliated investments	459,403	312,885	267,609	8,046	7,547
Net income from securities lending	3,913	4,063	3,538	166	162
Total investment income	1,736,810	1,239,414	1,088,792	32,317	30,478

Expenses:
Investment management fees	44,183	29,828	25,680	764	736
Distribution and service fees:
Class R1	138,756	93,033	79,658	997	996
Class R3	18	29	23	28	19
Transfer agent fees
Class R1	43,708	29,306	25,092	314	314
Class R3	11	18	14	17	12
Class R6	31	27	32	21	21
Trustees, CCO and deferred compensation fees	723	489	419	17	15
Audit and tax fees	9,281	9,209	9,187	9,063	9,062
Custody fees	609	500	471	315	315
Legal fees	7,024	4,781	4,095	119	113
Printing and shareholder reports fees	3,303	2,432	2,185	472	521
Registration fees	45,086	45,072	45,068	25,648	25,648
Filing fees	4,498	4,440	4,424	4,315	4,315
Other	654	442	375	8	8
Total expenses before waiver and/or reimbursement and recapture	297,885	219,606	196,723	42,098	42,095
Expenses waived and/or reimbursed:
Class R1	(73,978)	(66,368)	(64,824)	(16,090)	(16,483)
Class R3	(21)	(169)	(95)	(890)	(629)
Class R6	(1,087)	(1,306)	(1,736)	(22,744)	(22,648)
Recapture of previously waived and/or reimbursed fees:
Class R1	22,068	10,635	7,626	—	—
Class R3	8	134	63	—	—
Class R6	322	218	205	—	—
Net expenses	245,197	162,750	137,962	2,374	2,335

Net investment income (loss)	1,491,613	1,076,664	950,830	29,943	28,143

Net realized gain (loss) on:
Affiliated investments	(37,792)	(111,198)	(158,700)	(56,754)	(878)
Unaffiliated investments	21,948,380	16,290,629	14,517,906	299,904	290,714
Capital gain distributions received from affiliated exchange-traded funds	1,964,050	1,436,322	1,288,407	38,291	36,105
Net realized gain (loss)	23,874,638	17,615,753	15,647,613	281,441	325,941

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(7,181,815)	(4,981,973)	(4,420,200)	(80,689)	(133,876)
Unaffiliated investments	(25,446,221)	(18,786,912)	(16,654,750)	(368,721)	(355,627)
Net change in unrealized appreciation (depreciation)	(32,628,036)	(23,768,885)	(21,074,950)	(449,410)	(489,503)
Net realized and change in unrealized gain (loss)	(8,753,398)	(6,153,132)	(5,427,337)	(167,969)	(163,562)
Net increase (decrease) in net assets resulting from operations	$(7,261,785)	$(5,076,468)	$(4,476,507)	$(138,026)	$(135,419)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2022

(unaudited)

Transamerica ClearTrack® Retirement Income
Investment Income:
Dividend income from affiliated investments	$866,454
Dividend income from unaffiliated investments	440,079
Net income from securities lending	21,537
Total investment income	1,328,070

Expenses:
Investment management fees	44,516
Distribution and service fees:
Class R1	140,011
Class R3	19
Transfer agent fees
Class R1	44,103
Class R3	12
Class R6	21
Trustees, CCO and deferred compensation fees	736
Audit and tax fees	9,291
Custody fees	621
Legal fees	7,218
Printing and shareholder reports fees	3,468
Registration fees	45,088
Filing fees	4,522
Other	6,110
Total expenses before waiver and/or reimbursement and recapture	305,736
Expenses waived and/or reimbursed:
Class R1	(71,087)
Class R3	(33)
Class R6	(690)
Recapture of previously waived and/or reimbursed fees:
Class R1	18,638
Class R3	18
Class R6	175
Net expenses	252,757

Net investment income (loss)	1,075,313

Net realized gain (loss) on:
Affiliated investments	(176,981)
Unaffiliated investments	10,206,952
Capital gain distributions received from exchange-traded funds	1,076,463
Net realized gain (loss)	11,106,434

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(5,231,008)
Unaffiliated investments	(12,530,541)
Net change in unrealized appreciation (depreciation)	(17,761,549)
Net realized and change in unrealized gain (loss)	(6,655,115)
Net increase (decrease) in net assets resulting from operations	$(5,579,802)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020		Transamerica ClearTrack® 2025
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$632,536	$291,215	$656,308	$298,254	$1,122,492	$422,436
Net realized gain (loss)	8,953,176	1,539,521	4,982,009	1,374,444	8,768,635	1,844,536
Net change in unrealized appreciation (depreciation)	(13,015,991)	3,582,633	(9,316,373)	4,702,472	(16,035,951)	8,169,398
Net increase (decrease) in net assets resulting from operations	(3,430,279)	5,413,369	(3,678,056)	6,375,170	(6,144,824)	10,436,370

Dividends and/or distributions to shareholders:
Class R1	(1,978,593)	(964,670)	(2,006,014)	(23,137)	(2,994,648)	(1,172,851)
Class R3	(791)	(367)	(646)	(38)	(609)	(240)
Class R6	(39,188)	(21,652)	(36,709)	(4,059)	(86,551)	(47,195)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,018,572)	(986,689)	(2,043,369)	(27,234)	(3,081,808)	(1,220,286)

Capital share transactions:
Proceeds from shares sold:
Class R1	663,374	511,022	1,151,823	1,746,103	1,673,277	2,721,140
Class R3	—	—	—	—	30,157	—
Class R6	9,952	26,529	32,409	75,900	263,939	208,146
	673,326	537,551	1,184,232	1,822,003	1,967,373	2,929,286
Dividends and/or distributions reinvested:
Class R1	1,978,593	964,670	2,006,014	23,137	2,994,648	1,172,851
Class R3	791	367	646	38	609	240
Class R6	39,188	21,652	36,709	4,059	86,551	47,195
	2,018,572	986,689	2,043,369	27,234	3,081,808	1,220,286
Cost of shares redeemed:
Class R1	(2,058,894)	(4,533,085)	(3,410,410)	(8,345,604)	(5,332,332)	(10,053,418)
Class R3	—	—	—	—	(30,089)	—
Class R6	(669)	(103,740)	(3,149)	(69,340)	(163,214)	(593,338)
	(2,059,563)	(4,636,825)	(3,413,559)	(8,414,944)	(5,525,635)	(10,646,756)
Net increase (decrease) in net assets resulting from capital share transactions	632,335	(3,112,585)	(185,958)	(6,565,707)	(476,454)	(6,497,184)
Net increase (decrease) in net assets	(4,816,516)	1,314,095	(5,907,383)	(217,771)	(9,703,086)	2,718,900

Net assets:
Beginning of period/year	35,831,208	34,517,113	37,754,125	37,971,896	60,315,172	57,596,272
End of period/year	$31,014,692	$35,831,208	$31,846,742	$37,754,125	$50,612,086	$60,315,172

Capital share transactions - shares:
Shares issued:
Class R1	59,975	42,793	116,025	173,047	162,454	253,792
Class R3	—	—	—	—	3,085	—
Class R6	851	2,216	3,234	7,445	25,447	19,497
	60,826	45,009	119,259	180,492	190,986	273,289
Shares reinvested:
Class R1	167,962	83,594	197,832	2,349	281,188	114,648
Class R3	68	31	64	4	57	24
Class R6	3,310	1,868	3,602	410	8,081	4,586
	171,340	85,493	201,498	2,763	289,326	119,258
Shares redeemed:
Class R1	(179,903)	(384,254)	(348,618)	(828,014)	(521,567)	(951,188)
Class R3	—	—	—	—	(3,058)	—
Class R6	(58)	(8,862)	(330)	(6,853)	(16,098)	(56,836)
	(179,961)	(393,116)	(348,948)	(834,867)	(540,723)	(1,008,024)
Net increase (decrease) in shares outstanding:
Class R1	48,034	(257,867)	(34,761)	(652,618)	(77,925)	(582,748)
Class R3	68	31	64	4	84	24
Class R6	4,103	(4,778)	6,506	1,002	17,430	(32,753)
	52,205	(262,614)	(28,191)	(651,612)	(60,411)	(615,477)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2030		Transamerica ClearTrack® 2035		Transamerica ClearTrack® 2040
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$1,326,942	$410,202	$1,516,782	$376,107	$1,491,613	$330,633
Net realized gain (loss)	20,521,965	1,787,287	24,933,879	2,101,628	23,874,638	1,896,434
Net change in unrealized appreciation (depreciation)	(28,926,357)	9,870,171	(34,279,954)	12,142,956	(32,628,036)	11,842,273
Net increase (decrease) in net assets resulting from operations	(7,077,450)	12,067,660	(7,829,293)	14,620,691	(7,261,785)	14,069,340

Dividends and/or distributions to shareholders:
Class R1	(3,110,618)	(1,610,860)	(3,527,833)	(1,490,594)	(3,438,261)	(1,548,456)
Class R3	(725)	(369)	(817)	(334)	(890)	(392)
Class R6	(62,017)	(27,672)	(68,980)	(29,820)	(54,494)	(41,403)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,173,360)	(1,638,901)	(3,597,630)	(1,520,748)	(3,493,645)	(1,590,251)

Capital share transactions:
Proceeds from shares sold:
Class R1	714,078	3,737,656	1,506,651	2,784,176	1,242,666	1,601,543
Class R3	5,024	—	7,905	—	19,314	—
Class R6	327,609	211,988	277,725	311,106	70,133	180,380
	1,046,711	3,949,644	1,792,281	3,095,282	1,332,113	1,781,923
Dividends and/or distributions reinvested:
Class R1	3,110,618	1,610,860	3,527,833	1,490,594	3,438,261	1,548,456
Class R3	725	369	817	334	890	392
Class R6	62,017	27,672	68,980	29,820	54,494	41,403
	3,173,360	1,638,901	3,597,630	1,520,748	3,493,645	1,590,251
Cost of shares redeemed:
Class R1	(3,260,554)	(6,516,056)	(2,432,903)	(6,674,395)	(1,659,389)	(6,336,961)
Class R6	(86,930)	(67,283)	(62,443)	(324,554)	(41,178)	(663,278)
	(3,347,484)	(6,583,339)	(2,495,346)	(6,998,949)	(1,700,567)	(7,000,239)
Net increase (decrease) in net assets resulting from capital share transactions	872,587	(994,794)	2,894,565	(2,382,919)	3,125,191	(3,628,065)
Net increase (decrease) in net assets	(9,378,223)	9,433,965	(8,532,358)	10,717,024	(7,630,239)	8,851,024

Net assets:
Beginning of period/year	64,343,778	54,909,813	67,122,327	56,405,303	59,437,032	50,586,008
End of period/year	$54,965,555	$64,343,778	$58,589,969	$67,122,327	$51,806,793	$59,437,032

Capital share transactions - shares:
Shares issued:
Class R1	55,291	288,057	115,222	205,236	88,588	111,984
Class R3	420	—	621	—	1,511	—
Class R6	25,370	16,016	20,823	22,564	5,002	12,680
	81,081	304,073	136,666	227,800	95,101	124,664
Shares reinvested:
Class R1	234,057	127,948	251,808	114,047	239,600	116,865
Class R3	55	29	59	26	62	29
Class R6	4,635	2,184	4,888	2,266	3,753	3,090
	238,747	130,161	256,755	116,339	243,415	119,984
Shares redeemed:
Class R1	(257,204)	(496,098)	(174,593)	(487,073)	(120,132)	(456,155)
Class R6	(7,004)	(5,254)	(4,729)	(24,058)	(3,064)	(48,542)
	(264,208)	(501,352)	(179,322)	(511,131)	(123,196)	(504,697)
Net increase (decrease) in shares outstanding:
Class R1	32,144	(80,093)	192,437	(167,790)	208,056	(227,306)
Class R3	475	29	680	26	1,573	29
Class R6	23,001	12,946	20,982	772	5,691	(32,772)
	55,620	(67,118)	214,099	(166,992)	215,320	(260,049)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2045		Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$1,076,664	$221,310	$950,830	$188,422	$29,943	$8,563
Net realized gain (loss)	17,615,753	1,050,607	15,647,613	823,787	281,441	13,917
Net change in unrealized appreciation (depreciation)	(23,768,885)	9,049,585	(21,074,950)	8,394,815	(449,410)	236,148
Net increase (decrease) in net assets resulting from operations	(5,076,468)	10,321,502	(4,476,507)	9,407,024	(138,026)	258,628

Dividends and/or distributions to shareholders:
Class R1	(2,171,567)	(1,099,539)	(1,795,304)	(530,496)	(18,217)	(7,447)
Class R3	(861)	(428)	(847)	(255)	(701)	(298)
Class R6	(46,020)	(22,414)	(51,931)	(17,874)	(28,579)	(11,731)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,218,448)	(1,122,381)	(1,848,082)	(548,625)	(47,497)	(19,476)

Capital share transactions:
Proceeds from shares sold:
Class R1	755,659	1,622,748	1,626,982	2,875,382	—	—
Class R3	256,271	—	102,694	—	169,200	—
Class R6	64,129	131,162	71,031	69,401	52,534	45,500
	1,076,059	1,753,910	1,800,707	2,944,783	221,734	45,500
Dividends and/or distributions reinvested:
Class R1	2,171,567	1,099,539	1,795,304	530,496	18,217	7,447
Class R3	861	428	847	255	701	298
Class R6	46,020	22,414	51,931	17,874	28,579	11,731
	2,218,448	1,122,381	1,848,082	548,625	47,497	19,476
Cost of shares redeemed:
Class R1	(1,852,938)	(3,981,854)	(2,376,054)	(4,974,447)	—	—
Class R3	—	—	(17,151)	—	(159,715)	—
Class R6	(5,461)	(109,246)	(23,388)	(129,727)	(16,026)	(914)
	(1,858,399)	(4,091,100)	(2,416,593)	(5,104,174)	(175,741)	(914)
Net increase (decrease) in net assets resulting from capital share transactions	1,436,108	(1,214,809)	1,232,196	(1,610,766)	93,490	64,062
Net increase (decrease) in net assets	(5,858,808)	7,984,312	(5,092,393)	7,247,633	(92,033)	303,214

Net assets:
Beginning of period/year	40,415,752	32,431,440	34,591,758	27,344,125	1,005,108	701,894
End of period/year	$34,556,944	$40,415,752	$29,499,365	$34,591,758	$913,075	$1,005,108

Capital share transactions - shares:
Shares issued:
Class R1	50,805	109,395	104,993	187,693	—	—
Class R3	19,431	—	7,245	—	12,455	—
Class R6	4,325	8,728	4,486	4,567	3,728	3,231
	74,561	118,123	116,724	192,260	16,183	3,231
Shares reinvested:
Class R1	143,717	80,258	112,983	37,333	1,225	567
Class R3	57	32	54	18	47	22
Class R6	3,022	1,625	3,240	1,248	1,919	893
	146,796	81,915	116,277	38,599	3,191	1,482
Shares redeemed:
Class R1	(126,701)	(272,745)	(159,095)	(327,065)	—	—
Class R3	—	—	(1,233)	—	(11,955)	—
Class R6	(366)	(7,616)	(1,579)	(8,366)	(1,173)	(65)
	(127,067)	(280,361)	(161,907)	(335,431)	(13,128)	(65)
Net increase (decrease) in shares outstanding:
Class R1	67,821	(83,092)	58,881	(102,039)	1,225	567
Class R3	19,488	32	6,066	18	547	22
Class R6	6,981	2,737	6,147	(2,551)	4,474	4,059
	94,290	(80,323)	71,094	(104,572)	6,246	4,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2060		Transamerica ClearTrack® Retirement Income
	April 30, 2022 (unaudited)	October 31, 2021	April 30, 2022 (unaudited)	October 31, 2021
From operations:
Net investment income (loss)	$28,143	$8,001	$1,075,313	$489,794
Net realized gain (loss)	325,941	15,197	11,106,434	1,904,531
Net change in unrealized appreciation (depreciation)	(489,503)	220,512	(17,761,549)	4,431,110
Net increase (decrease) in net assets resulting from operations	(135,419)	243,710	(5,579,802)	6,825,435

Dividends and/or distributions to shareholders:
Class R1	(18,203)	(7,475)	(3,076,518)	(1,499,880)
Class R3	(700)	(299)	(695)	(322)
Class R6	(27,781)	(10,540)	(31,408)	(22,555)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(46,684)	(18,314)	(3,108,621)	(1,522,757)

Capital share transactions:
Proceeds from shares sold:
Class R1	—	—	1,316,794	2,297,678
Class R3	7,080	—	49,872	—
Class R6	114,015	36,591	84,971	174,811
	121,095	36,591	1,451,637	2,472,489
Dividends and/or distributions reinvested:
Class R1	18,203	7,475	3,076,518	1,499,880
Class R3	700	299	695	322
Class R6	27,781	10,540	31,408	22,555
	46,684	18,314	3,108,621	1,522,757
Cost of shares redeemed:
Class R1	—	—	(5,448,689)	(7,137,348)
Class R6	(4,813)	(4,219)	(141,344)	(408,423)
	(4,813)	(4,219)	(5,590,033)	(7,545,771)
Net increase (decrease) in net assets resulting from capital share transactions	162,966	50,686	(1,029,775)	(3,550,525)
Net increase (decrease) in net assets	(19,137)	276,082	(9,718,198)	1,752,153

Net assets:
Beginning of period/year	942,683	666,601	60,934,047	59,181,894
End of period/year	$923,546	$942,683	$51,215,849	$60,934,047

Capital share transactions - shares:
Shares issued:
Class R1	—	—	118,728	197,848
Class R3	526	—	4,778	—
Class R6	7,740	2,556	7,678	15,310
	8,266	2,556	131,184	213,158
Shares reinvested:
Class R1	1,227	569	270,582	132,968
Class R3	47	23	61	29
Class R6	1,868	803	2,745	1,989
	3,142	1,395	273,388	134,986
Shares redeemed:
Class R1	—	—	(492,664)	(621,694)
Class R6	(348)	(312)	(13,323)	(35,724)
	(348)	(312)	(505,987)	(657,418)
Net increase (decrease) in shares outstanding:
Class R1	1,227	569	(103,354)	(290,878)
Class R3	573	23	4,839	29
Class R6	9,260	3,047	(2,900)	(18,425)
	11,060	3,639	(101,415)	(309,274)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.39		$10.94	$10.67	$10.24	$10.66	$9.85

Investment operations:
Net investment income (loss) (A)	0.21		0.10	0.13	0.16	0.15	0.13
Net realized and unrealized gain (loss)	(1.36)		1.67	0.48	0.81	(0.33)	0.82
Total investment operations	(1.15)		1.77	0.61	0.97	(0.18)	0.95

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.10)	(0.16)	(0.17)	(0.14)	(0.12)
Net realized gains	(0.47)		(0.22)	(0.18)	(0.37)	(0.10)	(0.02)
Total dividends and/or distributions to shareholders	(0.71)		(0.32)	(0.34)	(0.54)	(0.24)	(0.14)

Net asset value, end of period/year	$10.53		$12.39	$10.94	$10.67	$10.24	$10.66
Total return	(9.92	)%(B)	16.40%	5.89%	10.23%	(1.76)%	9.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,435		$35,199	$33,907	$37,914	$41,573	$52,926
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.21	%(D)	1.26%	1.26%	1.26%	1.19%	1.17%
Including waiver and/or reimbursement and recapture (E)	0.90	%(D)	1.14%	1.14%	1.12%	1.12%	1.11%
Net investment income (loss) to average net assets	3.76	%(D)	0.80%	1.20%	1.53%	1.42%	1.28%
Portfolio turnover rate	92	%(B)	7%	12%	42%	23%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.06%, 0.08%, 0.08% and 0.09% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$12.38		$10.93	$10.68	$9.99

Investment operations:
Net investment income (loss) (B)	0.23		0.12	0.15	0.11
Net realized and unrealized gain (loss)	(1.36)		1.69	0.48	0.58
Total investment operations	(1.13)		1.81	0.63	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.14)	(0.20)	—
Net realized gains	(0.47)		(0.22)	(0.18)	—
Total dividends and/or distributions to shareholders	(0.74)		(0.36)	(0.38)	—

Net asset value, end of period/year	$10.51		$12.38	$10.93	$10.68
Total return	(9.76	)%(C)	16.75%	6.08%	6.91	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$13	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.96	%(E)	1.01%	1.01%	1.01	%(E)
Including waiver and/or reimbursement and recapture (F)	0.65	%(E)	0.89%	0.89%	0.87	%(E)
Net investment income (loss) to average net assets	3.98	%(E)	1.04%	1.43%	1.54	%(E)
Portfolio turnover rate	92	%(C)	7%	12%	42%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.06% and 0.08%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2015
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$12.51		$11.04	$10.77	$10.34	$10.77	$9.93

Investment operations:
Net investment income (loss) (A)	0.25		0.18	0.19	0.23	0.22	0.20
Net realized and unrealized gain (loss)	(1.37)		1.69	0.50	0.82	(0.33)	0.83
Total investment operations	(1.12)		1.87	0.69	1.05	(0.11)	1.03

Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.18)	(0.24)	(0.25)	(0.22)	(0.17)
Net realized gains	(0.47)		(0.22)	(0.18)	(0.37)	(0.10)	(0.02)
Total dividends and/or distributions to shareholders	(0.79)		(0.40)	(0.42)	(0.62)	(0.32)	(0.19)

Net asset value, end of period/year	$10.60		$12.51	$11.04	$10.77	$10.34	$10.77
Total return	(9.63	)%(B)	17.19%	6.55%	11.00%	(1.16)%	10.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$568		$619	$599	$380	$421	$415
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.56	%(D)	0.61%	0.61%	0.61%	0.54%	0.52%
Including waiver and/or reimbursement and recapture (E)	0.25	%(D)	0.49%	0.49%	0.47%	0.47%	0.46%
Net investment income (loss) to average net assets	4.37	%(D)	1.46%	1.75%	2.21%	2.06%	1.91%
Portfolio turnover rate	92	%(B)	7%	12%	42%	23%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.06%, 0.08%, 0.08% and 0.09% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.65		$9.05	$10.65	$10.38	$10.73	$9.81

Investment operations:
Net investment income (loss) (A)	0.18		0.08	0.04	0.15	0.15	0.12
Net realized and unrealized gain (loss)	(1.19)		1.53	(1.16)	0.79	(0.31)	0.92
Total investment operations	(1.01)		1.61	(1.12)	0.94	(0.16)	1.04

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.01)	(0.17)	(0.16)	(0.13)	(0.11)
Net realized gains	(0.38)		—	(0.31)	(0.51)	(0.06)	(0.01)
Total dividends and/or distributions to shareholders	(0.58)		(0.01)	(0.48)	(0.67)	(0.19)	(0.12)

Net asset value, end of period/year	$9.06		$10.65	$9.05	$10.65	$10.38	$10.73
Total return	(10.05	)%(B)	17.75%	(11.16)%	9.99%	(1.55)%	10.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,275		$37,150	$37,467	$51,652	$59,914	$76,819
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.20	%(D)	1.25%	1.25%	1.20%	1.15%	1.14%
Including waiver and/or reimbursement and recapture (E)	0.90	%(D)	1.15%	1.14%	1.12%	1.12%	1.11%
Net investment income (loss) to average net assets	3.71	%(D)	0.76%	0.44%	1.46%	1.38%	1.21%
Portfolio turnover rate	92	%(B)	11%	137%	50%	25%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.05%, 0.06%, 0.08%, 0.08% and 0.09% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$10.63		$9.04	$10.65	$9.97

Investment operations:
Net investment income (loss) (B)	0.19		0.10	0.06	0.10
Net realized and unrealized gain (loss)	(1.18)		1.53	(1.15)	0.58
Total investment operations	(0.99)		1.63	(1.09)	0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.04)	(0.21)	—
Net realized gains	(0.38)		—	(0.31)	—
Total dividends and/or distributions to shareholders	(0.61)		(0.04)	(0.52)	—

Net asset value, end of period/year	$9.03		$10.63	$9.04	$10.65
Total return	(9.91	)%(C)	18.02%	(10.91)%	6.82	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$11	$10	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.95	%(E)	1.00%	0.99%	0.95	%(E)
Including waiver and/or reimbursement and recapture (F)	0.65	%(E)	0.90%	0.89%	0.87	%(E)
Net investment income (loss) to average net assets	3.94	%(E)	1.00%	0.64%	1.52	%(E)
Portfolio turnover rate	92	%(C)	11%	137%	50%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.05%, 0.06% and 0.08%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2020
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$10.76		$9.14	$10.76	$10.49	$10.85	$9.89

Investment operations:
Net investment income (loss) (A)	0.21		0.14	0.09	0.22	0.22	0.19
Net realized and unrealized gain (loss)	(1.20)		1.55	(1.16)	0.80	(0.32)	0.94
Total investment operations	(0.99)		1.69	(1.07)	1.02	(0.10)	1.13

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.07)	(0.24)	(0.24)	(0.20)	(0.16)
Net realized gains	(0.38)		—	(0.31)	(0.51)	(0.06)	(0.01)
Total dividends and/or distributions to shareholders	(0.65)		(0.07)	(0.55)	(0.75)	(0.26)	(0.17)

Net asset value, end of period/year	$9.12		$10.76	$9.14	$10.76	$10.49	$10.85
Total return	(9.81	)%(B)	18.60%	(10.60)%	10.77%	(1.00)%	11.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$562		$593	$495	$447	$669	$673
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.60%	0.60%	0.55%	0.50%	0.49%
Including waiver and/or reimbursement and recapture (E)	0.25	%(D)	0.50%	0.49%	0.47%	0.47%	0.46%
Net investment income (loss) to average net assets	4.32	%(D)	1.41%	0.95%	2.17%	2.01%	1.85%
Portfolio turnover rate	92	%(B)	11%	137%	50%	25%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.05%, 0.06%, 0.08%, 0.08% and 0.09% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$11.13		$9.55	$11.11	$10.70	$11.06	$9.98

Investment operations:
Net investment income (loss) (A)	0.20		0.07	0.04	0.15	0.14	0.12
Net realized and unrealized gain (loss)	(1.31)		1.72	(1.30)	0.94	(0.32)	1.07
Total investment operations	(1.11)		1.79	(1.26)	1.09	(0.18)	1.19

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.03)	(0.16)	(0.16)	(0.12)	(0.11)
Net realized gains	(0.35)		(0.18)	(0.14)	(0.52)	(0.06)	(0.00	)(B)
Total dividends and/or distributions to shareholders	(0.57)		(0.21)	(0.30)	(0.68)	(0.18)	(0.11)

Net asset value, end of period/year	$9.45		$11.13	$9.55	$11.11	$10.70	$11.06
Total return	(10.54	)%(C)	18.93%	(11.77)%	11.23%	(1.65)%	12.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,182		$58,821	$55,999	$74,011	$73,294	$90,501
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	1.18%	1.17%	1.17%	1.14%	1.13%
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	1.15%	1.14%	1.14%	1.13%	1.12%
Net investment income (loss) to average net assets	3.97	%(E)	0.69%	0.39%	1.43%	1.30%	1.15%
Portfolio turnover rate	95	%(C)	19%	161%	20%	25%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.31%, 0.05%, 0.06%, 0.06%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.12		$9.54	$11.11	$10.40

Investment operations:
Net investment income (loss) (B)	0.21		0.10	0.06	0.11
Net realized and unrealized gain (loss)	(1.31)		1.72	(1.29)	0.60
Total investment operations	(1.10)		1.82	(1.23)	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.06)	(0.20)	—
Net realized gains	(0.35)		(0.18)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.60)		(0.24)	(0.34)	—

Net asset value, end of period/year	$9.42		$11.12	$9.54	$11.11
Total return	(10.49	)%(C)	19.33%	(11.58)%	6.83	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$11	$9	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.93%	0.92%	0.91	%(E)
Including waiver and/or reimbursement and recapture (F)	0.64	%(E)	0.90%	0.89%	0.89	%(E)
Net investment income (loss) to average net assets	4.06	%(E)	0.93%	0.60%	1.52	%(E)
Portfolio turnover rate	95	%(C)	19%	161%	20%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.31%, 0.05%, 0.06% and 0.06%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2025
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$11.25		$9.65	$11.23	$10.83	$11.19	$10.07

Investment operations:
Net investment income (loss) (A)	0.23		0.15	0.08	0.22	0.22	0.18
Net realized and unrealized gain (loss)	(1.32)		1.73	(1.29)	0.94	(0.32)	1.09
Total investment operations	(1.09)		1.88	(1.21)	1.16	(0.10)	1.27

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.10)	(0.23)	(0.24)	(0.20)	(0.15)
Net realized gains	(0.35)		(0.18)	(0.14)	(0.52)	(0.06)	(0.00	)(B)
Total dividends and/or distributions to shareholders	(0.64)		(0.28)	(0.37)	(0.76)	(0.26)	(0.15)

Net asset value, end of period/year	$9.52		$11.25	$9.65	$11.23	$10.83	$11.19
Total return	(10.29	)%(C)	19.78%	(11.26)%	11.89%	(1.00)%	12.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,420		$1,483	$1,588	$1,292	$1,370	$1,378
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.42	%(E)	0.53%	0.52%	0.52%	0.49%	0.48%
Including waiver and/or reimbursement and recapture (F)	0.24	%(E)	0.50%	0.49%	0.49%	0.48%	0.47%
Net investment income (loss) to average net assets	4.47	%(E)	1.37%	0.81%	2.10%	1.93%	1.69%
Portfolio turnover rate	95	%(C)	19%	161%	20%	25%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.31%, 0.05%, 0.06%, 0.06%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$13.85		$11.65	$11.36	$10.91	$11.27	$10.04

Investment operations:
Net investment income (loss) (A)	0.28		0.08	0.13	0.15	0.15	0.12
Net realized and unrealized gain (loss)	(1.75)		2.47	0.49	0.98	(0.29)	1.22
Total investment operations	(1.47)		2.55	0.62	1.13	(0.14)	1.34

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.11)	(0.16)	(0.16)	(0.13)	(0.11)
Net realized gains	(0.39)		(0.24)	(0.17)	(0.52)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.69)		(0.35)	(0.33)	(0.68)	(0.22)	(0.11)

Net asset value, end of period/year	$11.69		$13.85	$11.65	$11.36	$10.91	$11.27
Total return	(11.22	)%(B)	22.17%	5.48%	11.38%	(1.34)%	13.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$53,771		$63,252	$54,145	$57,414	$57,571	$70,037
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	1.17%	1.19%	1.20%	1.16%	1.15%
Including waiver and/or reimbursement and recapture (E)	0.88	%(D)	1.16%	1.15%	1.15%	1.13%	1.12%
Net investment income (loss) to average net assets	4.38	%(D)	0.65%	1.12%	1.38%	1.28%	1.16%
Portfolio turnover rate	97	%(B)	9%	15%	16%	26%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$13.83		$11.64	$11.36	$10.63

Investment operations:
Net investment income (loss) (B)	0.29		0.12	0.15	0.11
Net realized and unrealized gain (loss)	(1.73)		2.45	0.50	0.62
Total investment operations	(1.44)		2.57	0.65	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.34)		(0.14)	(0.20)	—
Net realized gains	(0.39)		(0.24)	(0.17)	—
Total dividends and/or distributions to shareholders	(0.73)		(0.38)	(0.37)	—

Net asset value, end of period/year	$11.66		$13.83	$11.64	$11.36
Total return	(11.07	)%(C)	22.42%	5.74%	6.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17		$14	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.92%	0.94%	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.63	%(E)	0.91%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	4.53	%(E)	0.89%	1.36%	1.50	%(E)
Portfolio turnover rate	97	%(C)	9%	15%	16%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2030
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.02		$11.78	$11.49	$11.04	$11.40	$10.13

Investment operations:
Net investment income (loss) (A)	0.30		0.17	0.19	0.22	0.22	0.19
Net realized and unrealized gain (loss)	(1.74)		2.49	0.50	0.99	(0.29)	1.23
Total investment operations	(1.44)		2.66	0.69	1.21	(0.07)	1.42

Dividends and/or distributions to shareholders:
Net investment income	(0.39)		(0.18)	(0.23)	(0.24)	(0.20)	(0.15)
Net realized gains	(0.39)		(0.24)	(0.17)	(0.52)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.78)		(0.42)	(0.40)	(0.76)	(0.29)	(0.15)

Net asset value, end of period/year	$11.80		$14.02	$11.78	$11.49	$11.04	$11.40
Total return	(10.94	)%(B)	23.02%	6.09%	12.13%	(0.69)%	14.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,178		$1,078	$754	$380	$383	$353
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.52%	0.54%	0.55%	0.51%	0.50%
Including waiver and/or reimbursement and recapture (E)	0.23	%(D)	0.51%	0.50%	0.50%	0.48%	0.47%
Net investment income (loss) to average net assets	4.64	%(D)	1.29%	1.62%	2.02%	1.92%	1.81%
Portfolio turnover rate	97	%(B)	9%	15%	16%	26%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.65		$11.88	$11.51	$11.09	$11.47	$10.01

Investment operations:
Net investment income (loss) (A)	0.32		0.08	0.13	0.14	0.15	0.14
Net realized and unrealized gain (loss)	(1.95)		3.01	0.48	1.03	(0.33)	1.44
Total investment operations	(1.63)		3.09	0.61	1.17	(0.18)	1.58

Dividends and/or distributions to shareholders:
Net investment income	(0.35)		(0.11)	(0.15)	(0.17)	(0.13)	(0.12)
Net realized gains	(0.45)		(0.21)	(0.09)	(0.58)	(0.07)	—
Total dividends and/or distributions to shareholders	(0.80)		(0.32)	(0.24)	(0.75)	(0.20)	(0.12)

Net asset value, end of period/year	$12.22		$14.65	$11.88	$11.51	$11.09	$11.47
Total return	(11.84	)%(B)	26.33%	5.31%	11.65%	(1.62)%	15.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,409		$66,023	$55,525	$57,683	$57,851	$70,958
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	1.17%	1.19%	1.20%	1.16%	1.15%
Including waiver and/or reimbursement and recapture (E)	0.88	%(D)	1.16%	1.15%	1.15%	1.13%	1.12%
Net investment income (loss) to average net assets	4.81	%(D)	0.57%	1.09%	1.32%	1.27%	1.28%
Portfolio turnover rate	100	%(B)	7%	13%	12%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$14.63		$11.86	$11.50	$10.77

Investment operations:
Net investment income (loss) (B)	0.33		0.11	0.15	0.11
Net realized and unrealized gain (loss)	(1.94)		3.01	0.49	0.62
Total investment operations	(1.61)		3.12	0.64	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.39)		(0.14)	(0.19)	—
Net realized gains	(0.45)		(0.21)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.84)		(0.35)	(0.28)	—

Net asset value, end of period/year	$12.18		$14.63	$11.86	$11.50
Total return	(11.76	)%(C)	26.69%	5.57%	6.78	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20		$14	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.92%	0.94%	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.63	%(E)	0.91%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	4.90	%(E)	0.82%	1.33%	1.47	%(E)
Portfolio turnover rate	100	%(C)	7%	13%	12%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2035
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$14.83		$12.02	$11.63	$11.23	$11.59	$10.10

Investment operations:
Net investment income (loss) (A)	0.36		0.17	0.19	0.22	0.22	0.20
Net realized and unrealized gain (loss)	(1.96)		3.04	0.52	1.01	(0.30)	1.46
Total investment operations	(1.60)		3.21	0.71	1.23	(0.08)	1.66

Dividends and/or distributions to shareholders:
Net investment income	(0.45)		(0.19)	(0.23)	(0.25)	(0.21)	(0.17)
Net realized gains	(0.45)		(0.21)	(0.09)	(0.58)	(0.07)	—
Total dividends and/or distributions to shareholders	(0.90)		(0.40)	(0.32)	(0.83)	(0.28)	(0.17)

Net asset value, end of period/year	$12.33		$14.83	$12.02	$11.63	$11.23	$11.59
Total return	(11.60	)%(B)	27.12%	6.10%	12.22%	(0.81)%	16.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,161		$1,085	$869	$516	$459	$525
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.52%	0.54%	0.55%	0.51%	0.50%
Including waiver and/or reimbursement and recapture (E)	0.23	%(D)	0.51%	0.50%	0.50%	0.48%	0.47%
Net investment income (loss) to average net assets	5.32	%(D)	1.25%	1.67%	1.97%	1.87%	1.88%
Portfolio turnover rate	100	%(B)	7%	13%	12%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$15.03		$12.00	$11.66	$11.26	$11.58	$9.93

Investment operations:
Net investment income (loss) (A)	0.36		0.08	0.13	0.14	0.14	0.14
Net realized and unrealized gain (loss)	(2.09)		3.33	0.48	1.02	(0.27)	1.63
Total investment operations	(1.73)		3.41	0.61	1.16	(0.13)	1.77

Dividends and/or distributions to shareholders:
Net investment income	(0.40)		(0.11)	(0.15)	(0.16)	(0.14)	(0.12)
Net realized gains	(0.48)		(0.27)	(0.12)	(0.60)	(0.05)	—
Total dividends and/or distributions to shareholders	(0.88)		(0.38)	(0.27)	(0.76)	(0.19)	(0.12)

Net asset value, end of period/year	$12.42		$15.03	$12.00	$11.66	$11.26	$11.58
Total return	(12.29	)%(B)	28.88%	5.27%	11.54%	(1.17)%	18.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,016		$58,588	$49,510	$51,798	$51,048	$60,367
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	1.18%	1.20%	1.22%	1.17%	1.17%
Including waiver and/or reimbursement and recapture (E)	0.88	%(D)	1.16%	1.15%	1.15%	1.13%	1.12%
Net investment income (loss) to average net assets	5.29	%(D)	0.57%	1.10%	1.29%	1.20%	1.33%
Portfolio turnover rate	102	%(B)	6%	12%	15%	20%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$15.00		$11.98	$11.65	$10.92

Investment operations:
Net investment income (loss) (B)	0.36		0.11	0.16	0.11
Net realized and unrealized gain (loss)	(2.06)		3.32	0.48	0.62
Total investment operations	(1.70)		3.43	0.64	0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.44)		(0.14)	(0.19)	—
Net realized gains	(0.48)		(0.27)	(0.12)	—
Total dividends and/or distributions to shareholders	(0.92)		(0.41)	(0.31)	—

Net asset value, end of period/year	$12.38		$15.00	$11.98	$11.65
Total return	(12.16	)%(C)	29.17%	5.52%	6.68	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$32		$15	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.93%	0.95%	0.96	%(E)
Including waiver and/or reimbursement and recapture (F)	0.63	%(E)	0.91%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	5.35	%(E)	0.81%	1.34%	1.47	%(E)
Portfolio turnover rate	102	%(C)	6%	12%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2040
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$15.28		$12.19	$11.84	$11.43	$11.76	$10.05

Investment operations:
Net investment income (loss) (A)	0.41		0.19	0.20	0.22	0.22	0.21
Net realized and unrealized gain (loss)	(2.11)		3.36	0.50	1.03	(0.29)	1.67
Total investment operations	(1.70)		3.55	0.70	1.25	(0.07)	1.88

Dividends and/or distributions to shareholders:
Net investment income	(0.50)		(0.19)	(0.23)	(0.24)	(0.21)	(0.17)
Net realized gains	(0.48)		(0.27)	(0.12)	(0.60)	(0.05)	—
Total dividends and/or distributions to shareholders	(0.98)		(0.46)	(0.35)	(0.84)	(0.26)	(0.17)

Net asset value, end of period/year	$12.60		$15.28	$12.19	$11.84	$11.43	$11.76
Total return	(12.00	)%(B)	29.69%	5.93%	12.36%	(0.62)%	18.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$759		$834	$1,065	$780	$815	$738
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.53%	0.55%	0.57%	0.52%	0.52%
Including waiver and/or reimbursement and recapture (E)	0.23	%(D)	0.51%	0.50%	0.50%	0.48%	0.47%
Net investment income (loss) to average net assets	5.86	%(D)	1.34%	1.69%	1.94%	1.84%	1.88%
Portfolio turnover rate	102	%(B)	6%	12%	15%	20%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.32%, 0.04%, 0.05%, 0.05%, 0.07% and 0.08% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$15.76		$12.27	$11.94	$11.45	$11.76	$9.94

Investment operations:
Net investment income (loss) (A)	0.41		0.08	0.13	0.14	0.13	0.14
Net realized and unrealized gain (loss)	(2.31)		3.84	0.49	1.09	(0.24)	1.80
Total investment operations	(1.90)		3.92	0.62	1.23	(0.11)	1.94

Dividends and/or distributions to shareholders:
Net investment income	(0.45)		(0.11)	(0.15)	(0.16)	(0.13)	(0.12)
Net realized gains	(0.41)		(0.32)	(0.14)	(0.58)	(0.07)	—
Total dividends and/or distributions to shareholders	(0.86)		(0.43)	(0.29)	(0.74)	(0.20)	(0.12)

Net asset value, end of period/year	$13.00		$15.76	$12.27	$11.94	$11.45	$11.76
Total return	(12.78	)%(B)	32.47%	5.15%	11.97%	(0.97)%	19.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,597		$39,667	$31,883	$34,278	$34,139	$38,516
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.17	%(D)	1.25%	1.28%	1.29%	1.22%	1.22%
Including waiver and/or reimbursement and recapture (E)	0.87	%(D)	1.16%	1.15%	1.15%	1.14%	1.13%
Net investment income (loss) to average net assets	5.66	%(D)	0.57%	1.09%	1.26%	1.12%	1.25%
Portfolio turnover rate	105	%(B)	5%	9%	15%	15%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.33%, 0.04%, 0.05%, 0.05%, 0.06% and 0.07% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$15.72		$12.24	$11.93	$11.18

Investment operations:
Net investment income (loss) (B)	0.21		0.12	0.16	0.11
Net realized and unrealized gain (loss)	(2.08)		3.83	0.48	0.64
Total investment operations	(1.87)		3.95	0.64	0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.49)		(0.15)	(0.19)	—
Net realized gains	(0.41)		(0.32)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.90)		(0.47)	(0.33)	—

Net asset value, end of period/year	$12.95		$15.72	$12.24	$11.93
Total return	(12.66	)%(C)	32.82%	5.34%	6.71	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$264		$15	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.99%	1.03%	1.03	%(E)
Including waiver and/or reimbursement and recapture (F)	0.62	%(E)	0.91%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	3.46	%(E)	0.81%	1.33%	1.48	%(E)
Portfolio turnover rate	105	%(C)	5%	9%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.33%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2045
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$15.96		$12.41	$12.08	$11.59	$11.90	$10.03

Investment operations:
Net investment income (loss) (A)	0.45		0.18	0.21	0.22	0.21	0.21
Net realized and unrealized gain (loss)	(2.32)		3.89	0.49	1.09	(0.25)	1.82
Total investment operations	(1.87)		4.07	0.70	1.31	(0.04)	2.03

Dividends and/or distributions to shareholders:
Net investment income	(0.55)		(0.20)	(0.23)	(0.24)	(0.20)	(0.16)
Net realized gains	(0.41)		(0.32)	(0.14)	(0.58)	(0.07)	—
Total dividends and/or distributions to shareholders	(0.96)		(0.52)	(0.37)	(0.82)	(0.27)	(0.16)

Net asset value, end of period/year	$13.13		$15.96	$12.41	$12.08	$11.59	$11.90
Total return	(12.51	)%(B)	33.39%	5.76%	12.70%	(0.35)%	20.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$696		$734	$537	$417	$505	$585
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.52	%(D)	0.60%	0.63%	0.64%	0.57%	0.57%
Including waiver and/or reimbursement and recapture (E)	0.22	%(D)	0.51%	0.50%	0.50%	0.49%	0.48%
Net investment income (loss) to average net assets	6.20	%(D)	1.23%	1.71%	1.90%	1.70%	1.87%
Portfolio turnover rate	105	%(B)	5%	9%	15%	15%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.33%, 0.04%, 0.05%, 0.05%, 0.06% and 0.07% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.54		$12.45	$12.10	$11.52	$11.79	$9.93

Investment operations:
Net investment income (loss) (A)	0.44		0.09	0.13	0.15	0.13	0.13
Net realized and unrealized gain (loss)	(2.46)		4.24	0.46	1.09	(0.24)	1.84
Total investment operations	(2.02)		4.33	0.59	1.24	(0.11)	1.97

Dividends and/or distributions to shareholders:
Net investment income	(0.49)		(0.11)	(0.15)	(0.16)	(0.12)	(0.11)
Net realized gains	(0.39)		(0.13)	(0.09)	(0.50)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.88)		(0.24)	(0.24)	(0.66)	(0.16)	(0.11)

Net asset value, end of period/year	$13.64		$16.54	$12.45	$12.10	$11.52	$11.79
Total return	(12.97	)%(B)	35.17%	4.87%	11.87%	(1.04)%	20.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,618		$33,724	$26,659	$26,865	$26,279	$29,329
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.22	%(D)	1.28%	1.32%	1.36%	1.26%	1.28%
Including waiver and/or reimbursement and recapture (E)	0.86	%(D)	1.16%	1.16%	1.15%	1.14%	1.13%
Net investment income (loss) to average net assets	5.80	%(D)	0.56%	1.09%	1.29%	1.09%	1.17%
Portfolio turnover rate	108	%(B)	4%	6%	13%	13%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.04%, 0.05%, 0.06% and 0.07% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$16.50		$12.42	$12.08	$11.33

Investment operations:
Net investment income (loss) (B)	0.33		0.12	0.16	0.12
Net realized and unrealized gain (loss)	(2.32)		4.24	0.46	0.63
Total investment operations	(1.99)		4.36	0.62	0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.53)		(0.15)	(0.19)	—
Net realized gains	(0.39)		(0.13)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.92)		(0.28)	(0.28)	—

Net asset value, end of period/year	$13.59		$16.50	$12.42	$12.08
Total return	(12.85	)%(C)	35.51%	5.14%	6.62	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$94		$15	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.97	%(E)	1.03%	1.07%	1.10	%(E)
Including waiver and/or reimbursement and recapture (F)	0.61	%(E)	0.91%	0.91%	0.90	%(E)
Net investment income (loss) to average net assets	4.74	%(E)	0.80%	1.34%	1.50	%(E)
Portfolio turnover rate	108	%(C)	4%	6%	13%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.04% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® 2050
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$16.76		$12.61	$12.24	$11.66	$11.92	$10.02

Investment operations:
Net investment income (loss) (A)	0.48		0.18	0.21	0.23	0.21	0.20
Net realized and unrealized gain (loss)	(2.47)		4.30	0.48	1.10	(0.24)	1.85
Total investment operations	(1.99)		4.48	0.69	1.33	(0.03)	2.05

Dividends and/or distributions to shareholders:
Net investment income	(0.59)		(0.20)	(0.23)	(0.25)	(0.19)	(0.15)
Net realized gains	(0.39)		(0.13)	(0.09)	(0.50)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.98)		(0.33)	(0.32)	(0.75)	(0.23)	(0.15)

Net asset value, end of period/year	$13.79		$16.76	$12.61	$12.24	$11.66	$11.92
Total return	(12.68	)%(B)	35.97%	5.63%	12.62%	(0.34)%	20.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$787		$853	$674	$424	$699	$627
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.63%	0.67%	0.71%	0.62%	0.63%
Including waiver and/or reimbursement and recapture (E)	0.21	%(D)	0.51%	0.51%	0.50%	0.49%	0.48%
Net investment income (loss) to average net assets	6.34	%(D)	1.20%	1.69%	1.98%	1.75%	1.82%
Portfolio turnover rate	108	%(B)	4%	6%	13%	13%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.04%, 0.05%, 0.06% and 0.07% (annualized), for the period ended April 30, 2022 and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$15.31		$11.52	$11.24	$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.41		0.08	0.13	0.13	0.12	0.02
Net realized and unrealized gain (loss)	(2.33)		3.99	0.43	1.07	(0.21)	0.59
Total investment operations	(1.92)		4.07	0.56	1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.46)		(0.11)	(0.14)	(0.14)	(0.07)	—
Net realized gains	(0.21)		(0.17)	(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.67)		(0.28)	(0.28)	(0.40)	(0.08)	—

Net asset value, end of period/year	$12.72		$15.31	$11.52	$11.24	$10.44	$10.61
Total return	(13.20	)%(C)	35.71%	4.89%	12.22%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$364		$420	$309	$295	$262	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.93	%(E)	9.17%	11.19%	14.43%	11.72%	40.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)	1.17%	1.15%	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	5.84	%(E)	0.58%	1.14%	1.25%	1.10%	0.54	%(E)
Portfolio turnover rate	130	%(C)	6%	12%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05%, 0.05%, 0.07% and 0.14% (annualized), for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and the period ended October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$15.28		$11.49	$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.26		0.12	0.16	0.11
Net realized and unrealized gain (loss)	(2.17)		3.98	0.42	0.60
Total investment operations	(1.91)		4.10	0.58	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.50)		(0.14)	(0.17)	—
Net realized gains	(0.21)		(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.71)		(0.31)	(0.31)	—

Net asset value, end of period/year	$12.66		$15.28	$11.49	$11.22
Total return	(13.22	)%(C)	36.09%	5.12%	6.76	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20		$15	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.68	%(E)	8.92%	10.94%	14.18	%(E)
Including waiver and/or reimbursement and recapture (F)	0.61	%(E)	0.92%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	3.84	%(E)	0.84%	1.39%	1.49	%(E)
Portfolio turnover rate	130	%(C)	6%	12%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$15.41		$11.58	$11.29	$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.45		0.18	0.20	0.20	0.19	0.04
Net realized and unrealized gain (loss)	(2.34)		4.00	0.44	1.06	(0.22)	0.60
Total investment operations	(1.89)		4.18	0.64	1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.55)		(0.18)	(0.21)	(0.21)	(0.10)	—
Net realized gains	(0.21)		(0.17)	(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.76)		(0.35)	(0.35)	(0.47)	(0.11)	—

Net asset value, end of period/year	$12.76		$15.41	$11.58	$11.29	$10.50	$10.64
Total return	(12.98	)%(C)	36.63%	5.60%	12.89%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$529		$570	$382	$323	$270	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.28	%(E)	8.52%	10.54%	13.78%	11.07%	39.37	%(E)
Including waiver and/or reimbursement and recapture (F)	0.21	%(E)	0.52%	0.50%	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	6.35	%(E)	1.23%	1.78%	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	130	%(C)	6%	12%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05%, 0.05%, 0.07% and 0.14% (annualized), for the period ended April 30, 2022, years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and the period ended October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$15.30		$11.51	$11.24	$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.40		0.08	0.13	0.13	0.12	0.02
Net realized and unrealized gain (loss)	(2.32)		3.99	0.42	1.07	(0.21)	0.59
Total investment operations	(1.92)		4.07	0.55	1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.11)	(0.14)	(0.14)	(0.07)	—
Net realized gains	(0.23)		(0.17)	(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.66)		(0.28)	(0.28)	(0.40)	(0.08)	—

Net asset value, end of period/year	$12.72		$15.30	$11.51	$11.24	$10.44	$10.61
Total return	(13.15	)%(C)	35.75%	4.87%	12.25%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$365		$420	$309	$295	$263	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	9.13	%(E)	9.68%	11.56%	14.59%	11.74%	39.93	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)	1.16%	1.15%	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	5.61	%(E)	0.60%	1.15%	1.24%	1.10%	0.54	%(E)
Portfolio turnover rate	100	%(C)	8%	10%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05%, 0.05%, 0.07% and 0.14% (annualized), for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and the period ended October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$15.28		$11.49	$11.22	$10.51

Investment operations:
Net investment income (loss) (B)	0.39		0.12	0.16	0.11
Net realized and unrealized gain (loss)	(2.28)		3.98	0.42	0.60
Total investment operations	(1.89)		4.10	0.58	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.47)		(0.14)	(0.17)	—
Net realized gains	(0.23)		(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.70)		(0.31)	(0.31)	—

Net asset value, end of period/year	$12.69		$15.28	$11.49	$11.22
Total return	(13.02	)%(C)	36.10%	5.19%	6.76	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20		$15	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.88	%(E)	9.43%	11.31%	14.33	%(E)
Including waiver and/or reimbursement and recapture (F)	0.61	%(E)	0.91%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	5.58	%(E)	0.85%	1.40%	1.49	%(E)
Portfolio turnover rate	100	%(C)	8%	10%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$15.40		$11.57	$11.29	$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.43		0.18	0.20	0.20	0.19	0.04
Net realized and unrealized gain (loss)	(2.30)		4.00	0.43	1.06	(0.22)	0.60
Total investment operations	(1.87)		4.18	0.63	1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.53)		(0.18)	(0.21)	(0.21)	(0.10)	—
Net realized gains	(0.23)		(0.17)	(0.14)	(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.76)		(0.35)	(0.35)	(0.47)	(0.11)	—

Net asset value, end of period/year	$12.77		$15.40	$11.57	$11.29	$10.50	$10.64
Total return	(12.85	)%(C)	36.67%	5.57%	12.92%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$539		$508	$347	$310	$265	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	8.48	%(E)	9.03%	10.91%	13.94%	11.09%	39.28	%(E)
Including waiver and/or reimbursement and recapture (F)	0.21	%(E)	0.51%	0.50%	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	6.04	%(E)	1.25%	1.80%	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	100	%(C)	8%	10%	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.04%, 0.05%, 0.05%, 0.07% and 0.14% (annualized), for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and the period ended October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R1
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$11.86		$10.86	$10.50	$10.23	$10.63	$10.11

Investment operations:
Net investment income (loss) (A)	0.21		0.09	0.14	0.16	0.16	0.14
Net realized and unrealized gain (loss)	(1.29)		1.18	0.46	0.85	(0.35)	0.50
Total investment operations	(1.08)		1.27	0.60	1.01	(0.19)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.10)	(0.18)	(0.18)	(0.16)	(0.12)
Net realized gains	(0.38)		(0.17)	(0.06)	(0.56)	(0.05)	—
Total dividends and/or distributions to shareholders	(0.61)		(0.27)	(0.24)	(0.74)	(0.21)	(0.12)

Net asset value, end of period/year	$10.17		$11.86	$10.86	$10.50	$10.23	$10.63
Total return	(9.61	)%(B)	11.91%	5.81%	10.76%	(1.86)%	6.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,723		$60,380	$58,473	$64,925	$72,493	$98,838
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.09	%(D)	1.19%	1.18%	1.18%	1.13%	1.12%
Including waiver and/or reimbursement and recapture (E)	0.90	%(D)	1.14%	1.13%	1.12%	1.11%	1.09%
Net investment income (loss) to average net assets	3.80	%(D)	0.80%	1.31%	1.61%	1.54%	1.40%
Portfolio turnover rate	91	%(B)	5%	11%	19%	24%	7%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.07%, 0.08%, 0.09% and 0.11% (annualized), for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R3
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$11.86		$10.87	$10.52	$9.83

Investment operations:
Net investment income (loss) (B)	0.17		0.12	0.16	0.10
Net realized and unrealized gain (loss)	(1.24)		1.17	0.47	0.59
Total investment operations	(1.07)		1.29	0.63	0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.13)	(0.22)	—
Net realized gains	(0.38)		(0.17)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.64)		(0.30)	(0.28)	—

Net asset value, end of period/year	$10.15		$11.86	$10.87	$10.52
Total return	(9.54	)%(C)	12.10%	6.09%	7.02	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$60		$13	$11	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.94%	0.93%	0.93	%(E)
Including waiver and/or reimbursement and recapture (F)	0.65	%(E)	0.89%	0.88%	0.87	%(E)
Net investment income (loss) to average net assets	3.29	%(E)	1.05%	1.53%	1.50	%(E)
Portfolio turnover rate	91	%(C)	5%	11%	19%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.07% and 0.08%, for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R6
	April 30, 2022 (unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period/year	$11.99		$10.98	$10.62	$10.35	$10.75	$10.20

Investment operations:
Net investment income (loss) (A)	0.24		0.17	0.20	0.23	0.23	0.21
Net realized and unrealized gain (loss)	(1.29)		1.19	0.47	0.86	(0.35)	0.50
Total investment operations	(1.05)		1.36	0.67	1.09	(0.12)	0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.31)		(0.18)	(0.25)	(0.26)	(0.23)	(0.16)
Net realized gains	(0.38)		(0.17)	(0.06)	(0.56)	(0.05)	—
Total dividends and/or distributions to shareholders	(0.69)		(0.35)	(0.31)	(0.82)	(0.28)	(0.16)

Net asset value, end of period/year	$10.25		$11.99	$10.98	$10.62	$10.35	$10.75
Total return	(9.32	)%(B)	12.58%	6.47%	11.53%	(1.19)%	7.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$433		$541	$698	$510	$425	$409
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.44	%(D)	0.54%	0.53%	0.53%	0.48%	0.47%
Including waiver and/or reimbursement and recapture (E)	0.25	%(D)	0.49%	0.48%	0.47%	0.46%	0.44%
Net investment income (loss) to average net assets	4.30	%(D)	1.49%	1.89%	2.22%	2.15%	1.98%
Portfolio turnover rate	91	%(B)	5%	11%	19%	24%	7%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.30%, 0.06%, 0.07%, 0.08%, 0.09% and 0.11% (annualized), for the period ended April 30, 2022, and the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018 and October 31, 2017, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

At April 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica ClearTrack® 2015 (“ClearTrack® 2015”)	R1,R3,R6
Transamerica ClearTrack® 2020 (“ClearTrack® 2020”)	R1,R3,R6
Transamerica ClearTrack® 2025 (“ClearTrack® 2025”)	R1,R3,R6
Transamerica ClearTrack® 2030 (“ClearTrack® 2030”)	R1,R3,R6
Transamerica ClearTrack® 2035 (“ClearTrack® 2035”)	R1,R3,R6
Transamerica ClearTrack® 2040 (“ClearTrack® 2040”)	R1,R3,R6
Transamerica ClearTrack® 2045 (“ClearTrack® 2045”)	R1,R3,R6
Transamerica ClearTrack® 2050 (“ClearTrack® 2050”)	R1,R3,R6
Transamerica ClearTrack® 2055 (“ClearTrack® 2055”)	R1,R3,R6
Transamerica ClearTrack® 2060 (“ClearTrack® 2060”)	R1,R3,R6
Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”)	R1,R3,R6

As of April 30, 2022, the only investors of the Funds are affiliated and eligible retirement plans as defined in the Funds’ current prospectus.

Each Fund, a “fund of funds”, normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying ETFs and Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying ETFs and Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2022, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2022.

Repurchase agreements at April 30, 2022, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each applicable Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”).

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$2,486,349	$—	$—	$—	$2,486,349
Total Borrowings	$2,486,349	$—	$—	$—	$2,486,349

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$85,200	$—	$—	$—	$85,200
Total Borrowings	$85,200	$—	$—	$—	$85,200

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$610,778	$—	$—	$—	$610,778
Total Borrowings	$610,778	$—	$—	$—	$610,778

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$808,335	$—	$—	$—	$808,335
Total Borrowings	$808,335	$—	$—	$—	$808,335

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$629,415	$—	$—	$—	$629,415
Total Borrowings	$629,415	$—	$—	$—	$629,415

ClearTrack® 2055
Securities Lending Transactions
Exchange-Traded Funds	$1,385	$—	$—	$—	$1,385
Total Borrowings	$1,385	$—	$—	$—	$1,385

ClearTrack® 2060
Securities Lending Transactions
Exchange-Traded Funds	$426	$—	$—	$—	$426
Total Borrowings	$426	$—	$—	$—	$426

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$2,758,563	$—	$—	$—	$2,758,563
Total Borrowings	$2,758,563	$—	$—	$—	$2,758,563

5. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market: The market prices of a Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of a Fund’s securities and assets fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

5. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a Fund’s investments.

Europe. A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Additional Market Disruption. Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Underlying exchange-traded funds risk: To the extent a Fund invests its assets in Underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the Underlying ETFs in which it invests. Investing in Underlying ETFs subjects a Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the Underlying ETFs in which a Fund may invest has its own investment risks, and those risks can affect the value of the Underlying ETFs’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any Underlying ETF will be achieved. In addition, a Fund will bear a pro rata portion of the operating expenses of the Underlying ETFs in which it invests.

Underlying funds risk: Because a Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of a Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, a Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of a Fund’s prospectus identifies certain risks of each underlying fund.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying ETFs and Funds have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs and Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
Effective December 6, 2021
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
Prior to December 6, 2021
First $2.5 billion	0.38
Over $2.5 billion up to $4 billion	0.37
Over $4 billion	0.36

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in the Underlying ETFs and Funds, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended April 30, 2022, the balances available for recapture by TAM for each Fund are as follows.

	Amounts Available
Fund	2019 (A)	2020	2021	2022	Total
ClearTrack® 2015
Class R1	$19,573	$62,130	$55,313	$58,607	$195,623
Class R3	—	12	22	24	58
Class R6	192	966	946	1,068	3,172
ClearTrack® 2020
Class R1	15,695	74,337	58,224	59,784	208,040
Class R3	—	6	18	19	43
Class R6	158	852	879	1,018	2,907
ClearTrack® 2025
Class R1	—	53,771	48,705	70,148	172,624
Class R3	—	—	3	15	18
Class R6	—	617	1,224	1,918	3,759
ClearTrack® 2030
Class R1	7,323	45,834	34,878	75,980	164,015
Class R3	—	—	2	19	21
Class R6	—	—	500	1,506	2,006
ClearTrack® 2035
Class R1	5,919	42,699	34,833	77,932	161,383
Class R3	—	—	—	20	20
Class R6	—	122	540	1,408	2,070
ClearTrack® 2040
Class R1	9,449	46,094	39,606	73,978	169,127
Class R3	—	—	5	21	26
Class R6	134	955	618	1,087	2,794
ClearTrack® 2045
Class R1	15,793	56,362	48,744	66,368	187,267
Class R3	—	—	—	70	70
Class R6	179	861	845	1,306	3,191
ClearTrack® 2050
Class R1	19,008	57,945	51,904	64,824	193,681
Class R3	—	—	—	80	80
Class R6	304	1,266	1,336	1,736	4,642
ClearTrack® 2055
Class R1	22,611	34,641	36,199	16,090	109,541
Class R3	546	1,256	1,316	890	4,008
Class R6	24,644	40,499	47,386	22,744	135,273
ClearTrack® 2060
Class R1	23,127	35,976	38,584	16,483	114,170
Class R3	536	1,304	1,402	629	3,871
Class R6	24,120	39,064	44,822	22,648	130,654
ClearTrack® Retirement Income
Class R1	12,543	49,356	48,684	71,087	181,670
Class R3	—	—	—	31	31
Class R6	121	554	454	690	1,819

(A)	For the six-month period of May 1, 2019 through October 31, 2019.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on assets, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Funds’ Prospectuses and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended April 30, 2022, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$1,258	$191
ClearTrack® 2020	1,324	199
ClearTrack® 2025	2,115	314
ClearTrack® 2030	2,269	344
ClearTrack® 2035	2,363	367
ClearTrack® 2040	2,112	325
ClearTrack® 2045	1,423	218
ClearTrack® 2050	1,227	188
ClearTrack® 2055	37	6
ClearTrack® 2060	36	6
ClearTrack® Retirement Income	2,121	321

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2022.

Transamerica Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2022

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$30,966,103	$32,341,756
ClearTrack® 2020	32,398,386	34,392,136
ClearTrack® 2025	53,476,172	56,812,543
ClearTrack® 2030	58,783,756	61,034,306
ClearTrack® 2035	63,136,872	63,837,754
ClearTrack® 2040	57,326,400	57,248,512
ClearTrack® 2045	39,819,227	40,354,609
ClearTrack® 2050	35,332,614	35,978,461
ClearTrack® 2055	1,319,856	1,279,690
ClearTrack® 2060	1,070,004	958,093
ClearTrack® Retirement Income	51,859,194	55,052,024

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$37,800,502	$—	$(4,222,867)	$(4,222,867)
ClearTrack® 2020	36,881,969	—	(4,809,639)	(4,809,639)
ClearTrack® 2025	59,227,807	—	(8,030,653)	(8,030,653)
ClearTrack® 2030	64,060,975	—	(9,263,720)	(9,263,720)
ClearTrack® 2035	69,269,936	—	(10,671,778)	(10,671,778)
ClearTrack® 2040	62,191,138	—	(10,377,033)	(10,377,033)
ClearTrack® 2045	42,674,408	—	(7,307,884)	(7,307,884)
ClearTrack® 2050	36,428,914	—	(6,413,681)	(6,413,681)
ClearTrack® 2055	1,049,163	—	(137,873)	(137,873)
ClearTrack® 2060	1,116,397	—	(196,142)	(196,142)
ClearTrack® Retirement Income	61,528,273	—	(7,029,480)	(7,029,480)

Transamerica Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2022

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2022

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;

•	Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and

•	Information we receive from consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.

We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2022

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2171291 04/22

© 2022 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

  Not Applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

  Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

  Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

  Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 1, 2022

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 1, 2022

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	July 1, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer